UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07725
SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and address of agent for service)
Registrant's telephone number, including area code:
(201) 324-6414
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2024
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Seasons Series Trust
SA Allocation Balanced Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 1)*	$8	0.15%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$249M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Allocation Balanced Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 3)*	$20	0.39%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$249M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Allocation Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Growth Portfolio (Class 1)*	$6	0.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$481M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Allocation Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Growth Portfolio (Class 3)*	$19	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$481M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Allocation
Moderate Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Growth Portfolio (Class 1)*	$6	0.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$500M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	7%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Allocation
Moderate Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Growth Portfolio (Class 3)*	$19	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$500M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	7%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Allocation Moderate Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 1)*	$7	0.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$287M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Allocation Moderate Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 3)*	$20	0.38%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$287M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA American Century
Inflation Protection Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Protection Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Protection Portfolio (Class 1)*	$30	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$561M
Total number of portfolio holdings	160
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	22%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	72.3%
Collateralized Mortgage Obligations	6.0%
Other Asset Backed Securities	4.4%
Short-Term Investments	3.7%
Banks	3.2%
Foreign Government Obligations	3.1%
Insurance	1.0%
Healthcare-Products	0.9%
Electric	0.8%
Auto Manufacturers	0.6%
Machinery-Construction & Mining	0.5%
Diversified Financial Services	0.4%
Healthcare-Services	0.3%
Home Equity	0.3%
Municipal Securities	0.3%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA American Century
Inflation Protection Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Protection Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Protection Portfolio (Class 3)*	$43	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$561M
Total number of portfolio holdings	160
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	22%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	72.3%
Collateralized Mortgage Obligations	6.0%
Other Asset Backed Securities	4.4%
Short-Term Investments	3.7%
Banks	3.2%
Foreign Government Obligations	3.1%
Insurance	1.0%
Healthcare-Products	0.9%
Electric	0.8%
Auto Manufacturers	0.6%
Machinery-Construction & Mining	0.5%
Diversified Financial Services	0.4%
Healthcare-Services	0.3%
Home Equity	0.3%
Municipal Securities	0.3%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Columbia
Focused Value Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 1)*	$37	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$296M
Total number of portfolio holdings	39
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	15%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	13.3%
Telecommunications	9.7%
Electric	9.6%
Pharmaceuticals	8.3%
Mining	5.5%
Aerospace/Defense	5.4%
Semiconductors	5.2%
Oil & Gas	5.0%
Healthcare-Services	4.1%
Retail	3.7%
REITS	3.5%
Insurance	3.1%
Internet	3.0%
Repurchase Agreements	2.9%
Computers	2.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Columbia
Focused Value Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 2)*	$45	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$296M
Total number of portfolio holdings	39
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	15%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	13.3%
Telecommunications	9.7%
Electric	9.6%
Pharmaceuticals	8.3%
Mining	5.5%
Aerospace/Defense	5.4%
Semiconductors	5.2%
Oil & Gas	5.0%
Healthcare-Services	4.1%
Retail	3.7%
REITS	3.5%
Insurance	3.1%
Internet	3.0%
Repurchase Agreements	2.9%
Computers	2.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Columbia
Focused Value Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 3)*	$50	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$296M
Total number of portfolio holdings	39
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	15%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	13.3%
Telecommunications	9.7%
Electric	9.6%
Pharmaceuticals	8.3%
Mining	5.5%
Aerospace/Defense	5.4%
Semiconductors	5.2%
Oil & Gas	5.0%
Healthcare-Services	4.1%
Retail	3.7%
REITS	3.5%
Insurance	3.1%
Internet	3.0%
Repurchase Agreements	2.9%
Computers	2.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Diversified Fixed Income Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)*	$37	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$694M
Total number of portfolio holdings	1,983
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	18%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	69.1%
Collateralized Mortgage Obligations	7.9%
Banks	7.0%
Electric	4.2%
Repurchase Agreements	3.4%
Other Asset Backed Securities	3.2%
Oil & Gas	2.4%
Foreign Government Obligations	2.1%
Pipelines	1.7%
Media	1.2%
Healthcare-Services	1.1%
Insurance	1.1%
Auto Loan Receivables	0.8%
REITS	0.8%
Telecommunications	0.7%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Diversified Fixed Income Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)*	$45	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$694M
Total number of portfolio holdings	1,983
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	18%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	69.1%
Collateralized Mortgage Obligations	7.9%
Banks	7.0%
Electric	4.2%
Repurchase Agreements	3.4%
Other Asset Backed Securities	3.2%
Oil & Gas	2.4%
Foreign Government Obligations	2.1%
Pipelines	1.7%
Media	1.2%
Healthcare-Services	1.1%
Insurance	1.1%
Auto Loan Receivables	0.8%
REITS	0.8%
Telecommunications	0.7%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Diversified Fixed Income Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)*	$50	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$694M
Total number of portfolio holdings	1,983
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	18%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	69.1%
Collateralized Mortgage Obligations	7.9%
Banks	7.0%
Electric	4.2%
Repurchase Agreements	3.4%
Other Asset Backed Securities	3.2%
Oil & Gas	2.4%
Foreign Government Obligations	2.1%
Pipelines	1.7%
Media	1.2%
Healthcare-Services	1.1%
Insurance	1.1%
Auto Loan Receivables	0.8%
REITS	0.8%
Telecommunications	0.7%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Growth Portfolio (Class 1)*	$55	1.08%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$38M
Total number of portfolio holdings	1,195
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	23%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	17.5%
Software	15.2%
U.S. Government & Agency Obligations	12.3%
Biotechnology	4.9%
Collateralized Mortgage Obligations	4.1%
Auto Manufacturers	4.0%
Commercial Services	4.0%
Advertising	3.7%
Diversified Financial Services	3.6%
REITS	3.6%
Banks	3.6%
Healthcare-Products	2.9%
Retail	2.1%
Transportation	1.9%
Computers	1.5%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed Growth Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Growth Portfolio (Class 2)*	$62	1.23%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$38M
Total number of portfolio holdings	1,195
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	23%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	17.5%
Software	15.2%
U.S. Government & Agency Obligations	12.3%
Biotechnology	4.9%
Collateralized Mortgage Obligations	4.1%
Auto Manufacturers	4.0%
Commercial Services	4.0%
Advertising	3.7%
Diversified Financial Services	3.6%
REITS	3.6%
Banks	3.6%
Healthcare-Products	2.9%
Retail	2.1%
Transportation	1.9%
Computers	1.5%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Growth Portfolio (Class 3)*	$67	1.33%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$38M
Total number of portfolio holdings	1,195
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	23%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	17.5%
Software	15.2%
U.S. Government & Agency Obligations	12.3%
Biotechnology	4.9%
Collateralized Mortgage Obligations	4.1%
Auto Manufacturers	4.0%
Commercial Services	4.0%
Advertising	3.7%
Diversified Financial Services	3.6%
REITS	3.6%
Banks	3.6%
Healthcare-Products	2.9%
Retail	2.1%
Transportation	1.9%
Computers	1.5%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Income Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income Portfolio (Class 1)*	$58	1.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$28M
Total number of portfolio holdings	751
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	15%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	41.3%
Collateralized Mortgage Obligations	12.0%
Internet	5.8%
Software	5.4%
Other Asset Backed Securities	5.2%
Banks	4.2%
Repurchase Agreements	4.0%
Electric	3.6%
Foreign Government Obligations	2.5%
Oil & Gas	2.2%
Auto Loan Receivables	1.8%
Municipal Securities	1.5%
REITS	1.4%
Commercial Services	1.4%
Advertising	1.3%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Income Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income Portfolio (Class 2)*	$66	1.29%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$28M
Total number of portfolio holdings	751
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	15%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	41.3%
Collateralized Mortgage Obligations	12.0%
Internet	5.8%
Software	5.4%
Other Asset Backed Securities	5.2%
Banks	4.2%
Repurchase Agreements	4.0%
Electric	3.6%
Foreign Government Obligations	2.5%
Oil & Gas	2.2%
Auto Loan Receivables	1.8%
Municipal Securities	1.5%
REITS	1.4%
Commercial Services	1.4%
Advertising	1.3%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Income Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income Portfolio (Class 3)*	$71	1.39%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$28M
Total number of portfolio holdings	751
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	15%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	41.3%
Collateralized Mortgage Obligations	12.0%
Internet	5.8%
Software	5.4%
Other Asset Backed Securities	5.2%
Banks	4.2%
Repurchase Agreements	4.0%
Electric	3.6%
Foreign Government Obligations	2.5%
Oil & Gas	2.2%
Auto Loan Receivables	1.8%
Municipal Securities	1.5%
REITS	1.4%
Commercial Services	1.4%
Advertising	1.3%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Income/Equity Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income/Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income/Equity Portfolio (Class 1)*	$58	1.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$38M
Total number of portfolio holdings	751
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	19%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	32.7%
Internet	10.4%
Collateralized Mortgage Obligations	10.1%
Software	9.2%
Banks	3.9%
Repurchase Agreements	3.6%
Other Asset Backed Securities	3.0%
Electric	2.9%
Advertising	2.4%
Auto Manufacturers	2.4%
Biotechnology	2.1%
Commercial Services	2.1%
Diversified Financial Services	1.9%
REITS	1.8%
Oil & Gas	1.7%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Income/Equity Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income/Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income/Equity Portfolio (Class 2)*	$65	1.28%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$38M
Total number of portfolio holdings	751
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	19%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	32.7%
Internet	10.4%
Collateralized Mortgage Obligations	10.1%
Software	9.2%
Banks	3.9%
Repurchase Agreements	3.6%
Other Asset Backed Securities	3.0%
Electric	2.9%
Advertising	2.4%
Auto Manufacturers	2.4%
Biotechnology	2.1%
Commercial Services	2.1%
Diversified Financial Services	1.9%
REITS	1.8%
Oil & Gas	1.7%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Income/Equity Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income/Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income/Equity Portfolio (Class 3)*	$71	1.38%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$38M
Total number of portfolio holdings	751
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	19%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	32.7%
Internet	10.4%
Collateralized Mortgage Obligations	10.1%
Software	9.2%
Banks	3.9%
Repurchase Agreements	3.6%
Other Asset Backed Securities	3.0%
Electric	2.9%
Advertising	2.4%
Auto Manufacturers	2.4%
Biotechnology	2.1%
Commercial Services	2.1%
Diversified Financial Services	1.9%
REITS	1.8%
Oil & Gas	1.7%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
International Equity Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 1)*	$54	1.04%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$298M
Total number of portfolio holdings	799
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	7%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.4%
Pharmaceuticals	10.1%
Semiconductors	6.4%
Insurance	5.9%
Cosmetics/Personal Care	3.6%
Oil & Gas	3.4%
Healthcare-Products	3.2%
Retail	3.2%
Food	2.8%
Commercial Services	2.7%
Mining	2.7%
Electric	2.4%
Software	2.4%
Auto Manufacturers	2.4%
Chemicals	2.3%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
International Equity Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 2)*	$62	1.19%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$298M
Total number of portfolio holdings	799
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	7%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.4%
Pharmaceuticals	10.1%
Semiconductors	6.4%
Insurance	5.9%
Cosmetics/Personal Care	3.6%
Oil & Gas	3.4%
Healthcare-Products	3.2%
Retail	3.2%
Food	2.8%
Commercial Services	2.7%
Mining	2.7%
Electric	2.4%
Software	2.4%
Auto Manufacturers	2.4%
Chemicals	2.3%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
International Equity Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 3)*	$67	1.29%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$298M
Total number of portfolio holdings	799
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	7%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.4%
Pharmaceuticals	10.1%
Semiconductors	6.4%
Insurance	5.9%
Cosmetics/Personal Care	3.6%
Oil & Gas	3.4%
Healthcare-Products	3.2%
Retail	3.2%
Food	2.8%
Commercial Services	2.7%
Mining	2.7%
Electric	2.4%
Software	2.4%
Auto Manufacturers	2.4%
Chemicals	2.3%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Large Cap Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 1)*	$41	0.78%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$309M
Total number of portfolio holdings	277
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	16%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	23.1%
Software	21.4%
Semiconductors	10.7%
Computers	9.5%
Auto Manufacturers	4.0%
Diversified Financial Services	3.9%
Retail	2.9%
Pharmaceuticals	2.8%
Healthcare-Products	2.7%
Advertising	2.6%
Biotechnology	2.5%
Commercial Services	2.3%
Transportation	1.6%
REITS	1.3%
Unaffiliated Investment Companies	0.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Large Cap Growth Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 2)*	$49	0.93%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$309M
Total number of portfolio holdings	277
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	16%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	23.1%
Software	21.4%
Semiconductors	10.7%
Computers	9.5%
Auto Manufacturers	4.0%
Diversified Financial Services	3.9%
Retail	2.9%
Pharmaceuticals	2.8%
Healthcare-Products	2.7%
Advertising	2.6%
Biotechnology	2.5%
Commercial Services	2.3%
Transportation	1.6%
REITS	1.3%
Unaffiliated Investment Companies	0.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Large Cap Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 3)*	$54	1.03%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$309M
Total number of portfolio holdings	277
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	16%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	23.1%
Software	21.4%
Semiconductors	10.7%
Computers	9.5%
Auto Manufacturers	4.0%
Diversified Financial Services	3.9%
Retail	2.9%
Pharmaceuticals	2.8%
Healthcare-Products	2.7%
Advertising	2.6%
Biotechnology	2.5%
Commercial Services	2.3%
Transportation	1.6%
REITS	1.3%
Unaffiliated Investment Companies	0.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Large Cap Value Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 1)*	$43	0.84%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$394M
Total number of portfolio holdings	493
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	15%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	9.4%
Pharmaceuticals	8.9%
Insurance	5.7%
Oil & Gas	5.4%
Healthcare-Services	4.8%
Electric	4.7%
Healthcare-Products	4.5%
Diversified Financial Services	4.4%
Telecommunications	4.0%
Retail	3.6%
REITS	3.1%
Transportation	3.0%
Semiconductors	2.8%
Cosmetics/Personal Care	2.5%
Aerospace/Defense	2.4%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Large Cap Value Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 2)*	$51	0.99%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$394M
Total number of portfolio holdings	493
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	15%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	9.4%
Pharmaceuticals	8.9%
Insurance	5.7%
Oil & Gas	5.4%
Healthcare-Services	4.8%
Electric	4.7%
Healthcare-Products	4.5%
Diversified Financial Services	4.4%
Telecommunications	4.0%
Retail	3.6%
REITS	3.1%
Transportation	3.0%
Semiconductors	2.8%
Cosmetics/Personal Care	2.5%
Aerospace/Defense	2.4%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Large Cap Value Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 3)*	$56	1.09%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$394M
Total number of portfolio holdings	493
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	15%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	9.4%
Pharmaceuticals	8.9%
Insurance	5.7%
Oil & Gas	5.4%
Healthcare-Services	4.8%
Electric	4.7%
Healthcare-Products	4.5%
Diversified Financial Services	4.4%
Telecommunications	4.0%
Retail	3.6%
REITS	3.1%
Transportation	3.0%
Semiconductors	2.8%
Cosmetics/Personal Care	2.5%
Aerospace/Defense	2.4%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Mid Cap Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 1)*	$50	0.98%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$160M
Total number of portfolio holdings	438
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	51%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	15.7%
Healthcare-Products	6.5%
Diversified Financial Services	6.3%
Retail	6.0%
Internet	5.3%
Commercial Services	4.7%
Semiconductors	4.3%
Computers	3.9%
Pharmaceuticals	3.3%
Entertainment	3.1%
Biotechnology	2.9%
Pipelines	2.8%
Miscellaneous Manufacturing	2.2%
Healthcare-Services	2.1%
Advertising	2.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Mid Cap Growth Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 2)*	$57	1.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$160M
Total number of portfolio holdings	438
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	51%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	15.7%
Healthcare-Products	6.5%
Diversified Financial Services	6.3%
Retail	6.0%
Internet	5.3%
Commercial Services	4.7%
Semiconductors	4.3%
Computers	3.9%
Pharmaceuticals	3.3%
Entertainment	3.1%
Biotechnology	2.9%
Pipelines	2.8%
Miscellaneous Manufacturing	2.2%
Healthcare-Services	2.1%
Advertising	2.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Mid Cap Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 3)*	$62	1.23%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$160M
Total number of portfolio holdings	438
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	51%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	15.7%
Healthcare-Products	6.5%
Diversified Financial Services	6.3%
Retail	6.0%
Internet	5.3%
Commercial Services	4.7%
Semiconductors	4.3%
Computers	3.9%
Pharmaceuticals	3.3%
Entertainment	3.1%
Biotechnology	2.9%
Pipelines	2.8%
Miscellaneous Manufacturing	2.2%
Healthcare-Services	2.1%
Advertising	2.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Mid Cap Value Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 1)*	$50	0.96%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$210M
Total number of portfolio holdings	780
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	21%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
REITS	8.3%
Electric	6.7%
Insurance	5.7%
Banks	4.3%
Commercial Services	4.3%
Diversified Financial Services	4.1%
Healthcare-Products	3.8%
Computers	3.3%
Food	3.2%
Machinery-Diversified	2.9%
Chemicals	2.9%
Retail	2.8%
Healthcare-Services	2.7%
Software	2.6%
Oil & Gas	2.6%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Mid Cap Value Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 2)*	$57	1.11%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$210M
Total number of portfolio holdings	780
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	21%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
REITS	8.3%
Electric	6.7%
Insurance	5.7%
Banks	4.3%
Commercial Services	4.3%
Diversified Financial Services	4.1%
Healthcare-Products	3.8%
Computers	3.3%
Food	3.2%
Machinery-Diversified	2.9%
Chemicals	2.9%
Retail	2.8%
Healthcare-Services	2.7%
Software	2.6%
Oil & Gas	2.6%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Mid Cap Value Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 3)*	$62	1.21%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$210M
Total number of portfolio holdings	780
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	21%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
REITS	8.3%
Electric	6.7%
Insurance	5.7%
Banks	4.3%
Commercial Services	4.3%
Diversified Financial Services	4.1%
Healthcare-Products	3.8%
Computers	3.3%
Food	3.2%
Machinery-Diversified	2.9%
Chemicals	2.9%
Retail	2.8%
Healthcare-Services	2.7%
Software	2.6%
Oil & Gas	2.6%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Moderate Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Moderate Growth Portfolio (Class 1)*	$53	1.04%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$59M
Total number of portfolio holdings	1,279
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	23%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	20.3%
Internet	13.2%
Software	11.8%
Collateralized Mortgage Obligations	6.1%
Biotechnology	4.0%
Banks	3.9%
Commercial Services	3.2%
REITS	3.2%
Advertising	3.0%
Auto Manufacturers	3.0%
Diversified Financial Services	2.9%
Other Asset Backed Securities	2.4%
Healthcare-Products	2.3%
Electric	2.1%
Retail	1.8%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Moderate Growth Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Moderate Growth Portfolio (Class 2)*	$61	1.19%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$59M
Total number of portfolio holdings	1,279
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	23%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	20.3%
Internet	13.2%
Software	11.8%
Collateralized Mortgage Obligations	6.1%
Biotechnology	4.0%
Banks	3.9%
Commercial Services	3.2%
REITS	3.2%
Advertising	3.0%
Auto Manufacturers	3.0%
Diversified Financial Services	2.9%
Other Asset Backed Securities	2.4%
Healthcare-Products	2.3%
Electric	2.1%
Retail	1.8%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Moderate Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Moderate Growth Portfolio (Class 3)*	$66	1.29%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$59M
Total number of portfolio holdings	1,279
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	23%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	20.3%
Internet	13.2%
Software	11.8%
Collateralized Mortgage Obligations	6.1%
Biotechnology	4.0%
Banks	3.9%
Commercial Services	3.2%
REITS	3.2%
Advertising	3.0%
Auto Manufacturers	3.0%
Diversified Financial Services	2.9%
Other Asset Backed Securities	2.4%
Healthcare-Products	2.3%
Electric	2.1%
Retail	1.8%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Small Cap Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 1)*	$51	0.99%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$162M
Total number of portfolio holdings	976
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	24%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.2%
REITS	6.1%
Commercial Services	4.8%
Healthcare-Products	4.7%
Biotechnology	4.5%
Software	4.3%
Diversified Financial Services	3.9%
Retail	3.9%
Computers	3.8%
Insurance	3.4%
Chemicals	3.2%
Building Materials	2.7%
Home Builders	2.4%
Machinery-Diversified	2.3%
Electronics	2.3%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Small Cap Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 2)*	$58	1.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$162M
Total number of portfolio holdings	976
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	24%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.2%
REITS	6.1%
Commercial Services	4.8%
Healthcare-Products	4.7%
Biotechnology	4.5%
Software	4.3%
Diversified Financial Services	3.9%
Retail	3.9%
Computers	3.8%
Insurance	3.4%
Chemicals	3.2%
Building Materials	2.7%
Home Builders	2.4%
Machinery-Diversified	2.3%
Electronics	2.3%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Multi-Managed
Small Cap Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 3)*	$63	1.24%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$162M
Total number of portfolio holdings	976
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	24%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.2%
REITS	6.1%
Commercial Services	4.8%
Healthcare-Products	4.7%
Biotechnology	4.5%
Software	4.3%
Diversified Financial Services	3.9%
Retail	3.9%
Computers	3.8%
Insurance	3.4%
Chemicals	3.2%
Building Materials	2.7%
Home Builders	2.4%
Machinery-Diversified	2.3%
Electronics	2.3%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Putnam Asset
Allocation
Diversified Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam Asset Allocation Diversified Growth Portfolio (Class 1)*	$46	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$213M
Total number of portfolio holdings	1,780
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	38%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	10.5%
U.S. Government & Agency Obligations	7.4%
Semiconductors	6.9%
Software	6.8%
Pharmaceuticals	6.0%
Banks	6.0%
Computers	4.9%
Insurance	3.4%
Retail	3.2%
Electric	2.9%
Diversified Financial Services	2.5%
Commercial Services	2.5%
Repurchase Agreements	2.4%
Short-Term Investments	2.3%
Oil & Gas	2.1%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Putnam Asset
Allocation
Diversified Growth Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam Asset Allocation Diversified Growth Portfolio (Class 2)*	$54	1.03%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$213M
Total number of portfolio holdings	1,780
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	38%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	10.5%
U.S. Government & Agency Obligations	7.4%
Semiconductors	6.9%
Software	6.8%
Pharmaceuticals	6.0%
Banks	6.0%
Computers	4.9%
Insurance	3.4%
Retail	3.2%
Electric	2.9%
Diversified Financial Services	2.5%
Commercial Services	2.5%
Repurchase Agreements	2.4%
Short-Term Investments	2.3%
Oil & Gas	2.1%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA Putnam Asset
Allocation
Diversified Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam Asset Allocation Diversified Growth Portfolio (Class 3)*	$59	1.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$213M
Total number of portfolio holdings	1,780
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	38%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	10.5%
U.S. Government & Agency Obligations	7.4%
Semiconductors	6.9%
Software	6.8%
Pharmaceuticals	6.0%
Banks	6.0%
Computers	4.9%
Insurance	3.4%
Retail	3.2%
Electric	2.9%
Diversified Financial Services	2.5%
Commercial Services	2.5%
Repurchase Agreements	2.4%
Short-Term Investments	2.3%
Oil & Gas	2.1%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA T. Rowe Price
Growth Stock Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Growth Stock Portfolio (Class 1)*	$46	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$220M
Total number of portfolio holdings	81
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	22%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	24.2%
Software	21.7%
Computers	13.6%
Semiconductors	11.9%
Diversified Financial Services	5.3%
Pharmaceuticals	4.3%
Healthcare-Products	4.0%
Retail	3.3%
Auto Manufacturers	2.5%
Healthcare-Services	1.5%
Biotechnology	1.0%
Miscellaneous Manufacturing	0.9%
Short-Term Investments	0.9%
Transportation	0.7%
Chemicals	0.6%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA T. Rowe Price
Growth Stock Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Growth Stock Portfolio (Class 2)*	$53	1.02%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$220M
Total number of portfolio holdings	81
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	22%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	24.2%
Software	21.7%
Computers	13.6%
Semiconductors	11.9%
Diversified Financial Services	5.3%
Pharmaceuticals	4.3%
Healthcare-Products	4.0%
Retail	3.3%
Auto Manufacturers	2.5%
Healthcare-Services	1.5%
Biotechnology	1.0%
Miscellaneous Manufacturing	0.9%
Short-Term Investments	0.9%
Transportation	0.7%
Chemicals	0.6%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Seasons Series Trust
SA T. Rowe Price
Growth Stock Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio (the “Portfolio”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Growth Stock Portfolio (Class 3)*	$59	1.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$220M
Total number of portfolio holdings	81
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	22%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	24.2%
Software	21.7%
Computers	13.6%
Semiconductors	11.9%
Diversified Financial Services	5.3%
Pharmaceuticals	4.3%
Healthcare-Products	4.0%
Retail	3.3%
Auto Manufacturers	2.5%
Healthcare-Services	1.5%
Biotechnology	1.0%
Miscellaneous Manufacturing	0.9%
Short-Term Investments	0.9%
Transportation	0.7%
Chemicals	0.6%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Seasons Series Trust

Semi-Annual Financial Statements and Other Information
September 30, 2024

Seasons Series Trust
Semi-Annual Financial Statements and Other Information September 30, 2024

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 57.1%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	768,620	$ 6,986,753
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,039,199	32,154,721
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,285,841	15,610,114
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,574,540	15,587,951
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	618,863	6,399,041
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,177,713	35,761,221
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	165,299	1,831,519
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,444,016	7,956,527
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,442,278	19,860,164
Total Domestic Fixed Income Investment Companies (cost $148,301,205)		142,148,011
Domestic Equity Investment Companies — 33.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	110,403	2,436,596
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	218,121	3,049,326
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	189,720	2,773,703
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	78,973	1,093,772
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	97,799	1,810,255
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	128,995	1,514,400
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	61,490	1,474,524
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	93,037	6,129,276
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	86,409	1,217,507
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	131,486	1,811,881
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	206,881	4,450,018
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	36,746	644,531
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	134,596	3,018,994
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	236,233	3,165,529
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	160,653	1,159,912
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	95,043	1,999,714
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	122,167	4,471,298
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	129,724	3,302,779
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	138,728	2,563,700
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	249,688	$ 7,061,172
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	233,989	9,567,803
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	324,653	6,846,943
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	243,641	4,302,695
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	94,182	2,328,180
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	91,800	1,439,430
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	28,633	385,110
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	66,168	2,740,665
Total Domestic Equity Investment Companies (cost $72,166,944)		82,759,713
International Equity Investment Companies — 9.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	635,636	6,121,177
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	36,892	582,525
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	204,869	3,994,946
SunAmerica Series Trust SA International Index Portfolio, Class 1	227,270	3,261,320
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	104,661	910,549
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	317,767	3,422,352
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	124,687	1,885,271
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	243,051	3,157,231
Total International Equity Investment Companies (cost $21,080,085)		23,335,371
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1† (cost $603,919)	66,219	622,460
TOTAL INVESTMENTS (cost $242,152,153)(2)	100.1%	248,865,555
Other assets less liabilities	(0.1)	(130,043)
NET ASSETS	100.0%	$248,735,512
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$248,865,555	$—	$—	$248,865,555
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 60.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	415,381	$ 9,167,459
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	837,596	11,709,591
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	679,239	9,930,469
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	207,483	2,873,636
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	439,501	8,135,174
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	440,930	5,176,515
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	263,828	6,326,590
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	295,672	19,478,901
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	275,677	3,884,296
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	400,693	5,521,545
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	741,138	15,941,871
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	153,984	2,700,872
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	318,763	7,149,852
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	1,013,389	13,579,419
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	717,800	5,182,515
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	311,658	6,557,288
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	440,682	16,128,976
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	554,659	14,121,609
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	502,507	9,286,336
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	855,443	24,191,917
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	803,610	32,859,622
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	997,934	21,046,433
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	949,084	16,760,817
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	250,533	6,193,183
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	293,776	4,606,408
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	130,369	1,753,457
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	235,604	9,758,734
Total Domestic Equity Investment Companies (cost $255,752,273)		290,023,485
International Equity Investment Companies — 21.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,812,758	27,086,859
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	279,566	$ 4,414,352
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	906,609	17,678,879
SunAmerica Series Trust SA International Index Portfolio, Class 1	788,682	11,317,582
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	656,176	5,708,730
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,470,513	15,837,421
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	454,401	6,870,546
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,081,813	14,052,753
Total International Equity Investment Companies (cost $91,877,464)		102,967,122
Domestic Fixed Income Investment Companies — 18.1%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	478,214	4,346,967
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,791,547	18,954,569
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	855,305	10,383,400
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	997,117	9,871,457
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	308,483	3,189,717
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,589,770	22,168,430
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	85,269	944,778
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	934,998	5,151,838
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	887,414	12,219,697
Total Domestic Fixed Income Investment Companies (cost $88,521,445)		87,230,853
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1† (cost $1,108,267)	121,521	1,142,292
TOTAL INVESTMENTS (cost $437,259,449)(2)	100.0%	481,363,752
Other assets less liabilities	(0.0)	(212,923)
NET ASSETS	100.0%	$481,150,829
#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$481,363,752	$—	$—	$481,363,752
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 50.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	357,676	$ 7,893,909
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	739,930	10,344,222
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	645,181	9,432,550
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	197,881	2,740,652
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	321,915	5,958,638
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	316,618	3,717,094
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	201,213	4,825,097
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	264,709	17,439,025
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	281,409	3,965,046
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	378,141	5,210,780
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	657,866	14,150,708
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	146,279	2,565,727
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	311,972	6,997,539
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	874,730	11,721,376
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	566,462	4,089,856
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	299,420	6,299,787
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	374,702	13,714,100
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	447,363	11,389,851
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	431,546	7,974,980
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	746,176	21,101,851
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	672,870	27,513,649
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	884,252	18,648,883
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	793,080	14,005,798
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	253,333	6,262,389
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	247,608	3,882,486
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	94,772	1,274,689
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	205,368	8,506,357
Total Domestic Equity Investment Companies (cost $215,656,738)		251,627,039
Domestic Fixed Income Investment Companies — 32.4%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	896,544	8,149,585
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,418,329	$ 36,165,920
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,528,092	18,551,040
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,875,185	18,564,329
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	623,647	6,448,507
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,734,934	40,531,040
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	220,920	2,447,794
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,661,628	9,155,571
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,620,078	22,308,468
Total Domestic Fixed Income Investment Companies (cost $169,724,378)		162,322,254
International Equity Investment Companies — 17.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,289,466	22,047,553
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	198,407	3,132,851
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	754,548	14,713,690
SunAmerica Series Trust SA International Index Portfolio, Class 1	676,421	9,706,640
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	522,149	4,542,693
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,178,755	12,695,193
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	378,832	5,727,945
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	996,510	12,944,663
Total International Equity Investment Companies (cost $74,817,628)		85,511,228
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1† (cost $1,209,136)	132,580	1,246,259
TOTAL INVESTMENTS (cost $461,407,880)(2)	100.0%	500,706,780
Other assets less liabilities	(0.0)	(222,902)
NET ASSETS	100.0%	$500,483,878
#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$500,706,780	$—	$—	$500,706,780
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 45.9%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	183,250	$ 4,044,323
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	374,323	5,233,030
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	301,551	4,408,674
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	104,015	1,440,608
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	136,110	2,519,398
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	211,958	2,488,387
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	99,127	2,377,076
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	132,072	8,700,929
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	131,887	1,858,292
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	183,695	2,531,314
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	342,919	7,376,184
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	49,330	865,252
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	167,931	3,766,693
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	382,940	5,131,395
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	287,585	2,076,367
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	162,378	3,416,424
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	211,052	7,724,493
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	232,380	5,916,385
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	217,245	4,014,682
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	448,436	12,681,785
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	334,319	13,670,292
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	517,841	10,921,272
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	427,945	7,557,517
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	148,542	3,671,965
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	152,699	2,394,319
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	45,503	612,015
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	105,424	4,366,652
Total Domestic Equity Investment Companies (cost $114,093,727)		131,765,723
Domestic Fixed Income Investment Companies — 42.0%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	669,040	6,081,570
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,668,814	$ 28,236,050
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,104,433	13,407,822
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,388,626	13,747,394
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	466,599	4,824,634
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,400,578	29,108,951
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	152,279	1,687,248
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,241,310	6,839,621
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,215,789	16,741,410
Total Domestic Fixed Income Investment Companies (cost $125,977,045)		120,674,700
International Equity Investment Companies — 11.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	998,059	9,611,309
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	63,707	1,005,926
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	328,953	6,414,589
SunAmerica Series Trust SA International Index Portfolio, Class 1	190,918	2,739,666
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	199,857	1,738,752
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	528,700	5,694,103
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	152,062	2,299,177
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	349,805	4,543,973
Total International Equity Investment Companies (cost $30,535,609)		34,047,495
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1† (cost $704,788)	77,279	726,427
TOTAL INVESTMENTS (cost $271,311,169)(2)	100.1%	287,214,345
Other assets less liabilities	(0.1)	(144,086)
NET ASSETS	100.0%	$287,070,259
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$287,214,345	$—	$—	$287,214,345
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 9.0%
Auto Manufacturers — 0.6%
American Honda Finance Corp.
4.90%, 07/09/2027	$ 1,405,000	$ 1,435,852
Honda Motor Co., Ltd.
2.27%, 03/10/2025	2,130,000	2,106,735
		3,542,587
Banks — 3.2%
Bank of America Corp.
5.47%, 01/23/2035	495,000	520,544
5.82%, 09/15/2029	325,000	342,025
5.93%, 09/15/2027	3,435,000	3,537,029
Citibank, N.A.
4.93%, 08/06/2026	924,000	937,613
Citigroup, Inc.
5.83%, 02/13/2035	655,000	684,047
6.27%, 11/17/2033	115,000	126,329
Cooperatieve Rabobank UA/NY
4.33%, 08/28/2026	2,000,000	2,012,734
JPMorgan Chase & Co.
4.01%, 04/23/2029	420,000	415,519
5.00%, 07/22/2030	1,500,000	1,542,339
5.30%, 07/24/2029	1,160,000	1,200,256
6.09%, 10/23/2029	1,482,000	1,579,859
Morgan Stanley Bank NA
4.97%, 07/14/2028	630,000	642,784
National Bank of Canada
5.60%, 07/02/2027	806,000	822,413
Truist Financial Corp.
6.12%, 10/28/2033	1,975,000	2,131,853
UBS Group AG
4.13%, 09/24/2025*	1,145,000	1,141,403
Wells Fargo & Co.
5.39%, 04/24/2034	170,000	176,323
6.30%, 10/23/2029	250,000	267,489
		18,080,559
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2033	1,110,000	1,155,594
Computers — 0.2%
Hewlett Packard Enterprise Co.
4.40%, 09/25/2027	818,000	818,888
Diversified Financial Services — 0.4%
American Express Co.
5.04%, 07/26/2028	758,000	774,470
Charles Schwab Corp.
5.38%, 06/01/2025(1)	1,405,000	1,402,645
		2,177,115
Electric — 0.8%
Duke Energy Florida LLC
5.88%, 11/15/2033	620,000	678,409
Oncor Electric Delivery Co. LLC
4.30%, 05/15/2028	2,175,000	2,185,738
PPL Electric Utilities Corp.
4.85%, 02/15/2034	1,130,000	1,155,664
Sempra
3.30%, 04/01/2025	726,000	719,750
		4,739,561
Security Description	Shares or Principal Amount	Value

Electronics — 0.1%
Keysight Technologies, Inc.
4.60%, 04/06/2027	$ 676,000	$ 680,377
Healthcare-Products — 0.9%
Stryker Corp.
4.85%, 12/08/2028	1,096,000	1,124,305
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	4,000,000	3,991,880
		5,116,185
Healthcare-Services — 0.3%
Roche Holdings, Inc.
2.31%, 03/10/2027*	1,820,000	1,756,091
Insurance — 1.0%
Athene Global Funding
4.86%, 08/27/2026*	1,370,000	1,378,778
5.35%, 07/09/2027*	1,056,000	1,078,412
Chubb INA Holdings LLC
5.00%, 03/15/2034	1,415,000	1,469,425
GA Global Funding Trust
4.40%, 09/23/2027*	1,395,000	1,391,797
		5,318,412
Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.
3.65%, 08/12/2025	2,870,000	2,855,820
Pharmaceuticals — 0.3%
AbbVie, Inc.
2.95%, 11/21/2026	1,180,000	1,155,147
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	262,000	276,297
		1,431,444
REITS — 0.2%
Highwoods Realty LP
3.88%, 03/01/2027	1,410,000	1,378,106
Savings & Loans — 0.3%
Nationwide Building Society
5.13%, 07/29/2029*	1,425,000	1,467,563
Total Corporate Bonds & Notes (cost $49,827,927)		50,518,302
ASSET BACKED SECURITIES — 4.7%
Home Equity — 0.3%
RCKT Mtg. Trust VRS
Series 2024-CES3, Class A1A 6.59%, 05/25/2044*(2)	657,082	668,520
Towd Point Mtg. Trust VRS
Series 2024-CES3, Class A1 6.29%, 05/25/2064*(2)	902,161	913,104
		1,581,624
Other Asset Backed Securities — 4.4%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	1,400,000	1,310,155
Barings CLO, Ltd. FRS
Series 2018-3A, Class B1 6.99%, (TSFR3M+1.71%), 07/20/2029*	3,000,000	3,002,223
Bean Creek CLO, Ltd. FRS
Series 2015-1A, Class AR 6.56%, (TSFR3M+1.28%), 04/20/2031*	1,106,970	1,107,490

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
CLI Funding VI LLC
Series 2020-3A, Class A 2.07%, 10/18/2045*	$ 2,118,185	$ 1,967,043
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	2,060,623
Greenwood Park CLO, Ltd. FRS
Series 2018-1A, Class A1 6.59%, (TSFR3M+1.29%), 04/15/2031*	1,076,820	1,078,280
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR 7.28%, (TSFR3M+2.00%), 07/20/2031*	1,925,000	1,926,184
Palmer Square CLO, Ltd. FRS
Series 2014-1A, Class A1R2 6.68%, (TSFR3M+1.39%), 01/17/2031*	509,762	510,017
Rockford Tower CLO, Ltd. FRS
Series 2017-2A, Class BR 7.06%, (TSFR3M+1.76%), 10/15/2029*	3,053,000	3,055,745
SCF Equipment Leasing LLC
Series 2024-1A, Class A3 5.52%, 01/20/2032*	1,150,000	1,184,895
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	365,550	358,435
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	894,977	852,176
Subway Funding LLC
Series 2024-1A, Class A2II 6.27%, 07/30/2054*	741,000	765,247
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.44%, 06/25/2054*	825,000	833,599
Tricon Residential Trust
Series 2022-SFR1, Class D 4.75%, 04/17/2039*	3,000,000	2,948,328
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	2,100,000	2,148,948
		25,109,388
Total Asset Backed Securities (cost $26,586,278)		26,691,012
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
Commercial and Residential — 5.5%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-1, Class M1 4.50%, 11/25/2048*(2)	464,926	463,067
BANK VRS
Series 2020-BN29, Class XA 1.42%, 11/15/2053(2)(3)	6,984,401	435,959
BANK5
Series 2024-5YR7, Class A3 5.77%, 06/15/2057	2,032,000	2,126,217
BANK5 Trust
Series 2024-5YR6, Class A3 6.23%, 05/15/2057	1,090,000	1,160,261
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	533,000	564,066
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Benchmark Mtg. Trust VRS
Series 2024-V8, Class A3 6.19%, 07/15/2057(2)	$ 1,886,000	$ 2,011,771
BX Commercial Mtg. Trust VRS
Series 2020-VIV2, Class C 3.66%, 03/09/2044*(2)	1,504,846	1,370,685
Chase Home Lending Mtg. Trust VRS
Series 2024-2, Class A4A 6.00%, 02/25/2055*(2)	714,182	724,032
Commercial Mtg. Trust
Series 2015-CR23, Class ASB 3.26%, 05/10/2048	243,256	242,461
Connecticut Avenue Securities Trust FRS
Series 2017-C07, Class 1EB2 6.39%, (SOFR30A+1.11%), 05/25/2030	32,341	32,338
Series 2017-C02, Class 2ED3 6.74%, (SOFR30A+1.46%), 09/25/2029	275,474	275,792
Series 2022-R03, Class 1M1 7.38%, (SOFR30A+2.10%), 03/25/2042*	510,063	517,089
Series 2022-R06, Class 1M1 8.03%, (SOFR30A+2.75%), 05/25/2042*	491,542	504,926
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	2,961,000	2,850,205
Deephaven Residential Mtg. Trust
Series 2020-2, Class A3 2.86%, 05/25/2065*	1,357,696	1,333,701
GCAT Trust VRS
Series 2024-INV3, Class A6 5.50%, 09/25/2054*(2)	1,122,276	1,130,546
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	2,899,000	2,652,586
JPMorgan Mtg. Trust VRS
Series 2024-9, Class A6 5.50%, 02/25/2055*(2)	1,750,000	1,752,626
JPMorgan Mtg. Trust VRS
Series 2024-6, Class A6 6.00%, 12/25/2054*(2)	1,103,200	1,112,694
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	209,019	195,200
NJ Trust VRS
Series 2023-GSP, Class A 6.70%, 01/06/2029*(2)	1,100,000	1,166,598
OBX Trust VRS
5.50%, 09/25/2054*(2)	1,410,000	1,412,621
Rate Mtg. Trust VRS
5.50%, 10/25/2054*(2)	675,000	674,607
Sequoia Mtg. Trust VRS
5.50%, 10/25/2054*(2)	1,852,000	1,864,028
6.00%, 07/27/2054*(2)	709,037	715,666
Starwood Mtg. Residential Trust VRS
Series 2020-3, Class A1 1.49%, 04/25/2065*(2)	530,728	512,965
Verus Securitization Trust VRS
Series 2019-INV2, Class M1 3.50%, 07/25/2059*(2)	3,253,000	3,174,998
		30,977,705

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 0.5%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 6.13%, (SOFR30A+0.85%), 11/25/2041*	$ 1,361,116	$ 1,359,872
Series 2018-HRP2, Class M3AS 6.39%, (SOFR30A+1.11%), 02/25/2047*	328,849	328,848
Series 2022-DNA3, Class M1A 7.28%, (SOFR30A+2.00%), 04/25/2042*	871,540	883,031
		2,571,751
Total Collateralized Mortgage Obligations (cost $33,818,159)		33,549,456
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 72.3%
U.S. Government — 53.3%
United States Treasury Bonds TIPS
0.13%, 02/15/2052(4)	6,660,580	4,140,626
0.25%, 02/15/2050(4)	7,033,269	4,666,112
0.63%, 02/15/2043(4)	11,669,381	9,363,765
0.75%, 02/15/2042 to 02/15/2045(4)	28,951,216	23,624,668
0.88%, 02/15/2047(4)	13,264,235	10,646,552
1.00%, 02/15/2046 to 02/15/2049(4)	23,336,483	19,266,749
1.75%, 01/15/2028(4)	750,675	756,726
2.13%, 02/15/2041(4)	11,992,771	12,546,277
2.50%, 01/15/2029(4)	3,003,189	3,132,020
United States Treasury Notes TIPS
0.13%, 10/15/2026(4)(5)(6)	8,978,034	8,729,820
0.13%, 04/15/2027 to 01/15/2032(4)	66,517,191	61,489,250
0.25%, 07/15/2029(4)	18,321,338	17,381,251
0.50%, 01/15/2028(4)	8,505,050	8,234,689
0.63%, 07/15/2032(4)	5,845,662	5,473,008
0.75%, 07/15/2028(4)	13,419,844	13,121,643
0.88%, 01/15/2029(4)	33,264,816	32,473,589
1.13%, 01/15/2033(4)	21,012,410	20,272,557
1.25%, 04/15/2028(4)	3,460,380	3,427,543
1.38%, 07/15/2033(4)	35,677,453	35,165,899
1.75%, 01/15/2034(4)	1,381,347	1,396,665
1.88%, 07/15/2034(4)	2,505,925	2,567,133
2.13%, 04/15/2029(4)	1,016,880	1,045,070
		298,921,612
U.S. Government Agency — 19.0%
Federal Home Loan Bank
4.63%, 06/06/2025	8,200,000	8,230,330
Federal Home Loan Mtg. Corp.
3.50%, 08/01/2052	2,801,027	2,611,654
4.50%, 10/01/2052 to 04/01/2053	5,440,235	5,354,504
6.25%, 07/15/2032	15,515,000	18,102,278
Federal National Mtg. Assoc.
2.50%, 01/01/2052	11,023,319	9,617,580
4.00%, 09/01/2052	13,560,985	13,043,329
5.50%, 01/01/2053	5,446,350	5,511,619
6.00%, 01/01/2053	2,778,197	2,844,949
6.63%, 11/15/2030	20,425,000	23,635,331
Government National Mtg. Assoc.
3.00%, 09/20/2051	4,763,305	4,345,293
5.00%, 08/20/2053	8,406,999	8,425,957
5.50%, 12/20/2052	2,355,567	2,382,889
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
Tennessee Valley Authority
3.88%, 03/15/2028		$ 2,525,000	$ 2,550,105
			106,655,818
Total U.S. Government & Agency Obligations (cost $443,943,356)			405,577,430
FOREIGN GOVERNMENT OBLIGATIONS — 3.1%
Regional(State/Province) — 0.8%
Province of British Columbia
4.15%, 06/18/2034	CAD	3,650,000	2,809,376
Province of Quebec
4.45%, 09/01/2034	CAD	1,830,000	1,440,862
			4,250,238
Sovereign — 2.3%
Deutsche Bundesrepublik TIPS
0.10%, 04/15/2026(4)	EUR	10,347,706	11,329,478
Government of Canada TIPS
4.00%, 12/01/2031(4)	CAD	1,906,631	1,671,624
			13,001,102
Total Foreign Government Obligations (cost $16,876,898)			17,251,340
MUNICIPAL SECURITIES — 0.3%
University of California Revenue Bonds
1.32%, 05/15/2027 (cost $1,461,402)		1,570,000	1,469,664
Total Long-Term Investment Securities (cost $572,514,020)			535,057,204
SHORT-TERM INVESTMENTS — 3.7%
Unaffiliated Investment Companies — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%(7) (cost $20,917,210)		20,917,210	20,917,210
TOTAL INVESTMENTS (cost $593,431,230)(8)		99.1%	555,974,414
Other assets less liabilities		0.9	5,275,995
NET ASSETS		100.0%	$561,250,409
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Protection Portfolio has no right to demand registration of these securities. At September 30, 2024, the aggregate value of these securities was $58,755,442 representing 10.5% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of September 30, 2024.
(8)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TIPS—Treasury Inflation Protected Securities
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
CAD—Canadian Dollar
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ 284	$ (105,425)	$ (105,141)
Centrally Cleared	50,000,000	USD	Fixed 3.537	12-Month USA CPI	Maturity	Maturity	Mar 2027	395	(533,986)	(533,591)
Centrally Cleared	50,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	395	(540,600)	(540,205)
Centrally Cleared	25,000,000	USD	Fixed 3.710	12-Month USA CPI	Maturity	Maturity	Mar 2027	324	(546,797)	(546,473)
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	454	(188,347)	(187,893)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	534	(322,229)	(321,695)
Centrally Cleared	12,500,000	USD	Fixed 2.415	12-Month USA CPI	Maturity	Maturity	Feb 2028	385	72,821	73,206
Centrally Cleared	10,000,000	USD	Fixed 2.438	12-Month USA CPI	Maturity	Maturity	Feb 2030	443	51,851	52,294
Centrally Cleared	3,800,000	USD	Fixed 2.619	12-Month USA CPI	Maturity	Maturity	Mar 2033	455	(39,318)	(38,863)
Centrally Cleared	3,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	May 2033	457	(12,107)	(11,650)
Centrally Cleared	8,000,000	USD	Fixed 2.662	12-Month USA CPI	Maturity	Maturity	Aug 2030	471	(107,190)	(106,719)
Centrally Cleared	5,800,000	USD	Fixed 2.650	12-Month USA CPI	Maturity	Maturity	Aug 2033	497	(107,160)	(106,663)
Centrally Cleared	18,300,000	USD	Fixed 2.370	12-Month USA CPI	Maturity	Maturity	Feb 2029	612	22,562	23,174
Centrally Cleared	1,700,000	USD	Fixed 2.485	12-Month USA CPI	Maturity	Maturity	Feb 2034	484	(10,028)	(9,544)
Centrally Cleared	4,000,000	USD	Fixed 2.433	12-Month USA CPI	Maturity	Maturity	Feb 2031	482	(5,748)	(5,266)
Centrally Cleared	12,000,000	USD	Fixed 2.389	12-Month USA CPI	Maturity	Maturity	Aug 2029	555	(43,038)	(42,483)
								$7,227	$(2,414,739)	$(2,407,512)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
135	Long	U.S. Treasury 10 Year Notes	December 2024	$15,405,029	$15,427,969	$22,940
107	Long	U.S. Treasury 2 Year Notes	December 2024	22,236,146	22,281,914	45,768
43	Long	U.S. Treasury 5 Year Notes	December 2024	4,719,670	4,724,961	5,291
85	Long	U.S. Treasury Ultra 10 Year Notes	December 2024	10,046,103	10,055,234	9,131
						$83,130
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	5,688,214	USD	4,195,578	12/18/2024	$ —	$(18,609)
	EUR	9,945,958	USD	11,065,092	12/18/2024	—	(40,814)
						—	(59,423)
Morgan Stanley & Co. International PLC	CAD	3,163,026	USD	2,348,741	12/18/2024	5,372	—
	USD	686,701	CAD	926,400	12/18/2024	—	(365)
						5,372	(365)
Unrealized Appreciation (Depreciation)						$5,372	$(59,788)
CAD—Canadian Dollar
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$50,518,302	$—	$50,518,302
Asset Backed Securities	—	26,691,012	—	26,691,012
Collateralized Mortgage Obligations	—	33,549,456	—	33,549,456
U.S. Government & Agency Obligations	—	405,577,430	—	405,577,430
Foreign Government Obligations	—	17,251,340	—	17,251,340
Municipal Securities	—	1,469,664	—	1,469,664
Short-Term Investments	20,917,210	—	—	20,917,210
Total Investments at Value	$20,917,210	$535,057,204	$—	$555,974,414
Other Financial Instruments:†
Swaps	$—	$147,234	$—	$147,234
Futures Contracts	83,130	—	—	83,130
Forward Foreign Currency Contracts	—	5,372	—	5,372
Total Other Financial Instruments	$83,130	$152,606	$—	$235,736
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$2,561,973	$—	$2,561,973
Forward Foreign Currency Contracts	—	59,788	—	59,788
Total Other Financial Instruments	$—	$2,621,761	$—	$2,621,761
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.1%
Aerospace/Defense — 5.4%
Boeing Co.†	51,465	$ 7,824,739
RTX Corp.	66,438	8,049,628
		15,874,367
Agriculture — 2.4%
Philip Morris International, Inc.	59,459	7,218,323
Airlines — 2.0%
Southwest Airlines Co.	196,860	5,832,962
Banks — 13.3%
Bank of America Corp.	194,881	7,732,878
Citigroup, Inc.	145,131	9,085,201
JPMorgan Chase & Co.	36,541	7,705,035
Morgan Stanley	64,563	6,730,047
Wells Fargo & Co.	145,490	8,218,730
		39,471,891
Computers — 2.9%
EPAM Systems, Inc.†	42,686	8,495,795
Electric — 9.6%
AES Corp.	477,014	9,568,901
FirstEnergy Corp.	214,279	9,503,273
PG&E Corp.	478,861	9,467,082
		28,539,256
Healthcare-Services — 4.1%
Centene Corp.†	88,656	6,674,023
Humana, Inc.	17,151	5,432,408
		12,106,431
Insurance — 3.1%
MetLife, Inc.	112,704	9,295,826
Internet — 3.0%
Alphabet, Inc., Class A	53,327	8,844,283
Machinery-Construction & Mining — 1.8%
Caterpillar, Inc.	13,572	5,308,281
Mining — 5.5%
Barrick Gold Corp.	355,526	7,071,412
Freeport-McMoRan, Inc.	182,164	9,093,627
		16,165,039
Oil & Gas — 5.0%
Chevron Corp.	50,441	7,428,446
Marathon Petroleum Corp.	44,550	7,257,641
		14,686,087
Oil & Gas Services — 2.2%
TechnipFMC PLC	251,739	6,603,114
Pharmaceuticals — 8.3%
Bristol-Myers Squibb Co.	154,423	7,989,846
Cigna Group	24,988	8,656,843
CVS Health Corp.	126,095	7,928,853
		24,575,542
Security Description	Shares or Principal Amount	Value

Pipelines — 2.7%
Williams Cos., Inc.	176,379	$ 8,051,701
REITS — 3.5%
American Tower Corp.	44,348	10,313,571
Retail — 3.5%
Lowe's Cos., Inc.	37,194	10,073,995
Qurate Retail, Inc., Series A†	390,790	238,421
		10,312,416
Semiconductors — 5.2%
Applied Materials, Inc.	39,909	8,063,613
QUALCOMM, Inc.	43,159	7,339,188
		15,402,801
Software — 1.4%
Teradata Corp.†	136,559	4,143,200
Telecommunications — 9.7%
Cisco Systems, Inc.	138,598	7,376,185
Corning, Inc.	184,024	8,308,684
Verizon Communications, Inc.	287,682	12,919,799
		28,604,668
Transportation — 2.5%
CSX Corp.	215,833	7,452,713
Total Common Stocks (cost $218,454,732)		287,298,267
PREFERRED STOCKS — 0.2%
Retail — 0.2%
Qurate Retail, Inc. 8.00% (cost $1,674,906)	11,806	513,561
Total Long-Term Investment Securities (cost $220,129,638)		287,811,828
REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 09/30/2024, to be repurchased 10/01/2024 in the amount of $8,541,488 and collateralized by $8,721,900 of United States Treasury Notes, bearing interest at 3.50% due 09/30/2026 and having an approximate value of $8,712,090 (cost $8,541,127)	$8,541,127	8,541,127
TOTAL INVESTMENTS (cost $228,670,765)(1)	100.2%	296,352,955
Other assets less liabilities	(0.2)	(638,154)
NET ASSETS	100.0%	$295,714,801
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$287,298,267	$—	$—	$287,298,267
Preferred Stocks	513,561	—	—	513,561
Repurchase Agreements	—	8,541,127	—	8,541,127
Total Investments at Value	$287,811,828	$8,541,127	$—	$296,352,955
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.5%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 585,000	$ 534,659
Omnicom Group, Inc.
5.30%, 11/01/2034	66,000	68,677
		603,336
Aerospace/Defense — 0.5%
BAE Systems PLC
5.13%, 03/26/2029*	425,000	437,296
Boeing Co.
2.95%, 02/01/2030	175,000	156,427
3.38%, 06/15/2046	45,000	30,555
3.60%, 05/01/2034	95,000	80,956
3.75%, 02/01/2050	45,000	31,636
5.15%, 05/01/2030	52,000	52,125
5.81%, 05/01/2050	49,000	47,340
5.93%, 05/01/2060	500,000	478,934
6.26%, 05/01/2027*	36,000	37,185
6.30%, 05/01/2029*	205,000	215,678
6.39%, 05/01/2031*	225,000	239,251
7.01%, 05/01/2064*	29,000	31,952
L3Harris Technologies, Inc.
5.05%, 06/01/2029	150,000	154,498
5.25%, 06/01/2031	46,000	47,879
5.35%, 06/01/2034	580,000	603,386
5.40%, 07/31/2033	47,000	49,094
Northrop Grumman Corp.
5.15%, 05/01/2040	500,000	507,788
Raytheon Technologies Corp.
5.38%, 02/27/2053	64,000	65,772
		3,267,752
Agriculture — 0.3%
BAT Capital Corp.
5.83%, 02/20/2031	575,000	609,918
Philip Morris International, Inc.
5.13%, 02/15/2030	90,000	93,366
5.13%, 02/13/2031	295,000	306,623
5.38%, 02/15/2033	780,000	815,754
5.63%, 09/07/2033	510,000	542,914
		2,368,575
Airlines — 0.0%
Air Canada
3.88%, 08/15/2026*	30,000	29,214
American Airlines, Inc.
7.25%, 02/15/2028*	32,000	32,756
8.50%, 05/15/2029*	25,000	26,525
British Airways Pass Through Trust
2.90%, 09/15/2036*	77,333	68,595
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
11.00%, 04/15/2029*	34,202	34,339
United Airlines, Inc.
4.63%, 04/15/2029*	54,000	52,167
		243,596
Apparel — 0.1%
Tapestry, Inc.
7.05%, 11/27/2025	155,000	158,066
7.35%, 11/27/2028	405,000	425,604
7.70%, 11/27/2030	103,000	110,962
Security Description		Shares or Principal Amount	Value

Apparel (continued)
William Carter Co.
5.63%, 03/15/2027*		$ 151,000	$ 150,684
			845,316
Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC
5.11%, 05/03/2029		209,000	207,032
General Motors Financial Co., Inc.
2.70%, 06/10/2031		53,000	45,672
5.60%, 06/18/2031		50,000	51,340
5.75%, 02/08/2031		21,000	21,713
5.80%, 01/07/2029		112,000	116,492
5.85%, 04/06/2030		64,000	66,697
Hyundai Capital America
4.30%, 09/24/2027*		47,000	46,894
5.30%, 06/24/2029*		61,000	62,806
5.35%, 03/19/2029*		48,000	49,447
6.50%, 01/16/2029*		36,000	38,620
Toyota Motor Credit Corp.
4.55%, 08/09/2029		43,000	43,691
			750,404
Banks — 7.0%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	234,223
Banca Transilvania SA
8.88%, 04/27/2027	EUR	300,000	353,342
Banco de Credito del Peru S.A.
3.13%, 07/01/2030		120,000	117,062
Banco Santander SA
5.44%, 07/15/2031		400,000	418,258
6.35%, 03/14/2034		200,000	214,168
Bank of America Corp.
1.90%, 07/23/2031		930,000	806,871
1.92%, 10/24/2031		520,000	448,053
2.30%, 07/21/2032		1,800,000	1,558,174
2.46%, 10/22/2025		251,000	250,553
2.59%, 04/29/2031		260,000	235,779
2.69%, 04/22/2032		1,325,000	1,181,727
3.31%, 04/22/2042		54,000	43,852
3.42%, 12/20/2028		52,000	50,586
3.85%, 03/08/2037		208,000	192,272
3.97%, 02/07/2030		94,000	92,363
4.08%, 04/23/2040		113,000	103,343
4.57%, 04/27/2033		58,000	57,721
5.43%, 08/15/2035		43,000	44,079
5.47%, 01/23/2035		160,000	168,257
5.93%, 09/15/2027		600,000	617,822
6.11%, 01/29/2037		119,000	131,422
Bank of Ireland Group PLC
5.60%, 03/20/2030*		700,000	726,187
Bank of New York Mellon Corp.
4.98%, 03/14/2030		180,000	185,914
5.06%, 07/22/2032		360,000	372,502
5.19%, 03/14/2035		385,000	399,710
6.32%, 10/25/2029		570,000	613,116
Bank of Nova Scotia
4.59%, 05/04/2037		114,000	108,439
5.65%, 02/01/2034		60,000	64,245
BankUnited, Inc.
5.13%, 06/11/2030		155,000	151,904
Barclays PLC
3.56%, 09/23/2035		208,000	189,198

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.94%, 09/10/2030	$ 465,000	$ 468,843
5.69%, 03/12/2030	845,000	879,009
BNP Paribas SA
1.68%, 06/30/2027*	200,000	190,646
5.89%, 12/05/2034*	435,000	469,626
BPCE SA
5.94%, 05/30/2035*	500,000	523,573
6.51%, 01/18/2035*	515,000	541,680
6.71%, 10/19/2029*	970,000	1,036,525
7.00%, 10/19/2034*	355,000	397,520
Citigroup, Inc.
1.28%, 11/03/2025	430,000	428,334
2.57%, 06/03/2031	26,000	23,398
2.90%, 11/03/2042	22,000	16,578
3.11%, 04/08/2026	80,000	79,212
4.45%, 09/29/2027	114,000	114,159
5.17%, 02/13/2030	120,000	123,269
5.41%, 09/19/2039	56,000	55,842
5.88%, 02/22/2033	76,000	80,908
6.00%, 10/31/2033	259,000	279,154
6.17%, 05/25/2034	28,000	29,876
Citizens Financial Group, Inc.
2.64%, 09/30/2032	123,000	101,423
5.72%, 07/23/2032	544,000	564,156
5.84%, 01/23/2030	535,000	556,545
6.65%, 04/25/2035	140,000	153,705
Comerica, Inc.
5.98%, 01/30/2030	150,000	154,633
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	286,000	276,201
Credit Agricole SA
6.25%, 01/10/2035*	365,000	389,551
Danske Bank A/S
5.71%, 03/01/2030*	225,000	234,504
Deutsche Bank AG
2.31%, 11/16/2027	245,000	233,084
3.74%, 01/07/2033	200,000	175,048
5.00%, 09/11/2030	150,000	150,809
5.40%, 09/11/2035	250,000	251,613
5.41%, 05/10/2029	255,000	264,934
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	106,000	100,458
1.99%, 01/27/2032	210,000	179,638
2.38%, 07/21/2032	749,000	649,570
2.62%, 04/22/2032	390,000	344,649
3.21%, 04/22/2042	67,000	53,426
4.22%, 05/01/2029	46,000	45,732
4.41%, 04/23/2039	210,000	197,978
4.48%, 08/23/2028	340,000	341,797
5.05%, 07/23/2030	615,000	631,037
5.73%, 04/25/2030	435,000	457,164
5.85%, 04/25/2035	46,000	49,427
6.75%, 10/01/2037	164,000	188,844
HSBC Holdings PLC
5.21%, 08/11/2028	225,000	229,576
5.40%, 08/11/2033	445,000	460,977
5.73%, 05/17/2032	935,000	984,955
5.89%, 08/14/2027	265,000	272,192
6.33%, 03/09/2044	250,000	282,393
7.40%, 11/13/2034	225,000	258,347
Intesa Sanpaolo SpA
7.80%, 11/28/2053*	300,000	359,703
Security Description		Shares or Principal Amount	Value

Banks (continued)
JPMorgan Chase & Co.
2.01%, 03/13/2026		$ 185,000	$ 182,532
2.07%, 06/01/2029		169,000	156,356
2.53%, 11/19/2041		178,000	131,338
2.55%, 11/08/2032		1,061,000	933,302
2.58%, 04/22/2032		315,000	280,928
3.51%, 01/23/2029		475,000	463,893
3.54%, 05/01/2028		195,000	191,474
3.96%, 01/29/2027		325,000	323,141
4.85%, 07/25/2028		325,000	330,667
4.91%, 07/25/2033		30,000	30,641
5.00%, 07/22/2030		615,000	632,359
5.30%, 07/24/2029		580,000	600,128
5.34%, 01/23/2035		490,000	512,172
5.58%, 04/22/2030		830,000	871,160
6.07%, 10/22/2027		435,000	450,835
6.09%, 10/23/2029		365,000	389,102
6.25%, 10/23/2034		30,000	33,366
M&T Bank Corp.
5.05%, 01/27/2034		320,000	317,408
7.41%, 10/30/2029		710,000	777,713
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028		576,000	579,031
mBank SA
0.97%, 09/21/2027	EUR	300,000	313,952
Mizuho Financial Group, Inc.
5.78%, 07/06/2029		200,000	209,196
Morgan Stanley
1.51%, 07/20/2027		137,000	130,282
1.59%, 05/04/2027		41,000	39,232
1.79%, 02/13/2032		450,000	380,913
1.93%, 04/28/2032		410,000	347,863
2.48%, 09/16/2036		15,000	12,551
2.51%, 10/20/2032		220,000	192,037
2.70%, 01/22/2031		690,000	631,965
3.22%, 04/22/2042		79,000	63,696
3.62%, 04/01/2031		26,000	24,964
5.30%, 04/20/2037		86,000	86,651
5.32%, 07/19/2035		36,000	37,383
5.45%, 07/20/2029		220,000	228,602
5.66%, 04/18/2030		530,000	557,515
5.94%, 02/07/2039		99,000	103,945
6.41%, 11/01/2029		620,000	666,254
Morgan Stanley VRS
3.59%, 07/22/2028(1)		176,000	172,454
NatWest Group PLC
3.03%, 11/28/2035		200,000	177,883
OTP Bank Nyrt
7.35%, 03/04/2026	EUR	350,000	395,221
7.50%, 05/25/2027		200,000	207,678
Regions Financial Corp.
5.50%, 09/06/2035		53,000	53,934
5.72%, 06/06/2030		51,000	52,832
7.38%, 12/10/2037		75,000	86,308
Societe Generale SA
6.07%, 01/19/2035*		730,000	761,471
Standard Chartered PLC
5.91%, 05/14/2035*		455,000	481,474
7.77%, 11/16/2028*		200,000	218,277
Sumitomo Mitsui Financial Group, Inc.
5.84%, 07/09/2044		31,000	33,406
Swedbank AB
1.54%, 11/16/2026*		254,000	241,041

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	$ 39,000	$ 37,028
UBS Group AG
2.75%, 02/11/2033*	215,000	186,334
4.28%, 01/09/2028*	945,000	938,041
6.44%, 08/11/2028*	370,000	389,241
6.54%, 08/12/2033*	725,000	800,430
US Bancorp
2.49%, 11/03/2036	220,000	185,664
Wells Fargo & Co.
2.57%, 02/11/2031	357,000	324,181
2.88%, 10/30/2030	60,000	55,651
3.07%, 04/30/2041	62,000	48,895
3.35%, 03/02/2033	1,415,000	1,293,558
4.90%, 07/25/2033	1,353,000	1,368,510
5.39%, 04/24/2034	50,000	51,860
5.50%, 01/23/2035	211,000	221,189
5.57%, 07/25/2029	740,000	769,899
5.61%, 01/15/2044	46,000	47,534
5.71%, 04/22/2028	238,000	245,756
6.49%, 10/23/2034	480,000	536,386
Zions Bancorp NA
3.25%, 10/29/2029	250,000	222,770
		48,282,816
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	114,000	112,272
Bacardi, Ltd./Bacardi-Martini BV
5.25%, 01/15/2029*	100,000	102,572
Constellation Brands, Inc.
4.35%, 05/09/2027	30,000	30,082
PepsiCo, Inc.
3.60%, 02/18/2028	41,000	40,727
3.90%, 07/18/2032	46,000	45,265
4.00%, 03/05/2042	19,000	17,095
		348,013
Biotechnology — 0.4%
Amgen, Inc.
3.15%, 02/21/2040	125,000	99,754
4.40%, 05/01/2045	21,000	18,850
5.15%, 03/02/2028	48,000	49,426
5.25%, 03/02/2030	21,000	21,912
5.25%, 03/02/2033	660,000	687,110
5.65%, 03/02/2053	38,000	39,973
5.75%, 03/02/2063	164,000	173,107
Gilead Sciences, Inc.
5.55%, 10/15/2053	35,000	37,570
Regeneron Pharmaceuticals, Inc.
2.80%, 09/15/2050	43,000	28,299
Royalty Pharma PLC
2.15%, 09/02/2031	674,000	574,346
2.20%, 09/02/2030	670,000	586,721
5.15%, 09/02/2029	259,000	265,654
5.90%, 09/02/2054	36,000	37,296
		2,620,018
Building Materials — 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	745,000	730,619
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Carrier Global Corp.
3.38%, 04/05/2040	$ 81,000	$ 66,914
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	206,925
Lennox International, Inc.
5.50%, 09/15/2028	68,000	70,877
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	43,000	37,528
Owens Corning
5.50%, 06/15/2027	28,000	28,909
Standard Industries, Inc.
3.38%, 01/15/2031*	26,000	23,162
4.38%, 07/15/2030*	710,000	672,017
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	129,000	134,435
		1,971,386
Chemicals — 0.2%
Celanese US Holdings LLC
6.17%, 07/15/2027	545,000	564,732
6.55%, 11/15/2030	215,000	231,746
CF Industries, Inc.
5.38%, 03/15/2044	81,000	79,709
Dow Chemical Co.
5.60%, 02/15/2054	45,000	46,478
Eastman Chemical Co.
5.00%, 08/01/2029	31,000	31,737
5.75%, 03/08/2033	58,000	61,303
Ecolab, Inc.
2.70%, 12/15/2051	79,000	53,092
5.25%, 01/15/2028	51,000	53,060
Methanex Corp.
5.13%, 10/15/2027	25,000	24,738
Minerals Technologies, Inc.
5.00%, 07/01/2028*	36,000	35,030
Nutrien, Ltd.
5.20%, 06/21/2027	30,000	30,766
OCP SA
6.75%, 05/02/2034*	335,000	359,529
RPM International, Inc.
2.95%, 01/15/2032	28,000	24,815
Sherwin-Williams Co.
4.80%, 09/01/2031	28,000	28,558
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	35,000	17,004
Westlake Corp.
3.38%, 08/15/2061	70,000	46,246
		1,688,543
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	16,000	16,554
Commercial Services — 0.6%
Ashtead Capital, Inc.
4.38%, 08/15/2027*	1,000,000	992,472
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	15,000	14,021
8.25%, 01/15/2030*	15,000	15,344
Block, Inc.
3.50%, 06/01/2031	215,000	196,048
6.50%, 05/15/2032*	663,000	690,394

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Deluxe Corp.
8.00%, 06/01/2029*	$ 43,000	$ 40,783
Ford Foundation
2.82%, 06/01/2070	70,000	44,594
Garda World Security Corp.
6.00%, 06/01/2029*	40,000	38,387
GXO Logistics, Inc.
6.25%, 05/06/2029	64,000	67,357
Hertz Corp.
4.63%, 12/01/2026*	46,000	36,244
12.63%, 07/15/2029*	11,000	11,991
Howard University
2.29%, 10/01/2026	100,000	95,222
2.70%, 10/01/2029	250,000	227,359
2.80%, 10/01/2030	100,000	90,134
2.90%, 10/01/2031	100,000	87,277
3.48%, 10/01/2041	95,000	74,470
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	30,000	28,865
Quanta Services, Inc.
2.35%, 01/15/2032	55,000	47,211
2.90%, 10/01/2030	54,000	49,720
3.05%, 10/01/2041	46,000	35,001
4.75%, 08/09/2027	29,000	29,307
5.25%, 08/09/2034	29,000	29,647
S&P Global, Inc.
2.70%, 03/01/2029	74,000	69,833
Service Corp. International
3.38%, 08/15/2030	560,000	507,521
5.13%, 06/01/2029	404,000	403,456
5.75%, 10/15/2032	160,000	161,048
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	16,000	16,705
TriNet Group, Inc.
3.50%, 03/01/2029*	28,000	26,009
Triton Container International, Ltd.
2.05%, 04/15/2026*	115,000	109,994
3.15%, 06/15/2031*	76,000	66,232
Upbound Group, Inc.
6.38%, 02/15/2029*	10,000	9,681
VM Consolidated, Inc.
5.50%, 04/15/2029*	35,000	34,487
		4,346,814
Computers — 0.4%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	45,000	43,543
Apple, Inc.
1.40%, 08/05/2028	128,000	117,434
2.65%, 05/11/2050	52,000	35,892
2.70%, 08/05/2051	30,000	20,666
3.95%, 08/08/2052	43,000	37,896
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	492,000	477,107
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	88,000	69,118
8.10%, 07/15/2036	61,000	75,981
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	20,000	21,101
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	98,000	94,216
Security Description	Shares or Principal Amount	Value

Computers (continued)
4.45%, 09/25/2026	$ 30,000	$ 30,060
5.00%, 10/15/2034	400,000	396,009
5.25%, 07/01/2028	72,000	74,234
5.60%, 10/15/2054	54,000	53,013
Insight Enterprises, Inc.
6.63%, 05/15/2032*	655,000	683,678
Leidos, Inc.
4.38%, 05/15/2030	66,000	64,943
McAfee Corp.
7.38%, 02/15/2030*	55,000	53,645
NCR Voyix Corp.
5.13%, 04/15/2029*	8,000	7,828
Seagate HDD Cayman
4.09%, 06/01/2029	20,000	19,206
Wipro IT Services LLC
1.50%, 06/23/2026	250,000	237,717
		2,613,287
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	21,000	19,866
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	51,000	51,607
Haleon US Capital LLC
3.63%, 03/24/2032	250,000	235,157
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	30,000	30,232
Unilever Capital Corp.
2.13%, 09/06/2029	100,000	91,355
		428,217
Distribution/Wholesale — 0.0%
Windsor Holdings III LLC
8.50%, 06/15/2030*	21,000	22,463
Diversified Financial Services — 0.5%
Aircastle, Ltd.
5.25%, 06/15/2026*(2)	30,000	29,775
Ally Financial, Inc.
6.70%, 02/14/2033	42,000	42,953
American Express Co.
5.10%, 02/16/2028	84,000	85,611
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	26,000	27,476
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	29,938
Capital One Financial Corp.
1.88%, 11/02/2027	85,000	80,766
3.27%, 03/01/2030	85,000	79,917
6.31%, 06/08/2029	355,000	373,938
7.62%, 10/30/2031	670,000	761,477
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	27,000	22,292
Credit Acceptance Corp.
9.25%, 12/15/2028*	30,000	32,082
Discover Financial Services
7.96%, 11/02/2034	470,000	552,242
Enova International, Inc.
9.13%, 08/01/2029*	28,000	28,729
Focus Financial Partners LLC
6.75%, 09/15/2031*	30,000	30,286
goeasy, Ltd.
4.38%, 05/01/2026*	3,000	2,958
7.63%, 07/01/2029*	24,000	24,864

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	$ 68,000	$ 67,503
5.20%, 06/15/2062	49,000	50,010
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031*	28,000	29,668
LFS Topco LLC
5.88%, 10/15/2026*	24,000	22,576
Mastercard, Inc.
4.35%, 01/15/2032	63,000	63,310
Nasdaq, Inc.
5.95%, 08/15/2053	19,000	20,669
6.10%, 06/28/2063	23,000	25,328
Nomura Holdings, Inc.
2.61%, 07/14/2031	200,000	173,922
5.78%, 07/03/2034	460,000	483,274
OneMain Finance Corp.
7.50%, 05/15/2031	30,000	30,881
Synchrony Financial
4.50%, 07/23/2025	112,000	111,352
5.94%, 08/02/2030	330,000	339,029
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	25,000	26,219
Voya Financial, Inc.
5.00%, 09/20/2034	25,000	24,860
		3,673,905
Electric — 4.2%
AES Corp.
2.45%, 01/15/2031	112,000	96,998
5.45%, 06/01/2028	49,000	50,440
Alabama Power Co.
3.45%, 10/01/2049	520,000	400,070
4.15%, 08/15/2044	445,000	389,155
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(3)	21,000	21,254
Ameren Corp.
5.00%, 01/15/2029	385,000	394,114
5.70%, 12/01/2026	28,000	28,785
American Electric Power Co., Inc.
6.95%, 12/15/2054	585,000	622,533
Arizona Public Service Co.
5.55%, 08/01/2033	300,000	312,770
6.35%, 12/15/2032	70,000	76,955
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	400,000	430,395
Calpine Corp.
3.75%, 03/01/2031*	48,000	44,478
5.00%, 02/01/2031*	31,000	30,015
Clearway Energy Operating LLC
3.75%, 01/15/2032*	20,000	18,098
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	595,000	545,719
CMS Energy Corp.
3.75%, 12/01/2050	46,000	40,177
4.75%, 06/01/2050	63,000	60,793
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	349,464
3.95%, 04/01/2050	58,000	49,650
4.45%, 03/15/2044	29,000	26,618
Dominion Energy, Inc.
3.38%, 04/01/2030	233,000	220,831
5.38%, 11/15/2032	152,000	159,066
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.75%, 10/01/2054	$ 65,000	$ 65,000
6.30%, 03/15/2033	35,000	38,273
DTE Electric Co.
3.95%, 03/01/2049	88,000	74,491
DTE Energy Co.
4.88%, 06/01/2028	72,000	73,511
Duke Energy Carolinas LLC
3.55%, 03/15/2052	27,000	20,799
4.00%, 09/30/2042	145,000	126,690
5.40%, 01/15/2054	18,000	18,727
6.00%, 01/15/2038	40,000	44,262
Duke Energy Corp.
2.55%, 06/15/2031	715,000	632,076
5.45%, 06/15/2034	110,000	114,800
5.80%, 06/15/2054	162,000	171,011
Duke Energy Florida LLC
5.95%, 11/15/2052	29,000	32,065
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	443,260
4.90%, 07/15/2043	135,000	131,262
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	310,000	324,120
5.65%, 04/01/2053	21,000	22,231
Duke Energy Progress LLC
4.00%, 04/01/2052	225,000	187,940
4.15%, 12/01/2044	900,000	789,609
Edison International
4.13%, 03/15/2028	150,000	148,676
5.25%, 11/15/2028	535,000	549,680
6.95%, 11/15/2029	635,000	699,913
8.13%, 06/15/2053	445,000	467,253
Emera US Finance LP
4.75%, 06/15/2046	89,000	79,267
Emera, Inc.
6.75%, 06/15/2076	425,000	427,452
Entergy Texas, Inc.
4.50%, 03/30/2039	101,000	95,846
Evergy, Inc.
2.90%, 09/15/2029	505,000	468,939
Eversource Energy
5.13%, 05/15/2033	365,000	371,192
5.50%, 01/01/2034	355,000	368,477
FirstEnergy Corp.
4.85%, 07/15/2047	59,000	54,071
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	89,000	80,051
Florida Power & Light Co.
5.15%, 06/15/2029	65,000	67,801
Georgia Power Co.
3.25%, 03/15/2051	89,000	65,648
4.30%, 03/15/2042	300,000	273,103
4.75%, 09/01/2040	195,000	189,676
India Clean Energy Holdings
4.50%, 04/18/2027	200,000	189,378
Interstate Power & Light Co.
3.50%, 09/30/2049	69,000	51,675
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	197,643
Kentucky Power Co.
7.00%, 11/15/2033*	97,000	107,508
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	54,000	46,492

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Metropolitan Edison Co.
5.20%, 04/01/2028*	$ 82,000	$ 84,007
Monongahela Power Co.
5.85%, 02/15/2034*	295,000	316,184
Narragansett Electric Co.
5.35%, 05/01/2034*	43,000	44,688
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	70,000	70,479
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	65,000	68,847
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	195,000	174,294
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	50,000	47,484
NextEra Energy Operating Partners LP
7.25%, 01/15/2029*	45,000	47,447
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	675,000	688,572
NRG Energy, Inc.
3.63%, 02/15/2031*	75,000	67,960
NSTAR Electric Co.
5.40%, 06/01/2034	295,000	311,423
Oglethorpe Power Corp.
5.80%, 06/01/2054*	55,000	57,832
Ohio Edison Co.
5.50%, 01/15/2033*	355,000	369,177
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	48,000	46,940
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,255,000	1,099,571
3.95%, 12/01/2047	105,000	82,658
4.30%, 03/15/2045	81,000	67,749
4.40%, 03/01/2032	245,000	238,147
4.50%, 07/01/2040	40,000	36,092
4.55%, 07/01/2030	175,000	173,648
4.95%, 06/08/2025	52,000	51,957
5.25%, 03/01/2052	86,000	81,504
5.45%, 06/15/2027	84,000	85,999
5.90%, 06/15/2032	220,000	232,813
6.10%, 01/15/2029	810,000	855,191
6.15%, 01/15/2033	810,000	869,545
6.40%, 06/15/2033	520,000	568,365
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	35,000	33,859
PG&E Corp.
7.38%, 03/15/2055	65,000	68,177
PPL Capital Funding, Inc.
5.25%, 09/01/2034	22,000	22,652
Public Service Co. of Colorado
2.70%, 01/15/2051	147,000	95,376
3.70%, 06/15/2028	107,000	105,444
4.10%, 06/15/2048	45,000	37,887
Public Service Co. of Oklahoma
2.20%, 08/15/2031	77,000	65,737
Public Service Electric & Gas Co.
5.45%, 03/01/2054	325,000	345,049
Public Service Enterprise Group, Inc.
5.45%, 04/01/2034	110,000	114,569
6.13%, 10/15/2033	480,000	522,833
Security Description	Shares or Principal Amount	Value

Electric (continued)
Puget Energy, Inc.
2.38%, 06/15/2028	$ 620,000	$ 574,091
3.65%, 05/15/2025	1,840,000	1,820,336
Puget Sound Energy, Inc.
5.69%, 06/15/2054	36,000	38,777
RWE Finance US LLC
6.25%, 04/16/2054*	150,000	157,322
Sempra
6.40%, 10/01/2054	545,000	546,026
Southern California Edison Co.
2.75%, 02/01/2032	320,000	284,675
4.88%, 02/01/2027	54,000	54,831
5.20%, 06/01/2034	780,000	808,479
5.75%, 04/15/2054	150,000	160,451
5.85%, 11/01/2027	54,000	56,720
5.88%, 12/01/2053	330,000	357,911
5.95%, 11/01/2032	100,000	108,833
Southern Co.
4.85%, 03/15/2035	555,000	559,474
5.20%, 06/15/2033	360,000	373,045
Union Electric Co.
3.90%, 04/01/2052	37,000	30,509
Virginia Electric & Power Co.
2.45%, 12/15/2050	159,000	98,271
5.00%, 04/01/2033	605,000	619,722
5.00%, 01/15/2034	525,000	537,841
5.05%, 08/15/2034	160,000	164,245
5.35%, 01/15/2054	160,000	163,613
5.55%, 08/15/2054	18,000	18,919
Vistra Operations Co. LLC
5.00%, 07/31/2027*	45,000	44,780
Wisconsin Power & Light Co.
5.38%, 03/30/2034	185,000	193,677
Xcel Energy, Inc.
4.60%, 06/01/2032	360,000	356,646
		29,057,596
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	44,000	42,735
Electronics — 0.1%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	64,000	66,647
5.60%, 05/29/2034	26,000	27,173
Amphenol Corp.
5.05%, 04/05/2029	40,000	41,275
5.25%, 04/05/2034	23,000	24,030
EquipmentShare.com Inc.
8.00%, 03/15/2033*	10,000	10,237
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	29,000	30,424
Honeywell International, Inc.
1.75%, 09/01/2031	64,000	54,935
4.25%, 01/15/2029	51,000	51,713
4.95%, 09/01/2031	46,000	48,109
5.25%, 03/01/2054	54,000	56,320
Imola Merger Corp.
4.75%, 05/15/2029*	30,000	29,273
Trimble, Inc.
4.90%, 06/15/2028	32,000	32,466
6.10%, 03/15/2033	33,000	35,618
TTM Technologies, Inc.
4.00%, 03/01/2029*	40,000	37,902

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics (continued)
Vontier Corp.
2.95%, 04/01/2031	$ 100,000	$ 87,000
		633,122
Energy-Alternate Sources — 0.1%
Energo-Pro AS
8.50%, 02/04/2027*	580,000	584,472
Greenko Power II, Ltd.
4.30%, 12/13/2028	307,963	289,353
		873,825
Engineering & Construction — 0.1%
International Airport Finance SA
12.00%, 03/15/2033*	880,682	939,566
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028	35,000	37,243
MasTec, Inc.
5.90%, 06/15/2029	42,000	43,831
		1,020,640
Entertainment — 0.4%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	25,000	23,780
6.50%, 02/15/2032*	4,000	4,138
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	20,000	20,785
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	35,000	34,155
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	350,000	331,567
4.28%, 03/15/2032	930,000	826,149
5.05%, 03/15/2042	465,000	379,585
5.14%, 03/15/2052	1,445,000	1,114,492
		2,734,651
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,175,000	1,158,325
Covanta Holding Corp.
5.00%, 09/01/2030	30,000	28,138
Republic Services, Inc.
1.45%, 02/15/2031	85,000	71,242
5.00%, 11/15/2029	77,000	79,753
5.20%, 11/15/2034	355,000	370,635
Veralto Corp.
5.35%, 09/18/2028	520,000	541,525
Waste Connections, Inc.
2.20%, 01/15/2032	101,000	86,773
Waste Management, Inc.
4.95%, 07/03/2027	63,000	64,697
		2,401,088
Food — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 02/15/2028*	40,000	40,728
C&S Group Enterprises LLC
5.00%, 12/15/2028*	62,000	52,815
Cencosud SA
5.95%, 05/28/2031*	205,000	214,151
Conagra Brands, Inc.
7.00%, 10/01/2028	99,000	108,250
Security Description	Shares or Principal Amount	Value

Food (continued)
Hormel Foods Corp.
4.80%, 03/30/2027	$ 60,000	$ 61,134
Kraft Heinz Foods Co.
4.38%, 06/01/2046	155,000	137,181
4.88%, 10/01/2049	37,000	34,874
Kroger Co.
3.88%, 10/15/2046	18,000	14,466
4.65%, 09/15/2029	47,000	47,260
5.00%, 09/15/2034	29,000	29,242
5.50%, 09/15/2054	54,000	54,346
5.65%, 09/15/2064	54,000	54,286
Mars, Inc.
4.65%, 04/20/2031*	86,000	86,750
Minerva Luxembourg SA
4.38%, 03/18/2031	410,000	364,332
8.88%, 09/13/2033	200,000	218,272
Mondelez International, Inc.
4.75%, 08/28/2034	26,000	26,201
NBM US Holdings, Inc.
7.00%, 05/14/2026*	345,000	347,242
Performance Food Group, Inc.
5.50%, 10/15/2027*	29,000	28,918
Smithfield Foods, Inc.
4.25%, 02/01/2027*	68,000	66,871
5.20%, 04/01/2029*	64,000	64,211
Sysco Corp.
4.45%, 03/15/2048	76,000	67,062
4.50%, 04/01/2046	84,000	74,766
5.95%, 04/01/2030	20,000	21,474
Tyson Foods, Inc.
5.40%, 03/15/2029	70,000	72,685
5.70%, 03/15/2034	175,000	184,393
		2,471,910
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
0.95%, 05/15/2026*	228,000	216,682
Glatfelter Corp.
4.75%, 11/15/2029*	27,000	24,252
Suzano Austria GmbH
3.75%, 01/15/2031	120,000	110,581
		351,515
Gas — 0.4%
Brooklyn Union Gas Co.
6.42%, 07/18/2054*	31,000	33,798
KeySpan Gas East Corp.
5.99%, 03/06/2033*	222,000	232,757
NiSource, Inc.
3.49%, 05/15/2027	270,000	265,263
5.35%, 04/01/2034	215,000	223,215
5.40%, 06/30/2033	265,000	275,748
Southern California Gas Co.
5.20%, 06/01/2033	415,000	431,385
5.60%, 04/01/2054	988,000	1,047,325
		2,509,491
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.30%, 02/15/2030	330,000	350,982
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	147,000	139,055
		490,037

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products — 0.4%
Agilent Technologies, Inc.
2.30%, 03/12/2031	$ 110,000	$ 96,469
2.75%, 09/15/2029	78,000	72,521
Alcon Finance Corp.
2.75%, 09/23/2026*	270,000	261,925
3.00%, 09/23/2029*	360,000	339,350
5.38%, 12/06/2032*	200,000	209,109
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	100,000	104,044
Medline Borrower LP
3.88%, 04/01/2029*	32,000	30,297
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	10,000	10,303
Smith & Nephew PLC
5.40%, 03/20/2034	220,000	228,787
Solventum Corp.
5.40%, 03/01/2029*	625,000	643,008
5.45%, 03/13/2031*	210,000	216,486
STERIS PLC
3.75%, 03/15/2051	154,000	118,163
Stryker Corp.
4.63%, 09/11/2034	64,000	64,279
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	38,000	39,407
		2,434,148
Healthcare-Services — 1.1%
Centene Corp.
2.45%, 07/15/2028	170,000	156,557
4.63%, 12/15/2029	870,000	851,366
Cigna Group
5.00%, 05/15/2029	700,000	720,946
CommonSpirit Health
3.35%, 10/01/2029	350,000	333,456
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	17,000	17,876
Elevance Health, Inc.
2.88%, 09/15/2029	58,000	54,401
5.38%, 06/15/2034	415,000	436,251
6.10%, 10/15/2052	28,000	31,105
HCA, Inc.
3.38%, 03/15/2029	30,000	28,642
3.50%, 09/01/2030	64,000	60,312
3.50%, 07/15/2051	82,000	59,085
4.63%, 03/15/2052	81,000	70,302
5.25%, 06/15/2049	38,000	36,081
5.45%, 04/01/2031	47,000	48,969
5.45%, 09/15/2034	275,000	282,958
5.60%, 04/01/2034	925,000	963,894
Humana, Inc.
4.88%, 04/01/2030	69,000	70,220
5.38%, 04/15/2031	280,000	290,019
5.88%, 03/01/2033	24,000	25,478
5.95%, 03/15/2034	45,000	48,159
Icon Investments Six DAC
5.81%, 05/08/2027	200,000	206,371
Kaiser Foundation Hospitals
2.81%, 06/01/2041	195,000	150,365
3.00%, 06/01/2051	245,000	175,681
Quest Diagnostics, Inc.
5.00%, 12/15/2034	71,000	71,893
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Select Medical Corp.
6.25%, 08/15/2026*	$ 29,000	$ 29,176
UnitedHealth Group, Inc.
1.25%, 01/15/2026	112,000	108,072
2.75%, 05/15/2040	430,000	329,135
3.50%, 08/15/2039	285,000	245,664
4.75%, 05/15/2052	52,000	49,587
4.95%, 01/15/2032	420,000	434,388
4.95%, 05/15/2062	136,000	131,546
5.15%, 07/15/2034	37,000	38,616
5.25%, 02/15/2028	52,000	54,115
5.35%, 02/15/2033	115,000	122,154
5.38%, 04/15/2054	580,000	602,945
5.75%, 07/15/2064	465,000	501,971
6.05%, 02/15/2063	55,000	62,269
		7,900,025
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	25,000	23,935
5.25%, 12/15/2027*	14,000	13,918
		37,853
Insurance — 1.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	30,000	30,315
Allstate Corp.
5.05%, 06/24/2029	65,000	66,975
American National Group Inc
5.75%, 10/01/2029	30,000	30,173
Americo Life, Inc.
3.45%, 04/15/2031*	60,000	51,086
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	115,000	111,597
5.35%, 02/28/2033	130,000	135,812
Aon North America, Inc.
5.30%, 03/01/2031	84,000	87,635
5.45%, 03/01/2034	720,000	755,943
5.75%, 03/01/2054	54,000	57,204
Arthur J Gallagher & Co.
5.75%, 03/02/2053	59,000	61,636
5.75%, 07/15/2054	19,000	19,833
Athene Global Funding
1.73%, 10/02/2026*	128,000	121,318
2.65%, 10/04/2031*	1,890,000	1,621,802
4.86%, 08/27/2026*	60,000	60,384
Athene Holding, Ltd.
3.45%, 05/15/2052	25,000	17,139
5.88%, 01/15/2034	210,000	219,792
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	20,000	21,044
Chubb INA Holdings LLC
4.65%, 08/15/2029	88,000	90,044
Enstar Group, Ltd.
3.10%, 09/01/2031	74,000	63,927
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	99,000	94,159
1.80%, 03/08/2028*	860,000	787,092
Equitable Holdings, Inc.
4.35%, 04/20/2028	125,000	124,530

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
F&G Global Funding
2.30%, 04/11/2027*	$ 106,000	$ 99,172
First American Financial Corp.
5.45%, 09/30/2034	18,000	17,917
GA Global Funding Trust
5.50%, 01/08/2029*	150,000	155,518
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	30,000	31,130
Jackson National Life Global Funding
4.60%, 10/01/2029*	480,000	478,738
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	33,000	35,307
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	150,000	100,635
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	340,000	334,743
Metropolitan Life Global Funding I
2.40%, 01/11/2032*	750,000	651,079
5.15%, 03/28/2033*	230,000	238,724
New York Life Global Funding
4.85%, 01/09/2028*	38,000	38,894
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	46,000	46,487
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	30,000	31,467
Protective Life Global Funding
5.22%, 06/12/2029*	330,000	342,662
Prudential Financial, Inc.
5.70%, 09/15/2048	48,000	48,597
SBL Holdings, Inc.
5.00%, 02/18/2031*	70,000	64,011
Willis North America, Inc.
4.65%, 06/15/2027	89,000	89,707
5.90%, 03/05/2054	71,000	74,492
		7,508,720
Internet — 0.4%
Amazon.com, Inc.
3.30%, 04/13/2027	65,000	64,170
3.60%, 04/13/2032	25,000	24,159
3.88%, 08/22/2037	22,000	20,689
4.05%, 08/22/2047	37,000	33,301
4.65%, 12/01/2029	45,000	46,506
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	17,000	17,299
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*	13,000	13,212
Gen Digital, Inc.
5.00%, 04/15/2025*	505,000	502,111
6.75%, 09/30/2027*	523,000	537,369
7.13%, 09/30/2030*	11,000	11,542
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	938,000	934,559
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	31,000	28,749
ION Trading Technologies SARL
5.75%, 05/15/2028*	200,000	186,909
Security Description	Shares or Principal Amount	Value

Internet (continued)
Meta Platforms, Inc.
5.55%, 08/15/2064	$ 26,000	$ 27,770
Prosus NV
4.99%, 01/19/2052	200,000	168,706
Uber Technologies, Inc.
4.80%, 09/15/2034	155,000	154,785
		2,771,836
Investment Companies — 0.0%
New Mountain Finance Corp.
6.88%, 02/01/2029	230,000	232,824
Iron/Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/2054	71,000	74,106
ATI, Inc.
4.88%, 10/01/2029	24,000	23,197
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	5,000	5,011
6.25%, 10/01/2040	6,000	5,364
7.00%, 03/15/2032*	170,000	171,868
Mineral Resources, Ltd.
8.00%, 11/01/2027*	15,000	15,407
8.13%, 05/01/2027*	2,000	2,019
8.50%, 05/01/2030*	20,000	20,837
9.25%, 10/01/2028*	29,000	30,879
Nucor Corp.
4.30%, 05/23/2027	57,000	57,408
Steel Dynamics, Inc.
5.38%, 08/15/2034	29,000	29,930
		436,026
Leisure Time — 0.0%
Carnival Corp.
5.75%, 03/01/2027*	87,000	88,110
6.00%, 05/01/2029*	12,000	12,158
NCL Corp., Ltd.
5.88%, 03/15/2026*	42,000	42,003
7.75%, 02/15/2029*	32,000	34,291
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	35,000	35,881
		212,443
Lodging — 0.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	35,000	31,768
5.00%, 06/01/2029*	20,000	19,001
Hyatt Hotels Corp.
5.50%, 06/30/2034	43,000	43,945
Las Vegas Sands Corp.
6.20%, 08/15/2034	375,000	392,673
Marriott International, Inc.
2.85%, 04/15/2031	82,000	73,816
3.50%, 10/15/2032	68,000	62,241
Station Casinos LLC
6.63%, 03/15/2032*	30,000	30,667
Travel & Leisure Co.
4.50%, 12/01/2029*	10,000	9,477
6.00%, 04/01/2027	22,000	22,273
		685,861

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	$ 49,000	$ 46,668
4.38%, 08/16/2029	26,000	26,387
4.80%, 01/06/2026	62,000	62,581
4.85%, 02/27/2029	43,000	44,492
5.00%, 05/14/2027	21,000	21,582
Terex Corp.
6.25%, 10/15/2032*	9,000	9,000
		210,710
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	105,000	107,134
5.80%, 03/21/2034	190,000	198,682
CNH Industrial Capital LLC
5.50%, 01/12/2029	65,000	67,847
John Deere Capital Corp.
4.40%, 09/08/2031	63,000	63,445
4.70%, 06/10/2030	40,000	41,214
4.75%, 01/20/2028	27,000	27,648
4.90%, 06/11/2027	45,000	46,125
4.95%, 07/14/2028	35,000	36,162
5.10%, 04/11/2034	61,000	63,871
nVent Finance SARL
2.75%, 11/15/2031	81,000	70,438
Otis Worldwide Corp.
2.57%, 02/15/2030	565,000	517,679
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	24,000	25,369
		1,265,614
Media — 1.2%
Belo Corp.
7.75%, 06/01/2027	52,000	54,391
Cable One, Inc.
4.00%, 11/15/2030*	49,000	39,059
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028*	36,000	35,019
6.38%, 09/01/2029*	8,000	8,009
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	65,000	45,664
3.50%, 03/01/2042	22,000	15,287
3.70%, 04/01/2051	200,000	127,678
3.75%, 02/15/2028	90,000	86,385
3.85%, 04/01/2061	261,000	160,080
4.80%, 03/01/2050	63,000	48,231
5.05%, 03/30/2029	190,000	189,007
5.38%, 05/01/2047	895,000	751,467
6.10%, 06/01/2029	50,000	51,753
6.38%, 10/23/2035	27,000	27,570
6.48%, 10/23/2045	450,000	434,112
6.55%, 06/01/2034	950,000	988,164
Comcast Corp.
2.89%, 11/01/2051	165,000	110,875
3.20%, 07/15/2036	895,000	768,286
3.25%, 11/01/2039	320,000	261,741
3.40%, 04/01/2030	32,000	30,700
4.15%, 10/15/2028	60,000	60,093
4.60%, 10/15/2038	74,000	71,927
Security Description	Shares or Principal Amount	Value

Media (continued)
5.50%, 05/15/2064	$ 96,000	$ 99,262
5.65%, 06/01/2054	195,000	208,246
7.05%, 03/15/2033	179,000	209,257
Cox Communications, Inc.
2.60%, 06/15/2031*	390,000	335,846
5.45%, 09/15/2028*	49,000	50,731
5.45%, 09/01/2034*	777,000	786,825
5.95%, 09/01/2054*	25,000	24,995
CSC Holdings LLC
5.75%, 01/15/2030*	200,000	103,527
Discovery Communications LLC
3.63%, 05/15/2030	73,000	65,770
3.95%, 06/15/2025	509,000	504,522
Fox Corp.
5.58%, 01/25/2049	52,000	51,244
Paramount Global
4.20%, 05/19/2032	90,000	79,809
4.38%, 03/15/2043	150,000	110,980
4.60%, 01/15/2045	24,000	17,713
4.85%, 07/01/2042	53,000	42,274
4.95%, 05/19/2050	80,000	61,258
5.25%, 04/01/2044	645,000	513,834
5.85%, 09/01/2043	408,000	355,823
6.25%, 02/28/2057	11,000	9,817
6.38%, 03/30/2062	20,000	18,500
6.88%, 04/30/2036	120,000	121,594
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	17,000	14,812
4.00%, 07/15/2028*	40,000	37,738
Time Warner Cable LLC
6.55%, 05/01/2037	88,000	87,103
Univision Communications, Inc.
6.63%, 06/01/2027*	35,000	35,043
7.38%, 06/30/2030*	17,000	16,453
8.50%, 07/31/2031*	15,000	15,034
Walt Disney Co.
2.00%, 09/01/2029	63,000	57,269
		8,400,777
Mining — 0.5%
Anglo American Capital PLC
5.75%, 04/05/2034*	350,000	365,373
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	50,000	46,720
Glencore Funding LLC
5.37%, 04/04/2029*	655,000	677,088
5.63%, 04/04/2034*	944,000	985,174
6.38%, 10/06/2030*	635,000	690,279
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	16,000	16,230
Newmont Corp./Newcrest Finance Pty, Ltd.
5.30%, 03/15/2026	28,000	28,369
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	425,000	474,355
South32 Treasury, Ltd.
4.35%, 04/14/2032*	89,000	84,255
		3,367,843
Multi-National — 0.0%
European Bank for Reconstruction & Development
1.50%, 02/13/2025	165,000	163,108

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Multi-National (continued)
International Bank for Reconstruction & Development
3.13%, 11/20/2025	$ 118,000	$ 116,816
		279,924
Oil & Gas — 2.4%
Adnoc Murban Rsc, Ltd.
5.13%, 09/11/2054*	200,000	196,900
Aker BP ASA
2.00%, 07/15/2026*	209,000	200,124
5.13%, 10/01/2034*	150,000	148,219
5.80%, 10/01/2054*	175,000	172,407
Apache Corp.
4.38%, 10/15/2028	39,000	38,263
5.35%, 07/01/2049	149,000	129,156
6.00%, 01/15/2037	35,000	36,156
Baytex Energy Corp.
7.38%, 03/15/2032*	30,000	29,891
BP Capital Markets America, Inc.
2.94%, 06/04/2051	255,000	173,327
3.00%, 02/24/2050	67,000	46,397
3.54%, 04/06/2027	128,000	126,466
4.81%, 02/13/2033	840,000	851,234
4.89%, 09/11/2033	323,000	328,653
4.99%, 04/10/2034	260,000	265,659
5.23%, 11/17/2034	257,000	267,572
Chevron Corp.
2.24%, 05/11/2030	112,000	101,703
Chevron USA, Inc.
4.20%, 10/15/2049	49,000	42,763
Civitas Resources, Inc.
8.75%, 07/01/2031*	30,000	31,756
Comstock Resources, Inc.
5.88%, 01/15/2030*	30,000	28,053
6.75%, 03/01/2029*	4,000	3,905
ConocoPhillips Co.
3.80%, 03/15/2052	78,000	62,546
4.03%, 03/15/2062	280,000	225,673
5.70%, 09/15/2063	660,000	703,913
Crescent Energy Finance LLC
7.38%, 01/15/2033*	11,000	10,826
7.63%, 04/01/2032*	20,000	20,006
Devon Energy Corp.
5.75%, 09/15/2054	34,000	33,092
Diamondback Energy, Inc.
4.40%, 03/24/2051	78,000	64,722
5.40%, 04/18/2034	100,000	102,085
5.75%, 04/18/2054	35,000	35,268
5.90%, 04/18/2064	273,000	275,168
6.25%, 03/15/2033	320,000	345,110
6.25%, 03/15/2053	239,000	256,037
Ecopetrol SA
4.63%, 11/02/2031	800,000	686,808
4.63%, 11/02/2031	145,000	124,522
8.38%, 01/19/2036	1,250,000	1,278,125
8.63%, 01/19/2029	390,000	420,790
Empresa Nacional del Petroleo
5.25%, 11/06/2029	200,000	202,935
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	660,000	564,498
8.50%, 09/30/2033*	240,000	226,841
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Eni SpA
5.50%, 05/15/2034*	$ 760,000	$ 787,310
EQT Corp.
3.63%, 05/15/2031*	137,000	125,748
Helmerich & Payne, Inc.
5.50%, 12/01/2034*	83,000	80,849
Hess Corp.
7.13%, 03/15/2033	604,000	697,070
7.30%, 08/15/2031	440,000	503,860
HF Sinclair Corp.
5.00%, 02/01/2028	45,000	44,782
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	42,000	40,770
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	460,000	435,427
Marathon Oil Corp.
5.30%, 04/01/2029	68,000	70,511
6.60%, 10/01/2037	53,000	60,588
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	20,045
9.13%, 01/31/2030*	5,000	5,156
Nabors Industries, Ltd.
7.50%, 01/15/2028*	10,000	9,369
Occidental Petroleum Corp.
4.40%, 04/15/2046	13,000	10,549
5.20%, 08/01/2029	46,000	46,764
5.55%, 10/01/2034	35,000	35,531
6.13%, 01/01/2031	64,000	67,538
6.38%, 09/01/2028	62,000	65,195
Ovintiv, Inc.
6.63%, 08/15/2037	330,000	354,073
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	110,000	108,626
7.15%, 10/01/2033	210,000	226,129
Permian Resources Operating LLC
8.00%, 04/15/2027*	8,000	8,237
Petroleos Mexicanos
6.38%, 01/23/2045	60,000	41,822
Phillips 66 Co.
5.25%, 06/15/2031	528,000	546,000
5.30%, 06/30/2033	485,000	499,974
Pioneer Natural Resources Co.
5.10%, 03/29/2026	38,000	38,536
Saudi Arabian Oil Co.
5.25%, 07/17/2034*	205,000	210,803
5.88%, 07/17/2064*	205,000	207,461
Shell International Finance BV
2.88%, 11/26/2041	195,000	148,848
3.00%, 11/26/2051	245,000	170,895
3.25%, 04/06/2050	475,000	352,503
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	47,000	46,777
Talos Production, Inc.
9.00%, 02/01/2029*	5,000	5,148
9.38%, 02/01/2031*	25,000	25,703
TotalEnergies Capital SA
4.72%, 09/10/2034	310,000	311,557
5.43%, 09/10/2064	437,000	439,810
5.64%, 04/05/2064	639,000	666,311
Valaris, Ltd.
8.38%, 04/30/2030*	28,000	28,840
Vital Energy, Inc.
7.88%, 04/15/2032*	30,000	29,061

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	$ 27,000	$ 26,569
Woodside Finance, Ltd.
5.70%, 09/12/2054	47,000	46,748
		16,505,062
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	15,075
6.63%, 09/01/2032*	15,000	15,382
6.88%, 04/01/2027*	4,000	4,013
Halliburton Co.
4.75%, 08/01/2043	52,000	48,496
Kodiak Gas Services LLC
7.25%, 02/15/2029*	30,000	31,047
		114,013
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	42,000	37,095
Ball Corp.
6.00%, 06/15/2029	1,030,000	1,065,952
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	35,000	35,540
Crown Americas LLC
5.25%, 04/01/2030	29,000	29,280
LABL, Inc.
5.88%, 11/01/2028*	24,000	22,477
9.50%, 11/01/2028*	12,000	12,399
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	20,000	20,203
Packaging Corp. of America
5.70%, 12/01/2033	63,000	67,021
Sonoco Products Co.
1.80%, 02/01/2025	164,000	162,095
4.60%, 09/01/2029	30,000	29,848
5.00%, 09/01/2034	42,000	41,414
		1,523,324
Pharmaceuticals — 0.6%
AbbVie, Inc.
4.05%, 11/21/2039	118,000	108,998
4.25%, 11/21/2049	97,000	86,885
4.95%, 03/15/2031	283,000	294,261
5.40%, 03/15/2054	195,000	206,770
Astrazeneca Finance LLC
4.85%, 02/26/2029	83,000	85,599
4.88%, 03/03/2028	75,000	77,068
4.90%, 03/03/2030	79,000	82,070
Becton Dickinson & Co.
4.30%, 08/22/2032	31,000	30,447
4.69%, 02/13/2028	75,000	75,965
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	52,000	47,400
3.25%, 08/01/2042	24,000	19,087
5.55%, 02/22/2054	315,000	333,706
5.65%, 02/22/2064	35,000	37,090
5.75%, 02/01/2031	77,000	83,394
6.40%, 11/15/2063	44,000	51,752
Cardinal Health, Inc.
4.50%, 11/15/2044	12,000	10,693
4.60%, 03/15/2043	129,000	116,878
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
5.13%, 02/15/2029	$ 31,000	$ 31,886
Cencora, Inc.
4.30%, 12/15/2047	46,000	40,571
5.13%, 02/15/2034	81,000	83,396
Cigna Group
2.40%, 03/15/2030	33,000	29,883
3.40%, 03/15/2050	112,000	82,297
3.88%, 10/15/2047	29,000	23,421
4.38%, 10/15/2028	32,000	32,124
CVS Health Corp.
2.70%, 08/21/2040	655,000	465,114
4.78%, 03/25/2038	167,000	157,566
5.05%, 03/25/2048	440,000	401,601
5.13%, 07/20/2045	57,000	53,107
5.55%, 06/01/2031	66,000	68,847
6.05%, 06/01/2054	29,000	30,255
Eli Lilly & Co.
4.15%, 08/14/2027	21,000	21,196
4.20%, 08/14/2029	160,000	161,533
4.60%, 08/14/2034	110,000	111,726
4.70%, 02/27/2033	50,000	51,438
5.05%, 08/14/2054	20,000	20,493
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	18,000	19,288
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	45,000	28,313
12.25%, 04/15/2029*	30,000	29,903
Johnson & Johnson
4.80%, 06/01/2029	53,000	55,161
Novartis Capital Corp.
4.00%, 09/18/2031	42,000	41,666
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	60,000	61,158
5.11%, 05/19/2043	39,000	39,708
5.30%, 05/19/2053	59,000	61,032
5.34%, 05/19/2063	65,000	66,772
Viatris, Inc.
3.85%, 06/22/2040	66,000	51,406
4.00%, 06/22/2050	89,000	63,824
Zoetis, Inc.
5.60%, 11/16/2032	32,000	34,268
		4,167,016
Pipelines — 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	29,045
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	65,000	65,560
5.68%, 01/15/2034*	45,000	46,415
6.04%, 08/15/2028*	345,000	360,728
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	185,000	195,923
6.04%, 11/15/2033*	490,000	522,830
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	25,000	26,304
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024	615,000	612,838
EIG Pearl Holdings SARL
3.55%, 08/31/2036*	595,000	529,468

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enbridge, Inc.
5.63%, 04/05/2034	$ 765,000	$ 802,344
5.70%, 03/08/2033	475,000	500,626
Energy Transfer LP
4.95%, 05/15/2028	47,000	47,701
5.15%, 02/01/2043	66,000	61,886
5.25%, 07/01/2029	285,000	293,531
5.40%, 10/01/2047	52,000	49,517
6.05%, 09/01/2054	45,000	46,618
6.40%, 12/01/2030	685,000	746,236
EnLink Midstream Partners LP FRS
9.31%, (TSFR3M+4.37%), 10/17/2024(2)	78,000	78,069
Enterprise Products Operating LLC
3.30%, 02/15/2053	135,000	96,524
3.70%, 01/31/2051	19,000	14,786
EQM Midstream Partners LP
5.50%, 07/15/2028	6,000	6,080
7.50%, 06/01/2027*	3,000	3,088
7.50%, 06/01/2030*	15,000	16,474
Galaxy Pipeline Assets Bidco, Ltd.
2.63%, 03/31/2036*	420,000	358,451
2.94%, 09/30/2040*	179,948	151,272
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	5,000	5,091
8.00%, 01/15/2027	27,000	27,602
8.25%, 01/15/2029	15,000	15,532
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	143,000	138,330
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036*	350,000	362,010
6.13%, 02/23/2038*	575,000	608,880
Harvest Midstream I LP
7.50%, 09/01/2028*	25,000	25,583
7.50%, 05/15/2032*	25,000	26,296
Hess Midstream Operations LP
6.50%, 06/01/2029*	805,000	833,213
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	15,000	15,535
8.88%, 07/15/2028*	15,000	15,909
ITT Holdings LLC
6.50%, 08/01/2029*	65,000	61,578
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	48,000	47,203
Kinder Morgan, Inc.
5.10%, 08/01/2029	41,000	42,068
MPLX LP
5.50%, 06/01/2034	775,000	796,221
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	6,000	6,152
8.38%, 02/15/2032*	25,000	25,764
Northern Natural Gas Co.
5.63%, 02/01/2054*	21,000	21,902
NuStar Logistics LP
6.38%, 10/01/2030	22,000	22,828
ONEOK Partners LP
6.65%, 10/01/2036	118,000	131,525
Oneok, Inc.
4.40%, 10/15/2029	185,000	184,374
4.75%, 10/15/2031	200,000	200,000
5.05%, 11/01/2034	230,000	228,952
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
5.85%, 11/01/2064	$ 300,000	$ 297,720
ONEOK, Inc.
6.10%, 11/15/2032	460,000	495,183
7.15%, 01/15/2051	40,000	46,160
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	41,000	34,696
6.65%, 01/15/2037	63,000	69,667
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	37,000	39,023
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034*	26,000	26,250
Targa Resources Corp.
6.13%, 03/15/2033	160,000	171,703
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	185,000	174,073
5.50%, 03/01/2030	38,000	38,695
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	34,000	32,131
Western Midstream Operating LP
5.30%, 03/01/2048	41,000	37,233
5.45%, 11/15/2034	63,000	63,133
Whistler Pipeline LLC
5.40%, 09/30/2029*	15,000	15,325
5.70%, 09/30/2031*	265,000	274,348
5.95%, 09/30/2034*	200,000	207,101
Williams Cos., Inc.
5.75%, 06/24/2044	81,000	83,337
		11,610,640
Private Equity — 0.1%
Brookfield Finance, Inc.
5.68%, 01/15/2035	760,000	797,689
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	35,000	35,317
8.88%, 09/01/2031*	2,000	2,184
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	18,000	19,115
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	32,000	29,622
		86,238
REITS — 0.8%
American Tower Corp.
1.45%, 09/15/2026	320,000	302,965
2.30%, 09/15/2031	66,000	56,790
2.70%, 04/15/2031	230,000	205,316
3.80%, 08/15/2029	110,000	107,021
5.20%, 02/15/2029	62,000	64,031
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	52,000	46,534
Brandywine Operating Partnership LP
8.88%, 04/12/2029	205,000	226,563
Cousins Properties LP
5.88%, 10/01/2034	390,000	400,402
Crown Castle, Inc.
4.80%, 09/01/2028	730,000	738,312
5.00%, 01/11/2028	662,000	673,601
5.60%, 06/01/2029	296,000	309,396
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	170,000	172,888

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	$ 70,000	$ 67,787
Host Hotels & Resorts LP
3.50%, 09/15/2030	47,000	43,588
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	24,000	23,410
4.75%, 06/15/2029*	5,000	4,884
LXP Industrial Trust
2.38%, 10/01/2031	37,000	30,988
National Health Investors, Inc.
3.00%, 02/01/2031	52,000	45,364
NNN REIT, Inc.
5.50%, 06/15/2034	180,000	187,301
Piedmont Operating Partnership LP
6.88%, 07/15/2029	430,000	451,909
SBA Tower Trust
2.84%, 01/15/2050*	550,000	546,050
Service Properties Trust
5.50%, 12/15/2027	19,000	18,089
8.38%, 06/15/2029	10,000	9,989
8.88%, 06/15/2032	5,000	4,776
VICI Properties LP
4.95%, 02/15/2030	506,000	508,995
Weyerhaeuser Co.
4.00%, 03/09/2052	35,000	28,454
4.75%, 05/15/2026	72,000	72,457
		5,347,860
Retail — 0.3%
AutoZone, Inc.
4.75%, 08/01/2032	95,000	95,354
4.75%, 02/01/2033	335,000	335,214
5.10%, 07/15/2029	20,000	20,602
5.40%, 07/15/2034	110,000	114,123
6.55%, 11/01/2033	305,000	340,990
Brinker International, Inc.
5.00%, 10/01/2024*	20,000	20,000
CEC Entertainment LLC
6.75%, 05/01/2026*	50,000	49,581
Costco Wholesale Corp.
1.60%, 04/20/2030	46,000	40,631
Darden Restaurants, Inc.
4.35%, 10/15/2027	32,000	31,993
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	35,000	32,608
FirstCash, Inc.
4.63%, 09/01/2028*	328,000	316,654
5.63%, 01/01/2030*	8,000	7,927
6.88%, 03/01/2032*	10,000	10,291
Genuine Parts Co.
6.50%, 11/01/2028	64,000	68,992
Home Depot, Inc.
4.90%, 04/15/2029	39,000	40,403
5.30%, 06/25/2054	80,000	84,077
Kohl's Corp.
4.63%, 05/01/2031	46,000	38,739
5.55%, 07/17/2045	44,000	30,088
LBM Acquisition LLC
6.25%, 01/15/2029*	50,000	47,280
Security Description	Shares or Principal Amount	Value

Retail (continued)
Lowe's Cos., Inc.
3.70%, 04/15/2046	$ 33,000	$ 26,248
McDonald's Corp.
3.63%, 09/01/2049	61,000	48,056
4.80%, 08/14/2028	124,000	127,293
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	15,000	13,516
4.75%, 09/15/2029	16,000	15,547
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	52,000	51,165
4.70%, 06/15/2032	95,000	95,751
5.75%, 11/20/2026	40,000	41,237
Park River Holdings, Inc.
6.75%, 08/01/2029*	40,000	34,513
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	21,000	22,739
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	23,000	22,914
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029*	12,000	12,599
		2,237,125
Semiconductors — 0.7%
Applied Materials, Inc.
4.80%, 06/15/2029	29,000	29,898
Broadcom, Inc.
2.45%, 02/15/2031*	128,000	113,431
3.19%, 11/15/2036*	107,000	90,687
4.15%, 02/15/2028	655,000	654,311
5.05%, 07/12/2029	355,000	365,679
Entegris, Inc.
5.95%, 06/15/2030*	35,000	35,649
Foundry JV Holdco LLC
6.15%, 01/25/2032*	1,475,000	1,533,930
Intel Corp.
3.10%, 02/15/2060	135,000	82,109
3.73%, 12/08/2047	44,000	32,393
5.15%, 02/21/2034	330,000	333,420
5.60%, 02/21/2054	36,000	35,087
5.70%, 02/10/2053	80,000	78,814
5.90%, 02/10/2063	365,000	366,377
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	265,000	257,601
Qorvo, Inc.
3.38%, 04/01/2031*	630,000	564,067
QUALCOMM, Inc.
6.00%, 05/20/2053	27,000	30,599
Texas Instruments, Inc.
4.60%, 02/15/2028	46,000	46,983
5.05%, 05/18/2063	36,000	36,124
		4,687,159
Software — 0.6%
Adobe, Inc.
4.85%, 04/04/2027	27,000	27,648
Capstone Borrower, Inc.
8.00%, 06/15/2030*	30,000	31,787
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	7,000	7,281
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	25,000	25,565

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Cloud Software Group, Inc.
6.50%, 03/31/2029*	$ 29,000	$ 28,854
8.25%, 06/30/2032*	15,000	15,680
Constellation Software, Inc.
5.46%, 02/16/2034*	265,000	277,010
Fiserv, Inc.
4.40%, 07/01/2049	86,000	76,021
5.15%, 08/12/2034	42,000	43,066
MSCI, Inc.
3.63%, 11/01/2031*	352,000	323,952
Open Text Corp.
3.88%, 02/15/2028*	2,000	1,910
3.88%, 12/01/2029*	28,000	26,029
6.90%, 12/01/2027*	70,000	73,834
Oracle Corp.
2.30%, 03/25/2028	545,000	511,818
2.88%, 03/25/2031	355,000	322,958
2.95%, 04/01/2030	220,000	204,572
3.60%, 04/01/2040	763,000	634,803
3.60%, 04/01/2050	159,000	121,047
3.80%, 11/15/2037	161,000	142,451
3.85%, 04/01/2060	105,000	79,039
4.00%, 11/15/2047	41,000	33,663
4.10%, 03/25/2061	140,000	110,118
4.30%, 07/08/2034	39,000	37,745
5.55%, 02/06/2053	18,000	18,420
Rackspace Finance LLC
3.50%, 05/15/2028*	44,460	22,249
Roper Technologies, Inc.
4.90%, 10/15/2034	64,000	64,448
SS&C Technologies, Inc.
5.50%, 09/30/2027*	900,000	899,610
		4,161,578
Telecommunications — 0.7%
Altice France SA
5.50%, 10/15/2029*	200,000	140,068
AT&T, Inc.
3.50%, 06/01/2041	195,000	159,588
3.65%, 09/15/2059	757,000	549,246
3.80%, 12/01/2057	65,000	49,214
3.85%, 06/01/2060	27,000	20,443
4.50%, 05/15/2035	212,000	206,440
4.90%, 08/15/2037	203,000	201,532
5.40%, 02/15/2034	31,000	32,528
Cisco Systems, Inc.
4.85%, 02/26/2029	84,000	86,871
4.95%, 02/26/2031	445,000	465,130
5.35%, 02/26/2064	240,000	254,861
Corning, Inc.
3.90%, 11/15/2049	36,000	29,318
5.45%, 11/15/2079	50,000	49,527
Network i2i, Ltd.
5.65%, 01/15/2025(2)	400,000	399,102
Rogers Communications, Inc.
5.00%, 02/15/2029	47,000	47,964
Telefonica Emisiones SA
4.90%, 03/06/2048	150,000	136,356
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	50,000	23,094
T-Mobile USA, Inc.
2.05%, 02/15/2028	605,000	563,598
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
3.00%, 02/15/2041	$ 212,000	$ 162,815
3.60%, 11/15/2060	55,000	39,983
3.88%, 04/15/2030	130,000	126,421
4.70%, 01/15/2035	410,000	408,562
5.05%, 07/15/2033	255,000	261,373
5.75%, 01/15/2034	195,000	209,407
Verizon Communications, Inc.
2.85%, 09/03/2041	141,000	106,046
3.00%, 11/20/2060	82,000	52,923
3.40%, 03/22/2041	55,000	44,918
3.88%, 03/01/2052	10,000	8,197
4.50%, 08/10/2033	74,000	73,121
Viasat, Inc.
5.63%, 04/15/2027*	20,000	18,873
7.50%, 05/30/2031*	41,000	28,227
Vodafone Group PLC
4.25%, 09/17/2050	21,000	17,521
5.13%, 06/04/2081	29,000	23,888
5.75%, 02/10/2063	39,000	39,361
5.88%, 06/28/2064	137,000	141,301
		5,177,817
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	62,000	54,614
4.45%, 03/15/2043	57,000	53,569
Canadian National Railway Co.
4.38%, 09/18/2034	39,000	38,698
Canadian Pacific Railway Co.
4.70%, 05/01/2048	52,000	48,762
6.13%, 09/15/2115	43,000	47,346
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	81,000	77,644
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	159,580	138,688
Ryder System, Inc.
5.50%, 06/01/2029	48,000	50,057
		509,378
Trucking & Leasing — 0.3%
GATX Corp.
3.25%, 09/15/2026	62,000	60,639
4.00%, 06/30/2030	21,000	20,410
6.05%, 03/15/2034	47,000	50,637
6.05%, 06/05/2054	36,000	38,924
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	845,000	843,031
4.00%, 07/15/2025*	685,000	680,764
5.35%, 03/30/2029*	153,000	158,001
6.05%, 08/01/2028*	253,000	266,300
6.20%, 06/15/2030*	60,000	64,771
		2,183,477
Total Corporate Bonds & Notes (cost $211,546,506)		211,530,585
ASSET BACKED SECURITIES — 4.2%
Auto Loan Receivables — 0.8%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	285,000	286,291

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	$ 351,757	$ 352,680
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class B 5.58%, 12/20/2030*	130,000	132,894
Series 2023-7A, Class A 5.90%, 08/21/2028*	315,000	325,963
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	386,345	389,665
CPS Auto Receivables Trust
Series 2023-B, Class A 5.91%, 08/16/2027*	271,528	272,265
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A 5.68%, 03/15/2034*	295,000	300,484
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	250,000	250,470
Enterprise Fleet Financing LLC
Series 2024-1, Class A3 5.16%, 09/20/2030*	130,000	133,527
Series 2023-1, Class A3 5.42%, 10/22/2029*	350,000	356,982
Exeter Automobile Receivables Trust
Series 2020-1A, Class D 2.73%, 12/15/2025*	24,471	24,450
Series 2023-3A, Class B 6.11%, 09/15/2027	140,000	140,556
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	444,000	442,518
Series 2023-1, Class B 5.05%, 01/18/2028*	126,000	126,421
Series 2023-2, Class B 5.21%, 05/15/2028*	312,000	313,498
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	175,000	173,465
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.76%, 12/18/2028	50,000	49,567
Series 2023-2, Class A4 4.91%, 09/17/2029	64,000	64,884
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	265,000	265,209
Series 2023-3, Class B 5.61%, 07/17/2028	440,000	445,669
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	215,000	222,377
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	140,000	141,744
Series 2024-A, Class A4 4.77%, 04/16/2029	40,000	40,760
Tricolor Auto Securitization Trust
Series 2023-1A, Class A 6.48%, 08/17/2026*	10,319	10,323
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Westlake Automobile Receivables Trust
Series 2023-1A, Class B 5.41%, 01/18/2028*	$ 145,000	$ 145,717
		5,408,379
Credit Card Receivables — 0.1%
American Express Credit Account Master Trust
Series 2023-2, Class A 4.80%, 05/15/2030	250,000	256,782
Series 2023-4, Class A 5.15%, 09/15/2030	410,000	426,812
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	150,000	153,023
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	150,000	153,149
		989,766
Home Equity — 0.1%
GSAA Home Equity Trust
Series 2006-15, Class AF6 6.38%, 09/25/2036(3)	78,425	19,875
GSAA Home Equity Trust FRS
Series 2006-20, Class 2A1A 5.07%, (TSFR1M+0.21%), 12/25/2046	19,240	9,581
Series 2006-20, Class 1A1 5.11%, (TSFR1M+0.25%), 12/25/2046	50,856	15,470
Series 2007-1, Class 1A1 5.13%, (TSFR1M+0.27%), 02/25/2037	270,574	76,434
Series 2006-19, Class A1 5.15%, (TSFR1M+0.29%), 12/25/2036	10,274	2,745
Series 2006-3, Class A3 5.57%, (TSFR1M+0.71%), 03/25/2036	10,454	5,169
Series 2007-5, Class 2A3A 5.61%, (TSFR1M+0.75%), 04/25/2047	88,885	39,989
GSAA Home Equity Trust VRS
Series 2006-10, Class AF3 5.98%, 06/25/2036(1)	252,882	62,752
GSAA Trust
Series 2005-7, Class AF4 5.56%, 05/25/2035(3)	144,708	137,880
Morgan Stanley Mtg. Loan Trust FRS
Series 2006-16AX, Class 2A2 5.31%, (TSFR1M+0.45%), 11/25/2036	201,042	56,089
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(3)	338,398	91,994
Series 2006-3, Class AF5 6.12%, 11/25/2036(3)	149,482	54,122
Soundview Home Loan Trust FRS
Series 2007-OPT2, Class 2A3 5.15%, (TSFR1M+0.29%), 07/25/2037	22,265	20,194
Series 2006-3, Class A4 5.47%, (TSFR1M+0.61%), 11/25/2036	201,437	189,326
		781,620
Other Asset Backed Securities — 3.2%
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	92,917	88,279
Affirm Asset Securitization Trust
Series 2023-A, Class 1A 6.61%, 01/18/2028*	335,000	336,404

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	$ 485,000	$ 494,812
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1RR 6.75%, (TSFR3M+1.47%), 04/20/2034*	680,000	680,734
Benefit Street Partners CLO XXXI, Ltd. FRS
Series 2023-31A, Class B1 7.63%, (TSFR3M+2.35%), 04/25/2036*	515,000	518,940
Carlyle US CLO, Ltd. FRS
Series 2024-2A, Class A 6.84%, (TSFR3M+1.52%), 04/25/2037*	350,000	352,072
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	88,538
Series 2021-1A, Class B1 1.98%, 03/15/2061*	108,381	99,759
Series 2020-1, Class A2 1.99%, 07/15/2060*	223,248	202,360
Series 2022-1A, Class A1 5.97%, 08/15/2062*	126,050	126,718
CF Hippolyta LLC
Series 2020-1, Class A1 1.69%, 07/15/2060*	196,944	190,566
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	150,000	152,007
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.74%, (TSFR3M+1.45%), 01/25/2035*	720,000	720,079
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	1,356,637	1,186,854
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	250,000	255,838
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	486,250	447,974
Series 2019-1A, Class A2 3.67%, 10/25/2049*	326,400	310,373
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	720,100	714,263
Elmwood CLO 19, Ltd. FRS
Series 2022-6A, Class BR 7.69%, (TSFR3M+2.4%), 10/17/2036*	665,000	671,681
Elmwood CLO 23, Ltd. FRS
Series 2023-2A, Class B 7.54%, (TSFR3M+2.25%), 04/16/2036*	450,000	452,504
First Franklin Mtg. Loan Trust FRS
Series 2006-FF12, Class A5 5.28%, (TSFR1M+0.42%), 09/25/2036	332,860	319,151
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	1,042,344	1,031,332
Golub Capital Partners CLO, Ltd. FRS
Series 2023-68A, Class B 8.08%, (TSFR3M+2.80%), 07/25/2036*	400,000	405,644
HSI Asset Securitization Corp. Trust FRS
Series 2006-OPT3, Class 3A4 5.51%, (TSFR1M+0.65%), 02/25/2036	72,205	71,481
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Invesco US CLO, Ltd. FRS
Series 2023-2A, Class B 7.58%, (TSFR3M+2.3%), 04/21/2036*	$ 310,000	$ 311,652
Madison Park Funding LXVII, Ltd. FRS
Series 2024-67A, Class A1 6.80%, (TSFR3M+1.51%), 04/25/2037*	870,000	871,637
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2006-NC4, Class A2C 5.27%, (TSFR1M+0.41%), 06/25/2036	3,310	2,821
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	350,563	311,957
Series 2023-A, Class A 5.51%, 10/15/2071*	443,462	453,641
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	685,000	631,371
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	55,130	54,097
Octagon 61, Ltd. FRS
Series 2023-2A, Class B 7.63%, (TSFR3M+2.35%), 04/20/2036*	660,000	664,184
PRET LLC
Series 2021-RN2, Class A1 4.74%, 07/25/2051*(3)	270,318	267,201
Series 2021-NPL3, Class A1 4.87%, 07/25/2051*(3)	306,116	302,598
5.96%, 09/25/2054*(3)	100,000	99,990
Pretium Mtg. Credit Partners LLC
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(3)	587,345	584,511
Series 2021-RN1, Class A1 4.99%, 02/25/2061*(3)	555,463	554,118
Progress Residential Trust
Series 2024-SFR2, Class A 3.30%, 04/17/2041*	300,000	284,180
Series 2023-SFR1, Class A 4.30%, 03/17/2040*	399,115	394,342
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	185,417	184,587
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	307,025	309,118
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	675,000	672,997
RR 23, Ltd. FRS
Series 2022-23A, Class A2R 7.95%, (TSFR3M+2.65%), 10/15/2035*	990,000	998,506
Sapphire Aviation Finance II, Ltd.
Series 2020-1A, Class A 3.23%, 03/15/2040*	150,780	138,400
SCF Equipment Leasing LLC
Series 2024-1A, Class B 5.56%, 04/20/2032*	200,000	207,550
Securitized Asset Backed Receivables LLC Trust FRS
Series 2006-HE1, Class A2B 5.15%, (TSFR1M+0.29%), 07/25/2036	137,327	48,495
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	385,000	390,959

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2024-1A, Class A2 5.90%, 03/25/2049*	$ 205,000	$ 210,414
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	365,000	376,582
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	290,000	280,065
Texas Debt Capital CLO, Ltd. FRS
Series 2023-1A, Class B 7.58%, (TSFR3M+2.30%), 04/20/2036*	565,000	568,000
Tricon Residential Trust
Series 2024-SFR1, Class A 4.65%, 04/17/2041*	165,000	164,737
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	134,916	135,114
Series 2023-SFR1, Class A 5.10%, 07/17/2040*	264,756	267,046
VCAT LLC
Series 2021-NPL3, Class A1 4.74%, 05/25/2051*(3)	15,870	15,705
Series 2021-NPL2, Class A1 5.12%, 03/27/2051*(3)	17,586	17,505
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.71%, (TSFR3M+1.43%), 07/20/2032*	913,803	914,097
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	419,570	407,122
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	280,725	263,963
		22,277,625
Total Asset Backed Securities (cost $29,318,252)		29,457,390
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9%
Commercial and Residential — 6.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	1,440,000	1,413,876
280 Park Avenue Mtg. Trust FRS
Series 2017-280P, Class E 7.54%, (TSFR1M+2.42%), 09/15/2034*	339,000	313,596
Adjustable Rate Mtg. Trust FRS
Series 2005-10, Class 6A21 5.47%, (TSFR1M+0.61%), 01/25/2036	43,814	40,674
Series 2005-9, Class 5A1 5.51%, (TSFR1M+0.65%), 11/25/2035	3,026	3,016
Alternative Loan Trust
Series 2005-64CB, Class 3A1 5.50%, 12/25/2035	71,472	51,884
Series 2006-9T1, Class A1 5.75%, 05/25/2036	90,803	35,115
Alternative Loan Trust FRS
Series 2005-64CB, Class 1A12 5.50%, (TSFR1M+0.91%), 12/25/2035	36,325	30,414
Series 2005-72, Class A1 5.51%, (TSFR1M+0.65%), 01/25/2036	50,450	45,171
Series 2005-56, Class 5A1 5.61%, (TSFR1M+0.75%), 11/25/2035	22,646	18,698
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 2A11 6.06%, (12 MTA+0.94%), 10/25/2046	$ 32,458	$ 21,542
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	135,882	128,351
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	229,817	196,288
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	422,716	365,420
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	373,376	331,587
Series 2019-5, Class A1 2.59%, 10/25/2049*(1)	44,444	43,422
Banc of America Funding Trust FRS
Series 2007-1, Class TA1A 5.03%, (TSFR1M+0.17%), 01/25/2037	5,727	4,964
Series 2007-A, Class 2A5 5.54%, (TSFR1M+0.57%), 02/20/2047	97,553	85,503
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	444,990
BANK VRS
Series 2018-BN14, Class XA 0.65%, 09/15/2060(1)(4)	8,277,432	124,677
Series 2019-BN24, Class XA 0.75%, 11/15/2062(1)(4)	2,219,482	63,982
Series 2019-BN23, Class XA 0.80%, 12/15/2052(1)(4)	6,720,890	197,618
Series 2017-BNK8, Class XA 0.84%, 11/15/2050(1)(4)	6,973,053	127,149
Series 2019-BN20, Class XA 0.93%, 09/15/2062(1)(4)	4,082,937	133,813
Series 2019-BN18, Class XA 1.03%, 05/15/2062(1)(4)	2,843,668	94,274
Series 2023-BNK45, Class XA 1.20%, 02/15/2056(1)(4)	1,206,744	72,660
Series 2020-BN28, Class XA 1.88%, 03/15/2063(1)(4)	4,681,585	385,449
BBCMS Mtg. Trust VRS
Series 2024-C24, Class XA 1.86%, 02/15/2057(1)(4)	1,612,008	170,901
BCAP LLC Trust FRS
Series 2006-AA2, Class A1 5.31%, (TSFR1M+0.45%), 01/25/2037	8,322	7,617
Bear Stearns ALT-A Trust FRS
Series 2006-1, Class 11A1 5.45%, (TSFR1M+0.59%), 02/25/2036	16,127	15,196
Series 2005-10, Class 11A1 5.47%, (TSFR1M+0.61%), 01/25/2036	48,559	45,844
Bear Stearns Mtg. Funding Trust FRS
Series 2006-AR3, Class 1A1 5.33%, (TSFR1M+0.47%), 10/25/2036	29,763	26,715
Series 2007-AR1, Class 2A3 5.37%, (TSFR1M+0.51%), 02/25/2037	79,798	75,637
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	83,854	83,653
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.60%, 07/15/2051(1)(4)	3,887,335	52,615
Series 2018-B1, Class XA 0.66%, 01/15/2051(1)(4)	1,682,261	24,025

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2018-B8, Class XA 0.78%, 01/15/2052(1)(4)	$ 8,258,356	$ 172,102
Series 2019-B12, Class XA 1.21%, 08/15/2052(1)(4)	1,862,663	63,691
Series 2019-B10, Class XA 1.38%, 03/15/2062(1)(4)	4,789,213	218,530
Series 2020-B22, Class XA 1.62%, 01/15/2054(1)(4)	2,151,487	156,329
Series 2020-B18, Class XA 1.91%, 07/15/2053(1)(4)	1,209,863	67,850
BOCA Commercial Mtg. Trust FRS
Series 2024-BOCA, Class B 7.44%, (TSFR1M+2.34%), 08/15/2041*	670,000	669,162
BPR Trust FRS
Series 2022-STAR, Class A 8.33%, (TSFR1M+3.23%), 08/15/2039*	510,000	507,769
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(1)	130,341	119,395
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(1)	101,776	97,702
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(3)	248,519	242,271
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 6.14%, (TSFR1M+1.05%), 04/15/2034*	94,196	93,136
BX Trust FRS
Series 2022-PSB, Class A 7.55%, (TSFR1M+2.45%), 08/15/2039*	418,945	419,992
Series 2024-PAT, Class B 8.14%, (TSFR1M+3.04%), 03/15/2041*	67,000	67,126
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 7.94%, (TSFR1M+2.85%), 12/15/2037*	675,000	668,290
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(1)	1,300,000	1,249,571
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(1)	83,396	77,861
Chase Mtg. Finance Trust
Series 2005-S3, Class A10 5.50%, 11/25/2035	91,057	66,697
Chase Mtg. Finance Trust VRS
Series 2005-A1, Class 2A2 4.82%, 12/25/2035(1)	46,591	44,071
CHL Mtg. Pass Through Trust FRS
Series 2005-2, Class 2A3 5.65%, (TSFR1M+0.79%), 03/25/2035	22,685	20,830
CHL Mtg. Pass Through Trust VRS
Series 2005-HYB7, Class 6A1 4.48%, 11/20/2035(1)	11,524	10,508
Series 2007-HY4, Class 1A1 4.84%, 09/25/2047(1)	58,054	53,402
Series 2005-HYB3, Class 2A2A 5.69%, 06/20/2035(1)	20,756	19,521
Citigroup Commercial Mtg. Trust
Series 2015-P1, Class A5 3.72%, 09/15/2048	1,029,000	1,017,975
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class XA 1.14%, 04/10/2048(1)(4)	$ 2,602,715	$ 4,800
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2018-RP3, Class A1 3.25%, 03/25/2061*(1)	268,668	261,616
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	366,163	313,626
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	657,798	545,477
Series 2022-5, Class A1 4.55%, 04/25/2067*(1)	750,429	742,513
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	172,763
Series 2013-300P, Class A1 4.35%, 08/10/2030*	845,000	822,677
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 4.08%, 01/10/2039*(1)	190,000	167,769
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.08%, (SOFR30A+1.80%), 02/25/2044*	146,000	146,778
Series 2019-HRP1, Class M2 7.54%, (SOFR30A+2.26%), 11/25/2039*	47,012	47,322
Series 2023-R05, Class 1M2 8.36%, (SOFR30A+3.10%), 06/25/2043*	275,000	288,339
Series 2021-R01, Class 1B1 8.38%, (SOFR30A+3.10%), 10/25/2041*	132,000	136,019
Series 2022-R01, Class 1B1 8.43%, (SOFR30A+3.15%), 12/25/2041*	311,000	321,049
Series 2016-C07, Class 2M2 9.74%, (SOFR30A+4.46%), 05/25/2029	238,094	248,809
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	4,025	3,916
Series 2015-C3, Class A3 3.45%, 08/15/2048	461,354	456,835
Series 2015-C1, Class A4 3.51%, 04/15/2050	1,448,000	1,442,002
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.84%, 06/15/2057(1)(4)	7,089,933	16,105
Series 2016-C6, Class XA 2.02%, 01/15/2049(1)(4)	1,661,555	30,253
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(1)	323,914	275,808
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(1)	451,140	402,681
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(1)	408,229	368,094
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	300,211	272,647
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(1)	1,536,000	1,505,115
Series 2021-RPL4, Class A1 4.07%, 12/27/2060*(1)	240,416	239,569
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,567,863

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(1)(4)	$ 938,848	$ 45,004
DC Trust VRS
Series 2024-HLTN, Class A 5.93%, 04/13/2040*(1)	150,000	152,957
Series 2024-HLTN, Class C 7.29%, 04/13/2040*(1)	75,000	76,829
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(1)	144,711	127,894
Deutsche Alt-A Securities Mtg. Loan Trust FRS
Series 2007-RMP1, Class A2 5.27%, (TSFR1M+0.41%), 12/25/2036	58,443	52,651
Series 2007-AR2, Class A1 5.27%, (TSFR1M+0.41%), 03/25/2037	7,124	6,583
DSLA Mtg. Loan Trust FRS
Series 2006-AR1, Class 1A1A 6.04%, (12 MTA+0.92%), 03/19/2046	115,087	98,299
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(1)	157,854	132,431
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 7.08%, (SOFR30A+1.80%), 01/25/2044*	110,000	111,194
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(1)	314,767	269,458
GMACM Mtg. Loan Trust VRS
Series 2006-AR1, Class 1A1 3.62%, 04/19/2036(1)	104,129	84,930
Series 2005-AR5, Class 4A1 4.76%, 09/19/2035(1)	10,538	9,140
GreenPoint Mtg. Funding Trust FRS
Series 2005-AR4, Class 3A1 6.52%, (12MTA+1.40%), 10/25/2045	71,837	52,865
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,280,197	1,056,775
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	155,000	153,421
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.89%, 03/10/2041*(1)	485,000	485,844
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,204,183
Series 2015-GS1, Class A3 3.73%, 11/10/2048	1,307,000	1,281,658
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.77%, 02/13/2053(1)(4)	4,956,091	128,699
GSR Mtg. Loan Trust FRS
Series 2007-1F, Class 4A1 5.27%, (TSFR1M+0.41%), 01/25/2037	292,982	67,140
GSR Mtg. Loan Trust VRS
Series 2006-AR1, Class 2A1 4.61%, 01/25/2036(1)	2,547	2,289
Series 2006-AR1, Class 2A4 4.61%, 01/25/2036(1)	32,971	29,113
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2005-AR5, Class 2A3 5.35%, 10/25/2035(1)	$ 42,477	$ 23,107
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 5.46%, (TSFR1M+0.49%), 01/19/2038	4,803	4,250
Series 2006-12, Class 2A13 5.56%, (TSFR1M+0.59%), 12/19/2036	109,460	102,686
IndyMac Index Mtg. Loan Trust FRS
Series 2005-AR14, Class 1A1A 5.53%, (TSFR1M+0.67%), 07/25/2035	2,636	1,894
IndyMac Index Mtg. Loan Trust VRS
Series 2007-AR9, Class 2A1 4.04%, 04/25/2037(1)	101,407	63,625
Series 2006-AR3, Class 1A1 4.24%, 12/25/2036(1)	90,611	72,311
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,058,871
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	268,403
Series 2017-JP5, Class A5 3.72%, 03/15/2050	1,355,000	1,320,122
JPMorgan Mtg. Trust VRS
Series 2006-A3, Class 3A2 4.50%, 05/25/2036(1)	34,154	27,994
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 4.75%, 04/25/2061*(3)	221,752	223,330
Series 2021-GS3, Class A1 4.75%, 07/25/2061*(3)	309,944	307,608
Lehman XS Trust FRS
Series 2006-16N, Class A4A 5.35%, (TSFR1M+0.49%), 11/25/2046	174,919	154,634
MASTR Adjustable Rate Mtg. Trust VRS
Series 2004-13, Class 3A7 6.43%, 11/21/2034(1)	18,966	18,041
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A4, Class 1A 5.41%, 07/25/2035(1)	86,590	37,237
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	108,051	102,945
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(1)	36,056	33,514
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(1)	221,445	195,953
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	158,640	148,151
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(1)	454,257	440,592
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4 3.25%, 02/15/2048	791,000	787,171
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.06%, 12/15/2047(1)(4)	985,714	24

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.45%, 06/15/2050(1)(4)	$ 1,405,863	$ 31,258
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.47%, (TSFR1M+1.61%), 06/25/2057*	259,650	262,981
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(1)	124,091	116,292
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(1)	67,579	63,990
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(1)	242,281	228,879
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	278,109	267,229
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	272,405	260,166
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	296,577	287,203
Series 2018-5A, Class A1 4.75%, 12/25/2057*(1)	216,444	215,910
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	663,358	570,330
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 5.05%, 06/25/2036(1)	61,480	44,942
OBX Trust VRS
Series 2021-NQM3, Class A1 1.05%, 07/25/2061*(1)	943,789	780,312
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(1)	425,609	379,586
Series 2021-NQM2, Class A1 1.10%, 05/25/2061*(1)	517,945	427,443
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	596,056
PRPM LLC
Series 2021-9, Class A1 2.36%, 10/25/2026*(3)	655,842	655,914
Series 2021-5, Class A1 4.79%, 06/25/2026*(3)	408,997	407,190
Series 2021-3, Class A1 4.87%, 04/25/2026*(3)	203,085	202,376
Series 2021-4, Class A1 4.87%, 04/25/2026*(3)	398,410	397,798
Series 2020-6, Class A1 5.36%, 11/25/2025*(3)	99,281	99,580
RALI Series Trust
Series 2005-QS17, Class A9 6.00%, 12/25/2035	28,606	24,525
RALI Series Trust FRS
Series 2006-QA3, Class A2 5.57%, (TSFR1M+0.71%), 04/25/2036	242,489	210,206
RFMSI Series Trust VRS
Series 2007-SA2, Class 2A1 5.44%, 04/25/2037(1)	8,311	7,131
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	1,225,000	1,141,871
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(1)	$ 23,638	$ 21,880
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(1)	297,755	277,895
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(1)	101,762	94,765
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	617,727	544,081
Structured Adjustable Rate Mtg. Loan Trust FRS
Series 2004-13, Class A2 5.27%, (TSFR1M+0.41%), 09/25/2034	10,627	9,580
Structured Asset Mtg. Investments II Trust FRS
Series 2006-AR1, Class 3A1 5.43%, (TSFR1M+0.57%), 02/25/2036	40,879	32,634
Towd Point Mtg. Trust
Series 2023-1, Class A1 3.75%, 01/25/2063*	420,454	404,266
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	1,050,194	949,856
Verus Securitization Trust
Series 2021-7, Class A1 1.83%, 10/25/2066*(3)	880,026	789,027
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(1)	188,255	172,378
Series 2021-4, Class A1 0.94%, 07/25/2066*(1)	277,182	237,131
Series 2021-2, Class A1 1.03%, 02/25/2066*(1)	160,110	144,548
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	415,472	378,906
WaMu Mtg. Pass-Through Certs. Trust VRS
Series 2007-HY6, Class 1A1 4.24%, 06/25/2037(1)	64,714	56,137
Washington Mutual Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR17, Class 1A 4.39%, (12 MTA+0.82%), 12/25/2046	161,988	135,095
Series 2006-5, Class 1A1 5.57%, (TSFR1M+0.71%), 07/25/2036	35,928	24,840
Series 2006-AR9, Class 1A 5.95%, (12 MTA+0.83%), 11/25/2046	68,963	57,315
Series 2006-AR13, Class 1A 6.00%, (12 MTA+0.88%), 10/25/2046	82,182	69,892
Series 2006-AR15, Class 2A 6.62%, (12 MTA+1.50%), 11/25/2046	35,035	30,813
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(1)(4)	5,012,738	26,419
Series 2015-NXS1, Class XA 1.12%, 05/15/2048(1)(4)	2,137,670	1,376
Series 2015-NXS1, Class D 4.22%, 05/15/2048(1)	75,000	68,978
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR16, Class A1 7.75%, 10/25/2036(1)	20,656	19,321
		45,448,683

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 1.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.73%, 03/25/2027(1)(4)	$ 4,605,757	$ 56,800
Series K124, Class X1 0.81%, 12/25/2030(1)(4)	3,467,486	127,371
Series K122, Class X1 0.97%, 11/25/2030(1)(4)	878,254	37,459
Series K121, Class X1 1.12%, 10/25/2030(1)(4)	1,600,537	77,805
Series K114, Class X1 1.21%, 06/25/2030(1)(4)	2,876,298	151,263
Series K104, Class X1 1.23%, 01/25/2030(1)(4)	2,414,938	115,305
Series K111, Class X1 1.68%, 05/25/2030(1)(4)	1,112,654	80,090
Federal Home Loan Mtg. Corp. REMIC
Series 5055, Class DG 1.50%, 12/25/2050	691,478	560,322
Series 4216, Class KQ 1.70%, 10/15/2039	605	604
Series 4961, Class JB 2.50%, 12/15/2042	308,451	285,278
Series 3883, Class PB 3.00%, 05/15/2041	92,284	88,995
Series 4740, Class BA 3.00%, 09/15/2045	31,840	31,159
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50%, 08/25/2059	264,497	246,113
Series 2019-3, Class MV 3.50%, 10/25/2058	200,525	185,639
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA5, Class M2 6.93%, (TSFR1M+1.65%), 01/25/2034*	62,284	62,591
Series 2022-DNA3, Class M1B 8.18%, (SOFR30A+2.90%), 04/25/2042*	310,000	320,634
Series 2021-HQA3, Class B1 8.63%, (SOFR30A+3.35%), 09/25/2041*	845,000	869,873
Series 2022-DNA4, Class M1B 8.63%, (SOFR30A+3.35%), 05/25/2042*	440,000	461,214
Series 2021-DNA6, Class B1 8.68%, (SOFR30A+3.40%), 10/25/2041*	345,000	355,700
Series 2022-HQA1, Class M1B 8.78%, (SOFR30A+3.50%), 03/25/2042*	100,000	104,862
Series 2023-HQA1, Class M1B 8.78%, (SOFR30A+3.50%), 05/25/2043*	840,000	889,193
Series 2022-HQA3, Class M1B 8.83%, (SOFR30A+3.55%), 08/25/2042*	135,000	142,446
Series 2021-DNA7, Class B1 8.93%, (SOFR30A+3.65%), 11/25/2041*	328,000	341,304
Series 2022-HQA2, Class M1B 9.28%, (SOFR30A+4.00%), 07/25/2042*	335,000	356,288
Series 2022-DNA5, Class M1B 9.78%, (SOFR30A+4.50%), 06/25/2042*	535,000	573,670
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	40,152	39,489
Series 2012-21, Class PQ 2.00%, 09/25/2041	52,676	49,850
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2012-18, Class GA 2.00%, 12/25/2041	$ 95,460	$ 89,364
Series 2015-48, Class QB 3.00%, 02/25/2043	95,864	93,659
Series 2017-16, Class PB 3.00%, 03/25/2047	515,000	457,651
Series 2018-27, Class EA 3.00%, 05/25/2048	245,491	222,316
Series 2018-35, Class CD 3.00%, 05/25/2048	158,637	141,299
Series 2019-45, Class PT 3.00%, 08/25/2049	202,768	186,296
Series 2012-52, Class PA 3.50%, 05/25/2042	79,453	77,100
Series 2018-23, Class LA 3.50%, 04/25/2048	211,471	202,315
Series 2022-90, Class AY 4.50%, 12/25/2041	1,215,000	1,193,153
		9,274,470
Total Collateralized Mortgage Obligations (cost $59,397,994)		54,723,153
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.1%
U.S. Government — 40.4%
United States Treasury Bonds
1.13%, 05/15/2040	2,018,000	1,333,141
1.25%, 05/15/2050	8,004,000	4,283,391
1.38%, 11/15/2040(5)	2,996,000	2,033,067
1.38%, 08/15/2050	3,951,000	2,176,291
1.75%, 08/15/2041	1,543,000	1,094,023
1.88%, 02/15/2041 to 11/15/2051	2,054,000	1,429,698
2.00%, 08/15/2051	3,145,000	2,025,822
2.25%, 05/15/2041 to 08/15/2046	4,021,000	2,905,537
2.38%, 02/15/2042 to 05/15/2051	13,103,000	9,375,809
2.50%, 02/15/2045 to 05/15/2046	7,172,000	5,424,282
2.75%, 11/15/2042 to 08/15/2047	981,000	781,960
2.88%, 05/15/2043 to 05/15/2049	5,363,000	4,319,708
3.00%, 05/15/2042 to 02/15/2049	8,609,000	7,093,964
3.00%, 08/15/2052(6)	11,421,000	9,178,290
3.13%, 02/15/2043 to 05/15/2048	3,981,000	3,389,980
3.38%, 05/15/2044 to 11/15/2048	2,057,000	1,801,757
3.63%, 08/15/2043 to 05/15/2053	3,401,000	3,113,260
4.13%, 08/15/2044 to 08/15/2053	1,328,000	1,321,814
4.25%, 02/15/2054 to 08/15/2054	5,967,000	6,087,886
4.38%, 11/15/2039 to 05/15/2040	2,035,000	2,127,865
4.50%, 02/15/2044	500,000	521,719
4.63%, 05/15/2044	225,000	238,465
4.75%, 02/15/2037 to 11/15/2053	4,160,000	4,561,386
5.25%, 11/15/2028 to 02/15/2029	5,086,000	5,429,126
5.38%, 02/15/2031	1,289,000	1,419,964
6.38%, 08/15/2027	394,000	424,689
United States Treasury Bonds TIPS
0.25%, 02/15/2050(7)	2,440,582	1,619,166
0.63%, 02/15/2043(7)	1,046,551	839,775
0.75%, 02/15/2045(7)	1,061,866	848,469
1.38%, 02/15/2044(7)	323,894	295,312
United States Treasury Notes
0.25%, 06/30/2025 to 09/30/2025	7,294,000	7,050,577
0.38%, 07/31/2027 to 09/30/2027	4,097,000	3,739,645
0.50%, 02/28/2026 to 10/31/2027	18,760,000	17,509,282
0.63%, 07/31/2026 to 08/15/2030	25,306,000	22,651,148
0.75%, 05/31/2026 to 01/31/2028	10,426,000	9,755,503
0.88%, 06/30/2026 to 11/15/2030	6,504,000	5,891,525

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
1.13%, 02/29/2028 to 02/15/2031	$ 6,670,000	$ 5,966,968
1.25%, 05/31/2028 to 08/15/2031	10,558,000	9,551,241
1.38%, 11/15/2031	3,786,000	3,242,206
1.50%, 08/15/2026 to 02/15/2030	4,472,000	4,290,722
1.63%, 02/15/2026 to 05/15/2031	17,893,000	16,743,705
1.75%, 11/15/2029	2,813,000	2,577,082
1.88%, 07/31/2026 to 02/28/2027	2,317,000	2,233,669
2.00%, 11/15/2026	3,449,000	3,334,482
2.25%, 10/31/2024 to 11/15/2027	9,925,000	9,665,294
2.38%, 05/15/2027 to 05/15/2029	5,029,000	4,797,339
2.63%, 02/15/2029 to 07/31/2029	12,430,000	11,927,290
2.75%, 07/31/2027 to 08/15/2032	6,698,000	6,372,857
2.88%, 05/15/2028 to 05/15/2032	6,487,000	6,230,116
3.00%, 07/15/2025	700,000	694,302
3.50%, 09/30/2026	2,000,000	1,994,453
3.63%, 05/31/2028	3,565,000	3,570,570
3.75%, 08/31/2031	55,000	55,292
3.88%, 08/15/2033 to 08/15/2034	5,599,000	5,644,024
4.00%, 07/31/2029	55,000	56,044
4.00%, 02/15/2034(8)	5,225,000	5,314,805
4.13%, 11/15/2032	3,956,000	4,069,271
4.25%, 06/30/2029 to 06/30/2031	450,000	464,502
4.38%, 08/31/2028 to 05/15/2034	6,582,000	6,849,624
4.50%, 05/15/2027 to 11/15/2033	5,462,000	5,751,452
4.63%, 04/30/2029 to 04/30/2031	1,000,000	1,050,332
4.88%, 04/30/2026	500,000	508,535
United States Treasury Notes TIPS
1.75%, 01/15/2034(7)	3,397,090	3,434,762
		280,484,235
U.S. Government Agency — 28.7%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	918,092	819,132
2.00%, 02/01/2036 to 08/01/2052	6,485,432	5,476,598
2.50%, 01/01/2028 to 09/01/2051	934,821	850,362
3.00%, 08/01/2027 to 08/01/2046	1,452,148	1,344,736
3.50%, 11/01/2041 to 02/01/2052	1,387,543	1,308,012
4.00%, 09/01/2040 to 01/01/2050	862,212	842,135
4.50%, 07/01/2045 to 06/01/2052	1,023,903	1,017,292
5.00%, 09/01/2031 to 01/01/2053	924,538	927,775
5.50%, 01/01/2036 to 01/01/2053	579,283	587,689
6.00%, 03/01/2040 to 01/01/2053	424,654	434,827
6.25%, 07/15/2032	206,000	240,352
6.75%, 03/15/2031	100,000	117,148
Federal Home Loan Mtg. Corp. FRS
6.74%, (RFUCCT6M+1.49%), 02/01/2037	3,935	3,995
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,386,092	1,096,841
1.88%, 09/24/2026	837,000	807,612
2.00%, 11/01/2035 to 05/01/2052	25,067,105	20,886,356
2.50%, 04/01/2028 to 04/01/2052	9,985,300	8,804,900
3.00%, 10/01/2027 to 03/01/2050	2,692,820	2,519,331
3.50%, 08/01/2026 to 02/01/2052	4,009,520	3,794,670
4.00%, 10/01/2040 to 03/01/2049	1,909,721	1,867,345
4.50%, 08/01/2045 to 12/01/2048	779,535	780,100
5.00%, 05/01/2040 to 01/01/2053	773,456	776,654
5.50%, 08/01/2037 to 01/01/2054	1,399,826	1,417,926
6.00%, 11/01/2038 to 11/01/2053	1,470,906	1,505,068
6.50%, 10/01/2037 to 07/01/2054	1,055,460	1,088,089
6.63%, 11/15/2030	871,000	1,007,901
7.25%, 05/15/2030	2,260,000	2,660,146
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. FRS
6.18%, (RFUCCT1Y+1.83%), 10/01/2040		$ 26,556	$ 27,373
6.67%, (RFUCCT1Y+1.57%), 05/01/2037		6,653	6,883
7.24%, (H15T1Y+2.27%), 11/01/2036		17,453	18,136
7.32%, (RFUCCT1Y+1.82%), 10/01/2040		7,964	8,297
Government National Mtg. Assoc.
2.00%, 11/20/2050		1,263,448	1,072,669
2.00%, October 30 TBA		4,500,000	3,814,800
2.50%, 07/20/2051		950,690	838,180
3.00%, 02/20/2045 to 03/20/2052		1,005,174	924,847
3.00%, October 30 TBA		20,300,000	18,509,453
3.50%, 03/20/2045 to 07/20/2045		116,760	111,389
3.50%, October 30 TBA		14,300,000	13,434,117
4.00%, 03/15/2039 to 05/20/2048		531,286	523,025
4.50%, 09/15/2033 to 04/20/2047		256,185	257,687
4.50%, October 30 TBA		6,800,000	6,714,076
5.00%, 06/15/2033 to 08/15/2038		178,436	183,353
5.50%, 02/15/2032 to 05/20/2053		1,271,734	1,288,332
6.00%, 04/15/2028 to 12/15/2036		377,691	391,010
6.50%, 09/15/2031 to 12/15/2031		4,126	4,207
7.50%, 09/15/2030		2,554	2,562
Tennessee Valley Authority
4.25%, 09/15/2065		577,000	529,104
Uniform Mtg. Backed Securities
2.00%, October 30 TBA		18,800,000	15,539,354
2.50%, October 30 TBA		7,600,000	6,559,457
3.00%, October 30 TBA		16,000,000	14,358,731
3.50%, October 30 TBA		12,300,000	11,453,360
4.00%, October 30 TBA		10,300,000	9,890,919
4.50%, October 30 TBA		1,300,000	1,277,935
5.50%, October 30 TBA		12,135,000	12,275,517
6.00%, October 30 TBA		15,865,000	16,214,489
			199,212,254
Total U.S. Government & Agency Obligations (cost $504,069,409)			479,696,489
FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Banks — 0.1%
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033*		200,000	205,318
Development Bank of Japan, Inc.
1.75%, 02/18/2025*		268,000	265,011
Industrial Bank of Korea
1.04%, 06/22/2025*		341,000	332,667
			802,996
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033		128,000	128,598
Sovereign — 2.0%
Dominican Republic International Bond
5.95%, 01/25/2027		200,000	202,312
Emirate of Abu Dhabi
1.63%, 06/02/2028		200,000	183,832
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	8,722,000	1,481,611
Government of Bermuda
2.38%, 08/20/2030*		200,000	175,960
5.00%, 07/15/2032*		200,000	202,500
Government of Bulgaria
1.38%, 09/23/2050	EUR	165,000	111,120
4.88%, 05/13/2036	EUR	235,000	288,068

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Macedonia
2.75%, 01/18/2025	EUR	410,000	$ 453,722
3.68%, 06/03/2026*	EUR	480,000	525,130
Government of Romania
2.63%, 12/02/2040*	EUR	645,000	480,404
2.75%, 04/14/2041	EUR	1,240,000	930,850
5.75%, 03/24/2035*		$ 200,000	198,700
5.88%, 01/30/2029*		876,000	897,184
6.38%, 01/30/2034*		100,000	103,817
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	110,000	95,811
3.45%, 02/02/2061		200,000	136,318
4.86%, 07/02/2034*		200,000	208,424
5.75%, 01/16/2054*		285,000	290,345
Peruvian Government International Bond
5.88%, 08/08/2054		175,000	183,435
Republic of Azerbaijan
3.50%, 09/01/2032		200,000	179,567
Republic of Chile
1.25%, 01/22/2051	EUR	255,000	163,216
Republic of Costa Rica
6.55%, 04/03/2034*		245,000	260,379
Republic of Hungary
1.63%, 04/28/2032	EUR	950,000	898,911
5.25%, 06/16/2029		200,000	202,971
5.50%, 03/26/2036*		200,000	201,402
6.13%, 05/22/2028*		635,000	661,988
Republic of Indonesia
1.10%, 03/12/2033	EUR	610,000	557,646
4.75%, 09/10/2034		200,000	201,769
5.10%, 02/10/2054		200,000	202,622
Republic of Ivory Coast
Republic of Latvia
5.13%, 07/30/2034*		200,000	207,326
Republic of Panama
7.50%, 03/01/2031		200,000	218,509
Republic of Philippines
1.20%, 04/28/2033	EUR	300,000	277,862
1.75%, 04/28/2041	EUR	300,000	243,780
4.38%, 03/05/2030		200,000	200,531
Republic of Poland
4.88%, 10/04/2033		150,000	152,478
5.50%, 04/04/2053		50,000	51,153
Republic of the Philippines
5.50%, 03/30/2026		200,000	203,482
State of Qatar
4.00%, 03/14/2029		200,000	200,299
4.40%, 04/16/2050		200,000	185,727
Trinidad & Tobago Government International Bond
6.40%, 06/26/2034*		200,000	206,500
United Mexican States
6.00%, 05/07/2036		655,000	667,046
			13,494,707
Total Foreign Government Obligations (cost $15,642,890)			14,426,301
MUNICIPAL SECURITIES — 0.5%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		335,000	327,706
6.32%, 11/01/2029		235,000	238,732
Security Description	Shares or Principal Amount	Value

Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040	$ 160,000	$ 142,829
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	925,000	902,912
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	1,260,000	1,367,451
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	509,271	526,731
Total Municipal Securities (cost $3,597,394)		3,506,361
ESCROWS AND LITIGATION TRUSTS — 0.0%
Paragon Offshore Finance Co.†(9) (cost $587)	587	0
Total Long-Term Investment Securities (cost $823,573,032)		793,340,279
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class (10) (cost $4,606,848)	4,605,062	4,606,905
REPURCHASE AGREEMENTS — 3.4%
Bank of America Securities LLC Joint Repurchase Agreement(11)	4,570,000	4,570,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	4,805,000	4,805,000
BNP Paribas SA Joint Repurchase Agreement(11)	4,800,000	4,800,000
Deutsche Bank AG Joint Repurchase Agreement(11)	4,570,000	4,570,000
RBS Securities, Inc. Joint Repurchase Agreement(11)	4,570,000	4,570,000
Total Repurchase Agreements (cost $23,315,000)		23,315,000
TOTAL INVESTMENTS (cost $851,494,880)(12)	118.4%	821,262,184
Other assets less liabilities	(18.4)	(127,438,033)
NET ASSETS	100.0%	$693,824,151
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At September 30, 2024, the aggregate value of these securities was $116,603,843 representing 16.8% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2024.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open forward foreign currency contracts.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

(7)	Principal amount of security is adjusted for inflation.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Securities classified as Level 3 (see Note 2).
(10)	The rate shown is the 7-day yield as of September 30, 2024.
(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	See Note 4 for cost of investments on a tax basis.
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	830,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 9,189	$ 59,244	$ 68,433
Centrally Cleared	2,225,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	3,565	143,355	146,920
Centrally Cleared	1,380,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2053	(14,467)	34,136	19,669
Centrally Cleared	1,530,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	6,348	(81,684)	(75,336)
Centrally Cleared	590,000	USD	Fixed 3.711	12-Month SOFR	Annual	Annual	Jun 2035	—	(21,597)	(21,597)
Centrally Cleared	2,140,000	USD	Fixed 3.657	12-Month SOFR	Annual	Annual	Jun 2035	(135)	(68,511)	(68,646)
Centrally Cleared	1,075,000	USD	Fixed 3.652	12-Month SOFR	Annual	Annual	Jun 2035	—	(33,992)	(33,992)
Centrally Cleared	480,000	USD	Fixed 3.650	12-Month SOFR	Annual	Annual	Jun 2035	—	(15,118)	(15,118)
								$4,500	$15,833	$20,333
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Emerging Markets Index Series 41	$2,415,687	USD	$2,415,687	1.000%	Quarterly	Jun 2029	$60,915	$(7,724)	$53,191
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
33	Short	Euro-OAT	December 2024	$ 4,660,935	$ 4,659,332	$ 1,603
170	Short	U.S. Treasury Ultra 10 Year Notes	December 2024	20,124,281	20,110,468	13,813
97	Short	U.S. Treasury Ultra Bonds	December 2024	13,074,104	12,910,093	164,011
						$179,427
Unrealized (Depreciation)
88	Long	Australian 10 Year Bonds	December 2024	$ 7,137,356	$ 7,081,411	$ (55,945)

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
105	Long	U.S. Treasury 10 Year Notes	December 2024	$12,091,406	$11,999,531	$ (91,875)
248	Long	U.S. Treasury 2 Year Notes	December 2024	51,722,764	51,644,062	(78,702)
29	Long	U.S. Treasury Long Bonds	December 2024	3,656,250	3,601,437	(54,813)
4	Short	Euro Buxl 30 Year Bonds	December 2024	599,898	606,800	(6,902)
30	Short	Euro-BOBL	December 2024	3,997,778	4,009,008	(11,230)
29	Short	Euro-BUND	December 2024	4,300,430	4,355,397	(54,967)
264	Short	Euro-Schatz	December 2024	31,394,362	31,495,672	(101,310)
94	Short	U.S. Treasury 5 Year Notes	December 2024	10,318,078	10,328,984	(10,906)
						$(466,650)
		Net Unrealized Appreciation (Depreciation)				$(287,223)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	5,738,000	USD	6,349,854	12/18/2024	$—	$ (57,339)
Goldman Sachs International	BRL	8,177,000	USD	1,431,072	12/18/2024	—	(56,497)
Natwest Markets PLC	EUR	362,000	USD	404,187	12/18/2024	—	(32)
Unrealized Appreciation (Depreciation)						$—	$(113,868)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$211,530,585	$—	$211,530,585
Asset Backed Securities	—	29,457,390	—	29,457,390
Collateralized Mortgage Obligations	—	54,723,153	—	54,723,153
U.S. Government & Agency Obligations	—	479,696,489	—	479,696,489
Foreign Government Obligations	—	14,426,301	—	14,426,301
Municipal Securities	—	3,506,361	—	3,506,361
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	4,606,905	—	—	4,606,905
Repurchase Agreements	—	23,315,000	—	23,315,000
Total Investments at Value	$4,606,905	$816,655,279	$0	$821,262,184
Other Financial Instruments:†
Swaps	$—	$236,735	$—	$236,735
Futures Contracts	179,427	—	—	179,427
Total Other Financial Instruments	$179,427	$236,735	$—	$416,162
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$228,626	$—	$228,626
Futures Contracts	466,650	—	—	466,650
Forward Foreign Currency Contracts	—	113,868	—	113,868
Total Other Financial Instruments	$466,650	$342,494	$—	$809,144
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 74.3%
Advertising — 3.7%
Trade Desk, Inc., Class A†	12,991	$ 1,424,463
Aerospace/Defense — 0.0%
Moog, Inc., Class A	85	17,172
Agriculture — 0.2%
Andersons, Inc.	242	12,134
Dole PLC	1,723	28,068
Fresh Del Monte Produce, Inc.	249	7,355
Vital Farms, Inc.†	647	22,690
		70,247
Airlines — 0.1%
SkyWest, Inc.†	387	32,903
Apparel — 0.1%
Crocs, Inc.†	169	24,473
Steven Madden, Ltd.	393	19,253
		43,726
Auto Manufacturers — 4.0%
Blue Bird Corp.†	281	13,477
Tesla, Inc.†	5,710	1,493,907
		1,507,384
Auto Parts & Equipment — 0.2%
Aurora Innovation, Inc.†	526	3,114
Dana, Inc.	475	5,016
Dorman Products, Inc.†	101	11,425
Phinia, Inc.	610	28,078
Titan International, Inc.†	1,041	8,464
		56,097
Banks — 1.9%
Amalgamated Financial Corp.	549	17,222
Ameris Bancorp	557	34,751
Associated Banc-Corp	219	4,717
Bancorp, Inc.†	359	19,207
Bank of N.T. Butterfield & Son, Ltd.	1,300	47,944
BankUnited, Inc.	192	6,996
Banner Corp.	258	15,366
Business First Bancshares, Inc.	416	10,679
Byline Bancorp, Inc.	391	10,467
Capital City Bank Group, Inc.	50	1,765
Central Pacific Financial Corp.	133	3,925
CNB Financial Corp.	164	3,946
Coastal Financial Corp.†	229	12,364
ConnectOne Bancorp, Inc.	891	22,320
Customers Bancorp, Inc.†	317	14,725
Eastern Bankshares, Inc.	1,543	25,290
Enterprise Financial Services Corp.	523	26,809
Equity Bancshares, Inc., Class A	342	13,981
First BanCorp/Puerto Rico	1,387	29,363
First Bancshares, Inc.	373	11,985
First Financial Corp.	164	7,191
First Interstate BancSystem, Inc., Class A	81	2,485
First Merchants Corp.	454	16,889
First Mid Bancshares, Inc.	151	5,875
Glacier Bancorp, Inc.	78	3,565
Hancock Whitney Corp.	85	4,349
Hanmi Financial Corp.	652	12,127
Heartland Financial USA, Inc.	106	6,010
Heritage Commerce Corp.	1,514	14,958
Hilltop Holdings, Inc.	377	12,124
Security Description	Shares or Principal Amount	Value

Banks (continued)
Home BancShares, Inc.	123	$ 3,332
Hope Bancorp, Inc.	565	7,096
Independent Bank Corp.	59	3,489
Mercantile Bank Corp.	32	1,399
Merchants Bancorp	209	9,397
Metropolitan Bank Holding Corp.†	4	210
Mid Penn Bancorp, Inc.	33	984
MidWestOne Financial Group, Inc.	52	1,484
MVB Financial Corp.	15	290
OFG Bancorp	552	24,796
Old National Bancorp	1,471	27,449
Old Second Bancorp, Inc.	1,003	15,637
Pathward Financial, Inc.	273	18,021
Peapack-Gladstone Financial Corp.	61	1,672
Pinnacle Financial Partners, Inc.	114	11,169
Popular, Inc.	389	39,005
Preferred Bank	81	6,500
Premier Financial Corp.	112	2,630
QCR Holdings, Inc.	276	20,432
Seacoast Banking Corp. of Florida	82	2,185
South Plains Financial, Inc.	187	6,343
Southside Bancshares, Inc.	187	6,251
SouthState Corp.	82	7,969
Texas Capital Bancshares, Inc.†	67	4,788
Towne Bank	178	5,885
TriCo Bancshares	241	10,279
UMB Financial Corp.	76	7,988
United Bankshares, Inc.	147	5,454
Unity Bancorp, Inc.	72	2,452
Veritex Holdings, Inc.	445	11,712
WesBanco, Inc.	146	4,348
Wintrust Financial Corp.	136	14,760
		704,801
Beverages — 0.1%
MGP Ingredients, Inc.	82	6,826
Vita Coco Co., Inc.†	867	24,545
		31,371
Biotechnology — 4.8%
ACADIA Pharmaceuticals, Inc.†	774	11,904
Akero Therapeutics, Inc.†	749	21,489
Allogene Therapeutics, Inc.†	1,306	3,657
Amicus Therapeutics, Inc.†	2,371	25,322
ANI Pharmaceuticals, Inc.†	83	4,952
Annexon, Inc.†	4,947	29,286
Arcutis Biotherapeutics, Inc.†	3,677	34,196
Arrowhead Pharmaceuticals, Inc.†	249	4,823
Axsome Therapeutics, Inc.†	426	38,285
Biohaven, Ltd.†	35	1,749
Blueprint Medicines Corp.†	133	12,303
Bridgebio Pharma, Inc.†	139	3,539
Cartesian Therapeutics, Inc.†	909	14,653
Crinetics Pharmaceuticals, Inc.†	645	32,959
Esperion Therapeutics, Inc.†	4,414	7,283
Fate Therapeutics, Inc.†	4,135	14,472
Immunovant, Inc.†	454	12,944
Insmed, Inc.†	431	31,463
Intellia Therapeutics, Inc.†	253	5,199
iTeos Therapeutics, Inc.†	1,338	13,661
Kyverna Therapeutics, Inc.†	1,606	7,853
MeiraGTx Holdings PLC†	941	3,924
Mersana Therapeutics, Inc.†	3,480	6,577

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
NeoGenomics, Inc.†	400	$ 5,900
Nkarta, Inc.†	2,291	10,355
Olema Pharmaceuticals, Inc.†	466	5,564
OmniAb, Inc. (Earnout Shares 12.50)†(1)	56	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	56	0
Ovid therapeutics, Inc.†	4,227	4,988
PTC Therapeutics, Inc.†	243	9,015
Recursion Pharmaceuticals, Inc., Class A†	2,327	15,335
Relay Therapeutics, Inc.†	2,130	15,080
Replimune Group, Inc.†	637	6,982
REVOLUTION Medicines, Inc.†	869	39,409
Roivant Sciences, Ltd.†	23,967	276,579
Royalty Pharma PLC, Class A	33,902	959,088
Sage Therapeutics, Inc.†	308	2,224
Sana Biotechnology, Inc.†	7	29
SpringWorks Therapeutics, Inc.†	580	18,583
Sutro Biopharma, Inc.†	68	235
Syndax Pharmaceuticals, Inc.†	747	14,380
Taysha Gene Therapies, Inc.†	8,643	17,372
Travere Therapeutics, Inc.†	902	12,619
Tyra Biosciences, Inc.†	1,066	25,062
Ventyx Biosciences, Inc.†	2,483	5,413
Viking Therapeutics, Inc.†	818	51,788
Xencor, Inc.†	205	4,123
		1,842,616
Building Materials — 0.6%
Apogee Enterprises, Inc.	118	8,262
Boise Cascade Co.	137	19,314
Gibraltar Industries, Inc.†	98	6,853
Griffon Corp.	747	52,290
Knife River Corp.†	153	13,677
Modine Manufacturing Co.†	472	62,677
Simpson Manufacturing Co., Inc.	32	6,120
Summit Materials, Inc., Class A†	403	15,729
UFP Industries, Inc.	386	50,647
		235,569
Chemicals — 0.3%
Arcadium Lithium PLC†	435	1,240
Avient Corp.	380	19,122
Balchem Corp.	84	14,784
Cabot Corp.	273	30,513
Ecovyst, Inc.†	165	1,130
H.B. Fuller Co.	190	15,082
Hawkins, Inc.	39	4,971
Ingevity Corp.†	97	3,783
Innospec, Inc.	132	14,928
Orion SA	879	15,655
Tronox Holdings PLC	592	8,661
		129,869
Coal — 0.1%
Alpha Metallurgical Resources, Inc.†	30	7,085
Arch Resources, Inc.	85	11,744
CONSOL Energy, Inc.	34	3,558
Peabody Energy Corp.	99	2,628
SunCoke Energy, Inc.	228	1,979
Warrior Met Coal, Inc.	248	15,847
		42,841
Commercial Services — 3.7%
ABM Industries, Inc.	1,049	55,345
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Adtalem Global Education, Inc.†	355	$ 26,795
Adyen NV*†	573	894,627
API Group Corp.†	1,201	39,657
Barrett Business Services, Inc.	483	18,117
Block, Inc.†	1,602	107,542
Brink's Co.	189	21,856
CBIZ, Inc.†	427	28,733
Ennis, Inc.	246	5,983
EVERTEC, Inc.	515	17,453
Flywire Corp.†	345	5,655
Herc Holdings, Inc.	123	19,610
Huron Consulting Group, Inc.†	118	12,827
Information Services Group, Inc.	241	795
John Wiley & Sons, Inc., Class A	403	19,445
Korn Ferry	239	17,982
Laureate Education, Inc.	751	12,474
LiveRamp Holdings, Inc.†	513	12,712
Perdoceo Education Corp.	524	11,654
Remitly Global, Inc.†	473	6,334
Repay Holdings Corp.†	252	2,056
Stride, Inc.†	243	20,730
TriNet Group, Inc.	353	34,231
Valvoline, Inc.†	214	8,956
Viad Corp.†	95	3,404
		1,404,973
Computers — 1.4%
ASGN, Inc.†	195	18,180
CACI International, Inc., Class A†	77	38,851
Crowdstrike Holdings, Inc., Class A†	1,147	321,699
Insight Enterprises, Inc.†	204	43,940
Integral Ad Science Holding Corp.†	177	1,913
KBR, Inc.	323	21,037
OneSpan, Inc.†	961	16,020
Qualys, Inc.†	164	21,067
Rapid7, Inc.†	418	16,674
Unisys Corp.†	3,259	18,511
V2X, Inc.†	594	33,181
		551,073
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	142	15,482
Edgewell Personal Care Co.	218	7,922
Honest Co., Inc.†	764	2,728
		26,132
Distribution/Wholesale — 0.2%
Hudson Technologies, Inc.†	92	767
Resideo Technologies, Inc.†	445	8,962
Rush Enterprises, Inc., Class A	655	34,604
ScanSource, Inc.†	193	9,270
WESCO International, Inc.	115	19,318
		72,921
Diversified Financial Services — 3.4%
BrightSphere Investment Group, Inc.	260	6,604
Enact Holdings, Inc.	910	33,060
Enova International, Inc.†	480	40,219
Federal Agricultural Mtg. Corp., Class C	24	4,498
FTAI Aviation, Ltd.	60	7,974
Intercontinental Exchange, Inc.	6,211	997,735
International Money Express, Inc.†	424	7,840
LendingClub Corp.†	735	8,401
Mr. Cooper Group, Inc.†	430	39,637

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
PennyMac Financial Services, Inc.	249	$ 28,379
Perella Weinberg Partners	613	11,837
Piper Sandler Cos.	82	23,273
Radian Group, Inc.	748	25,948
StoneX Group, Inc.†	116	9,498
Victory Capital Holdings, Inc., Class A	609	33,739
Virtus Investment Partners, Inc.	134	28,066
		1,306,708
Electric — 0.3%
Avista Corp.	72	2,790
Black Hills Corp.	96	5,867
Clearway Energy, Inc., Class A	151	4,299
Clearway Energy, Inc., Class C	470	14,420
IDACORP, Inc.	219	22,577
Northwestern Energy Group, Inc.	135	7,725
Portland General Electric Co.	732	35,063
Unitil Corp.	535	32,410
		125,151
Electronics — 0.4%
Atkore, Inc.	317	26,863
Bel Fuse, Inc.	96	9,545
Benchmark Electronics, Inc.	656	29,074
Knowles Corp.†	1,068	19,256
NVE Corp.	197	15,734
Sanmina Corp.†	617	42,234
Turtle Beach Corp.†	86	1,319
Vishay Intertechnology, Inc.	1,357	25,661
		169,686
Energy-Alternate Sources — 0.1%
Fluence Energy, Inc.†	162	3,679
Green Plains, Inc.†	157	2,126
REX American Resources Corp.†	48	2,222
Sunnova Energy International, Inc.†	274	2,669
Sunrun, Inc.†	685	12,371
		23,067
Engineering & Construction — 0.6%
Arcosa, Inc.	363	34,398
Comfort Systems USA, Inc.	29	11,320
Construction Partners, Inc., Class A†	237	16,543
Dycom Industries, Inc.†	131	25,820
Fluor Corp.†	728	34,733
Granite Construction, Inc.	122	9,672
IES Holdings, Inc.†	99	19,762
MYR Group, Inc.†	318	32,509
Primoris Services Corp.	414	24,045
Sterling Infrastructure, Inc.†	221	32,050
		240,852
Entertainment — 0.1%
Accel Entertainment, Inc.†	776	9,017
Cinemark Holdings, Inc.†	216	6,013
IMAX Corp.†	143	2,933
Lions Gate Entertainment Corp., Class A†	814	6,374
Six Flags Entertainment Corp.	76	3,063
United Parks & Resorts, Inc.†	128	6,477
		33,877
Environmental Control — 0.1%
Tetra Tech, Inc.	945	44,566
Security Description	Shares or Principal Amount	Value

Food — 0.3%
Cal-Maine Foods, Inc.	173	$ 12,947
Chefs' Warehouse, Inc.†	563	23,652
John B. Sanfilippo & Son, Inc.	92	8,677
Simply Good Foods Co.†	212	7,371
Sprouts Farmers Market, Inc.†	393	43,391
SunOpta, Inc.†	1,176	7,503
Utz Brands, Inc.	469	8,301
		111,842
Gas — 0.2%
Chesapeake Utilities Corp.	170	21,109
New Jersey Resources Corp.	240	11,328
Northwest Natural Holding Co.	183	7,470
ONE Gas, Inc.	474	35,275
		75,182
Healthcare-Products — 2.7%
Adaptive Biotechnologies Corp.†	96	492
Alphatec Holdings, Inc.†	649	3,608
AngioDynamics, Inc.†	970	7,547
AtriCure, Inc.†	636	17,833
Axogen, Inc.†	1,578	22,124
Danaher Corp.	2,510	697,830
Inmode, Ltd.†	336	5,695
Inogen, Inc.†	2,400	23,280
Lantheus Holdings, Inc.†	214	23,486
OmniAb, Inc.	521	2,204
Omnicell, Inc.†	153	6,671
Paragon 28, Inc.†	2,230	14,896
PROCEPT BioRobotics Corp.†	505	40,461
Pulmonx Corp.†	2,683	22,242
Quanterix Corp.†	180	2,333
RxSight, Inc.†	475	23,479
Sera Prognostics, Inc., Class A†	2,557	19,945
SI-BONE, Inc.†	412	5,760
STAAR Surgical Co.†	508	18,872
TransMedics Group, Inc.†	222	34,854
Treace Medical Concepts, Inc.†	3,222	18,688
Twist Bioscience Corp.†	69	3,117
		1,015,417
Healthcare-Services — 0.4%
Addus HomeCare Corp.†	44	5,853
agilon health, Inc.†	3,451	13,562
Blade Air Mobility, Inc.†	846	2,487
CorVel Corp.†	38	12,422
Fulgent Genetics, Inc.†	205	4,455
Medpace Holdings, Inc.†	127	42,393
National HealthCare Corp.	71	8,930
OPKO Health, Inc.†	3,126	4,658
Oscar Health, Inc., Class A†	1,077	22,843
Surgery Partners, Inc.†	155	4,997
Tenet Healthcare Corp.†	141	23,434
		146,034
Home Builders — 0.5%
Cavco Industries, Inc.†	28	11,991
Century Communities, Inc.	120	12,358
Champion Homes, Inc.†	57	5,406
Green Brick Partners, Inc.†	238	19,878
Hovnanian Enterprises, Inc., Class A†	19	3,883
Installed Building Products, Inc.	46	11,328
KB Home	284	24,336
Landsea Homes Corp.†	327	4,038

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders (continued)
M/I Homes, Inc.†	89	$ 15,251
Meritage Homes Corp.	135	27,685
Taylor Morrison Home Corp.†	395	27,753
Tri Pointe Homes, Inc.†	436	19,755
		183,662
Home Furnishings — 0.1%
MillerKnoll, Inc.	716	17,728
Sonos, Inc.†	1,510	18,558
Xperi, Inc.†	1,003	9,268
		45,554
Household Products/Wares — 0.0%
Quanex Building Products Corp.	292	8,103
Insurance — 0.4%
CNO Financial Group, Inc.	332	11,653
Essent Group, Ltd.	444	28,545
Genworth Financial, Inc.,†	706	4,836
Hamilton Insurance Group, Ltd., Class B†	226	4,371
Jackson Financial, Inc., Class A	324	29,558
NMI Holdings, Inc., Class A†	666	27,433
Palomar Holdings, Inc.†	107	10,130
RLI Corp.	95	14,723
Selective Insurance Group, Inc.	83	7,744
Skyward Specialty Insurance Group, Inc.†	66	2,688
		141,681
Internet — 17.3%
Airbnb, Inc., Class A†	6,761	857,362
Amazon.com, Inc.†	5,253	978,792
Beyond, Inc.†	308	3,105
Cargurus, Inc.†	716	21,502
DoorDash, Inc., Class A†	12,266	1,750,726
Hims & Hers Health, Inc.†	1,124	20,704
Lands' End, Inc.†	119	2,055
Magnite, Inc.†	1,748	24,210
MercadoLibre, Inc.†	333	683,303
Open Lending Corp.†	1,467	8,978
Opendoor Technologies, Inc.†	2,009	4,018
Q2 Holdings, Inc.†	200	15,954
QuinStreet, Inc.†	564	10,789
Shopify, Inc., Class A†	19,423	1,556,559
Shutterstock, Inc.	193	6,826
Solo Brands, Inc., Class A†	2,075	2,926
Uber Technologies, Inc.†	8,402	631,494
Upwork, Inc.†	350	3,658
Vivid Seats, Inc., Class A†	759	2,808
Yelp, Inc.†	556	19,504
		6,605,273
Investment Companies — 0.1%
Cannae Holdings, Inc.	356	6,786
Hut 8 Corp.†	232	2,844
MARA Holdings, Inc.†	790	12,814
Riot Platforms, Inc.†	767	5,691
		28,135
Iron/Steel — 0.1%
ATI, Inc.†	89	5,955
Carpenter Technology Corp.	31	4,947
Commercial Metals Co.	790	43,418
		54,320
Security Description	Shares or Principal Amount	Value

Leisure Time — 0.1%
Life Time Group Holdings, Inc.†	277	$ 6,764
Lindblad Expeditions Holdings, Inc.†	148	1,369
OneSpaWorld Holdings, Ltd.	895	14,776
Peloton Interactive, Inc., Class A†	2,245	10,507
Topgolf Callaway Brands Corp.†	147	1,614
		35,030
Lodging — 0.1%
Boyd Gaming Corp.	158	10,214
Hilton Grand Vacations, Inc.†	740	26,877
		37,091
Machinery-Construction & Mining — 0.1%
Bloom Energy Corp., Class A†	264	2,788
Terex Corp.	512	27,090
		29,878
Machinery-Diversified — 0.4%
Applied Industrial Technologies, Inc.	186	41,502
Kadant, Inc.	67	22,646
Mueller Water Products, Inc., Class A	1,228	26,648
Thermon Group Holdings, Inc.†	435	12,980
Watts Water Technologies, Inc., Class A	207	42,888
		146,664
Media — 0.1%
Gray Television, Inc.	539	2,889
Liberty Latin America, Ltd., Class C†	2,647	25,120
Thryv Holdings, Inc.†	581	10,011
		38,020
Metal Fabricate/Hardware — 0.2%
Mueller Industries, Inc.	877	64,985
Northwest Pipe Co.†	83	3,746
Olympic Steel, Inc.	81	3,159
		71,890
Mining — 0.1%
Coeur Mining, Inc.†	581	3,997
Constellium SE†	640	10,406
Hecla Mining Co.	2,035	13,574
Uranium Energy Corp.†	1,943	12,066
		40,043
Miscellaneous Manufacturing — 0.1%
Fabrinet†	200	47,288
Sight Sciences, Inc.†	160	1,008
		48,296
Oil & Gas — 0.6%
Chord Energy Corp.	43	5,600
Civitas Resources, Inc.	103	5,219
CNX Resources Corp.†	269	8,761
CVR Energy, Inc.	224	5,159
Delek US Holdings, Inc.	305	5,719
Gulfport Energy Corp.†	52	7,870
Helmerich & Payne, Inc.	64	1,947
Magnolia Oil & Gas Corp., Class A	241	5,885
Matador Resources Co.	320	15,814
Murphy Oil Corp.	723	24,394
Noble Corp. PLC	499	18,034
Ovintiv, Inc.	292	11,186
Patterson-UTI Energy, Inc.	1,948	14,902
PBF Energy, Inc., Class A	259	8,016

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Permian Resources Corp.	1,189	$ 16,182
SM Energy Co.	748	29,898
Valaris, Ltd.†	376	20,962
Weatherford International PLC	155	13,163
		218,711
Oil & Gas Services — 0.3%
Archrock, Inc.	342	6,922
ChampionX Corp.	248	7,477
DNOW, Inc.†	1,961	25,356
Expro Group Holdings NV†	96	1,648
Liberty Energy, Inc.	1,774	33,866
Oceaneering International, Inc.†	720	17,907
Select Water Solutions, Inc.	1,295	14,413
		107,589
Packaging & Containers — 0.0%
Greif, Inc., Class A	73	4,574
O-I Glass, Inc.†	549	7,203
		11,777
Pharmaceuticals — 0.4%
Alkermes PLC†	320	8,957
Arvinas, Inc.†	690	16,995
BellRing Brands, Inc.†	152	9,229
Catalyst Pharmaceuticals, Inc.†	598	11,888
Collegium Pharmaceutical, Inc.†	530	20,479
Kura Oncology, Inc.†	1,036	20,244
Option Care Health, Inc.†	813	25,447
Owens & Minor, Inc.†	503	7,892
Protagonist Therapeutics, Inc.†	970	43,650
Y-mAbs Therapeutics, Inc.†	19	250
		165,031
Real Estate — 0.1%
Anywhere Real Estate, Inc.†	571	2,901
Cushman & Wakefield PLC†	1,134	15,456
Newmark Group, Inc., Class A	391	6,072
Real Brokerage, Inc.†	1,481	8,220
		32,649
REITS — 3.4%
Agree Realty Corp.	176	13,258
American Assets Trust, Inc.	253	6,760
American Healthcare REIT, Inc.	372	9,709
American Tower Corp.	3,283	763,494
Apple Hospitality REIT, Inc.	949	14,093
Armada Hoffler Properties, Inc.	134	1,451
Brandywine Realty Trust	493	2,682
BrightSpire Capital, Inc.	1,061	5,942
Broadstone Net Lease, Inc.	529	10,025
CareTrust REIT, Inc.	406	12,529
Chatham Lodging Trust	161	1,372
City Office REIT, Inc.	306	1,787
Community Healthcare Trust, Inc.	141	2,559
COPT Defense Properties	1,210	36,699
DiamondRock Hospitality Co.	556	4,854
Empire State Realty Trust, Inc., Class A	1,031	11,423
Equity Commonwealth†	297	5,910
Essential Properties Realty Trust, Inc.	787	26,876
First Industrial Realty Trust, Inc.	104	5,822
Independence Realty Trust, Inc.	823	16,872
Innovative Industrial Properties, Inc.	114	15,344
Security Description	Shares or Principal Amount	Value

REITS (continued)
InvenTrust Properties Corp.	404	$ 11,461
Kimco Realty Corp.	123	2,856
Kite Realty Group Trust	651	17,291
KKR Real Estate Finance Trust, Inc.	147	1,815
Ladder Capital Corp.	1,943	22,539
LXP Industrial Trust	2,064	20,743
Macerich Co.	821	14,975
MFA Financial, Inc.	590	7,505
Paramount Group, Inc.†	456	2,244
Phillips Edison & Co., Inc.	798	30,093
Piedmont Office Realty Trust, Inc., Class A	723	7,302
Plymouth Industrial REIT, Inc.	617	13,944
PotlatchDeltic Corp.	615	27,706
Redwood Trust, Inc.	341	2,636
Retail Opportunity Investments Corp.	1,521	23,925
RLJ Lodging Trust	1,063	9,758
Ryman Hospitality Properties, Inc.	287	30,778
Sabra Health Care REIT, Inc.	1,272	23,672
SITE Centers Corp.	120	7,260
SL Green Realty Corp.	315	21,927
TPG RE Finance Trust, Inc.	670	5,715
UMH Properties, Inc.	168	3,305
Veris Residential, Inc.	203	3,626
Xenia Hotels & Resorts, Inc.	815	12,038
		1,294,575
Retail — 1.9%
Abercrombie & Fitch Co., Class A†	265	37,074
Academy Sports & Outdoors, Inc.	125	7,295
Asbury Automotive Group, Inc.†	145	34,596
Beacon Roofing Supply, Inc.†	266	22,990
BlueLinx Holdings, Inc.†	63	6,641
Boot Barn Holdings, Inc.†	137	22,917
Buckle, Inc.	246	10,817
Caleres, Inc.	212	7,007
El Pollo Loco Holdings, Inc.†	573	7,850
EVgo, Inc.†	746	3,088
FirstCash Holdings, Inc.	112	12,858
Floor & Decor Holdings, Inc., Class A†	3,379	419,570
Foot Locker, Inc.†	57	1,473
Freshpet, Inc.†	110	15,045
Genesco, Inc.†	173	4,700
GMS, Inc.†	186	16,846
Group 1 Automotive, Inc.	100	38,304
Patrick Industries, Inc.	72	10,251
PC Connection, Inc.	33	2,489
Petco Health & Wellness Co., Inc.†	828	3,767
Shake Shack, Inc., Class A†	144	14,862
Signet Jewelers, Ltd.	82	8,458
Sweetgreen, Inc., Class A†	685	24,283
Victoria's Secret & Co.†	58	1,491
		734,672
Savings & Loans — 0.2%
Axos Financial, Inc.†	149	9,369
Banc of California, Inc.	1,512	22,272
Capitol Federal Financial, Inc.	309	1,805
OceanFirst Financial Corp.	1,287	23,925
Southern Missouri Bancorp, Inc.	2	113
WSFS Financial Corp.	88	4,487
		61,971
Semiconductors — 0.5%
Axcelis Technologies, Inc.†	49	5,138

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Cirrus Logic, Inc.†	200	$ 24,842
MaxLinear, Inc.†	1,266	18,332
Rambus, Inc.†	1,034	43,655
Richardson Electronics, Ltd.	382	4,714
Semtech Corp.†	377	17,214
SMART Global Holdings, Inc.†	615	12,884
Ultra Clean Holdings, Inc.†	791	31,584
Vishay Precision Group, Inc.†	489	12,665
		171,028
Software — 14.9%
Asana, Inc., Class A†	735	8,519
AvePoint, Inc.†	3,559	41,889
Bandwidth, Inc., Class A†	935	16,372
BILL Holdings, Inc.†	6,398	337,558
BlackLine, Inc.†	264	14,557
Box, Inc., Class A†	1,146	37,509
Braze, Inc., Class A†	286	9,249
Cloudflare, Inc., Class A	19,077	1,543,138
CommVault Systems, Inc.†	366	56,309
Domo, Inc., Class B†	1,360	10,214
Donnelley Financial Solutions, Inc.†	626	41,210
Duolingo, Inc.†	77	21,715
GigaCloud Technology, Inc.†	243	5,584
Health Catalyst, Inc.†	2,348	19,113
Logility Supply Chain Solutions, Inc.	1,624	18,173
MicroStrategy, Inc., Class A†	5,734	966,752
Oddity Tech, Ltd., Class A†	338	13,648
Onestream, Inc.†	95	3,220
Procore Technologies, Inc.†	5,558	343,040
ROBLOX Corp., Class A†	27,476	1,216,088
Snowflake, Inc., Class A†	7,495	860,876
Sprout Social, Inc., Class A†	97	2,820
SPS Commerce, Inc.†	52	10,097
Workiva, Inc.†	290	22,945
Zeta Global Holdings Corp., Class A†	2,098	62,583
Zuora, Inc., Class A†	455	3,922
		5,687,100
Telecommunications — 0.2%
A10 Networks, Inc.	215	3,105
AST SpaceMobile, Inc.†	169	4,419
Aviat Networks, Inc.†	248	5,364
DigitalBridge Group, Inc.	450	6,359
EchoStar Corp., Class A†	140	3,475
Extreme Networks, Inc.†	280	4,208
Gogo, Inc.†	374	2,685
InterDigital, Inc.	203	28,751
Iridium Communications, Inc.	120	3,654
Lumen Technologies, Inc.†	403	2,861
Ooma, Inc.†	1,069	12,176
Spok Holdings, Inc.	236	3,554
Telephone & Data Systems, Inc.	122	2,837
		83,448
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	621	7,589
Transportation — 1.9%
ArcBest Corp.	132	14,315
CryoPort, Inc.†	842	6,829
Dorian LPG, Ltd.	235	8,089
International Seaways, Inc.	398	20,521
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Matson, Inc.	183	$ 26,099
Radiant Logistics, Inc.†	879	5,652
Safe Bulkers, Inc.	726	3,761
Scorpio Tankers, Inc.	26	1,854
Teekay Tankers, Ltd., Class A	226	13,164
Union Pacific Corp.	2,515	619,897
World Kinect Corp.	423	13,075
		733,256
Water — 0.1%
American States Water Co.	92	7,663
Consolidated Water Co., Ltd.	422	10,638
		18,301
Total Common Stocks (cost $22,669,959)		28,327,877
CORPORATE BONDS & NOTES — 8.5%
Advertising — 0.0%
Lamar Media Corp.
4.88%, 01/15/2029	$ 15,000	14,818
Aerospace/Defense — 0.1%
Boeing Co.
5.93%, 05/01/2060	6,000	5,747
6.30%, 05/01/2029*	5,000	5,261
6.39%, 05/01/2031*	5,000	5,317
L3Harris Technologies, Inc.
5.05%, 06/01/2029	5,000	5,150
5.35%, 06/01/2034	10,000	10,403
Northrop Grumman Corp.
5.15%, 05/01/2040	4,000	4,062
		35,940
Agriculture — 0.1%
BAT Capital Corp.
5.83%, 02/20/2031	5,000	5,304
Philip Morris International, Inc.
5.13%, 11/17/2027	5,000	5,148
5.13%, 02/15/2030	10,000	10,374
5.38%, 02/15/2033	5,000	5,229
5.63%, 09/07/2033	5,000	5,323
		31,378
Apparel — 0.2%
Hanesbrands, Inc.
4.88%, 05/15/2026*	15,000	14,869
Tapestry, Inc.
7.05%, 11/27/2025	5,000	5,099
7.35%, 11/27/2028	5,000	5,254
William Carter Co.
5.63%, 03/15/2027*	30,000	29,937
		55,159
Auto Manufacturers — 0.0%
Ford Motor Co.
3.25%, 02/12/2032	10,000	8,516
Banks — 1.7%
Bank of America Corp.
1.90%, 07/23/2031	10,000	8,676
1.92%, 10/24/2031	5,000	4,308
2.59%, 04/29/2031	25,000	22,671
2.69%, 04/22/2032	25,000	22,297
5.47%, 01/23/2035	5,000	5,258
5.93%, 09/15/2027	15,000	15,445

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Bank of New York Mellon Corp.
4.98%, 03/14/2030	$ 5,000	$ 5,164
5.06%, 07/22/2032	5,000	5,174
5.19%, 03/14/2035	5,000	5,191
6.32%, 10/25/2029	5,000	5,378
Citigroup, Inc.
1.28%, 11/03/2025	10,000	9,961
5.17%, 02/13/2030	5,000	5,136
Citizens Financial Group, Inc.
5.72%, 07/23/2032	5,000	5,185
5.84%, 01/23/2030	10,000	10,403
6.65%, 04/25/2035	3,000	3,294
Comerica, Inc.
5.98%, 01/30/2030	5,000	5,154
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	10,000	8,837
3.81%, 04/23/2029	15,000	14,706
5.05%, 07/23/2030	10,000	10,261
5.73%, 04/25/2030	5,000	5,255
HSBC Holdings PLC
5.89%, 08/14/2027	200,000	205,428
Huntington Bancshares, Inc.
4.44%, 08/04/2028	20,000	20,026
JPMorgan Chase & Co.
2.58%, 04/22/2032	15,000	13,377
3.51%, 01/23/2029	9,000	8,790
3.70%, 05/06/2030	5,000	4,863
4.01%, 04/23/2029	16,000	15,829
5.00%, 07/22/2030	10,000	10,282
5.30%, 07/24/2029	10,000	10,347
5.34%, 01/23/2035	15,000	15,679
5.58%, 04/22/2030	10,000	10,496
M&T Bank Corp.
5.05%, 01/27/2034	3,000	2,976
7.41%, 10/30/2029	15,000	16,431
Macquarie Group, Ltd.
5.11%, 08/09/2026*	20,000	20,077
Morgan Stanley
1.79%, 02/13/2032	5,000	4,232
2.24%, 07/21/2032	20,000	17,219
2.48%, 01/21/2028	10,000	9,603
4.21%, 04/20/2028	10,000	9,980
5.66%, 04/18/2030	5,000	5,260
Wells Fargo & Co.
2.57%, 02/11/2031	2,000	1,816
2.88%, 10/30/2030	5,000	4,638
3.00%, 10/23/2026	9,000	8,796
3.35%, 03/02/2033	12,000	10,970
4.81%, 07/25/2028	15,000	15,175
4.90%, 07/25/2033	5,000	5,057
5.39%, 04/24/2034	8,000	8,298
5.50%, 01/23/2035	5,000	5,241
5.57%, 07/25/2029	10,000	10,404
6.49%, 10/23/2034	5,000	5,587
		654,631
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	10,000	10,411
Royalty Pharma PLC
2.15%, 09/02/2031	10,000	8,521
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
3.30%, 09/02/2040	$ 5,000	$ 3,872
5.15%, 09/02/2029	5,000	5,128
		27,932
Building Materials — 0.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	20,000	19,614
Standard Industries, Inc.
4.38%, 07/15/2030*	20,000	18,930
		38,544
Chemicals — 0.0%
Celanese US Holdings LLC
6.05%, 03/15/2025	5,000	5,012
6.17%, 07/15/2027	5,000	5,181
6.55%, 11/15/2030	5,000	5,390
		15,583
Commercial Services — 0.3%
Block, Inc.
3.50%, 06/01/2031	10,000	9,118
6.50%, 05/15/2032*	15,000	15,620
Global Payments, Inc.
4.95%, 08/15/2027	10,000	10,165
Howard University
2.80%, 10/01/2030	10,000	9,013
2.90%, 10/01/2031	5,000	4,364
Service Corp. International
3.38%, 08/15/2030	25,000	22,657
5.13%, 06/01/2029	10,000	9,987
United Rentals North America, Inc.
4.00%, 07/15/2030	15,000	14,176
5.50%, 05/15/2027	5,000	5,008
		100,108
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	5,000	4,849
Gartner, Inc.
4.50%, 07/01/2028*	10,000	9,897
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	5,000	4,950
Insight Enterprises, Inc.
6.63%, 05/15/2032*	20,000	20,876
		40,572
Diversified Financial Services — 0.2%
Ameriprise Financial, Inc.
5.70%, 12/15/2028	5,000	5,291
Capital One Financial Corp.
3.27%, 03/01/2030	5,000	4,701
6.31%, 06/08/2029	7,000	7,373
7.62%, 10/30/2031	15,000	17,048
Discover Financial Services
7.96%, 11/02/2034	8,000	9,400
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	25,000	22,244
Synchrony Financial
4.88%, 06/13/2025	15,000	14,969
5.94%, 08/02/2030	5,000	5,137
		86,163

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric — 1.1%
AES Corp.
3.30%, 07/15/2025*	$ 5,000	$ 4,927
Alabama Power Co.
3.45%, 10/01/2049	15,000	11,540
4.15%, 08/15/2044	5,000	4,373
Ameren Corp.
5.00%, 01/15/2029	5,000	5,118
American Electric Power Co., Inc.
6.95%, 12/15/2054	10,000	10,642
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	10,426
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	5,000	5,380
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	5,000	4,586
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	5,000	3,566
Dominion Energy, Inc.
5.38%, 11/15/2032	3,000	3,139
6.30%, 03/15/2033	5,000	5,468
Duke Energy Carolinas LLC
2.55%, 04/15/2031	5,000	4,494
Duke Energy Corp.
2.55%, 06/15/2031	10,000	8,840
4.30%, 03/15/2028	5,000	5,005
5.80%, 06/15/2054	5,000	5,278
Duke Energy Indiana LLC
2.75%, 04/01/2050	10,000	6,567
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	5,000	5,228
Duke Energy Progress LLC
3.70%, 10/15/2046	5,000	4,023
4.00%, 04/01/2052	5,000	4,176
4.38%, 03/30/2044	10,000	9,061
Edison International
4.13%, 03/15/2028	5,000	4,956
6.95%, 11/15/2029	15,000	16,533
8.13%, 06/15/2053	5,000	5,250
Emera, Inc.
6.75%, 06/15/2076	3,000	3,017
Eversource Energy
3.38%, 03/01/2032	8,000	7,282
4.60%, 07/01/2027	10,000	10,063
5.13%, 05/15/2033	10,000	10,170
5.50%, 01/01/2034	5,000	5,190
Monongahela Power Co.
5.85%, 02/15/2034*	5,000	5,359
National Grid PLC
5.60%, 06/12/2028	5,000	5,221
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	5,000	4,469
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	10,000	10,201
NSTAR Electric Co.
5.40%, 06/01/2034	5,000	5,278
Ohio Edison Co.
5.50%, 01/15/2033*	5,000	5,200
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033	5,000	5,391
Pacific Gas & Electric Co.
2.50%, 02/01/2031	8,000	7,009
4.55%, 07/01/2030	10,000	9,923
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.45%, 06/15/2027	$ 10,000	$ 10,238
5.90%, 06/15/2032	10,000	10,582
6.10%, 01/15/2029	5,000	5,279
6.15%, 01/15/2033	20,000	21,470
Public Service Electric & Gas Co.
5.45%, 03/01/2054	3,000	3,185
Public Service Enterprise Group, Inc.
6.13%, 10/15/2033	10,000	10,892
Puget Energy, Inc.
2.38%, 06/15/2028	5,000	4,630
3.65%, 05/15/2025	2,000	1,979
4.22%, 03/15/2032	10,000	9,403
Sempra
3.70%, 04/01/2029	4,000	3,879
6.40%, 10/01/2054	10,000	10,019
Southern California Edison Co.
5.20%, 06/01/2034	3,000	3,110
5.75%, 04/15/2054	5,000	5,348
5.88%, 12/01/2053	10,000	10,846
Southern Co.
3.25%, 07/01/2026	10,000	9,827
4.85%, 03/15/2035	10,000	10,081
Virginia Electric & Power Co.
5.00%, 04/01/2033	5,000	5,122
5.00%, 01/15/2034	10,000	10,245
5.05%, 08/15/2034	5,000	5,133
Wisconsin Power & Light Co.
5.38%, 03/30/2034	5,000	5,234
Xcel Energy, Inc.
1.75%, 03/15/2027	20,000	18,846
4.60%, 06/01/2032	3,000	2,972
		420,669
Engineering & Construction — 0.1%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	45,000	44,495
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	5,000	4,737
4.28%, 03/15/2032	10,000	8,883
5.05%, 03/15/2042	5,000	4,082
5.14%, 03/15/2052	20,000	15,425
WMG Acquisition Corp.
3.88%, 07/15/2030*	25,000	23,305
		56,432
Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	30,000	29,574
Republic Services, Inc.
1.45%, 02/15/2031	5,000	4,191
5.20%, 11/15/2034	5,000	5,220
Veralto Corp.
5.35%, 09/18/2028	10,000	10,414
		49,399
Food — 0.0%
Conagra Brands, Inc.
4.85%, 11/01/2028	10,000	10,157
Tyson Foods, Inc.
5.40%, 03/15/2029	5,000	5,192
		15,349

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas — 0.1%
Brooklyn Union Gas Co.
4.63%, 08/05/2027*	$ 20,000	$ 19,978
KeySpan Gas East Corp.
5.99%, 03/06/2033*	2,000	2,097
NiSource, Inc.
3.49%, 05/15/2027	10,000	9,825
5.35%, 04/01/2034	3,000	3,115
Southern California Gas Co.
5.20%, 06/01/2033	7,000	7,276
5.60%, 04/01/2054	12,000	12,720
		55,011
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.30%, 02/15/2030	10,000	10,636
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	20,000	19,548
Hologic, Inc.
4.63%, 02/01/2028*	15,000	14,717
Smith & Nephew PLC
5.40%, 03/20/2034	5,000	5,200
Solventum Corp.
5.40%, 03/01/2029*	10,000	10,288
Teleflex, Inc.
4.63%, 11/15/2027	10,000	9,861
		59,614
Healthcare-Services — 0.3%
Centene Corp.
3.38%, 02/15/2030	10,000	9,215
4.63%, 12/15/2029	30,000	29,357
Cigna Group
5.00%, 05/15/2029	5,000	5,150
Elevance Health, Inc.
5.38%, 06/15/2034	5,000	5,256
HCA, Inc.
3.38%, 03/15/2029	10,000	9,547
5.45%, 09/15/2034	5,000	5,145
5.60%, 04/01/2034	7,000	7,294
Humana, Inc.
5.38%, 04/15/2031	10,000	10,358
Kaiser Foundation Hospitals
3.00%, 06/01/2051	7,000	5,019
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,654
3.50%, 08/15/2039	2,000	1,724
4.95%, 01/15/2032	5,000	5,171
5.38%, 04/15/2054	10,000	10,396
5.75%, 07/15/2064	5,000	5,398
5.88%, 02/15/2053	2,000	2,214
		118,898
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	5,000	4,968
5.75%, 01/15/2028*	15,000	15,262
		20,230
Insurance — 0.2%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	5,000	5,223
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Aon North America, Inc.
5.45%, 03/01/2034	$ 10,000	$ 10,499
Athene Global Funding
2.65%, 10/04/2031*	20,000	17,162
2.72%, 01/07/2029*	8,000	7,391
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	16,000	14,644
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	4,000	3,938
Willis North America, Inc.
4.65%, 06/15/2027	20,000	20,159
		79,016
Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	15,000	14,914
6.75%, 09/30/2027*	15,000	15,412
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	26,000	25,905
Uber Technologies, Inc.
4.80%, 09/15/2034	5,000	4,993
		61,224
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	30,000	28,464
New Mountain Finance Corp.
6.88%, 02/01/2029	5,000	5,062
		33,526
Leisure Time — 0.0%
Carnival Corp.
4.00%, 08/01/2028*	10,000	9,658
Lodging — 0.0%
Las Vegas Sands Corp.
6.20%, 08/15/2034	5,000	5,236
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	5,000	5,102
5.80%, 03/21/2034	10,000	10,457
Otis Worldwide Corp.
2.57%, 02/15/2030	10,000	9,162
		24,721
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	25,000	22,662
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	5,000	3,067
3.90%, 06/01/2052	7,000	4,589
4.20%, 03/15/2028	7,000	6,806
5.05%, 03/30/2029	5,000	4,974
5.13%, 07/01/2049	6,000	4,822
5.75%, 04/01/2048	2,000	1,747
Comcast Corp.
2.89%, 11/01/2051	9,000	6,048
2.99%, 11/01/2063	3,000	1,903
3.25%, 11/01/2039	8,000	6,544
Cox Communications, Inc.
2.60%, 06/15/2031*	8,000	6,889
5.45%, 09/01/2034*	12,000	12,152

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Discovery Communications LLC
3.95%, 03/20/2028	$ 15,000	$ 14,287
Paramount Global
4.20%, 05/19/2032	3,000	2,660
4.38%, 03/15/2043	10,000	7,399
5.25%, 04/01/2044	5,000	3,983
6.88%, 04/30/2036	5,000	5,066
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	10,000	9,434
4.13%, 07/01/2030*	15,000	13,603
Time Warner Cable LLC
4.50%, 09/15/2042	5,000	3,831
5.88%, 11/15/2040	10,000	9,068
		151,534
Mining — 0.2%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	5,000	4,672
5.88%, 04/15/2030*	10,000	10,128
6.13%, 04/15/2032*	5,000	5,114
Glencore Funding LLC
5.37%, 04/04/2029*	15,000	15,506
5.63%, 04/04/2034*	10,000	10,436
6.38%, 10/06/2030*	10,000	10,871
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	5,000	5,581
		62,308
Oil & Gas — 0.6%
Apache Corp.
4.88%, 11/15/2027	10,000	9,995
BP Capital Markets America, Inc.
4.81%, 02/13/2033	15,000	15,201
4.89%, 09/11/2033	5,000	5,088
4.99%, 04/10/2034	5,000	5,109
5.23%, 11/17/2034	5,000	5,206
ConocoPhillips Co.
3.80%, 03/15/2052	5,000	4,009
4.03%, 03/15/2062	2,000	1,612
5.55%, 03/15/2054	3,000	3,136
5.70%, 09/15/2063	5,000	5,333
Diamondback Energy, Inc.
5.90%, 04/18/2064	5,000	5,040
6.25%, 03/15/2033	5,000	5,392
Ecopetrol SA
4.63%, 11/02/2031	12,000	10,302
4.63%, 11/02/2031	5,000	4,294
8.38%, 01/19/2036	15,000	15,337
8.63%, 01/19/2029	10,000	10,789
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	17,000	14,540
8.50%, 09/30/2033*	5,000	4,726
Equinor ASA
3.63%, 04/06/2040	10,000	8,633
Hess Corp.
7.13%, 03/15/2033	11,000	12,695
7.30%, 08/15/2031	3,000	3,435
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	20,000	18,932
Ovintiv, Inc.
7.38%, 11/01/2031	10,000	11,282
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Phillips 66 Co.
5.25%, 06/15/2031	$ 5,000	$ 5,170
5.30%, 06/30/2033	10,000	10,309
Shell International Finance BV
2.88%, 11/26/2041	5,000	3,817
3.25%, 04/06/2050	5,000	3,711
TotalEnergies Capital SA
4.72%, 09/10/2034	5,000	5,025
5.43%, 09/10/2064	5,000	5,032
5.64%, 04/05/2064	7,000	7,299
Viper Energy, Inc.
5.38%, 11/01/2027*	15,000	14,939
		235,388
Packaging & Containers — 0.1%
Ball Corp.
6.00%, 06/15/2029	30,000	31,047
Pharmaceuticals — 0.1%
AbbVie, Inc.
4.95%, 03/15/2031	5,000	5,199
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	5,000	5,297
Cigna Group
1.25%, 03/15/2026	3,000	2,869
CVS Health Corp.
2.70%, 08/21/2040	5,000	3,550
4.13%, 04/01/2040	3,000	2,570
5.05%, 03/25/2048	5,000	4,564
		24,049
Pipelines — 0.3%
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028*	10,000	10,456
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	8,000	8,472
Enbridge, Inc.
5.63%, 04/05/2034	10,000	10,488
5.70%, 03/08/2033	8,000	8,432
Energy Transfer LP
6.05%, 12/01/2026	5,000	5,175
6.40%, 12/01/2030	8,000	8,715
EQM Midstream Partners LP
4.13%, 12/01/2026	10,000	9,872
Hess Midstream Operations LP
6.50%, 06/01/2029*	10,000	10,351
MPLX LP
5.50%, 06/01/2034	10,000	10,274
Oneok, Inc.
4.40%, 10/15/2029	5,000	4,983
5.05%, 11/01/2034	5,000	4,977
5.85%, 11/01/2064	5,000	4,962
ONEOK, Inc.
3.40%, 09/01/2029	2,000	1,902
6.10%, 11/15/2032	3,000	3,229
Targa Resources Corp.
5.20%, 07/01/2027	10,000	10,229
Western Midstream Operating LP
4.75%, 08/15/2028	5,000	4,993
Whistler Pipeline LLC
5.70%, 09/30/2031*	5,000	5,176
5.95%, 09/30/2034*	5,000	5,178
		127,864

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Private Equity — 0.0%
Brookfield Finance, Inc.
5.68%, 01/15/2035	$ 10,000	$ 10,496
REITS — 0.2%
American Tower Corp.
1.45%, 09/15/2026	5,000	4,734
2.40%, 03/15/2025	10,000	9,880
3.80%, 08/15/2029	5,000	4,865
Brandywine Operating Partnership LP
8.88%, 04/12/2029	5,000	5,526
Cousins Properties LP
5.88%, 10/01/2034	5,000	5,133
Crown Castle, Inc.
4.80%, 09/01/2028	5,000	5,057
5.00%, 01/11/2028	7,000	7,123
5.60%, 06/01/2029	7,000	7,317
Piedmont Operating Partnership LP
6.88%, 07/15/2029	5,000	5,255
Regency Centers LP
5.25%, 01/15/2034	5,000	5,161
SBA Tower Trust
2.84%, 01/15/2050*	25,000	24,820
VICI Properties LP
4.95%, 02/15/2030	2,000	2,012
		86,883
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	25,000	24,023
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	7,000	6,814
AutoZone, Inc.
5.40%, 07/15/2034	5,000	5,187
6.55%, 11/01/2033	5,000	5,590
FirstCash, Inc.
4.63%, 09/01/2028*	20,000	19,308
5.63%, 01/01/2030*	15,000	14,863
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	4,000	4,032
		79,817
Semiconductors — 0.2%
Broadcom, Inc.
4.15%, 02/15/2028	10,000	9,989
5.05%, 07/12/2029	5,000	5,150
Intel Corp.
3.05%, 08/12/2051	10,000	6,404
5.15%, 02/21/2034	5,000	5,052
Marvell Technology, Inc.
2.45%, 04/15/2028	5,000	4,667
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	6,000	6,059
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/2027	15,000	15,042
Qorvo, Inc.
3.38%, 04/01/2031*	5,000	4,477
		56,840
Software — 0.3%
Fair Isaac Corp.
4.00%, 06/15/2028*	20,000	19,352
MSCI, Inc.
3.63%, 11/01/2031*	5,000	4,602
Security Description	Shares or Principal Amount	Value

Software (continued)
Open Text Corp.
3.88%, 12/01/2029*	$ 25,000	$ 23,240
6.90%, 12/01/2027*	7,000	7,383
Oracle Corp.
2.30%, 03/25/2028	15,000	14,087
3.60%, 04/01/2040	5,000	4,160
3.85%, 04/01/2060	3,000	2,258
4.10%, 03/25/2061	3,000	2,360
4.90%, 02/06/2033	5,000	5,092
SS&C Technologies, Inc.
5.50%, 09/30/2027*	25,000	24,989
		107,523
Telecommunications — 0.1%
AT&T, Inc.
2.55%, 12/01/2033	5,000	4,214
3.80%, 12/01/2057	7,000	5,300
Cisco Systems, Inc.
4.95%, 02/26/2031	5,000	5,226
5.35%, 02/26/2064	5,000	5,310
Nokia Oyj
6.63%, 05/15/2039	5,000	5,306
T-Mobile USA, Inc.
2.05%, 02/15/2028	6,000	5,589
2.40%, 03/15/2029	5,000	4,605
4.70%, 01/15/2035	5,000	4,983
5.05%, 07/15/2033	5,000	5,125
		45,658
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	25,000	24,942
4.00%, 07/15/2025*	5,000	4,969
4.40%, 07/01/2027*	15,000	15,005
5.75%, 05/24/2026*	5,000	5,091
		50,007
Total Corporate Bonds & Notes (cost $3,246,572)		3,242,872
ASSET BACKED SECURITIES — 1.8%
Auto Loan Receivables — 0.4%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	10,000	10,045
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class B 5.37%, 10/16/2028	5,000	5,051
Series 2024-1, Class B 5.43%, 08/15/2028	5,000	5,042
Series 2023-1, Class B 6.80%, 08/15/2029	10,000	10,212
Carvana Auto Receivables Trust
Series 2022-P2, Class A3 4.13%, 04/12/2027	10,431	10,391
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	5,000	5,092
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	10,000	10,019
Series 2023-3A, Class B 6.07%, 03/15/2028*	10,000	10,130

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Exeter Automobile Receivables Trust
Series 2020-1A, Class D 2.73%, 12/15/2025*	$ 765	$ 764
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	10,000	9,966
Series 2023-2, Class B 5.21%, 05/15/2028*	10,000	10,048
Series 2023-3, Class B 5.64%, 07/16/2029*	10,000	10,163
Ford Credit Auto Owner Trust
Series 2022-D, Class B 5.98%, 06/15/2028	20,000	20,559
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	5,000	5,004
Series 2023-3, Class B 5.61%, 07/17/2028	10,000	10,129
Series 2023-6, Class B 5.98%, 04/16/2029	5,000	5,161
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	5,000	5,063
		142,839
Home Equity — 0.1%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.54%, (TSFR1M+1.69%), 10/25/2034	309	307
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.17%, (TSFR1M+0.31%), 02/25/2037	6,305	3,007
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(2)	60,263	16,383
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.47%, (TSFR1M+0.61%), 11/25/2036	34,730	32,642
		52,339
Other Asset Backed Securities — 1.3%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	25,000	25,506
Series 2022-1A, Class A2 6.35%, 10/15/2047*	25,000	25,255
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	5,000	5,067
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.25%, 02/25/2049*	25,000	25,217
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	5,000	5,117
Dllad LLC
Series 2024-1A, Class A3 5.30%, 07/20/2029*	5,000	5,136
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,375	46,991
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
GreatAmerica Leasing Receivables
Series 2024-1, Class B 5.18%, 12/16/2030*	$ 5,000	$ 5,122
MMAF Equipment Finance LLC
Series 2023-A, Class A3 5.54%, 12/13/2029*	15,000	15,359
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.10%, (TSFR1M+0.24%), 05/25/2037	13,021	9,879
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	25,000	25,793
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	37,335	33,537
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.71%, (TSFR3M+1.43%), 07/20/2032*	248,316	248,396
		476,375
Total Asset Backed Securities (cost $672,487)		671,553
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Commercial and Residential — 3.2%
Angel Oak Mtg. Trust
Series 2022-1, Class A1 2.88%, 12/25/2066*(2)	37,385	35,033
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(3)	23,180	20,061
Series 2020-R1, Class A1 0.99%, 04/25/2053*(3)	6,968	6,582
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	18,096	15,456
Series 2021-4, Class A1 1.04%, 01/20/2065*(3)	22,769	19,105
Series 2021-3, Class A1 1.07%, 05/25/2066*(3)	20,721	17,913
Series 2020-6, Class A1 1.26%, 05/25/2065*(3)	25,882	23,580
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	7,864	7,365
ARZ Trust
Series 2024-BILT, Class B 6.07%, 06/11/2029*	25,000	25,799
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	35,000	33,952
Series 2024-BNK47, Class A5 5.72%, 06/15/2057	20,000	21,629
BANK VRS
Series 2018-BN14, Class XA 0.65%, 09/15/2060(3)(4)	848,967	12,787
Series 2024-BNK48, Class XA 1.42%, 09/15/2034(3)(4)	65,000	5,867
BBCMS Mtg. Trust
Series 2024-C28, Class A5 5.40%, 09/15/2057	15,000	15,863
Series 2024-C26, Class A5 5.83%, 05/15/2057	15,000	16,353

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.46%, 02/25/2036(3)	$ 6,081	$ 5,361
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.60%, 07/15/2051(3)(4)	105,451	1,427
Series 2018-B1, Class XA 0.66%, 01/15/2051(3)(4)	63,482	907
Series 2019-B10, Class XA 1.38%, 03/15/2062(3)(4)	92,164	4,205
Series 2020-B22, Class XA 1.62%, 01/15/2054(3)(4)	99,056	7,197
BPR Trust FRS
Series 2022-STAR, Class A 8.33%, (TSFR1M+3.23%), 08/15/2039*	10,000	9,956
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(2)	6,713	6,544
BX Trust FRS
Series 2022-PSB, Class A 7.55%, (TSFR1M+2.45%), 08/15/2039*	7,980	8,000
Citigroup Commercial Mtg. Trust
Series 2015-GC29, Class A4 3.19%, 04/10/2048	50,000	49,439
Series 2015-P1, Class A5 3.72%, 09/15/2048	50,000	49,464
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.33%, (H15T1Y+2.4%), 03/25/2036	3,262	3,092
COLT Mtg. Loan Trust VRS
Series 2021-2, Class A3 1.34%, 08/25/2066*(3)	10,180	8,602
Series 2021-4, Class A1 1.40%, 10/25/2066*(3)	69,713	59,632
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	35,000	34,800
Series 2014-CR21, Class A3 3.53%, 12/10/2047	3,102	3,091
Series 2013-300P, Class A1 4.35%, 08/10/2030*	100,000	97,358
Commercial Mtg. Trust VRS
Series 2024-277P, Class B 7.23%, 08/10/2044*(3)	15,000	15,833
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.08%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,053
Series 2019-HRP1, Class M2 7.54%, (SOFR30A+2.26%), 11/25/2039*	1,190	1,198
Series 2022-R05, Class 2M2 8.28%, (SOFR30A+3.00%), 04/25/2042*	24,996	25,808
Series 2023-R05, Class 1M2 8.36%, (SOFR30A+3.10%), 06/25/2043*	10,000	10,485
Series 2021-R01, Class 1B1 8.38%, (SOFR30A+3.10%), 10/25/2041*	18,800	19,372
Series 2022-R01, Class 1B1 8.43%, (SOFR30A+3.15%), 12/25/2041*	20,000	20,646
Series 2017-C01, Class 1M2 8.94%, (SOFR30A+3.66%), 07/25/2029	2,949	3,049
Series 2016-C07, Class 2M2 9.74%, (SOFR30A+4.46%), 05/25/2029	5,102	5,332
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	$ 3,565	$ 1,758
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	7,276	7,186
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.84%, 06/15/2057(3)(4)	230,175	523
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	40,000	38,594
Series 2016-C1, Class ASB 3.04%, 05/10/2049	7,336	7,246
DC Trust VRS
Series 2024-HLTN, Class A 5.93%, 04/13/2040*(3)	25,000	25,493
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.57%, 05/25/2035(3)	4,908	4,520
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(3)	46,896	40,703
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.45%, 07/10/2051(3)(4)	969,615	11,465
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.42%, 03/25/2047(3)	2,164	1,337
Series 2006-AR1, Class 2A1 4.61%, 01/25/2036(3)	2,697	2,424
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.51%, (TSFR1M+0.38%), 05/25/2035	3,111	2,901
JPMBB Commercial Mtg. Securities Trust
Series 2015-C29, Class A4 3.61%, 05/15/2048	39,000	38,650
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	30,000	28,618
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	10,000	8,800
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 6.55%, 12/25/2034(3)	948	963
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(3)	3,213	3,183
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.06%, 12/15/2047(3)(4)	35,079	1
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	5,191	1,861
MortgageIT Trust FRS
Series 2005-4, Class A1 5.53%, (TSFR1M+0.67%), 10/25/2035	3,646	3,598
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class XA 1.14%, 12/15/2056(3)(4)	13,142	843

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.72%, (TSFR1M+0.86%), 01/25/2048*	$ 15,356	$ 15,005
Series 2017-5A, Class A1 6.47%, (TSFR1M+1.61%), 06/25/2057*	11,943	12,097
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(3)	22,769	21,338
Series 2017-4A, Class A1 4.00%, 05/25/2057*(3)	15,734	15,236
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 5.05%, 06/25/2036(3)	11,159	8,157
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(3)	1,938	1,767
Sequoia Mtg. Trust VRS
Series 2007-1, Class 2A1 4.58%, 02/20/2047(3)	7,667	6,192
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	30,000	27,964
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	28,612	23,616
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(3)	13,654	13,239
Series 2017-6, Class A1 2.75%, 10/25/2057*(3)	13,635	13,270
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(3)	15,000	15,861
Verus Securitization Trust VRS
Series 2021-3, Class A1 1.05%, 06/25/2066*(3)	45,943	40,171
Wells Fargo Commercial Mtg. Trust
Series 2015-P2, Class A4 3.81%, 12/15/2048	35,000	34,609
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 7.40%, 10/25/2036(3)	1,717	1,544
		1,218,929
U.S. Government Agency — 0.9%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	40,000	39,263
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(3)(4)	99,310	3,158
Series K064, Class X1 0.73%, 03/25/2027(3)(4)	110,929	1,368
Series K114, Class X1 1.21%, 06/25/2030(3)(4)	99,183	5,216
Series K104, Class X1 1.23%, 01/25/2030(3)(4)	96,405	4,603
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	15	15
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 3964, Class MD 2.00%, 01/15/2041	$ 26	$ 26
Series 5170, Class DP 2.00%, 07/25/2050	17,376	15,369
Series 4961, Class JB 2.50%, 12/15/2042	7,776	7,192
Series 3883, Class PB 3.00%, 05/15/2041	2,316	2,234
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	4,010	3,713
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.18%, (SOFR30A+2.90%), 04/25/2042*	10,000	10,343
Series 2021-HQA3, Class B1 8.63%, (SOFR30A+3.35%), 09/25/2041*	20,000	20,589
Series 2022-DNA4, Class M1B 8.63%, (SOFR30A+3.35%), 05/25/2042*	10,000	10,482
Series 2023-HQA2, Class M1B 8.63%, (SOFR30A+3.35%), 06/25/2043*	20,000	20,970
Series 2021-DNA6, Class B1 8.68%, (SOFR30A+3.40%), 10/25/2041*	20,000	20,620
Series 2023-HQA1, Class M1B 8.78%, (SOFR30A+3.50%), 05/25/2043*	15,000	15,878
Series 2021-DNA7, Class B1 8.93%, (SOFR30A+3.65%), 11/25/2041*	10,000	10,406
Series 2022-DNA6, Class M1B 8.98%, (SOFR30A+3.70%), 09/25/2042*	10,000	10,563
Series 2022-DNA5, Class M1B 9.78%, (SOFR30A+4.50%), 06/25/2042*	15,000	16,084
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	1,071	1,053
Series 2013-16, Class A 1.75%, 01/25/2040	1,002	986
Series 2011-117, Class MA 2.00%, 08/25/2040	93	93
Series 2012-21, Class PQ 2.00%, 09/25/2041	1,309	1,239
Series 2012-18, Class GA 2.00%, 12/25/2041	2,469	2,311
Series 2015-5, Class EP 2.00%, 06/25/2043	4,571	4,356
Series 2016-11, Class GA 2.50%, 03/25/2046	3,459	3,234
Series 2019-54, Class KC 2.50%, 09/25/2049	12,302	11,523
Series 2015-48, Class QB 3.00%, 02/25/2043	2,360	2,306
Series 2016-38, Class NA 3.00%, 01/25/2046	1,394	1,307
Series 2017-16, Class PB 3.00%, 03/25/2047	10,000	8,886
Series 2017-34, Class JK 3.00%, 05/25/2047	1,324	1,292
Series 2019-45, Class PT 3.00%, 08/25/2049	5,090	4,676
Series 2012-52, Class PA 3.50%, 05/25/2042	2,340	2,270
Series 2017-26, Class CG 3.50%, 07/25/2044	1,886	1,872

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2018-23, Class LA 3.50%, 04/25/2048	$ 5,248	$ 5,021
Series 2019-14, Class CA 3.50%, 04/25/2049	4,923	4,771
Series 2017-35, Class AH 3.50%, 04/25/2053	2,099	2,077
Series 2017-84, Class KA 3.50%, 04/25/2053	2,334	2,300
Series 2018-70, Class HA 3.50%, 10/25/2056	4,014	3,948
Series 2019-12, Class HA 3.50%, 11/25/2057	4,826	4,676
Series 2017-49, Class JA 4.00%, 07/25/2053	2,054	2,041
Series 2022-90, Class AY 4.50%, 12/25/2041	25,000	24,550
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M2, Class X 0.39%, 01/25/2030(3)(4)	293,520	2,998
Series 2019-M21, Class X3 1.25%, 06/25/2034(3)(4)	119,795	6,422
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	2,074	2,004
Series 2005-74, Class HB 7.50%, 09/16/2035	9	9
Series 2005-74, Class HC 7.50%, 09/16/2035	323	331
		326,644
Total Collateralized Mortgage Obligations (cost $1,647,991)		1,545,573
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.3%
U.S. Government — 5.7%
United States Treasury Bonds
1.25%, 05/15/2050	209,000	111,848
1.38%, 08/15/2050	35,000	19,279
2.25%, 08/15/2046 to 02/15/2052	175,000	123,413
2.88%, 08/15/2045(5)(6)	602,000	489,289
3.00%, 08/15/2052	115,000	92,418
3.13%, 08/15/2044	30,000	25,584
3.63%, 05/15/2053	33,000	30,031
4.13%, 08/15/2053	145,000	144,394
4.25%, 08/15/2054	55,000	56,160
United States Treasury Bonds TIPS
0.25%, 02/15/2050(7)	61,168	40,581
0.63%, 02/15/2043(7)	6,840	5,489
0.75%, 02/15/2045(7)	40,070	32,018
1.38%, 02/15/2044(7)	13,496	12,305
United States Treasury Notes
3.13%, 08/31/2027 to 08/31/2029	418,000	411,364
3.38%, 05/15/2033	140,000	136,112
3.88%, 08/15/2034	80,000	80,562
4.00%, 02/15/2034	150,000	152,578
4.13%, 11/15/2032	30,000	30,859
4.50%, 11/15/2033	55,000	58,083
United States Treasury Notes TIPS
1.75%, 01/15/2034(7)	112,554	113,802
		2,166,169
Security Description		Shares or Principal Amount	Value

U.S. Government Agency — 6.6%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051		$ 114,048	$ 94,587
2.50%, 01/01/2028 to 12/01/2051		346,908	299,694
3.50%, 03/01/2042 to 08/01/2048		20,929	19,850
4.00%, 09/01/2040		659	652
4.50%, 01/01/2039 to 08/01/2052		64,870	63,854
5.50%, 07/01/2034		1,242	1,282
6.50%, 05/01/2029		116	121
7.50%, 04/01/2028		64	66
Federal Home Loan Mtg. Corp. FRS
6.74%, (RFUCCT6M+1.49%), 02/01/2037		117	119
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051		342,429	284,875
2.50%, 02/01/2043		23,517	21,026
2.97%, 06/01/2030		40,000	37,796
3.00%, 01/01/2028		1,111	1,089
3.50%, 08/01/2026 to 11/01/2050		85,553	80,428
4.00%, 11/01/2025		37	36
4.50%, 01/01/2039 to 12/01/2052		126,280	124,477
5.00%, 05/01/2035 to 07/01/2040		8,058	8,300
5.50%, 12/01/2029 to 06/01/2038		27,105	28,028
6.00%, 12/01/2033 to 06/01/2040		1,490	1,552
6.50%, 10/01/2037		42	43
7.00%, 06/01/2037		1,062	1,139
Federal National Mtg. Assoc. FRS
6.67%, (RFUCCT1Y+1.57%), 05/01/2037		202	209
7.32%, (RFUCCT1Y+1.82%), 10/01/2040		221	230
Government National Mtg. Assoc.
2.50%, 07/20/2051		122,885	108,342
3.00%, 04/20/2051 to 05/20/2051		93,998	85,825
3.00%, October 30 TBA		95,000	86,621
3.50%, October 30 TBA		140,000	131,523
4.00%, 09/15/2041		87,794	85,996
4.50%, 06/15/2041 to 09/20/2052		87,839	87,070
6.00%, 11/15/2031		11,051	11,144
7.00%, 05/15/2033		1,184	1,232
Uniform Mtg. Backed Securities
1.50%, October 15 TBA		115,000	102,627
3.00%, October 30 TBA		85,000	76,281
4.00%, October 30 TBA		55,000	52,816
5.50%, October 30 TBA		355,000	359,111
6.00%, October 30 TBA		281,000	287,190
			2,545,231
Total U.S. Government & Agency Obligations (cost $5,093,864)			4,711,400
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	204,000	34,654
Government of Bulgaria
1.38%, 09/23/2050	EUR	5,000	3,367
4.88%, 05/13/2036	EUR	5,000	6,129
Government of Romania
2.63%, 12/02/2040*	EUR	25,000	18,620
2.75%, 04/14/2041	EUR	20,000	15,014
5.88%, 01/30/2029*		12,000	12,290
Peruvian Government International Bond
5.38%, 02/08/2035		5,000	5,120
5.88%, 08/08/2054		5,000	5,241
Republic of Hungary
1.63%, 04/28/2032	EUR	30,000	28,387

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Peru
3.00%, 01/15/2034	$ 5,000	$ 4,283
United Mexican States
4.75%, 03/08/2044	26,000	21,990
6.05%, 01/11/2040	6,000	6,061
Total Foreign Government Obligations (cost $189,695)		161,156
MUNICIPAL SECURITIES — 0.4%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039	5,000	4,891
6.32%, 11/01/2029	15,000	15,238
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040	5,000	4,463
County of Riverside, CA Revenue Bonds
3.12%, 02/15/2029	25,000	24,143
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	25,000	24,403
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	10,000	10,363
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	4,000	4,567
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	15,000	14,680
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	25,000	27,132
State of California General Obligation Bonds
7.30%, 10/01/2039	5,000	6,020
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	9,700	10,033
Total Municipal Securities (cost $150,784)		145,933
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	7,000	5
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price: CNY 7.69; Counterparty: Goldman Sachs International)	4,914,805	595
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price: CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	4,989,507	2,405
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: CNY 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	2,274,390	$ 4,248
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: CNY 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	2,524,197	7,368
Total Purchased Options (cost $60,146)		14,616
Total Long-Term Investment Securities (cost $33,731,498)		38,820,985
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%(8) (cost $59,836)	59,836	59,836
REPURCHASE AGREEMENTS — 0.2%
Bank of America Securities LLC Joint Repurchase Agreement(9)	$ 15,000	15,000
Barclays Capital, Inc. Joint Repurchase Agreement(9)	35,000	35,000
BNP Paribas SA Joint Repurchase Agreement(9)	15,000	15,000
Deutsche Bank AG Joint Repurchase Agreement(9)	15,000	15,000
RBS Securities, Inc. Joint Repurchase Agreement(9)	15,000	15,000
Total Repurchase Agreements (cost $95,000)		95,000
TOTAL INVESTMENTS (cost $33,886,334)(10)	102.2%	38,975,821
Other assets less liabilities	(2.2)	(824,832)
NET ASSETS	100.0%	$38,150,989
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Growth Portfolio has no right to demand registration of these securities. At September 30, 2024, the aggregate value of these securities was $3,247,868 representing 8.5% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2024.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	The rate shown is the 7-day yield as of September 30, 2024.
(9)	See Note 2 for details of Joint Repurchase Agreements.
(10)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	105,000	USD	Fixed 1.560%	12-Month SOFR	Annual	Annual	Dec 2051	$(593)	$33,931	$33,338
Centrally Cleared	20,000	USD	Fixed 2.880	12-Month SOFR	Annual	Annual	Mar 2053	210	1,439	1,649
Centrally Cleared	55,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	168	3,463	3,631
Centrally Cleared	20,000	USD	Fixed 3.743	12-Month SOFR	Annual	Annual	Jun 2035	—	(784)	(784)
Centrally Cleared	30,000	USD	Fixed 3.671	12-Month SOFR	Annual	Annual	Jun 2035	—	(998)	(998)
Centrally Cleared	35,000	USD	Fixed 3.657	12-Month SOFR	Annual	Annual	Jun 2035	(2)	(1,121)	(1,123)
Centrally Cleared	15,000	USD	Fixed 3.655	12-Month SOFR	Annual	Annual	Jun 2035	—	(478)	(478)
Centrally Cleared	20,000	USD	Fixed 3.647	12-Month SOFR	Annual	Annual	Jun 2035	—	(624)	(624)
								$(217)	$34,828	$34,611
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Emerging Markets Index Series 41	$70,000	USD	$70,000	1.000%	Quarterly	Jun 2029	$2,476	$(935)	$1,541
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
3	Long	Australian 10 Year Bonds	December 2024	$ 243,393	$ 241,411	$ (1,982)
7	Long	U.S. Treasury 10 Year Notes	December 2024	803,598	799,969	(3,629)
7	Long	U.S. Treasury 2 Year Notes	December 2024	1,459,907	1,457,695	(2,212)
1	Short	Euro-BUND	December 2024	148,472	150,186	(1,714)
1	Short	Euro-OAT	December 2024	140,491	141,192	(701)
6	Short	Euro-Schatz	December 2024	714,395	715,810	(1,415)
1	Short	U.S. Treasury Ultra Bonds	December 2024	132,094	133,094	(1,000)
						$(12,653)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	56,000	USD	61,971	12/18/2024	$—	$ (559)
Goldman Sachs International	BRL	191,000	USD	33,427	12/18/2024	—	(1,320)
Natwest Markets PLC	EUR	9,000	USD	10,049	12/18/2024	—	(1)
Unrealized Appreciation (Depreciation)						$—	$(1,880)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$1,842,616	$—	$0	$1,842,616
Other Industries	26,485,261	—	—	26,485,261
Corporate Bonds & Notes	—	3,242,872	—	3,242,872
Asset Backed Securities	—	671,553	—	671,553
Collateralized Mortgage Obligations	—	1,545,573	—	1,545,573
U.S. Government & Agency Obligations	—	4,711,400	—	4,711,400
Foreign Government Obligations	—	161,156	—	161,156
Municipal Securities	—	145,933	—	145,933
Escrows and Litigation Trusts	—	5	—	5
Purchased Options	—	14,616	—	14,616
Short-Term Investments	59,836	—	—	59,836
Repurchase Agreements	—	95,000	—	95,000
Total Investments at Value	$28,387,713	$10,588,108	$0	$38,975,821
Other Financial Instruments:†
Swaps	$—	$38,833	$—	$38,833
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$4,940	$—	$4,940
Futures Contracts	12,653	—	—	12,653
Forward Foreign Currency Contracts	—	1,880	—	1,880
Total Other Financial Instruments	$12,653	$6,820	$—	$19,473
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 25.6%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,570
4.88%, 01/15/2029	35,000	34,575
		39,145
Aerospace/Defense — 0.3%
Boeing Co.
3.60%, 05/01/2034	5,000	4,261
3.75%, 02/01/2050	5,000	3,515
5.93%, 05/01/2060	10,000	9,579
6.30%, 05/01/2029*	10,000	10,521
6.39%, 05/01/2031*	10,000	10,633
L3Harris Technologies, Inc.
5.05%, 06/01/2029	10,000	10,300
5.35%, 06/01/2034	20,000	20,806
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	15,234
		84,849
Agriculture — 0.3%
BAT Capital Corp.
5.83%, 02/20/2031	15,000	15,911
Philip Morris International, Inc.
5.13%, 02/15/2030	30,000	31,122
5.38%, 02/15/2033	8,000	8,366
5.63%, 09/07/2033	22,000	23,420
		78,819
Apparel — 0.5%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	29,737
Tapestry, Inc.
7.05%, 11/27/2025	10,000	10,198
7.35%, 11/27/2028	15,000	15,763
7.70%, 11/27/2030	5,000	5,387
William Carter Co.
5.63%, 03/15/2027*	90,000	89,811
		150,896
Banks — 4.2%
Bank of America Corp.
1.90%, 07/23/2031	10,000	8,676
1.92%, 10/24/2031	40,000	34,466
2.30%, 07/21/2032	5,000	4,328
2.57%, 10/20/2032	5,000	4,384
2.59%, 04/29/2031	30,000	27,205
2.69%, 04/22/2032	75,000	66,890
2.97%, 02/04/2033	15,000	13,433
5.47%, 01/23/2035	10,000	10,516
5.93%, 09/15/2027	30,000	30,891
Bank of New York Mellon Corp.
4.98%, 03/14/2030	5,000	5,164
5.06%, 07/22/2032	15,000	15,521
5.19%, 03/14/2035	15,000	15,573
6.32%, 10/25/2029	15,000	16,135
Citigroup, Inc.
1.28%, 11/03/2025	30,000	29,884
5.17%, 02/13/2030	10,000	10,272
Citizens Financial Group, Inc.
5.72%, 07/23/2032	15,000	15,556
5.84%, 01/23/2030	30,000	31,208
6.65%, 04/25/2035	5,000	5,489
Security Description	Shares or Principal Amount	Value

Banks (continued)
Comerica, Inc.
5.98%, 01/30/2030	$ 5,000	$ 5,154
Deutsche Bank AG
2.13%, 11/24/2026	150,000	145,258
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	12,000	10,605
3.81%, 04/23/2029	30,000	29,412
4.02%, 10/31/2038	10,000	9,074
4.48%, 08/23/2028	20,000	20,106
5.05%, 07/23/2030	15,000	15,391
5.73%, 04/25/2030	15,000	15,764
JPMorgan Chase & Co.
2.58%, 04/22/2032	10,000	8,918
3.70%, 05/06/2030	35,000	34,042
4.01%, 04/23/2029	73,000	72,221
5.00%, 07/22/2030	25,000	25,706
5.30%, 07/24/2029	25,000	25,868
5.34%, 01/23/2035	35,000	36,584
5.58%, 04/22/2030	20,000	20,992
M&T Bank Corp.
7.41%, 10/30/2029	50,000	54,769
Morgan Stanley
1.79%, 02/13/2032	35,000	29,627
2.24%, 07/21/2032	25,000	21,524
2.48%, 01/21/2028	10,000	9,603
5.16%, 04/20/2029	5,000	5,139
5.45%, 07/20/2029	5,000	5,196
5.66%, 04/18/2030	15,000	15,779
6.41%, 11/01/2029	10,000	10,746
Wells Fargo & Co.
2.57%, 02/11/2031	14,000	12,713
2.88%, 10/30/2030	25,000	23,188
3.00%, 10/23/2026	15,000	14,660
3.35%, 03/02/2033	25,000	22,854
4.90%, 07/25/2033	30,000	30,344
5.39%, 04/24/2034	10,000	10,372
5.50%, 01/23/2035	15,000	15,724
5.57%, 07/25/2029	35,000	36,414
6.49%, 10/23/2034	15,000	16,762
		1,156,100
Biotechnology — 0.3%
Amgen, Inc.
5.25%, 03/02/2033	27,000	28,109
Royalty Pharma PLC
2.15%, 09/02/2031	13,000	11,078
2.20%, 09/02/2030	10,000	8,757
3.55%, 09/02/2050	20,000	14,492
5.15%, 09/02/2029	10,000	10,257
		72,693
Building Materials — 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	53,938
Standard Industries, Inc.
3.38%, 01/15/2031*	10,000	8,908
4.38%, 07/15/2030*	50,000	47,325
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	5,000	5,211
		115,382
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	15,000	15,543

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
6.55%, 11/15/2030	$ 10,000	$ 10,779
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,562
		30,884
Commercial Services — 0.6%
Block, Inc.
3.50%, 06/01/2031	10,000	9,119
6.50%, 05/15/2032*	45,000	46,859
Howard University
2.80%, 10/01/2030	15,000	13,520
2.90%, 10/01/2031	10,000	8,728
3.48%, 10/01/2041	15,000	11,758
Service Corp. International
3.38%, 08/15/2030	50,000	45,314
5.13%, 06/01/2029	32,000	31,957
5.75%, 10/15/2032	5,000	5,033
		172,288
Computers — 0.4%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	15,000	14,546
Gartner, Inc.
4.50%, 07/01/2028*	25,000	24,744
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	15,000	14,850
Insight Enterprises, Inc.
6.63%, 05/15/2032*	45,000	46,970
		101,110
Diversified Financial Services — 0.3%
Capital One Financial Corp.
1.88%, 11/02/2027	5,000	4,751
3.27%, 03/01/2030	10,000	9,402
7.62%, 10/30/2031	40,000	45,461
Discover Financial Services
7.96%, 11/02/2034	15,000	17,625
Synchrony Financial
5.94%, 08/02/2030	15,000	15,410
		92,649
Electric — 3.6%
AES Corp.
3.30%, 07/15/2025*	15,000	14,781
Alabama Power Co.
3.45%, 10/01/2049	15,000	11,540
4.15%, 08/15/2044	20,000	17,490
Ameren Corp.
5.00%, 01/15/2029	10,000	10,237
American Electric Power Co., Inc.
6.95%, 12/15/2054	20,000	21,283
Arizona Public Service Co.
5.55%, 08/01/2033	5,000	5,213
6.35%, 12/15/2032	10,000	10,994
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	15,000	16,140
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,923
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,698
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,739
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Carolinas LLC
2.55%, 04/15/2031	$ 15,000	$ 13,483
Duke Energy Corp.
2.55%, 06/15/2031	15,000	13,260
4.85%, 01/05/2029	10,000	10,203
5.00%, 08/15/2052	5,000	4,734
5.80%, 06/15/2054	5,000	5,278
Duke Energy Indiana LLC
2.75%, 04/01/2050	30,000	19,700
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	10,456
Duke Energy Progress LLC
3.70%, 10/15/2046	22,000	17,703
4.00%, 04/01/2052	10,000	8,353
4.38%, 03/30/2044	15,000	13,591
Edison International
5.25%, 11/15/2028	20,000	20,549
6.95%, 11/15/2029	45,000	49,600
8.13%, 06/15/2053	15,000	15,750
Emera, Inc.
6.75%, 06/15/2076	10,000	10,058
Evergy, Inc.
2.90%, 09/15/2029	5,000	4,643
Eversource Energy
5.13%, 05/15/2033	35,000	35,594
5.50%, 01/01/2034	10,000	10,380
FirstEnergy Pennsylvania Electric Co.
3.60%, 06/01/2029*	5,000	4,828
Georgia Power Co.
4.30%, 03/15/2042	12,000	10,924
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	10,718
National Grid PLC
5.60%, 06/12/2028	5,000	5,221
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	15,000	13,407
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	18,000	17,094
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	25,000	25,503
NSTAR Electric Co.
5.40%, 06/01/2034	10,000	10,557
Ohio Edison Co.
5.50%, 01/15/2033*	10,000	10,399
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033	5,000	5,391
Pacific Gas & Electric Co.
2.50%, 02/01/2031	25,000	21,904
4.55%, 07/01/2030	40,000	39,691
5.25%, 03/01/2052	5,000	4,739
5.90%, 06/15/2032	35,000	37,038
6.10%, 01/15/2029	10,000	10,558
6.15%, 01/15/2033	30,000	32,205
6.40%, 06/15/2033	5,000	5,465
PG&E Corp.
7.38%, 03/15/2055	5,000	5,244
Public Service Electric & Gas Co.
5.45%, 03/01/2054	10,000	10,617
Public Service Enterprise Group, Inc.
5.45%, 04/01/2034	5,000	5,208
6.13%, 10/15/2033	20,000	21,785
Puget Energy, Inc.
2.38%, 06/15/2028	15,000	13,889

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
4.10%, 06/15/2030	$ 16,000	$ 15,414
4.22%, 03/15/2032	18,000	16,926
Sempra
3.70%, 04/01/2029	4,000	3,879
6.40%, 10/01/2054	15,000	15,028
Southern California Edison Co.
2.85%, 08/01/2029	2,000	1,878
5.20%, 06/01/2034	10,000	10,365
5.75%, 04/15/2054	5,000	5,348
5.88%, 12/01/2053	15,000	16,269
5.95%, 11/01/2032	5,000	5,442
Southern Co.
3.25%, 07/01/2026	25,000	24,567
3.70%, 04/30/2030	5,000	4,833
4.85%, 03/15/2035	15,000	15,121
5.20%, 06/15/2033	15,000	15,544
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	3,090
5.00%, 04/01/2033	25,000	25,608
5.00%, 01/15/2034	25,000	25,611
5.05%, 08/15/2034	5,000	5,133
5.35%, 01/15/2054	5,000	5,113
Wisconsin Power & Light Co.
5.38%, 03/30/2034	5,000	5,235
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	51,827
4.60%, 06/01/2032	13,000	12,879
		1,005,868
Engineering & Construction — 0.6%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	158,205
Entertainment — 0.6%
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	10,000	9,473
4.28%, 03/15/2032	30,000	26,650
5.05%, 03/15/2042	20,000	16,326
5.14%, 03/15/2052	50,000	38,564
WMG Acquisition Corp.
3.75%, 12/01/2029*	5,000	4,707
3.88%, 07/15/2030*	65,000	60,592
		156,312
Environmental Control — 0.4%
Clean Harbors, Inc.
4.88%, 07/15/2027*	85,000	83,794
Republic Services, Inc.
1.45%, 02/15/2031	5,000	4,191
5.20%, 11/15/2034	10,000	10,440
Veralto Corp.
5.35%, 09/18/2028	20,000	20,828
		119,253
Food — 0.2%
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	15,236
Tyson Foods, Inc.
5.40%, 03/15/2029	20,000	20,767
5.70%, 03/15/2034	5,000	5,269
		41,272
Security Description	Shares or Principal Amount	Value

Gas — 0.3%
KeySpan Gas East Corp.
5.99%, 03/06/2033*	$ 5,000	$ 5,242
NiSource, Inc.
3.49%, 05/15/2027	20,000	19,649
3.60%, 05/01/2030	14,000	13,443
5.35%, 04/01/2034	5,000	5,191
Southern California Gas Co.
5.20%, 06/01/2033	15,000	15,592
5.60%, 04/01/2054	30,000	31,802
		90,919
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.30%, 02/15/2030	10,000	10,636
Healthcare-Products — 0.5%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	48,870
Hologic, Inc.
4.63%, 02/01/2028*	44,000	43,170
Smith & Nephew PLC
5.40%, 03/20/2034	10,000	10,400
Solventum Corp.
5.40%, 03/01/2029*	25,000	25,720
5.45%, 03/13/2031*	5,000	5,154
		133,314
Healthcare-Services — 1.1%
Centene Corp.
2.45%, 07/15/2028	5,000	4,605
4.63%, 12/15/2029	80,000	78,286
Cigna Group
5.00%, 05/15/2029	20,000	20,598
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,764
Elevance Health, Inc.
5.38%, 06/15/2034	10,000	10,512
HCA, Inc.
3.38%, 03/15/2029	25,000	23,868
5.45%, 09/15/2034	5,000	5,145
5.60%, 04/01/2034	20,000	20,841
Humana, Inc.
5.38%, 04/15/2031	25,000	25,894
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,855
3.00%, 06/01/2051	10,000	7,171
UnitedHealth Group, Inc.
2.75%, 05/15/2040	26,000	19,901
3.50%, 08/15/2039	10,000	8,620
4.95%, 01/15/2032	15,000	15,514
4.95%, 05/15/2062	5,000	4,836
5.38%, 04/15/2054	20,000	20,791
5.75%, 07/15/2064	15,000	16,193
6.05%, 02/15/2063	5,000	5,661
		297,055
Home Builders — 0.2%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	19,000	18,877
5.75%, 01/15/2028*	37,000	37,646
		56,523

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 0.5%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	$ 5,000	$ 5,224
Aon North America, Inc.
5.45%, 03/01/2034	25,000	26,248
Athene Global Funding
2.65%, 10/04/2031*	45,000	38,614
2.72%, 01/07/2029*	19,000	17,554
Athene Holding, Ltd.
5.88%, 01/15/2034	5,000	5,233
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	31,000	28,372
Equitable Holdings, Inc.
4.35%, 04/20/2028	5,000	4,981
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	11,000	10,830
		137,056
Internet — 0.6%
Gen Digital, Inc.
5.00%, 04/15/2025*	45,000	44,743
6.75%, 09/30/2027*	20,000	20,549
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	81,699
Uber Technologies, Inc.
4.80%, 09/15/2034	5,000	4,993
		151,984
Investment Companies — 0.3%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	71,161
New Mountain Finance Corp.
6.88%, 02/01/2029	5,000	5,061
		76,222
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	5,000	5,055
Lodging — 0.0%
Las Vegas Sands Corp.
6.20%, 08/15/2034	10,000	10,471
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,203
5.80%, 03/21/2034	20,000	20,914
Otis Worldwide Corp.
2.57%, 02/15/2030	24,000	21,990
		53,107
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	63,453
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	10,000	8,558
3.90%, 06/01/2052	10,000	6,556
6.55%, 06/01/2034	25,000	26,004
Comcast Corp.
2.89%, 11/01/2051	20,000	13,439
3.20%, 07/15/2036	10,000	8,584
3.25%, 11/01/2039	19,000	15,541
5.65%, 06/01/2054	10,000	10,679
Security Description	Shares or Principal Amount	Value

Media (continued)
Cox Communications, Inc.
2.60%, 06/15/2031*	$ 23,000	$ 19,806
5.45%, 09/01/2034*	20,000	20,253
Paramount Global
4.20%, 05/19/2032	5,000	4,434
4.38%, 03/15/2043	22,000	16,277
5.25%, 04/01/2044	15,000	11,950
5.85%, 09/01/2043	5,000	4,361
6.88%, 04/30/2036	5,000	5,066
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	15,000	14,152
4.13%, 07/01/2030*	40,000	36,275
Time Warner Cable LLC
4.50%, 09/15/2042	13,000	9,962
5.88%, 11/15/2040	45,000	40,808
		336,158
Mining — 0.4%
Glencore Funding LLC
5.37%, 04/04/2029*	25,000	25,843
5.63%, 04/04/2034*	35,000	36,527
6.38%, 10/06/2030*	25,000	27,176
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	16,742
		106,288
Oil & Gas — 2.2%
Apache Corp.
4.88%, 11/15/2027	30,000	29,986
BP Capital Markets America, Inc.
4.81%, 02/13/2033	30,000	30,401
4.89%, 09/11/2033	22,000	22,385
4.99%, 04/10/2034	10,000	10,218
5.23%, 11/17/2034	10,000	10,411
ConocoPhillips Co.
4.03%, 03/15/2062	15,000	12,090
5.70%, 09/15/2063	20,000	21,331
Diamondback Energy, Inc.
5.40%, 04/18/2034	5,000	5,104
5.75%, 04/18/2054	5,000	5,038
5.90%, 04/18/2064	5,000	5,040
6.25%, 03/15/2033	15,000	16,177
Ecopetrol SA
4.63%, 11/02/2031	27,000	23,180
4.63%, 11/02/2031	5,000	4,294
8.38%, 01/19/2036	50,000	51,125
8.63%, 01/19/2029	20,000	21,579
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	50,000	42,765
8.50%, 09/30/2033*	5,000	4,726
Equinor ASA
3.63%, 04/06/2040	10,000	8,633
3.70%, 04/06/2050	5,000	4,058
Hess Corp.
7.13%, 03/15/2033	18,000	20,774
7.30%, 08/15/2031	15,000	17,177
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	47,329
Ovintiv, Inc.
6.63%, 08/15/2037	5,000	5,365
7.38%, 11/01/2031	36,000	40,617
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	5,000	4,938

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
7.15%, 10/01/2033	$ 5,000	$ 5,384
Phillips 66 Co.
5.25%, 06/15/2031	15,000	15,511
5.30%, 06/30/2033	15,000	15,463
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,633
3.00%, 11/26/2051	5,000	3,488
3.25%, 04/06/2050	13,000	9,647
TotalEnergies Capital SA
4.72%, 09/10/2034	10,000	10,050
5.43%, 09/10/2064	10,000	10,064
5.64%, 04/05/2064	25,000	26,069
Viper Energy, Inc.
5.38%, 11/01/2027*	27,000	26,889
		594,939
Packaging & Containers — 0.4%
Ball Corp.
6.00%, 06/15/2029	80,000	82,792
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	39,564
		122,356
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.95%, 03/15/2031	10,000	10,398
5.40%, 03/15/2054	5,000	5,302
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	10,000	10,594
CVS Health Corp.
2.70%, 08/21/2040	15,000	10,651
4.13%, 04/01/2040	5,000	4,283
5.05%, 03/25/2048	15,000	13,691
Eli Lilly & Co.
4.20%, 08/14/2029	5,000	5,048
4.60%, 08/14/2034	5,000	5,078
		65,045
Pipelines — 1.1%
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	5,000	5,043
6.04%, 08/15/2028*	15,000	15,684
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	10,000	10,590
6.04%, 11/15/2033*	10,000	10,670
Enbridge, Inc.
5.63%, 04/05/2034	20,000	20,976
5.70%, 03/08/2033	20,000	21,079
Energy Transfer LP
6.05%, 12/01/2026	20,000	20,701
6.40%, 12/01/2030	15,000	16,341
Enterprise Products Operating LLC
3.30%, 02/15/2053	5,000	3,575
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	29,615
Hess Midstream Operations LP
6.50%, 06/01/2029*	30,000	31,051
MPLX LP
5.50%, 06/01/2034	25,000	25,685
Oneok, Inc.
4.40%, 10/15/2029	5,000	4,983
4.75%, 10/15/2031	5,000	5,000
5.05%, 11/01/2034	5,000	4,977
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
5.85%, 11/01/2064	$ 10,000	$ 9,924
ONEOK, Inc.
6.10%, 11/15/2032	19,000	20,453
Targa Resources Corp.
6.13%, 03/15/2033	7,000	7,512
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,980
Whistler Pipeline LLC
5.70%, 09/30/2031*	15,000	15,529
5.95%, 09/30/2034*	5,000	5,178
		299,546
Private Equity — 0.1%
Brookfield Finance, Inc.
5.68%, 01/15/2035	25,000	26,240
REITS — 0.8%
American Tower Corp.
1.45%, 09/15/2026	15,000	14,201
2.40%, 03/15/2025	10,000	9,880
2.70%, 04/15/2031	5,000	4,463
3.80%, 08/15/2029	10,000	9,729
Brandywine Operating Partnership LP
8.88%, 04/12/2029	10,000	11,052
Cousins Properties LP
5.88%, 10/01/2034	15,000	15,400
Crown Castle, Inc.
4.80%, 09/01/2028	30,000	30,342
5.00%, 01/11/2028	20,000	20,351
5.60%, 06/01/2029	5,000	5,226
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	5,000	5,085
NNN REIT, Inc.
5.50%, 06/15/2034	10,000	10,406
Piedmont Operating Partnership LP
6.88%, 07/15/2029	15,000	15,764
Regency Centers LP
5.25%, 01/15/2034	20,000	20,645
SBA Tower Trust
2.84%, 01/15/2050*	40,000	39,713
VICI Properties LP
4.95%, 02/15/2030	16,000	16,095
		228,352
Retail — 0.5%
AutoZone, Inc.
4.75%, 08/01/2032	9,000	9,034
5.40%, 07/15/2034	10,000	10,375
6.55%, 11/01/2033	10,000	11,180
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	48,270
5.63%, 01/01/2030*	40,000	39,633
Home Depot, Inc.
5.30%, 06/25/2054	5,000	5,255
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	8,000	8,063
		131,810
Semiconductors — 0.4%
Broadcom, Inc.
4.15%, 02/15/2028	20,000	19,979
5.05%, 07/12/2029	10,000	10,301
Intel Corp.
3.05%, 08/12/2051	9,000	5,764

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
5.15%, 02/21/2034	$ 10,000	$ 10,104
5.70%, 02/10/2053	3,000	2,956
5.90%, 02/10/2063	7,000	7,026
Marvell Technology, Inc.
2.45%, 04/15/2028	10,000	9,333
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	15,147
5.55%, 12/01/2028	10,000	10,381
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,907
		108,898
Software — 1.0%
Constellation Software, Inc.
5.46%, 02/16/2034*	5,000	5,227
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	58,055
MSCI, Inc.
3.63%, 11/01/2031*	20,000	18,406
Open Text Corp.
3.88%, 12/01/2029*	65,000	60,423
6.90%, 12/01/2027*	15,000	15,821
Oracle Corp.
2.30%, 03/25/2028	25,000	23,478
2.95%, 04/01/2030	5,000	4,649
3.60%, 04/01/2040	6,000	4,992
3.85%, 04/01/2060	14,000	10,539
4.10%, 03/25/2061	5,000	3,933
4.90%, 02/06/2033	15,000	15,278
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	59,974
		280,775
Telecommunications — 0.4%
AT&T, Inc.
2.55%, 12/01/2033	5,000	4,215
3.55%, 09/15/2055	23,000	16,823
4.50%, 05/15/2035	5,000	4,869
Cisco Systems, Inc.
4.95%, 02/26/2031	15,000	15,679
5.35%, 02/26/2064	10,000	10,619
Nokia Oyj
6.63%, 05/15/2039	15,000	15,919
T-Mobile USA, Inc.
2.05%, 02/15/2028	16,000	14,905
4.70%, 01/15/2035	15,000	14,947
5.05%, 07/15/2033	20,000	20,500
5.75%, 01/15/2034	5,000	5,369
		123,845
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	34,919
4.00%, 07/15/2025*	10,000	9,938
5.35%, 03/30/2029*	5,000	5,163
5.75%, 05/24/2026*	15,000	15,272
6.05%, 08/01/2028*	5,000	5,263
		70,555
Total Corporate Bonds & Notes (cost $7,127,191)		7,092,874
Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 7.5%
Auto Loan Receivables — 1.8%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	$ 20,000	$ 20,091
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	50,251	50,383
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	15,000	15,126
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	64,932	65,490
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	15,000	15,276
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	15,028
Exeter Automobile Receivables Trust
Series 2020-1A, Class D 2.73%, 12/15/2025*	1,912	1,910
Series 2023-3A, Class B 6.11%, 09/15/2027	8,000	8,032
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	10,033
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	19,091
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B 5.16%, 08/16/2029	5,000	5,110
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A 5.94%, 02/25/2028*	100,000	102,496
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	26,818	26,895
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	15,012
Series 2023-3, Class B 5.61%, 07/17/2028	25,000	25,322
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,609
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	10,000	10,126
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	10,000	10,343
Westlake Automobile Receivables Trust
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	10,049
Series 2023-2A, Class B 6.14%, 03/15/2028*	35,000	35,381
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	15,223
		507,026

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity — 0.5%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.54%, (TSFR1M+1.69%), 10/25/2034	$ 496	$ 492
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.17%, (TSFR1M+0.31%), 02/25/2037	30,472	14,535
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.47%, (TSFR1M+0.61%), 11/25/2036	135,449	127,305
		142,332
Other Asset Backed Securities — 5.2%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	40,000	40,809
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	10,134
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.74%, (TSFR3M+1.45%), 01/25/2035*	250,000	250,028
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,350
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,625	44,797
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	56,850	56,389
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,271	98,222
MF1, Ltd. FRS
Series 2022-FL8, Class AS 6.71%, (TSFR1M+1.75%), 02/19/2037*	100,000	98,131
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	59,925	53,326
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	100,000	92,171
PRET LLC
Series 2021-RN2, Class A1 4.74%, 07/25/2051*(1)	44,314	43,803
Pretium Mtg. Credit Partners LLC
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(1)	47,367	47,138
Series 2021-RN1, Class A1 4.99%, 02/25/2061*(1)	42,564	42,461
Progress Residential Trust
Series 2024-SFR2, Class A 3.30%, 04/17/2041*	100,000	94,727
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.10%, (TSFR1M+0.24%), 05/25/2037	55,954	42,455
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	40,619
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	$ 35,000	$ 36,111
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	24,144
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	106,110	95,315
VCAT LLC
Series 2021-NPL3, Class A1 4.74%, 05/25/2051*(1)	2,174	2,151
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.69%, (TSFR3M+1.39%), 04/15/2034*	100,000	99,778
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(1)	27,342	27,361
VOLT XCIX LLC
Series 2021-NPL8, Class A1 5.12%, 04/25/2051*(1)	30,081	29,914
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	46,619	45,236
		1,430,570
Total Asset Backed Securities (cost $2,011,898)		2,079,928
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.0%
Commercial and Residential — 8.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	117,823
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(2)	37,088	32,098
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	9,756	9,215
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	18,096	15,456
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	31,082	26,869
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	16,514	15,467
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	31,011	27,540
BANK VRS
Series 2017-BNK8, Class XA 0.84%, 11/15/2050(2)(3)	805,481	14,687
Series 2019-BN20, Class XA 0.93%, 09/15/2062(2)(3)	886,631	29,058
BBCMS Mtg. Trust
Series 2024-C26, Class A5 5.83%, 05/15/2057	35,000	38,158
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.46%, 02/25/2036(2)	28,494	25,121
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.60%, 07/15/2051(2)(3)	312,978	4,236
Series 2018-B1, Class XA 0.66%, 01/15/2051(2)(3)	135,216	1,931

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2018-B8, Class XA 0.78%, 01/15/2052(2)(3)	$ 891,831	$ 18,586
Series 2019-B10, Class XA 1.38%, 03/15/2062(2)(3)	260,856	11,903
Series 2020-B22, Class XA 1.62%, 01/15/2054(2)(3)	157,498	11,444
Series 2020-B18, Class XA 1.91%, 07/15/2053(2)(3)	96,021	5,385
BOCA Commercial Mtg. Trust FRS
Series 2024-BOCA, Class B 7.44%, (TSFR1M+2.34%), 08/15/2041*	100,000	99,875
BX Trust FRS
Series 2022-PSB, Class A 7.55%, (TSFR1M+2.45%), 08/15/2039*	27,930	27,999
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 7.94%, (TSFR1M+2.85%), 12/15/2037*	100,000	99,006
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.33%, (H15T1Y+2.4%), 03/25/2036	12,349	11,706
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	28,977	24,819
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	66,444	55,099
Commercial Mtg. Trust
Series 2014-CR21, Class A3 3.53%, 12/10/2047	10,627	10,589
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.08%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,053
Series 2019-HRP1, Class M2 7.54%, (SOFR30A+2.26%), 11/25/2039*	3,570	3,594
Series 2023-R05, Class 1M2 8.36%, (SOFR30A+3.10%), 06/25/2043*	17,000	17,825
Series 2021-R01, Class 1B1 8.38%, (SOFR30A+3.10%), 10/25/2041*	51,800	53,377
Series 2022-R01, Class 1B1 8.43%, (SOFR30A+3.15%), 12/25/2041*	54,000	55,745
Series 2017-C01, Class 1M2 8.94%, (SOFR30A+3.66%), 07/25/2029	10,320	10,672
Series 2016-C07, Class 2M2 9.74%, (SOFR30A+4.46%), 05/25/2029	17,766	18,566
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	20,413	10,063
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	21,829	21,559
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.84%, 06/15/2057(2)(3)	856,197	1,945
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	57,330	48,816
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	22,163	20,128
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	120,605
Series 2016-C1, Class ASB 3.04%, 05/10/2049	24,941	24,638
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(2)(3)	$ 97,899	$ 4,693
DC Trust VRS
Series 2024-HLTN, Class A 5.93%, 04/13/2040*(2)	10,000	10,197
Series 2024-HLTN, Class C 7.29%, 04/13/2040*(2)	10,000	10,244
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.57%, 05/25/2035(2)	19,143	17,626
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	46,896	40,703
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	159,402	131,583
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	40,000	39,593
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.45%, 07/10/2051(2)(3)	1,092,757	12,921
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.42%, 03/25/2047(2)	9,894	6,113
Series 2006-AR2, Class 3A1 5.95%, 04/25/2036(2)	3,693	2,226
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.51%, (TSFR1M+0.38%), 05/25/2035	15,209	14,180
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	85,000	81,085
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,000
Legacy Mtg. Asset Trust
Series 2021-GS3, Class A1 4.75%, 07/25/2061*(1)	67,379	66,871
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 5.52%, 02/25/2035(2)	4,450	4,216
Series 2005-A1, Class 2A1 6.55%, 12/25/2034(2)	4,146	4,214
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	21,438	20,020
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.06%, 12/15/2047(2)(3)	126,284	3
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.45%, 06/15/2050(2)(3)	102,965	2,289
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	18,368	6,586
MortgageIT Trust FRS
Series 2005-4, Class A1 5.53%, (TSFR1M+0.67%), 10/25/2035	15,798	15,590

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.47%, (TSFR1M+1.61%), 06/25/2057*	$ 18,393	$ 18,629
New Residential Mtg. Loan Trust VRS
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	20,733	19,922
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	20,627	19,700
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	20,454	19,807
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	60,581	52,085
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	3,348	3,053
PRPM LLC
Series 2021-9, Class A1 2.36%, 10/25/2026*(1)	53,105	53,110
Series 2021-5, Class A1 4.79%, 06/25/2026*(1)	63,410	63,130
Series 2021-4, Class A1 4.87%, 04/25/2026*(1)	56,512	56,425
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	90,000	83,893
Starwood Mtg. Residential Trust VRS
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	71,579	63,045
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	86,636	78,359
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(2)	45,000	47,584
Verus Securitization Trust
Series 2022-1, Class A1 2.72%, 01/25/2067*(1)	78,237	72,901
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	32,877	29,681
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS3, Class A4 3.62%, 09/15/2057	60,000	59,198
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(2)(3)	514,760	2,713
Series 2015-NXS1, Class D 4.22%, 05/15/2048(2)	10,000	9,197
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 7.40%, 10/25/2036(2)	6,948	6,248
		2,423,289
U.S. Government Agency — 3.2%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	82,000	80,490
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(2)(3)	203,586	6,473
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series K064, Class X1 0.73%, 03/25/2027(2)(3)	$ 337,223	$ 4,159
Series K124, Class X1 0.81%, 12/25/2030(2)(3)	269,252	9,890
Series K122, Class X1 0.97%, 11/25/2030(2)(3)	98,680	4,209
Series K121, Class X1 1.12%, 10/25/2030(2)(3)	116,563	5,666
Series K114, Class X1 1.21%, 06/25/2030(2)(3)	213,243	11,214
Series K104, Class X1 1.23%, 01/25/2030(2)(3)	178,349	8,516
Series K111, Class X1 1.68%, 05/25/2030(2)(3)	98,918	7,120
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	44	44
Series 3964, Class MD 2.00%, 01/15/2041	35	34
Series 5170, Class DP 2.00%, 07/25/2050	41,702	36,886
Series 4961, Class JB 2.50%, 12/15/2042	23,329	21,576
Series 3883, Class PB 3.00%, 05/15/2041	7,091	6,838
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	16,042	14,851
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.18%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,686
Series 2021-HQA3, Class B1 8.63%, (SOFR30A+3.35%), 09/25/2041*	55,000	56,619
Series 2022-DNA4, Class M1B 8.63%, (SOFR30A+3.35%), 05/25/2042*	25,000	26,205
Series 2023-HQA2, Class M1B 8.63%, (SOFR30A+3.35%), 06/25/2043*	50,000	52,425
Series 2021-DNA6, Class B1 8.68%, (SOFR30A+3.40%), 10/25/2041*	55,000	56,706
Series 2023-HQA1, Class M1B 8.78%, (SOFR30A+3.50%), 05/25/2043*	50,000	52,928
Series 2022-HQA3, Class M1B 8.83%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,552
Series 2021-DNA7, Class B1 8.93%, (SOFR30A+3.65%), 11/25/2041*	25,000	26,014
Series 2022-DNA6, Class M1B 8.98%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,125
Series 2022-HQA2, Class M1B 9.28%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,271
Series 2022-DNA5, Class M1B 9.78%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,530
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	13,273	12,462
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	2,998	2,949
Series 2011-117, Class MA 2.00%, 08/25/2040	93	93
Series 2012-21, Class PQ 2.00%, 09/25/2041	3,926	3,716

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2012-18, Class GA 2.00%, 12/25/2041	$ 7,406	$ 6,933
Series 2016-11, Class GA 2.50%, 03/25/2046	11,241	10,511
Series 2019-54, Class KC 2.50%, 09/25/2049	36,907	34,569
Series 2015-48, Class QB 3.00%, 02/25/2043	7,263	7,095
Series 2016-38, Class NA 3.00%, 01/25/2046	5,577	5,229
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	26,659
Series 2017-34, Class JK 3.00%, 05/25/2047	3,972	3,877
Series 2019-45, Class PT 3.00%, 08/25/2049	16,119	14,810
Series 2012-52, Class PA 3.50%, 05/25/2042	6,551	6,357
Series 2017-26, Class CG 3.50%, 07/25/2044	5,029	4,992
Series 2018-23, Class LA 3.50%, 04/25/2048	16,004	15,311
Series 2019-14, Class CA 3.50%, 04/25/2049	18,050	17,492
Series 2017-35, Class AH 3.50%, 04/25/2053	5,596	5,539
Series 2017-84, Class KA 3.50%, 04/25/2053	7,001	6,900
Series 2018-70, Class HA 3.50%, 10/25/2056	10,705	10,527
Series 2019-12, Class HA 3.50%, 11/25/2057	17,927	17,366
Series 2017-49, Class JA 4.00%, 07/25/2053	6,162	6,122
Series 2022-90, Class AY 4.50%, 12/25/2041	75,000	73,651
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	6,034	5,830
Series 2005-74, Class HA 7.50%, 09/16/2035	1	1
Series 2005-74, Class HB 7.50%, 09/16/2035	201	204
Series 2005-74, Class HC 7.50%, 09/16/2035	351	359
		899,581
Total Collateralized Mortgage Obligations (cost $3,664,241)		3,322,870
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 41.3%
U.S. Government — 18.3%
United States Treasury Bonds
1.25%, 05/15/2050	553,000	295,942
1.38%, 08/15/2050	20,000	11,016
1.63%, 11/15/2050	260,000	152,933
1.75%, 08/15/2041	190,000	134,715
2.00%, 08/15/2051	145,000	93,400
2.25%, 08/15/2046	115,000	82,328
2.50%, 02/15/2045	230,000	175,788
2.88%, 08/15/2045	295,000	239,768
3.00%, 05/15/2045(4)(5)	370,000	307,606
3.00%, 11/15/2045 to 08/15/2052	852,000	689,895
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.13%, 08/15/2044	$ 168,000	$ 143,273
3.38%, 08/15/2042	285,000	257,201
3.63%, 08/15/2043	280,000	259,306
4.25%, 08/15/2054	567,000	578,960
United States Treasury Bonds TIPS
0.25%, 02/15/2050(6)	140,684	93,335
0.63%, 02/15/2043(6)	13,681	10,978
0.75%, 02/15/2045(6)	100,176	80,044
1.38%, 02/15/2044(6)	40,487	36,914
United States Treasury Notes
2.38%, 03/31/2029	398,000	378,147
3.88%, 08/15/2034	140,000	140,984
4.00%, 02/15/2034	240,000	244,125
4.50%, 11/15/2033	370,000	390,740
United States Treasury Notes TIPS
1.75%, 01/15/2034(6)	271,153	274,160
		5,071,558
U.S. Government Agency — 23.0%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	296,525	245,928
2.50%, 01/01/2028 to 04/01/2052	311,744	269,464
3.00%, 08/01/2027 to 08/01/2043	40,899	38,009
3.50%, 02/01/2042 to 09/01/2043	9,120	8,712
4.00%, 10/01/2043	3,313	3,263
4.50%, 01/01/2039	316	320
5.00%, 05/01/2034 to 10/01/2052	320,589	320,998
5.50%, 07/01/2034 to 08/01/2037	9,408	9,721
6.50%, 05/01/2029	464	484
Federal Home Loan Mtg. Corp. FRS
6.74%, (RFUCCT6M+1.49%), 02/01/2037	186	188
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	890,317	740,674
2.50%, 02/01/2043 to 04/01/2052	472,576	412,789
2.66%, 03/01/2027	192,147	186,362
3.00%, 01/01/2028 to 06/01/2052	217,501	196,687
3.50%, 08/01/2043	48,289	45,927
4.50%, 01/01/2039 to 05/01/2041	7,718	7,797
5.00%, 07/01/2040	5,404	5,567
5.50%, 12/01/2029 to 06/01/2038	4,446	4,570
6.00%, 06/01/2026 to 06/01/2040	7,052	7,307
6.50%, 11/01/2035 to 10/01/2037	1,194	1,241
7.00%, 06/01/2037	3,182	3,413
Federal National Mtg. Assoc. FRS
6.67%, (RFUCCT1Y+1.57%), 05/01/2037	321	332
7.32%, (RFUCCT1Y+1.82%), 10/01/2040	369	384
Government National Mtg. Assoc.
2.00%, 02/20/2051	198,302	168,236
2.50%, October 30 TBA	150,000	132,182
3.00%, 04/20/2051 to 05/20/2051	234,996	214,562
3.00%, October 30 TBA	175,000	159,564
3.50%, October 30 TBA	385,000	361,688
4.00%, 10/15/2040 to 10/15/2041	20,897	20,642
4.00%, October 30 TBA	150,000	145,015
4.50%, 06/15/2041	33,716	33,949
5.00%, 01/15/2033 to 01/15/2040	16,436	16,748
5.50%, 04/15/2036	18,071	18,554
6.50%, 07/15/2028 to 11/15/2028	23,464	24,342
7.00%, 01/15/2033 to 11/15/2033	3,566	3,713
8.00%, 02/15/2030	264	264
Uniform Mtg. Backed Securities
1.50%, October 15 TBA	200,000	178,482
2.00%, October 15 TBA	225,000	205,820

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.00%, October 30 TBA		$ 165,000	$ 158,447
4.50%, October 30 TBA		344,000	338,161
5.00%, October 30 TBA		200,000	199,867
5.50%, October 30 TBA		770,000	778,916
6.00%, October 30 TBA		674,000	688,848
			6,358,137
Total U.S. Government & Agency Obligations (cost $12,043,927)			11,429,695
FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Sovereign — 2.5%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	594,000	100,903
Government of Bulgaria
1.38%, 09/23/2050	EUR	10,000	6,735
4.88%, 05/13/2036	EUR	15,000	18,387
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	110,664
Government of Romania
2.63%, 12/02/2040*	EUR	60,000	44,689
2.75%, 04/14/2041	EUR	65,000	48,795
5.88%, 01/30/2029*		36,000	36,870
Peruvian Government International Bond
5.38%, 02/08/2035		10,000	10,240
5.88%, 08/08/2054		10,000	10,482
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	64,006
Republic of Hungary
1.63%, 04/28/2032	EUR	75,000	70,967
Republic of Peru
3.00%, 01/15/2034		10,000	8,567
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	81,260
United Mexican States
4.75%, 03/08/2044		66,000	55,821
6.05%, 01/11/2040		6,000	6,060
Total Foreign Government Obligations (cost $847,864)			674,446
MUNICIPAL SECURITIES — 1.5%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		15,000	14,673
6.32%, 11/01/2029		30,000	30,477
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,927
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	77,805
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		70,000	68,328
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	36,270
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		19,000	21,695
Security Description	Shares or Principal Amount	Value

New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	$ 60,000	$ 58,720
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	65,000	70,543
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	29,101	30,099
Total Municipal Securities (cost $422,751)		417,537
COMMON STOCKS — 17.0%
Advertising — 1.2%
Trade Desk, Inc., Class A†	3,105	340,463
Auto Manufacturers — 1.2%
Tesla, Inc.†	1,277	334,101
Biotechnology — 1.0%
Roivant Sciences, Ltd.†	5,501	63,482
Royalty Pharma PLC, Class A	7,722	218,455
		281,937
Commercial Services — 0.8%
Adyen NV*†	131	204,531
Block, Inc.†	368	24,704
		229,235
Computers — 0.3%
Crowdstrike Holdings, Inc., Class A†	261	73,203
Diversified Financial Services — 0.8%
Intercontinental Exchange, Inc.	1,416	227,466
Healthcare-Products — 0.6%
Danaher Corp.	570	158,471
Internet — 5.2%
Airbnb, Inc., Class A†	1,541	195,414
Amazon.com, Inc.†	1,202	223,969
DoorDash, Inc., Class A†	2,804	400,215
MercadoLibre, Inc.†	76	155,949
Shopify, Inc., Class A†	4,053	324,807
Uber Technologies, Inc.†	1,912	143,706
		1,444,060
REITS — 0.6%
American Tower Corp.	748	173,955
Retail — 0.4%
Floor & Decor Holdings, Inc., Class A†	770	95,611
Software — 4.4%
BILL Holdings, Inc.†	1,457	76,871
Cloudflare, Inc., Class A†	4,546	367,726
MicroStrategy, Inc., Class A†	1,308	220,529
Procore Technologies, Inc.†	1,267	78,199
ROBLOX Corp., Class A†	6,275	277,731
Snowflake, Inc., Class A†	1,689	193,999
		1,215,055
Transportation — 0.5%
Union Pacific Corp.	572	140,987
Total Common Stocks (cost $3,590,112)		4,714,544

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	$ 7
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price: CNY 7.69; Counterparty: Goldman Sachs International)	1,158,753	140
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price: CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	1,144,912	552
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: CNY 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	517,188	966
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: CNY 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	574,542	1,677
Total Purchased Options (cost $13,879)		3,335
Total Long-Term Investment Securities (cost $29,721,863)		29,735,236
REPURCHASE AGREEMENTS — 4.0%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 215,000	215,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	235,000	235,000
BNP Paribas SA Joint Repurchase Agreement(7)	225,000	225,000
Deutsche Bank AG Joint Repurchase Agreement(7)	215,000	215,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	215,000	215,000
Total Repurchase Agreements (cost $1,105,000)		1,105,000
TOTAL INVESTMENTS (cost $30,826,863)(8)	111.4%	30,840,236
Other assets less liabilities	(11.4)	(3,154,311)
NET ASSETS	100.0%	$27,685,925
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income Portfolio has no right to demand registration of these securities. At September 30, 2024, the aggregate value of these securities was $6,333,334 representing 22.9% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2024.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	60,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 567	$ 4,380	$ 4,947
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	69	7,855	7,924
Centrally Cleared	195,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	838	(10,440)	(9,602)
Centrally Cleared	45,000	USD	Fixed 3.743	12-Month SOFR	Annual	Annual	Jun 2035	—	(1,765)	(1,765)
Centrally Cleared	65,000	USD	Fixed 3.671	12-Month SOFR	Annual	Annual	Jun 2035	—	(2,163)	(2,163)
Centrally Cleared	65,000	USD	Fixed 3.657	12-Month SOFR	Annual	Annual	Jun 2035	(4)	(2,081)	(2,085)

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	35,000	USD	Fixed 3.655%	12-Month SOFR	Annual	Annual	Jun 2035	$ —	$ (1,115)	$(1,115)
Centrally Cleared	35,000	USD	Fixed 3.647	12-Month SOFR	Annual	Annual	Jun 2035	—	(1,092)	(1,092)
								$1,470	$(6,421)	$(4,951)
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Emerging Markets Index Series 41	$170,000	USD	$170,000	1.000%	Quarterly	Jun 2029	$6,013	$(2,271)	$3,742
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Euro-OAT	December 2024	$282,528	$282,383	$ 145
3	Short	U.S. Treasury Long Bonds	December 2024	374,730	372,563	2,167
6	Short	U.S. Treasury Ultra Bonds	December 2024	810,435	798,562	11,873
						$14,185
						Unrealized (Depreciation)
6	Long	Australian 10 Year Bonds	December 2024	$ 486,649	$ 482,823	$ (3,826)
21	Long	U.S. Treasury 10 Year Notes	December 2024	2,411,781	2,399,906	(11,875)
16	Long	U.S. Treasury 2 Year Notes	December 2024	3,337,045	3,331,875	(5,170)
8	Long	U.S. Treasury 5 Year Notes	December 2024	880,844	879,063	(1,781)
2	Long	U.S. Treasury Ultra 10 Year Notes	December 2024	237,156	236,593	(563)
4	Short	Euro-BUND	December 2024	593,008	600,744	(7,736)
23	Short	Euro-Schatz	December 2024	2,736,241	2,743,941	(7,700)
						$(38,651)
		Net Unrealized Appreciation (Depreciation)				$(24,466)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	381,000	USD	421,627	12/18/2024	$—	$(3,807)
Goldman Sachs International	BRL	564,000	USD	98,706	12/18/2024	—	(3,897)
Natwest Markets PLC	EUR	23,000	USD	25,681	12/18/2024	—	(2)
Unrealized Appreciation (Depreciation)						$—	$(7,706)

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,092,874	$—	$7,092,874
Asset Backed Securities	—	2,079,928	—	2,079,928
Collateralized Mortgage Obligations	—	3,322,870	—	3,322,870
U.S. Government & Agency Obligations	—	11,429,695	—	11,429,695
Foreign Government Obligations	—	674,446	—	674,446
Municipal Securities	—	417,537	—	417,537
Common Stocks	4,714,544	—	—	4,714,544
Escrows and Litigation Trusts	—	7	—	7
Purchased Options	—	3,335	—	3,335
Repurchase Agreements	—	1,105,000	—	1,105,000
Total Investments at Value	$4,714,544	$26,125,692	$—	$30,840,236
Other Financial Instruments:†
Swaps	$—	$12,235	$—	$12,235
Futures Contracts	14,185	—	—	14,185
Total Other Financial Instruments	$14,185	$12,235	$—	$26,420
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$20,927	$—	$20,927
Futures Contracts	38,651	—	—	38,651
Forward Foreign Currency Contracts	—	7,706	—	7,706
Total Other Financial Instruments	$38,651	$28,633	$—	$67,284
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 20.6%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,570
4.88%, 01/15/2029	35,000	34,575
		39,145
Aerospace/Defense — 0.3%
Boeing Co.
2.95%, 02/01/2030	15,000	13,408
3.60%, 05/01/2034	5,000	4,261
5.93%, 05/01/2060	10,000	9,579
6.30%, 05/01/2029*	10,000	10,521
6.39%, 05/01/2031*	10,000	10,633
L3Harris Technologies, Inc.
5.05%, 06/01/2029	10,000	10,300
5.35%, 06/01/2034	20,000	20,806
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	15,234
		94,742
Agriculture — 0.2%
BAT Capital Corp.
5.83%, 02/20/2031	20,000	21,215
Philip Morris International, Inc.
5.13%, 02/15/2030	15,000	15,561
5.13%, 02/13/2031	10,000	10,394
5.38%, 02/15/2033	15,000	15,688
5.63%, 09/07/2033	27,000	28,742
		91,600
Apparel — 0.4%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	29,737
Tapestry, Inc.
7.05%, 11/27/2025	5,000	5,099
7.35%, 11/27/2028	15,000	15,763
7.70%, 11/27/2030	5,000	5,387
William Carter Co.
5.63%, 03/15/2027*	95,000	94,801
		150,787
Banks — 3.9%
Bank of America Corp.
1.90%, 07/23/2031	5,000	4,338
1.92%, 10/24/2031	50,000	43,082
2.57%, 10/20/2032	10,000	8,768
2.59%, 04/29/2031	45,000	40,808
2.69%, 04/22/2032	75,000	66,890
2.97%, 02/04/2033	10,000	8,955
5.47%, 01/23/2035	10,000	10,516
5.93%, 09/15/2027	30,000	30,891
Bank of New York Mellon Corp.
4.98%, 03/14/2030	5,000	5,164
5.06%, 07/22/2032	15,000	15,521
5.19%, 03/14/2035	15,000	15,573
6.32%, 10/25/2029	20,000	21,513
Citigroup, Inc.
1.28%, 11/03/2025	35,000	34,864
5.17%, 02/13/2030	15,000	15,409
Citizens Financial Group, Inc.
5.72%, 07/23/2032	15,000	15,556
5.84%, 01/23/2030	35,000	36,410
6.65%, 04/25/2035	5,000	5,490
Security Description	Shares or Principal Amount	Value

Banks (continued)
Comerica, Inc.
5.98%, 01/30/2030	$ 5,000	$ 5,154
Deutsche Bank AG
2.13%, 11/24/2026	150,000	145,258
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	45,000	39,767
3.81%, 04/23/2029	10,000	9,804
5.05%, 07/23/2030	25,000	25,652
5.73%, 04/25/2030	20,000	21,019
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	204,068
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,000	2,639
2.58%, 04/22/2032	40,000	35,673
3.51%, 01/23/2029	15,000	14,649
3.70%, 05/06/2030	65,000	63,221
4.01%, 04/23/2029	15,000	14,840
5.00%, 07/22/2030	25,000	25,706
5.30%, 07/24/2029	20,000	20,694
5.34%, 01/23/2035	40,000	41,810
5.58%, 04/22/2030	25,000	26,240
6.07%, 10/22/2027	15,000	15,546
M&T Bank Corp.
5.05%, 01/27/2034	5,000	4,960
7.41%, 10/30/2029	55,000	60,245
Morgan Stanley
1.79%, 02/13/2032	25,000	21,162
2.24%, 07/21/2032	30,000	25,828
5.45%, 07/20/2029	5,000	5,196
5.66%, 04/18/2030	20,000	21,038
6.41%, 11/01/2029	10,000	10,746
Morgan Stanley VRS
3.59%, 07/22/2028(1)	25,000	24,496
Wells Fargo & Co.
2.57%, 02/11/2031	5,000	4,540
2.88%, 10/30/2030	25,000	23,188
3.00%, 10/23/2026	20,000	19,547
3.35%, 03/02/2033	24,000	21,940
4.90%, 07/25/2033	30,000	30,344
5.39%, 04/24/2034	10,000	10,372
5.50%, 01/23/2035	15,000	15,724
5.57%, 07/25/2029	55,000	57,222
6.49%, 10/23/2034	15,000	16,762
		1,464,798
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2033	33,000	34,355
Royalty Pharma PLC
2.15%, 09/02/2031	20,000	17,043
2.20%, 09/02/2030	15,000	13,136
3.55%, 09/02/2050	15,000	10,869
5.15%, 09/02/2029	10,000	10,257
		85,660
Building Materials — 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	53,938
Standard Industries, Inc.
4.38%, 07/15/2030*	65,000	61,523
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	5,000	5,211
		120,672

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	$ 20,000	$ 20,724
6.33%, 07/15/2029	5,000	5,302
6.55%, 11/15/2030	5,000	5,389
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,562
		35,977
Commercial Services — 0.5%
Block, Inc.
3.50%, 06/01/2031	15,000	13,678
6.50%, 05/15/2032*	45,000	46,859
Howard University
2.80%, 10/01/2030	5,000	4,507
2.90%, 10/01/2031	25,000	21,819
3.48%, 10/01/2041	10,000	7,839
Service Corp. International
3.38%, 08/15/2030	55,000	49,846
5.13%, 06/01/2029	37,000	36,950
5.75%, 10/15/2032	5,000	5,033
		186,531
Computers — 0.3%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	15,000	14,546
Gartner, Inc.
4.50%, 07/01/2028*	25,000	24,744
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	15,000	14,851
Insight Enterprises, Inc.
6.63%, 05/15/2032*	50,000	52,189
		106,330
Diversified Financial Services — 0.3%
Capital One Financial Corp.
1.88%, 11/02/2027	5,000	4,751
5.47%, 02/01/2029	10,000	10,251
7.62%, 10/30/2031	45,000	51,144
Discover Financial Services
7.96%, 11/02/2034	20,000	23,500
Synchrony Financial
5.94%, 08/02/2030	15,000	15,410
		105,056
Electric — 2.9%
AES Corp.
3.30%, 07/15/2025*	20,000	19,709
Alabama Power Co.
3.45%, 10/01/2049	25,000	19,234
4.15%, 08/15/2044	15,000	13,118
Ameren Corp.
5.00%, 01/15/2029	10,000	10,237
American Electric Power Co., Inc.
6.95%, 12/15/2054	20,000	21,283
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	10,426
6.35%, 12/15/2032	5,000	5,497
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	15,000	16,140
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,923
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,698
Security Description	Shares or Principal Amount	Value

Electric (continued)
Dominion Energy, Inc.
3.38%, 04/01/2030	$ 15,000	$ 14,217
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	13,483
Duke Energy Corp.
2.55%, 06/15/2031	10,000	8,840
4.85%, 01/05/2029	15,000	15,305
5.00%, 08/15/2052	5,000	4,734
5.80%, 06/15/2054	5,000	5,278
Duke Energy Indiana LLC
2.75%, 04/01/2050	20,000	13,134
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	10,455
Duke Energy Progress LLC
3.70%, 10/15/2046	30,000	24,140
4.00%, 04/01/2052	10,000	8,353
4.38%, 03/30/2044	21,000	19,028
Edison International
4.13%, 03/15/2028	5,000	4,956
5.25%, 11/15/2028	15,000	15,412
6.95%, 11/15/2029	45,000	49,600
8.13%, 06/15/2053	15,000	15,750
Emera, Inc.
6.75%, 06/15/2076	15,000	15,086
Eversource Energy
3.38%, 03/01/2032	11,000	10,013
5.13%, 05/15/2033	30,000	30,509
5.50%, 01/01/2034	10,000	10,380
Georgia Power Co.
4.30%, 03/15/2042	8,000	7,283
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	10,718
National Grid PLC
5.60%, 06/12/2028	5,000	5,221
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	25,000	22,345
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	10,000	9,497
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	25,000	25,503
NSTAR Electric Co.
5.40%, 06/01/2034	10,000	10,557
Ohio Edison Co.
5.50%, 01/15/2033*	15,000	15,599
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033	5,000	5,391
Pacific Gas & Electric Co.
2.50%, 02/01/2031	10,000	8,761
4.55%, 07/01/2030	45,000	44,652
5.25%, 03/01/2052	5,000	4,739
5.45%, 06/15/2027	10,000	10,238
5.90%, 06/15/2032	30,000	31,747
6.10%, 01/15/2029	15,000	15,837
6.15%, 01/15/2033	30,000	32,205
6.40%, 06/15/2033	20,000	21,860
PG&E Corp.
7.38%, 03/15/2055	5,000	5,244
Public Service Electric & Gas Co.
5.45%, 03/01/2054	10,000	10,617
Public Service Enterprise Group, Inc.
5.45%, 04/01/2034	5,000	5,208
6.13%, 10/15/2033	20,000	21,785

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Puget Energy, Inc.
2.38%, 06/15/2028	$ 20,000	$ 18,519
4.10%, 06/15/2030	17,000	16,377
4.22%, 03/15/2032	18,000	16,925
Sempra
3.70%, 04/01/2029	16,000	15,516
6.40%, 10/01/2054	20,000	20,038
Southern California Edison Co.
2.85%, 08/01/2029	15,000	14,083
5.20%, 06/01/2034	15,000	15,548
5.75%, 04/15/2054	5,000	5,348
5.88%, 12/01/2053	15,000	16,269
5.95%, 11/01/2032	5,000	5,442
Southern Co.
3.25%, 07/01/2026	30,000	29,480
4.85%, 03/15/2035	20,000	20,161
5.20%, 06/15/2033	20,000	20,725
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	3,090
5.00%, 04/01/2033	26,000	26,633
5.00%, 01/15/2034	25,000	25,611
5.05%, 08/15/2034	5,000	5,133
5.35%, 01/15/2054	5,000	5,113
Wisconsin Power & Light Co.
5.38%, 03/30/2034	5,000	5,234
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	51,827
4.60%, 06/01/2032	13,000	12,879
		1,101,896
Engineering & Construction — 0.4%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	158,205
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	10,000	9,473
4.28%, 03/15/2032	40,000	35,533
5.05%, 03/15/2042	10,000	8,163
5.14%, 03/15/2052	61,000	47,048
WMG Acquisition Corp.
3.88%, 07/15/2030*	70,000	65,253
		165,470
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*	90,000	88,723
Republic Services, Inc.
1.45%, 02/15/2031	10,000	8,381
5.20%, 11/15/2034	10,000	10,441
Veralto Corp.
5.35%, 09/18/2028	20,000	20,828
		128,373
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	20,000	20,315
Tyson Foods, Inc.
5.40%, 03/15/2029	20,000	20,767
5.70%, 03/15/2034	5,000	5,268
		46,350
Security Description	Shares or Principal Amount	Value

Gas — 0.3%
KeySpan Gas East Corp.
5.99%, 03/06/2033*	$ 5,000	$ 5,242
NiSource, Inc.
3.49%, 05/15/2027	25,000	24,562
3.60%, 05/01/2030	14,000	13,443
5.35%, 04/01/2034	5,000	5,191
Southern California Gas Co.
5.20%, 06/01/2033	15,000	15,592
5.60%, 04/01/2054	30,000	31,801
		95,831
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.30%, 02/15/2030	5,000	5,318
Healthcare-Products — 0.4%
Avantor Funding, Inc.
4.63%, 07/15/2028*	55,000	53,757
Hologic, Inc.
4.63%, 02/01/2028*	48,000	47,094
Smith & Nephew PLC
5.40%, 03/20/2034	10,000	10,400
Solventum Corp.
5.40%, 03/01/2029*	25,000	25,720
5.45%, 03/13/2031*	5,000	5,154
		142,125
Healthcare-Services — 0.8%
Centene Corp.
2.45%, 07/15/2028	5,000	4,605
4.63%, 12/15/2029	80,000	78,286
Cigna Group
5.00%, 05/15/2029	25,000	25,748
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,764
Elevance Health, Inc.
5.38%, 06/15/2034	15,000	15,768
HCA, Inc.
3.38%, 03/15/2029	30,000	28,642
5.45%, 09/15/2034	5,000	5,145
5.60%, 04/01/2034	20,000	20,841
Humana, Inc.
5.38%, 04/15/2031	25,000	25,894
Kaiser Foundation Hospitals
2.81%, 06/01/2041	8,000	6,169
3.00%, 06/01/2051	10,000	7,171
UnitedHealth Group, Inc.
2.75%, 05/15/2040	27,000	20,666
3.50%, 08/15/2039	10,000	8,620
4.95%, 01/15/2032	15,000	15,514
4.95%, 05/15/2062	5,000	4,836
5.38%, 04/15/2054	20,000	20,791
5.75%, 07/15/2064	10,000	10,795
6.05%, 02/15/2063	5,000	5,661
		309,916
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	14,000	13,909
5.75%, 01/15/2028*	40,000	40,699
		54,608

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 0.4%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	$ 5,000	$ 5,224
Aon North America, Inc.
5.45%, 03/01/2034	25,000	26,248
Athene Global Funding
2.65%, 10/04/2031*	45,000	38,614
2.72%, 01/07/2029*	25,000	23,098
Athene Holding, Ltd.
5.88%, 01/15/2034	5,000	5,233
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	40,000	36,609
Equitable Holdings, Inc.
4.35%, 04/20/2028	5,000	4,981
Marsh & McLennan Cos., Inc.
2.38%, 12/15/2031	13,000	11,377
4.75%, 03/15/2039	6,000	5,907
		157,291
Internet — 0.4%
Gen Digital, Inc.
5.00%, 04/15/2025*	45,000	44,743
6.75%, 09/30/2027*	25,000	25,687
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	81,699
Uber Technologies, Inc.
4.80%, 09/15/2034	5,000	4,993
		157,122
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	71,160
New Mountain Finance Corp.
6.88%, 02/01/2029	10,000	10,123
		81,283
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	5,000	5,055
Lodging — 0.0%
Las Vegas Sands Corp.
6.20%, 08/15/2034	15,000	15,707
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,202
5.80%, 03/21/2034	25,000	26,143
Otis Worldwide Corp.
2.57%, 02/15/2030	25,000	22,906
		59,251
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	63,453
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	10,000	8,904
2.80%, 04/01/2031	10,000	8,557
3.50%, 03/01/2042	10,000	6,949
6.55%, 06/01/2034	10,000	10,402
Comcast Corp.
2.89%, 11/01/2051	23,000	15,455
3.20%, 07/15/2036	6,000	5,151
3.25%, 11/01/2039	27,000	22,084
Security Description	Shares or Principal Amount	Value

Media (continued)
5.65%, 06/01/2054	$ 10,000	$ 10,679
Cox Communications, Inc.
2.60%, 06/15/2031*	25,000	21,529
5.45%, 09/01/2034*	20,000	20,253
Paramount Global
4.38%, 03/15/2043	32,000	23,676
5.25%, 04/01/2044	15,000	11,950
5.85%, 09/01/2043	5,000	4,361
6.88%, 04/30/2036	5,000	5,066
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	25,000	23,586
4.13%, 07/01/2030*	45,000	40,809
Time Warner Cable LLC
4.50%, 09/15/2042	45,000	34,482
5.88%, 11/15/2040	30,000	27,205
		364,551
Mining — 0.3%
Glencore Funding LLC
5.37%, 04/04/2029*	25,000	25,843
5.63%, 04/04/2034*	40,000	41,745
6.38%, 10/06/2030*	30,000	32,611
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	16,742
		116,941
Oil & Gas — 1.7%
Apache Corp.
4.88%, 11/15/2027	30,000	29,986
BP Capital Markets America, Inc.
4.81%, 02/13/2033	30,000	30,401
4.89%, 09/11/2033	23,000	23,403
4.99%, 04/10/2034	15,000	15,326
5.23%, 11/17/2034	10,000	10,411
ConocoPhillips Co.
4.03%, 03/15/2062	15,000	12,090
5.55%, 03/15/2054	5,000	5,227
5.70%, 09/15/2063	15,000	15,998
Diamondback Energy, Inc.
5.40%, 04/18/2034	5,000	5,104
5.75%, 04/18/2054	5,000	5,038
5.90%, 04/18/2064	5,000	5,040
6.25%, 03/15/2033	15,000	16,177
Ecopetrol SA
4.63%, 11/02/2031	35,000	30,048
8.38%, 01/19/2036	55,000	56,237
8.63%, 01/19/2029	25,000	26,974
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	50,000	42,765
8.50%, 09/30/2033*	5,000	4,726
Equinor ASA
3.63%, 04/06/2040	20,000	17,267
Hess Corp.
7.13%, 03/15/2033	18,000	20,774
7.30%, 08/15/2031	23,000	26,338
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	47,329
Ovintiv, Inc.
6.63%, 08/15/2037	5,000	5,365
7.38%, 11/01/2031	40,000	45,130
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	5,000	4,938
7.15%, 10/01/2033	10,000	10,768

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Phillips 66 Co.
5.25%, 06/15/2031	$ 15,000	$ 15,511
5.30%, 06/30/2033	20,000	20,617
Shell International Finance BV
2.88%, 11/26/2041	15,000	11,450
3.00%, 11/26/2051	2,000	1,395
3.25%, 04/06/2050	15,000	11,132
TotalEnergies Capital SA
4.72%, 09/10/2034	10,000	10,050
5.43%, 09/10/2064	15,000	15,096
5.64%, 04/05/2064	20,000	20,855
Viper Energy, Inc.
5.38%, 11/01/2027*	28,000	27,885
		646,851
Packaging & Containers — 0.3%
Ball Corp.
6.00%, 06/15/2029	85,000	87,967
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	39,564
		127,531
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.95%, 03/15/2031	10,000	10,398
5.40%, 03/15/2054	5,000	5,302
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	10,000	10,594
CVS Health Corp.
2.70%, 08/21/2040	15,000	10,651
4.13%, 04/01/2040	5,000	4,283
5.05%, 03/25/2048	15,000	13,691
Eli Lilly & Co.
4.20%, 08/14/2029	5,000	5,048
4.60%, 08/14/2034	5,000	5,078
		65,045
Pipelines — 0.8%
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	5,000	5,043
5.68%, 01/15/2034*	5,000	5,157
6.04%, 08/15/2028*	25,000	26,140
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	10,000	10,670
Enbridge, Inc.
5.63%, 04/05/2034	25,000	26,220
5.70%, 03/08/2033	18,000	18,971
Energy Transfer LP
6.05%, 12/01/2026	15,000	15,526
6.40%, 12/01/2030	20,000	21,788
Enterprise Products Operating LLC
3.30%, 02/15/2053	5,000	3,575
EQM Midstream Partners LP
4.13%, 12/01/2026	35,000	34,550
Hess Midstream Operations LP
6.50%, 06/01/2029*	35,000	36,227
MPLX LP
5.50%, 06/01/2034	25,000	25,685
Oneok, Inc.
4.40%, 10/15/2029	5,000	4,983
4.75%, 10/15/2031	5,000	5,000
5.05%, 11/01/2034	10,000	9,954
5.85%, 11/01/2064	10,000	9,924
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
ONEOK, Inc.
6.10%, 11/15/2032	$ 20,000	$ 21,530
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,980
Whistler Pipeline LLC
5.70%, 09/30/2031*	15,000	15,529
5.95%, 09/30/2034*	10,000	10,355
		321,807
Private Equity — 0.1%
Brookfield Finance, Inc.
5.68%, 01/15/2035	30,000	31,488
REITS — 0.6%
American Tower Corp.
1.45%, 09/15/2026	15,000	14,201
2.40%, 03/15/2025	5,000	4,940
3.80%, 08/15/2029	10,000	9,729
Brandywine Operating Partnership LP
8.88%, 04/12/2029	10,000	11,052
Cousins Properties LP
5.88%, 10/01/2034	15,000	15,400
Crown Castle, Inc.
4.80%, 09/01/2028	33,000	33,376
5.00%, 01/11/2028	20,000	20,350
5.60%, 06/01/2029	10,000	10,453
NNN REIT, Inc.
5.50%, 06/15/2034	5,000	5,203
Piedmont Operating Partnership LP
6.88%, 07/15/2029	15,000	15,764
Regency Centers LP
5.25%, 01/15/2034	20,000	20,645
SBA Tower Trust
2.84%, 01/15/2050*	40,000	39,713
VICI Properties LP
4.95%, 02/15/2030	14,000	14,083
		214,909
Retail — 0.4%
AutoZone, Inc.
4.75%, 08/01/2032	9,000	9,033
5.40%, 07/15/2034	10,000	10,375
6.55%, 11/01/2033	10,000	11,180
FirstCash, Inc.
4.63%, 09/01/2028*	55,000	53,097
5.63%, 01/01/2030*	40,000	39,633
Home Depot, Inc.
5.30%, 06/25/2054	5,000	5,255
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	5,000	5,040
		133,613
Semiconductors — 0.3%
Broadcom, Inc.
4.15%, 02/15/2028	25,000	24,974
5.05%, 07/12/2029	10,000	10,301
Intel Corp.
3.05%, 08/12/2051	7,000	4,483
3.10%, 02/15/2060	5,000	3,041
5.15%, 02/21/2034	10,000	10,104
5.70%, 02/10/2053	2,000	1,970
5.90%, 02/10/2063	7,000	7,026
Marvell Technology, Inc.
2.45%, 04/15/2028	13,000	12,133

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	$ 15,000	$ 15,147
5.55%, 12/01/2028	10,000	10,381
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,907
		117,467
Software — 0.8%
Constellation Software, Inc.
5.46%, 02/16/2034*	5,000	5,227
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	58,055
MSCI, Inc.
3.63%, 11/01/2031*	20,000	18,406
Open Text Corp.
3.88%, 12/01/2029*	70,000	65,071
6.90%, 12/01/2027*	10,000	10,548
Oracle Corp.
2.30%, 03/25/2028	20,000	18,782
3.60%, 04/01/2040	6,000	4,992
3.85%, 04/01/2060	18,000	13,550
4.90%, 02/06/2033	26,000	26,481
SS&C Technologies, Inc.
5.50%, 09/30/2027*	65,000	64,972
		286,084
Telecommunications — 0.4%
AT&T, Inc.
3.65%, 09/15/2059	2,000	1,451
3.80%, 12/01/2057	25,000	18,928
4.50%, 05/15/2035	10,000	9,738
Cisco Systems, Inc.
4.95%, 02/26/2031	15,000	15,679
5.35%, 02/26/2064	10,000	10,619
Nokia Oyj
6.63%, 05/15/2039	15,000	15,919
T-Mobile USA, Inc.
2.05%, 02/15/2028	25,000	23,289
4.70%, 01/15/2035	15,000	14,947
5.05%, 07/15/2033	15,000	15,375
5.75%, 01/15/2034	10,000	10,739
		136,684
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	34,919
4.00%, 07/15/2025*	10,000	9,938
5.35%, 03/30/2029*	5,000	5,163
5.75%, 05/24/2026*	20,000	20,362
6.05%, 08/01/2028*	5,000	5,263
		75,645
Total Corporate Bonds & Notes (cost $7,820,346)		7,803,715
ASSET BACKED SECURITIES — 4.7%
Auto Loan Receivables — 1.3%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	20,000	20,091
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	50,251	50,383
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	$ 20,000	$ 20,167
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	64,932	65,490
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	20,000	20,367
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	15,028
Exeter Automobile Receivables Trust
Series 2020-1A, Class D 2.73%, 12/15/2025*	1,912	1,910
Series 2023-3A, Class B 6.11%, 09/15/2027	9,000	9,036
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	10,033
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	19,091
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B 5.16%, 08/16/2029	5,000	5,110
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	101,869
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	26,818	26,895
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	15,012
Series 2023-3, Class B 5.61%, 07/17/2028	30,000	30,387
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,609
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	10,000	10,126
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	15,000	15,515
Westlake Automobile Receivables Trust
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	10,049
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	15,223
		492,391
Home Equity — 0.4%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.54%, (TSFR1M+1.69%), 10/25/2034	2,476	2,458
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.17%, (TSFR1M+0.31%), 02/25/2037	25,219	12,029

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.47%, (TSFR1M+0.61%), 11/25/2036	$ 138,922	$ 130,570
		145,057
Other Asset Backed Securities — 3.0%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	45,000	45,911
Series 2022-1A, Class A2 6.35%, 10/15/2047*	60,000	60,612
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	10,134
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,350
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,625	44,798
Series 2019-1A, Class A2 3.67%, 10/25/2049*	48,000	45,643
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	56,850	56,389
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	94,797	90,076
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,271	98,222
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	59,925	53,326
Pretium Mtg. Credit Partners LLC
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	47,367	47,138
Series 2021-RN1, Class A1 4.99%, 02/25/2061*(2)	42,564	42,461
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.10%, (TSFR1M+0.24%), 05/25/2037	48,212	36,580
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	40,619
Series 2024-1A, Class A2 5.90%, 03/25/2049*	25,000	25,660
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	40,000	41,269
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	24,144
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	105,127	94,432
VB-S1 Issuer LLC
Series 2024-1A, Class C2 5.59%, 05/15/2054*	30,000	30,487
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.69%, (TSFR3M+1.39%), 04/15/2034*	100,000	99,778
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(2)	$ 27,342	$ 27,361
VOLT XCIX LLC
Series 2021-NPL8, Class A1 5.12%, 04/25/2051*(2)	30,081	29,914
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(2)	31,011	30,885
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	46,619	45,236
		1,136,425
Total Asset Backed Securities (cost $1,711,276)		1,773,873
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.1%
Commercial and Residential — 7.7%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	117,823
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	9,756	9,215
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	18,096	15,456
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	33,154	28,660
Series 2020-3, Class A1 1.69%, 04/25/2065*(1)	18,086	16,940
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	31,011	27,541
BANK
Series 2024-BNK47, Class A5 5.72%, 06/15/2057	60,000	64,886
BANK VRS
Series 2017-BNK8, Class XA 0.84%, 11/15/2050(1)(3)	805,481	14,687
Series 2019-BN20, Class XA 0.93%, 09/15/2062(1)(3)	886,631	29,058
Series 2024-BNK48, Class XA 1.42%, 09/15/2034(1)(3)	172,000	15,524
BBCMS Mtg. Trust
Series 2024-C26, Class A5 5.83%, 05/15/2057	40,000	43,609
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.46%, 02/25/2036(1)	23,977	21,138
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.60%, 07/15/2051(1)(3)	312,978	4,236
Series 2018-B1, Class XA 0.66%, 01/15/2051(1)(3)	133,946	1,913
Series 2018-B8, Class XA 0.78%, 01/15/2052(1)(3)	891,831	18,586
Series 2019-B10, Class XA 1.38%, 03/15/2062(1)(3)	279,782	12,766
Series 2020-B22, Class XA 1.62%, 01/15/2054(1)(3)	162,451	11,804
Series 2020-B18, Class XA 1.91%, 07/15/2053(1)(3)	96,021	5,385

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BOCA Commercial Mtg. Trust FRS
Series 2024-BOCA, Class B 7.44%, (TSFR1M+2.34%), 08/15/2041*	$ 100,000	$ 99,875
BX Trust FRS
Series 2024-PAT, Class B 8.14%, (TSFR1M+3.04%), 03/15/2041*	10,000	10,019
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.33%, (H15T1Y+2.4%), 03/25/2036	11,184	10,601
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	28,977	24,819
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	66,444	55,099
Series 2021-HX1, Class A1 1.11%, 10/25/2066*(1)	63,958	54,484
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	125,105	124,391
Series 2014-CR21, Class A3 3.53%, 12/10/2047	10,623	10,585
Series 2013-300P, Class A1 4.35%, 08/10/2030*	195,000	189,849
Commercial Mtg. Trust VRS
Series 2024-277P, Class B 7.23%, 08/10/2044*(1)	35,000	36,943
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.08%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,053
Series 2019-HRP1, Class M2 7.54%, (SOFR30A+2.26%), 11/25/2039*	3,570	3,594
Series 2023-R05, Class 1M2 8.36%, (SOFR30A+3.10%), 06/25/2043*	18,000	18,873
Series 2021-R01, Class 1B1 8.38%, (SOFR30A+3.10%), 10/25/2041*	56,600	58,323
Series 2022-R01, Class 1B1 8.43%, (SOFR30A+3.15%), 12/25/2041*	59,000	60,906
Series 2017-C01, Class 1M2 8.94%, (SOFR30A+3.66%), 07/25/2029	10,320	10,672
Series 2016-C07, Class 2M2 9.74%, (SOFR30A+4.46%), 05/25/2029	17,767	18,566
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	18,688	9,213
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	23,042	22,756
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.84%, 06/15/2057(1)(3)	862,986	1,960
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(1)	44,086	38,230
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(1)	80,994	73,616
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	22,163	20,128
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	120,605
Series 2016-C1, Class ASB 3.04%, 05/10/2049	24,942	24,638
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(1)(3)	$ 98,878	$ 4,740
DC Trust VRS
Series 2024-HLTN, Class A 5.93%, 04/13/2040*(1)	10,000	10,197
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.57%, 05/25/2035(1)	17,180	15,818
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(1)	47,692	40,827
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	124,533	102,799
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,445	30,135
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.45%, 07/10/2051(1)(3)	1,165,478	13,781
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.77%, 02/13/2053(1)(3)	980,433	25,460
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.42%, 03/25/2047(1)	9,894	6,113
Series 2006-AR2, Class 3A1 5.95%, 04/25/2036(1)	3,078	1,855
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.51%, (TSFR1M+0.38%), 05/25/2035	14,518	13,536
Imperial Fund Mtg. Trust
Series 2022-NQM2, Class A1 3.64%, 03/25/2067*(2)	80,736	76,618
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,000
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 5.52%, 02/25/2035(1)	4,673	4,427
Series 2005-A1, Class 2A1 6.55%, 12/25/2034(1)	3,909	3,974
MFA Trust VRS
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(1)	41,008	36,288
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	21,438	20,021
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.06%, 12/15/2047(1)(3)	126,284	3
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.45%, 06/15/2050(1)(3)	99,004	2,201
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	19,965	7,159
MortgageIT Trust FRS
Series 2005-4, Class A1 5.53%, (TSFR1M+0.67%), 10/25/2035	15,150	14,950

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.47%, (TSFR1M+1.61%), 06/25/2057*	$ 18,273	$ 18,508
New Residential Mtg. Loan Trust VRS
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(1)	12,996	12,306
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	21,448	20,609
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	20,608	19,682
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	20,454	19,807
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	60,581	52,085
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(1)	6,871	6,266
OBX Trust VRS
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(1)	70,721	63,660
PRPM LLC
Series 2021-9, Class A1 2.36%, 10/25/2026*(2)	53,105	53,111
Series 2021-5, Class A1 4.79%, 06/25/2026*(2)	63,410	63,130
Series 2021-3, Class A1 4.87%, 04/25/2026*(2)	37,608	37,477
Series 2021-4, Class A1 4.87%, 04/25/2026*(2)	56,512	56,425
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	95,000	88,553
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(1)	45,779	37,785
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(1)	46,810	40,228
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	71,579	63,045
Towd Point Mtg. Trust VRS
Series 2017-6, Class A1 2.75%, 10/25/2057*(1)	21,354	20,782
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	86,636	78,359
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(1)	50,000	52,871
Verus Securitization Trust
Series 2021-7, Class A1 1.83%, 10/25/2066*(2)	69,022	61,885
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(1)	25,788	23,613
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(1)(3)	514,760	2,713
Series 2015-NXS1, Class D 4.22%, 05/15/2048(1)	10,000	9,197
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 7.40%, 10/25/2036(1)	$ 6,540	$ 5,880
		2,928,904
U.S. Government Agency — 2.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	79,000	77,545
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(1)(3)	198,621	6,315
Series K064, Class X1 0.73%, 03/25/2027(1)(3)	332,786	4,104
Series K124, Class X1 0.81%, 12/25/2030(1)(3)	288,129	10,584
Series K122, Class X1 0.97%, 11/25/2030(1)(3)	98,680	4,209
Series K121, Class X1 1.12%, 10/25/2030(1)(3)	121,461	5,904
Series K114, Class X1 1.21%, 06/25/2030(1)(3)	228,120	11,997
Series K104, Class X1 1.23%, 01/25/2030(1)(3)	183,169	8,746
Series K111, Class X1 1.68%, 05/25/2030(1)(3)	98,918	7,120
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	46	46
Series 3964, Class MD 2.00%, 01/15/2041	250	246
Series 5170, Class DP 2.00%, 07/25/2050	41,701	36,886
Series 4961, Class JB 2.50%, 12/15/2042	23,329	21,576
Series 3883, Class PB 3.00%, 05/15/2041	7,011	6,761
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	16,042	14,851
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.18%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,686
Series 2021-HQA3, Class B1 8.63%, (SOFR30A+3.35%), 09/25/2041*	60,000	61,766
Series 2022-DNA4, Class M1B 8.63%, (SOFR30A+3.35%), 05/25/2042*	30,000	31,446
Series 2023-HQA2, Class M1B 8.63%, (SOFR30A+3.35%), 06/25/2043*	50,000	52,425
Series 2021-DNA6, Class B1 8.68%, (SOFR30A+3.40%), 10/25/2041*	60,000	61,861
Series 2022-HQA1, Class M1B 8.78%, (SOFR30A+3.50%), 03/25/2042*	10,000	10,486
Series 2023-HQA1, Class M1B 8.78%, (SOFR30A+3.50%), 05/25/2043*	50,000	52,928
Series 2022-HQA3, Class M1B 8.83%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,552
Series 2021-DNA7, Class B1 8.93%, (SOFR30A+3.65%), 11/25/2041*	25,000	26,014
Series 2022-DNA6, Class M1B 8.98%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,125

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2022-HQA2, Class M1B 9.28%, (SOFR30A+4.00%), 07/25/2042*	$ 20,000	$ 21,271
Series 2022-DNA5, Class M1B 9.78%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,530
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	13,273	12,462
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	3,105	3,054
Series 2011-117, Class MA 2.00%, 08/25/2040	135	134
Series 2012-21, Class PQ 2.00%, 09/25/2041	3,926	3,716
Series 2012-18, Class GA 2.00%, 12/25/2041	7,406	6,933
Series 2016-11, Class GA 2.50%, 03/25/2046	11,241	10,511
Series 2019-54, Class KC 2.50%, 09/25/2049	38,958	36,490
Series 2015-48, Class QB 3.00%, 02/25/2043	7,172	7,007
Series 2016-38, Class NA 3.00%, 01/25/2046	5,577	5,229
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	26,659
Series 2017-34, Class JK 3.00%, 05/25/2047	3,972	3,877
Series 2019-45, Class PT 3.00%, 08/25/2049	16,119	14,810
Series 2012-52, Class PA 3.50%, 05/25/2042	6,551	6,357
Series 2017-26, Class CG 3.50%, 07/25/2044	5,029	4,992
Series 2018-23, Class LA 3.50%, 04/25/2048	16,004	15,311
Series 2019-14, Class CA 3.50%, 04/25/2049	16,409	15,902
Series 2017-35, Class AH 3.50%, 04/25/2053	5,946	5,885
Series 2017-84, Class KA 3.50%, 04/25/2053	7,468	7,360
Series 2018-70, Class HA 3.50%, 10/25/2056	10,705	10,527
Series 2019-12, Class HA 3.50%, 11/25/2057	16,548	16,030
Series 2017-49, Class JA 4.00%, 07/25/2053	6,162	6,121
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	68,741
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	6,034	5,830
Series 2005-74, Class HA 7.50%, 09/16/2035	1	1
Series 2005-74, Class HB 7.50%, 09/16/2035	548	557
		919,476
Total Collateralized Mortgage Obligations (cost $4,212,330)		3,848,380
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 32.7%
U.S. Government — 13.8%
United States Treasury Bonds
2.25%, 08/15/2046	$ 175,000	$ 125,282
2.50%, 02/15/2045(4)(5)	363,000	277,440
2.88%, 08/15/2045	400,000	325,109
3.00%, 11/15/2045 to 08/15/2052	685,000	554,865
3.13%, 08/15/2044	204,000	173,974
3.38%, 08/15/2042 to 11/15/2048	800,000	700,656
3.63%, 08/15/2043	295,000	273,198
4.13%, 08/15/2053	215,000	214,101
4.25%, 08/15/2054	655,000	668,816
United States Treasury Bonds TIPS
0.25%, 02/15/2050(6)	152,919	101,452
0.63%, 02/15/2043(6)	6,840	5,489
0.75%, 02/15/2045(6)	120,211	96,053
1.38%, 02/15/2044(6)	40,487	36,914
United States Treasury Notes
2.38%, 03/31/2029	490,000	465,557
3.13%, 08/31/2027	464,000	458,254
4.00%, 02/15/2034	395,000	401,789
4.50%, 11/15/2033	40,000	42,242
United States Treasury Notes TIPS
1.75%, 01/15/2034(6)	291,617	294,851
		5,216,042
U.S. Government Agency — 18.9%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	342,145	283,763
2.50%, 01/01/2028 to 12/01/2051	294,017	254,407
3.00%, 08/01/2027	4,051	3,975
3.50%, 03/01/2042 to 09/01/2043	30,426	29,070
4.00%, 09/01/2040 to 10/01/2043	17,888	17,621
4.50%, 01/01/2039 to 08/01/2052	309,528	304,673
5.00%, 05/01/2034 to 10/01/2052	326,428	326,993
5.50%, 05/01/2037 to 06/01/2037	2,591	2,678
6.50%, 05/01/2029 to 07/01/2035	834	867
Federal Home Loan Mtg. Corp. FRS
6.74%, (RFUCCT6M+1.49%), 02/01/2037	391	397
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	1,027,288	854,623
2.50%, 04/01/2028 to 08/01/2052	364,371	319,139
2.66%, 03/01/2027	375,145	363,848
3.00%, 10/01/2027 to 06/01/2052	321,880	291,706
3.50%, 08/01/2043	48,289	45,927
4.00%, 11/01/2025	138	137
4.50%, 01/01/2039 to 12/01/2052	249,885	246,338
5.00%, 05/01/2035 to 07/01/2040	5,453	5,617
5.50%, 12/01/2029 to 06/01/2038	16,651	17,114
6.00%, 06/01/2026 to 05/01/2034	19,363	19,990
6.50%, 06/01/2035 to 10/01/2037	11,002	11,491
7.00%, 06/01/2037	3,182	3,413
Federal National Mtg. Assoc. FRS
6.67%, (RFUCCT1Y+1.57%), 05/01/2037	653	676
7.32%, (RFUCCT1Y+1.82%), 10/01/2040	774	807
Government National Mtg. Assoc.
2.00%, 12/20/2050	70,054	59,462
2.50%, 07/20/2051	401,740	354,195
3.00%, 04/20/2051 to 05/20/2051	234,996	214,563
3.00%, October 30 TBA	175,000	159,564
3.50%, October 30 TBA	660,000	620,036
4.00%, 09/15/2040 to 11/15/2040	21,594	21,253
4.50%, 02/15/2039 to 08/15/2041	34,704	34,942
5.50%, 05/15/2036	1,946	2,015

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.00%, 09/15/2032 to 12/15/2033		$ 11,917	$ 12,473
7.00%, 07/15/2033 to 11/15/2033		3,095	3,213
Uniform Mtg. Backed Securities
1.50%, October 15 TBA		200,000	178,482
2.00%, October 15 TBA		200,000	182,951
4.00%, October 30 TBA		190,000	182,454
5.00%, October 30 TBA		200,000	199,867
5.50%, October 30 TBA		770,000	778,916
6.00%, October 30 TBA		743,000	759,367
			7,169,023
Total U.S. Government & Agency Obligations (cost $12,782,387)			12,385,065
FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Sovereign — 1.7%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	593,000	100,733
Government of Bulgaria
1.38%, 09/23/2050	EUR	15,000	10,102
4.88%, 05/13/2036	EUR	15,000	18,387
Government of Macedonia
3.68%, 06/03/2026*	EUR	100,000	109,402
Government of Romania
2.63%, 12/02/2040*	EUR	70,000	52,137
2.75%, 04/14/2041	EUR	60,000	45,041
5.88%, 01/30/2029*		42,000	43,016
Peruvian Government International Bond
5.38%, 02/08/2035		10,000	10,240
5.88%, 08/08/2054		15,000	15,723
Republic of Hungary
1.63%, 04/28/2032	EUR	80,000	75,698
Republic of Peru
3.00%, 01/15/2034		10,000	8,567
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	81,260
United Mexican States
4.75%, 03/08/2044		70,000	59,204
6.05%, 01/11/2040		6,000	6,061
Total Foreign Government Obligations (cost $749,045)			635,571
MUNICIPAL SECURITIES — 1.1%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		15,000	14,673
6.32%, 11/01/2029		30,000	30,476
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,927
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	77,805
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		75,000	73,209
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	36,270
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		14,000	15,986
Security Description	Shares or Principal Amount	Value

New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	$ 60,000	$ 58,720
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	65,000	70,543
State of California General Obligation Bonds
7.30%, 10/01/2039	10,000	12,039
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	29,101	30,099
Total Municipal Securities (cost $437,602)		428,747
COMMON STOCKS — 32.7%
Advertising — 2.3%
Trade Desk, Inc., Class A†	8,157	894,415
Auto Manufacturers — 2.4%
Tesla, Inc.†	3,448	902,100
Biotechnology — 1.9%
Roivant Sciences, Ltd.†	14,437	166,603
Royalty Pharma PLC, Class A	20,312	574,626
		741,229
Commercial Services — 1.6%
Adyen NV*†	344	537,088
Block, Inc.†	965	64,781
		601,869
Computers — 0.5%
Crowdstrike Holdings, Inc., Class A†	689	193,244
Diversified Financial Services — 1.6%
Intercontinental Exchange, Inc.	3,724	598,223
Healthcare-Products — 1.1%
Danaher Corp.	1,505	418,420
Internet — 10.0%
Airbnb, Inc., Class A†	4,054	514,088
Amazon.com, Inc.†	3,154	587,685
DoorDash, Inc., Class A†	7,340	1,047,638
MercadoLibre, Inc.†	200	410,392
Shopify, Inc., Class A†	10,643	852,930
Uber Technologies, Inc.†	5,036	378,506
		3,791,239
REITS — 1.2%
American Tower Corp.	1,969	457,911
Retail — 0.7%
Floor & Decor Holdings, Inc., Class A†	2,026	251,568
Software — 8.4%
BILL Holdings, Inc.†	3,828	201,965
Cloudflare, Inc., Class A†	11,618	939,780
MicroStrategy, Inc., Class A†	3,435	579,141
Procore Technologies, Inc.†	3,333	205,713
ROBLOX Corp., Class A†	16,483	729,538
Snowflake, Inc., Class A†	4,496	516,410
		3,172,547

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 1.0%
Union Pacific Corp.	1,510	$ 372,185
Total Common Stocks (cost $9,736,432)		12,394,950
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	19,000	13
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price: CNY 7.69; Counterparty: Goldman Sachs International)	2,975,755	360
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price: CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	2,982,568	1,438
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: CNY 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	1,368,386	2,556
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: CNY 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	1,514,792	4,422
Total Purchased Options (cost $36,160)		8,776
Total Long-Term Investment Securities (cost $37,485,578)		39,279,090
REPURCHASE AGREEMENTS — 3.6%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 270,000	270,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	290,000	290,000
BNP Paribas SA Joint Repurchase Agreement(7)	280,000	280,000
Deutsche Bank AG Joint Repurchase Agreement(7)	270,000	270,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	270,000	270,000
Total Repurchase Agreements (cost $1,380,000)		1,380,000
TOTAL INVESTMENTS (cost $38,865,578)(8)	107.2%	40,659,090
Other assets less liabilities	(7.2)	(2,725,679)
NET ASSETS	100.0%	$37,933,411
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income/Equity Portfolio has no right to demand registration of these securities. At September 30, 2024, the aggregate value of these securities was $7,025,583 representing 18.5% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2024.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	85,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 921	$ 6,087	$ 7,008
Centrally Cleared	155,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	475	9,760	10,235
Centrally Cleared	180,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	747	(9,610)	(8,863)
Centrally Cleared	50,000	USD	Fixed 3.743	12-Month SOFR	Annual	Annual	Jun 2035	—	(1,961)	(1,961)
Centrally Cleared	75,000	USD	Fixed 3.671	12-Month SOFR	Annual	Annual	Jun 2035	—	(2,496)	(2,496)
Centrally Cleared	70,000	USD	Fixed 3.657	12-Month SOFR	Annual	Annual	Jun 2035	(4)	(2,241)	(2,245)
Centrally Cleared	35,000	USD	Fixed 3.655	12-Month SOFR	Annual	Annual	Jun 2035	—	(1,115)	(1,115)
Centrally Cleared	40,000	USD	Fixed 3.647	12-Month SOFR	Annual	Annual	Jun 2035	—	(1,248)	(1,248)
								$2,139	$(2,824)	$(685)
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Emerging Markets Index Series 41	$185,000	USD	$185,000	1.000%	Quarterly	Jun 2029	$6,544	$(2,470)	$4,074
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Euro-OAT	December 2024	$282,528	$282,383	$ 145
3	Short	U.S. Treasury Long Bonds	December 2024	374,730	372,563	2,167
2	Short	U.S. Treasury Ultra Bonds	December 2024	274,081	266,188	7,893
						$10,205
						Unrealized (Depreciation)
6	Long	Australian 10 Year Bonds	December 2024	$ 486,649	$ 482,823	$ (3,826)
20	Long	U.S. Treasury 10 Year Notes	December 2024	2,297,977	2,285,626	(12,351)
17	Long	U.S. Treasury 2 Year Notes	December 2024	3,545,583	3,540,117	(5,466)
6	Long	U.S. Treasury 5 Year Notes	December 2024	661,250	659,297	(1,953)
3	Long	U.S. Treasury Ultra 10 Year Notes	December 2024	355,688	354,891	(797)
1	Short	Euro Buxl 30 Year Bonds	December 2024	149,919	151,700	(1,781)
25	Short	Euro-Schatz	December 2024	2,974,430	2,982,545	(8,115)
						$(34,289)
		Net Unrealized Appreciation (Depreciation)				$(24,084)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	3,578	BRL	20,000	12/18/2024	$60	$ —
Credit Agricole SA	EUR	7,000	USD	7,825	12/18/2024	9	—
Deutsche Bank AG	EUR	322,000	USD	356,335	12/18/2024	—	(3,218)
Goldman Sachs International	BRL	568,000	USD	99,407	12/18/2024	—	(3,924)
Natwest Markets PLC	EUR	26,000	USD	29,029	12/18/2024	—	(4)
Unrealized Appreciation (Depreciation)						$69	$(7,146)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,803,715	$—	$7,803,715
Asset Backed Securities	—	1,773,873	—	1,773,873
Collateralized Mortgage Obligations	—	3,848,380	—	3,848,380
U.S. Government & Agency Obligations	—	12,385,065	—	12,385,065
Foreign Government Obligations	—	635,571	—	635,571
Municipal Securities	—	428,747	—	428,747
Common Stocks	12,394,950	—	—	12,394,950
Escrows and Litigation Trusts	—	13	—	13
Purchased Options	—	8,776	—	8,776
Repurchase Agreements	—	1,380,000	—	1,380,000
Total Investments at Value	$12,394,950	$28,264,140	$—	$40,659,090
Other Financial Instruments:†
Swaps	$—	$15,847	$—	$15,847
Futures Contracts	10,205	—	—	10,205
Forward Foreign Currency Contracts	—	69	—	69
Total Other Financial Instruments	$10,205	$15,916	$—	$26,121
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$21,141	$—	$21,141
Futures Contracts	34,289	—	—	34,289
Forward Foreign Currency Contracts	—	7,146	—	7,146
Total Other Financial Instruments	$34,289	$28,287	$—	$62,576
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Australia — 4.4%
Ampol, Ltd.	1,335	$ 28,178
ANZ Group Holdings, Ltd.	38,448	810,190
APA Group	7,191	38,579
Aristocrat Leisure, Ltd.	3,183	128,953
ASX, Ltd.	1,086	47,999
BHP Group, Ltd. (ASX)	40,757	1,295,031
BHP Group, Ltd. (LSE)	18,889	584,117
BlueScope Steel, Ltd.	2,466	37,848
Brambles, Ltd.	7,804	102,672
CAR Group, Ltd.	2,008	52,003
Challenger, Ltd.	37,395	168,045
Cochlear, Ltd.	367	71,573
Coles Group, Ltd.	7,505	93,706
Commonwealth Bank of Australia	9,378	877,799
Computershare, Ltd.	2,981	52,079
CSL, Ltd.	2,708	535,967
Dexus	6,027	31,584
Endeavour Group, Ltd.	8,530	29,604
Fortescue, Ltd.	9,489	135,665
Goodman Group	9,578	244,939
GPT Group	10,734	36,956
IGO, Ltd.	50,068	202,841
Insurance Australia Group, Ltd.	13,281	67,578
Lottery Corp., Ltd.	12,472	44,147
Macquarie Group, Ltd.	5,513	885,658
Medibank Private, Ltd.	15,432	38,942
Mineral Resources, Ltd.†	991	35,654
Mirvac Group	22,110	32,864
National Australia Bank, Ltd.	17,332	447,546
Northern Star Resources, Ltd.	6,439	71,092
Orica, Ltd.	2,729	34,998
Origin Energy, Ltd.	9,653	66,803
Pilbara Minerals, Ltd.†	155,567	351,693
Pro Medicus, Ltd.	322	39,681
Qantas Airways, Ltd.†	4,474	22,951
QBE Insurance Group, Ltd.	8,418	96,259
Ramsay Health Care, Ltd.	1,030	29,637
REA Group, Ltd.	296	41,133
Reece, Ltd.	1,267	24,964
Rio Tinto, Ltd.	19,537	1,744,147
Santos, Ltd.	18,199	88,325
Scentre Group	272,331	687,208
SEEK, Ltd.	1,999	34,343
Seven Group Holdings, Ltd.	1,140	33,795
Sonic Healthcare, Ltd.	2,557	48,137
South32, Ltd.	131,390	342,454
Stockland	13,376	48,457
Suncorp Group, Ltd.	7,129	89,159
Telstra Group, Ltd.	22,660	60,784
Transurban Group	17,327	157,285
Treasury Wine Estates, Ltd.	4,547	37,723
Vicinity, Ltd.	21,682	33,128
Washington H. Soul Pattinson & Co., Ltd.	1,315	31,592
Wesfarmers, Ltd.	6,359	309,631
Westpac Banking Corp.	19,402	425,479
WiseTech Global, Ltd.	934	88,586
Woodside Energy Group, Ltd.	10,639	185,353
Woolworths Group, Ltd.	6,845	157,585
Worley, Ltd.	44,549	456,749
		12,997,848
Security Description	Shares or Principal Amount	Value

Austria — 0.5%
Erste Group Bank AG	27,404	$ 1,502,359
OMV AG	825	35,228
Verbund AG	381	31,596
voestalpine AG	600	15,615
		1,584,798
Belgium — 0.8%
Ageas SA	895	47,741
Anheuser-Busch InBev SA NV	5,035	332,808
D'ieteren Group	120	25,366
Elia Group SA	165	18,863
Groupe Bruxelles Lambert NV	465	36,207
KBC Group NV	1,286	102,238
Lotus Bakeries NV	2	26,805
Sofina SA	86	24,277
Syensqo SA	415	35,109
UCB SA	8,498	1,532,446
Umicore SA	11,962	155,259
Warehouses De Pauw CVA	1,003	26,729
		2,363,848
Bermuda — 0.0%
Aegon, Ltd.	7,566	48,579
CK Infrastructure Holdings, Ltd.	3,500	23,952
Hongkong Land Holdings, Ltd.	6,200	22,754
Jardine Matheson Holdings, Ltd.	903	35,271
		130,556
Canada — 1.7%
Brookfield Corp.	11,846	629,153
Definity Financial Corp.	7,309	294,587
Element Fleet Management Corp.	43,921	933,985
Magna International, Inc.	9,940	407,938
National Bank of Canada	10,154	959,053
Nutrien, Ltd.	10,087	484,716
Sun Life Financial, Inc.	13,323	772,812
Toronto-Dominion Bank	9,041	571,693
		5,053,937
Cayman Islands — 0.7%
Alibaba Group Holding, Ltd. ADR	1,706	181,041
CK Asset Holdings, Ltd.	10,860	47,777
CK Hutchison Holdings, Ltd.	14,860	85,446
Futu Holdings, Ltd. ADR†	314	30,034
Grab Holdings, Ltd., Class A†	11,834	44,969
HKT Trust & HKT, Ltd.	21,000	26,879
NU Holdings, Ltd., Class A†	23,783	324,638
Sands China, Ltd.†	13,600	34,849
Sea, Ltd. ADR†	2,074	195,537
SITC International Holdings Co., Ltd.	7,000	18,909
Tencent Holdings, Ltd.	11,900	680,582
Tencent Music Entertainment Group ADR	28,003	337,436
WH Group, Ltd.*	46,500	36,847
Wharf Real Estate Investment Co., Ltd.	9,000	31,837
		2,076,781
China — 0.1%
Contemporary Amperex Technology Co., Ltd., Class A	12,800	459,542
Denmark — 2.9%
AP Moller-Maersk A/S, Series A	16	25,924
AP Moller-Maersk A/S, Series B	25	42,037
Carlsberg A/S, Class B	535	63,722
Coloplast A/S, Class B	707	92,380

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Danske Bank A/S	3,865	$ 116,298
Demant A/S†	557	21,759
DSV A/S	959	197,985
Genmab A/S†	1,468	355,132
Novo Nordisk A/S, Class B	53,243	6,255,698
Novonesis (Novozymes), Class B	1,974	142,142
Orsted A/S*†	1,060	70,471
Pandora A/S	459	75,568
ROCKWOOL A/S, Class B	52	24,414
Tryg A/S	1,900	45,056
Vestas Wind Systems A/S†	51,084	1,127,860
Zealand Pharma A/S†	358	43,463
		8,699,909
Finland — 0.8%
Elisa Oyj	797	42,248
Fortum Oyj	2,514	41,403
Kesko Oyj, Class B	1,530	32,640
Kone Oyj, Class B	1,904	113,814
Mandatum Oyj	32,605	161,328
Metso Oyj	3,484	37,231
Neste Oyj	2,371	46,003
Nokia Oyj	29,882	130,525
Nordea Bank Abp	17,679	208,404
Orion Oyj, Class B	605	33,147
Sampo Oyj, Class A	18,640	869,387
Stora Enso Oyj, Class R	30,762	393,791
UPM-Kymmene Oyj	2,991	100,116
Wartsila OYJ Abp	2,818	63,051
		2,273,088
France — 9.6%
Accor SA	1,092	47,407
Aeroports de Paris SA	194	24,899
Air Liquide SA	7,821	1,508,391
Alstom SA†	1,939	40,222
Amundi SA*	344	25,675
Arkema SA	315	29,980
AXA SA	50,184	1,928,925
BioMerieux	232	27,788
BNP Paribas SA	29,921	2,050,018
Bollore SE	3,995	26,615
Bouygues SA	1,062	35,536
Bureau Veritas SA	1,780	59,006
Capgemini SE	870	187,829
Carrefour SA	3,039	51,792
Cie de Saint-Gobain SA	2,542	231,237
Cie Generale des Etablissements Michelin SCA	3,806	154,468
Covivio SA	313	19,006
Credit Agricole SA	5,934	90,659
Danone SA	3,617	263,076
Dassault Aviation SA	111	22,859
Dassault Systemes SE	3,750	148,731
Edenred SE	7,229	273,757
Eiffage SA	412	39,735
Engie SA	70,412	1,216,051
EssilorLuxottica SA	9,203	2,177,941
Eurazeo SE	256	21,016
Gecina SA	258	29,696
Getlink SE	1,695	30,226
Hermes International SCA	177	434,643
Ipsen SA	211	25,954
Security Description	Shares or Principal Amount	Value

France (continued)
Kering SA	1,486	$ 424,866
Klepierre SA	1,205	39,489
La Francaise des Jeux SAEM*	571	23,479
Legrand SA	18,757	2,156,836
L'Oreal SA	3,153	1,411,099
LVMH Moet Hennessy Louis Vuitton SE	2,278	1,745,867
Orange SA	10,434	119,456
Pernod Ricard SA	1,136	171,471
Publicis Groupe SA	1,282	140,137
Renault SA	1,077	46,744
Rexel SA	1,268	36,656
Safran SA	5,783	1,358,923
Sanofi SA	29,980	3,434,001
Sartorius Stedim Biotech	164	34,275
Schneider Electric SE	9,956	2,617,690
SEB SA	139	15,860
Societe Generale SA	4,049	100,735
Sodexo SA	496	40,664
Teleperformance SE	2,418	250,318
Thales SA	530	84,100
TotalEnergies SE	40,431	2,632,836
Veolia Environnement SA	3,865	127,005
Vinci SA	2,803	327,461
Vivendi SE	4,040	46,680
		28,609,786
Germany — 9.5%
adidas AG	908	240,455
Allianz SE	7,580	2,489,113
BASF SE	13,168	697,059
Bayer AG	16,215	547,358
Bayerische Motoren Werke AG	13,840	1,219,846
Bayerische Motoren Werke AG (Preference Shares)	330	27,293
Bechtle AG	459	20,499
Beiersdorf AG	5,924	891,219
Brenntag SE	728	54,279
Carl Zeiss Meditec AG	225	17,820
Commerzbank AG	5,642	103,783
Continental AG	616	39,867
Covestro AG*†	7,802	485,827
CTS Eventim AG & Co. KGaA	350	36,369
Daimler Truck Holding AG	2,767	103,583
Delivery Hero SE*†	1,036	41,770
Deutsche Bank AG	10,618	183,177
Deutsche Boerse AG	1,065	249,786
Deutsche Lufthansa AG	3,352	24,552
Deutsche Post AG	5,715	254,657
Deutsche Telekom AG	19,559	574,566
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	10,130	806,249
E.ON SE	12,580	187,016
Evonik Industries AG	1,436	33,568
Evotec SE†	6,354	45,444
Fresenius Medical Care AG	1,151	48,930
Fresenius SE & Co. KGaA†	10,515	400,654
GEA Group AG	869	42,524
Hannover Rueck SE	338	96,356
Heidelberg Materials AG	765	83,112
Henkel AG & Co. KGaA	582	49,464
Henkel AG & Co. KGaA (Preference Shares)	948	89,064
Infineon Technologies AG	38,362	1,343,425
KION Group AG	7,346	288,737
Knorr-Bremse AG	406	36,087
LEG Immobilien SE	417	43,531

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Mercedes-Benz Group AG	4,196	$ 271,092
Merck KGaA	724	127,335
MTU Aero Engines AG	302	94,128
Muenchener Rueckversicherungs-Gesellschaft AG	3,962	2,180,010
Nemetschek SE	324	33,541
Porsche Automobil Holding SE (Preference Shares)	858	39,235
Puma SE	592	24,712
Rational AG	29	29,537
Rheinmetall AG	244	132,110
RWE AG	3,543	128,886
SAP SE	28,855	6,565,313
Sartorius AG (Preference Shares)	147	41,268
Scout24 SE*	420	36,116
Siemens AG	25,814	5,210,776
Siemens Energy AG†	3,583	131,897
Siemens Healthineers AG*	15,844	949,915
Symrise AG	744	102,778
Talanx AG	362	30,464
Volkswagen AG (Preference Shares)	1,155	122,346
Vonovia SE	4,150	151,199
Zalando SE*†	1,257	41,445
		28,341,142
Hong Kong — 1.2%
AIA Group, Ltd.	140,400	1,257,917
BOC Hong Kong Holdings, Ltd.	237,500	760,723
CLP Holdings, Ltd.	9,000	79,709
Galaxy Entertainment Group, Ltd.	12,000	60,279
Hang Seng Bank, Ltd.	4,200	52,812
Henderson Land Development Co., Ltd.	8,062	25,719
Hong Kong & China Gas Co., Ltd.	62,533	51,482
Hong Kong Exchanges & Clearing, Ltd.	6,700	281,140
Link REIT	14,340	72,402
MTR Corp., Ltd.	8,500	32,092
Power Assets Holdings, Ltd.	7,500	48,046
Sino Land Co., Ltd.	22,000	24,140
Sun Hung Kai Properties, Ltd.	8,000	88,039
Swire Pacific, Ltd., Class A	2,500	21,354
Techtronic Industries Co., Ltd.	41,500	630,466
Wharf Holdings, Ltd.	6,000	17,134
		3,503,454
India — 0.2%
HDFC Bank, Ltd.	26,470	547,081
Indonesia — 0.2%
Bank Central Asia Tbk PT	944,600	644,187
Ireland — 0.6%
AIB Group PLC	10,172	58,257
Bank of Ireland Group PLC	5,700	63,640
DCC PLC	6,573	447,737
James Hardie Industries PLC CDI†	2,417	95,965
Kerry Group PLC, Class A	866	89,796
Kingspan Group PLC	5,299	497,545
Linde PLC	934	445,387
		1,698,327
Isle of Man — 0.0%
Entain PLC	3,580	36,529
Israel — 0.3%
Azrieli Group, Ltd.	238	16,561
Bank Hapoalim BM	7,121	71,231
Security Description	Shares or Principal Amount	Value

Israel (continued)
Bank Leumi Le-Israel BM	8,501	$ 83,097
Check Point Software Technologies, Ltd.†	497	95,826
CyberArk Software, Ltd.†	242	70,570
Elbit Systems, Ltd.	149	29,609
Global-e Online, Ltd.†	561	21,565
ICL Group, Ltd.	4,337	18,475
Israel Discount Bank, Ltd., Class A	6,931	38,765
Mizrahi Tefahot Bank, Ltd.	868	33,878
Monday.com, Ltd.†	209	58,054
Nice, Ltd.†	355	61,784
Teva Pharmaceutical Industries, Ltd. ADR†	6,278	113,129
Wix.com, Ltd.†	296	49,482
		762,026
Italy — 2.0%
Amplifon SpA	698	20,054
Banco BPM SpA	7,217	48,668
DiaSorin SpA	125	14,596
Enel SpA	45,574	363,993
Eni SpA	12,883	196,209
FinecoBank Banca Fineco SpA	77,220	1,321,595
Generali	5,715	165,085
Infrastrutture Wireless Italiane SpA*	1,883	23,161
Intesa Sanpaolo SpA	203,984	871,361
Leonardo SpA	2,268	50,543
Mediobanca Banca di Credito Finanziario SpA	2,800	47,765
Moncler SpA	9,407	597,079
Nexi SpA*†	3,311	22,453
Poste Italiane SpA*	2,561	35,891
Prysmian SpA	16,542	1,200,574
Recordati Industria Chimica e Farmaceutica SpA	586	33,137
Snam SpA	11,299	57,492
Telecom Italia SpA†	55,833	15,506
Terna - Rete Elettrica Nazionale	7,884	70,981
UniCredit SpA	19,053	834,886
		5,991,029
Japan — 20.9%
Advantest Corp.	4,300	201,679
Aeon Co., Ltd.	3,700	100,374
AGC, Inc.	1,100	35,566
Aisin Corp.	3,000	32,917
Ajinomoto Co., Inc.	2,600	100,328
ANA Holdings, Inc.	900	19,218
Asahi Group Holdings, Ltd.	8,100	105,868
Asahi Kasei Corp.	45,200	340,278
Asics Corp.	3,800	79,345
Astellas Pharma, Inc.	51,300	587,866
Bandai Namco Holdings, Inc.	3,300	75,219
Bridgestone Corp.	21,600	826,579
Brother Industries, Ltd.	1,300	25,145
Canon, Inc.	5,200	170,156
Capcom Co., Ltd.	1,900	43,995
Central Japan Railway Co.	18,800	433,881
Chiba Bank, Ltd.	3,000	24,056
Chubu Electric Power Co., Inc.	3,600	42,105
Chugai Pharmaceutical Co., Ltd.	14,300	689,703
Concordia Financial Group, Ltd.	5,900	32,512
CyberAgent, Inc.	41,400	293,667
Dai Nippon Printing Co., Ltd.	2,200	39,064
Daifuku Co., Ltd.	1,844	35,430
Dai-ichi Life Holdings, Inc.	5,100	130,654
Daiichi Sankyo Co., Ltd.	10,400	340,745

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daikin Industries, Ltd.	7,000	$ 977,735
Daito Trust Construction Co., Ltd.	300	36,340
Daiwa House Industry Co., Ltd.	3,100	97,168
Daiwa Securities Group, Inc.	7,500	52,444
Denso Corp.	49,200	727,602
Dentsu Group, Inc.	1,100	33,729
Disco Corp.	500	130,423
East Japan Railway Co.	5,100	101,077
Eisai Co., Ltd.	1,400	52,065
Electric Power Development Co., Ltd.	20,700	344,940
ENEOS Holdings, Inc.	16,150	87,500
FANUC Corp.	25,000	728,822
Fast Retailing Co., Ltd.	1,100	362,929
Fuji Electric Co., Ltd.	700	41,983
FUJIFILM Holdings Corp.	58,900	1,511,381
Fujitsu, Ltd.	9,300	189,947
Hamamatsu Photonics KK	18,200	237,496
Hankyu Hanshin Holdings, Inc.	1,300	39,997
Hikari Tsushin, Inc.	100	22,174
Hitachi Construction Machinery Co., Ltd.	600	14,490
Hitachi, Ltd.	98,600	2,593,888
Honda Motor Co., Ltd.	44,700	468,849
Hoshizaki Corp.	600	20,806
Hoya Corp.	2,000	275,317
Hulic Co., Ltd.	2,100	21,252
Ibiden Co., Ltd.	700	21,552
Idemitsu Kosan Co., Ltd.	5,495	39,303
Inpex Corp.	5,300	71,466
Isetan Mitsukoshi Holdings, Ltd.	22,400	346,929
Isuzu Motors, Ltd.	3,400	45,680
ITOCHU Corp.	20,200	1,079,114
Japan Airlines Co., Ltd.	800	14,013
Japan Exchange Group, Inc.	89,800	1,159,324
Japan Post Bank Co., Ltd.	8,100	75,407
Japan Post Holdings Co., Ltd.	10,800	102,646
Japan Post Insurance Co., Ltd.	1,100	19,930
Japan Real Estate Investment Corp.	7	27,810
Japan Tobacco, Inc.	6,700	194,812
JFE Holdings, Inc.	3,200	42,715
Kajima Corp.	2,200	40,954
Kansai Electric Power Co., Inc.	3,900	64,310
Kao Corp.	2,600	128,603
Kawasaki Kisen Kaisha, Ltd.	2,200	33,890
KDDI Corp.	45,600	1,457,550
Keisei Electric Railway Co., Ltd.	700	20,792
Keyence Corp.	2,200	1,046,387
Kikkoman Corp.	3,800	43,043
Kirin Holdings Co., Ltd.	19,600	298,108
Kobe Bussan Co., Ltd.	864	27,196
Kokusai Electric Corp.	18,900	418,174
Komatsu, Ltd.	5,200	143,491
Konami Group Corp.	600	60,720
Kubota Corp.	57,400	811,128
Kyocera Corp.	7,200	83,159
Kyowa Kirin Co., Ltd.	1,400	24,615
Lasertec Corp.	490	80,476
LY Corp.	93,800	273,650
M3, Inc.	2,500	25,013
Makita Corp.	1,300	43,787
Marubeni Corp.	8,000	130,249
MatsukiyoCocokara & Co.	1,900	31,106
Mazda Motor Corp.	3,200	23,823
Security Description	Shares or Principal Amount	Value

Japan (continued)
McDonald's Holdings Co. Japan, Ltd.	500	$ 23,795
MEIJI Holdings Co., Ltd.	1,300	32,472
Minebea Mitsumi, Inc.	2,000	39,214
Mitsubishi Chemical Group Corp.	7,600	48,590
Mitsubishi Corp.	40,100	823,762
Mitsubishi Electric Corp.	53,800	862,260
Mitsubishi Estate Co., Ltd.	41,700	655,275
Mitsubishi HC Capital, Inc.	37,800	265,764
Mitsubishi Heavy Industries, Ltd.	17,900	263,721
Mitsubishi UFJ Financial Group, Inc.	362,500	3,665,985
Mitsui & Co., Ltd.	14,400	318,408
Mitsui Chemicals, Inc.	900	23,827
Mitsui Fudosan Co., Ltd.	97,100	903,947
Mitsui OSK Lines, Ltd.	1,900	65,120
Mizuho Financial Group, Inc.	13,540	276,594
MonotaRO Co., Ltd.	1,400	23,354
MS&AD Insurance Group Holdings, Inc.	66,300	1,536,121
Murata Manufacturing Co., Ltd.	25,900	505,746
NEC Corp.	1,400	133,936
Nexon Co., Ltd.	1,900	37,405
NIDEC Corp.	4,600	96,209
Nintendo Co., Ltd.	21,500	1,142,279
Nippon Building Fund, Inc.	40	36,681
Nippon Paint Holdings Co., Ltd.	5,300	40,471
Nippon Prologis REIT, Inc.	13	22,269
Nippon Sanso Holdings Corp.	1,000	36,271
Nippon Steel Corp.	4,800	106,804
Nippon Telegraph & Telephone Corp.	1,109,700	1,133,442
Nippon Yusen KK	2,600	94,430
Nissan Motor Co., Ltd.	13,100	36,686
Nissin Foods Holdings Co., Ltd.	1,100	30,668
Nitori Holdings Co., Ltd.	7,100	1,076,671
Nitto Denko Corp.	4,000	66,474
Nomura Holdings, Inc.	16,800	86,849
Nomura Real Estate Holdings, Inc.	600	15,993
Nomura Research Institute, Ltd.	15,800	582,640
NTT Data Group Corp.	3,500	62,694
Obayashi Corp.	3,600	45,412
Obic Co., Ltd.	2,000	70,217
Olympus Corp.	6,600	124,836
Omron Corp.	6,700	305,200
Ono Pharmaceutical Co., Ltd.	2,100	27,929
Oracle Corp. Japan	200	20,518
Oriental Land Co., Ltd.	6,100	156,951
ORIX Corp.	6,500	150,057
Osaka Gas Co., Ltd.	2,100	47,107
Otsuka Corp.	1,300	32,056
Otsuka Holdings Co., Ltd.	2,300	129,351
Pan Pacific International Holdings Corp.	2,100	53,989
Panasonic Holdings Corp.	64,700	559,555
Rakuten Group, Inc.†	8,400	54,097
Recruit Holdings Co., Ltd.	34,600	2,095,620
Renesas Electronics Corp.	30,421	440,044
Resona Holdings, Inc.	11,700	81,210
Ricoh Co., Ltd.	3,100	33,270
Rohm Co., Ltd.	1,900	21,231
SBI Holdings, Inc.	1,500	34,389
SCREEN Holdings Co., Ltd.	400	27,756
SCSK Corp.	824	16,967
Secom Co., Ltd.	2,400	88,402
Seiko Epson Corp.	1,600	29,384
Sekisui Chemical Co., Ltd.	2,100	32,605
Sekisui House, Ltd.	3,300	91,245

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Seven & i Holdings Co., Ltd.	64,400	$ 962,023
SG Holdings Co., Ltd.	1,744	18,699
Shimadzu Corp.	1,300	43,181
Shimano, Inc.	3,700	699,454
Shin-Etsu Chemical Co., Ltd.	10,100	420,022
Shionogi & Co., Ltd.	16,500	235,747
Shiseido Co., Ltd.	2,200	59,315
Shizuoka Financial Group, Inc.	2,400	20,781
SMC Corp.	3,200	1,417,151
SoftBank Corp.	160,000	208,398
SoftBank Group Corp.	5,800	340,070
Sompo Holdings, Inc.	5,300	118,040
Sony Group Corp.	168,500	3,256,279
Stanley Electric Co., Ltd.	11,100	205,704
Subaru Corp.	3,400	58,715
SUMCO Corp.	1,912	20,514
Sumitomo Corp.	35,400	786,694
Sumitomo Electric Industries, Ltd.	4,000	63,886
Sumitomo Metal Mining Co., Ltd.	1,400	41,798
Sumitomo Mitsui Financial Group, Inc.	21,000	444,912
Sumitomo Mitsui Trust Group, Inc.	15,900	375,139
Sumitomo Realty & Development Co., Ltd.	1,600	53,502
Suntory Beverage & Food, Ltd.	800	30,024
Suzuki Motor Corp.	47,000	520,769
Sysmex Corp.	2,800	55,075
T&D Holdings, Inc.	2,700	46,871
Taisei Corp.	900	39,200
Takeda Pharmaceutical Co., Ltd.	8,900	254,073
TDK Corp.	11,000	139,523
TechnoPro Holdings, Inc.	18,300	353,840
Terumo Corp.	73,100	1,373,248
THK Co., Ltd.	11,100	194,158
TIS, Inc.	1,152	29,264
Toho Co., Ltd.	600	24,267
Tokio Marine Holdings, Inc.	41,700	1,517,709
Tokyo Electric Power Co. Holdings, Inc.†	8,500	37,667
Tokyo Electron, Ltd.	5,500	967,786
Tokyo Gas Co., Ltd.	2,000	46,436
Tokyu Corp.	2,800	36,100
Toppan Holdings, Inc.	1,300	38,387
Toray Industries, Inc.	7,800	45,761
TOTO, Ltd.	800	29,707
Toyota Industries Corp.	10,000	767,090
Toyota Motor Corp.	116,000	2,052,044
Toyota Tsusho Corp.	3,600	64,749
Trend Micro, Inc.	700	41,330
Unicharm Corp.	26,900	970,066
Welcia Holdings Co., Ltd.	7,300	103,513
West Japan Railway Co.	2,500	47,382
Yakult Honsha Co., Ltd.	1,400	32,330
Yamaha Motor Co., Ltd.	4,700	41,858
Yaskawa Electric Corp.	1,300	45,207
Yokogawa Electric Corp.	1,300	33,060
Zensho Holdings Co., Ltd.	500	27,608
ZOZO, Inc.	730	26,483
		62,352,463
Jersey — 0.6%
CVC Capital Partners PLC*†	16,367	365,654
Experian PLC	5,149	270,608
Security Description	Shares or Principal Amount	Value

Jersey (continued)
Glencore PLC	58,111	$ 332,287
WPP PLC	69,731	711,507
		1,680,056
Luxembourg — 0.5%
ArcelorMittal SA	2,628	68,863
Eurofins Scientific SE	757	47,947
InPost SA†	1,121	21,138
Samsonite International SA*	85,500	235,366
Spotify Technology SA†	3,188	1,174,874
Tenaris SA	2,646	41,633
		1,589,821
Netherlands — 5.4%
ABN AMRO Bank NV*	2,567	46,305
Adyen NV*†	286	446,533
AerCap Holdings NV	1,087	102,961
Airbus SE	3,330	486,405
Akzo Nobel NV	7,097	500,071
Argenx SE†	333	180,002
Argenx SE ADR†	848	459,684
ASM International NV	1,081	709,234
ASML Holding NV	7,153	5,936,734
ASR Nederland NV	888	43,493
BE Semiconductor Industries NV	2,470	312,203
Davide Campari-Milano NV	3,450	29,187
Euronext NV*	450	48,814
EXOR NV	557	59,615
Ferrari NV	706	329,835
Ferrovial SE	2,924	125,572
Heineken Holding NV	726	54,792
Heineken NV	9,068	803,889
IMCD NV	319	55,359
ING Groep NV	79,254	1,435,718
JDE Peet's NV	683	14,263
Koninklijke Ahold Delhaize NV	5,249	181,306
Koninklijke KPN NV	22,119	90,337
Koninklijke Philips NV†	29,307	959,771
NN Group NV	1,517	75,618
NXP Semiconductors NV	4,928	1,182,769
OCI NV	592	16,857
Prosus NV	7,943	347,127
QIAGEN NV	1,243	55,996
Randstad NV	608	30,185
Stellantis NV	33,108	457,286
STMicroelectronics NV	3,794	112,551
Universal Music Group NV	4,612	120,645
Wolters Kluwer NV	1,392	234,440
		16,045,557
New Zealand — 0.1%
Auckland International Airport, Ltd.	7,465	35,427
Fisher & Paykel Healthcare Corp., Ltd.	3,282	72,456
Mercury NZ, Ltd.	3,906	16,005
Meridian Energy, Ltd.	7,252	27,367
Spark New Zealand, Ltd.	10,165	19,567
Xero, Ltd.†	813	83,995
		254,817
Norway — 1.6%
Aker BP ASA	1,771	37,961
DNB Bank ASA	108,262	2,220,033
Equinor ASA	43,697	1,104,335
Gjensidige Forsikring ASA	1,121	20,969

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Kongsberg Gruppen ASA	493	$ 48,212
Mowi ASA	2,608	46,894
Norsk Hydro ASA	75,614	490,530
Orkla ASA	3,928	37,017
Salmar ASA	370	19,406
Storebrand ASA	56,112	616,262
Telenor ASA	3,450	44,134
Yara International ASA	928	29,380
		4,715,133
Portugal — 0.3%
EDP SA	17,584	80,291
Galp Energia SGPS SA	2,604	48,697
Jeronimo Martins SGPS SA	40,541	796,061
		925,049
Singapore — 1.3%
CapitaLand Ascendas REIT	20,900	46,508
CapitaLand Integrated Commercial Trust	30,192	49,801
CapitaLand Investment, Ltd.	13,100	31,801
DBS Group Holdings, Ltd.	58,520	1,732,492
Genting Singapore, Ltd.	33,900	23,079
Keppel, Ltd.	8,200	42,300
Oversea-Chinese Banking Corp., Ltd.	19,000	223,225
Sembcorp Industries, Ltd.	4,995	21,531
Singapore Airlines, Ltd.	8,300	43,914
Singapore Exchange, Ltd.	4,800	42,650
Singapore Technologies Engineering, Ltd.	8,700	31,544
Singapore Telecommunications, Ltd.	41,610	104,895
United Overseas Bank, Ltd.	38,100	953,649
Wilmar International, Ltd.	194,000	505,660
		3,853,049
South Korea — 1.0%
KT Corp.	14,006	430,558
NAVER Corp.	2,643	342,375
Samsung Electronics Co., Ltd.	35,663	1,677,200
Samsung SDI Co., Ltd.	1,731	501,020
		2,951,153
Spain — 2.6%
Acciona SA	138	19,586
ACS Actividades de Construccion y Servicios SA	1,029	47,512
Aena SME SA*	420	92,383
Amadeus IT Group SA	11,004	795,211
Banco Bilbao Vizcaya Argentaria SA	154,564	1,670,289
Banco de Sabadell SA	30,484	64,779
Banco Santander SA	86,821	444,614
Bankinter SA	40,757	359,683
CaixaBank SA	20,363	121,586
Cellnex Telecom SA*	2,969	120,399
EDP Renovaveis SA	1,748	30,568
Endesa SA	1,780	38,895
Grifols SA†	1,671	19,019
Iberdrola SA	111,807	1,728,720
Industria de Diseno Textil SA	28,529	1,687,569
Puig Brands SA†	8,966	205,698
Redeia Corp. SA	2,274	44,222
Repsol SA	6,821	89,937
Telefonica SA	22,241	108,834
		7,689,504
Security Description	Shares or Principal Amount	Value

SupraNational — 0.0%
Unibail-Rodamco-Westfield	664	$ 58,096
Sweden — 2.3%
AddTech AB	1,456	43,612
Alfa Laval AB	1,621	77,827
Assa Abloy AB, Class B	5,616	188,899
Atlas Copco AB, Class A	15,051	291,139
Atlas Copco AB, Class B	8,746	149,673
Beijer Ref AB	2,022	33,239
Boliden AB	1,533	52,001
Elekta AB, Series B	39,695	282,982
Epiroc AB, Class A	3,693	79,817
Epiroc AB, Class B	2,185	41,373
EQT AB	2,093	71,616
Essity AB, Class B	3,414	106,529
Evolution AB*	1,009	99,153
Fastighets AB Balder, Class B†	3,714	32,628
Getinge AB, Class B	1,282	27,620
H & M Hennes & Mauritz AB, Class B	3,174	54,005
Hexagon AB, Class B	11,634	125,094
Holmen AB, Class B	427	18,474
Husqvarna AB, Class B	1,965	13,737
Industrivarden AB, Class A	682	25,196
Industrivarden AB, Class C	896	32,934
Indutrade AB	1,531	47,577
Investment AB Latour, Class B	830	25,883
Investor AB, Class B	9,699	298,490
L E Lundbergforetagen AB, Class B	426	24,371
Lifco AB, Class B	1,306	42,977
Nibe Industrier AB, Class B	8,492	46,541
Saab AB, Class B	1,795	38,159
Sagax AB, Class B	1,231	35,054
Sandvik AB	76,153	1,701,395
Securitas AB, Class B	2,756	34,980
Skandinaviska Enskilda Banken AB, Class A	8,892	135,930
Skanska AB, Class B	1,907	39,770
SKF AB, Class B	1,910	37,990
Svenska Cellulosa AB SCA, Class B	3,396	49,473
Svenska Handelsbanken AB, Class A	121,375	1,245,917
Swedbank AB, Class A	4,757	100,847
Swedish Orphan Biovitrum AB†	1,092	35,160
Tele2 AB, Class B	3,005	33,998
Telefonaktiebolaget LM Ericsson, Class B	91,749	693,096
Telia Co. AB	13,220	42,748
Trelleborg AB, Class B	1,194	45,875
Volvo AB, Class A	1,120	29,864
Volvo AB, Class B	8,902	235,088
Volvo Car AB, Class B†	4,174	11,475
		6,880,206
Switzerland — 8.1%
ABB, Ltd.	30,633	1,773,156
Adecco Group AG	944	32,101
Alcon, Inc.	18,276	1,820,798
Avolta AG	513	21,700
Bachem Holding AG	189	15,900
Baloise Holding AG	244	49,731
Banque Cantonale Vaudoise	169	17,442
Barry Callebaut AG	139	257,192
BKW AG	118	21,387
Chocoladefabriken Lindt & Spruengli AG	1	127,371
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	75	966,799
Cie Financiere Richemont SA, Class A	11,021	1,742,317

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Clariant AG	1,209	$ 18,285
Coca-Cola HBC AG	1,223	43,559
DSM-Firmenich AG	1,042	143,422
EMS-Chemie Holding AG	39	32,717
Galderma Group AG†	267	24,796
Geberit AG	187	121,831
Givaudan SA	52	285,083
Helvetia Holding AG	208	35,881
Holcim AG	2,920	284,841
Julius Baer Group, Ltd.	10,446	628,229
Kuehne + Nagel International AG	271	73,902
Logitech International SA	873	77,939
Lonza Group AG	1,677	1,059,283
Nestle SA	36,188	3,632,696
Novartis AG	23,763	2,727,684
Partners Group Holding AG	127	190,571
Roche Holding AG	14,305	4,573,679
Roche Holding AG (BR)	179	61,207
Sandoz Group AG	2,294	95,598
Schindler Holding AG	131	37,225
Schindler Holding AG (Participation Certificate)	228	66,809
SGS SA	862	96,084
SIG Group AG	1,714	38,195
Sika AG	854	282,632
Sonova Holding AG	284	101,943
Straumann Holding AG	625	102,093
Swatch Group AG (TRQX)	295	12,635
Swatch Group AG (XEGT)	162	34,693
Swiss Life Holding AG	161	134,301
Swiss Prime Site AG	433	48,526
Swiss Re AG	1,690	233,028
Swisscom AG	145	94,656
Temenos AG	337	23,572
UBS Group AG	18,429	567,448
VAT Group AG*	151	76,860
Zurich Insurance Group AG	2,042	1,230,001
		24,137,798
Taiwan — 1.1%
Largan Precision Co., Ltd.	2,000	160,523
Taiwan Semiconductor Manufacturing Co., Ltd.	100,000	3,024,031
		3,184,554
United Kingdom — 16.2%
3i Group PLC	5,454	240,992
Admiral Group PLC	1,459	54,305
Anglo American PLC	7,120	231,219
Antofagasta PLC	49,639	1,335,925
ARM Holdings PLC ADR†	1,939	277,296
Ashtead Group PLC	5,718	442,321
Associated British Foods PLC	1,881	58,670
AstraZeneca PLC	22,833	3,537,421
AstraZeneca PLC ADR	21,634	1,685,505
Auto Trader Group PLC*	5,013	58,161
Aviva PLC	15,001	96,989
BAE Systems PLC	65,138	1,077,692
Barclays PLC	82,721	248,338
Barratt Developments PLC	7,723	49,427
Berkeley Group Holdings PLC	570	35,969
BP PLC	92,622	485,046
Bridgepoint Group PLC*	78,316	360,812
British American Tobacco PLC	11,191	407,560
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
BT Group PLC	345,823	$ 683,813
Bunzl PLC	37,717	1,782,046
Burberry Group PLC	33,582	314,731
Centrica PLC	29,384	45,826
Coca-Cola Europacific Partners PLC	1,157	91,114
Compass Group PLC	42,935	1,374,203
Croda International PLC	743	41,890
Diageo PLC	53,184	1,850,846
Dowlais Group PLC	116,596	90,958
Endeavour Mining PLC	1,029	24,364
Great Portland Estates PLC	44,640	212,466
GSK PLC	112,568	2,282,299
Haleon PLC	223,414	1,173,566
Halma PLC	2,127	74,163
Hargreaves Lansdown PLC	1,993	29,696
Hikma Pharmaceuticals PLC	932	23,812
HSBC Holdings PLC	103,765	928,372
Imperial Brands PLC	4,550	132,186
Informa PLC	7,470	81,913
InterContinental Hotels Group PLC	904	98,332
Intertek Group PLC	904	62,364
J Sainsbury PLC	9,268	36,603
JD Sports Fashion PLC	14,522	29,909
Johnson Matthey PLC	15,319	311,512
Kingfisher PLC	385,736	1,660,586
Land Securities Group PLC	3,965	34,510
Legal & General Group PLC	33,379	100,989
Lloyds Banking Group PLC	1,984,830	1,560,328
London Stock Exchange Group PLC	2,679	366,049
M&G PLC	12,671	35,135
Melrose Industries PLC	105,370	641,965
Mondi PLC	2,473	46,982
National Grid PLC	177,103	2,438,812
NatWest Group PLC	37,245	171,244
Next PLC	6,236	815,547
Pearson PLC	3,371	45,677
Persimmon PLC	19,019	417,900
Phoenix Group Holdings PLC	3,928	29,382
Prudential PLC	93,528	868,544
Reckitt Benckiser Group PLC	22,700	1,389,063
RELX PLC	42,643	2,000,536
Rentokil Initial PLC	14,146	68,917
Rio Tinto PLC	6,317	447,528
Rolls-Royce Holdings PLC†	47,656	335,899
Sage Group PLC	5,622	77,005
Schroders PLC	4,516	21,083
Segro PLC	7,199	84,120
Severn Trent PLC	1,512	53,407
Shell PLC	35,309	1,144,755
Shell PLC (XAMS)	76,133	2,505,557
Shell PLC ADR	13,408	884,258
Smith & Nephew PLC	4,899	75,846
Smiths Group PLC	1,935	43,384
Spirax Group PLC	412	41,394
SSE PLC	6,127	154,246
Standard Chartered PLC	70,335	745,693
Taylor Wimpey PLC	19,835	43,570
Tesco PLC	38,809	186,114
Unilever PLC	81,902	5,298,652
United Utilities Group PLC	3,821	53,409
Vodafone Group PLC	126,638	127,049

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Whitbread PLC	18,307	$ 767,064
Wise PLC, Class A†	3,732	33,504
		48,276,335
United States — 1.5%
Autoliv, Inc. SDR	5,206	486,365
Booking Holdings, Inc.	194	817,151
Broadcom, Inc.	9,268	1,598,730
Ferguson Enterprises, Inc.	2,331	462,867
Liberty Media Corp.-Liberty Formula One, Class C†	8,881	687,656
Lululemon Athletica, Inc.†	803	217,894
MercadoLibre, Inc.†	143	293,430
		4,564,093
Total Common Stocks (cost $225,018,828)		294,931,552
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
United States — 0.1%
iShares MSCI EAFE ETF (cost $233,250)	3,000	250,890
Total Long-Term Investment Securities (cost $225,252,078)		295,182,442
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.0%
United States Treasury Bills
5.00%, 11/19/2024(1)	$ 60,000	59,620
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%(2)	183,145	183,145
T. Rowe Price Government Reserve Fund 4.97%(2)	62,761	62,761
		245,906
Total Short-Term Investments (cost $305,498)		305,526
TOTAL INVESTMENTS (cost $225,557,576)(3)	99.2%	295,487,968
Other assets less liabilities	0.8	2,351,706
NET ASSETS	100.0%	$297,839,674
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At September 30, 2024, the aggregate value of these securities was $4,549,739 representing 1.5% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of September 30, 2024.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	MSCI EAFE Index	December 2024	$855,783	$870,730	$14,947
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	12.4%
Pharmaceuticals	10.1
Semiconductors	6.4
Insurance	5.9

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Industry Allocation*(continued)
Cosmetics/Personal Care	3.6%
Oil & Gas	3.4
Healthcare-Products	3.2
Retail	3.2
Food	2.8
Commercial Services	2.7
Mining	2.7
Electric	2.4
Software	2.4
Auto Manufacturers	2.4
Chemicals	2.3
Machinery-Diversified	2.2
Telecommunications	2.1
Machinery-Construction & Mining	2.1
Miscellaneous Manufacturing	1.9
Distribution/Wholesale	1.8
Internet	1.7
Auto Parts & Equipment	1.7
Electrical Components & Equipment	1.6
Aerospace/Defense	1.5
Beverages	1.3
Home Furnishings	1.3
Apparel	1.2
Diversified Financial Services	1.1
Electronics	1.1
Building Materials	0.9
Real Estate	0.7
Computers	0.7
Private Equity	0.6
Biotechnology	0.6
Leisure Time	0.6
Healthcare-Services	0.5
Household Products/Wares	0.5
Food Service	0.5
Agriculture	0.5
REITS	0.4
Transportation	0.4
Engineering & Construction	0.4
Metal Fabricate/Hardware	0.4
Toys/Games/Hobbies	0.4
Energy-Alternate Sources	0.4
Advertising	0.4
Lodging	0.3
Entertainment	0.3
Media	0.2
Hand/Machine Tools	0.2
Iron/Steel	0.2
Home Builders	0.1
Investment Companies	0.1
Packaging & Containers	0.1
Short-Term Investments	0.1
Unaffiliated Investment Companies	0.1
Office/Business Equipment	0.1
99.2%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$294,931,552	$—	$—	$294,931,552
Unaffiliated Investment Companies	250,890	—	—	250,890
Short-Term Investments:
U.S. Government	—	59,620	—	59,620
Other Short-Term Investments	245,906	—	—	245,906
Total Investments at Value	$295,428,348	$59,620	$—	$295,487,968
Other Financial Instruments:†
Futures Contracts	$14,947	$—	$—	$14,947
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 2.6%
Trade Desk, Inc., Class A†	72,163	$ 7,912,673
Aerospace/Defense — 0.3%
Boeing Co.†	933	141,853
General Electric Co.	1,689	318,512
Howmet Aerospace, Inc.	858	86,015
TransDigm Group, Inc.	203	289,707
		836,087
Agriculture — 0.1%
Philip Morris International, Inc.	2,084	252,998
Airlines — 0.0%
Delta Air Lines, Inc.	1,301	66,078
Apparel — 0.1%
Deckers Outdoor Corp.†	552	88,016
NIKE, Inc., Class B	1,872	165,485
Ralph Lauren Corp.	80	15,510
		269,011
Auto Manufacturers — 4.0%
PACCAR, Inc.	1,387	136,869
Tesla, Inc.†	46,494	12,164,225
		12,301,094
Beverages — 0.3%
Coca-Cola Co.	5,481	393,865
Monster Beverage Corp.†	1,533	79,977
PepsiCo, Inc.	1,792	304,729
		778,571
Biotechnology — 2.5%
Alnylam Pharmaceuticals, Inc.†	2,564	705,177
Argenx SE ADR†	1,107	600,082
Regeneron Pharmaceuticals, Inc.†	231	242,836
Roivant Sciences, Ltd.†	109,959	1,268,927
Royalty Pharma PLC, Class A	167,458	4,737,387
Vertex Pharmaceuticals, Inc.†	599	278,583
		7,832,992
Building Materials — 0.4%
Builders FirstSource, Inc.†	422	81,809
Carrier Global Corp.	1,460	117,515
Martin Marietta Materials, Inc.	1,518	817,063
Masco Corp.	427	35,842
Trane Technologies PLC	564	219,244
Vulcan Materials Co.	306	76,632
		1,348,105
Chemicals — 0.8%
Celanese Corp.	396	53,840
CF Industries Holdings, Inc.	353	30,287
Ecolab, Inc.	468	119,495
Linde PLC	1,843	878,853
Sherwin-Williams Co.	3,769	1,438,514
		2,520,989
Commercial Services — 2.3%
Adyen NV*†	2,983	4,657,368
Automatic Data Processing, Inc.	576	159,396
Block, Inc.†	7,885	529,320
Cintas Corp.	683	140,616
Corpay, Inc.†	252	78,815
Equifax, Inc.	2,849	837,207
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Moody's Corp.	267	$ 126,716
Quanta Services, Inc.	368	109,719
Rollins, Inc.	438	22,154
S&P Global, Inc.	511	263,993
United Rentals, Inc.	241	195,145
Verisk Analytics, Inc.	284	76,101
		7,196,550
Computers — 9.5%
Accenture PLC, Class A	3,320	1,173,554
Apple, Inc.	111,147	25,897,251
Crowdstrike Holdings, Inc., Class A†	6,521	1,828,945
Dell Technologies, Inc., Class C	552	65,434
EPAM Systems, Inc.†	83	16,519
Fortinet, Inc.†	2,300	178,365
Gartner, Inc.†	279	141,386
NetApp, Inc.	276	34,089
Seagate Technology Holdings PLC	312	34,173
Super Micro Computer, Inc.†	182	75,785
TE Connectivity PLC	429	64,775
		29,510,276
Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	1,155	119,901
Procter & Gamble Co.	7,820	1,354,424
		1,474,325
Distribution/Wholesale — 0.1%
Copart, Inc.†	3,173	166,265
Fastenal Co.	1,037	74,063
Pool Corp.	79	29,767
WW Grainger, Inc.	121	125,696
		395,791
Diversified Financial Services — 3.9%
American Express Co.	1,425	386,460
Ameriprise Financial, Inc.	189	88,794
Cboe Global Markets, Inc.	243	49,783
Charles Schwab Corp.	14,602	946,356
CME Group, Inc.	470	103,706
Discover Financial Services	491	68,882
Intercontinental Exchange, Inc.	30,780	4,944,499
Mastercard, Inc., Class A	8,651	4,271,864
Visa, Inc., Class A	3,995	1,098,425
		11,958,769
Electric — 0.1%
Constellation Energy Corp.	510	132,610
Vistra Corp.	1,245	147,582
		280,192
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	403	69,199
Eaton Corp. PLC	894	296,308
Generac Holdings, Inc.†	133	21,131
		386,638
Electronics — 0.1%
Allegion PLC	120	17,489
Amphenol Corp., Class A	2,444	159,251
Fortive Corp.	1,269	100,162
Garmin, Ltd.	301	52,985
Hubbell, Inc.	89	38,123

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Jabil, Inc.	222	$ 26,602
Mettler-Toledo International, Inc.†	29	43,492
		438,104
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	5,060	571,881
Entertainment — 0.2%
Caesars Entertainment, Inc.†	455	18,992
DraftKings, Inc., Class A†	15,677	614,538
Live Nation Entertainment, Inc.†	567	62,081
		695,611
Environmental Control — 0.2%
Pentair PLC	420	41,072
Republic Services, Inc.	422	84,754
Waste Connections, Inc.	2,784	497,835
Waste Management, Inc.	622	129,127
		752,788
Food — 0.1%
Hershey Co.	203	38,931
Lamb Weston Holdings, Inc.	344	22,271
Mondelez International, Inc., Class A	2,033	149,771
		210,973
Hand/Machine Tools — 0.0%
Snap-on, Inc.	86	24,915
Healthcare-Products — 2.7%
Align Technology, Inc.†	1,918	487,786
Boston Scientific Corp.†	15,536	1,301,917
Cooper Cos., Inc.†	303	33,433
Danaher Corp.	10,873	3,022,911
Edwards Lifesciences Corp.†	808	53,320
IDEXX Laboratories, Inc.†	167	84,372
Insulet Corp.†	4,499	1,047,142
Intuitive Surgical, Inc.†	3,225	1,584,346
STERIS PLC	200	48,508
Stryker Corp.	795	287,201
Thermo Fisher Scientific, Inc.	526	325,368
Waters Corp.†	80	28,791
West Pharmaceutical Services, Inc.	263	78,942
		8,384,037
Healthcare-Services — 0.3%
DaVita, Inc.†	92	15,082
HCA Healthcare, Inc.	323	131,277
IQVIA Holdings, Inc.†	238	56,399
Molina Healthcare, Inc.†	125	43,070
UnitedHealth Group, Inc.	1,271	743,128
		988,956
Home Builders — 0.2%
D.R. Horton, Inc.	1,063	202,788
Lennar Corp., Class A	490	91,865
NVR, Inc.†	11	107,930
PulteGroup, Inc.	752	107,935
		510,518
Household Products/Wares — 0.0%
Church & Dwight Co., Inc.	408	42,726
Insurance — 0.3%
Aon PLC, Class A	401	138,742
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Arch Capital Group, Ltd.†	1,357	$ 151,821
Arthur J. Gallagher & Co.	405	113,955
Brown & Brown, Inc.	669	69,308
Erie Indemnity Co., Class A	52	28,071
Marsh & McLennan Cos., Inc.	927	206,805
Progressive Corp.	1,061	269,239
		977,941
Internet — 23.1%
Airbnb, Inc., Class A†	35,429	4,492,751
Alphabet, Inc., Class A	47,383	7,858,471
Alphabet, Inc., Class C	33,131	5,539,172
Amazon.com, Inc.†	94,624	17,631,290
Booking Holdings, Inc.	121	509,667
CDW Corp.	203	45,939
DoorDash, Inc., Class A†	72,618	10,364,767
Expedia Group, Inc.†	452	66,905
GoDaddy, Inc., Class A†	511	80,115
MercadoLibre, Inc.†	1,519	3,116,927
Meta Platforms, Inc., Class A	10,645	6,093,624
Netflix, Inc.†	4,174	2,960,493
Palo Alto Networks, Inc.†	1,173	400,931
Shopify, Inc., Class A†	94,206	7,549,669
Snap, Inc., Class A†	61,586	658,970
Spotify Technology SA†	1,991	733,743
Uber Technologies, Inc.†	42,594	3,201,365
VeriSign, Inc.†	146	27,734
		71,332,533
Iron/Steel — 0.0%
Nucor Corp.	542	81,485
Steel Dynamics, Inc.	328	41,354
		122,839
Leisure Time — 0.1%
Carnival Corp.†	2,599	48,030
Norwegian Cruise Line Holdings, Ltd.†	1,593	32,672
Royal Caribbean Cruises, Ltd.	858	152,175
		232,877
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	893	205,837
Las Vegas Sands Corp.	781	39,316
Marriott International, Inc., Class A	847	210,564
MGM Resorts International†	569	22,242
Wynn Resorts, Ltd.	339	32,503
		510,462
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	1,019	398,551
GE Vernova, Inc.†	3,818	973,514
		1,372,065
Machinery-Diversified — 0.6%
Deere & Co.	529	220,768
Ingersoll Rand, Inc.	1,126	110,528
Otis Worldwide Corp.	566	58,830
Rockwell Automation, Inc.	3,276	879,475
Xylem, Inc.	3,485	470,579
		1,740,180

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 0.0%
Charter Communications, Inc., Class A†	162	$ 52,501
FactSet Research Systems, Inc.	65	29,890
		82,391
Mining — 0.0%
Freeport-McMoRan, Inc.	2,603	129,942
Miscellaneous Manufacturing — 0.2%
A.O. Smith Corp.	274	24,613
Axon Enterprise, Inc.†	260	103,896
Illinois Tool Works, Inc.	450	117,932
Parker-Hannifin Corp.	363	229,351
		475,792
Oil & Gas — 0.3%
APA Corp.	1,340	32,776
ConocoPhillips	2,903	305,628
Coterra Energy, Inc.	1,768	42,343
Diamondback Energy, Inc.	678	116,887
EOG Resources, Inc.	1,360	167,185
Hess Corp.	1,001	135,936
Marathon Oil Corp.	1,074	28,601
Marathon Petroleum Corp.	667	108,661
		938,017
Pharmaceuticals — 2.8%
AbbVie, Inc.	2,368	467,633
AstraZeneca PLC ADR	11,602	903,912
Dexcom, Inc.†	886	59,397
Eli Lilly & Co.	6,963	6,168,800
Merck & Co., Inc.	3,674	417,220
Neurocrine Biosciences, Inc.†	4,041	465,604
Zoetis, Inc.	903	176,428
		8,658,994
Pipelines — 0.5%
Cheniere Energy, Inc.	7,376	1,326,500
ONEOK, Inc.	1,312	119,562
Targa Resources Corp.	794	117,520
Williams Cos., Inc.	1,723	78,655
		1,642,237
Private Equity — 0.2%
Blackstone, Inc.	1,879	287,731
KKR & Co., Inc.	2,444	319,138
		606,869
Real Estate — 0.0%
CoStar Group, Inc.†	639	48,206
REITS — 1.3%
American Tower Corp.	15,419	3,585,843
Digital Realty Trust, Inc.	457	73,956
Equinix, Inc.	162	143,796
Host Hotels & Resorts, Inc.	1,527	26,875
Iron Mountain, Inc.	542	64,406
Public Storage	240	87,329
SBA Communications Corp.	156	37,549
Simon Property Group, Inc.	411	69,467
		4,089,221
Retail — 2.9%
AutoZone, Inc.†	43	135,452
Cava Group, Inc.†	4,776	591,508
Security Description	Shares or Principal Amount	Value

Retail (continued)
Chipotle Mexican Grill, Inc.†	4,962	$ 285,910
Costco Wholesale Corp.	675	598,401
Darden Restaurants, Inc.	223	36,601
Domino's Pizza, Inc.	51	21,937
Floor & Decor Holdings, Inc., Class A†	15,282	1,897,566
Home Depot, Inc.	1,329	538,511
Lowe's Cos., Inc.	5,565	1,507,280
Lululemon Athletica, Inc.†	417	113,153
McDonald's Corp.	3,432	1,045,078
O'Reilly Automotive, Inc.†	153	176,195
Ross Stores, Inc.	7,697	1,158,475
Starbucks Corp.	2,423	236,218
TJX Cos., Inc.	2,662	312,891
Tractor Supply Co.	164	47,713
Ulta Beauty, Inc.†	114	44,360
Yum! Brands, Inc.	469	65,524
		8,812,773
Semiconductors — 10.7%
Advanced Micro Devices, Inc.†	5,864	962,165
Analog Devices, Inc.	1,061	244,210
Applied Materials, Inc.	3,000	606,150
Broadcom, Inc.	37,991	6,553,447
KLA Corp.	1,334	1,033,063
Lam Research Corp.	472	385,190
Marvell Technology, Inc.	15,376	1,108,917
Microchip Technology, Inc.	1,147	92,093
Monolithic Power Systems, Inc.	177	163,637
NVIDIA Corp.	166,682	20,241,862
NXP Semiconductors NV	692	166,087
ON Semiconductor Corp.†	683	49,593
QUALCOMM, Inc.	2,099	356,935
Texas Instruments, Inc.	6,195	1,279,701
		33,243,050
Software — 21.4%
Adobe, Inc.†	4,317	2,235,256
Akamai Technologies, Inc.†	258	26,045
ANSYS, Inc.†	180	57,353
AppLovin Corp., Class A†	9,482	1,237,875
Autodesk, Inc.†	406	111,845
BILL Holdings, Inc.†	32,714	1,725,991
Broadridge Financial Solutions, Inc.	241	51,822
Cadence Design Systems, Inc.†	992	268,862
Cloudflare, Inc., Class A†	109,681	8,872,096
Dayforce, Inc.†	315	19,294
Dynatrace, Inc.†	13,318	712,114
Electronic Arts, Inc.	383	54,938
Fair Isaac Corp.†	474	921,229
Fiserv, Inc.†	1,085	194,920
HubSpot, Inc.†	756	401,890
Intuit, Inc.	2,992	1,858,032
Microsoft Corp.	54,408	23,411,762
MicroStrategy, Inc., Class A†	29,240	4,929,864
MSCI, Inc.	1,860	1,084,250
Oracle Corp.	9,691	1,651,346
Palantir Technologies, Inc., Class A†	7,297	271,448
Paychex, Inc.	465	62,398
Paycom Software, Inc.	76	12,659
Procore Technologies, Inc.†	28,489	1,758,341
PTC, Inc.†	261	47,152
ROBLOX Corp., Class A†	126,676	5,606,680
Roper Technologies, Inc.	167	92,926

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Salesforce, Inc.	8,431	$ 2,307,649
ServiceNow, Inc.†	746	667,215
Snowflake, Inc., Class A†	44,326	5,091,284
Synopsys, Inc.†	555	281,047
Take-Two Interactive Software, Inc.†	295	45,344
Tyler Technologies, Inc.†	155	90,477
		66,161,404
Telecommunications — 0.2%
Arista Networks, Inc.†	933	358,104
Motorola Solutions, Inc.	351	157,820
		515,924
Transportation — 1.6%
CSX Corp.	3,512	121,269
Expeditors International of Washington, Inc.	189	24,835
Old Dominion Freight Line, Inc.	5,588	1,110,000
Saia, Inc.†	1,829	799,749
Union Pacific Corp.	11,917	2,937,302
		4,993,155
Total Common Stocks (cost $207,941,334)		304,628,520
UNAFFILIATED INVESTMENT COMPANIES — 0.9%
SPDR Portfolio S&P 500 Growth ETF (cost $2,486,634)	31,200	2,587,728
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price: CNY 7.69; Counterparty: Goldman Sachs International)	29,213,608	3,535
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price: CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	27,929,133	13,462
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: CNY 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	11,882,552	22,196
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: CNY 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	12,465,929	36,388
Total Purchased Options (cost $332,522)		75,581
Total Long-Term Investment Securities (cost $210,760,490)		307,291,829
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Administration Class 4.69%(1)	486,042	$ 486,042
U.S. Government — 0.0%
United States Treasury Bills
5.18%, 10/17/2024(2)	$ 80,000	79,833
Total Short-Term Investments (cost $565,858)		565,875
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 09/30/2024, to be repurchased 10/01/2024 in the amount of $181,284 and collateralized by $185,200 of United States Treasury Notes, bearing interest at 3.50% due 09/30/2026 and having an approximate value of $185,079 (cost $181,276)	181,276	181,276
TOTAL INVESTMENTS (cost $211,507,624)(3)	99.5%	308,038,980
Other assets less liabilities	0.5	1,414,601
NET ASSETS	100.0%	$309,453,581
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At September 30, 2024, the aggregate value of these securities was $4,657,368 representing 1.5% of net assets.
(1)	The rate shown is the 7-day yield as of September 30, 2024.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
CNY—Chinese Yuan

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P 500 E-Mini Index	December 2024	$284,547	$290,712	$6,165
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$304,628,520	$—	$—	$304,628,520
Unaffiliated Investment Companies	2,587,728	—	—	2,587,728
Purchased Options	—	75,581	—	75,581
Short-Term Investments:
U.S. Government	—	79,833	—	79,833
Other Short-Term Investments	486,042	—	—	486,042
Repurchase Agreements	—	181,276	—	181,276
Total Investments at Value	$307,702,290	$336,690	$—	$308,038,980
Other Financial Instruments:†
Futures Contracts	$6,165	$—	$—	$6,165
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Advertising — 0.6%
Interpublic Group of Cos., Inc.	2,367	$ 74,868
Omnicom Group, Inc.	20,227	2,091,270
		2,166,138
Aerospace/Defense — 2.4%
Boeing Co.†	2,066	314,115
General Dynamics Corp.	7,121	2,151,966
General Electric Co.	3,895	734,519
Howmet Aerospace, Inc.	1,080	108,270
L3Harris Technologies, Inc.	8,828	2,099,916
Lockheed Martin Corp.	1,337	781,557
Northrop Grumman Corp.	866	457,309
RTX Corp.	23,859	2,890,756
		9,538,408
Agriculture — 0.8%
Altria Group, Inc.	10,752	548,782
Archer-Daniels-Midland Co.	32,566	1,945,493
Bunge Global SA	893	86,299
Philip Morris International, Inc.	6,172	749,281
		3,329,855
Airlines — 0.3%
Delta Air Lines, Inc.	1,778	90,305
Southwest Airlines Co.	25,891	767,150
United Airlines Holdings, Inc.†	2,072	118,228
		975,683
Apparel — 0.1%
NIKE, Inc., Class B	4,315	381,446
Ralph Lauren Corp.	114	22,101
Tapestry, Inc.	1,451	68,168
		471,715
Auto Manufacturers — 0.4%
Cummins, Inc.	864	279,754
Ford Motor Co.	24,603	259,808
General Motors Co.	24,396	1,093,917
PACCAR, Inc.	892	88,022
		1,721,501
Auto Parts & Equipment — 0.6%
Aptiv PLC†	11,090	798,591
BorgWarner, Inc.	1,435	52,076
Gentex Corp.	55,590	1,650,467
		2,501,134
Banks — 9.4%
Bank of America Corp.	42,540	1,687,987
Bank of New York Mellon Corp.	34,924	2,509,639
Citigroup, Inc.	12,022	752,577
Citizens Financial Group, Inc.	2,825	116,023
Fifth Third Bancorp	4,265	182,713
Goldman Sachs Group, Inc.	1,990	985,269
Huntington Bancshares, Inc.	9,152	134,534
JPMorgan Chase & Co.	65,936	13,903,265
KeyCorp	5,848	97,954
M&T Bank Corp.	13,875	2,471,415
Morgan Stanley	30,559	3,185,470
Northern Trust Corp.	15,951	1,436,068
PNC Financial Services Group, Inc.	14,061	2,599,176
Regions Financial Corp.	5,767	134,544
State Street Corp.	1,882	166,501
Security Description	Shares or Principal Amount	Value

Banks (continued)
Truist Financial Corp.	62,797	$ 2,685,828
US Bancorp	63,639	2,910,211
Wells Fargo & Co.	21,449	1,211,654
		37,170,828
Beverages — 2.4%
Brown-Forman Corp., Class B	1,155	56,826
Coca-Cola Co.	14,910	1,071,433
Constellation Brands, Inc., Class A	987	254,340
Heineken Holding NV	18,559	1,400,676
Keurig Dr Pepper, Inc.	60,526	2,268,514
Molson Coors Beverage Co., Class B	1,107	63,675
Monster Beverage Corp.†	1,778	92,758
PepsiCo, Inc.	5,539	941,907
Pernod Ricard SA	9,342	1,410,110
Pernod Ricard SA ADR	56,477	1,713,512
		9,273,751
Biotechnology — 1.3%
Amgen, Inc.	3,386	1,091,003
Biogen, Inc.†	918	177,945
Corteva, Inc.	4,362	256,442
Gilead Sciences, Inc.	35,360	2,964,582
Incyte Corp.†	1,007	66,563
Moderna, Inc.†	2,132	142,482
Regeneron Pharmaceuticals, Inc.†	267	280,681
Vertex Pharmaceuticals, Inc.†	586	272,537
		5,252,235
Building Materials — 1.7%
Carrier Global Corp.	2,751	221,428
CRH PLC	13,605	1,261,728
Fortune Brands Innovations, Inc.	17,618	1,577,339
Johnson Controls International PLC	42,398	3,290,509
Martin Marietta Materials, Inc.	131	70,511
Masco Corp.	633	53,134
Mohawk Industries, Inc.†	330	53,024
Trane Technologies PLC	441	171,430
Vulcan Materials Co.	300	75,129
		6,774,232
Chemicals — 1.7%
Air Products & Chemicals, Inc.	1,401	417,134
Akzo Nobel NV	11,920	839,911
Albemarle Corp.	741	70,180
Axalta Coating Systems, Ltd.†	45,171	1,634,739
Celanese Corp.	10,116	1,375,371
CF Industries Holdings, Inc.	523	44,873
Dow, Inc.	4,417	241,301
DuPont de Nemours, Inc.	2,631	234,449
Eastman Chemical Co.	737	82,507
Ecolab, Inc.	782	199,668
FMC Corp.	787	51,895
International Flavors & Fragrances, Inc.	1,611	169,042
Linde PLC	1,454	693,355
LyondellBasell Industries NV, Class A	1,639	157,180
Mosaic Co.	2,008	53,774
PPG Industries, Inc.	1,470	194,716
Sherwin-Williams Co.	731	279,001
		6,739,096
Commercial Services — 1.0%
Automatic Data Processing, Inc.	1,568	433,913
Cintas Corp.	972	200,115

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Equifax, Inc.	476	$ 139,877
Global Payments, Inc.	1,603	164,179
H&R Block, Inc.	19,148	1,216,855
MarketAxess Holdings, Inc.	238	60,976
Moody's Corp.	523	248,211
PayPal Holdings, Inc.†	6,442	502,669
Quanta Services, Inc.	288	85,867
Rollins, Inc.	1,009	51,035
S&P Global, Inc.	1,130	583,781
Verisk Analytics, Inc.	404	108,256
		3,795,734
Computers — 2.1%
Accenture PLC, Class A	1,816	641,920
Amdocs, Ltd.	34,694	3,035,031
Amentum Holdings Inc†	789	25,445
Cognizant Technology Solutions Corp., Class A	12,925	997,552
Dell Technologies, Inc., Class C	852	100,996
EPAM Systems, Inc.†	215	42,792
Hewlett Packard Enterprise Co.	8,190	167,567
HP, Inc.	6,166	221,174
International Business Machines Corp.	5,805	1,283,369
Leidos Holdings, Inc.	849	138,387
NetApp, Inc.	816	100,784
Seagate Technology Holdings PLC	781	85,543
TE Connectivity PLC	9,008	1,360,118
Western Digital Corp.†	2,058	140,541
		8,341,219
Cosmetics/Personal Care — 2.5%
Colgate-Palmolive Co.	3,141	326,067
Estee Lauder Cos., Inc., Class A	1,468	146,345
Kenvue, Inc.	172,997	4,001,420
Procter & Gamble Co.	9,049	1,567,287
Unilever PLC ADR	55,380	3,597,485
		9,638,604
Distribution/Wholesale — 0.2%
Fastenal Co.	1,804	128,842
LKQ Corp.	17,906	714,807
Pool Corp.	104	39,187
WW Grainger, Inc.	70	72,717
		955,553
Diversified Financial Services — 4.4%
American Express Co.	1,062	288,014
Ameriprise Financial, Inc.	291	136,715
Ares Management Corp., Class A	12,319	1,919,793
BlackRock, Inc.	3,382	3,211,243
Capital One Financial Corp.	2,406	360,250
Cboe Global Markets, Inc.	237	48,554
Charles Schwab Corp.	46,248	2,997,333
CME Group, Inc.	1,452	320,384
Discover Financial Services	728	102,131
Franklin Resources, Inc.	1,944	39,172
Intercontinental Exchange, Inc.	3,618	581,195
Invesco, Ltd.	2,836	49,800
LPL Financial Holdings, Inc.	6,551	1,523,959
Mastercard, Inc., Class A	1,456	718,973
Nasdaq, Inc.	22,762	1,661,854
Raymond James Financial, Inc.	18,468	2,261,591
Synchrony Financial	2,490	124,201
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	1,403	$ 152,829
Visa, Inc., Class A	3,579	984,046
		17,482,037
Electric — 4.7%
AES Corp.	4,480	89,869
Alliant Energy Corp.	1,616	98,075
Ameren Corp.	1,681	147,020
American Electric Power Co., Inc.	3,353	344,018
CenterPoint Energy, Inc.	4,107	120,828
CMS Energy Corp.	1,882	132,926
Consolidated Edison, Inc.	2,179	226,899
Constellation Energy Corp.	1,084	281,862
Dominion Energy, Inc.	5,286	305,478
DTE Energy Co.	1,305	167,575
Duke Energy Corp.	26,469	3,051,876
Edison International	19,394	1,689,023
Entergy Corp.	1,347	177,279
Evergy, Inc.	1,449	89,853
Eversource Energy	23,961	1,630,546
Exelon Corp.	6,301	255,506
FirstEnergy Corp.	3,230	143,251
NextEra Energy, Inc.	12,946	1,094,325
NRG Energy, Inc.	1,300	118,430
PG&E Corp.	13,469	266,282
Pinnacle West Capital Corp.	716	63,430
PPL Corp.	4,649	153,789
Public Service Enterprise Group, Inc.	3,139	280,030
Sempra	30,291	2,533,236
Southern Co.	6,890	621,340
WEC Energy Group, Inc.	17,829	1,714,793
Xcel Energy, Inc.	43,980	2,871,894
		18,669,433
Electrical Components & Equipment — 1.2%
AMETEK, Inc.	759	130,328
Eaton Corp. PLC	953	315,863
Emerson Electric Co.	37,003	4,047,018
Generac Holdings, Inc.†	148	23,514
		4,516,723
Electronics — 0.4%
Allegion PLC	340	49,552
Amphenol Corp., Class A	3,339	217,569
Garmin, Ltd.	446	78,509
Honeywell International, Inc.	4,103	848,131
Hubbell, Inc.	183	78,388
Jabil, Inc.	329	39,424
Keysight Technologies, Inc.†	1,100	174,823
Mettler-Toledo International, Inc.†	83	124,475
Trimble, Inc.†	1,539	95,557
		1,706,428
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	538	60,805
First Solar, Inc.†	675	168,372
		229,177
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	789	103,280
Entertainment — 0.0%
Caesars Entertainment, Inc.†	573	23,917

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.1%
Pentair PLC	313	$ 30,608
Republic Services, Inc.	553	111,065
Veralto Corp.	1,557	174,166
Waste Management, Inc.	1,220	253,272
		569,111
Food — 2.3%
Campbell Soup Co.	1,242	60,759
Conagra Brands, Inc.	47,823	1,555,204
General Mills, Inc.	25,931	1,915,004
Hershey Co.	577	110,657
Hormel Foods Corp.	1,831	58,043
J.M. Smucker Co.	671	81,258
Kellanova	1,691	136,481
Koninklijke Ahold Delhaize NV	18,819	650,028
Kraft Heinz Co.	5,562	195,282
Kroger Co.	4,184	239,743
Lamb Weston Holdings, Inc.	308	19,940
McCormick & Co., Inc.	1,588	130,692
Mondelez International, Inc., Class A	22,632	1,667,299
Sysco Corp.	3,099	241,908
Tyson Foods, Inc., Class A	1,801	107,268
US Foods Holding Corp.†	28,381	1,745,431
		8,914,997
Forest Products & Paper — 0.0%
International Paper Co.	2,189	106,933
Gas — 0.6%
Atmos Energy Corp.	15,696	2,177,192
NiSource, Inc.	2,826	97,921
		2,275,113
Hand/Machine Tools — 0.0%
Snap-on, Inc.	183	53,017
Stanley Black & Decker, Inc.	970	106,826
		159,843
Healthcare-Products — 4.5%
Abbott Laboratories	10,964	1,250,006
Agilent Technologies, Inc.	1,839	273,055
Align Technology, Inc.†	199	50,610
Baxter International, Inc.	3,215	122,074
Bio-Techne Corp.	993	79,371
Boston Scientific Corp.†	23,919	2,004,412
Cooper Cos., Inc.†	728	80,328
Danaher Corp.	4,050	1,125,981
Edwards Lifesciences Corp.†	2,391	157,782
GE HealthCare Technologies, Inc.	2,877	270,006
Hologic, Inc.†	1,464	119,257
IDEXX Laboratories, Inc.†	228	115,190
Insulet Corp.†	274	63,774
Intuitive Surgical, Inc.†	760	373,365
Medtronic PLC	62,398	5,617,692
ResMed, Inc.	926	226,055
Revvity, Inc.	777	99,262
Solventum Corp.†	871	60,726
STERIS PLC	273	66,213
Stryker Corp.	778	281,060
Teleflex, Inc.	297	73,454
Thermo Fisher Scientific, Inc.	1,492	922,906
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Waters Corp.†	236	$ 84,934
Zimmer Biomet Holdings, Inc.	40,334	4,354,055
		17,871,568
Healthcare-Services — 4.8%
Catalent, Inc.†	1,140	69,050
Centene Corp.†	50,392	3,793,510
Charles River Laboratories International, Inc.†	325	64,015
DaVita, Inc.†	131	21,475
Elevance Health, Inc.	6,931	3,604,120
HCA Healthcare, Inc.	609	247,516
Humana, Inc.	759	240,405
IQVIA Holdings, Inc.†	677	160,429
Labcorp Holdings, Inc.	529	118,221
Molina Healthcare, Inc.†	151	52,028
Quest Diagnostics, Inc.	8,821	1,369,460
UnitedHealth Group, Inc.	13,738	8,032,334
Universal Health Services, Inc., Class B	4,267	977,186
		18,749,749
Home Builders — 0.4%
Lennar Corp., Class A	8,698	1,630,701
Household Products/Wares — 0.9%
Avery Dennison Corp.	507	111,925
Church & Dwight Co., Inc.	833	87,232
Clorox Co.	781	127,233
Kimberly-Clark Corp.	15,397	2,190,685
Reckitt Benckiser Group PLC	14,836	907,848
		3,424,923
Insurance — 5.7%
Aflac, Inc.	3,176	355,077
Allstate Corp.	13,454	2,551,551
American International Group, Inc.(1)	4,058	297,167
Aon PLC, Class A	671	232,159
Arthur J. Gallagher & Co.	677	190,488
Assurant, Inc.	326	64,828
Berkshire Hathaway, Inc., Class B†	17,067	7,855,258
Brown & Brown, Inc.	328	33,981
Chubb, Ltd.	4,672	1,347,358
Cincinnati Financial Corp.	985	134,078
Erie Indemnity Co., Class A	66	35,628
Everest Group, Ltd.	4,373	1,713,473
Globe Life, Inc.	566	59,945
Hartford Financial Services Group, Inc.	1,846	217,108
Loews Corp.	1,148	90,749
Marsh & McLennan Cos., Inc.	1,487	331,735
MetLife, Inc.	44,146	3,641,162
Principal Financial Group, Inc.	1,343	115,364
Progressive Corp.	1,845	468,187
Prudential Financial, Inc.	2,250	272,475
Travelers Cos., Inc.	1,436	336,196
W.R. Berkley Corp.	1,894	107,447
Willis Towers Watson PLC	6,463	1,903,547
		22,354,961
Internet — 1.7%
Airbnb, Inc., Class A†	1,386	175,759
Alphabet, Inc., Class C	8,576	1,433,821
CDW Corp.	488	110,434
eBay, Inc.	3,081	200,604
F5, Inc.†	20,656	4,548,451
Gen Digital, Inc.	3,413	93,619

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Match Group, Inc.†	1,625	$ 61,490
VeriSign, Inc.†	275	52,239
		6,676,417
Iron/Steel — 0.0%
Nucor Corp.	553	83,138
Steel Dynamics, Inc.	335	42,237
		125,375
Leisure Time — 0.0%
Carnival Corp.†	1,846	34,114
Lodging — 0.4%
Las Vegas Sands Corp.	869	43,746
MGM Resorts International†	466	18,216
Wyndham Hotels & Resorts, Inc.	18,874	1,474,814
		1,536,776
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	1,283	501,807
GE Vernova, Inc.†	987	251,665
Oshkosh Corp.	8,248	826,532
		1,580,004
Machinery-Diversified — 0.9%
Deere & Co.	694	289,627
Dover Corp.	4,668	895,042
IDEX Corp.	477	102,317
Ingersoll Rand, Inc.	585	57,424
Middleby Corp.†	10,049	1,398,117
Nordson Corp.	343	90,082
Otis Worldwide Corp.	1,540	160,068
Rockwell Automation, Inc.	372	99,867
Westinghouse Air Brake Technologies Corp.	1,104	200,674
Xylem, Inc.	1,531	206,731
		3,499,949
Media — 1.0%
Charter Communications, Inc., Class A†	330	106,946
Comcast Corp., Class A	24,343	1,016,807
FactSet Research Systems, Inc.	127	58,401
Fox Corp., Class A	1,416	59,939
Fox Corp., Class B	831	32,243
News Corp., Class A	2,384	63,486
News Corp., Class B	707	19,761
Paramount Global, Class B	3,748	39,804
Walt Disney Co.	24,549	2,361,368
Warner Bros. Discovery, Inc.†	14,060	115,995
		3,874,750
Mining — 0.2%
Freeport-McMoRan, Inc.	4,527	225,988
Newmont Corp.	7,230	386,443
		612,431
Miscellaneous Manufacturing — 1.0%
3M Co.	17,027	2,327,591
A.O. Smith Corp.	280	25,152
Illinois Tool Works, Inc.	919	240,842
Parker-Hannifin Corp.	178	112,464
Siemens AG	5,001	1,009,495
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Teledyne Technologies, Inc.†	295	$ 129,110
Textron, Inc.	1,181	104,613
		3,949,267
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	325	120,354
Oil & Gas — 5.4%
Antero Resources Corp.†	52,498	1,504,068
Chevron Corp.	14,594	2,149,258
ConocoPhillips	15,101	1,589,833
Coterra Energy, Inc.	91,445	2,190,108
Devon Energy Corp.	3,946	154,367
EOG Resources, Inc.	11,496	1,413,203
EQT Corp.	3,743	137,143
Exxon Mobil Corp.	54,249	6,359,068
Hess Corp.	8,443	1,146,559
Marathon Oil Corp.	1,657	44,126
Marathon Petroleum Corp.	949	154,602
Occidental Petroleum Corp.	4,243	218,684
Phillips 66	16,306	2,143,424
Shell PLC	37,777	1,224,770
TotalEnergies SE ADR	9,359	604,779
Valero Energy Corp.	2,019	272,626
		21,306,618
Oil & Gas Services — 0.5%
Baker Hughes Co.	41,426	1,497,550
Halliburton Co.	5,563	161,605
Schlumberger NV	8,948	375,369
		2,034,524
Packaging & Containers — 0.8%
Amcor PLC	9,108	103,194
Ball Corp.	1,913	129,912
Graphic Packaging Holding Co.	54,640	1,616,797
Packaging Corp. of America	4,350	936,990
Smurfit WestRock PLC	3,109	153,647
		2,940,540
Pharmaceuticals — 8.9%
AbbVie, Inc.	7,012	1,384,730
AstraZeneca PLC ADR	18,207	1,418,507
Becton Dickinson & Co.	8,827	2,128,190
Bristol-Myers Squibb Co.	12,775	660,979
Cardinal Health, Inc.	1,537	169,869
Cencora, Inc.	1,099	247,363
Cigna Group	1,762	610,427
CVS Health Corp.	27,104	1,704,300
Dexcom, Inc.†	985	66,034
Henry Schein, Inc.†	27,126	1,977,485
Johnson & Johnson	74,279	12,037,655
McKesson Corp.	817	403,941
Merck & Co., Inc.	41,998	4,769,293
Pfizer, Inc.	144,164	4,172,106
Roche Holding AG	3,788	1,211,122
Roche Holding AG ADR	40,631	1,623,208
Viatris, Inc.	7,521	87,319
Zoetis, Inc.	1,285	251,063
		34,923,591
Pipelines — 0.9%
Kinder Morgan, Inc.	12,168	268,791
ONEOK, Inc.	19,624	1,788,335

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines (continued)
Targa Resources Corp.	8,997	$ 1,331,646
Williams Cos., Inc.	4,685	213,871
		3,602,643
Private Equity — 0.4%
Blackstone, Inc.	1,271	194,628
KKR & Co., Inc.	11,030	1,440,298
		1,634,926
Real Estate — 0.5%
CBRE Group, Inc., Class A†	16,132	2,008,111
CoStar Group, Inc.†	1,472	111,048
		2,119,159
REITS — 3.1%
Alexandria Real Estate Equities, Inc.	981	116,494
American Tower Corp.	7,152	1,663,269
AvalonBay Communities, Inc.	895	201,599
BXP, Inc.	916	73,701
Camden Property Trust	672	83,012
Crown Castle, Inc.	20,884	2,477,469
Digital Realty Trust, Inc.	1,144	185,134
Equinix, Inc.	317	281,379
Equity Residential	12,105	901,338
Essex Property Trust, Inc.	405	119,645
Extra Space Storage, Inc.	1,335	240,554
Federal Realty Investment Trust	474	54,496
Gaming & Leisure Properties, Inc.	35,538	1,828,430
Healthpeak Properties, Inc.	4,435	101,428
Host Hotels & Resorts, Inc.	1,771	31,170
Invitation Homes, Inc.	3,590	126,583
Iron Mountain, Inc.	906	107,660
Kimco Realty Corp.	4,248	98,639
Mid-America Apartment Communities, Inc.	736	116,950
Prologis, Inc.	5,835	736,844
Public Storage	576	209,589
Realty Income Corp.	18,185	1,153,293
Regency Centers Corp.	1,029	74,325
SBA Communications Corp.	406	97,724
Simon Property Group, Inc.	1,217	205,697
UDR, Inc.	1,891	85,738
Ventas, Inc.	2,603	166,930
VICI Properties, Inc.	6,599	219,813
Welltower, Inc.	3,647	466,925
Weyerhaeuser Co.	4,583	155,180
		12,381,008
Retail — 3.6%
AutoZone, Inc.†	33	103,951
Beacon Roofing Supply, Inc.†	7,381	637,940
Best Buy Co., Inc.	1,237	127,782
CarMax, Inc.†	984	76,142
Costco Wholesale Corp.	1,620	1,436,162
Darden Restaurants, Inc.	358	58,759
Dollar General Corp.	1,386	117,214
Dollar Tree, Inc.†	13,793	969,924
Domino's Pizza, Inc.	132	56,779
Genuine Parts Co.	878	122,639
Home Depot, Inc.	3,937	1,595,272
Lowe's Cos., Inc.	3,591	972,622
McDonald's Corp.	2,531	770,715
MSC Industrial Direct Co., Inc., Class A	15,450	1,329,627
O'Reilly Automotive, Inc.†	99	114,008
Security Description	Shares or Principal Amount	Value

Retail (continued)
Starbucks Corp.	23,271	$ 2,268,690
Target Corp.	2,915	454,332
TJX Cos., Inc.	2,493	293,027
Tractor Supply Co.	394	114,626
Ulta Beauty, Inc.†	102	39,690
Walgreens Boots Alliance, Inc.	4,515	40,454
Walmart, Inc.	27,370	2,210,128
Yum! Brands, Inc.	957	133,703
		14,044,186
Semiconductors — 2.8%
Analog Devices, Inc.	12,200	2,808,074
Intel Corp.†	26,888	630,792
Microchip Technology, Inc.	1,386	111,282
Micron Technology, Inc.	6,987	724,622
NXP Semiconductors NV	8,891	2,133,929
ON Semiconductor Corp.†	11,034	801,179
Qorvo, Inc.†	598	61,773
QUALCOMM, Inc.	16,805	2,857,690
Skyworks Solutions, Inc.	1,006	99,363
Teradyne, Inc.	1,028	137,680
Texas Instruments, Inc.	3,625	748,816
		11,115,200
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	247	65,302
Software — 1.3%
Adobe, Inc.†	2,491	1,289,790
Akamai Technologies, Inc.†	506	51,081
ANSYS, Inc.†	237	75,515
Autodesk, Inc.†	652	179,613
Broadridge Financial Solutions, Inc.	316	67,949
Dayforce, Inc.†	448	27,440
Electronic Arts, Inc.	14,375	2,061,950
Fidelity National Information Services, Inc.	3,438	287,933
Fiserv, Inc.†	1,741	312,771
Jack Henry & Associates, Inc.	459	81,032
MSCI, Inc.	213	124,164
Paychex, Inc.	1,212	162,638
Paycom Software, Inc.	175	29,150
PTC, Inc.†	303	54,740
Roper Technologies, Inc.	385	214,229
Take-Two Interactive Software, Inc.†	514	79,007
		5,099,002
Telecommunications — 4.0%
AT&T, Inc.	45,183	994,026
BCE, Inc.	17,729	616,376
Cisco Systems, Inc.	136,707	7,275,547
Corning, Inc.	52,677	2,378,367
Juniper Networks, Inc.	2,074	80,844
Motorola Solutions, Inc.	442	198,736
T-Mobile US, Inc.	3,088	637,240
Verizon Communications, Inc.	78,397	3,520,809
		15,701,945
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	826	59,736
Transportation — 3.0%
C.H. Robinson Worldwide, Inc.	739	81,563
CSX Corp.	6,108	210,909
Expeditors International of Washington, Inc.	560	73,584
FedEx Corp.	1,420	388,626

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
JB Hunt Transport Services, Inc.	508	$ 87,544
Knight-Swift Transportation Holdings, Inc.	26,258	1,416,619
Norfolk Southern Corp.	13,593	3,377,861
Union Pacific Corp.	2,111	520,319
United Parcel Service, Inc., Class B	41,008	5,591,031
		11,748,056
Water — 0.1%
American Water Works Co., Inc.	1,228	179,583
Total Common Stocks (cost $334,140,487)		388,400,036
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
iShares S&P 500 Value ETF (cost $3,152,863)	16,100	3,174,437
Total Long-Term Investment Securities (cost $337,293,350)		391,574,473
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
5.17%, 10/17/2024(2) (cost $29,931)	$ 30,000	29,937
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 09/30/2024, to be repurchased 10/01/2024 in the amount of $164,145 and collateralized by $168,000 of United States Treasury Notes, bearing interest at 3.13% due 11/15/2028 and having an approximate value of $167,490	164,138	164,138
Security Description	Shares or Principal Amount	Value

Bank of America Securities LLC Joint Repurchase Agreement(3)	$135,000	$ 135,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	150,000	150,000
BNP Paribas SA Joint Repurchase Agreement(3)	140,000	140,000
Deutsche Bank AG Joint Repurchase Agreement(3)	135,000	135,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	135,000	135,000
Total Repurchase Agreements (cost $859,138)		859,138
TOTAL INVESTMENTS (cost $338,182,419)(4)	99.5%	392,463,548
Other assets less liabilities	0.5	1,826,551
NET ASSETS	100.0%	$394,290,099
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P 500 E-Mini Index	December 2024	$284,547	$290,712	$6,165
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	719,274	USD	533,935	12/20/2024	$1,020	$ —
	GBP	1,361,615	USD	1,814,351	12/20/2024	—	(5,735)
						1,020	(5,735)
Citibank, N.A.	EUR	1,041,903	USD	1,163,472	12/20/2024	—	(41)
Goldman Sachs International	EUR	1,387,952	USD	1,550,068	12/20/2024	116	—
	GBP	1,361,615	USD	1,814,896	12/20/2024	—	(5,190)
						116	(5,190)
JPMorgan Chase Bank, N.A.	EUR	1,041,903	USD	1,163,383	12/20/2024	—	(129)
Morgan Stanley & Co. International PLC	CHF	430,648	USD	511,137	12/20/2024	—	(2,143)
UBS AG	CHF	430,648	USD	511,325	12/20/2024	—	(1,955)
	EUR	1,041,903	USD	1,162,420	12/20/2024	—	(1,093)
						—	(3,048)
Unrealized Appreciation (Depreciation)						$1,136	$(16,286)

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$388,400,036	$—	$—	$388,400,036
Unaffiliated Investment Companies	3,174,437	—	—	3,174,437
Short-Term Investments	—	29,937	—	29,937
Repurchase Agreements	—	859,138	—	859,138
Total Investments at Value	$391,574,473	$889,075	$—	$392,463,548
Other Financial Instruments:†
Futures Contracts	$6,165	$—	$—	$6,165
Forward Foreign Currency Contracts	—	1,136	—	1,136
Total Other Financial Instruments	$6,165	$1,136	$—	$7,301
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$16,286	$—	$16,286
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Advertising — 2.0%
Omnicom Group, Inc.	1,775	$ 183,517
Trade Desk, Inc., Class A†	27,752	3,043,007
		3,226,524
Aerospace/Defense — 1.0%
HEICO Corp.	2,721	711,487
HEICO Corp., Class A	1,560	317,866
Howmet Aerospace, Inc.	3,425	343,356
L3Harris Technologies, Inc.	475	112,988
Loar Holdings, Inc.†	1,834	136,798
Spirit AeroSystems Holdings, Inc., Class A†	278	9,038
		1,631,533
Airlines — 0.2%
American Airlines Group, Inc.†	905	10,172
Delta Air Lines, Inc.	4,948	251,309
		261,481
Apparel — 1.8%
Crocs, Inc.†	206	29,831
Deckers Outdoor Corp.†	6,472	1,031,960
On Holding AG, Class A†	32,636	1,636,696
Skechers USA, Inc., Class A†	1,595	106,737
		2,805,224
Banks — 1.1%
NU Holdings, Ltd., Class A†	122,617	1,673,722
Popular, Inc.	141	14,138
		1,687,860
Beverages — 0.3%
Boston Beer Co., Inc., Class A†	35	10,120
Brown-Forman Corp., Class B	3,637	178,940
Celsius Holdings, Inc.†	7,087	222,248
Constellation Brands, Inc., Class A	275	70,865
		482,173
Biotechnology — 2.9%
Alnylam Pharmaceuticals, Inc.	4,154	1,142,475
Apellis Pharmaceuticals, Inc.†	2,005	57,824
Argenx SE ADR†	1,178	638,570
Avidity Biosciences, Inc.†	1,225	56,264
BeiGene, Ltd. ADR†	300	67,353
BioNTech SE ADR†	435	51,665
Bio-Rad Laboratories, Inc., Class A†	165	55,206
Blueprint Medicines Corp.†	500	46,250
Exelixis, Inc.†	4,584	118,955
Incyte Corp.†	180	11,898
Insmed, Inc.†	900	65,700
Intra-Cellular Therapies, Inc.†	1,976	144,584
Ionis Pharmaceuticals, Inc.†	2,794	111,928
Krystal Biotech, Inc.†	275	50,058
Legend Biotech Corp. ADR†	1,575	76,750
REVOLUTION Medicines, Inc.†	1,200	54,420
Sarepta Therapeutics, Inc.†	7,684	959,655
Structure Therapeutics, Inc.†	2,755	120,917
Ultragenyx Pharmaceutical, Inc.†	1,731	96,157
United Therapeutics Corp.†	1,780	637,863
Viking Therapeutics, Inc.†	2,019	127,823
		4,692,315
Building Materials — 1.3%
AAON, Inc.	1,311	141,378
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Armstrong World Industries, Inc.	281	$ 36,932
AZEK Co., Inc.†	1,935	90,558
Builders FirstSource, Inc.†	210	40,711
Eagle Materials, Inc.	484	139,223
Lennox International, Inc.	1,141	689,495
Louisiana-Pacific Corp.	1,638	176,019
Martin Marietta Materials, Inc.	66	35,524
Simpson Manufacturing Co., Inc.	76	14,537
Trex Co., Inc.†	3,206	213,455
Vulcan Materials Co.	1,856	464,798
		2,042,630
Chemicals — 0.1%
Celanese Corp.	534	72,603
Chemours Co.	212	4,308
RPM International, Inc.	1,202	145,442
		222,353
Commercial Services — 4.7%
API Group Corp.†	2,219	73,271
Avis Budget Group, Inc.	130	11,387
Block, Inc.†	8,802	590,878
Booz Allen Hamilton Holding Corp.	5,059	823,403
Bright Horizons Family Solutions, Inc.†	816	114,346
Corpay, Inc.†	2,396	749,373
Equifax, Inc.	973	285,926
FTI Consulting, Inc.†	370	84,197
Grand Canyon Education, Inc.†	181	25,675
H&R Block, Inc.	520	33,046
Morningstar, Inc.	886	282,740
Paylocity Holding Corp.†	1,747	288,203
Quanta Services, Inc.	1,714	511,029
RB Global, Inc.	1,550	124,760
Rollins, Inc.	7,078	358,005
Service Corp. International	940	74,194
Shift4 Payments, Inc., Class A†	1,852	164,087
Toast, Inc., Class A†	14,593	413,128
TransUnion	212	22,196
U-Haul Holding Co. †	64	4,959
U-Haul Holding Co. (Non-Voting)	834	60,048
United Rentals, Inc.	534	432,396
Valvoline, Inc.†	2,480	103,788
Verisk Analytics, Inc.	5,806	1,555,776
Verra Mobility Corp.†	2,000	55,620
WEX, Inc.†	418	87,667
WillScot Mobile Mini Holdings Corp.†	3,143	118,177
		7,448,275
Computer Data Security — 0.0%
Snyk, Ltd.†(1)(2)	4,274	41,458
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	41	45,547
Computers — 3.9%
CyberArk Software, Ltd.†	463	135,015
EPAM Systems, Inc.†	67	13,335
ExlService Holdings, Inc.†	22,190	846,549
Fortinet, Inc.†	900	69,795
Gartner, Inc.†	5,163	2,616,402
Globant SA†	872	172,778
HP, Inc.	4,546	163,065
KBR, Inc.	2,170	141,332
NetApp, Inc.	1,773	218,983
Pure Storage, Inc., Class A†	9,890	496,874

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Super Micro Computer, Inc.†	1,482	$ 617,105
TE Connectivity PLC	504	76,099
Zscaler, Inc.†	3,928	671,452
		6,238,784
Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	2,402	261,890
Distribution/Wholesale — 1.7%
Copart, Inc.†	1,491	78,128
Core & Main, Inc., Class A†	2,420	107,448
Fastenal Co.	16,118	1,151,148
Pool Corp.	1,221	460,073
SiteOne Landscape Supply, Inc.†	716	108,052
Watsco, Inc.	165	81,160
WW Grainger, Inc.	726	754,176
		2,740,185
Diversified Financial Services — 6.3%
Ally Financial, Inc.	717	25,518
Ameriprise Financial, Inc.	3,555	1,670,175
Ares Management Corp., Class A	9,700	1,511,648
Blue Owl Capital, Inc.	16,584	321,066
Cboe Global Markets, Inc.	350	71,704
Coinbase Global, Inc., Class A†	5,934	1,057,261
Credit Acceptance Corp.†	94	41,681
Evercore, Inc., Class A	4,340	1,099,496
FTAI Aviation, Ltd.	4,800	637,920
Hamilton Lane, Inc., Class A	3,154	531,102
Houlihan Lokey, Inc.	93	14,696
Jefferies Financial Group, Inc.	945	58,165
Lazard, Inc.	1,967	99,097
LPL Financial Holdings, Inc.	2,920	679,280
Mr. Cooper Group, Inc.†	700	64,526
SoFi Technologies, Inc.†	3,126	24,570
StepStone Group, Inc., Class A	2,925	166,228
TPG, Inc.	1,736	99,924
Tradeweb Markets, Inc., Class A	15,501	1,917,009
UWM Holdings Corp.	1,244	10,599
Western Union Co.	1,143	13,636
XP, Inc., Class A	791	14,190
		10,129,491
Electric — 1.3%
CenterPoint Energy, Inc.	7,868	231,477
NRG Energy, Inc.	1,631	148,584
Vistra Corp.	14,369	1,703,301
		2,083,362
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	775	133,075
Generac Holdings, Inc.†	554	88,020
Universal Display Corp.	3,411	715,969
		937,064
Electronics — 1.2%
Celestica, Inc.†	1,400	71,568
Flex, Ltd.†	46,231	1,545,502
Hubbell, Inc.	300	128,505
Jabil, Inc.	174	20,851
Keysight Technologies, Inc.†	350	55,626
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Mettler-Toledo International, Inc.†	56	$ 83,983
nVent Electric PLC	650	45,669
		1,951,704
Energy-Alternate Sources — 0.3%
Enphase Energy, Inc.†	3,915	442,474
First Solar, Inc.†	280	69,843
		512,317
Engineering & Construction — 1.2%
Comfort Systems USA, Inc.	1,450	566,007
EMCOR Group, Inc.	353	151,977
Fluor Corp.†	23,235	1,108,542
TopBuild Corp.†	179	72,819
		1,899,345
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	3,827
Entertainment — 3.1%
Churchill Downs, Inc.	2,813	380,346
DraftKings, Inc., Class A†	56,594	2,218,485
Light & Wonder, Inc.†	3,158	286,525
Live Nation Entertainment, Inc.†	16,851	1,845,016
Madison Square Garden Sports Corp.†	29	6,040
TKO Group Holdings, Inc.†	208	25,732
Vail Resorts, Inc.	612	106,665
		4,868,809
Environmental Control — 0.4%
Clean Harbors, Inc.†	825	199,411
Republic Services, Inc.	400	80,336
Tetra Tech, Inc.	1,100	51,876
Veralto Corp.	2,134	238,709
Waste Connections, Inc.	723	129,287
		699,619
Food — 0.9%
Hershey Co.	389	74,602
Lamb Weston Holdings, Inc.	887	57,424
Performance Food Group Co.†	2,095	164,185
Pilgrim's Pride Corp.†	74	3,408
Sysco Corp.	5,941	463,755
US Foods Holding Corp.†	9,799	602,639
		1,366,013
Gas — 0.2%
Atmos Energy Corp.	1,941	269,236
Hand/Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	296	56,838
Healthcare-Products — 6.5%
10X Genomics, Inc., Class A†	1,339	30,235
Agilent Technologies, Inc.	425	63,104
Alcon, Inc.	600	60,042
Align Technology, Inc.†	5,255	1,336,452
Avantor, Inc.†	23,956	619,742
Bio-Techne Corp.	1,065	85,125
Bruker Corp.	2,379	164,294
Exact Sciences Corp.†	23,146	1,576,706
GE HealthCare Technologies, Inc.	797	74,798
Glaukos Corp.†	3,297	429,533
Globus Medical, Inc., Class A†	1,025	73,328
IDEXX Laboratories, Inc.†	2,992	1,511,618
Inspire Medical Systems, Inc.†	959	202,397

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Insulet Corp.†	2,391	$ 556,505
Lantheus Holdings, Inc.†	1,000	109,750
Masimo Corp.†	978	130,397
Natera, Inc.†	14,365	1,823,637
Penumbra, Inc.†	1,349	262,124
Repligen Corp.†	684	101,793
ResMed, Inc.	1,687	411,830
STERIS PLC	300	72,762
TransMedics Group, Inc.†	350	54,950
Waters Corp.†	690	248,324
West Pharmaceutical Services, Inc.	1,110	333,178
		10,332,624
Healthcare-Services — 2.1%
Chemed Corp.	264	158,656
DaVita, Inc.†	968	158,684
Encompass Health Corp.	2,050	198,112
Ensign Group, Inc.	3,317	477,051
Fortrea Holdings, Inc.†	173	3,460
ICON PLC†	455	130,726
IQVIA Holdings, Inc.†	911	215,880
Medpace Holdings, Inc.†	3,478	1,160,956
Molina Healthcare, Inc.†	1,354	466,534
Quest Diagnostics, Inc.	350	54,338
Tenet Healthcare Corp.†	1,775	295,005
		3,319,402
Home Builders — 0.1%
NVR, Inc.†	19	186,424
Home Furnishings — 0.1%
SharkNinja, Inc.	252	27,395
Tempur Sealy International, Inc.	3,222	175,921
		203,316
Household Products/Wares — 0.4%
Avery Dennison Corp.	1,065	235,109
Clorox Co.	2,384	388,378
		623,487
Insurance — 1.5%
Allstate Corp.	2,037	386,317
Arch Capital Group, Ltd.†	2,125	237,745
Arthur J. Gallagher & Co.	683	192,176
Brown & Brown, Inc.	4,518	468,065
Equitable Holdings, Inc.	6,274	263,696
Everest Group, Ltd.	135	52,897
Hartford Financial Services Group, Inc.	675	79,387
Kinsale Capital Group, Inc.	863	401,787
Markel Group, Inc.†	58	90,977
RLI Corp.	49	7,594
Ryan Specialty Holdings, Inc.	4,090	271,535
		2,452,176
Internet — 5.3%
CDW Corp.	2,798	633,187
Coupang, Inc.†	46,797	1,148,866
DoorDash, Inc., Class A†	500	71,365
Etsy, Inc.†	1,456	80,852
Expedia Group, Inc.†	2,428	359,393
GoDaddy, Inc., Class A†	9,080	1,423,562
Lyft, Inc., Class A†	4,776	60,894
Okta, Inc.†	1,370	101,846
Security Description	Shares or Principal Amount	Value

Internet (continued)
Pinterest, Inc., Class A†	69,229	$ 2,240,943
Reddit, Inc.†	7,300	481,216
Robinhood Markets, Inc., Class A†	2,450	57,379
Roku, Inc.†	364	27,176
Spotify Technology SA†	4,870	1,794,741
TripAdvisor, Inc.†	110	1,594
Trump Media & Technology Group Corp.†	693	11,136
VeriSign, Inc.†	106	20,136
		8,514,286
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	2,893	36,944
Steel Dynamics, Inc.	525	66,192
		103,136
Leisure Time — 1.5%
Norwegian Cruise Line Holdings, Ltd.†	8,220	168,592
Planet Fitness, Inc., Class A†	1,632	132,551
Royal Caribbean Cruises, Ltd.	8,425	1,494,258
Viking Holdings, Ltd.†	17,590	613,715
YETI Holdings, Inc.†	487	19,982
		2,429,098
Lodging — 1.1%
Choice Hotels International, Inc.	455	59,287
Hilton Worldwide Holdings, Inc.	5,221	1,203,440
Hyatt Hotels Corp., Class A	622	94,668
Las Vegas Sands Corp.	6,796	342,111
Wyndham Hotels & Resorts, Inc.	128	10,002
Wynn Resorts, Ltd.	147	14,094
		1,723,602
Machinery-Construction & Mining — 1.8%
BWX Technologies, Inc.	1,132	123,048
GE Vernova, Inc.†	300	76,494
Vertiv Holdings Co., Class A	26,303	2,616,886
		2,816,428
Machinery-Diversified — 0.3%
Cognex Corp.	178	7,209
Esab Corp.	1,586	168,607
Rockwell Automation, Inc.	398	106,847
Toro Co.	860	74,588
Westinghouse Air Brake Technologies Corp.	475	86,341
		443,592
Media — 1.2%
FactSet Research Systems, Inc.	387	177,962
Liberty Broadband Corp., Class A†	78	5,992
Liberty Broadband Corp., Class C†	519	40,113
Liberty Media Corp.-Liberty Formula One, Class A†	159	11,373
Liberty Media Corp.-Liberty Formula One, Class C†	20,697	1,602,569
Nexstar Media Group, Inc.	234	38,692
		1,876,701
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	1,360	213,738
RBC Bearings, Inc.†	275	82,329
		296,067
Miscellaneous Manufacturing — 2.2%
Axon Enterprise, Inc.†	7,794	3,114,482

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Carlisle Cos., Inc.	244	$ 109,739
Fabrinet†	1,190	281,364
		3,505,585
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	450	166,644
Oil & Gas — 1.2%
Chesapeake Energy Corp.	800	65,800
Civitas Resources, Inc.	528	26,754
Coterra Energy, Inc.	2,050	49,097
Diamondback Energy, Inc.	760	131,024
EQT Corp.	702	25,721
Hess Corp.	3,472	471,498
Magnolia Oil & Gas Corp., Class A	2,900	70,818
Matador Resources Co.	1,515	74,871
Noble Corp. PLC	1,350	48,789
Permian Resources Corp.	13,649	185,763
Texas Pacific Land Corp.	361	319,391
Viper Energy, Inc.	7,852	354,204
Weatherford International PLC	1,386	117,699
		1,941,429
Oil & Gas Services — 0.0%
Halliburton Co.	1,624	47,177
Packaging & Containers — 0.0%
Sealed Air Corp.	151	5,481
Pharmaceuticals — 3.3%
Alkermes PLC†	1,750	48,983
Ascendis Pharma A/S ADR†	485	72,415
BellRing Brands, Inc.†	11,307	686,561
Cardinal Health, Inc.	5,704	630,406
Cencora, Inc.	7,290	1,640,833
Dexcom, Inc.†	18,840	1,263,034
Madrigal Pharmaceuticals, Inc.†	225	47,750
Neurocrine Biosciences, Inc.†	7,225	832,464
Vaxcyte, Inc.†	800	91,416
		5,313,862
Pipelines — 2.8%
Antero Midstream Corp.	2,486	37,414
Cheniere Energy, Inc.	10,211	1,836,346
New Fortress Energy, Inc.	661	6,009
Targa Resources Corp.	17,918	2,652,043
		4,531,812
Private Equity — 0.5%
KKR & Co., Inc.	6,491	847,595
Real Estate — 0.1%
CoStar Group, Inc.†	938	70,763
FirstService Corp.	300	54,738
Jones Lang LaSalle, Inc.†	281	75,816
		201,317
REITS — 1.6%
AvalonBay Communities, Inc.	2,430	547,358
CubeSmart	1,700	91,511
Equity LifeStyle Properties, Inc.	950	67,773
Iron Mountain, Inc.	7,018	833,949
Lamar Advertising Co., Class A	2,149	287,106
Lineage, Inc.	1,021	80,026
Rexford Industrial Realty, Inc.	1,100	55,341
Security Description	Shares or Principal Amount	Value

REITS (continued)
Simon Property Group, Inc.	3,216	$ 543,568
Terreno Realty Corp.	900	60,147
		2,566,779
Retail — 6.0%
AutoZone, Inc.†	25	78,751
Bath & Body Works, Inc.	1,500	47,880
BJ's Wholesale Club Holdings, Inc.†	1,155	95,264
Burlington Stores, Inc.†	2,998	789,913
CarMax, Inc.†	211	16,327
Carvana Co.†	1,827	318,099
Casey's General Stores, Inc.	648	243,460
Cava Group, Inc.†	2,924	362,138
Darden Restaurants, Inc.	2,242	367,980
Dick's Sporting Goods, Inc.	373	77,845
Domino's Pizza, Inc.	500	215,070
Dutch Bros, Inc., Class A†	13,064	418,440
Ferguson Enterprises, Inc.	681	135,226
Five Below, Inc.†	831	73,419
Floor & Decor Holdings, Inc., Class A†	1,336	165,891
Freshpet, Inc.†	910	124,461
Murphy USA, Inc.	356	175,462
Ollie's Bargain Outlet Holdings, Inc.†	3,456	335,923
O'Reilly Automotive, Inc.†	508	585,013
RH†	196	65,548
Ross Stores, Inc.	5,710	859,412
Texas Roadhouse, Inc.	1,280	226,048
Tractor Supply Co.	4,147	1,206,487
Ulta Beauty, Inc.†	1,392	541,655
Wendy's Co.	1,630	28,558
Williams-Sonoma, Inc.	1,947	301,629
Wingstop, Inc.	2,566	1,067,661
Yum! Brands, Inc.	4,178	583,708
		9,507,268
Semiconductors — 4.3%
Analog Devices, Inc.	1	230
Astera Labs, Inc.†	21	1,100
Entegris, Inc.	5,898	663,702
Lattice Semiconductor Corp.†	4,762	252,719
Marvell Technology, Inc.	17,906	1,291,381
Microchip Technology, Inc.	1,050	84,304
MKS Instruments, Inc.	4,369	474,954
Monolithic Power Systems, Inc.	3,335	3,083,207
ON Semiconductor Corp.†	1,050	76,241
Onto Innovation, Inc.†	867	179,955
Teradyne, Inc.	5,207	697,374
		6,805,167
Software — 15.3%
Appfolio, Inc., Class A†	890	209,506
AppLovin Corp., Class A†	11,037	1,440,880
Bentley Systems, Inc., Class B	5,207	264,568
BILL Holdings, Inc.†	490	25,852
Braze, Inc., Class A†	1,400	45,276
Broadridge Financial Solutions, Inc.	3,566	766,797
Cloudflare, Inc., Class A†	12,134	981,519
Confluent, Inc., Class A†	6,905	140,724
Databricks, Inc.†(1)(2)	2,067	166,259
Datadog, Inc., Class A†	21,921	2,522,230
Dayforce, Inc.†	307	18,804
Descartes Systems Group, Inc.†	1,325	136,422
DocuSign, Inc.†	7,101	440,901
DoubleVerify Holdings, Inc.†	1,569	26,422

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Doximity, Inc., Class A†	177	$ 7,712
Dropbox, Inc., Class A†	1,411	35,882
Duolingo, Inc.†	1,179	332,502
Dynatrace, Inc.†	9,954	532,240
Elastic NV†	2,912	223,525
Fair Isaac Corp.†	771	1,498,454
Five9, Inc.†	1,407	40,423
Gitlab, Inc., Class A†	2,275	117,254
Guidewire Software, Inc.†	6,614	1,209,965
HashiCorp, Inc., Class A†	2,118	71,716
HubSpot, Inc.†	1,974	1,049,378
Magic Leap, Inc., Class A†(1)(2)	9	4
Manhattan Associates, Inc.†	2,626	738,904
MicroStrategy, Inc., Class A†	189	31,865
Monday.com, Ltd.†	500	138,885
MongoDB, Inc.†	2,681	724,808
MSCI, Inc.	1,558	908,205
nCino, Inc.†	981	30,990
Nutanix, Inc., Class A†	4,524	268,047
Palantir Technologies, Inc., Class A†	92,560	3,443,232
Paychex, Inc.	4,393	589,497
Paycom Software, Inc.	616	102,607
Paycor HCM, Inc.†	135	1,916
Pegasystems, Inc.	856	62,565
Procore Technologies, Inc.†	3,037	187,444
PTC, Inc.†	2,645	477,846
RingCentral, Inc., Class A†	1,578	49,912
ROBLOX Corp., Class A†	28,255	1,250,566
Samsara, Inc., Class A†	4,950	238,194
SentinelOne, Inc., Class A†	21,434	512,701
Smartsheet, Inc., Class A†	2,568	142,165
Take-Two Interactive Software, Inc.†	400	61,484
Tanium Class B†(1)(2)	1,910	10,047
Teradata Corp.†	1,863	56,523
Twilio, Inc., Class A†	649	42,328
Tyler Technologies, Inc.†	1,346	785,687
UiPath, Inc., Class A†	7,324	93,747
Unity Software, Inc.†	2,536	57,364
Veeva Systems, Inc., Class A†	4,802	1,007,796
Workiva, Inc.†	650	51,428
Zeta Global Holdings Corp., Class A†	1,875	55,931
		24,427,899
Telecommunications — 0.0%
Ciena Corp.†	1,000	61,590
Iridium Communications, Inc.	204	6,212
Ubiquiti, Inc.	36	7,982
		75,784
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	2,334	168,795
Transportation — 1.5%
Expeditors International of Washington, Inc.	442	58,079
Norfolk Southern Corp.	250	62,125
Old Dominion Freight Line, Inc.	7,768	1,543,035
Saia, Inc.†	681	297,774
XPO, Inc.†	3,545	381,123
		2,342,136
Total Common Stocks (cost $129,068,664)		156,380,926
Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 0.6%
Computer Data Security — 0.1%
Snyk, Ltd. Series F†(1)(2)	7,164	$ 69,491
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	2,222
E-Commerce/Services — 0.1%
Rappi, Inc. Series E†(1)(2)	1,959	66,919
Enterprise Software / Services — 0.0%
Socure, Inc. Series A†(1)(2)	1,118	4,651
Socure, Inc. Series A1†(1)(2)	918	3,819
Socure, Inc. Series B†(1)(2)	17	71
Socure, Inc. Series E†(1)(2)	2,127	8,848
		17,389
Internet — 0.0%
DataRobot, Inc. Series G†(1)(2)	2,952	12,339
Software — 0.4%
Databricks, Inc. Series F†(1)(2)	5,040	405,392
Databricks, Inc. Series G†(1)(2)	486	39,092
Databricks, Inc. Series H†(1)(2)	1,092	87,835
Tanium, Inc. Series G†(1)(2)	32,619	171,576
		703,895
Total Convertible Preferred Stocks (cost $713,654)		872,255
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
iShares Russell Midcap Growth Index Fund (cost $1,572,589)	13,753	1,613,089
Total Long-Term Investment Securities (cost $131,354,907)		158,866,270
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%(3)	87,595	87,595
T. Rowe Price Government Reserve Fund 4.97%(3)	149	149
		87,744
U.S. Government — 0.0%
United States Treasury Bills
5.18%, 10/17/2024(4)	$ 45,000	44,906
Total Short-Term Investments (cost $132,641)		132,650

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 09/30/2024, to be repurchased 10/01/2024 in the amount of $216,585 and collateralized by $221,200 of United States Treasury Notes, bearing interest at 3.50% due 09/30/2026 and having an approximate value of $220,992	$216,576	$ 216,576
Bank of America Securities LLC Joint Repurchase Agreement(5)	120,000	120,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	130,000	130,000
BNP Paribas SA Joint Repurchase Agreement(5)	125,000	125,000
Deutsche Bank AG Joint Repurchase Agreement(5)	120,000	120,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	120,000	120,000
Total Repurchase Agreements (cost $831,576)		831,576
TOTAL INVESTMENTS (cost $132,319,124)(6)	100.1%	159,830,496
Other assets less liabilities	(0.1)	(120,900)
NET ASSETS	100.0%	$159,709,596
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	15	$25,563
	11/04/2021	26	44,324
		41	69,887	$45,547	$1,066.66	0.0%
Databricks, Inc.
	07/24/2020	1,404	22,481
	08/28/2020	663	10,608
		2,067	33,089	166,259	73.50	0.1
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Magic Leap, Inc., Class A	12/28/2015	9	$114,566	$4	$0.48	0.0%
Snyk, Ltd.	09/03/2021	4,274	61,309	41,458	9.70	0.0
Socure, Inc.	12/22/2021	920	14,783	3,827	4.16	0.0
Tanium Class B	09/24/2020	1,910	21,765	10,047	5.26	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	2,222	1,110.90	0.0
Databricks, Inc. Series F	10/22/2019	5,040	72,153	405,392	80.44	0.2
Databricks, Inc. Series G	02/01/2021	486	28,734	39,092	80.44	0.0
Databricks, Inc. Series H	08/31/2021	1,092	80,245	87,835	80.44	0.1
DataRobot, Inc. Series G	06/11/2021	2,952	80,768	12,339	4.18	0.0
Rappi, Inc. Series E	09/08/2020	1,959	117,042	66,919	34.16	0.1
Snyk, Ltd. Series F	09/03/2021	7,164	102,205	69,491	9.70	0.1
Socure, Inc. Series A	12/22/2021	1,118	17,965	4,651	4.16	0.0
Socure, Inc. Series A1	12/22/2021	918	14,751	3,819	4.16	0.0
Socure, Inc. Series B	12/22/2021	17	273	71	4.16	0.0
Socure, Inc. Series E	10/27/2021	2,127	34,178	8,848	4.16	0.0
Tanium, Inc. Series G	08/26/2015	32,619	161,930	171,576	5.26	0.1
				$1,139,397		0.7%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of September 30, 2024.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P Mid Cap 400 E-Mini Index	December 2024	$306,664	$314,860	$8,196
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$—	$—	$41,458	$41,458
Computer Graphics	—	—	45,547	45,547
Enterprise Software / Services	—	—	3,827	3,827
Software	24,251,589	—	176,310	24,427,899
Other Industries	131,862,195	—	—	131,862,195
Convertible Preferred Stocks	—	—	872,255	872,255
Unaffiliated Investment Companies	1,613,089	—	—	1,613,089
Short-Term Investments:
U.S. Government	—	44,906	—	44,906
Other Short-Term Investments	87,744	—	—	87,744
Repurchase Agreements	—	831,576	—	831,576
Total Investments at Value	$157,814,617	$876,482	$1,139,397	$159,830,496
Other Financial Instruments:†
Futures Contracts	$8,196	$—	$—	$8,196
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	2,805	$ 88,722
Omnicom Group, Inc.	1,441	148,985
		237,707
Aerospace/Defense — 1.5%
Curtiss-Wright Corp.	284	93,348
Hexcel Corp.	606	37,469
Howmet Aerospace, Inc.	9,175	919,794
L3Harris Technologies, Inc.	8,382	1,993,826
Loar Holdings, Inc.†	7	522
Spirit AeroSystems Holdings, Inc., Class A†	755	24,545
		3,069,504
Agriculture — 0.2%
Archer-Daniels-Midland Co.	3,551	212,137
Bunge Global SA	1,049	101,375
Darling Ingredients, Inc.†	1,180	43,849
		357,361
Airlines — 1.1%
Alaska Air Group, Inc.†	5,807	262,534
American Airlines Group, Inc.†	4,522	50,827
Delta Air Lines, Inc.	14,943	758,955
Southwest Airlines Co.	34,185	1,012,902
United Airlines Holdings, Inc.†	2,437	139,055
		2,224,273
Apparel — 1.5%
Birkenstock Holding PLC†	292	14,393
Capri Holdings, Ltd.†	853	36,201
Carter's, Inc.	264	17,155
Columbia Sportswear Co.	248	20,631
Crocs, Inc.†	363	52,566
Puma SE	13,982	583,652
PVH Corp.	4,779	481,866
Ralph Lauren Corp.	2,614	506,776
Skechers USA, Inc., Class A†	9,002	602,414
Tapestry, Inc.	1,705	80,101
Under Armour, Inc., Class A†	1,405	12,518
Under Armour, Inc., Class C†	1,441	12,047
VF Corp.	33,705	672,415
		3,092,735
Auto Manufacturers — 0.4%
Cummins, Inc.	1,017	329,294
Lucid Group, Inc.†	6,608	23,326
PACCAR, Inc.	3,807	375,675
Rivian Automotive, Inc., Class A†	6,127	68,745
		797,040
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	651	62,542
Aptiv PLC†	7,926	570,751
BorgWarner, Inc.	1,689	61,294
Gentex Corp.	1,722	51,126
Lear Corp.	420	45,843
QuantumScape Corp.†	2,648	15,226
		806,782
Banks — 4.3%
Bank of New York Mellon Corp.	5,503	395,446
Bank OZK	791	34,005
BOK Financial Corp.	169	17,681
Security Description	Shares or Principal Amount	Value

Banks (continued)
Citizens Financial Group, Inc.	3,362	$ 138,077
Columbia Banking System, Inc.	13,467	351,623
Comerica, Inc.	987	59,131
Commerce Bancshares, Inc.	887	52,688
Cullen/Frost Bankers, Inc.	438	48,995
East West Bancorp, Inc.	7,283	602,595
Fifth Third Bancorp	26,030	1,115,125
First Citizens BancShares, Inc., Class A	89	163,845
First Hawaiian, Inc.	948	21,946
First Horizon Corp.	4,064	63,114
FNB Corp.	2,648	37,363
Huntington Bancshares, Inc.	10,750	158,025
KeyCorp	27,691	463,824
M&T Bank Corp.	5,781	1,029,712
Northern Trust Corp.	8,272	744,728
Pinnacle Financial Partners, Inc.	564	55,255
Popular, Inc.	8,552	857,509
Prosperity Bancshares, Inc.	5,256	378,800
Regions Financial Corp.	30,882	720,477
State Street Corp.	2,244	198,527
Synovus Financial Corp.	1,070	47,583
Webster Financial Corp.	11,410	531,820
Western Alliance Bancorp	8,349	722,105
Wintrust Financial Corp.	483	52,420
Zions Bancorp NA	1,077	50,856
		9,113,275
Beverages — 0.6%
Boston Beer Co., Inc., Class A†	53	15,324
Brown-Forman Corp., Class A	362	17,405
Brown-Forman Corp., Class B	1,283	63,124
Coca-Cola Consolidated, Inc.	45	59,238
Coca-Cola Europacific Partners PLC	6,720	529,200
Constellation Brands, Inc., Class A	1,530	394,266
Molson Coors Beverage Co., Class B	1,303	74,948
		1,153,505
Biotechnology — 1.0%
Alnylam Pharmaceuticals, Inc.†	105	28,878
Biogen, Inc.†	2,860	554,382
BioMarin Pharmaceutical, Inc.†	1,406	98,828
Bio-Rad Laboratories, Inc., Class A†	144	48,180
Certara, Inc.†	895	10,480
Corteva, Inc.	16,458	967,566
Exelixis, Inc.†	354	9,186
GRAIL, Inc.†	198	2,725
Illumina, Inc.†	1,186	154,666
Incyte Corp.†	1,114	73,635
Ionis Pharmaceuticals, Inc.†	82	3,285
Roivant Sciences, Ltd.†	3,167	36,547
Royalty Pharma PLC, Class A	2,914	82,437
United Therapeutics Corp.†	325	116,464
		2,187,259
Building Materials — 1.8%
Armstrong World Industries, Inc.	214	28,126
AZEK Co., Inc.†	318	14,882
Builders FirstSource, Inc.†	3,339	647,298
Carrier Global Corp.	3,400	273,666
Eagle Materials, Inc.	60	17,259
Fortune Brands Innovations, Inc.	917	82,099
Hayward Holdings, Inc.†	1,061	16,276
Johnson Controls International PLC	7,478	580,368
Louisiana-Pacific Corp.	145	15,582

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Martin Marietta Materials, Inc.	431	$ 231,986
Masco Corp.	1,638	137,494
MDU Resources Group, Inc.	1,512	41,444
Mohawk Industries, Inc.†	2,709	435,282
Owens Corning	642	113,326
Simpson Manufacturing Co., Inc.	286	54,703
Summit Materials, Inc., Class A†	23,319	910,140
Vulcan Materials Co.	731	183,064
		3,782,995
Chemicals — 2.9%
Albemarle Corp.	873	82,682
Ashland, Inc.	6,634	576,959
Axalta Coating Systems, Ltd.†	1,640	59,352
Celanese Corp.	605	82,256
CF Industries Holdings, Inc.	1,357	116,431
Chemours Co.	1,028	20,889
Dow, Inc.	10,888	594,811
DuPont de Nemours, Inc.	17,334	1,544,633
Eastman Chemical Co.	7,680	859,776
Element Solutions, Inc.	1,666	45,249
FMC Corp.	11,220	739,847
Huntsman Corp.	1,216	29,427
International Flavors & Fragrances, Inc.	6,708	703,870
LyondellBasell Industries NV, Class A	1,938	185,854
Mosaic Co.	2,382	63,790
NewMarket Corp.	50	27,594
Olin Corp.	873	41,887
PPG Industries, Inc.	1,740	230,480
RPM International, Inc.	732	88,572
Westlake Corp.	250	37,572
		6,131,931
Commercial Services — 4.3%
ADT, Inc.	2,160	15,617
Affirm Holdings, Inc.†	1,724	70,374
API Group Corp.†	20,563	678,990
Avis Budget Group, Inc.	1,889	165,457
Block, Inc.†	2,391	160,508
Bright Horizons Family Solutions, Inc.†	4,066	569,768
Clarivate PLC†	49,739	353,147
Corpay, Inc.†	3,715	1,161,903
Dun & Bradstreet Holdings, Inc.	32,187	370,472
Equifax, Inc.	731	214,812
Euronet Worldwide, Inc.†	322	31,952
FTI Consulting, Inc.†	262	59,621
Global Payments, Inc.	14,396	1,474,438
Grand Canyon Education, Inc.†	147	20,852
GXO Logistics, Inc.†	874	45,509
H&R Block, Inc.	832	52,874
ManpowerGroup, Inc.	351	25,805
MarketAxess Holdings, Inc.	275	70,455
Morningstar, Inc.	1,675	534,526
Quanta Services, Inc.	2,539	757,003
R1 RCM, Inc.†	1,168	16,550
RB Global, Inc.	1,363	109,708
Robert Half, Inc.	753	50,760
Service Corp. International	1,062	83,824
TransUnion	6,561	686,937
U-Haul Holding Co. †	33	2,557
U-Haul Holding Co. (Non-Voting)	423	30,456
United Rentals, Inc.	375	303,649
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Verra Mobility Corp.†	14,102	$ 392,177
Vestis Corp.	979	14,587
WEX, Inc.†	276	57,885
WillScot Mobile Mini Holdings Corp.†	9,971	374,910
		8,958,083
Computers — 3.3%
Amdocs, Ltd.	853	74,620
Amentum Holdings Inc†	4,018	129,580
CACI International, Inc., Class A†	164	82,748
Check Point Software Technologies, Ltd.†	2,196	423,411
Cognizant Technology Solutions Corp., Class A	3,706	286,029
Crane NXT Co.	365	20,476
DXC Technology Co.†	1,331	27,618
EPAM Systems, Inc.†	388	77,224
Fortinet, Inc.†	10,658	826,528
Genpact, Ltd.	1,308	51,287
Globant SA†	78	15,455
Hewlett Packard Enterprise Co.	9,662	197,685
HP, Inc.	5,520	198,002
KBR, Inc.	10,313	671,686
Kyndryl Holdings, Inc.†	1,693	38,905
Leidos Holdings, Inc.	5,578	909,214
Lumentum Holdings, Inc.†	497	31,500
NetApp, Inc.	847	104,613
Parsons Corp.†	341	35,355
Pure Storage, Inc., Class A†	293	14,720
Science Applications International Corp.	380	52,923
TE Connectivity PLC	8,527	1,287,492
Western Digital Corp.†	20,379	1,391,682
		6,948,753
Cosmetics/Personal Care — 1.3%
Coty, Inc., Class A†	2,839	26,658
Estee Lauder Cos., Inc., Class A	2,147	214,034
Kenvue, Inc.	103,696	2,398,489
		2,639,181
Distribution/Wholesale — 0.6%
Core & Main, Inc., Class A†	490	21,756
Fastenal Co.	669	47,780
LKQ Corp.	18,617	743,191
SiteOne Landscape Supply, Inc.†	1,309	197,541
Watsco, Inc.	257	126,413
WESCO International, Inc.	325	54,593
WW Grainger, Inc.	42	43,630
		1,234,904
Diversified Financial Services — 4.1%
Affiliated Managers Group, Inc.	234	41,605
Air Lease Corp.	776	35,145
Ally Financial, Inc.	1,765	62,816
Ameriprise Financial, Inc.	66	31,008
Apollo Global Management, Inc.	3,296	411,703
Cboe Global Markets, Inc.	2,424	496,605
Coinbase Global, Inc., Class A†	235	41,870
Credit Acceptance Corp.†	10	4,434
Discover Financial Services	5,108	716,601
Evercore, Inc., Class A	3,067	776,994
Franklin Resources, Inc.	2,121	42,738
Houlihan Lokey, Inc.	354	55,939
Interactive Brokers Group, Inc., Class A	786	109,537
Invesco, Ltd.	2,720	47,763
Janus Henderson Group PLC	962	36,623

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Jefferies Financial Group, Inc.	933	$ 57,426
Lazard, Inc.	52	2,620
Nasdaq, Inc.	3,067	223,922
OneMain Holdings, Inc.	8,393	395,059
Raymond James Financial, Inc.	7,412	907,674
Rocket Cos., Inc., Class A†	1,030	19,766
SEI Investments Co.	744	51,477
SLM Corp.	26,798	612,870
SoFi Technologies, Inc.†	6,459	50,768
StepStone Group, Inc., Class A	5,289	300,574
Stifel Financial Corp.	739	69,392
Synchrony Financial	2,939	146,597
T. Rowe Price Group, Inc.	1,633	177,883
TPG, Inc.	11,936	687,036
Tradeweb Markets, Inc., Class A	523	64,680
UWM Holdings Corp.	220	1,874
Virtu Financial, Inc., Class A	604	18,398
Voya Financial, Inc.	13,454	1,065,826
Western Union Co.	62,954	751,041
XP, Inc., Class A	2,731	48,994
		8,565,258
Electric — 6.7%
AES Corp.	28,025	562,182
Alliant Energy Corp.	11,805	716,445
Ameren Corp.	12,169	1,064,301
Avangrid, Inc.	528	18,897
Brookfield Renewable Corp., Class A	1,006	32,856
CenterPoint Energy, Inc.	36,971	1,087,687
Clearway Energy, Inc., Class A	258	7,345
Clearway Energy, Inc., Class C	610	18,715
CMS Energy Corp.	11,537	814,858
Consolidated Edison, Inc.	2,579	268,551
Constellation Energy Corp.	1,563	406,411
Dominion Energy, Inc.	12,340	713,129
DTE Energy Co.	1,539	197,623
Edison International	7,815	680,608
Entergy Corp.	1,587	208,865
Evergy, Inc.	1,658	102,813
Eversource Energy	2,615	177,951
Exelon Corp.	7,451	302,138
FirstEnergy Corp.	28,354	1,257,500
IDACORP, Inc.	376	38,762
NRG Energy, Inc.	914	83,265
OGE Energy Corp.	1,488	61,038
PG&E Corp.	114,451	2,262,696
Pinnacle West Capital Corp.	6,721	595,413
PPL Corp.	5,499	181,907
Public Service Enterprise Group, Inc.	12,476	1,112,984
Sempra	6,225	520,597
WEC Energy Group, Inc.	2,355	226,504
Xcel Energy, Inc.	4,142	270,473
		13,992,514
Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	229	63,064
AMETEK, Inc.	2,169	372,439
Generac Holdings, Inc.†	224	35,589
Littelfuse, Inc.	182	48,276
Universal Display Corp.	172	36,103
		555,471
Security Description	Shares or Principal Amount	Value

Electronics — 2.2%
Allegion PLC	4,211	$ 613,711
Arrow Electronics, Inc.†	395	52,468
Avnet, Inc.	668	36,279
Coherent Corp.†	984	87,487
Flex, Ltd.†	21,861	730,813
Fortive Corp.	7,320	577,768
Garmin, Ltd.	1,153	202,963
Hubbell, Inc.	399	170,912
Jabil, Inc.	755	90,472
Keysight Technologies, Inc.†	4,348	691,028
Mettler-Toledo International, Inc.†	157	235,453
nVent Electric PLC	1,230	86,420
Sensata Technologies Holding PLC	22,432	804,411
TD SYNNEX Corp.	561	67,365
Trimble, Inc.†	1,813	112,569
Vontier Corp.	1,150	38,801
Woodward, Inc.	448	76,836
		4,675,756
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	794	198,055
Engineering & Construction — 0.4%
AECOM	1,011	104,406
EMCOR Group, Inc.	209	89,981
Jacobs Solutions, Inc.	4,018	525,956
MasTec, Inc.†	466	57,365
TopBuild Corp.†	218	88,684
		866,392
Entertainment — 0.3%
Caesars Entertainment, Inc.†	1,601	66,826
International Game Technology PLC	16,300	347,190
Liberty Media Corp.-Liberty Live, Class A†	146	7,229
Liberty Media Corp.-Liberty Live, Class C†	346	17,760
Madison Square Garden Sports Corp.†	127	26,449
Marriott Vacations Worldwide Corp.	259	19,031
Penn Entertainment, Inc.†	1,122	21,161
TKO Group Holdings, Inc.†	507	62,721
Vail Resorts, Inc.	45	7,843
		576,210
Environmental Control — 0.7%
Clean Harbors, Inc.†	379	91,608
GFL Environmental, Inc.	11,372	453,515
Pentair PLC	6,899	674,653
Stericycle, Inc.†	686	41,846
Tetra Tech, Inc.	1,557	73,428
Veralto Corp.	1,011	113,091
		1,448,141
Food — 3.2%
Albertsons Cos., Inc., Class A	22,746	420,346
Campbell Soup Co.	1,429	69,907
Conagra Brands, Inc.	3,548	115,381
Flowers Foods, Inc.	23,449	540,968
General Mills, Inc.	8,434	622,851
Grocery Outlet Holding Corp.†	721	12,654
Hershey Co.	2,712	520,107
Hormel Foods Corp.	2,159	68,440
Ingredion, Inc.	5,003	687,562
J.M. Smucker Co.	768	93,005
Kellanova	1,952	157,546
Kroger Co.	4,941	283,119

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Lamb Weston Holdings, Inc.	10,814	$ 700,098
McCormick & Co., Inc.	1,876	154,395
Performance Food Group Co.†	975	76,411
Pilgrim's Pride Corp.†	278	12,802
Post Holdings, Inc.†	368	42,596
Seaboard Corp.	2	6,274
Sysco Corp.	6,743	526,359
Tyson Foods, Inc., Class A	15,444	919,845
US Foods Holding Corp.†	12,270	754,605
		6,785,271
Food Service — 0.8%
Aramark	27,719	1,073,557
Compass Group PLC	16,058	513,962
		1,587,519
Forest Products & Paper — 0.5%
International Paper Co.	20,362	994,684
Gas — 0.4%
Atmos Energy Corp.	3,969	550,540
National Fuel Gas Co.	678	41,094
NiSource, Inc.	3,339	115,696
UGI Corp.	1,562	39,081
		746,411
Hand/Machine Tools — 1.3%
Lincoln Electric Holdings, Inc.	296	56,838
MSA Safety, Inc.	276	48,946
Regal Rexnord Corp.	3,924	650,913
Snap-on, Inc.	385	111,539
Stanley Black & Decker, Inc.	17,679	1,946,988
		2,815,224
Healthcare-Products — 3.8%
10X Genomics, Inc., Class A†	256	5,781
Agilent Technologies, Inc.	6,673	990,807
Align Technology, Inc.†	231	58,748
Avantor, Inc.†	5,050	130,644
Azenta, Inc.†	395	19,134
Baxter International, Inc.	25,759	978,069
Bio-Techne Corp.	1,156	92,399
Bruker Corp.	297	20,511
Cooper Cos., Inc.†	1,453	160,324
Dentsply Sirona, Inc.	28,182	762,605
Enovis Corp.†	405	17,435
Envista Holdings Corp.†	1,279	25,273
Exact Sciences Corp.†	1,322	90,055
GE HealthCare Technologies, Inc.	5,986	561,786
Globus Medical, Inc., Class A†	834	59,664
Hologic, Inc.†	1,703	138,726
Masimo Corp.†	153	20,400
QIAGEN NV	1,664	75,829
QuidelOrtho Corp.†	401	18,286
Repligen Corp.†	355	52,831
ResMed, Inc.	787	192,122
Revvity, Inc.	3,749	478,935
Solventum Corp.†	1,032	71,951
STERIS PLC	2,682	650,492
Teleflex, Inc.	1,667	412,282
Waters Corp.†	171	61,541
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
West Pharmaceutical Services, Inc.	212	$ 63,634
Zimmer Biomet Holdings, Inc.	16,472	1,778,152
		7,988,416
Healthcare-Services — 2.7%
Acadia Healthcare Co., Inc.†	677	42,928
Amedisys, Inc.†	239	23,066
Catalent, Inc.†	1,347	81,588
Centene Corp.†	3,916	294,796
Charles River Laboratories International, Inc.†	380	74,849
Chemed Corp.	99	59,496
Concentra Group Holdings Parent, Inc.†	8,304	185,677
Encompass Health Corp.	737	71,224
Fortrea Holdings, Inc.†	599	11,980
Humana, Inc.	2,876	910,944
ICON PLC†	1,528	439,010
IQVIA Holdings, Inc.†	1,190	281,994
Labcorp Holdings, Inc.	2,410	538,587
Molina Healthcare, Inc.†	160	55,130
Quest Diagnostics, Inc.	826	128,236
Select Medical Holdings Corp.	42,246	1,473,118
Sotera Health Co.†	1,121	18,721
Tenet Healthcare Corp.†	708	117,670
Universal Health Services, Inc., Class B	3,386	775,428
		5,584,442
Home Builders — 1.2%
D.R. Horton, Inc.	2,208	421,220
Lennar Corp., Class A	1,773	332,402
Lennar Corp., Class B	84	14,527
NVR, Inc.†	21	206,048
PulteGroup, Inc.	3,537	507,666
Thor Industries, Inc.	379	41,648
Toll Brothers, Inc.	6,112	944,243
		2,467,754
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	435	33,291
Leggett & Platt, Inc.	990	13,484
SharkNinja, Inc.	395	42,940
Whirlpool Corp.	394	42,158
		131,873
Household Products/Wares — 0.4%
Avery Dennison Corp.	2,521	556,536
Church & Dwight Co., Inc.	1,817	190,276
Reynolds Consumer Products, Inc.	405	12,596
Spectrum Brands Holdings, Inc.	202	19,218
		778,626
Housewares — 0.1%
Newell Brands, Inc.	34,498	264,945
Scotts Miracle-Gro Co.	316	27,397
		292,342
Insurance — 5.7%
Aflac, Inc.	4,155	464,529
Allstate Corp.	4,862	922,078
American Financial Group, Inc.	534	71,876
Arch Capital Group, Ltd.†	2,686	300,510
Arthur J. Gallagher & Co.	1,496	420,930
Assurant, Inc.	5,982	1,189,580
Assured Guaranty, Ltd.	387	30,774
Axis Capital Holdings, Ltd.	578	46,015

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Brighthouse Financial, Inc.†	460	$ 20,714
Brown & Brown, Inc.	996	103,186
Cincinnati Financial Corp.	1,140	155,177
CNA Financial Corp.	163	7,977
Corebridge Financial, Inc.	1,903	55,491
Equitable Holdings, Inc.	11,492	483,009
Everest Group, Ltd.	1,332	521,918
Fidelity National Financial, Inc.	1,932	119,900
First American Financial Corp.	744	49,111
Globe Life, Inc.	661	70,006
Hanover Insurance Group, Inc.	6,406	948,793
Hartford Financial Services Group, Inc.	14,825	1,743,568
Horace Mann Educators Corp.	1,800	62,910
Jackson Financial, Inc., Class A	6,353	579,584
Kemper Corp.	451	27,624
Lincoln National Corp.	12,565	395,923
Loews Corp.	1,333	105,374
Markel Group, Inc.†	73	114,506
MGIC Investment Corp.	1,915	49,024
Old Republic International Corp.	1,850	65,527
Primerica, Inc.	257	68,144
Principal Financial Group, Inc.	1,711	146,975
Prudential Financial, Inc.	2,677	324,185
Reinsurance Group of America, Inc.	489	106,538
RenaissanceRe Holdings, Ltd.	3,245	883,938
RLI Corp.	290	44,944
Unum Group	1,375	81,730
W.R. Berkley Corp.	2,188	124,125
White Mountains Insurance Group, Ltd.	19	32,228
Willis Towers Watson PLC	3,119	918,639
		11,857,060
Internet — 1.1%
CDW Corp.	2,294	519,132
eBay, Inc.	3,769	245,400
Etsy, Inc.†	301	16,715
F5, Inc.†	435	95,787
Gen Digital, Inc.	4,048	111,037
GoDaddy, Inc., Class A†	3,442	539,637
IAC, Inc.†	554	29,816
Lyft, Inc., Class A†	836	10,659
Maplebear, Inc.†	1,281	52,188
Match Group, Inc.†	1,914	72,426
Okta, Inc.†	657	48,841
Open Lending Corp.†	31,109	190,387
Robinhood Markets, Inc., Class A†	4,945	115,812
Roku, Inc.†	800	59,728
TripAdvisor, Inc.†	761	11,027
Trump Media & Technology Group Corp.†	161	2,587
VeriSign, Inc.†	589	111,886
Wayfair, Inc., Class A†	698	39,214
Zillow Group, Inc., Class A†	350	21,675
Zillow Group, Inc., Class C†	1,181	75,407
		2,369,361
Investment Companies — 0.2%
Main Street Capital Corp.	9,131	457,828
Iron/Steel — 0.5%
ATI, Inc.†	919	61,490
Cleveland-Cliffs, Inc.†	2,308	29,473
Nucor Corp.	1,785	268,357
Reliance, Inc.	425	122,914
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Steel Dynamics, Inc.	1,107	$ 139,571
United States Steel Corp.	13,427	474,376
		1,096,181
Leisure Time — 1.0%
Amer Sports, Inc.†	433	6,906
Brunswick Corp.	6,907	578,945
Carnival Corp.†	7,430	137,306
Harley-Davidson, Inc.	901	34,716
Norwegian Cruise Line Holdings, Ltd.†	37,200	762,972
Planet Fitness, Inc., Class A†	296	24,041
Polaris, Inc.	383	31,881
Royal Caribbean Cruises, Ltd.	1,153	204,496
Viking Holdings, Ltd.†	8,556	298,519
YETI Holdings, Inc.†	445	18,258
		2,098,040
Lodging — 0.4%
Boyd Gaming Corp.	511	33,036
Choice Hotels International, Inc.	31	4,039
Hilton Worldwide Holdings, Inc.	891	205,375
Hyatt Hotels Corp., Class A	3,238	492,824
MGM Resorts International†	1,740	68,017
Travel & Leisure Co.	499	22,994
Wyndham Hotels & Resorts, Inc.	523	40,867
Wynn Resorts, Ltd.	704	67,500
		934,652
Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.	540	58,698
GE Vernova, Inc.†	860	219,283
Oshkosh Corp.	486	48,702
		326,683
Machinery-Diversified — 2.9%
AGCO Corp.	9,803	959,322
CNH Industrial NV	6,499	72,139
Cognex Corp.	1,211	49,045
Crane Co.	364	57,614
Dover Corp.	1,021	195,767
Esab Corp.	6,596	701,221
Flowserve Corp.	978	50,553
Gates Industrial Corp. PLC†	1,526	26,781
Graco, Inc.	1,245	108,950
IDEX Corp.	564	120,978
Ingersoll Rand, Inc.	3,005	294,971
Middleby Corp.†	3,598	500,590
Nordson Corp.	422	110,830
Otis Worldwide Corp.	7,260	754,604
Rockwell Automation, Inc.	775	208,056
Toro Co.	8,377	726,537
Westinghouse Air Brake Technologies Corp.	5,357	973,742
Xylem, Inc.	1,799	242,919
		6,154,619
Media — 0.8%
Charter Communications, Inc., Class A†	699	226,532
FactSet Research Systems, Inc.	183	84,153
Fox Corp., Class A	1,710	72,384
Fox Corp., Class B	984	38,179
Liberty Broadband Corp., Class A†	93	7,144
Liberty Broadband Corp., Class C†	620	47,920
Liberty Global, Ltd., Class A†	1,235	26,071
Liberty Global, Ltd., Class C†	1,193	25,781

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Corp.-Liberty Formula One, Class A†	111	$ 7,940
Liberty Media Corp.-Liberty Formula One, Class C†	988	76,501
New York Times Co., Class A	1,197	66,637
News Corp., Class A	23,023	613,102
News Corp., Class B	6,625	185,169
Nexstar Media Group, Inc.	141	23,314
Paramount Global, Class A	69	1,508
Paramount Global, Class B	4,406	46,792
Sirius XM Holdings, Inc.	1,817	42,972
Warner Bros. Discovery, Inc.†	18,074	149,110
		1,741,209
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	324	50,920
RBC Bearings, Inc.†	932	279,022
Timken Co.	481	40,543
Valmont Industries, Inc.	148	42,913
		413,398
Mining — 0.5%
Alcoa Corp.	1,865	71,951
Franco-Nevada Corp.	4,796	595,683
Freeport-McMoRan, Inc.	6,678	333,366
MP Materials Corp.†	975	17,209
Royal Gold, Inc.	489	68,607
		1,086,816
Miscellaneous Manufacturing — 0.8%
A.O. Smith Corp.	895	80,398
Carlisle Cos., Inc.	296	133,126
Donaldson Co., Inc.	894	65,888
ITT, Inc.	3,899	582,939
Teledyne Technologies, Inc.†	345	150,993
Textron, Inc.	7,311	647,608
		1,660,952
Office/Business Equipment — 0.6%
Zebra Technologies Corp., Class A†	3,543	1,312,044
Oil & Gas — 2.6%
Antero Resources Corp.†	2,160	61,884
APA Corp.	2,694	65,895
Chesapeake Energy Corp.	16,897	1,389,778
Chord Energy Corp.	460	59,906
Civitas Resources, Inc.	539	27,311
Coterra Energy, Inc.	5,524	132,300
Devon Energy Corp.	4,686	183,316
Diamondback Energy, Inc.	5,150	887,860
EQT Corp.	4,116	150,810
Hess Corp.	734	99,677
HF Sinclair Corp.	1,176	52,414
Marathon Oil Corp.	4,163	110,861
Matador Resources Co.	809	39,981
Ovintiv, Inc.	1,960	75,088
Permian Resources Corp.	39,421	536,520
Range Resources Corp.	1,765	54,291
Southwestern Energy Co.†	8,165	58,053
Suncor Energy, Inc.	15,394	568,347
Valero Energy Corp.	3,433	463,558
Viper Energy, Inc.	8,568	386,503
		5,404,353
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 1.2%
Baker Hughes Co.	24,308	$ 878,734
Halliburton Co.	16,069	466,804
NOV, Inc.	2,931	46,808
TechnipFMC PLC	33,790	886,312
Tidewater, Inc.†	3,876	278,258
		2,556,916
Packaging & Containers — 1.7%
Amcor PLC	10,709	121,333
AptarGroup, Inc.	491	78,653
Ardagh Group SA†	205	1,932
Ball Corp.	7,607	516,591
Berry Global Group, Inc.	8,142	553,493
Crown Holdings, Inc.	5,518	529,066
D.S. Smith PLC	95,349	588,688
Graphic Packaging Holding Co.	27,869	824,644
Packaging Corp. of America	660	142,164
Sealed Air Corp.	1,025	37,207
Silgan Holdings, Inc.	617	32,393
Smurfit WestRock PLC	3,849	190,218
Sonoco Products Co.	729	39,825
		3,656,207
Pharmaceuticals — 1.3%
Alkermes PLC†	24,905	697,091
BellRing Brands, Inc.†	970	58,898
Cardinal Health, Inc.	736	81,343
Cencora, Inc.	3,624	815,690
Elanco Animal Health, Inc.†	9,474	139,173
Henry Schein, Inc.†	951	69,328
Jazz Pharmaceuticals PLC†	458	51,026
Organon & Co.	13,649	261,105
Perrigo Co. PLC	1,009	26,466
Premier, Inc., Class A	775	15,500
Viatris, Inc.	47,947	556,665
		2,772,285
Pipelines — 1.4%
Antero Midstream Corp.	1,559	23,463
Cheniere Energy, Inc.	836	150,346
DT Midstream, Inc.	723	56,871
Kinder Morgan, Inc.	37,036	818,125
New Fortress Energy, Inc.	228	2,073
ONEOK, Inc.	4,345	395,960
Plains GP Holdings LP, Class A	22,746	420,801
Targa Resources Corp.	4,579	677,738
Williams Cos., Inc.	9,063	413,726
		2,959,103
Private Equity — 0.0%
Carlyle Group, Inc.	1,630	70,188
Real Estate — 0.5%
CBRE Group, Inc., Class A†	2,278	283,566
CoStar Group, Inc.†	3,022	227,980
Howard Hughes Holdings, Inc.†	231	17,886
Jones Lang LaSalle, Inc.†	2,067	557,697
Seaport Entertainment Group, Inc.†	26	713
		1,087,842
REITS — 8.3%
AGNC Investment Corp.	5,496	57,488
Agree Realty Corp.	737	55,518
Alexandria Real Estate Equities, Inc.	1,290	153,188

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
American Homes 4 Rent, Class A	2,514	$ 96,512
Americold Realty Trust, Inc.	2,115	59,791
Annaly Capital Management, Inc.	28,026	562,482
Apartment Investment & Management Co., Class A†	47,480	429,219
AvalonBay Communities, Inc.	1,056	237,864
Brixmor Property Group, Inc.	22,938	639,053
BXP, Inc.	1,169	94,058
Camden Property Trust	770	95,118
Cousins Properties, Inc.	1,128	33,253
Crown Castle, Inc.	3,237	384,005
CubeSmart	1,666	89,681
Digital Realty Trust, Inc.	2,405	389,201
Douglas Emmett, Inc.	8,640	151,805
EastGroup Properties, Inc.	360	67,255
EPR Properties	556	27,266
Equity LifeStyle Properties, Inc.	1,372	97,878
Equity Residential	12,947	964,034
Essex Property Trust, Inc.	2,249	664,400
Extra Space Storage, Inc.	5,873	1,058,256
Federal Realty Investment Trust	614	70,592
First Industrial Realty Trust, Inc.	983	55,028
Gaming & Leisure Properties, Inc.	1,939	99,762
Healthcare Realty Trust, Inc.	2,830	51,365
Healthpeak Properties, Inc.	5,202	118,970
Highwoods Properties, Inc.	776	26,004
Host Hotels & Resorts, Inc.	5,189	91,326
Invitation Homes, Inc.	4,557	160,680
Iron Mountain, Inc.	930	110,512
Kilroy Realty Corp.	870	33,669
Kimco Realty Corp.	4,905	113,894
Lamar Advertising Co., Class A	485	64,796
Lineage, Inc.	2,765	216,721
Medical Properties Trust, Inc.	4,419	25,851
Mid-America Apartment Communities, Inc.	4,207	668,492
National Storage Affiliates Trust	512	24,678
NNN REIT, Inc.	1,349	65,413
Omega Healthcare Investors, Inc.	1,837	74,766
Park Hotels & Resorts, Inc.	1,546	21,799
Rayonier, Inc.	20,208	650,293
Realty Income Corp.	6,490	411,596
Regency Centers Corp.	11,344	819,377
Rexford Industrial Realty, Inc.	17,985	904,825
Rithm Capital Corp.	3,817	43,323
SBA Communications Corp.	799	192,319
Simon Property Group, Inc.	1,792	302,884
STAG Industrial, Inc.	10,221	399,539
Starwood Property Trust, Inc.	2,329	47,465
Sun Communities, Inc.	10,385	1,403,533
UDR, Inc.	2,444	110,811
Ventas, Inc.	8,916	571,783
VICI Properties, Inc.	26,716	889,910
Vornado Realty Trust	15,161	597,343
Weyerhaeuser Co.	29,797	1,008,926
WP Carey, Inc.	10,005	623,312
		17,478,882
Retail — 2.8%
Advance Auto Parts, Inc.	13,255	516,812
AutoNation, Inc.†	189	33,816
Bath & Body Works, Inc.	19,425	620,046
Best Buy Co., Inc.	1,605	165,796
BJ's Wholesale Club Holdings, Inc.†	6,421	529,604
Security Description	Shares or Principal Amount	Value

Retail (continued)
Burlington Stores, Inc.†	2,052	$ 540,661
CarMax, Inc.†	1,088	84,189
Carvana Co.†	524	91,234
Casey's General Stores, Inc.	228	85,662
Darden Restaurants, Inc.	2,813	461,698
Dick's Sporting Goods, Inc.	379	79,097
Dillard's, Inc., Class A	23	8,825
Dollar General Corp.	1,636	138,357
Dollar Tree, Inc.†	1,506	105,902
Domino's Pizza, Inc.	169	72,694
Dutch Bros, Inc., Class A†	492	15,759
Ferguson Enterprises, Inc.	1,406	279,189
Five Below, Inc.†	83	7,333
Floor & Decor Holdings, Inc., Class A†	496	61,588
Freshpet, Inc.†	236	32,278
GameStop Corp., Class A†	2,789	63,952
Gap, Inc.	1,494	32,943
Genuine Parts Co.	1,036	144,708
Kohl's Corp.	822	17,344
Lithia Motors, Inc.	202	64,163
Macy's, Inc.	2,039	31,992
MSC Industrial Direct Co., Inc., Class A	342	29,433
Nordstrom, Inc.	745	16,755
Ollie's Bargain Outlet Holdings, Inc.†	454	44,129
Penske Automotive Group, Inc.	137	22,252
RH†	89	29,764
Ross Stores, Inc.	5,146	774,524
Ulta Beauty, Inc.†	938	364,995
Walgreens Boots Alliance, Inc.	5,331	47,766
Wendy's Co.	652	11,423
Williams-Sonoma, Inc.	387	59,954
Yum! Brands, Inc.	1,292	180,505
		5,867,142
Savings & Loans — 0.0%
TFS Financial Corp.	376	4,835
Semiconductors — 1.7%
Allegro MicroSystems, Inc.†	914	21,296
Amkor Technology, Inc.	839	25,673
Astera Labs, Inc.†	156	8,173
Cirrus Logic, Inc.†	400	49,684
GlobalFoundries, Inc.†	732	29,463
IPG Photonics Corp.†	205	15,236
Lattice Semiconductor Corp.†	136	7,217
MACOM Technology Solutions Holdings, Inc.†	415	46,173
Marvell Technology, Inc.	3,822	275,643
Microchip Technology, Inc.	3,949	317,065
MKS Instruments, Inc.	7,809	848,916
NXP Semiconductors NV	2,082	499,701
ON Semiconductor Corp.†	9,439	685,366
Onto Innovation, Inc.†	271	56,249
Qorvo, Inc.†	705	72,826
Skyworks Solutions, Inc.	4,381	432,711
Teradyne, Inc.	103	13,795
Wolfspeed, Inc.†	21,531	208,851
		3,614,038
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	1,750	462,665
Software — 2.6%
Akamai Technologies, Inc.†	1,121	113,165
ANSYS, Inc.†	650	207,109
Aspen Technology, Inc.†	200	47,764

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
BILL Holdings, Inc.†	573	$ 30,231
Broadridge Financial Solutions, Inc.	76	16,342
CCC Intelligent Solutions Holdings, Inc.†	3,366	37,194
Concentrix Corp.	350	17,937
Dayforce, Inc.†	1,003	61,434
DocuSign, Inc.†	15,099	937,497
DoubleVerify Holdings, Inc.†	470	7,915
Doximity, Inc., Class A†	845	36,817
Dropbox, Inc., Class A†	1,247	31,711
Electronic Arts, Inc.	5,493	787,916
Fair Isaac Corp.†	27	52,475
Fidelity National Information Services, Inc.	10,793	903,914
Guidewire Software, Inc.†	332	60,736
HashiCorp, Inc., Class A†	229	7,754
Informatica, Inc., Class A†	482	12,185
Jack Henry & Associates, Inc.	540	95,332
MicroStrategy, Inc., Class A†	1,093	184,280
MSCI, Inc.	241	140,486
nCino, Inc.†	234	7,392
Nutanix, Inc., Class A†	1,295	76,729
Paychex, Inc.	1,535	205,982
Paycom Software, Inc.	140	23,320
Paycor HCM, Inc.†	488	6,925
Playtika Holding Corp.	524	4,150
PTC, Inc.†	346	62,508
SentinelOne, Inc., Class A†	1,717	41,071
SS&C Technologies Holdings, Inc.	10,117	750,782
Take-Two Interactive Software, Inc.†	1,284	197,364
Twilio, Inc., Class A†	1,019	66,459
Tyler Technologies, Inc.†	47	27,435
UiPath, Inc., Class A†	466	5,965
Unity Software, Inc.†	1,231	27,845
Zoom Video Communications, Inc., Class A†	1,963	136,900
ZoomInfo Technologies, Inc.†	2,323	23,973
		5,454,994
Telecommunications — 1.8%
Ciena Corp.†	1,072	66,024
Corning, Inc.	67,813	3,061,757
Frontier Communications Parent, Inc.†	1,828	64,949
Iridium Communications, Inc.	791	24,086
Juniper Networks, Inc.	2,425	94,527
Motorola Solutions, Inc.	782	351,611
Ubiquiti, Inc.	17	3,769
		3,666,723
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	130	9,402
Mattel, Inc.†	22,111	421,214
		430,616
Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	865	95,470
Expeditors International of Washington, Inc.	880	115,632
JB Hunt Transport Services, Inc.	2,686	462,878
Kirby Corp.†	432	52,890
Knight-Swift Transportation Holdings, Inc.	6,725	362,814
Landstar System, Inc.	265	50,051
Norfolk Southern Corp.	5,548	1,378,678
Ryder System, Inc.	317	46,219
Saia, Inc.†	2,432	1,063,416
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Schneider National, Inc., Class B	349	$ 9,960
XPO, Inc.†	3,233	347,580
		3,985,588
Water — 0.1%
American Water Works Co., Inc.	1,452	212,340
Essential Utilities, Inc.	1,875	72,319
		284,659
Total Common Stocks (cost $160,220,889)		205,051,526
CONVERTIBLE BONDS & NOTES — 0.1%
Semiconductors — 0.1%
Wolfspeed, Inc.
0.25%, 02/15/2028	$ 109,000	42,837
1.88%, 12/01/2029	384,000	142,848
Total Convertible Bonds & Notes (cost $286,748)		185,685
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
iShares Russell Mid-Cap Value ETF (cost $1,158,976)	9,100	1,203,475
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc.†(1) (cost $0)	1,285	0
RIGHTS — 0.0%
Real Estate — 0.0%
Seaport Entertainment Group, Inc. Expires 10/10/2024, Strike Price 25.00† (cost $0)	26	77
Total Long-Term Investment Securities (cost $161,666,613)		206,440,763
SHORT-TERM INVESTMENTS — 1.5%
U.S. Government Agency — 0.2%
Federal Home Loan Bank
4.25%, 10/01/2024	468,000	467,940
Unaffiliated Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%(2)	1,927,566	1,927,566
T. Rowe Price Government Reserve Fund 4.97%(2)	640,810	640,810
		2,568,376
U.S. Government — 0.0%
United States Treasury Bills
5.17%, 10/17/2024(3)	50,000	49,895
Total Short-Term Investments (cost $3,086,261)		3,086,211

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 09/30/2024, to be repurchased 10/01/2024 in the amount of $180,821 and collateralized by $184,700 of United States Treasury Notes, bearing interest at 3.50% due 09/30/2026 and having an approximate value of $184,552
(cost $180,813)	$ 180,813	$ 180,813
TOTAL INVESTMENTS (cost $164,933,687)(4)	100.1%	209,707,787
Other assets less liabilities	(0.1)	(134,572)
NET ASSETS	100.0%	$209,573,215
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of September 30, 2024.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S+P MID 400 EMINI DEC24	December 2024	$306,664	$314,860	$8,196
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$3,654,275	$1,932	$—	$3,656,207
Other Industries	201,395,319	—	—	201,395,319
Convertible Bonds & Notes	—	185,685	—	185,685
Unaffiliated Investment Companies	1,203,475	—	—	1,203,475
Escrows and Litigation Trusts	—	—	0	0
Rights	77	—	—	77
Short-Term Investments:
Unaffiliated Investment Companies	2,568,376	—	—	2,568,376
Other Short-Term Investments	—	517,835	—	517,835
Repurchase Agreements	—	180,813	—	180,813
Total Investments at Value	$208,821,522	$886,265	$0	$209,707,787
Other Financial Instruments:†
Futures Contracts	$8,196	$—	$—	$8,196
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.8%
Advertising — 2.9%
Trade Desk, Inc., Class A†	15,939	$ 1,747,711
Aerospace/Defense — 0.0%
Moog, Inc., Class A	116	23,434
Agriculture — 0.2%
Andersons, Inc.	335	16,797
Dole PLC	2,385	38,851
Fresh Del Monte Produce, Inc.	344	10,162
Vital Farms, Inc.†	896	31,423
		97,233
Airlines — 0.1%
SkyWest, Inc.†	536	45,571
Apparel — 0.1%
Crocs, Inc.†	234	33,885
Steven Madden, Ltd.	544	26,651
		60,536
Auto Manufacturers — 3.0%
Blue Bird Corp.†	389	18,657
Tesla, Inc.†	6,683	1,748,473
		1,767,130
Auto Parts & Equipment — 0.1%
Aurora Innovation, Inc.†	729	4,316
Dana, Inc.	658	6,949
Dorman Products, Inc.†	140	15,837
Phinia, Inc.	845	38,895
Titan International, Inc.†	1,441	11,715
		77,712
Banks — 1.6%
Amalgamated Financial Corp.	760	23,841
Ameris Bancorp	771	48,103
Associated Banc-Corp	303	6,527
Bancorp, Inc.†	497	26,589
Bank of N.T. Butterfield & Son, Ltd.	1,801	66,421
BankUnited, Inc.	266	9,693
Banner Corp.	355	21,144
Business First Bancshares, Inc.	576	14,786
Byline Bancorp, Inc.	541	14,483
Capital City Bank Group, Inc.	71	2,506
Central Pacific Financial Corp.	185	5,459
CNB Financial Corp.	227	5,462
Coastal Financial Corp.†	316	17,061
ConnectOne Bancorp, Inc.	1,234	30,912
Customers Bancorp, Inc.†	439	20,392
Eastern Bankshares, Inc.	2,137	35,025
Enterprise Financial Services Corp.	725	37,163
Equity Bancshares, Inc., Class A	474	19,377
First BanCorp/Puerto Rico	1,920	40,646
First Bancshares, Inc.	516	16,579
First Financial Corp.	228	9,998
First Interstate BancSystem, Inc., Class A	114	3,498
First Merchants Corp.	629	23,399
First Mid Bancshares, Inc.	209	8,132
Glacier Bancorp, Inc.	108	4,936
Hancock Whitney Corp.	117	5,987
Hanmi Financial Corp.	903	16,796
Heartland Financial USA, Inc.	147	8,335
Heritage Commerce Corp.	2,096	20,708
Hilltop Holdings, Inc.	522	16,788
Security Description	Shares or Principal Amount	Value

Banks (continued)
Home BancShares, Inc.	170	$ 4,605
Hope Bancorp, Inc.	783	9,834
Independent Bank Corp.	83	4,908
Mercantile Bank Corp.	47	2,055
Merchants Bancorp	289	12,993
Metropolitan Bank Holding Corp.†	4	210
Mid Penn Bancorp, Inc.	47	1,402
MidWestOne Financial Group, Inc.	74	2,111
MVB Financial Corp.	21	407
OFG Bancorp	764	34,319
Old National Bancorp	2,036	37,992
Old Second Bancorp, Inc.	1,389	21,654
Pathward Financial, Inc.	378	24,952
Peapack-Gladstone Financial Corp.	86	2,357
Pinnacle Financial Partners, Inc.	160	15,675
Popular, Inc.	538	53,945
Preferred Bank	114	9,148
Premier Financial Corp.	155	3,639
QCR Holdings, Inc.	382	28,279
Seacoast Banking Corp. of Florida	115	3,065
South Plains Financial, Inc.	259	8,785
Southside Bancshares, Inc.	261	8,725
SouthState Corp.	115	11,176
Texas Capital Bancshares, Inc.†	95	6,789
Towne Bank	247	8,166
TriCo Bancshares	333	14,202
UMB Financial Corp.	105	11,037
United Bankshares, Inc.	204	7,568
Unity Bancorp, Inc.	99	3,372
Veritex Holdings, Inc.	617	16,239
WesBanco, Inc.	202	6,016
Wintrust Financial Corp.	188	20,404
		976,775
Beverages — 0.1%
MGP Ingredients, Inc.	114	9,491
Vita Coco Co., Inc.†	1,200	33,972
		43,463
Biotechnology — 3.9%
ACADIA Pharmaceuticals, Inc.†	1,071	16,472
Akero Therapeutics, Inc.†	1,037	29,752
Allogene Therapeutics, Inc.†	1,809	5,065
Amicus Therapeutics, Inc.†	3,283	35,062
ANI Pharmaceuticals, Inc.†	117	6,980
Annexon, Inc.†	6,850	40,552
Arcutis Biotherapeutics, Inc.†	5,091	47,346
Arrowhead Pharmaceuticals, Inc.†	345	6,683
Axsome Therapeutics, Inc.†	590	53,023
Biohaven, Ltd.†	50	2,499
Blueprint Medicines Corp.†	184	17,020
Bridgebio Pharma, Inc.†	193	4,914
Cartesian Therapeutics, Inc.†	1,259	20,295
Crinetics Pharmaceuticals, Inc.†	894	45,683
Esperion Therapeutics, Inc.†	6,111	10,083
Fate Therapeutics, Inc.†	5,725	20,037
Immunovant, Inc.†	628	17,904
Insmed, Inc.†	597	43,581
Intellia Therapeutics, Inc.†	350	7,193
iTeos Therapeutics, Inc.†	1,853	18,919
Kyverna Therapeutics, Inc.†	2,212	10,817
MeiraGTx Holdings PLC†	1,303	5,434
Mersana Therapeutics, Inc.†	4,818	9,106

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
NeoGenomics, Inc.†	554	$ 8,171
Nkarta, Inc.†	3,172	14,337
Olema Pharmaceuticals, Inc.†	646	7,713
OmniAb, Inc. (Earnout Shares 12.50)†(1)	85	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	85	0
Ovid therapeutics, Inc.†	5,807	6,852
PTC Therapeutics, Inc.†	336	12,466
Recursion Pharmaceuticals, Inc., Class A†	3,221	21,226
Relay Therapeutics, Inc.†	2,949	20,879
Replimune Group, Inc.†	883	9,678
REVOLUTION Medicines, Inc.†	1,203	54,556
Roivant Sciences, Ltd.†	28,391	327,632
Royalty Pharma PLC, Class A	40,915	1,157,485
Sage Therapeutics, Inc.†	426	3,076
Sana Biotechnology, Inc.†	10	42
SpringWorks Therapeutics, Inc.†	802	25,696
Sutro Biopharma, Inc.†	96	332
Syndax Pharmaceuticals, Inc.†	1,035	19,924
Taysha Gene Therapies, Inc.†	11,967	24,054
Travere Therapeutics, Inc.†	1,249	17,474
Tyra Biosciences, Inc.†	1,476	34,701
Ventyx Biosciences, Inc.†	3,437	7,493
Viking Therapeutics, Inc.†	1,140	72,173
Xencor, Inc.†	283	5,691
		2,326,071
Building Materials — 0.5%
Apogee Enterprises, Inc.	163	11,413
Boise Cascade Co.	190	26,786
Gibraltar Industries, Inc.†	137	9,580
Griffon Corp.	1,034	72,380
Knife River Corp.†	211	18,861
Modine Manufacturing Co.†	653	86,712
Simpson Manufacturing Co., Inc.	47	8,990
Summit Materials, Inc., Class A†	558	21,779
UFP Industries, Inc.	535	70,197
		326,698
Chemicals — 0.3%
Arcadium Lithium PLC†	603	1,718
Avient Corp.	527	26,519
Balchem Corp.	116	20,416
Cabot Corp.	378	42,249
Ecovyst, Inc.†	228	1,562
H.B. Fuller Co.	262	20,798
Hawkins, Inc.	54	6,883
Ingevity Corp.†	136	5,304
Innospec, Inc.	183	20,695
Orion SA	1,217	21,675
Tronox Holdings PLC	820	11,997
		179,816
Coal — 0.1%
Alpha Metallurgical Resources, Inc.†	43	10,156
Arch Resources, Inc.	119	16,441
CONSOL Energy, Inc.	49	5,128
Peabody Energy Corp.	137	3,636
SunCoke Energy, Inc.	316	2,743
Warrior Met Coal, Inc.	344	21,981
		60,085
Commercial Services — 2.9%
ABM Industries, Inc.	1,452	76,607
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Adtalem Global Education, Inc.†	491	$ 37,061
Adyen NV*†	678	1,058,564
API Group Corp.†	1,663	54,912
Barrett Business Services, Inc.	669	25,094
Block, Inc.†	1,898	127,413
Brink's Co.	262	30,298
CBIZ, Inc.†	590	39,701
Ennis, Inc.	350	8,512
EVERTEC, Inc.	713	24,164
Flywire Corp.†	476	7,802
Herc Holdings, Inc.	170	27,103
Huron Consulting Group, Inc.†	163	17,718
Information Services Group, Inc.	336	1,109
John Wiley & Sons, Inc., Class A	560	27,020
Korn Ferry	331	24,904
Laureate Education, Inc.	1,040	17,274
LiveRamp Holdings, Inc.†	711	17,619
Perdoceo Education Corp.	726	16,146
Remitly Global, Inc.†	656	8,784
Repay Holdings Corp.†	349	2,848
Stride, Inc.†	337	28,749
TriNet Group, Inc.	488	47,321
Valvoline, Inc.†	295	12,346
Viad Corp.†	134	4,801
		1,743,870
Computers — 1.2%
ASGN, Inc.†	270	25,172
CACI International, Inc., Class A†	109	54,997
Crowdstrike Holdings, Inc., Class A†	1,356	380,317
Insight Enterprises, Inc.†	284	61,171
Integral Ad Science Holding Corp.†	245	2,649
KBR, Inc.	447	29,113
OneSpan, Inc.†	1,330	22,171
Qualys, Inc.†	228	29,289
Rapid7, Inc.†	578	23,056
Unisys Corp.†	4,512	25,628
V2X, Inc.†	823	45,973
		699,536
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	197	21,479
Edgewell Personal Care Co.	302	10,975
Honest Co., Inc.†	1,059	3,780
		36,234
Distribution/Wholesale — 0.2%
Hudson Technologies, Inc.†	127	1,059
Resideo Technologies, Inc.†	617	12,426
Rush Enterprises, Inc., Class A	906	47,864
ScanSource, Inc.†	268	12,872
WESCO International, Inc.	160	26,877
		101,098
Diversified Financial Services — 2.7%
BrightSphere Investment Group, Inc.	360	9,144
Enact Holdings, Inc.	1,261	45,812
Enova International, Inc.†	664	55,637
Federal Agricultural Mtg. Corp., Class C	34	6,372
FTAI Aviation, Ltd.	85	11,296
Intercontinental Exchange, Inc.	7,186	1,154,359
International Money Express, Inc.†	587	10,854
LendingClub Corp.†	1,017	11,624
Mr. Cooper Group, Inc.†	597	55,031

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
PennyMac Financial Services, Inc.	345	$ 39,320
Perella Weinberg Partners	849	16,394
Piper Sandler Cos.	115	32,638
Radian Group, Inc.	1,035	35,904
StoneX Group, Inc.†	160	13,101
Victory Capital Holdings, Inc., Class A	843	46,702
Virtus Investment Partners, Inc.	186	38,958
		1,583,146
Electric — 0.3%
Avista Corp.	99	3,836
Black Hills Corp.	133	8,129
Clearway Energy, Inc., Class A	210	5,979
Clearway Energy, Inc., Class C	651	19,973
IDACORP, Inc.	303	31,236
Northwestern Energy Group, Inc.	187	10,700
Portland General Electric Co.	1,014	48,570
Unitil Corp.	741	44,890
		173,313
Electronics — 0.4%
Atkore, Inc.	439	37,201
Bel Fuse, Inc.	136	13,522
Benchmark Electronics, Inc.	908	40,243
Knowles Corp.†	1,479	26,666
NVE Corp.	272	21,725
Sanmina Corp.†	854	58,456
Turtle Beach Corp.†	121	1,856
Vishay Intertechnology, Inc.	1,879	35,532
		235,201
Energy-Alternate Sources — 0.1%
Fluence Energy, Inc.†	225	5,110
Green Plains, Inc.†	217	2,938
REX American Resources Corp.†	68	3,148
Sunnova Energy International, Inc.†	379	3,691
Sunrun, Inc.†	948	17,121
		32,008
Engineering & Construction — 0.6%
Arcosa, Inc.	503	47,664
Comfort Systems USA, Inc.	41	16,004
Construction Partners, Inc., Class A†	328	22,895
Dycom Industries, Inc.†	182	35,872
Fluor Corp.†	1,005	47,949
Granite Construction, Inc.	169	13,398
IES Holdings, Inc.†	139	27,747
MYR Group, Inc.†	440	44,981
Primoris Services Corp.	573	33,280
Sterling Infrastructure, Inc.†	306	44,376
		334,166
Entertainment — 0.1%
Accel Entertainment, Inc.†	1,074	12,480
Cinemark Holdings, Inc.†	299	8,324
IMAX Corp.†	199	4,082
Lions Gate Entertainment Corp., Class A†	1,127	8,824
Six Flags Entertainment Corp.	105	4,233
United Parks & Resorts, Inc.†	177	8,956
		46,899
Environmental Control — 0.1%
Tetra Tech, Inc.	1,311	61,827
Security Description	Shares or Principal Amount	Value

Food — 0.3%
Cal-Maine Foods, Inc.	228	$ 17,064
Chefs' Warehouse, Inc.†	780	32,768
John B. Sanfilippo & Son, Inc.	127	11,977
Simply Good Foods Co.†	293	10,188
Sprouts Farmers Market, Inc.†	545	60,173
SunOpta, Inc.†	1,616	10,310
Utz Brands, Inc.	649	11,487
		153,967
Gas — 0.2%
Chesapeake Utilities Corp.	235	29,180
New Jersey Resources Corp.	332	15,670
Northwest Natural Holding Co.	253	10,327
ONE Gas, Inc.	656	48,820
		103,997
Healthcare-Products — 2.1%
Adaptive Biotechnologies Corp.†	133	681
Alphatec Holdings, Inc.†	899	4,998
AngioDynamics, Inc.†	1,344	10,456
AtriCure, Inc.†	880	24,675
Axogen, Inc.†	2,183	30,606
Danaher Corp.	2,965	824,329
Inmode, Ltd.†	465	7,882
Inogen, Inc.†	3,324	32,243
Lantheus Holdings, Inc.†	297	32,596
OmniAb, Inc.†	722	3,054
Omnicell, Inc.†	211	9,200
Paragon 28, Inc.†	3,087	20,621
PROCEPT BioRobotics Corp.†	700	56,084
Pulmonx Corp.†	3,716	30,806
Quanterix Corp.†	250	3,240
RxSight, Inc.†	657	32,475
Sera Prognostics, Inc., Class A†	3,626	28,283
SI-BONE, Inc.†	570	7,969
STAAR Surgical Co.†	705	26,191
TransMedics Group, Inc.†	307	48,199
Treace Medical Concepts, Inc.†	4,462	25,879
Twist Bioscience Corp.†	95	4,292
		1,264,759
Healthcare-Services — 0.3%
Addus HomeCare Corp.†	64	8,514
agilon health, Inc.†	4,778	18,778
Blade Air Mobility, Inc.†	1,170	3,440
CorVel Corp.†	52	16,998
Fulgent Genetics, Inc.†	284	6,171
Medpace Holdings, Inc.†	177	59,083
National HealthCare Corp.	100	12,577
OPKO Health, Inc.†	4,328	6,449
Oscar Health, Inc., Class A†	1,492	31,645
Surgery Partners, Inc.†	214	6,899
Tenet Healthcare Corp.†	195	32,409
		202,963
Home Builders — 0.4%
Cavco Industries, Inc.†	40	17,130
Century Communities, Inc.	166	17,095
Champion Homes, Inc.†	79	7,493
Green Brick Partners, Inc.†	329	27,478
Hovnanian Enterprises, Inc., Class A†	26	5,314
Installed Building Products, Inc.	65	16,008
KB Home	393	33,676
Landsea Homes Corp.†	452	5,582

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders (continued)
M/I Homes, Inc.†	125	$ 21,420
Meritage Homes Corp.	186	38,143
Taylor Morrison Home Corp.†	547	38,432
Tri Pointe Homes, Inc.†	604	27,367
		255,138
Home Furnishings — 0.1%
MillerKnoll, Inc.	989	24,488
Sonos, Inc.†	2,090	25,686
Xperi, Inc.†	1,389	12,834
		63,008
Household Products/Wares — 0.0%
Quanex Building Products Corp.	404	11,211
Insurance — 0.3%
CNO Financial Group, Inc.	460	16,146
Essent Group, Ltd.	614	39,474
Genworth Financial, Inc.,†	977	6,693
Hamilton Insurance Group, Ltd., Class B†	313	6,053
Jackson Financial, Inc., Class A	448	40,871
NMI Holdings, Inc., Class A†	923	38,018
Palomar Holdings, Inc.†	150	14,201
RLI Corp.	133	20,612
Selective Insurance Group, Inc.	115	10,730
Skyward Specialty Insurance Group, Inc.†	93	3,788
		196,586
Internet — 13.0%
Airbnb, Inc., Class A†	7,991	1,013,339
Amazon.com, Inc.†	6,208	1,156,737
Beyond, Inc.†	426	4,294
Cargurus, Inc.†	991	29,760
DoorDash, Inc., Class A†	14,672	2,094,135
Hims & Hers Health, Inc.†	1,556	28,661
Lands' End, Inc.†	165	2,850
Magnite, Inc.†	2,422	33,545
MercadoLibre, Inc.†	394	808,472
Open Lending Corp.†	2,121	12,980
Opendoor Technologies, Inc.†	2,784	5,568
Q2 Holdings, Inc.†	277	22,096
QuinStreet, Inc.†	781	14,941
Shopify, Inc., Class A†	20,985	1,681,738
Shutterstock, Inc.	268	9,479
Solo Brands, Inc., Class A†	2,942	4,148
Uber Technologies, Inc.†	9,922	745,737
Upwork, Inc.†	484	5,058
Vivid Seats, Inc., Class A†	1,051	3,889
Yelp, Inc.†	769	26,976
		7,704,403
Investment Companies — 0.1%
Cannae Holdings, Inc.	492	9,377
Hut 8 Corp.†	319	3,911
MARA Holdings, Inc.†	1,094	17,745
Riot Platforms, Inc.†	1,054	7,821
		38,854
Iron/Steel — 0.1%
ATI, Inc.†	125	8,364
Carpenter Technology Corp.	44	7,022
Commercial Metals Co.	1,093	60,071
		75,457
Security Description	Shares or Principal Amount	Value

Leisure Time — 0.1%
Life Time Group Holdings, Inc.†	385	$ 9,402
Lindblad Expeditions Holdings, Inc.†	205	1,896
OneSpaWorld Holdings, Ltd.	1,240	20,472
Peloton Interactive, Inc., Class A†	3,109	14,550
Topgolf Callaway Brands Corp.†	204	2,240
		48,560
Lodging — 0.1%
Boyd Gaming Corp.	219	14,158
Hilton Grand Vacations, Inc.†	1,024	37,192
		51,350
Machinery-Construction & Mining — 0.1%
Bloom Energy Corp., Class A†	365	3,855
Terex Corp.	709	37,513
		41,368
Machinery-Diversified — 0.3%
Applied Industrial Technologies, Inc.	257	57,344
Kadant, Inc.	93	31,434
Mueller Water Products, Inc., Class A	1,700	36,890
Thermon Group Holdings, Inc.†	602	17,964
Watts Water Technologies, Inc., Class A	286	59,256
		202,888
Media — 0.1%
Gray Television, Inc.	758	4,063
Liberty Latin America, Ltd., Class C†	3,665	34,781
Thryv Holdings, Inc.†	805	13,870
		52,714
Metal Fabricate/Hardware — 0.2%
Mueller Industries, Inc.	1,215	90,032
Northwest Pipe Co.†	117	5,280
Olympic Steel, Inc.	112	4,368
		99,680
Mining — 0.1%
Coeur Mining, Inc.†	804	5,532
Constellium SE†	886	14,406
Hecla Mining Co.	2,818	18,796
Uranium Energy Corp.†	2,691	16,711
		55,445
Miscellaneous Manufacturing — 0.1%
Fabrinet†	284	67,149
Sight Sciences, Inc.†	222	1,399
		68,548
Oil & Gas — 0.5%
Chord Energy Corp.	60	7,814
Civitas Resources, Inc.	145	7,347
CNX Resources Corp.†	372	12,116
CVR Energy, Inc.	310	7,139
Delek US Holdings, Inc.	431	8,081
Gulfport Energy Corp.†	72	10,897
Helmerich & Payne, Inc.	90	2,738
Magnolia Oil & Gas Corp., Class A	334	8,156
Matador Resources Co.	443	21,893
Murphy Oil Corp.	1,001	33,774
Noble Corp. PLC	691	24,973
Ovintiv, Inc.	405	15,516
Patterson-UTI Energy, Inc.	2,697	20,632
PBF Energy, Inc., Class A	359	11,111

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Permian Resources Corp.	1,646	$ 22,402
SM Energy Co.	1,036	41,409
Valaris, Ltd.†	521	29,046
Weatherford International PLC	214	18,173
		303,217
Oil & Gas Services — 0.3%
Archrock, Inc.	474	9,594
ChampionX Corp.	343	10,341
DNOW, Inc.†	2,715	35,105
Expro Group Holdings NV†	134	2,301
Liberty Energy, Inc.	2,456	46,885
Oceaneering International, Inc.†	997	24,795
Select Water Solutions, Inc.	1,793	19,956
		148,977
Packaging & Containers — 0.0%
Greif, Inc., Class A	103	6,454
O-I Glass, Inc.†	760	9,971
		16,425
Pharmaceuticals — 0.4%
Alkermes PLC†	443	12,400
Arvinas, Inc.†	955	23,522
BellRing Brands, Inc.†	209	12,690
Catalyst Pharmaceuticals, Inc.†	829	16,480
Collegium Pharmaceutical, Inc.†	734	28,362
Kura Oncology, Inc.†	1,434	28,020
Option Care Health, Inc.†	1,126	35,244
Owens & Minor, Inc.†	697	10,936
Protagonist Therapeutics, Inc.†	1,343	60,435
Y-mAbs Therapeutics, Inc.†	26	342
		228,431
Real Estate — 0.1%
Anywhere Real Estate, Inc.†	790	4,013
Cushman & Wakefield PLC†	1,570	21,399
Newmark Group, Inc., Class A	541	8,402
Real Brokerage, Inc.†	2,051	11,383
		45,197
REITS — 2.8%
Agree Realty Corp.	244	18,381
American Assets Trust, Inc.	350	9,352
American Healthcare REIT, Inc.	515	13,441
American Tower Corp.	3,880	902,333
Apple Hospitality REIT, Inc.	1,315	19,528
Armada Hoffler Properties, Inc.	185	2,004
Brandywine Realty Trust	682	3,710
BrightSpire Capital, Inc.	1,368	7,661
Broadstone Net Lease, Inc.	726	13,758
CareTrust REIT, Inc.	562	17,343
Chatham Lodging Trust	222	1,891
City Office REIT, Inc.	424	2,476
Community Healthcare Trust, Inc.	194	3,521
COPT Defense Properties	1,675	50,803
DiamondRock Hospitality Co.	770	6,722
Empire State Realty Trust, Inc., Class A	1,427	15,811
Equity Commonwealth†	412	8,199
Essential Properties Realty Trust, Inc.	1,090	37,223
First Industrial Realty Trust, Inc.	144	8,061
Independence Realty Trust, Inc.	1,139	23,349
Innovative Industrial Properties, Inc.	158	21,267
Security Description	Shares or Principal Amount	Value

REITS (continued)
InvenTrust Properties Corp.	559	$ 15,859
Kimco Realty Corp.	170	3,947
Kite Realty Group Trust	901	23,931
KKR Real Estate Finance Trust, Inc.	203	2,507
Ladder Capital Corp.	2,690	31,204
LXP Industrial Trust	2,847	28,612
Macerich Co.	1,137	20,739
MFA Financial, Inc.	818	10,405
Paramount Group, Inc.†	632	3,109
Phillips Edison & Co., Inc.	1,105	41,670
Piedmont Office Realty Trust, Inc., Class A	1,001	10,110
Plymouth Industrial REIT, Inc.	855	19,323
PotlatchDeltic Corp.	852	38,383
Redwood Trust, Inc.	472	3,649
Retail Opportunity Investments Corp.	2,105	33,112
RLJ Lodging Trust	1,371	12,586
Ryman Hospitality Properties, Inc.	398	42,682
Sabra Health Care REIT, Inc.	1,761	32,772
SITE Centers Corp.	166	10,043
SL Green Realty Corp.	436	30,350
TPG RE Finance Trust, Inc.	927	7,907
UMH Properties, Inc.	232	4,563
Veris Residential, Inc.	281	5,019
Xenia Hotels & Resorts, Inc.	1,129	16,675
		1,635,991
Retail — 1.6%
Abercrombie & Fitch Co., Class A†	368	51,483
Academy Sports & Outdoors, Inc.	172	10,038
Asbury Automotive Group, Inc.†	201	47,957
Beacon Roofing Supply, Inc.†	368	31,806
BlueLinx Holdings, Inc.†	88	9,277
Boot Barn Holdings, Inc.†	190	31,783
Buckle, Inc.	341	14,994
Caleres, Inc.	293	9,684
El Pollo Loco Holdings, Inc.†	794	10,878
EVgo, Inc.†	1,033	4,277
FirstCash Holdings, Inc.	154	17,679
Floor & Decor Holdings, Inc., Class A†	3,994	495,935
Foot Locker, Inc.†	79	2,041
Freshpet, Inc.†	152	20,789
Genesco, Inc.†	240	6,521
GMS, Inc.†	257	23,276
Group 1 Automotive, Inc.	139	53,242
Patrick Industries, Inc.	102	14,522
PC Connection, Inc.	47	3,545
Petco Health & Wellness Co., Inc.†	1,147	5,219
Shake Shack, Inc., Class A†	200	20,642
Signet Jewelers, Ltd.	112	11,552
Sweetgreen, Inc., Class A†	949	33,642
Victoria's Secret & Co.†	80	2,056
		932,838
Savings & Loans — 0.1%
Axos Financial, Inc.†	206	12,953
Banc of California, Inc.	2,094	30,845
Capitol Federal Financial, Inc.	428	2,500
OceanFirst Financial Corp.	1,781	33,109
Southern Missouri Bancorp, Inc.	3	169
WSFS Financial Corp.	121	6,170
		85,746
Semiconductors — 0.4%
Axcelis Technologies, Inc.†	70	7,340

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Cirrus Logic, Inc.†	276	$ 34,282
MaxLinear, Inc.†	1,753	25,384
Rambus, Inc.†	1,433	60,501
Richardson Electronics, Ltd.	529	6,528
Semtech Corp.†	519	23,698
SMART Global Holdings, Inc.†	852	17,849
Ultra Clean Holdings, Inc.†	1,097	43,803
Vishay Precision Group, Inc.†	677	17,534
		236,919
Software — 11.3%
Asana, Inc., Class A†	1,018	11,799
AvePoint, Inc.†	4,927	57,991
Bandwidth, Inc., Class A†	1,294	22,658
BILL Holdings, Inc.†	7,551	398,391
BlackLine, Inc.†	365	20,126
Box, Inc., Class A†	1,587	51,942
Braze, Inc., Class A†	397	12,839
Cloudflare, Inc., Class A†	22,904	1,852,704
CommVault Systems, Inc.†	507	78,002
Domo, Inc., Class B†	1,883	14,141
Donnelley Financial Solutions, Inc.†	867	57,075
Duolingo, Inc.†	106	29,894
GigaCloud Technology, Inc.†	337	7,744
Health Catalyst, Inc.†	3,250	26,455
Logility Supply Chain Solutions, Inc.	2,249	25,166
MicroStrategy, Inc., Class A†	6,776	1,142,434
Oddity Tech, Ltd., Class A†	476	19,221
Onestream, Inc.†	133	4,509
Procore Technologies, Inc.†	6,569	405,439
ROBLOX Corp., Class A†	29,865	1,321,825
Snowflake, Inc., Class A†	8,846	1,016,051
Sprout Social, Inc., Class A†	136	3,953
SPS Commerce, Inc.†	75	14,563
Workiva, Inc.†	402	31,806
Zeta Global Holdings Corp., Class A†	2,905	86,656
Zuora, Inc., Class A†	630	5,431
		6,718,815
Telecommunications — 0.2%
A10 Networks, Inc.	297	4,289
AST SpaceMobile, Inc.†	234	6,119
Aviat Networks, Inc.†	343	7,419
DigitalBridge Group, Inc.	623	8,803
EchoStar Corp., Class A†	194	4,815
Extreme Networks, Inc.†	388	5,832
Gogo, Inc.†	517	3,712
InterDigital, Inc.	281	39,798
Iridium Communications, Inc.	167	5,085
Lumen Technologies, Inc.†	559	3,969
Ooma, Inc.†	1,480	16,857
Spok Holdings, Inc.	327	4,925
Telephone & Data Systems, Inc.	169	3,929
		115,552
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	861	10,521
Transportation — 1.5%
ArcBest Corp.	183	19,846
CryoPort, Inc.†	1,166	9,456
Dorian LPG, Ltd.	325	11,187
International Seaways, Inc.	551	28,410
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Matson, Inc.	253	$ 36,083
Radiant Logistics, Inc.†	1,217	7,825
Safe Bulkers, Inc.	1,005	5,206
Scorpio Tankers, Inc.	38	2,709
Teekay Tankers, Ltd., Class A	312	18,174
Union Pacific Corp.	2,975	733,278
World Kinect Corp.	586	18,113
		890,287
Water — 0.0%
American States Water Co.	127	10,578
Consolidated Water Co., Ltd.	584	14,722
		25,300
Total Common Stocks (cost $27,601,670)		34,864,645
CORPORATE BONDS & NOTES — 12.5%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	4,570
4.88%, 01/15/2029	35,000	34,575
		39,145
Aerospace/Defense — 0.1%
Boeing Co.
3.60%, 05/01/2034	5,000	4,261
5.93%, 05/01/2060	12,000	11,494
6.30%, 05/01/2029*	10,000	10,521
6.39%, 05/01/2031*	10,000	10,633
L3Harris Technologies, Inc.
5.05%, 06/01/2029	10,000	10,300
5.35%, 06/01/2034	20,000	20,807
Northrop Grumman Corp.
5.15%, 05/01/2040	12,000	12,187
		80,203
Agriculture — 0.1%
BAT Capital Corp.
5.83%, 02/20/2031	20,000	21,215
Philip Morris International, Inc.
5.13%, 02/15/2030	30,000	31,122
5.13%, 02/13/2031	5,000	5,197
5.38%, 02/15/2033	10,000	10,458
5.63%, 09/07/2033	20,000	21,291
		89,283
Apparel — 0.3%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	29,737
Tapestry, Inc.
7.05%, 11/27/2025	10,000	10,198
7.35%, 11/27/2028	15,000	15,763
7.70%, 11/27/2030	5,000	5,387
William Carter Co.
5.63%, 03/15/2027*	90,000	89,811
		150,896
Banks — 2.3%
Bank of America Corp.
1.90%, 07/23/2031	25,000	21,690
1.92%, 10/24/2031	25,000	21,541
2.57%, 10/20/2032	15,000	13,153
2.59%, 04/29/2031	55,000	49,876
2.69%, 04/22/2032	70,000	62,431

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.47%, 01/23/2035	$ 10,000	$ 10,516
5.93%, 09/15/2027	20,000	20,594
Bank of New York Mellon Corp.
4.98%, 03/14/2030	5,000	5,164
5.06%, 07/22/2032	15,000	15,521
5.19%, 03/14/2035	15,000	15,573
6.32%, 10/25/2029	15,000	16,135
Citigroup, Inc.
1.28%, 11/03/2025	35,000	34,864
5.17%, 02/13/2030	10,000	10,272
Citizens Financial Group, Inc.
5.72%, 07/23/2032	15,000	15,556
5.84%, 01/23/2030	30,000	31,208
6.65%, 04/25/2035	5,000	5,489
Comerica, Inc.
5.98%, 01/30/2030	5,000	5,154
Deutsche Bank AG
2.13%, 11/24/2026	150,000	145,258
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	20,000	17,674
3.81%, 04/23/2029	25,000	24,510
4.02%, 10/31/2038	10,000	9,074
5.05%, 07/23/2030	25,000	25,652
5.73%, 04/25/2030	15,000	15,764
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	204,068
JPMorgan Chase & Co.
2.58%, 04/22/2032	40,000	35,673
3.51%, 01/23/2029	12,000	11,719
3.70%, 05/06/2030	35,000	34,042
4.01%, 04/23/2029	35,000	34,627
5.00%, 07/22/2030	25,000	25,706
5.30%, 07/24/2029	25,000	25,868
5.34%, 01/23/2035	40,000	41,810
5.58%, 04/22/2030	25,000	26,240
M&T Bank Corp.
5.05%, 01/27/2034	5,000	4,960
7.41%, 10/30/2029	50,000	54,769
Morgan Stanley
1.79%, 02/13/2032	5,000	4,232
2.24%, 07/21/2032	25,000	21,523
2.48%, 01/21/2028	5,000	4,802
2.70%, 01/22/2031	5,000	4,579
4.21%, 04/20/2028	30,000	29,939
5.16%, 04/20/2029	10,000	10,279
5.45%, 07/20/2029	5,000	5,196
5.66%, 04/18/2030	20,000	21,038
6.41%, 11/01/2029	5,000	5,373
Wells Fargo & Co.
2.88%, 10/30/2030	25,000	23,188
3.00%, 10/23/2026	27,000	26,389
3.35%, 03/02/2033	25,000	22,854
4.90%, 07/25/2033	25,000	25,287
5.39%, 04/24/2034	10,000	10,372
5.50%, 01/23/2035	15,000	15,724
5.57%, 07/25/2029	50,000	52,020
6.49%, 10/23/2034	15,000	16,762
		1,391,708
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	30,000	31,232
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Royalty Pharma PLC
1.20%, 09/02/2025	$ 10,000	$ 9,686
2.15%, 09/02/2031	25,000	21,304
2.20%, 09/02/2030	5,000	4,379
3.55%, 09/02/2050	10,000	7,246
5.15%, 09/02/2029	10,000	10,257
		84,104
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	53,938
Standard Industries, Inc.
4.38%, 07/15/2030*	50,000	47,325
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	5,000	5,211
		106,474
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	15,000	15,543
6.55%, 11/15/2030	10,000	10,779
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,562
		30,884
Commercial Services — 0.3%
Block, Inc.
3.50%, 06/01/2031	10,000	9,118
6.50%, 05/15/2032*	50,000	52,066
Howard University
2.80%, 10/01/2030	5,000	4,507
2.90%, 10/01/2031	40,000	34,911
Service Corp. International
3.38%, 08/15/2030	65,000	58,908
5.13%, 06/01/2029	21,000	20,972
5.75%, 10/15/2032	5,000	5,033
		185,515
Computers — 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	15,000	14,546
Gartner, Inc.
4.50%, 07/01/2028*	25,000	24,744
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	15,000	14,850
Insight Enterprises, Inc.
6.63%, 05/15/2032*	50,000	52,189
		106,329
Diversified Financial Services — 0.2%
Capital One Financial Corp.
1.88%, 11/02/2027	20,000	19,004
5.47%, 02/01/2029	5,000	5,125
7.62%, 10/30/2031	40,000	45,461
Discover Financial Services
7.96%, 11/02/2034	15,000	17,625
Synchrony Financial
5.94%, 08/02/2030	15,000	15,411
		102,626
Electric — 1.8%
AES Corp.
3.30%, 07/15/2025*	8,000	7,883

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Alabama Power Co.
3.45%, 10/01/2049	$ 30,000	$ 23,081
4.15%, 08/15/2044	10,000	8,745
Ameren Corp.
5.00%, 01/15/2029	10,000	10,237
American Electric Power Co., Inc.
6.95%, 12/15/2054	20,000	21,283
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	10,426
6.35%, 12/15/2032	5,000	5,497
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	15,000	16,140
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,923
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,698
Dominion Energy, Inc.
3.38%, 04/01/2030	10,000	9,478
6.30%, 03/15/2033	5,000	5,468
Duke Energy Carolinas LLC
2.55%, 04/15/2031	20,000	17,978
4.25%, 12/15/2041	10,000	9,067
Duke Energy Corp.
2.55%, 06/15/2031	35,000	30,941
5.00%, 08/15/2052	5,000	4,734
5.80%, 06/15/2054	5,000	5,278
Duke Energy Indiana LLC
2.75%, 04/01/2050	25,000	16,417
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	10,455
Duke Energy Progress LLC
3.70%, 10/15/2046	10,000	8,047
4.00%, 04/01/2052	10,000	8,353
4.38%, 03/30/2044	15,000	13,591
Edison International
4.13%, 03/15/2028	5,000	4,956
5.25%, 11/15/2028	25,000	25,686
6.95%, 11/15/2029	40,000	44,089
8.13%, 06/15/2053	15,000	15,750
Emera, Inc.
6.75%, 06/15/2076	10,000	10,058
Eversource Energy
3.38%, 03/01/2032	11,000	10,013
5.13%, 05/15/2033	25,000	25,424
5.50%, 01/01/2034	10,000	10,380
FirstEnergy Pennsylvania Electric Co.
3.60%, 06/01/2029*	8,000	7,725
Georgia Power Co.
4.70%, 05/15/2032	5,000	5,094
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	10,718
National Grid PLC
5.60%, 06/12/2028	5,000	5,221
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	20,000	17,876
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	15,000	14,245
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	25,000	25,503
NSTAR Electric Co.
5.40%, 06/01/2034	10,000	10,557
Security Description	Shares or Principal Amount	Value

Electric (continued)
Ohio Edison Co.
5.50%, 01/15/2033*	$ 10,000	$ 10,399
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033	5,000	5,391
Pacific Gas & Electric Co.
4.40%, 03/01/2032	10,000	9,720
4.55%, 07/01/2030	35,000	34,730
5.45%, 06/15/2027	10,000	10,238
5.90%, 06/15/2032	30,000	31,747
6.10%, 01/15/2029	5,000	5,279
6.15%, 01/15/2033	20,000	21,470
6.40%, 06/15/2033	45,000	49,185
PG&E Corp.
7.38%, 03/15/2055	5,000	5,244
Public Service Electric & Gas Co.
5.45%, 03/01/2054	10,000	10,617
Public Service Enterprise Group, Inc.
5.45%, 04/01/2034	5,000	5,208
6.13%, 10/15/2033	20,000	21,785
Puget Energy, Inc.
2.38%, 06/15/2028	20,000	18,519
4.10%, 06/15/2030	12,000	11,560
4.22%, 03/15/2032	18,000	16,926
Sempra
3.70%, 04/01/2029	7,000	6,788
6.40%, 10/01/2054	20,000	20,038
Southern California Edison Co.
5.20%, 06/01/2034	10,000	10,365
5.75%, 04/15/2054	10,000	10,697
5.88%, 12/01/2053	15,000	16,269
5.95%, 11/01/2032	5,000	5,442
Southern Co.
3.25%, 07/01/2026	45,000	44,221
4.85%, 03/15/2035	20,000	20,161
5.20%, 06/15/2033	10,000	10,362
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	3,090
5.00%, 04/01/2033	20,000	20,487
5.00%, 01/15/2034	25,000	25,611
5.05%, 08/15/2034	5,000	5,133
5.35%, 01/15/2054	5,000	5,113
Wisconsin Power & Light Co.
5.38%, 03/30/2034	5,000	5,234
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	51,827
4.60%, 06/01/2032	9,000	8,916
		1,046,787
Engineering & Construction — 0.2%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	135,000	133,485
Entertainment — 0.3%
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	10,000	9,473
4.28%, 03/15/2032	30,000	26,650
5.05%, 03/15/2042	17,000	13,877
5.14%, 03/15/2052	55,000	42,420
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	60,592
		153,012

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	$ 80,000	$ 78,865
Republic Services, Inc.
1.45%, 02/15/2031	5,000	4,191
5.20%, 11/15/2034	10,000	10,440
Veralto Corp.
5.35%, 09/18/2028	20,000	20,828
		114,324
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	18,000	18,283
Tyson Foods, Inc.
5.40%, 03/15/2029	20,000	20,767
5.70%, 03/15/2034	5,000	5,269
		44,319
Gas — 0.2%
Boston Gas Co.
3.76%, 03/16/2032*	5,000	4,558
KeySpan Gas East Corp.
5.99%, 03/06/2033*	5,000	5,242
NiSource, Inc.
3.49%, 05/15/2027	25,000	24,562
5.35%, 04/01/2034	10,000	10,382
Southern California Gas Co.
5.20%, 06/01/2033	20,000	20,790
5.60%, 04/01/2054	27,000	28,621
		94,155
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.30%, 02/15/2030	10,000	10,636
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	48,870
Hologic, Inc.
4.63%, 02/01/2028*	44,000	43,170
Smith & Nephew PLC
5.40%, 03/20/2034	10,000	10,400
Solventum Corp.
5.40%, 03/01/2029*	25,000	25,720
5.45%, 03/13/2031*	5,000	5,154
		133,314
Healthcare-Services — 0.5%
Centene Corp.
2.45%, 07/15/2028	5,000	4,605
4.63%, 12/15/2029	75,000	73,394
Cigna Group
5.00%, 05/15/2029	20,000	20,598
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,764
Elevance Health, Inc.
5.38%, 06/15/2034	10,000	10,512
HCA, Inc.
3.38%, 03/15/2029	25,000	23,868
5.45%, 09/15/2034	5,000	5,145
5.60%, 04/01/2034	20,000	20,841
Humana, Inc.
5.38%, 04/15/2031	25,000	25,894
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Kaiser Foundation Hospitals
2.81%, 06/01/2041	$ 5,000	$ 3,855
3.00%, 06/01/2051	12,000	8,605
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,654
3.50%, 08/15/2039	15,000	12,930
4.95%, 01/15/2032	15,000	15,514
4.95%, 05/15/2062	5,000	4,836
5.38%, 04/15/2054	20,000	20,791
5.75%, 07/15/2064	10,000	10,795
5.88%, 02/15/2053	5,000	5,535
6.05%, 02/15/2063	5,000	5,661
		285,797
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	19,000	18,877
5.75%, 01/15/2028*	42,000	42,734
		61,611
Insurance — 0.2%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	5,000	5,224
Aon North America, Inc.
5.45%, 03/01/2034	25,000	26,248
Athene Global Funding
2.65%, 10/04/2031*	50,000	42,905
2.72%, 01/07/2029*	19,000	17,554
Athene Holding, Ltd.
5.88%, 01/15/2034	5,000	5,233
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	43,000	39,355
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	10,000	9,845
		146,364
Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	35,000	34,800
6.75%, 09/30/2027*	30,000	30,824
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	77,000	76,717
Uber Technologies, Inc.
4.80%, 09/15/2034	5,000	4,993
		147,334
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	71,160
New Mountain Finance Corp.
6.88%, 02/01/2029	10,000	10,123
		81,283
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	5,000	5,055
Lodging — 0.0%
Las Vegas Sands Corp.
6.20%, 08/15/2034	10,000	10,471
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,203
5.80%, 03/21/2034	20,000	20,914

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified (continued)
Otis Worldwide Corp.
2.57%, 02/15/2030	$ 25,000	$ 22,906
		54,023
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	63,453
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	10,000	8,558
3.50%, 03/01/2042	15,000	10,423
3.90%, 06/01/2052	4,000	2,623
4.20%, 03/15/2028	5,000	4,861
6.55%, 06/01/2034	20,000	20,803
Comcast Corp.
2.89%, 11/01/2051	17,000	11,423
2.99%, 11/01/2063	3,000	1,903
3.20%, 07/15/2036	5,000	4,292
3.25%, 11/01/2039	23,000	18,813
5.65%, 06/01/2054	10,000	10,679
7.05%, 03/15/2033	5,000	5,845
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	17,223
5.45%, 09/01/2034*	20,000	20,253
Paramount Global
4.38%, 03/15/2043	20,000	14,797
4.95%, 01/15/2031	5,000	4,716
5.25%, 04/01/2044	15,000	11,950
5.85%, 09/01/2043	15,000	13,082
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	20,000	18,869
4.13%, 07/01/2030*	40,000	36,275
Time Warner Cable LLC
4.50%, 09/15/2042	30,000	22,988
5.88%, 11/15/2040	25,000	22,671
		346,500
Mining — 0.2%
Glencore Funding LLC
5.37%, 04/04/2029*	25,000	25,843
5.63%, 04/04/2034*	40,000	41,745
6.38%, 10/06/2030*	25,000	27,176
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	16,742
		111,506
Oil & Gas — 1.0%
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,000	2,039
4.81%, 02/13/2033	35,000	35,468
4.89%, 09/11/2033	5,000	5,087
4.99%, 04/10/2034	20,000	20,435
5.23%, 11/17/2034	10,000	10,411
ConocoPhillips Co.
4.03%, 03/15/2062	10,000	8,060
5.55%, 03/15/2054	10,000	10,455
5.70%, 09/15/2063	15,000	15,998
Diamondback Energy, Inc.
5.40%, 04/18/2034	5,000	5,104
5.75%, 04/18/2054	5,000	5,038
5.90%, 04/18/2064	5,000	5,040
6.25%, 03/15/2033	15,000	16,177
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Ecopetrol SA
4.63%, 11/02/2031	$ 27,000	$ 23,180
4.63%, 11/02/2031	5,000	4,294
8.38%, 01/19/2036	50,000	51,125
8.63%, 01/19/2029	20,000	21,579
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	50,000	42,765
8.50%, 09/30/2033*	5,000	4,726
Equinor ASA
3.63%, 04/06/2040	20,000	17,267
Hess Corp.
7.13%, 03/15/2033	22,000	25,390
7.30%, 08/15/2031	15,000	17,177
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	47,329
Ovintiv, Inc.
7.38%, 11/01/2031	40,000	45,130
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	5,000	4,938
7.15%, 10/01/2033	10,000	10,768
Phillips 66 Co.
5.25%, 06/15/2031	15,000	15,511
5.30%, 06/30/2033	20,000	20,617
Shell International Finance BV
2.88%, 11/26/2041	15,000	11,450
3.00%, 11/26/2051	3,000	2,093
3.25%, 04/06/2050	13,000	9,647
TotalEnergies Capital SA
4.72%, 09/10/2034	10,000	10,050
5.43%, 09/10/2064	10,000	10,064
5.64%, 04/05/2064	25,000	26,069
Viper Energy, Inc.
5.38%, 11/01/2027*	33,000	32,865
		593,346
Packaging & Containers — 0.2%
Ball Corp.
6.00%, 06/15/2029	80,000	82,792
Graphic Packaging International LLC
4.75%, 07/15/2027*	45,000	44,510
		127,302
Pharmaceuticals — 0.1%
AbbVie, Inc.
4.95%, 03/15/2031	10,000	10,398
5.40%, 03/15/2054	5,000	5,302
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	10,000	10,594
CVS Health Corp.
2.70%, 08/21/2040	15,000	10,651
4.13%, 04/01/2040	5,000	4,283
5.05%, 03/25/2048	15,000	13,691
Eli Lilly & Co.
4.20%, 08/14/2029	5,000	5,048
4.60%, 08/14/2034	5,000	5,078
		65,045
Pipelines — 0.5%
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/2034*	5,000	5,157
6.04%, 08/15/2028*	20,000	20,912
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	5,000	5,295
6.04%, 11/15/2033*	10,000	10,670

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enbridge, Inc.
5.63%, 04/05/2034	$ 25,000	$ 26,220
5.70%, 03/08/2033	15,000	15,809
Energy Transfer LP
6.05%, 12/01/2026	15,000	15,526
6.40%, 12/01/2030	20,000	21,788
Enterprise Products Operating LLC
3.30%, 02/15/2053	5,000	3,575
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	29,615
Hess Midstream Operations LP
6.50%, 06/01/2029*	30,000	31,051
MPLX LP
5.50%, 06/01/2034	25,000	25,685
Oneok, Inc.
4.40%, 10/15/2029	5,000	4,983
4.75%, 10/15/2031	5,000	5,000
5.05%, 11/01/2034	10,000	9,954
5.85%, 11/01/2064	10,000	9,924
ONEOK, Inc.
6.10%, 11/15/2032	15,000	16,147
Targa Resources Corp.
6.13%, 03/15/2033	5,000	5,366
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,980
Whistler Pipeline LLC
5.70%, 09/30/2031*	15,000	15,529
5.95%, 09/30/2034*	5,000	5,178
		298,364
Private Equity — 0.1%
Brookfield Finance, Inc.
5.68%, 01/15/2035	30,000	31,488
REITS — 0.4%
American Tower Corp.
1.45%, 09/15/2026	15,000	14,201
2.40%, 03/15/2025	10,000	9,880
2.70%, 04/15/2031	5,000	4,463
3.80%, 08/15/2029	5,000	4,865
Brandywine Operating Partnership LP
8.88%, 04/12/2029	10,000	11,052
Cousins Properties LP
5.88%, 10/01/2034	15,000	15,400
Crown Castle, Inc.
4.80%, 09/01/2028	25,000	25,285
5.00%, 01/11/2028	20,000	20,351
5.60%, 06/01/2029	15,000	15,679
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	13,000	13,221
NNN REIT, Inc.
5.50%, 06/15/2034	5,000	5,203
Piedmont Operating Partnership LP
6.88%, 07/15/2029	15,000	15,764
Regency Centers LP
5.25%, 01/15/2034	20,000	20,645
SBA Tower Trust
2.84%, 01/15/2050*	40,000	39,713
VICI Properties LP
4.95%, 02/15/2030	19,000	19,112
		234,834
Security Description	Shares or Principal Amount	Value

Retail — 0.2%
AutoZone, Inc.
4.75%, 08/01/2032	$ 9,000	$ 9,034
5.40%, 07/15/2034	10,000	10,375
6.55%, 11/01/2033	10,000	11,180
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	48,270
5.63%, 01/01/2030*	45,000	44,587
Home Depot, Inc.
5.30%, 06/25/2054	5,000	5,255
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	6,000	6,047
		134,748
Semiconductors — 0.2%
Broadcom, Inc.
4.15%, 02/15/2028	25,000	24,974
5.05%, 07/12/2029	10,000	10,301
Intel Corp.
3.05%, 08/12/2051	10,000	6,404
4.75%, 03/25/2050	5,000	4,333
5.15%, 02/21/2034	10,000	10,104
5.70%, 02/10/2053	2,000	1,970
5.90%, 02/10/2063	7,000	7,026
Marvell Technology, Inc.
2.45%, 04/15/2028	15,000	14,000
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	8,000	8,079
5.55%, 12/01/2028	10,000	10,381
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	5,000	4,860
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,907
		120,339
Software — 0.5%
Constellation Software, Inc.
5.46%, 02/16/2034*	5,000	5,226
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	58,055
MSCI, Inc.
3.63%, 11/01/2031*	20,000	18,406
Open Text Corp.
3.88%, 12/01/2029*	65,000	60,423
6.90%, 12/01/2027*	10,000	10,548
Oracle Corp.
2.30%, 03/25/2028	33,000	30,991
3.60%, 04/01/2040	6,000	4,992
3.85%, 04/01/2060	17,000	12,797
4.10%, 03/25/2061	2,000	1,573
4.90%, 02/06/2033	15,000	15,278
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	59,974
		278,263
Telecommunications — 0.2%
AT&T, Inc.
3.65%, 09/15/2059	2,000	1,451
3.80%, 12/01/2057	25,000	18,928
4.50%, 05/15/2035	5,000	4,869
Cisco Systems, Inc.
4.95%, 02/26/2031	15,000	15,679
5.35%, 02/26/2064	10,000	10,619
Nokia Oyj
6.63%, 05/15/2039	20,000	21,225

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
T-Mobile USA, Inc.
2.05%, 02/15/2028	$ 33,000	$ 30,742
2.40%, 03/15/2029	5,000	4,605
4.70%, 01/15/2035	15,000	14,948
5.05%, 07/15/2033	10,000	10,250
5.75%, 01/15/2034	5,000	5,369
		138,685
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	30,000	29,930
5.35%, 03/30/2029*	5,000	5,164
5.75%, 05/24/2026*	20,000	20,362
6.05%, 08/01/2028*	5,000	5,263
		60,719
Total Corporate Bonds & Notes (cost $7,440,015)		7,430,276
ASSET BACKED SECURITIES — 3.4%
Auto Loan Receivables — 0.8%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	20,000	20,091
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	50,251	50,383
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	15,000	15,126
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	64,932	65,490
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	15,000	15,276
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	15,028
Exeter Automobile Receivables Trust
Series 2020-1A, Class D 2.73%, 12/15/2025*	1,530	1,528
Series 2023-3A, Class B 6.11%, 09/15/2027	8,000	8,032
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	10,033
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	19,091
Series 2023-3, Class B 5.64%, 07/16/2029*	19,000	19,310
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B 5.16%, 08/16/2029	5,000	5,110
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	101,869
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	26,818	26,895
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	$ 15,000	$ 15,012
Series 2023-3, Class B 5.61%, 07/17/2028	25,000	25,322
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,609
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	10,000	10,126
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	15,000	15,515
Westlake Automobile Receivables Trust
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	10,049
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	15,223
		495,118
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.54%, (TSFR1M+1.69%), 10/25/2034	1,238	1,229
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.17%, (TSFR1M+0.31%), 02/25/2037	24,167	11,528
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.47%, (TSFR1M+0.61%), 11/25/2036	111,138	104,456
		117,213
Other Asset Backed Securities — 2.4%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	40,000	40,809
Series 2022-1A, Class A2 6.35%, 10/15/2047*	60,000	60,612
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	10,134
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,350
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,625	44,797
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,375	46,991
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	94,797	90,076
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,271	98,222
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	82,122	84,008
Pretium Mtg. Credit Partners LLC
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	47,367	47,138

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2021-RN1, Class A1 4.99%, 02/25/2061*(2)	$ 42,564	$ 42,461
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.10%, (TSFR1M+0.24%), 05/25/2037	42,933	32,575
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	40,619
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	40,000	41,269
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	24,143
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	102,180	91,785
VB-S1 Issuer LLC
Series 2024-1A, Class C2 5.59%, 05/15/2054*	30,000	30,487
VCAT LLC
Series 2021-NPL4, Class A1 4.87%, 08/25/2051*(2)	9,037	8,936
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.69%, (TSFR3M+1.39%), 04/15/2034*	100,000	99,778
Vericrest Opportunity Loan Trust
Series 2021-NP11, Class A1 4.87%, 08/25/2051*(2)	40,760	40,704
VOLT CIII LLC
Series 2021-CF1, Class A1 4.99%, 08/25/2051*(2)	43,359	43,068
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(2)	27,342	27,361
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(2)	31,011	30,885
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.71%, (TSFR3M+1.43%), 07/20/2032*	248,316	248,396
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	46,619	45,236
		1,385,840
Total Asset Backed Securities (cost $1,942,409)		1,998,171
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.1%
Commercial and Residential — 4.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	110,000	108,004
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(3)	17,858	15,434
Series 2020-R1, Class A1 0.99%, 04/25/2053*(3)	9,756	9,215
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	18,096	15,456
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-3, Class A1 1.07%, 05/25/2066*(3)	$ 33,154	$ 28,660
Series 2021-4, Class A2 1.24%, 01/20/2065*(3)	22,769	19,120
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	15,727	14,730
ARZ Trust
Series 2024-BILT, Class B 6.07%, 06/11/2029*	65,000	67,077
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	91,000	88,275
Series 2024-BNK47, Class A5 5.72%, 06/15/2057	55,000	59,479
BANK VRS
Series 2017-BNK8, Class XA 0.84%, 11/15/2050(3)(4)	805,481	14,687
Series 2020-BN26, Class XA 1.32%, 03/15/2063(3)(4)	964,121	48,070
Series 2024-BNK48, Class XA 1.42%, 09/15/2034(3)(4)	161,000	14,531
BBCMS Mtg. Trust
Series 2024-C28, Class A5 5.40%, 09/15/2057	35,000	37,014
Series 2024-C26, Class A5 5.83%, 05/15/2057	40,000	43,609
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.46%, 02/25/2036(3)	20,676	18,228
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.60%, 07/15/2051(3)(4)	276,703	3,745
Series 2018-B1, Class XA 0.66%, 01/15/2051(3)(4)	118,711	1,695
Series 2018-B8, Class XA 0.78%, 01/15/2052(3)(4)	891,831	18,585
Series 2019-B10, Class XA 1.38%, 03/15/2062(3)(4)	248,512	11,340
Series 2020-B22, Class XA 1.62%, 01/15/2054(3)(4)	148,583	10,796
Series 2020-B18, Class XA 1.91%, 07/15/2053(3)(4)	96,021	5,385
BX Trust FRS
Series 2024-PAT, Class B 8.14%, (TSFR1M+3.04%), 03/15/2041*	10,000	10,019
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.33%, (H15T1Y+2.4%), 03/25/2036	8,970	8,503
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(3)	28,977	24,819
Series 2021-3, Class A1 0.96%, 09/27/2066*(3)	66,444	55,099
Series 2021-2, Class A3 1.34%, 08/25/2066*(3)	33,935	28,672
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	90,000	89,487
Series 2014-CR21, Class A3 3.53%, 12/10/2047	8,585	8,554
Commercial Mtg. Trust VRS
Series 2024-277P, Class B 7.23%, 08/10/2044*(3)	35,000	36,943

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.08%, (SOFR30A+1.80%), 02/25/2044*	$ 10,000	$ 10,053
Series 2019-HRP1, Class M2 7.54%, (SOFR30A+2.26%), 11/25/2039*	2,975	2,995
Series 2023-R05, Class 1M2 8.36%, (SOFR30A+3.10%), 06/25/2043*	17,000	17,825
Series 2021-R01, Class 1B1 8.38%, (SOFR30A+3.10%), 10/25/2041*	51,800	53,377
Series 2022-R01, Class 1B1 8.43%, (SOFR30A+3.15%), 12/25/2041*	54,000	55,745
Series 2017-C01, Class 1M2 8.94%, (SOFR30A+3.66%), 07/25/2029	8,846	9,147
Series 2016-C07, Class 2M2 9.74%, (SOFR30A+4.46%), 05/25/2029	15,198	15,881
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	14,663	7,229
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.84%, 06/15/2057(3)(4)	710,894	1,615
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(3)	57,330	48,815
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(3)	44,086	38,230
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(3)	36,091	32,214
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(3)	72,253	65,149
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(3)	80,994	73,616
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(3)	20,148	18,298
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	115,000	110,956
Series 2016-C1, Class ASB 3.04%, 05/10/2049	19,073	18,840
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(3)(4)	97,899	4,693
DC Trust VRS
Series 2024-HLTN, Class A 5.93%, 04/13/2040*(3)	10,000	10,197
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.57%, 05/25/2035(3)	13,744	12,655
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(3)	27,345	23,707
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(3)	46,896	40,703
Series 2021-NQM4, Class A1 1.09%, 08/25/2066*(3)	59,126	49,269
Series 2021-NQM7, Class A1 1.92%, 08/25/2066*(3)	51,361	47,435
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	109,589	90,463
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,000	29,694
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.89%, 03/10/2041*(3)	$ 100,000	$ 100,174
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.45%, 07/10/2051(3)(4)	1,037,489	12,268
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.42%, 03/25/2047(3)	8,348	5,158
Series 2006-AR2, Class 3A1 5.95%, 04/25/2036(3)	2,770	1,670
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.51%, (TSFR1M+0.38%), 05/25/2035	11,061	10,313
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	80,000	76,315
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	20,000	17,600
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 5.52%, 02/25/2035(3)	9,234	8,749
Series 2005-A1, Class 2A1 6.55%, 12/25/2034(3)	3,080	3,131
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(3)	3,213	3,183
Series 2018-1, Class A1 3.25%, 05/25/2062*(3)	10,577	10,413
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.06%, 12/15/2047(3)(4)	103,482	3
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.45%, 06/15/2050(3)(4)	87,124	1,937
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	17,170	6,156
MortgageIT Trust FRS
Series 2005-4, Class A1 5.53%, (TSFR1M+0.67%), 10/25/2035	11,504	11,353
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.47%, (TSFR1M+1.61%), 06/25/2057*	15,646	15,847
New Residential Mtg. Loan Trust VRS
Series 2016-2A, Class A1 3.75%, 11/26/2035*(3)	17,873	17,174
Series 2015-1A, Class A3 3.75%, 05/28/2052*(3)	7,906	7,581
Series 2016-4A, Class A1 3.75%, 11/25/2056*(3)	17,920	17,115
Series 2017-4A, Class A1 4.00%, 05/25/2057*(3)	17,307	16,760
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(3)	60,581	52,085
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(3)	3,524	3,213

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(3)	$ 35,467	$ 31,632
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(3)	70,721	63,660
Preston Ridge Partners Mtg.
Series 2020-4, Class A1 5.61%, 10/25/2025*(2)	54,344	54,344
PRPM LLC
Series 2021-7, Class A1 4.87%, 08/25/2026*(2)	49,522	49,361
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	85,000	79,232
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	43,490	35,896
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(3)	23,820	22,232
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(3)	46,810	40,228
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(3)	86,636	78,359
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(3)	45,000	47,584
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(3)	32,877	29,681
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(3)(4)	514,761	2,713
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 7.40%, 10/25/2036(3)	5,314	4,778
		2,741,930
U.S. Government Agency — 1.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	68,000	66,748
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(3)(4)	173,793	5,526
Series K064, Class X1 0.73%, 03/25/2027(3)(4)	283,977	3,502
Series K122, Class X1 0.97%, 11/25/2030(3)(4)	98,680	4,209
Series K121, Class X1 1.12%, 10/25/2030(3)(4)	109,706	5,333
Series K114, Class X1 1.21%, 06/25/2030(3)(4)	203,325	10,693
Series K104, Class X1 1.23%, 01/25/2030(3)(4)	163,888	7,825
Series K111, Class X1 1.68%, 05/25/2030(3)(4)	98,918	7,120
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	$ 40	$ 40
Series 3964, Class MD 2.00%, 01/15/2041	129	128
Series 5170, Class DP 2.00%, 07/25/2050	41,701	36,886
Series 4961, Class JB 2.50%, 12/15/2042	20,738	19,180
Series 3883, Class PB 3.00%, 05/15/2041	6,144	5,925
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	12,032	11,138
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.18%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,686
Series 2021-HQA3, Class B1 8.63%, (SOFR30A+3.35%), 09/25/2041*	55,000	56,619
Series 2022-DNA4, Class M1B 8.63%, (SOFR30A+3.35%), 05/25/2042*	25,000	26,205
Series 2023-HQA2, Class M1B 8.63%, (SOFR30A+3.35%), 06/25/2043*	55,000	57,668
Series 2021-DNA6, Class B1 8.68%, (SOFR30A+3.40%), 10/25/2041*	55,000	56,706
Series 2023-HQA1, Class M1B 8.78%, (SOFR30A+3.50%), 05/25/2043*	50,000	52,928
Series 2022-HQA3, Class M1B 8.83%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,552
Series 2021-DNA7, Class B1 8.93%, (SOFR30A+3.65%), 11/25/2041*	20,000	20,811
Series 2022-DNA6, Class M1B 8.98%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,125
Series 2022-HQA2, Class M1B 9.28%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,271
Series 2022-DNA5, Class M1B 9.78%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,530
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	11,680	10,966
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	2,677	2,633
Series 2011-117, Class MA 2.00%, 08/25/2040	93	93
Series 2012-21, Class PQ 2.00%, 09/25/2041	3,599	3,406
Series 2012-18, Class GA 2.00%, 12/25/2041	6,583	6,163
Series 2016-11, Class GA 2.50%, 03/25/2046	9,512	8,894
Series 2019-54, Class KC 2.50%, 09/25/2049	34,857	32,648
Series 2015-48, Class QB 3.00%, 02/25/2043	6,355	6,209
Series 2016-38, Class NA 3.00%, 01/25/2046	5,577	5,229
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	26,659
Series 2017-34, Class JK 3.00%, 05/25/2047	3,443	3,360

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-45, Class PT 3.00%, 08/25/2049	$ 14,423	$ 13,251
Series 2012-52, Class PA 3.50%, 05/25/2042	5,615	5,449
Series 2017-26, Class CG 3.50%, 07/25/2044	4,400	4,368
Series 2018-23, Class LA 3.50%, 04/25/2048	13,906	13,304
Series 2019-14, Class CA 3.50%, 04/25/2049	14,768	14,311
Series 2017-35, Class AH 3.50%, 04/25/2053	5,247	5,193
Series 2017-84, Class KA 3.50%, 04/25/2053	6,534	6,440
Series 2018-70, Class HA 3.50%, 10/25/2056	10,036	9,869
Series 2019-12, Class HA 3.50%, 11/25/2057	14,824	14,360
Series 2017-49, Class JA 4.00%, 07/25/2053	5,649	5,611
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	68,741
Federal National Mtg. Assoc. REMIC VRS
Series 2019-M21, Class X3 1.25%, 06/25/2034(3)(4)	316,600	16,973
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	5,469	5,283
Series 2005-74, Class HB 7.50%, 09/16/2035	55	56
Series 2005-74, Class HC 7.50%, 09/16/2035	990	1,013
		856,836
Total Collateralized Mortgage Obligations (cost $3,959,121)		3,598,766
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 20.3%
U.S. Government — 9.2%
United States Treasury Bonds
1.25%, 05/15/2050	591,000	316,277
1.38%, 08/15/2050	190,000	104,656
2.25%, 08/15/2046 to 02/15/2052	210,000	144,901
2.50%, 02/15/2045	90,000	68,787
2.88%, 08/15/2045	370,000	300,726
3.00%, 08/15/2052	340,000	273,235
3.13%, 08/15/2044	317,000	270,342
3.38%, 05/15/2044(5)(6)	737,000	654,894
3.63%, 08/15/2043 to 05/15/2053	460,000	423,194
4.25%, 08/15/2054	370,000	377,805
United States Treasury Bonds TIPS
0.25%, 02/15/2050(7)	85,631	56,811
0.63%, 02/15/2043(7)	6,840	5,489
0.75%, 02/15/2045(7)	120,211	96,053
0.88%, 02/15/2047(7)	45,604	36,604
1.38%, 02/15/2044(7)	40,487	36,914
United States Treasury Notes
3.13%, 08/31/2027	1,311,000	1,294,766
3.75%, 06/30/2030	465,000	468,051
4.00%, 02/15/2034	120,000	122,062
4.50%, 11/15/2033	115,000	121,446
Security Description		Shares or Principal Amount	Value

U.S. Government (continued)
United States Treasury Notes TIPS
1.75%, 01/15/2034(7)		$ 296,734	$ 300,024
			5,473,037
U.S. Government Agency — 11.1%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051		319,334	264,845
2.50%, 01/01/2028 to 01/01/2052		436,501	377,168
3.00%, 08/01/2027		564	554
3.50%, 03/01/2042 to 09/01/2043		17,434	16,658
4.00%, 10/01/2043		8,615	8,485
4.50%, 01/01/2039 to 08/01/2052		168,747	166,100
5.00%, 05/01/2034 to 10/01/2052		323,443	323,928
5.50%, 07/01/2034 to 05/01/2037		2,404	2,482
6.00%, 08/01/2026		1,200	1,227
6.50%, 05/01/2029		232	241
Federal Home Loan Mtg. Corp. FRS
6.74%, (RFUCCT6M+1.49%), 02/01/2037		215	218
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051		958,803	797,649
2.50%, 02/01/2043 to 05/01/2051		212,324	186,349
2.97%, 06/01/2027		94,236	91,938
3.00%, 12/01/2027 to 06/01/2052		243,453	220,291
3.50%, 08/01/2043		48,289	45,927
4.50%, 01/01/2039 to 12/01/2052		320,171	315,381
5.00%, 05/01/2035 to 07/01/2040		11,280	11,594
5.50%, 12/01/2029 to 06/01/2038		65,684	67,821
6.00%, 12/01/2033 to 11/01/2038		4,808	5,023
7.00%, 06/01/2037		3,061	3,284
Federal National Mtg. Assoc. FRS
6.67%, (RFUCCT1Y+1.57%), 05/01/2037		368	381
7.32%, (RFUCCT1Y+1.82%), 10/01/2040		406	422
Government National Mtg. Assoc.
2.00%, 12/20/2050		46,702	39,641
2.50%, 07/20/2051		330,844	291,690
3.00%, 04/20/2051 to 05/20/2051		234,996	214,563
3.00%, October 30 TBA		275,000	250,744
3.50%, October 30 TBA		500,000	469,724
4.00%, 07/15/2041 to 10/15/2041		11,707	11,507
4.50%, 06/15/2041 to 09/20/2052		240,831	238,625
6.00%, 11/15/2028		2,938	3,006
7.00%, 07/15/2033		1,178	1,220
Uniform Mtg. Backed Securities
1.50%, October 15 TBA		175,000	156,172
2.00%, October 15 TBA		175,000	160,082
4.00%, October 30 TBA		150,000	144,042
5.00%, October 30 TBA		200,000	199,867
5.50%, October 30 TBA		755,000	763,742
6.00%, October 30 TBA		704,000	719,508
			6,572,099
Total U.S. Government & Agency Obligations (cost $12,736,286)			12,045,136
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Sovereign — 1.0%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	577,000	98,015
Government of Bulgaria
1.38%, 09/23/2050	EUR	15,000	10,102
4.88%, 05/13/2036	EUR	15,000	18,387
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	110,664

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Romania
2.63%, 12/02/2040*	EUR	65,000	$ 48,413
2.75%, 04/14/2041	EUR	60,000	45,041
5.88%, 01/30/2029*		$ 36,000	36,871
Peruvian Government International Bond
5.38%, 02/08/2035		10,000	10,240
5.88%, 08/08/2054		10,000	10,482
Republic of Hungary
1.63%, 04/28/2032	EUR	80,000	75,698
Republic of Peru
3.00%, 01/15/2034		10,000	8,567
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	81,260
United Mexican States
4.75%, 03/08/2044		66,000	55,821
6.05%, 01/11/2040		6,000	6,060
Total Foreign Government Obligations (cost $739,107)			615,621
MUNICIPAL SECURITIES — 0.7%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		15,000	14,673
6.32%, 11/01/2029		30,000	30,477
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,927
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		70,000	68,080
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		65,000	63,448
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		30,000	31,088
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		10,000	11,418
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		50,000	48,933
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		65,000	70,543
State of California General Obligation Bonds
7.30%, 10/01/2039		15,000	18,059
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		29,101	30,099
Total Municipal Securities (cost $405,952)			395,745
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)		10,000	7
Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price: CNY 7.69; Counterparty: Goldman Sachs International)	5,889,048	$ 712
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price: CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	5,933,065	2,860
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: CNY 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	2,695,226	5,035
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: CNY 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	2,985,012	8,713
Total Purchased Options (cost $71,581)		17,320
Total Long-Term Investment Securities (cost $54,896,141)		60,965,687
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(8)	$ 75,000	75,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	95,000	95,000
BNP Paribas SA Joint Repurchase Agreement(8)	80,000	80,000
Deutsche Bank AG Joint Repurchase Agreement(8)	75,000	75,000
RBS Securities, Inc. Joint Repurchase Agreement(8)	75,000	75,000
Total Repurchase Agreements (cost $400,000)		400,000
TOTAL INVESTMENTS (cost $55,296,141)(9)	103.5%	61,365,687
Other assets less liabilities	(3.5)	(2,097,731)
NET ASSETS	100.0%	$59,267,956
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Moderate Growth Portfolio has no right to demand registration of these securities. At September 30, 2024, the aggregate value of these securities was $7,287,018 representing 12.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2024.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
(9)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	65,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 704	$ 4,655	$ 5,359
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	69	7,855	7,924
Centrally Cleared	210,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	908	(11,248)	(10,340)
Centrally Cleared	45,000	USD	Fixed 3.743	12-Month SOFR	Annual	Annual	Jun 2035	—	(1,765)	(1,765)
Centrally Cleared	70,000	USD	Fixed 3.671	12-Month SOFR	Annual	Annual	Jun 2035	—	(2,330)	(2,330)
Centrally Cleared	70,000	USD	Fixed 3.657	12-Month SOFR	Annual	Annual	Jun 2035	(4)	(2,241)	(2,245)
Centrally Cleared	35,000	USD	Fixed 3.655	12-Month SOFR	Annual	Annual	Jun 2035	—	(1,115)	(1,115)
Centrally Cleared	40,000	USD	Fixed 3.647	12-Month SOFR	Annual	Annual	Jun 2035	—	(1,248)	(1,248)
								$1,677	$(7,437)	$(5,760)
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Emerging Markets Index Series 41	$175,000	USD	$175,000	1.000%	Quarterly	Jun 2029	$6,190	$(2,337)	$3,853
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	E-Mini Russell 2000 Index	December 2024	$220,652	$224,920	$ 4,268
2	Short	Euro-OAT	December 2024	282,528	282,383	145
2	Short	U.S. Treasury Long Bonds	December 2024	249,605	248,375	1,230
2	Short	U.S. Treasury Ultra Bonds	December 2024	274,081	266,188	7,893
						$13,536
						Unrealized (Depreciation)
6	Long	Australian 10 Year Bonds	December 2024	$ 486,649	$ 482,823	$ (3,826)
15	Long	U.S. Treasury 10 Year Notes	December 2024	1,725,691	1,714,218	(11,473)
16	Long	U.S. Treasury 2 Year Notes	December 2024	3,337,075	3,331,875	(5,200)
6	Long	U.S. Treasury 5 Year Notes	December 2024	661,250	659,297	(1,953)
4	Long	U.S. Treasury Ultra 10 Year Notes	December 2024	474,234	473,187	(1,047)

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
1	Short	Euro Buxl 30 Year Bonds	December 2024	$ 149,919	$ 151,700	$ (1,781)
24	Short	Euro-Schatz	December 2024	2,855,301	2,863,243	(7,942)
						$(33,222)
		Net Unrealized Appreciation (Depreciation)				$(19,686)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	EUR	5,000	USD	5,582	12/18/2024	$—	$ (1)
Deutsche Bank AG	EUR	323,000	USD	357,442	12/18/2024	—	(3,228)
Goldman Sachs International	BRL	551,000	USD	96,431	12/18/2024	—	(3,807)
Natwest Markets PLC	EUR	26,000	USD	29,029	12/18/2024	—	(4)
Unrealized Appreciation (Depreciation)						$—	$(7,040)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$2,326,071	$—	$0	$2,326,071
Other Industries	32,538,574	—	—	32,538,574
Corporate Bonds & Notes	—	7,430,276	—	7,430,276
Asset Backed Securities	—	1,998,171	—	1,998,171
Collateralized Mortgage Obligations	—	3,598,766	—	3,598,766
U.S. Government & Agency Obligations	—	12,045,136	—	12,045,136
Foreign Government Obligations	—	615,621	—	615,621
Municipal Securities	—	395,745	—	395,745
Escrows and Litigation Trusts	—	7	—	7
Purchased Options	—	17,320	—	17,320
Repurchase Agreements	—	400,000	—	400,000
Total Investments at Value	$34,864,645	$26,501,042	$0	$61,365,687
Other Financial Instruments:†
Swaps	$—	$12,510	$—	$12,510
Futures Contracts	13,536	—	—	13,536
Total Other Financial Instruments	$13,536	$12,510	$—	$26,046
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$22,284	$—	$22,284
Futures Contracts	33,222	—	—	33,222
Forward Foreign Currency Contracts	—	7,040	—	7,040
Total Other Financial Instruments	$33,222	$29,324	$—	$62,546
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Advertising — 0.3%
Stagwell, Inc.†	72,289	$ 507,469
Aerospace/Defense — 1.1%
AAR Corp.†	1,384	90,458
AeroVironment, Inc.†	1,101	220,751
Barnes Group, Inc.	1,795	72,536
Hexcel Corp.	14,841	917,619
Mercury Systems, Inc.†	1,984	73,408
Moog, Inc., Class A	1,711	345,656
National Presto Industries, Inc.	201	15,103
Triumph Group, Inc.†	3,039	39,173
		1,774,704
Agriculture — 0.7%
Andersons, Inc.	2,943	147,562
Darling Ingredients, Inc.†	12,192	453,055
Dole PLC	11,958	194,796
Fresh Del Monte Produce, Inc.	3,047	90,008
Universal Corp.	970	51,517
Vector Group, Ltd.	5,318	79,344
Vital Farms, Inc.†	4,494	157,605
		1,173,887
Airlines — 0.4%
Alaska Air Group, Inc.†	4,957	224,106
Allegiant Travel Co.†	570	31,384
JetBlue Airways Corp.†	11,721	76,890
SkyWest, Inc.†	4,263	362,440
Sun Country Airlines Holdings, Inc.†	1,536	17,219
		712,039
Apparel — 1.2%
Crocs, Inc.†	1,173	169,862
Hanesbrands, Inc.†	13,819	101,570
Kontoor Brands, Inc.	1,969	161,025
Oxford Industries, Inc.	6,001	520,647
Steven Madden, Ltd.	14,498	710,257
VF Corp.	12,999	259,330
Wolverine World Wide, Inc.	3,144	54,768
		1,977,459
Auto Manufacturers — 0.1%
Blue Bird Corp.†	1,952	93,618
Wabash National Corp.	1,729	33,179
		126,797
Auto Parts & Equipment — 1.1%
Adient PLC†	3,426	77,325
American Axle & Manufacturing Holdings, Inc.†	4,620	28,552
Aurora Innovation, Inc.†	3,653	21,626
Dana, Inc.	8,367	88,355
Dorman Products, Inc.†	1,771	200,335
Fox Factory Holding Corp.†	13,992	580,668
Gentherm, Inc.†	8,144	379,103
Phinia, Inc.	5,953	274,017
Standard Motor Products, Inc.	811	26,925
Titan International, Inc.†	9,153	74,414
XPEL, Inc.†	891	38,643
		1,789,963
Banks — 8.2%
Amalgamated Financial Corp.	3,808	119,457
Ameris Bancorp	6,406	399,670
Associated Banc-Corp	1,517	32,676
Security Description	Shares or Principal Amount	Value

Banks (continued)
Atlantic Union Bankshares Corp.	3,528	$ 132,900
BancFirst Corp.	779	81,990
Bancorp, Inc.†	4,493	240,375
Bank of Hawaii Corp.	1,561	97,984
Bank of N.T. Butterfield & Son, Ltd.	9,027	332,916
BankUnited, Inc.	4,270	155,599
Banner Corp.	3,132	186,542
Business First Bancshares, Inc.	2,890	74,186
Byline Bancorp, Inc.	2,711	72,573
Capital City Bank Group, Inc.	351	12,387
Cathay General Bancorp	2,836	121,806
Central Pacific Financial Corp.	1,990	58,725
City Holding Co.	578	67,851
CNB Financial Corp.	1,140	27,428
Coastal Financial Corp.†	1,587	85,682
Comerica, Inc.	5,213	312,311
Community Bank System, Inc.	2,065	119,915
ConnectOne Bancorp, Inc.	6,187	154,984
Customers Bancorp, Inc.†	3,357	155,933
CVB Financial Corp.	5,159	91,933
Dime Community Bancshares, Inc.	1,385	39,888
Eagle Bancorp, Inc.	1,186	26,780
Eastern Bankshares, Inc.	10,711	175,553
Enterprise Financial Services Corp.	3,634	186,279
Equity Bancshares, Inc., Class A	2,374	97,049
FB Financial Corp.	1,375	64,529
First Bancorp	1,622	67,459
First BanCorp/Puerto Rico	53,354	1,129,504
First Bancshares, Inc.	2,586	83,088
First Commonwealth Financial Corp.	4,010	68,771
First Financial Bancorp	3,752	94,663
First Financial Corp.	1,142	50,077
First Hawaiian, Inc.	5,025	116,329
First Interstate BancSystem, Inc., Class A	570	17,488
First Merchants Corp.	17,442	648,842
First Mid Bancshares, Inc.	1,046	40,700
Fulton Financial Corp.	7,148	129,593
Glacier Bancorp, Inc.	541	24,724
Hancock Whitney Corp.	589	30,139
Hanmi Financial Corp.	5,710	106,206
Heartland Financial USA, Inc.	735	41,675
Heritage Commerce Corp.	10,511	103,849
Heritage Financial Corp.	1,356	29,520
Hilltop Holdings, Inc.	4,430	142,469
Home BancShares, Inc.	853	23,108
Hope Bancorp, Inc.	8,668	108,870
Independent Bank Corp.	2,083	123,168
Independent Bank Group, Inc.	1,417	81,704
Lakeland Financial Corp.	1,002	65,250
Mercantile Bank Corp.	229	10,012
Merchants Bancorp	1,449	65,147
Metropolitan Bank Holding Corp.†	21	1,104
Mid Penn Bancorp, Inc.	232	6,921
MidWestOne Financial Group, Inc.	366	10,442
MVB Financial Corp.	105	2,033
National Bank Holdings Corp., Class A	1,490	62,729
NBT Bancorp, Inc.	1,854	82,002
OFG Bancorp	5,663	254,382
Old National Bancorp	10,209	190,500
Old Second Bancorp, Inc.	6,965	108,584
Park National Corp.	571	95,917
Pathward Financial, Inc.	2,878	189,977
Peapack-Gladstone Financial Corp.	431	11,814

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pinnacle Financial Partners, Inc.	801	$ 78,474
Popular, Inc.	2,697	270,428
Preferred Bank	1,058	84,904
Premier Financial Corp.	775	18,197
QCR Holdings, Inc.	6,324	468,166
Renasant Corp.	2,497	81,152
S&T Bancorp, Inc.	1,503	63,081
Seacoast Banking Corp. of Florida	27,175	724,214
ServisFirst Bancshares, Inc.	1,971	158,567
Simmons First National Corp., Class A	4,933	106,257
South Plains Financial, Inc.	1,298	44,028
Southside Bancshares, Inc.	2,427	81,135
SouthState Corp.	7,567	735,361
Stellar Bancorp, Inc.	1,874	48,518
Texas Capital Bancshares, Inc.†	475	33,944
Tompkins Financial Corp.	492	28,433
Towne Bank	1,239	40,961
TriCo Bancshares	15,729	670,842
Triumph Financial, Inc.†	861	68,484
TrustCo Bank Corp.	747	24,703
Trustmark Corp.	2,405	76,527
UMB Financial Corp.	524	55,078
United Bankshares, Inc.	1,022	37,916
United Community Banks, Inc.	21,427	623,097
Unity Bancorp, Inc.	497	16,928
Veritex Holdings, Inc.	5,229	137,627
Walker & Dunlop, Inc.	1,260	143,123
WesBanco, Inc.	1,014	30,197
Westamerica BanCorp	1,049	51,842
Wintrust Financial Corp.	940	102,018
		13,248,863
Beverages — 0.4%
MGP Ingredients, Inc.	1,126	93,740
National Beverage Corp.	919	43,138
Primo Water Corp.	16,369	413,317
Vita Coco Co., Inc.†	6,017	170,341
		720,536
Biotechnology — 4.5%
ACADIA Pharmaceuticals, Inc.†	5,371	82,606
ADMA Biologics, Inc.†	9,159	183,088
Akero Therapeutics, Inc.†	5,201	149,217
Allogene Therapeutics, Inc.†	9,069	25,393
Amicus Therapeutics, Inc.†	16,461	175,803
ANI Pharmaceuticals, Inc.†	1,236	73,740
Annexon, Inc.†	34,341	203,299
Arcus Biosciences, Inc.†	2,120	32,415
Arcutis Biotherapeutics, Inc.†	25,525	237,382
Arrowhead Pharmaceuticals, Inc.†	1,731	33,529
Axsome Therapeutics, Inc.†	2,960	266,015
Biohaven, Ltd.†	246	12,293
Blueprint Medicines Corp.†	921	85,193
Bridgebio Pharma, Inc.†	967	24,620
Cartesian Therapeutics, Inc.†	6,312	101,749
Certara, Inc.†	4,299	50,341
Crinetics Pharmaceuticals, Inc.†	4,480	228,928
Cytek Biosciences, Inc.†	4,186	23,190
Dynavax Technologies Corp.†	4,789	53,349
Esperion Therapeutics, Inc.†	30,639	50,554
Evolus, Inc.†	41,532	672,818
Fate Therapeutics, Inc.†	28,703	100,460
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Immunovant, Inc.†	3,150	$ 89,807
Innoviva, Inc.†	2,163	41,768
Insmed, Inc.†	2,994	218,562
Intellia Therapeutics, Inc.†	1,754	36,045
Intra-Cellular Therapies, Inc.†	7,472	546,726
iTeos Therapeutics, Inc.†	9,289	94,841
Krystal Biotech, Inc.†	993	180,756
Kyverna Therapeutics, Inc.†	11,090	54,230
Ligand Pharmaceuticals, Inc.†	718	71,865
MeiraGTx Holdings PLC†	6,534	27,247
Mersana Therapeutics, Inc.†	24,154	45,651
Myriad Genetics, Inc.†	3,569	97,755
NeoGenomics, Inc.†	51,908	765,643
Nkarta, Inc.†	15,905	71,891
Olema Pharmaceuticals, Inc.†	3,237	38,650
OmniAb, Inc. (Earnout Shares 12.50)†(1)	927	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	927	0
Ovid therapeutics, Inc.†	29,113	34,353
PTC Therapeutics, Inc.†	1,685	62,514
Recursion Pharmaceuticals, Inc., Class A†	16,150	106,428
REGENXBIO, Inc.†	1,787	18,746
Relay Therapeutics, Inc.†	14,787	104,692
Replimune Group, Inc.†	4,425	48,498
REVOLUTION Medicines, Inc.†	6,030	273,460
Sage Therapeutics, Inc.†	2,136	15,422
Sana Biotechnology, Inc.†	48	200
SpringWorks Therapeutics, Inc.†	4,023	128,897
Sutro Biopharma, Inc.†	479	1,657
Syndax Pharmaceuticals, Inc.†	5,187	99,850
Taysha Gene Therapies, Inc.†	59,996	120,592
TG Therapeutics, Inc.†	5,242	122,610
Travere Therapeutics, Inc.†	6,264	87,633
Tyra Biosciences, Inc.†	7,400	173,974
Ventyx Biosciences, Inc.†	17,233	37,568
Vericel Corp.†	1,927	81,416
Viking Therapeutics, Inc.†	5,714	361,753
Vir Biotechnology, Inc.†	3,597	26,942
Xencor, Inc.†	3,850	77,424
		7,232,048
Building Materials — 2.7%
American Woodmark Corp.†	612	57,192
Apogee Enterprises, Inc.	1,681	117,695
Armstrong World Industries, Inc.	1,717	225,665
Boise Cascade Co.	2,480	349,631
Gibraltar Industries, Inc.†	1,886	131,888
Griffon Corp.	6,789	475,230
Hayward Holdings, Inc.†	54,883	841,905
Knife River Corp.†	1,059	94,664
Masterbrand, Inc.†	4,993	92,570
Modine Manufacturing Co.†	3,276	435,020
Simpson Manufacturing Co., Inc.	4,289	820,357
SPX Technologies, Inc.†	1,817	289,739
Summit Materials, Inc., Class A†	2,796	109,128
UFP Industries, Inc.	2,681	351,774
		4,392,458
Chemicals — 3.2%
AdvanSix, Inc.	1,050	31,899
Arcadium Lithium PLC†	3,023	8,616
Ashland, Inc.	4,908	426,849
Avient Corp.	2,641	132,895
Balchem Corp.	6,274	1,104,224

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Cabot Corp.	1,895	$ 211,804
Ecovyst, Inc.†	1,144	7,836
Element Solutions, Inc.	31,656	859,777
H.B. Fuller Co.	3,457	274,417
Hawkins, Inc.	1,020	130,019
Ingevity Corp.†	2,110	82,290
Innospec, Inc.	1,895	214,306
Koppers Holdings, Inc.	806	29,443
Mativ Holdings, Inc.	2,135	36,274
Minerals Technologies, Inc.	1,264	97,619
Orion SA	36,108	643,083
Quaker Chemical Corp.	542	91,322
Rogers Corp.†	5,325	601,778
Sensient Technologies Corp.	1,665	133,566
Stepan Co.	831	64,195
Tronox Holdings PLC	4,113	60,173
		5,242,385
Coal — 0.6%
Alpha Metallurgical Resources, Inc.†	647	152,809
Arch Resources, Inc.	1,308	180,713
CONSOL Energy, Inc.	1,291	135,103
Peabody Energy Corp.	5,635	149,553
SunCoke Energy, Inc.	4,890	42,445
Warrior Met Coal, Inc.	3,779	241,478
		902,101
Commercial Services — 4.8%
ABM Industries, Inc.	9,746	514,199
Adtalem Global Education, Inc.†	3,944	297,693
Alarm.com Holdings, Inc.†	1,935	105,786
AMN Healthcare Services, Inc.†	1,493	63,288
API Group Corp.†	8,339	275,354
Arlo Technologies, Inc.†	3,927	47,556
Barrett Business Services, Inc.	3,354	125,809
Brink's Co.	1,315	152,067
CBIZ, Inc.†	2,960	199,178
CoreCivic, Inc.†	4,333	54,812
Cross Country Healthcare, Inc.†	1,249	16,787
Deluxe Corp.	1,737	33,854
Ennis, Inc.	1,712	41,636
EVERTEC, Inc.	6,086	206,255
Flywire Corp.†	2,385	39,090
GEO Group, Inc.†	5,345	68,683
Green Dot Corp., Class A†	2,111	24,720
Healthcare Services Group, Inc.†	2,884	32,214
Heidrick & Struggles International, Inc.	798	31,010
Herc Holdings, Inc.	853	135,994
Hertz Global Holdings, Inc.†	4,817	15,896
Huron Consulting Group, Inc.†	819	89,025
Information Services Group, Inc.	1,770	5,841
John Wiley & Sons, Inc., Class A	4,509	217,559
Kelly Services, Inc., Class A	1,268	27,148
Korn Ferry	3,735	281,021
Laureate Education, Inc.	5,215	86,621
LiveRamp Holdings, Inc.†	44,316	1,098,151
Matthews International Corp., Class A	1,202	27,886
Mister Car Wash, Inc.†	3,667	23,872
Monro, Inc.	1,176	33,939
Payoneer Global, Inc.†	9,945	74,886
Perdoceo Education Corp.	6,066	134,908
PROG Holdings, Inc.	1,663	80,639
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Progyny, Inc.†	3,086	$ 51,721
Remitly Global, Inc.†	3,285	43,986
Repay Holdings Corp.†	1,751	14,288
Robert Half, Inc.	4,020	270,988
Strategic Education, Inc.	958	88,663
Stride, Inc.†	3,362	286,812
TriNet Group, Inc.	2,449	237,480
UL Solutions, Inc.	9,583	472,442
Upbound Group, Inc.	1,912	61,165
Valvoline, Inc.†	18,974	794,062
Verra Mobility Corp.†	24,387	678,203
Vestis Corp.	4,495	66,976
Viad Corp.†	1,502	53,817
		7,783,980
Computers — 3.8%
ASGN, Inc.†	10,423	971,736
CACI International, Inc., Class A†	544	274,481
Corsair Gaming, Inc.†	1,760	12,250
DXC Technology Co.†	7,105	147,429
Insight Enterprises, Inc.†	2,519	542,567
Integral Ad Science Holding Corp.†	1,229	13,286
KBR, Inc.	2,242	146,021
Lumentum Holdings, Inc.†	17,035	1,079,678
NCR Atleos Corp.†	2,842	81,082
NCR Voyix Corp.†	5,712	77,512
NetScout Systems, Inc.†	2,802	60,944
OneSpan, Inc.†	6,668	111,156
Qualys, Inc.†	1,142	146,701
Rapid7, Inc.†	2,899	115,641
Science Applications International Corp.	5,323	741,334
Unisys Corp.†	22,621	128,487
V2X, Inc.†	14,528	811,534
WNS Holdings, Ltd.†	11,990	631,993
		6,093,832
Cosmetics/Personal Care — 0.3%
e.l.f. Beauty, Inc.†	986	107,504
Edgewell Personal Care Co.	3,454	125,518
Honest Co., Inc.†	5,471	19,532
Inter Parfums, Inc.	705	91,283
Prestige Consumer Healthcare, Inc.†	1,947	140,379
		484,216
Distribution/Wholesale — 0.6%
G-III Apparel Group, Ltd.†	1,556	47,489
Hudson Technologies, Inc.†	635	5,296
OPENLANE, Inc.†	4,268	72,044
Resideo Technologies, Inc.†	8,844	178,118
Rush Enterprises, Inc., Class A	6,976	368,542
ScanSource, Inc.†	2,235	107,347
WESCO International, Inc.	800	134,384
		913,220
Diversified Financial Services — 3.9%
Air Lease Corp.	4,070	184,330
Artisan Partners Asset Management, Inc., Class A	2,747	119,000
BGC Group, Inc., Class A	14,870	136,507
Bread Financial Holdings, Inc.	1,952	92,876
BrightSphere Investment Group, Inc.	2,895	73,533
Cohen & Steers, Inc.	1,053	101,035
Enact Holdings, Inc.	6,323	229,715
Encore Capital Group, Inc.†	9,372	443,014
Enova International, Inc.†	4,442	372,195

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
EZCORP, Inc., Class A†	2,034	$ 22,801
Federal Agricultural Mtg. Corp., Class C	167	31,298
FTAI Aviation, Ltd.	424	56,350
Houlihan Lokey, Inc.	4,383	692,602
International Money Express, Inc.†	2,940	54,361
LendingClub Corp.†	5,101	58,304
Moelis & Co., Class A	2,765	189,430
Mr. Cooper Group, Inc.†	5,525	509,295
Navient Corp.	3,095	48,251
PennyMac Financial Services, Inc.	1,732	197,396
Perella Weinberg Partners	48,153	929,834
Piper Sandler Cos.	1,200	340,572
PJT Partners, Inc., Class A	935	124,673
PRA Group, Inc.†	1,549	34,636
Radian Group, Inc.	11,101	385,094
StepStone Group, Inc., Class A	2,463	139,972
StoneX Group, Inc.†	1,916	156,882
Victory Capital Holdings, Inc., Class A	4,228	234,231
Virtu Financial, Inc., Class A	3,221	98,112
Virtus Investment Partners, Inc.	1,193	249,874
WisdomTree, Inc.	4,677	46,723
World Acceptance Corp.†	129	15,219
		6,368,115
Electric — 0.9%
Avista Corp.	3,591	139,151
Black Hills Corp.	669	40,889
Clearway Energy, Inc., Class A	2,412	68,670
Clearway Energy, Inc., Class C	6,517	199,941
IDACORP, Inc.	1,520	156,697
MGE Energy, Inc.	1,422	130,042
Northwestern Energy Group, Inc.	939	53,729
Otter Tail Corp.	1,644	128,495
Portland General Electric Co.	5,083	243,476
Unitil Corp.	4,353	263,705
		1,424,795
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.	2,567	81,528
Insteel Industries, Inc.	764	23,753
Powell Industries, Inc.	367	81,470
		186,751
Electronics — 2.3%
Advanced Energy Industries, Inc.	1,480	155,755
Atkore, Inc.	2,199	186,343
Badger Meter, Inc.	1,156	252,482
Bel Fuse, Inc.	690	68,607
Benchmark Electronics, Inc.	5,971	264,635
Brady Corp., Class A	1,727	132,340
CTS Corp.	1,193	57,717
ESCO Technologies, Inc.	8,958	1,155,403
Itron, Inc.†	1,767	188,733
Knowles Corp.†	10,891	196,365
Mesa Laboratories, Inc.	213	27,660
NVE Corp.	1,364	108,943
OSI Systems, Inc.†	623	94,590
Plexus Corp.†	1,070	146,280
Sanmina Corp.†	6,431	440,202
TTM Technologies, Inc.†	4,006	73,109
Turtle Beach Corp.†	605	9,281
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Vicor Corp.†	904	$ 38,058
Vishay Intertechnology, Inc.	9,423	178,189
		3,774,692
Energy-Alternate Sources — 0.3%
Fluence Energy, Inc.†	1,128	25,617
Green Plains, Inc.†	3,630	49,150
REX American Resources Corp.†	941	43,559
SolarEdge Technologies, Inc.†	2,252	51,593
Sunnova Energy International, Inc.†	1,902	18,526
Sunrun, Inc.†	13,537	244,478
		432,923
Engineering & Construction — 2.1%
Arcosa, Inc.	4,438	420,545
Comfort Systems USA, Inc.	203	79,241
Construction Partners, Inc., Class A†	1,645	114,821
Dycom Industries, Inc.†	2,055	405,040
Fluor Corp.†	5,213	248,712
Frontdoor, Inc.†	3,007	144,306
Granite Construction, Inc.	2,588	205,177
IES Holdings, Inc.†	695	138,736
MYR Group, Inc.†	2,856	291,969
NV5 Global, Inc.†	512	47,862
Primoris Services Corp.	19,117	1,110,315
Sterling Infrastructure, Inc.†	1,536	222,751
		3,429,475
Entertainment — 0.5%
Accel Entertainment, Inc.†	5,386	62,585
Cinemark Holdings, Inc.†	5,774	160,748
Golden Entertainment, Inc.	834	26,513
IMAX Corp.†	1,050	21,535
Lions Gate Entertainment Corp., Class A†	5,648	44,224
Madison Square Garden Sports Corp.†	656	136,619
Monarch Casino & Resort, Inc.	500	39,635
Penn Entertainment, Inc.†	5,878	110,859
Six Flags Entertainment Corp.	4,183	168,617
United Parks & Resorts, Inc.†	890	45,034
		816,369
Environmental Control — 0.2%
Enviri Corp.†	3,148	32,550
Tetra Tech, Inc.	6,574	310,030
		342,580
Food — 1.3%
B&G Foods, Inc.	3,111	27,626
Cal-Maine Foods, Inc.	2,742	205,211
Chefs' Warehouse, Inc.†	19,752	829,782
Grocery Outlet Holding Corp.†	3,850	67,567
Hain Celestial Group, Inc.†	3,530	30,464
J&J Snack Foods Corp.	611	105,165
John B. Sanfilippo & Son, Inc.	990	93,367
Simply Good Foods Co.†	5,049	175,554
SpartanNash Co.	1,326	29,716
Sprouts Farmers Market, Inc.†	2,730	301,419
SunOpta, Inc.†	8,101	51,684
Tootsie Roll Industries, Inc.	648	20,069
TreeHouse Foods, Inc.†	1,835	77,033
United Natural Foods, Inc.†	2,337	39,308

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Utz Brands, Inc.	3,255	$ 57,614
WK Kellogg Co.	2,599	44,469
		2,156,048
Forest Products & Paper — 0.1%
Sylvamo Corp.	1,353	116,155
Gas — 1.1%
Chesapeake Utilities Corp.	6,864	852,303
New Jersey Resources Corp.	1,663	78,494
Northwest Natural Holding Co.	2,788	113,806
ONE Gas, Inc.	10,532	783,791
		1,828,394
Hand/Machine Tools — 0.2%
Enerpac Tool Group Corp.	2,134	89,393
Franklin Electric Co., Inc.	1,543	161,737
Kennametal, Inc.	3,061	79,372
		330,502
Healthcare-Products — 4.7%
Adaptive Biotechnologies Corp.†	666	3,410
Alphatec Holdings, Inc.†	4,505	25,048
AngioDynamics, Inc.†	6,736	52,406
Artivion, Inc.†	1,482	39,451
AtriCure, Inc.†	4,414	123,768
Avanos Medical, Inc.†	1,806	43,398
Axogen, Inc.†	11,117	155,860
BioLife Solutions, Inc.†	1,414	35,407
CONMED Corp.	1,210	87,023
Embecta Corp.	2,266	31,951
Glaukos Corp.†	2,159	281,274
Haemonetics Corp.†	9,912	796,726
ICU Medical, Inc.†	9,439	1,719,975
Inari Medical, Inc.†	1,969	81,201
Inmode, Ltd.†	2,333	39,544
Inogen, Inc.†	16,886	163,794
Inspire Medical Systems, Inc.†	1,172	247,351
Integer Holdings Corp.†	1,318	171,340
Integra LifeSciences Holdings Corp.†	2,622	47,642
iRhythm Technologies, Inc.†	3,845	285,453
Lantheus Holdings, Inc.†	1,489	163,418
LeMaitre Vascular, Inc.	803	74,591
Merit Medical Systems, Inc.†	2,287	226,024
Natera, Inc.†	4,505	571,910
OmniAb, Inc.†	3,620	15,313
Omnicell, Inc.†	2,866	124,958
Paragon 28, Inc.†	15,477	103,386
Patterson Cos., Inc.	3,083	67,333
PROCEPT BioRobotics Corp.†	3,507	280,981
Pulmonx Corp.†	18,782	155,703
Quanterix Corp.†	1,251	16,213
QuidelOrtho Corp.†	2,272	103,603
RxSight, Inc.†	3,296	162,921
Sera Prognostics, Inc., Class A†	17,770	138,606
SI-BONE, Inc.†	2,857	39,941
STAAR Surgical Co.†	5,572	207,000
Tandem Diabetes Care, Inc.†	2,572	109,078
TransMedics Group, Inc.†	2,852	447,764
Treace Medical Concepts, Inc.†	23,047	133,673
Twist Bioscience Corp.†	478	21,596
UFP Technologies, Inc.†	286	90,576
		7,686,610
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.6%
Addus HomeCare Corp.†	1,017	$ 135,292
agilon health, Inc.†	23,956	94,147
Astrana Health, Inc.†	1,632	94,558
Blade Air Mobility, Inc.†	5,865	17,243
CorVel Corp.†	619	202,345
Fortrea Holdings, Inc.†	3,521	70,420
Fulgent Genetics, Inc.†	2,211	48,045
Medpace Holdings, Inc.†	882	294,412
National HealthCare Corp.	988	124,261
OPKO Health, Inc.†	21,700	32,333
Oscar Health, Inc., Class A†	7,478	158,608
Pediatrix Medical Group, Inc. †	3,321	38,490
RadNet, Inc.†	2,557	177,430
Select Medical Holdings Corp.	4,138	144,292
Surgery Partners, Inc.†	1,073	34,594
Tenet Healthcare Corp.†	976	162,211
U.S. Physical Therapy, Inc.	9,518	805,508
		2,634,189
Home Builders — 2.4%
Cavco Industries, Inc.†	2,900	1,241,896
Century Communities, Inc.	1,918	197,516
Champion Homes, Inc.†	395	37,466
Green Brick Partners, Inc.†	2,857	238,617
Hovnanian Enterprises, Inc., Class A†	129	26,364
Installed Building Products, Inc.	1,244	306,360
KB Home	1,970	168,809
Landsea Homes Corp.†	2,268	28,010
LCI Industries	1,001	120,661
LGI Homes, Inc.†	813	96,357
M/I Homes, Inc.†	1,704	291,997
Meritage Homes Corp.	2,361	484,170
Taylor Morrison Home Corp.†	2,779	195,252
Tri Pointe Homes, Inc.†	6,704	303,758
Winnebago Industries, Inc.	1,138	66,129
		3,803,362
Home Furnishings — 0.6%
Ethan Allen Interiors, Inc.	889	28,350
Leggett & Platt, Inc.	5,272	71,805
MillerKnoll, Inc.	7,742	191,692
Sonos, Inc.†	50,490	620,522
Xperi, Inc.†	6,962	64,329
		976,698
Household Products/Wares — 0.2%
Central Garden & Pet Co.†	374	13,640
Central Garden & Pet Co., Class A†	2,044	64,181
Helen of Troy, Ltd.†	896	55,418
Quanex Building Products Corp.	3,883	107,753
WD-40 Co.	532	137,192
		378,184
Housewares — 0.1%
Newell Brands, Inc.	16,347	125,545
Insurance — 3.4%
Ambac Financial Group, Inc.†	1,864	20,895
AMERISAFE, Inc.	749	36,199
Assured Guaranty, Ltd.	1,943	154,507
Axis Capital Holdings, Ltd.	8,244	656,305
Bowhead Specialty Holdings, Inc.†	13,812	386,874
CNO Financial Group, Inc.	2,304	80,870
Employers Holdings, Inc.	976	46,819

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Essent Group, Ltd.	3,079	$ 197,949
Genworth Financial, Inc.,†	21,874	149,837
Goosehead Insurance, Inc., Class A†	951	84,924
Hamilton Insurance Group, Ltd., Class B†	1,567	30,306
HCI Group, Inc.	332	35,544
Horace Mann Educators Corp.	1,602	55,990
Jackson Financial, Inc., Class A	5,205	474,852
Kemper Corp.	19,576	1,199,030
Lincoln National Corp.	6,688	210,739
Mercury General Corp.	1,044	65,751
NMI Holdings, Inc., Class A†	7,757	319,511
Palomar Holdings, Inc.†	1,782	168,702
ProAssurance Corp.†	2,010	30,230
Reinsurance Group of America, Inc.	2,908	633,566
RLI Corp.	667	103,372
Safety Insurance Group, Inc.	583	47,678
Selective Insurance Group, Inc.	576	53,741
SiriusPoint, Ltd.†	3,828	54,894
Skyward Specialty Insurance Group, Inc.†	465	18,939
Stewart Information Services Corp.	1,088	81,317
Trupanion, Inc.†	1,309	54,952
United Fire Group, Inc.	836	17,498
		5,471,791
Internet — 1.7%
Beyond, Inc.†	2,136	21,531
Cargurus, Inc.†	8,403	252,342
Cars.com, Inc.†	2,387	40,006
Cogent Communications Holdings, Inc.	1,657	125,799
ePlus, Inc.†	1,045	102,765
Etsy, Inc.†	4,509	250,385
HealthStream, Inc.	944	27,225
Hims & Hers Health, Inc.†	7,803	143,731
IAC, Inc.†	11,657	627,380
Lands' End, Inc.†	827	14,282
Liquidity Services, Inc.†	876	19,973
Magnite, Inc.†	12,403	171,782
Open Lending Corp.†	10,635	65,086
Opendoor Technologies, Inc.†	13,956	27,912
Perficient, Inc.†	1,381	104,238
Q2 Holdings, Inc.†	1,386	110,561
QuinStreet, Inc.†	6,086	116,425
Shutterstock, Inc.	2,294	81,139
Solo Brands, Inc., Class A†	15,227	21,470
Sprinklr, Inc.†	4,731	36,571
TechTarget, Inc.†	1,010	24,694
TripAdvisor, Inc.†	4,302	62,336
Upwork, Inc.†	2,428	25,373
Vivid Seats, Inc., Class A†	5,301	19,614
Yelp, Inc.†	6,486	227,529
Ziff Davis, Inc.†	1,758	85,544
		2,805,693
Investment Companies — 0.7%
Cannae Holdings, Inc.	2,468	47,040
Compass Diversified Holdings	27,797	615,148
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,576	157,735
Hut 8 Corp.†	1,598	19,591
MARA Holdings, Inc.†	17,054	276,616
Riot Platforms, Inc.†	5,284	39,207
		1,155,337
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.7%
ATI, Inc.†	5,519	$ 369,276
Carpenter Technology Corp.	2,179	347,725
Commercial Metals Co.	5,481	301,236
Haynes International, Inc.	499	29,710
Worthington Steel, Inc.	1,366	46,458
		1,094,405
Leisure Time — 0.3%
Life Time Group Holdings, Inc.†	1,928	47,082
Lindblad Expeditions Holdings, Inc.†	1,028	9,509
OneSpaWorld Holdings, Ltd.	6,216	102,626
Peloton Interactive, Inc., Class A†	15,585	72,938
Sabre Corp.†	15,156	55,622
Topgolf Callaway Brands Corp.†	6,615	72,633
Vista Outdoor, Inc.†	2,295	89,918
		450,328
Lodging — 0.2%
Boyd Gaming Corp.	1,097	70,921
Hilton Grand Vacations, Inc.†	5,133	186,431
		257,352
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	896	28,619
Bloom Energy Corp., Class A†	1,829	19,314
Terex Corp.	3,554	188,042
		235,975
Machinery-Diversified — 2.3%
Alamo Group, Inc.	408	73,493
Albany International Corp., Class A	8,839	785,345
Applied Industrial Technologies, Inc.	1,291	288,061
Cactus, Inc., Class A	10,380	619,375
CSW Industrials, Inc.	654	239,619
DXP Enterprises, Inc.†	503	26,840
Gates Industrial Corp. PLC†	8,886	155,949
Ichor Holdings, Ltd.†	1,324	42,116
Kadant, Inc.	482	162,916
Kornit Digital, Ltd.†	18,785	485,311
Lindsay Corp.	428	53,346
Mueller Water Products, Inc., Class A	8,524	184,971
Tennant Co.	743	71,358
Thermon Group Holdings, Inc.†	3,021	90,147
Watts Water Technologies, Inc., Class A	1,434	297,110
Zurn Elkay Water Solutions Corp.	5,642	202,773
		3,778,730
Media — 0.3%
Cable One, Inc.	181	63,312
Gray Television, Inc.	3,801	20,373
Liberty Latin America, Ltd., Class C†	18,373	174,360
Scholastic Corp.	981	31,402
TEGNA, Inc.	6,501	102,586
Thryv Holdings, Inc.†	5,377	92,645
		484,678
Metal Fabricate/Hardware — 1.3%
AZZ, Inc.	1,172	96,819
Helios Technologies, Inc.	8,490	404,973
Janus International Group, Inc.†	51,037	515,984
Metallus, Inc.†	1,503	22,290
Mueller Industries, Inc.	10,543	781,236
Northwest Pipe Co.†	586	26,446
Olympic Steel, Inc.	560	21,840

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Proto Labs, Inc.†	988	$ 29,018
Standex International Corp.	466	85,175
Worthington Enterprises, Inc.	1,221	50,610
		2,034,391
Mining — 0.3%
Century Aluminum Co.†	2,042	33,142
Coeur Mining, Inc.†	4,032	27,740
Constellium SE†	4,443	72,243
Hecla Mining Co.	14,127	94,227
Kaiser Aluminum Corp.	626	45,397
MP Materials Corp.†	4,809	84,879
Uranium Energy Corp.†	13,490	83,773
		441,401
Miscellaneous Manufacturing — 1.6%
Enpro, Inc.	5,321	862,960
Fabrinet†	1,390	328,652
Federal Signal Corp.	2,403	224,584
Hillenbrand, Inc.	2,760	76,728
John Bean Technologies Corp.	1,251	123,236
Materion Corp.	6,885	770,156
Myers Industries, Inc.	1,463	20,219
Sight Sciences, Inc.†	1,111	6,999
Sturm Ruger & Co., Inc.	662	27,592
Trinity Industries, Inc.	3,240	112,882
		2,554,008
Office Furnishings — 0.2%
HNI Corp.	1,852	99,711
Interface, Inc.	10,842	205,673
		305,384
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	6,137	43,757
Xerox Holdings Corp.	4,543	47,156
		90,913
Oil & Gas — 2.2%
California Resources Corp.	2,734	143,453
Chord Energy Corp.	299	38,939
Civitas Resources, Inc.	725	36,736
CNX Resources Corp.†	1,864	60,710
Comstock Resources, Inc.†	3,560	39,623
CVR Energy, Inc.	2,896	66,695
Delek US Holdings, Inc.	2,139	40,106
Gulfport Energy Corp.†	376	56,908
Helmerich & Payne, Inc.	4,334	131,840
Magnolia Oil & Gas Corp., Class A	9,069	221,465
Matador Resources Co.	10,364	512,189
Murphy Oil Corp.	5,018	169,307
Nabors Industries, Ltd.†	353	22,758
Noble Corp. PLC	3,463	125,153
Northern Oil & Gas, Inc.	3,917	138,701
Ovintiv, Inc.	2,030	77,769
Par Pacific Holdings, Inc.†	2,214	38,966
Patterson-UTI Energy, Inc.	27,574	210,941
PBF Energy, Inc., Class A	1,798	55,648
Permian Resources Corp.	48,195	655,934
SM Energy Co.	9,690	387,309
Talos Energy, Inc.†	4,885	50,560
Valaris, Ltd.†	2,613	145,675
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Vital Energy, Inc.†	1,060	$ 28,514
Weatherford International PLC	1,073	91,119
		3,547,018
Oil & Gas Services — 0.9%
Archrock, Inc.	9,013	182,423
Bristow Group, Inc.†	967	33,545
ChampionX Corp.	1,721	51,888
Core Laboratories, Inc.	1,843	34,151
DNOW, Inc.†	17,797	230,115
Expro Group Holdings NV†	674	11,573
Helix Energy Solutions Group, Inc.†	5,616	62,338
Innovex International, Inc.†	1,354	19,877
Liberty Energy, Inc.	18,811	359,102
Oceaneering International, Inc.†	8,986	223,482
ProPetro Holding Corp.†	3,152	24,144
RPC, Inc.	3,246	20,644
Select Water Solutions, Inc.	8,990	100,059
Tidewater, Inc.†	1,898	136,257
		1,489,598
Packaging & Containers — 0.6%
Clearwater Paper Corp.†	654	18,665
Graphic Packaging Holding Co.	22,092	653,702
Greif, Inc., Class A	515	32,270
O-I Glass, Inc.†	9,929	130,269
Sealed Air Corp.	5,724	207,781
		1,042,687
Pharmaceuticals — 1.5%
AdaptHealth Corp.†	4,152	46,627
Alkermes PLC†	8,691	243,261
Amphastar Pharmaceuticals, Inc.†	1,492	72,407
Arvinas, Inc.†	4,790	117,978
BellRing Brands, Inc.†	1,050	63,756
Catalyst Pharmaceuticals, Inc.†	8,538	169,735
Collegium Pharmaceutical, Inc.†	4,947	191,152
Corcept Therapeutics, Inc.†	3,654	169,107
Harmony Biosciences Holdings, Inc.†	1,184	47,360
Ironwood Pharmaceuticals, Inc.†	5,524	22,759
Kura Oncology, Inc.†	7,191	140,512
Option Care Health, Inc.†	5,645	176,689
Organon & Co.	10,117	193,538
Owens & Minor, Inc.†	6,506	102,079
Pacira BioSciences, Inc.†	1,813	27,286
Phibro Animal Health Corp., Class A	799	17,993
Premier, Inc., Class A	4,119	82,380
Protagonist Therapeutics, Inc.†	9,047	407,115
Supernus Pharmaceuticals, Inc.†	2,165	67,505
USANA Health Sciences, Inc.†	434	16,457
Y-mAbs Therapeutics, Inc.†	133	1,749
		2,377,445
Private Equity — 0.2%
P10, Inc.	27,182	291,119
Real Estate — 0.8%
Anywhere Real Estate, Inc.†	3,962	20,127
Cushman & Wakefield PLC†	16,881	230,088
eXp World Holdings, Inc.	3,322	46,807
Kennedy-Wilson Holdings, Inc.	4,644	51,316
Marcus & Millichap, Inc.	943	37,371
McGrath RentCorp	6,904	726,853
Newmark Group, Inc., Class A	2,711	42,102

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
Real Brokerage, Inc.†	10,282	$ 57,065
St. Joe Co.	1,492	86,999
		1,298,728
REITS — 6.1%
Acadia Realty Trust	4,139	97,184
Agree Realty Corp.	1,223	92,129
Alexander & Baldwin, Inc.	2,854	54,797
American Assets Trust, Inc.	3,621	96,753
American Healthcare REIT, Inc.	2,582	67,390
Apollo Commercial Real Estate Finance, Inc.	5,001	45,959
Apple Hospitality REIT, Inc.	15,389	228,527
Arbor Realty Trust, Inc.	7,409	115,284
Armada Hoffler Properties, Inc.	3,596	38,945
ARMOUR Residential REIT, Inc.	1,916	39,086
Blackstone Mtg. Trust, Inc., Class A	6,822	129,686
Brandywine Realty Trust	10,188	55,423
BrightSpire Capital, Inc.	6,661	37,302
Broadstone Net Lease, Inc.	3,640	68,978
CareTrust REIT, Inc.	8,880	274,037
Centerspace	601	42,352
Chatham Lodging Trust	1,114	9,491
City Office REIT, Inc.	2,125	12,410
Community Healthcare Trust, Inc.	973	17,660
COPT Defense Properties	8,397	254,681
DiamondRock Hospitality Co.	11,999	104,751
Douglas Emmett, Inc.	40,214	706,560
Easterly Government Properties, Inc.	3,804	51,658
Ellington Financial, Inc.	3,416	44,032
Elme Communities	3,458	60,826
Empire State Realty Trust, Inc., Class A	7,157	79,300
Equity Commonwealth†	2,065	41,093
Essential Properties Realty Trust, Inc.	12,353	421,855
First Industrial Realty Trust, Inc.	720	40,306
Four Corners Property Trust, Inc.	3,641	106,718
Franklin BSP Realty Trust, Inc.	3,215	41,988
Getty Realty Corp.	1,959	62,316
Global Net Lease, Inc.	7,776	65,474
Highwoods Properties, Inc.	4,166	139,603
Hudson Pacific Properties, Inc.†	5,542	26,491
Independence Realty Trust, Inc.	5,711	117,075
Innovative Industrial Properties, Inc.	1,903	256,144
InvenTrust Properties Corp.	2,803	79,521
JBG SMITH Properties	3,399	59,415
Kimco Realty Corp.	852	19,783
Kite Realty Group Trust	4,517	119,972
KKR Real Estate Finance Trust, Inc.	3,308	40,854
Ladder Capital Corp.	13,486	156,438
LTC Properties, Inc.	1,709	62,703
LXP Industrial Trust	25,837	259,662
Macerich Co.	14,185	258,734
Medical Properties Trust, Inc.	23,579	137,937
MFA Financial, Inc.	4,099	52,139
New York Mtg. Trust, Inc.	3,559	22,528
NexPoint Residential Trust, Inc.	868	38,201
Outfront Media, Inc.	5,413	99,491
Paramount Group, Inc.†	3,170	15,596
Pebblebrook Hotel Trust	4,735	62,644
PennyMac Mtg. Investment Trust	3,413	48,669
Phillips Edison & Co., Inc.	10,353	390,412
Piedmont Office Realty Trust, Inc., Class A	5,017	50,672
Plymouth Industrial REIT, Inc.	4,284	96,818
Security Description	Shares or Principal Amount	Value

REITS (continued)
PotlatchDeltic Corp.	17,944	$ 808,377
Ready Capital Corp.	6,610	50,434
Redwood Trust, Inc.	7,564	58,470
Retail Opportunity Investments Corp.	15,564	244,822
RLJ Lodging Trust	6,928	63,599
Ryman Hospitality Properties, Inc.	1,994	213,837
Sabra Health Care REIT, Inc.	8,827	164,270
Safehold, Inc.	1,797	47,135
Saul Centers, Inc.	474	19,889
Service Properties Trust	6,519	29,727
SITE Centers Corp.	2,686	162,503
SL Green Realty Corp.	4,731	329,325
Summit Hotel Properties, Inc.	4,257	29,203
Sunstone Hotel Investors, Inc.	7,990	82,457
Tanger, Inc.	4,297	142,574
Terreno Realty Corp.	9,560	638,895
TPG RE Finance Trust, Inc.	4,648	39,647
Two Harbors Investment Corp.	4,072	56,519
UMH Properties, Inc.	1,164	22,896
Uniti Group, Inc.†	9,594	54,110
Universal Health Realty Income Trust	501	22,921
Urban Edge Properties	4,768	101,988
Veris Residential, Inc.	4,582	81,835
Whitestone REIT	1,731	23,420
Xenia Hotels & Resorts, Inc.	9,665	142,752
		9,848,058
Retail — 3.9%
Abercrombie & Fitch Co., Class A†	1,843	257,836
Academy Sports & Outdoors, Inc.	3,698	215,815
Advance Auto Parts, Inc.	2,343	91,354
American Eagle Outfitters, Inc.	7,024	157,267
Asbury Automotive Group, Inc.†	1,790	427,076
Bath & Body Works, Inc.	8,772	280,002
Beacon Roofing Supply, Inc.†	1,846	159,550
BJ's Restaurants, Inc.†	910	29,630
Bloomin' Brands, Inc.	2,972	49,127
BlueLinx Holdings, Inc.†	443	46,701
Boot Barn Holdings, Inc.†	2,153	360,154
Brinker International, Inc.†	1,748	133,774
Buckle, Inc.	2,885	126,854
Caleres, Inc.	2,850	94,193
Cheesecake Factory, Inc.	1,839	74,571
Chuy's Holdings, Inc.†	677	25,320
Cracker Barrel Old Country Store, Inc.	872	39,545
Dave & Buster's Entertainment, Inc.†	1,244	42,358
El Pollo Loco Holdings, Inc.†	3,981	54,540
EVgo, Inc.†	5,179	21,441
FirstCash Holdings, Inc.	772	88,626
Foot Locker, Inc.†	3,633	93,877
Freshpet, Inc.†	762	104,219
Genesco, Inc.†	1,202	32,658
GMS, Inc.†	2,846	257,762
Group 1 Automotive, Inc.	3,300	1,264,032
Guess?, Inc.	1,115	22,445
Jack in the Box, Inc.	752	34,998
Kohl's Corp.	4,370	92,207
La-Z-Boy, Inc.	1,653	70,963
Leslie's, Inc.†	7,259	22,938
MarineMax, Inc.†	772	27,228
National Vision Holdings, Inc.†	3,090	33,712
ODP Corp.†	1,320	39,270
Papa John's International, Inc.	1,282	69,061

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Patrick Industries, Inc.	1,391	$ 198,037
PC Connection, Inc.	717	54,083
Petco Health & Wellness Co., Inc.†	5,750	26,163
PriceSmart, Inc.	988	90,679
Sally Beauty Holdings, Inc.†	4,033	54,728
Shake Shack, Inc., Class A†	2,573	265,559
Shoe Carnival, Inc.	694	30,432
Signet Jewelers, Ltd.	2,316	238,872
Sonic Automotive, Inc., Class A	573	33,509
Sweetgreen, Inc., Class A†	4,760	168,742
Urban Outfitters, Inc.†	2,239	85,776
Victoria's Secret & Co.†	3,490	89,693
		6,277,377
Savings & Loans — 1.1%
Axos Financial, Inc.†	3,160	198,701
Banc of California, Inc.	15,930	234,649
Berkshire Hills Bancorp, Inc.	1,658	44,650
Brookline Bancorp, Inc.	3,494	35,254
Capitol Federal Financial, Inc.	6,945	40,559
Northwest Bancshares, Inc.	5,005	66,967
OceanFirst Financial Corp.	8,931	166,027
Pacific Premier Bancorp, Inc.	23,648	594,984
Provident Financial Services, Inc.	5,127	95,157
Southern Missouri Bancorp, Inc.	18	1,017
WaFd, Inc.	3,191	111,206
WSFS Financial Corp.	2,938	149,809
		1,738,980
Semiconductors — 2.2%
Allegro MicroSystems, Inc.†	11,505	268,067
Alpha & Omega Semiconductor, Ltd.†	933	34,633
Axcelis Technologies, Inc.†	1,628	170,696
CEVA, Inc.†	931	22,484
Cirrus Logic, Inc.†	1,386	172,155
Cohu, Inc.†	1,844	47,391
Diodes, Inc.†	1,821	116,708
FormFactor, Inc.†	3,041	139,886
Impinj, Inc.†	895	193,785
Kulicke & Soffa Industries, Inc.	2,142	96,668
MACOM Technology Solutions Holdings, Inc.†	5,966	663,777
MaxLinear, Inc.†	11,787	170,676
Photronics, Inc.†	2,490	61,652
Rambus, Inc.†	7,400	312,428
Richardson Electronics, Ltd.	2,651	32,713
Semtech Corp.†	5,561	253,915
SiTime Corp.†	736	126,231
SMART Global Holdings, Inc.†	6,352	133,074
Ultra Clean Holdings, Inc.†	7,264	290,052
Veeco Instruments, Inc.†	2,231	73,913
Vishay Precision Group, Inc.†	3,393	87,879
Wolfspeed, Inc.†	4,945	47,967
		3,516,750
Software — 4.3%
ACI Worldwide, Inc.†	4,112	209,301
Adeia, Inc.	4,279	50,963
Agilysys, Inc.†	876	95,458
Asana, Inc., Class A†	5,103	59,144
AvePoint, Inc.†	24,702	290,743
Bandwidth, Inc., Class A†	6,487	113,587
BlackLine, Inc.†	3,857	212,675
Box, Inc., Class A†	45,755	1,497,561
Security Description	Shares or Principal Amount	Value

Software (continued)
Braze, Inc., Class A†	1,989	$ 64,324
Clear Secure, Inc., Class A	3,625	120,132
CommVault Systems, Inc.†	5,015	771,558
CSG Systems International, Inc.	1,110	54,001
Digi International, Inc.†	1,431	39,395
DigitalOcean Holdings, Inc.†	2,486	100,410
Domo, Inc., Class B†	9,441	70,902
Donnelley Financial Solutions, Inc.†	5,394	355,087
DoubleVerify Holdings, Inc.†	21,007	353,758
Duolingo, Inc.†	532	150,035
Envestnet, Inc.†	1,975	123,674
GigaCloud Technology, Inc.†	1,689	38,813
Health Catalyst, Inc.†	16,296	132,649
Logility Supply Chain Solutions, Inc.	11,274	126,156
N-able, Inc.†	2,766	36,124
Oddity Tech, Ltd., Class A†	2,385	96,306
Onestream, Inc.†	702	23,798
PDF Solutions, Inc.†	1,218	38,586
Phreesia, Inc.†	20,354	463,868
Privia Health Group, Inc.†	4,032	73,423
Progress Software Corp.	1,681	113,249
Schrodinger, Inc.†	2,175	40,346
Simulations Plus, Inc.	637	20,397
SolarWinds Corp.	2,130	27,796
Sprout Social, Inc., Class A†	682	19,826
SPS Commerce, Inc.†	1,828	354,943
Workiva, Inc.†	2,016	159,506
Zeta Global Holdings Corp., Class A†	14,563	434,414
Zuora, Inc., Class A†	3,156	27,205
		6,960,113
Telecommunications — 2.2%
A10 Networks, Inc.	4,393	63,435
AST SpaceMobile, Inc.†	1,173	30,674
Aviat Networks, Inc.†	1,718	37,160
Calix, Inc.†	2,301	89,256
Ciena Corp.†	12,101	745,301
Consolidated Communications Holdings, Inc.†	2,980	13,827
DigitalBridge Group, Inc.	3,123	44,128
EchoStar Corp., Class A†	5,716	141,871
Extreme Networks, Inc.†	7,068	106,232
Gogo, Inc.†	4,939	35,462
Harmonic, Inc.†	4,571	66,600
InterDigital, Inc.	2,398	339,629
Iridium Communications, Inc.	19,076	580,864
Lumen Technologies, Inc.†	42,758	303,582
Ooma, Inc.†	7,418	84,491
Shenandoah Telecommunications Co.	1,801	25,412
Spok Holdings, Inc.	1,639	24,683
Telephone & Data Systems, Inc.	4,680	108,810
Viasat, Inc.†	3,314	39,569
Viavi Solutions, Inc.†	81,121	731,711
		3,612,697
Textiles — 0.1%
UniFirst Corp.	590	117,203
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	4,516	55,186
Transportation — 1.0%
ArcBest Corp.	1,844	199,982
CryoPort, Inc.†	5,847	47,419
Dorian LPG, Ltd.	3,054	105,119
Forward Air Corp.†	751	26,585

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Heartland Express, Inc.	1,696	$ 20,827
Hub Group, Inc., Class A	2,420	109,989
International Seaways, Inc.	2,764	142,512
Marten Transport, Ltd.	2,271	40,197
Matson, Inc.	2,589	369,243
Radiant Logistics, Inc.†	6,103	39,242
RXO, Inc.†	5,395	151,060
Safe Bulkers, Inc.	5,039	26,102
Schneider National, Inc., Class B	1,847	52,713
Scorpio Tankers, Inc.	185	13,191
Teekay Tankers, Ltd., Class A	1,566	91,220
Werner Enterprises, Inc.	2,429	93,735
World Kinect Corp.	5,262	162,648
		1,691,784
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	1,223	62,238
Water — 0.5%
American States Water Co.	2,108	175,575
California Water Service Group	2,312	125,357
Consolidated Water Co., Ltd.	2,927	73,790
Middlesex Water Co.	701	45,733
SJW Group	7,360	427,689
		848,144
Total Common Stocks (cost $130,607,035)		157,822,855
UNAFFILIATED INVESTMENT COMPANIES — 0.7%
iShares Core S&P Small-Cap ETF (cost $999,635)	9,100	1,064,336
Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Oil & Gas — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026† (cost $0)	231	$ 1,250
Total Long-Term Investment Securities (cost $131,606,670)		158,888,441
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.92%(2)	1,655,865	1,656,528
U.S. Government — 0.0%
United States Treasury Bills
5.17%, 10/17/2024(3)	$ 30,000	29,937
Total Short-Term Investments (cost $1,686,341)		1,686,465
TOTAL INVESTMENTS (cost $133,293,011)(4)	99.2%	160,574,906
Other assets less liabilities	0.8	1,376,583
NET ASSETS	100.0%	$161,951,489
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of September 30, 2024.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
15	Long	E-Mini Russell 2000 Index	December 2024	$1,675,877	$1,686,900	$11,023
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$7,232,048	$—	$0	$7,232,048
Other Industries	150,590,807	—	—	150,590,807
Unaffiliated Investment Companies	1,064,336	—	—	1,064,336
Warrants	1,250	—	—	1,250
Short-Term Investments:
U.S. Government	—	29,937	—	29,937
Other Short-Term Investments	1,656,528	—	—	1,656,528
Total Investments at Value	$160,544,969	$29,937	$0	$160,574,906
Other Financial Instruments:†
Futures Contracts	$11,023	$—	$—	$11,023
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 78.5%
Advertising — 0.2%
Publicis Groupe SA	2,668	$ 291,642
Trade Desk, Inc., Class A†	1,210	132,677
		424,319
Aerospace/Defense — 1.2%
Airbus SE	1,354	197,775
Curtiss-Wright Corp.	402	132,133
Dassault Aviation SA	375	77,225
General Electric Co.	706	133,137
Howmet Aerospace, Inc.	1,239	124,210
Lockheed Martin Corp.	3,126	1,827,335
Moog, Inc., Class A	46	9,293
Northrop Grumman Corp.	298	157,365
		2,658,473
Agriculture — 0.7%
Andersons, Inc.	579	29,031
Archer-Daniels-Midland Co.	2,165	129,337
Dole PLC	2,721	44,325
Fresh Del Monte Produce, Inc.	770	22,746
Imperial Brands PLC	10,681	310,304
Japan Tobacco, Inc.	1,900	55,245
Philip Morris International, Inc.	6,973	846,522
Turning Point Brands, Inc.	402	17,346
		1,454,856
Airlines — 0.2%
Copa Holdings SA, Class A	671	62,967
Qantas Airways, Ltd.†	43,195	221,582
SkyWest, Inc.†	640	54,413
		338,962
Apparel — 0.2%
Deckers Outdoor Corp.†	816	130,111
LVMH Moet Hennessy Louis Vuitton SE	66	50,583
PRADA SpA	11,500	88,759
Shenzhou International Group Holdings, Ltd.	9,800	88,938
		358,391
Auto Manufacturers — 1.3%
Blue Bird Corp.†	775	37,169
BYD Co., Ltd.	3,500	127,775
Cummins, Inc.	388	125,630
Ford Motor Co.	11,342	119,771
Kia Corp.	1,475	112,681
Mahindra & Mahindra, Ltd.	2,199	81,740
PACCAR, Inc.	1,279	126,212
REV Group, Inc.	1,491	41,837
Stellantis NV	7,567	104,465
Subaru Corp.	12,800	221,044
Tesla, Inc.†	4,671	1,222,074
Toyota Motor Corp.	2,800	49,532
Volkswagen AG (Preference Shares)	970	102,749
Volvo AB, Class B	9,869	260,625
		2,733,304
Auto Parts & Equipment — 0.1%
Adient PLC†	966	21,803
Allison Transmission Holdings, Inc.	1,392	133,729
American Axle & Manufacturing Holdings, Inc.†	5,107	31,561
Dana, Inc.	1,563	16,505
Gentherm, Inc.†	163	7,588
Goodyear Tire & Rubber Co.†	998	8,832
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Shyft Group, Inc.	712	$ 8,936
Visteon Corp.†	453	43,144
		272,098
Banks — 5.2%
ABN AMRO Bank NV*	4,703	84,835
Abu Dhabi Islamic Bank PJSC	35,971	124,570
AIB Group PLC	12,626	72,311
Amalgamated Financial Corp.	356	11,168
Associated Banc-Corp	337	7,259
Banco Bilbao Vizcaya Argentaria SA	21,084	227,843
Banco do Brasil SA	21,700	108,267
Banco Santander SA	77,798	398,407
Bank Central Asia Tbk PT	197,600	134,757
Bank Hapoalim BM	16,166	161,708
Bank Leumi Le-Israel BM	12,920	126,292
Bank Mandiri Persero Tbk PT	228,600	104,561
Bank of America Corp.	9,347	370,889
Bank of China, Ltd.	405,000	191,199
Bank of N.T. Butterfield & Son, Ltd.	547	20,173
Bank of New York Mellon Corp.	13,112	942,228
Banner Corp.	688	40,977
BOC Hong Kong Holdings, Ltd.	11,000	35,234
Cathay General Bancorp	1,150	49,393
Central Pacific Financial Corp.	593	17,499
Citigroup, Inc.	23,522	1,472,477
Citizens Financial Group, Inc.	3,081	126,537
Commonwealth Bank of Australia	341	31,918
Credit Agricole SA	6,447	98,497
CrossFirst Bankshares, Inc.†	495	8,262
Customers Bancorp, Inc.†	771	35,813
DBS Group Holdings, Ltd.	10,640	314,999
Enterprise Financial Services Corp.	505	25,886
Erste Group Bank AG	3,727	204,324
FB Financial Corp.	443	20,790
First BanCorp/Puerto Rico	2,405	50,914
First Busey Corp.	307	7,988
First Financial Corp.	159	6,972
First Horizon Corp.	7,694	119,488
Goldman Sachs Group, Inc.	675	334,199
Grupo Financiero Banorte SAB de CV, Class O	10,685	76,049
Hancock Whitney Corp.	1,045	53,473
Hanmi Financial Corp.	598	11,123
Heritage Commerce Corp.	926	9,149
Hilltop Holdings, Inc.	1,103	35,472
Hope Bancorp, Inc.	1,739	21,842
HSBC Holdings PLC	40,185	359,530
Huntington Bancshares, Inc.	8,599	126,405
ICICI Bank, Ltd.	19,910	302,673
Independent Bank Corp.	297	9,905
Intesa Sanpaolo SpA	60,649	259,075
JPMorgan Chase & Co.	1,097	231,313
KeyCorp	7,467	125,072
Merchants Bancorp	517	23,244
Mitsubishi UFJ Financial Group, Inc.	9,800	99,108
Mizrahi Tefahot Bank, Ltd.	3,084	120,369
Morgan Stanley	1,207	125,818
National Australia Bank, Ltd.	2,680	69,203
National Bank Holdings Corp., Class A	251	10,567
Nordea Bank Abp	26,386	310,734
Northern Trust Corp.	1,390	125,142
OFG Bancorp	725	32,567
Oversea-Chinese Banking Corp., Ltd.	23,500	276,094

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pathward Financial, Inc.	574	$ 37,890
Popular, Inc.	1,235	123,833
Preferred Bank	285	22,871
Renasant Corp.	591	19,208
Sandy Spring Bancorp, Inc.	338	10,603
Simmons First National Corp., Class A	1,200	25,848
State Street Corp.	9,943	879,657
Trustmark Corp.	238	7,573
UBS Group AG	3,142	96,745
UniCredit SpA	9,092	398,403
Univest Financial Corp.	379	10,665
Veritex Holdings, Inc.	929	24,451
Webster Financial Corp.	2,792	130,135
Wells Fargo & Co.	2,340	132,187
Westamerica BanCorp	167	8,253
Western Alliance Bancorp	1,448	125,238
Zions Bancorp NA	2,546	120,222
		11,076,343
Beverages — 1.1%
Boston Beer Co., Inc., Class A†	432	124,909
Carlsberg A/S, Class B	385	45,856
Coca-Cola Co.	24,651	1,771,421
Coca-Cola HBC AG	5,158	183,709
Keurig Dr Pepper, Inc.	3,209	120,273
		2,246,168
Biotechnology — 0.7%
ACADIA Pharmaceuticals, Inc.†	2,833	43,571
ADMA Biologics, Inc.†	431	8,617
Alnylam Pharmaceuticals, Inc.†	226	62,157
Amgen, Inc.	392	126,306
Arcellx, Inc.†	633	52,862
Arcturus Therapeutics Holdings, Inc.†	1,842	42,753
Arrowhead Pharmaceuticals, Inc.†	375	7,264
BioCryst Pharmaceuticals, Inc.†	2,195	16,682
Biohaven, Ltd.†	1,126	56,266
Blueprint Medicines Corp.†	88	8,140
CSL, Ltd.	105	20,782
Denali Therapeutics, Inc.†	458	13,342
Dyne Therapeutics, Inc.†	614	22,055
Exelixis, Inc.†	7,020	182,169
Fate Therapeutics, Inc.†	2,924	10,234
Guardant Health, Inc.†	344	7,891
Icosavax, Inc. CVR†(1)	535	166
ImmunityBio, Inc.†	4,300	15,996
Immunovant, Inc.†	1,431	40,798
Incyte Corp.†	1,780	117,658
Insmed, Inc.†	879	64,167
Keros Therapeutics, Inc.†	258	14,982
Kiniksa Pharmaceuticals International PLC†	779	19,467
MacroGenics, Inc.†	2,305	7,583
Neumora Therapeutics, Inc.†	708	9,353
Nurix Therapeutics, Inc.†	1,860	41,794
PTC Therapeutics, Inc.†	1,241	46,041
Regeneron Pharmaceuticals, Inc.†	118	124,046
Sutro Biopharma, Inc.†	2,028	7,017
TG Therapeutics, Inc.†	815	19,063
United Therapeutics Corp.†	327	117,180
Vir Biotechnology, Inc.†	1,953	14,628
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Wave Life Sciences, Ltd.†	2,018	$ 16,548
Xencor, Inc.†	1,727	34,730
		1,392,308
Building Materials — 1.0%
American Woodmark Corp.†	343	32,053
Apogee Enterprises, Inc.	511	35,778
Boise Cascade Co.	376	53,009
Cie de Saint-Gobain SA	3,760	342,034
CRH PLC	1,626	148,215
Gibraltar Industries, Inc.†	123	8,601
Heidelberg Materials AG	1,887	205,010
Holcim AG	3,629	354,003
JELD-WEN Holding, Inc.†	1,623	25,660
Louisiana-Pacific Corp.	3,790	407,273
Modine Manufacturing Co.†	156	20,715
Mohawk Industries, Inc.†	838	134,650
Owens Corning	808	142,628
ROCKWOOL A/S, Class B	181	84,979
SPX Technologies, Inc.†	96	15,308
UFP Industries, Inc.	518	67,967
UltraTech Cement, Ltd.	619	87,161
Vulcan Materials Co.	255	63,860
		2,228,904
Chemicals — 1.1%
AdvanSix, Inc.	520	15,798
Air Liquide SA	769	148,313
Arkema SA	1,070	101,836
Avient Corp.	199	10,014
Axalta Coating Systems, Ltd.†	3,392	122,756
CF Industries Holdings, Inc.	1,859	159,502
Dow, Inc.	2,365	129,200
DuPont de Nemours, Inc.	1,519	135,358
Eastman Chemical Co.	1,182	132,325
Ecolab, Inc.	550	140,432
Evonik Industries AG	2,934	68,586
Huntsman Corp.	5,492	132,906
Ingevity Corp.†	229	8,931
Innospec, Inc.	280	31,665
Linde PLC	246	117,308
LyondellBasell Industries NV, Class A	1,308	125,437
Minerals Technologies, Inc.	648	50,045
Mosaic Co.	4,865	130,285
Orion SA	562	10,009
PPG Industries, Inc.	969	128,354
Rayonier Advanced Materials, Inc.†	1,077	9,219
Sherwin-Williams Co.	411	156,866
Shin-Etsu Chemical Co., Ltd.	8,400	349,325
Tronox Holdings PLC	601	8,793
		2,423,263
Coal — 0.1%
Alpha Metallurgical Resources, Inc.†	145	34,246
CONSOL Energy, Inc.	457	47,825
Peabody Energy Corp.	1,845	48,966
SunCoke Energy, Inc.	1,339	11,623
Warrior Met Coal, Inc.	683	43,644
		186,304
Commercial Services — 2.3%
Alarm.com Holdings, Inc.†	149	8,146
Arlo Technologies, Inc.†	1,680	20,345
Automatic Data Processing, Inc.	6,141	1,699,399

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Barrett Business Services, Inc.	274	$ 10,278
Benefit Systems SA	56	38,337
Block, Inc.†	1,846	123,922
BrightView Holdings, Inc.†	868	13,662
Brink's Co.	484	55,970
Cimpress PLC†	341	27,935
CoreCivic, Inc.†	719	9,095
Coursera, Inc.†	4,743	37,659
Euronet Worldwide, Inc.†	1,251	124,137
Global Payments, Inc.	1,117	114,403
Heidrick & Struggles International, Inc.	264	10,259
Insperity, Inc.	92	8,096
International Container Terminal Services, Inc.	19,500	140,584
Korn Ferry	406	30,547
Laureate Education, Inc.	634	10,531
Legalzoom.com, Inc.†	2,471	15,691
LiveRamp Holdings, Inc.†	1,844	45,694
PayPal Holdings, Inc.†	19,804	1,545,306
PROG Holdings, Inc.	959	46,502
Recruit Holdings Co., Ltd.	6,700	405,799
Toppan Holdings, Inc.	8,900	262,805
Upbound Group, Inc.	247	7,902
Verisk Analytics, Inc.	437	117,099
ZipRecruiter, Inc., Class A†	1,012	9,614
		4,939,717
Computers — 4.8%
Accenture PLC, Class A	337	119,123
Apple, Inc.	39,505	9,204,665
Asia Vital Components Co., Ltd.	1,000	18,643
Check Point Software Technologies, Ltd.†	400	77,124
Crowdstrike Holdings, Inc., Class A†	446	125,090
EPAM Systems, Inc.†	266	52,942
Integral Ad Science Holding Corp.†	1,991	21,523
Leidos Holdings, Inc.	932	151,916
Maximus, Inc.	99	9,223
NEC Corp.	400	38,268
NetApp, Inc.	1,091	134,749
NetScout Systems, Inc.†	399	8,678
OneSpan, Inc.†	521	8,685
Qualys, Inc.†	301	38,667
Rapid7, Inc.†	90	3,590
Tata Consultancy Services, Ltd.	3,538	180,317
Unisys Corp.†	2,205	12,524
		10,205,727
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	8,248	856,225
Estee Lauder Cos., Inc., Class A	1,412	140,762
Inter Parfums, Inc.	145	18,775
L'Oreal SA	592	264,945
Olaplex Holdings, Inc.†	6,343	14,906
Procter & Gamble Co.	908	157,265
Unilever PLC	3,888	251,534
		1,704,412
Distribution/Wholesale — 0.4%
Bunzl PLC	287	13,560
G-III Apparel Group, Ltd.†	324	9,888
Hudson Technologies, Inc.†	1,012	8,440
Marubeni Corp.	3,400	55,356
Mitsubishi Corp.	16,900	347,172
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Mitsui & Co., Ltd.	15,100	$ 333,886
Resideo Technologies, Inc.†	1,744	35,124
		803,426
Diversified Financial Services — 2.1%
AerCap Holdings NV	900	85,248
Affiliated Managers Group, Inc.	699	124,282
Ally Financial, Inc.	13,094	466,015
American Express Co.	483	130,990
Ameriprise Financial, Inc.	261	122,620
BlackRock, Inc.	140	132,931
Bread Financial Holdings, Inc.	870	41,395
Capital One Financial Corp.	927	138,800
CME Group, Inc.	585	129,080
Deutsche Boerse AG	246	57,697
Enova International, Inc.†	590	49,436
Euronext NV*	1,333	144,599
HDFC Asset Management Co., Ltd.*	1,649	84,624
Intercontinental Exchange, Inc.	745	119,677
LPL Financial Holdings, Inc.	543	126,318
Mastercard, Inc., Class A	3,151	1,555,964
Meritz Financial Group, Inc.	1,235	91,702
Mr. Cooper Group, Inc.†	649	59,825
Navient Corp.	812	12,659
OneMain Holdings, Inc.	1,276	60,061
PennyMac Financial Services, Inc.	236	26,897
REC, Ltd.	10,529	69,499
SEI Investments Co.	1,751	121,152
SLM Corp.	5,664	129,536
StoneX Group, Inc.†	468	38,320
Synchrony Financial	2,783	138,816
Virtu Financial, Inc., Class A	3,979	121,200
Virtus Investment Partners, Inc.	159	33,303
Western Union Co.	9,717	115,924
		4,528,570
Electric — 2.2%
AES Corp.	6,912	138,655
ALLETE, Inc.	766	49,170
American Electric Power Co., Inc.	1,186	121,684
Black Hills Corp.	737	45,045
Constellation Energy Corp.	671	174,473
Dominion Energy, Inc.	2,069	119,567
DTE Energy Co.	1,187	152,423
Duke Energy Corp.	1,065	122,794
E.ON SE	13,133	195,237
Edison International	1,754	152,756
Engie SA	7,831	135,245
Eversource Energy	1,824	124,123
Exelon Corp.	23,153	938,854
Hawaiian Electric Industries, Inc.†	362	3,504
Iberdrola SA	7,923	122,503
Kansai Electric Power Co., Inc.	17,000	280,327
NTPC, Ltd.	23,285	123,092
Otter Tail Corp.	108	8,441
PG&E Corp.	18,032	356,493
Portland General Electric Co.	316	15,136
Public Service Enterprise Group, Inc.	1,394	124,359
RWE AG	1,789	65,080
TXNM Energy, Inc.	857	37,511
Unitil Corp.	160	9,693

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Vistra Corp.	8,022	$ 950,928
Xcel Energy, Inc.	2,200	143,660
		4,710,753
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	771	132,388
Belden, Inc.	354	41,464
Eaton Corp. PLC	422	139,868
EnerSys	507	51,739
KEI Industries, Ltd.	1,704	87,415
Legrand SA	776	89,231
Powell Industries, Inc.	240	53,278
		595,383
Electronics — 0.9%
ABB, Ltd.	7,355	425,736
Allient, Inc.	433	8,223
Atkore, Inc.	100	8,474
Atmus Filtration Technologies, Inc.	556	20,867
ESCO Technologies, Inc.	118	15,220
Fortive Corp.	2,008	158,491
Garmin, Ltd.	640	112,659
Hon Hai Precision Industry Co., Ltd.	26,000	154,045
Honeywell International, Inc.	263	54,365
Hoya Corp.	2,600	357,913
Itron, Inc.†	494	52,764
Keysight Technologies, Inc.†	837	133,024
Mesa Laboratories, Inc.	70	9,090
Sanmina Corp.†	129	8,830
Sinbon Electronics Co., Ltd.	8,000	75,964
Stoneridge, Inc.†	351	3,928
Trimble, Inc.†	6,105	379,059
TTM Technologies, Inc.†	1,359	24,802
Vicor Corp.†	501	21,092
		2,024,546
Engineering & Construction — 0.4%
Aena SME SA*	690	151,771
Arcosa, Inc.	94	8,907
Frontdoor, Inc.†	1,062	50,965
Larsen & Toubro, Ltd.	1,862	81,767
Latham Group, Inc.†	1,372	9,330
Limbach Holdings, Inc.†	190	14,394
Primoris Services Corp.	979	56,860
Sterling Infrastructure, Inc.†	425	61,634
Tutor Perini Corp.†	766	20,805
Vinci SA	3,017	352,461
		808,894
Entertainment — 0.2%
Aristocrat Leisure, Ltd.	7,967	322,768
Golden Entertainment, Inc.	322	10,236
International Game Technology PLC	2,165	46,115
La Francaise des Jeux SAEM*	1,366	56,170
Red Rock Resorts, Inc., Class A	771	41,973
		477,262
Environmental Control — 0.1%
Enviri Corp.†	1,022	10,568
Veralto Corp.	1,250	139,825
Waste Management, Inc.	554	115,010
		265,403
Security Description	Shares or Principal Amount	Value

Food — 0.7%
Cal-Maine Foods, Inc.	729	$ 54,558
CK Hutchison Holdings, Ltd.	13,500	77,626
Ingles Markets, Inc., Class A	119	8,877
Ingredion, Inc.	894	122,862
Koninklijke Ahold Delhaize NV	8,567	295,913
McCormick & Co., Inc.	1,439	118,430
Nestle SA	1,618	162,421
Nissin Foods Holdings Co., Ltd.	3,300	92,003
Shoprite Holdings, Ltd.	5,632	96,416
Simply Good Foods Co.†	672	23,366
Sprouts Farmers Market, Inc.†	79	8,722
Sumber Alfaria Trijaya Tbk PT	251,500	52,493
Tesco PLC	40,093	192,272
Tyson Foods, Inc., Class A	1,887	112,390
WH Group, Ltd.*	95,500	75,674
		1,494,023
Forest Products & Paper — 0.0%
Sylvamo Corp.	641	55,030
Gas — 0.2%
Centrica PLC	24,302	37,900
Chesapeake Utilities Corp.	72	8,940
China Resources Gas Group, Ltd.	18,300	73,799
National Fuel Gas Co.	1,998	121,099
New Jersey Resources Corp.	328	15,482
Northwest Natural Holding Co.	227	9,266
UGI Corp.	4,996	125,000
		391,486
Hand/Machine Tools — 0.1%
Franklin Electric Co., Inc.	93	9,748
Schindler Holding AG (Participation Certificate)	439	128,637
		138,385
Healthcare-Products — 1.4%
Abbott Laboratories	4,979	567,656
Agilent Technologies, Inc.	860	127,693
AngioDynamics, Inc.†	1,339	10,417
AtriCure, Inc.†	675	18,927
Avanos Medical, Inc.†	390	9,372
Axogen, Inc.†	1,040	14,581
Axonics, Inc.†	247	17,191
Bioventus, Inc., Class A†	1,254	14,985
Boston Scientific Corp.†	1,622	135,924
CareDx, Inc.†	289	9,024
Castle Biosciences, Inc.†	1,172	33,425
Cooper Cos., Inc.†	1,095	120,822
Danaher Corp.	420	116,768
Demant A/S†	3,019	117,937
Edwards Lifesciences Corp.†	1,663	109,741
Fisher & Paykel Healthcare Corp., Ltd.	1,324	29,230
FUJIFILM Holdings Corp.	6,200	159,093
Glaukos Corp.†	124	16,155
Hologic, Inc.†	1,590	129,521
Inari Medical, Inc.†	181	7,464
Insulet Corp.†	544	126,616
Lantheus Holdings, Inc.†	599	65,740
LivaNova PLC†	624	32,785
Medtronic PLC	1,349	121,451
Novocure, Ltd.†	2,378	37,168
Olympus Corp.	4,300	81,333
OraSure Technologies, Inc.†	3,910	16,696
Pulse Biosciences, Inc.†	491	8,612

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
QIAGEN NV	2,616	$ 119,211
RxSight, Inc.†	771	38,111
Solventum Corp.†	1,661	115,805
Sonova Holding AG	591	212,141
Stryker Corp.	339	122,467
Thermo Fisher Scientific, Inc.	192	118,766
		2,982,828
Healthcare-Services — 0.6%
Addus HomeCare Corp.†	84	11,174
Apollo Hospitals Enterprise, Ltd.	1,165	100,094
BioMerieux	568	68,032
Elevance Health, Inc.	230	119,600
Fresenius SE & Co. KGaA†	2,537	96,668
HCA Healthcare, Inc.	298	121,116
HealthEquity, Inc.†	121	9,904
Lonza Group AG	122	77,062
Medpace Holdings, Inc.†	370	123,506
Select Medical Holdings Corp.	1,388	48,400
Teladoc Health, Inc.†	4,604	42,265
Tenet Healthcare Corp.†	797	132,461
UnitedHealth Group, Inc.	227	132,722
Universal Health Services, Inc., Class B	517	118,398
		1,201,402
Home Builders — 0.3%
Forestar Group, Inc.†	704	22,788
Hovnanian Enterprises, Inc., Class A†	221	45,166
KB Home	477	40,874
Lennar Corp., Class A	664	124,487
M/I Homes, Inc.†	337	57,748
Meritage Homes Corp.	108	22,148
Sekisui Chemical Co., Ltd.	3,700	57,447
Sekisui House, Ltd.	1,100	30,415
Taylor Morrison Home Corp.†	922	64,780
Taylor Wimpey PLC	25,238	55,438
Toll Brothers, Inc.	933	144,139
Tri Pointe Homes, Inc.†	1,207	54,689
		720,119
Home Furnishings — 0.1%
Daktronics, Inc.†	1,048	13,530
Hoshizaki Corp.	1,000	34,677
Rational AG	54	55,001
Sony Group Corp.	6,300	121,748
Xperi, Inc.†	1,103	10,192
		235,148
Household Products/Wares — 0.2%
ACCO Brands Corp.	1,752	9,583
Clorox Co.	784	127,721
Henkel AG & Co. KGaA (Preference Shares)	768	72,154
Kimberly-Clark Corp.	868	123,499
		332,957
Insurance — 3.1%
AIA Group, Ltd.	39,000	349,421
Allianz SE	694	227,895
Allstate Corp.	732	138,824
American Financial Group, Inc.	998	134,331
AXA SA	930	35,746
Axis Capital Holdings, Ltd.	1,692	134,700
Berkshire Hathaway, Inc., Class B†	1,001	460,720
Security Description	Shares or Principal Amount	Value

Insurance (continued)
CNO Financial Group, Inc.	1,626	$ 57,073
Enstar Group, Ltd.†	162	52,098
Equitable Holdings, Inc.	13,461	565,766
Essent Group, Ltd.	153	9,836
Everest Group, Ltd.	301	117,941
Fidelis Insurance Holdings, Ltd.	600	10,836
Genworth Financial, Inc.,†	7,157	49,025
Globe Life, Inc.	1,459	154,523
Hamilton Insurance Group, Ltd., Class B†	1,945	37,616
Horace Mann Educators Corp.	591	20,655
Jackson Financial, Inc., Class A	710	64,773
James River Group Holdings, Ltd.	950	5,956
Loews Corp.	1,508	119,207
Marsh & McLennan Cos., Inc.	508	113,330
MetLife, Inc.	18,314	1,510,539
MGIC Investment Corp.	4,990	127,744
Muenchener Rueckversicherungs-Gesellschaft AG	724	398,366
NMI Holdings, Inc., Class A†	836	34,435
NN Group NV	3,105	154,774
Principal Financial Group, Inc.	1,470	126,273
Progressive Corp.	497	126,119
Prudential Financial, Inc.	1,051	127,276
QBE Insurance Group, Ltd.	4,057	46,392
Reinsurance Group of America, Inc.	614	133,772
Talanx AG	860	72,373
Tokio Marine Holdings, Inc.	2,800	101,909
Travelers Cos., Inc.	496	116,124
Universal Insurance Holdings, Inc.	436	9,662
Unum Group	4,446	264,270
Willis Towers Watson PLC	462	136,073
Zurich Insurance Group AG	379	228,291
		6,574,664
Internet — 10.3%
Alibaba Group Holding, Ltd.	7,800	110,370
Alphabet, Inc., Class A	25,417	4,215,410
Amazon.com, Inc.†	24,882	4,636,263
Auto Trader Group PLC*	17,945	208,199
Booking Holdings, Inc.	220	926,666
Cargurus, Inc.†	1,381	41,472
DoorDash, Inc., Class A†	7,637	1,090,029
Etsy, Inc.†	2,235	124,110
EverQuote, Inc., Class A†	487	10,271
Expedia Group, Inc.†	6,141	908,991
HealthStream, Inc.	368	10,613
Hims & Hers Health, Inc.†	297	5,471
LY Corp.	64,800	189,046
M3, Inc.	6,400	64,033
Magnite, Inc.†	1,411	19,542
MakeMyTrip, Ltd.†	673	62,555
Maplebear, Inc.†	7,675	312,680
MediaAlpha, Inc., Class A†	2,231	40,403
Meituan, Class B*†	8,100	179,216
MercadoLibre, Inc.†	45	92,338
Meta Platforms, Inc., Class A	7,346	4,205,144
Netflix, Inc.†	2,411	1,710,050
Pinterest, Inc., Class A†	4,259	137,864
Prosus NV	4,737	207,018
Q2 Holdings, Inc.†	239	19,065
Robinhood Markets, Inc., Class A†	5,759	134,876
Roku, Inc.†	1,637	122,218
Scout24 SE*	538	46,263
Sea, Ltd. ADR†	503	47,423

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Tencent Holdings, Ltd.	11,906	$ 680,925
Uber Technologies, Inc.†	16,381	1,231,196
Upwork, Inc.†	3,792	39,626
VeriSign, Inc.†	620	117,775
Zomato, Ltd.†	26,202	85,327
		22,032,448
Investment Companies — 0.2%
EXOR NV	1,226	131,218
Investor AB, Class B	11,851	364,719
		495,937
Iron/Steel — 0.2%
ArcelorMittal SA	2,771	72,610
Carpenter Technology Corp.	57	9,096
Cleveland-Cliffs, Inc.†	4,808	61,398
Commercial Metals Co.	162	8,904
Fortescue, Ltd.	17,216	246,139
Nucor Corp.	880	132,299
Worthington Steel, Inc.	239	8,129
		538,575
Lodging — 0.2%
H World Group, Ltd. ADR	497	18,488
Hilton Worldwide Holdings, Inc.	534	123,087
Indian Hotels Co., Ltd.	12,775	104,653
InterContinental Hotels Group PLC	747	81,254
Las Vegas Sands Corp.	2,981	150,064
		477,546
Machinery-Construction & Mining — 0.6%
Argan, Inc.	165	16,736
Caterpillar, Inc.	382	149,408
HD Hyundai Electric Co., Ltd.	189	47,622
Hitachi, Ltd.	8,900	234,134
Hyster-Yale, Inc.	261	16,644
Komatsu, Ltd.	1,300	35,872
Mitsubishi Electric Corp.	10,900	174,696
NuScale Power Corp.†	1,016	11,765
Terex Corp.	766	40,529
Vertiv Holdings Co., Class A	6,428	639,522
		1,366,928
Machinery-Diversified — 0.3%
Alamo Group, Inc.	48	8,646
Albany International Corp., Class A	99	8,796
Applied Industrial Technologies, Inc.	164	36,593
Columbus McKinnon Corp.	262	9,432
Flowserve Corp.	2,574	133,050
GEA Group AG	2,026	99,140
Graco, Inc.	1,399	122,427
Mueller Water Products, Inc., Class A	441	9,570
Tennant Co.	89	8,548
Watts Water Technologies, Inc., Class A	251	52,005
Westinghouse Air Brake Technologies Corp.	717	130,329
		618,536
Media — 0.7%
Comcast Corp., Class A	29,700	1,240,569
Informa PLC	8,417	92,298
New York Times Co., Class A	2,269	126,315
		1,459,182
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware — 0.0%
Janus International Group, Inc.†	393	$ 3,973
Mueller Industries, Inc.	183	13,561
Proto Labs, Inc.†	279	8,194
Prysmian SpA	1,053	76,424
Ryerson Holding Corp.	453	9,019
		111,171
Mining — 0.6%
BHP Group, Ltd. (ASX)	12,018	381,865
BHP Group, Ltd. (LSE)	1,146	35,438
Constellium SE†	2,665	43,333
Freeport-McMoRan, Inc.	2,995	149,510
Glencore PLC	31,502	180,133
Kaiser Aluminum Corp.	112	8,122
Northern Star Resources, Ltd.	3,691	40,752
Rio Tinto PLC	3,925	278,067
Sumitomo Metal Mining Co., Ltd.	500	14,928
Zijin Mining Group Co., Ltd.	64,000	145,390
		1,277,538
Miscellaneous Manufacturing — 1.1%
3M Co.	11,573	1,582,029
Donaldson Co., Inc.	1,731	127,575
Elite Material Co., Ltd.	4,000	56,499
Federal Signal Corp.	94	8,785
ITT, Inc.	452	67,578
LSB Industries, Inc.†	1,070	8,603
Parker-Hannifin Corp.	141	89,087
Siemens AG	1,019	205,694
Smiths Group PLC	3,402	76,275
Textron, Inc.	1,411	124,986
		2,347,111
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	324	10,527
Office Furnishings — 0.0%
Interface, Inc.	725	13,754
Steelcase, Inc., Class A	325	4,384
		18,138
Oil & Gas — 1.6%
BP PLC	67,467	353,314
ConocoPhillips	1,136	119,598
Coterra Energy, Inc.	21,383	512,123
DCC PLC	956	65,120
Delek US Holdings, Inc.	408	7,650
Devon Energy Corp.	2,982	116,656
ENEOS Holdings, Inc.	13,500	73,143
Eni SpA	3,891	59,260
Equinor ASA	10,872	274,763
Exxon Mobil Corp.	1,081	126,715
HF Sinclair Corp.	2,796	124,618
Inpex Corp.	4,000	53,936
Marathon Petroleum Corp.	4,155	676,891
Murphy Oil Corp.	1,384	46,696
OMV AG	2,190	93,514
Par Pacific Holdings, Inc.†	1,199	21,102
PBF Energy, Inc., Class A	608	18,818
PetroChina Co., Ltd.	138,000	112,547
Repsol SA	4,903	64,647
Shell PLC	2,746	89,028
SM Energy Co.	493	19,705
TotalEnergies SE	1,340	87,260

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Valero Energy Corp.	923	$ 124,633
Weatherford International PLC	1,325	112,519
		3,354,256
Oil & Gas Services — 0.6%
Baker Hughes Co.	3,490	126,163
DNOW, Inc.†	2,297	29,700
Halliburton Co.	4,250	123,462
Helix Energy Solutions Group, Inc.†	3,270	36,297
Kodiak Gas Services, Inc.	800	23,200
Newpark Resources, Inc.†	1,261	8,739
Oceaneering International, Inc.†	1,737	43,199
Schlumberger NV	3,009	126,228
TechnipFMC PLC	26,042	683,082
		1,200,070
Packaging & Containers — 0.2%
AptarGroup, Inc.	758	121,424
Crown Holdings, Inc.	1,321	126,658
O-I Glass, Inc.†	604	7,924
Packaging Corp. of America	688	148,195
		404,201
Pharmaceuticals — 5.8%
AbbVie, Inc.	5,050	997,274
ACELYRIN, Inc.†	1,997	9,845
Alkermes PLC†	347	9,713
Arvinas, Inc.†	952	23,448
AstraZeneca PLC	1,112	172,277
Becton Dickinson & Co.	1,199	289,079
BellRing Brands, Inc.†	1,958	118,890
Bristol-Myers Squibb Co.	11,410	590,353
Cardinal Health, Inc.	1,023	113,062
Catalyst Pharmaceuticals, Inc.†	570	11,332
Chugai Pharmaceutical Co., Ltd.	4,700	226,686
Cigna Group	4,792	1,660,140
CinCor Pharma Inc. CVR†(1)	279	854
Corcept Therapeutics, Inc.†	492	22,770
CVS Health Corp.	2,206	138,713
Daiichi Sankyo Co., Ltd.	6,900	226,071
Dexcom, Inc.†	1,683	112,828
Elanco Animal Health, Inc.†	7,895	115,978
Eli Lilly & Co.	3,060	2,710,976
Enanta Pharmaceuticals, Inc.†	529	5,480
GSK PLC	15,942	323,222
Ipsen SA	676	83,150
Ironwood Pharmaceuticals, Inc.†	6,130	25,256
Jazz Pharmaceuticals PLC†	1,072	119,431
Johnson & Johnson	755	122,355
McKesson Corp.	230	113,717
Merck & Co., Inc.	16,164	1,835,584
Merck KGaA	112	19,698
Neurocrine Biosciences, Inc.†	1,773	204,285
Novartis AG	5,435	623,867
Novo Nordisk A/S, Class B	6,595	774,869
Ono Pharmaceutical Co., Ltd.	1,400	18,620
Option Care Health, Inc.†	1,307	40,909
Otsuka Holdings Co., Ltd.	1,300	73,111
Pfizer, Inc.	4,054	117,323
Protagonist Therapeutics, Inc.†	941	42,345
Roche Holding AG	350	111,904
Shionogi & Co., Ltd.	6,500	92,870
Summit Therapeutics, Inc.†	2,188	47,917
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Sun Pharmaceutical Industries, Ltd.	3,898	$ 89,588
USANA Health Sciences, Inc.†	215	8,153
Vaxcyte, Inc.†	34	3,885
Voyager Therapeutics, Inc.†	1,295	7,576
Y-mAbs Therapeutics, Inc.†	652	8,574
		12,463,978
Pipelines — 0.6%
Cheniere Energy, Inc.	6,811	1,224,890
Targa Resources Corp.	979	144,902
		1,369,792
Private Equity — 0.2%
3i Group PLC	7,719	341,073
Eurazeo SE	465	38,174
		379,247
Real Estate — 0.2%
Anywhere Real Estate, Inc.†	4,064	20,645
CBRE Group, Inc., Class A†	1,329	165,434
Cushman & Wakefield PLC†	3,818	52,039
Phoenix Mills, Ltd.	4,920	109,204
RMR Group, Inc., Class A	312	7,919
		355,241
REITS — 1.7%
Alexander & Baldwin, Inc.	897	17,222
American Assets Trust, Inc.	369	9,860
American Tower Corp.	702	163,257
Apple Hospitality REIT, Inc.	581	8,628
AvalonBay Communities, Inc.	530	119,382
BrightSpire Capital, Inc.	2,571	14,398
Brixmor Property Group, Inc.	5,320	148,215
Broadstone Net Lease, Inc.	523	9,911
CareTrust REIT, Inc.	267	8,240
Chimera Investment Corp.	665	10,527
COPT Defense Properties	317	9,615
Covivio SA	312	18,945
Crown Castle, Inc.	1,005	119,223
Elme Communities	436	7,669
Empire State Realty Trust, Inc., Class A	842	9,329
Equity Residential	1,573	117,126
First Industrial Realty Trust, Inc.	2,237	125,227
Goodman Group	3,601	92,089
Host Hotels & Resorts, Inc.	6,737	118,571
Industrial Logistics Properties Trust	1,624	7,730
Kite Realty Group Trust	1,025	27,224
Klepierre SA	5,172	169,492
Ladder Capital Corp.	763	8,851
MFA Financial, Inc.	663	8,433
Mid-America Apartment Communities, Inc.	684	108,688
National Health Investors, Inc.	231	19,418
NexPoint Residential Trust, Inc.	274	12,059
Outfront Media, Inc.	2,867	52,695
Park Hotels & Resorts, Inc.	8,683	122,430
Piedmont Office Realty Trust, Inc., Class A	850	8,585
Public Storage	346	125,899
RLJ Lodging Trust	3,712	34,076
Ryman Hospitality Properties, Inc.	505	54,156
Sabra Health Care REIT, Inc.	1,829	34,038
Simon Property Group, Inc.	7,355	1,243,142
SITE Centers Corp.	481	29,100
Sunstone Hotel Investors, Inc.	3,933	40,589
Tanger, Inc.	276	9,158

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
TPG RE Finance Trust, Inc.	1,890	$ 16,122
Urban Edge Properties	2,232	47,742
VICI Properties, Inc.	3,616	120,449
Weyerhaeuser Co.	4,038	136,727
Xenia Hotels & Resorts, Inc.	278	4,106
		3,568,343
Retail — 2.9%
Abercrombie & Fitch Co., Class A†	406	56,799
American Eagle Outfitters, Inc.	1,256	28,122
Associated British Foods PLC	2,353	73,392
Beacon Roofing Supply, Inc.†	98	8,470
BlueLinx Holdings, Inc.†	197	20,768
Buckle, Inc.	212	9,322
Caleres, Inc.	215	7,106
Carvana Co.†	925	161,052
Chipotle Mexican Grill, Inc.†	2,145	123,595
Costco Wholesale Corp.	130	115,248
Dave & Buster's Entertainment, Inc.†	260	8,853
Designer Brands, Inc., Class A	1,327	9,793
El Pollo Loco Holdings, Inc.†	651	8,919
Fast Retailing Co., Ltd.	800	263,948
GMS, Inc.†	141	12,770
Home Depot, Inc.	1,167	472,868
Industria de Diseno Textil SA	6,482	383,428
J. Jill, Inc.	740	18,256
JUMBO SA	1,454	41,596
Kalyan Jewellers India, Ltd.	5,330	46,389
Next PLC	898	117,441
Pandora A/S	1,532	252,224
Ross Stores, Inc.	764	114,990
Sally Beauty Holdings, Inc.†	754	10,232
Target Corp.	814	126,870
TJX Cos., Inc.	11,023	1,295,643
Urban Outfitters, Inc.†	228	8,735
Walmart, Inc.	28,815	2,326,811
		6,123,640
Savings & Loans — 0.0%
Axos Financial, Inc.†	778	48,921
Berkshire Hills Bancorp, Inc.	460	12,388
OceanFirst Financial Corp.	909	16,898
Pacific Premier Bancorp, Inc.	627	15,775
WSFS Financial Corp.	190	9,688
		103,670
Semiconductors — 6.8%
Advanced Micro Devices, Inc.†	820	134,546
Ambarella, Inc.†	674	38,017
Applied Materials, Inc.	1,132	228,721
ASML Holding NV	912	756,927
Broadcom, Inc.	8,083	1,394,317
CEVA, Inc.†	412	9,950
Cirrus Logic, Inc.†	854	106,075
Disco Corp.	600	156,507
Impinj, Inc.†	276	59,760
KLA Corp.	160	123,906
Lam Research Corp.	151	123,228
MaxLinear, Inc.†	608	8,804
MediaTek, Inc.	3,000	111,387
Micron Technology, Inc.	702	72,804
Monolithic Power Systems, Inc.	139	128,505
NVIDIA Corp.	65,387	7,940,597
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Photronics, Inc.†	358	$ 8,864
Qorvo, Inc.†	1,092	112,804
QUALCOMM, Inc.	9,167	1,558,848
Rambus, Inc.†	1,237	52,226
Renesas Electronics Corp.	4,100	59,307
Samsung Electronics Co., Ltd.	5,984	281,422
Silicon Laboratories, Inc.†	329	38,023
SK Hynix, Inc.	565	75,437
Synaptics, Inc.†	117	9,077
Taiwan Semiconductor Manufacturing Co., Ltd.	28,039	847,908
		14,437,967
Shipbuilding — 0.0%
Hyundai Heavy Industries Co., Ltd.†	482	68,041
Software — 6.5%
8x8, Inc.†	4,468	9,115
Adeia, Inc.	620	7,384
Adobe, Inc.†	3,036	1,571,980
Agilysys, Inc.†	242	26,371
Alkami Technology, Inc.†	1,272	40,119
Altair Engineering, Inc., Class A†	94	8,978
Atlassian Corp., Class A†	906	143,882
Autodesk, Inc.†	534	147,106
Bandwidth, Inc., Class A†	1,384	24,234
BlackLine, Inc.†	391	21,560
Blend Labs, Inc., Class A†	11,147	41,801
Cadence Design Systems, Inc.†	554	150,151
CommVault Systems, Inc.†	402	61,848
DocuSign, Inc.†	5,270	327,214
Domo, Inc., Class B†	1,627	12,219
Dropbox, Inc., Class A†	5,058	128,625
Health Catalyst, Inc.†	1,434	11,673
Manhattan Associates, Inc.†	529	148,850
Microsoft Corp.	16,155	6,951,496
Nexon Co., Ltd.	1,900	37,405
Oracle Corp.	788	134,275
PDF Solutions, Inc.†	276	8,744
Pegasystems, Inc.	3,336	243,828
Phreesia, Inc.†	1,265	28,829
PROS Holdings, Inc.†	654	12,112
PubMatic, Inc., Class A†	757	11,256
Rackspace Technology, Inc.†	3,586	8,786
ROBLOX Corp., Class A†	2,692	119,148
Salesforce, Inc.	1,821	498,426
SAP SE	727	165,413
Schrodinger, Inc.†	380	7,049
ServiceNow, Inc.†	718	642,172
Snowflake, Inc., Class A†	1,190	136,683
SS&C Technologies Holdings, Inc.	3,158	234,355
Synopsys, Inc.†	246	124,572
Teradata Corp.†	4,298	130,401
TIS, Inc.	3,000	76,208
Twilio, Inc., Class A†	1,931	125,940
Veeva Systems, Inc., Class A†	4,503	945,045
Weave Communications, Inc.†	1,286	16,461
Workday, Inc., Class A†	488	119,272
Zoom Video Communications, Inc., Class A†	2,056	143,385
		13,804,371
Telecommunications — 1.7%
A10 Networks, Inc.	619	8,938
Arista Networks, Inc.†	394	151,225
AT&T, Inc.	6,617	145,574

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Bharti Airtel, Ltd.	5,140	$ 105,089
Calix, Inc.†	221	8,573
Cisco Systems, Inc.	1,752	93,242
Credo Technology Group Holding, Ltd.†	673	20,728
Deutsche Telekom AG	943	27,702
DigitalBridge Group, Inc.	1,576	22,269
Extreme Networks, Inc.†	3,337	50,155
InterDigital, Inc.	381	53,961
Iridium Communications, Inc.	4,430	134,894
KDDI Corp.	9,700	310,049
Koninklijke KPN NV	41,184	168,202
Lumen Technologies, Inc.†	4,328	30,729
Motorola Solutions, Inc.	1,994	896,562
NETGEAR, Inc.†	639	12,818
Preformed Line Products Co.	65	8,325
Telstra Group, Ltd.	64,372	172,674
TIM SA	37,700	129,618
Verizon Communications, Inc.	18,722	840,805
Viavi Solutions, Inc.†	1,062	9,579
Xiaomi Corp.*†	44,400	128,508
		3,530,219
Toys/Games/Hobbies — 0.1%
Nintendo Co., Ltd.	3,300	175,326
Transportation — 1.1%
ArcBest Corp.	86	9,327
Costamare, Inc.	632	9,935
CSX Corp.	6,681	230,695
Deutsche Post AG	4,440	197,844
Expeditors International of Washington, Inc.	1,005	132,057
FedEx Corp.	414	113,304
Hub Group, Inc., Class A	629	28,588
International Seaways, Inc.	410	21,140
Kirby Corp.†	1,006	123,165
Matson, Inc.	423	60,328
Norfolk Southern Corp.	459	114,061
Safe Bulkers, Inc.	1,724	8,930
Scorpio Tankers, Inc.	725	51,692
SITC International Holdings Co., Ltd.	8,000	21,611
Teekay Corp.†	2,195	20,194
Teekay Tankers, Ltd., Class A	669	38,969
Union Pacific Corp.	3,972	979,019
United Parcel Service, Inc., Class B	927	126,387
		2,287,246
Water — 0.0%
American States Water Co.	102	8,495
California Water Service Group	217	11,766
SJW Group	215	12,494
		32,755
Total Common Stocks (cost $120,718,799)		167,395,828
PREFERRED STOCKS — 0.0%
Computers — 0.0%
Hewlett Packard Enterprise Co. 7.63% (cost $18,350)	367	22,207
Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Apollo Global Management, Inc. (cost $15,200)	304	$ 20,669
CORPORATE BONDS & NOTES — 7.6%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028*	$ 30,000	26,844
7.88%, 04/01/2030*	40,000	41,828
Interpublic Group of Cos., Inc.
4.65%, 10/01/2028	58,000	58,622
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/2027*	15,000	14,914
7.38%, 02/15/2031*	30,000	32,025
		174,233
Aerospace/Defense — 0.2%
Boeing Co.
2.20%, 02/04/2026	47,000	45,260
2.70%, 02/01/2027	12,000	11,383
3.20%, 03/01/2029	10,000	9,256
3.38%, 06/15/2046	29,000	19,691
3.95%, 08/01/2059	25,000	17,097
5.71%, 05/01/2040	10,000	9,757
5.81%, 05/01/2050	5,000	4,831
6.13%, 02/15/2033	33,000	34,623
6.26%, 05/01/2027*	3,000	3,099
6.30%, 05/01/2029*	7,000	7,365
6.39%, 05/01/2031*	20,000	21,267
6.53%, 05/01/2034*	8,000	8,586
6.86%, 05/01/2054*	21,000	23,050
Bombardier, Inc.
7.00%, 06/01/2032*	5,000	5,230
7.25%, 07/01/2031*	5,000	5,286
8.75%, 11/15/2030*	20,000	21,961
Howmet Aerospace, Inc.
3.00%, 01/15/2029	9,000	8,533
5.95%, 02/01/2037	37,000	40,461
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	15,000	14,332
9.38%, 11/30/2029*	5,000	5,424
9.75%, 11/15/2030*	30,000	33,450
Transdigm, Inc.
6.00%, 01/15/2033*	30,000	30,425
TransDigm, Inc.
4.88%, 05/01/2029	15,000	14,604
5.50%, 11/15/2027	15,000	14,948
6.63%, 03/01/2032*	20,000	20,827
6.88%, 12/15/2030*	20,000	20,944
7.13%, 12/01/2031*	5,000	5,288
		456,978
Agriculture — 0.0%
Philip Morris International, Inc.
5.13%, 02/15/2030	56,000	58,094
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	8,750	8,726
5.75%, 04/20/2029*	15,000	14,975
United Airlines, Inc.
4.63%, 04/15/2029*	5,000	4,830
		28,531

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Apparel — 0.1%
Crocs, Inc.
4.25%, 03/15/2029*	$ 15,000	$ 14,181
Hanesbrands, Inc.
9.00%, 02/15/2031*	35,000	37,779
Levi Strauss & Co.
3.50%, 03/01/2031*	40,000	36,254
Tapestry, Inc.
7.85%, 11/27/2033	11,000	11,927
		100,141
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
4.90%, 10/06/2029	19,000	19,022
5.80%, 01/07/2029	28,000	29,123
Hyundai Capital America
4.55%, 09/26/2029*	15,000	14,968
5.35%, 03/19/2029*	22,000	22,663
5.40%, 01/08/2031*	11,000	11,371
6.38%, 04/08/2030*	4,000	4,313
6.50%, 01/16/2029*	35,000	37,547
		139,007
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	20,000	20,615
8.50%, 05/15/2027*	10,000	10,032
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	15,000	13,200
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/2032*	10,000	10,234
		54,081
Banks — 0.8%
Bank of America Corp.
2.50%, 02/13/2031	42,000	38,075
3.85%, 03/08/2037	79,000	73,026
5.43%, 08/15/2035	51,000	52,280
5.47%, 01/23/2035	16,000	16,826
6.10%, 03/17/2025(2)	87,000	87,120
Bank of Montreal
3.80%, 12/15/2032	13,000	12,634
Bank of Nova Scotia
5.35%, 12/07/2026	41,000	42,039
Citigroup, Inc.
3.88%, 02/18/2026(2)	37,000	35,612
4.45%, 09/29/2027	110,000	110,153
6.17%, 05/25/2034	13,000	13,871
7.13%, 08/15/2029(2)	33,000	34,351
Deutsche Bank AG
2.31%, 11/16/2027	150,000	142,704
Fifth Third Bancorp
6.34%, 07/27/2029	33,000	35,077
First-Citizens Bank & Trust Co.
6.13%, 03/09/2028	40,000	41,826
Freedom Mortgage Corp.
6.63%, 01/15/2027*	20,000	20,046
12.00%, 10/01/2028*	20,000	21,848
Goldman Sachs Group, Inc.
3.65%, 08/10/2026(2)	6,000	5,688
6.13%, 11/10/2034(2)	70,000	70,303
JPMorgan Chase & Co.
3.65%, 06/01/2026(2)	11,000	10,642
4.60%, 02/01/2025(2)	66,000	65,427
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.72%, 09/14/2033	$ 47,000	$ 49,832
6.07%, 10/22/2027	92,000	95,349
JPMorgan Chase & Co. FRS
6.38%, (TSFR3M+1.26%), 05/15/2077	31,000	27,991
Morgan Stanley
5.12%, 02/01/2029	166,000	170,190
5.30%, 04/20/2037	10,000	10,076
5.94%, 02/07/2039	29,000	30,449
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	57,000	56,189
Truist Financial Corp.
5.71%, 01/24/2035	37,000	38,979
US Bancorp
2.49%, 11/03/2036	58,000	48,948
Wells Fargo & Co.
3.90%, 03/15/2026(2)	20,000	19,438
5.57%, 07/25/2029	125,000	130,051
Westpac Banking Corp.
2.96%, 11/16/2040	23,000	17,402
4.42%, 07/24/2039	30,000	28,402
		1,652,844
Biotechnology — 0.1%
Amgen, Inc.
3.20%, 11/02/2027	22,000	21,430
5.25%, 03/02/2030	36,000	37,563
5.65%, 03/02/2053	17,000	17,883
5.75%, 03/02/2063	21,000	22,166
Illumina, Inc.
4.65%, 09/09/2026	22,000	22,137
Royalty Pharma PLC
5.15%, 09/02/2029	25,000	25,642
5.40%, 09/02/2034	27,000	27,698
		174,519
Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	25,000	24,112
Builders FirstSource, Inc.
4.25%, 02/01/2032*	10,000	9,243
6.38%, 06/15/2032*	10,000	10,366
6.38%, 03/01/2034*	15,000	15,575
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	20,000	20,238
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	10,000	9,259
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	40,000	41,244
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	15,000	15,549
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	20,000	19,427
Owens Corning
3.50%, 02/15/2030	25,000	23,744
5.70%, 06/15/2034	34,000	36,095
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031*	25,000	26,967
Standard Building Solutions, Inc.
6.50%, 08/15/2032*	15,000	15,532
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	4,454
4.38%, 07/15/2030*	30,000	28,395
		300,200

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.3%
Avient Corp
6.25%, 11/01/2031*	$ 10,000	$ 10,251
Avient Corp.
7.13%, 08/01/2030*	20,000	20,853
Celanese US Holdings LLC
1.40%, 08/05/2026	17,000	16,041
6.17%, 07/15/2027	67,000	69,426
6.33%, 07/15/2029	12,000	12,725
6.55%, 11/15/2030	16,000	17,246
Cerdia Finanz GmbH
9.38%, 10/03/2031*	15,000	15,300
CF Industries, Inc.
4.95%, 06/01/2043	53,000	49,850
FMC Corp.
5.65%, 05/18/2033	37,000	38,267
Huntsman International LLC
4.50%, 05/01/2029	67,000	65,773
5.70%, 10/15/2034	15,000	14,877
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	15,000	13,155
4.45%, 09/26/2028	38,000	38,146
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029*	25,000	24,316
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,941
4.20%, 04/01/2029	27,000	26,908
Rain Carbon, Inc.
12.25%, 09/01/2029*	20,000	21,602
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	45,000	43,385
6.63%, 05/01/2029*	30,000	28,847
Tronox, Inc.
4.63%, 03/15/2029*	20,000	18,683
Vibrantz Technologies, Inc.
9.00%, 02/15/2030*	25,000	23,355
Westlake Chemical Corp.
2.88%, 08/15/2041	24,000	17,420
WR Grace Holdings LLC
5.63%, 08/15/2029*	15,000	14,091
7.38%, 03/01/2031*	15,000	15,716
		624,174
Coal — 0.0%
Coronado Finance Pty Ltd.
9.25%, 10/01/2029*	10,000	10,276
Commercial Services — 0.2%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	30,000	30,645
Block, Inc.
3.50%, 06/01/2031	20,000	18,237
EquipmentShare.com, Inc.
9.00%, 05/15/2028*	15,000	15,664
ERAC USA Finance LLC
5.63%, 03/15/2042*	39,000	41,427
Garda World Security Corp.
9.50%, 11/01/2027*	22,000	22,029
Gartner, Inc.
3.63%, 06/15/2029*	6,000	5,726
3.75%, 10/01/2030*	50,000	46,938
Herc Holdings, Inc.
5.50%, 07/15/2027*	15,000	14,981
6.63%, 06/15/2029*	15,000	15,537
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$ 25,000	$ 24,489
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25%, 01/15/2028*	30,000	30,008
RR Donnelley & Sons Co.
9.50%, 08/01/2029*	35,000	35,298
Service Corp. International
3.38%, 08/15/2030	5,000	4,531
4.63%, 12/15/2027	14,000	13,811
5.13%, 06/01/2029	20,000	19,973
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026*	15,000	14,845
United Rentals North America, Inc.
6.13%, 03/15/2034*	20,000	20,669
		374,808
Computers — 0.1%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	15,000	14,514
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	20,000	18,511
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	20,000	21,101
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	20,000	19,949
4.85%, 10/15/2031	24,000	23,950
5.00%, 10/15/2034	12,000	11,880
5.60%, 10/15/2054	24,000	23,561
McAfee Corp.
7.38%, 02/15/2030*	60,000	58,522
Seagate HDD Cayman
3.13%, 07/15/2029	10,000	9,015
		201,003
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	20,000	19,559
6.63%, 07/15/2030*	15,000	15,586
Kenvue, Inc.
4.90%, 03/22/2033	65,000	67,284
5.05%, 03/22/2053	12,000	12,330
		114,759
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	18,698
4.00%, 01/15/2028*	20,000	19,245
Gates Corp.
6.88%, 07/01/2029*	5,000	5,179
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	10,000	10,338
7.75%, 03/15/2031*	15,000	15,975
		69,435
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 01/19/2029	150,000	153,285
Air Lease Corp.
3.25%, 10/01/2029	37,000	34,782
4.63%, 10/01/2028	47,000	47,164
5.85%, 12/15/2027	5,000	5,214
Ally Financial, Inc.
8.00%, 11/01/2031	46,000	52,077

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	$ 10,000	$ 10,642
Aviation Capital Group LLC
5.38%, 07/15/2029*	41,000	41,882
Capital One Financial Corp.
3.75%, 03/09/2027	26,000	25,670
7.62%, 10/30/2031	29,000	32,959
Credit Acceptance Corp.
9.25%, 12/15/2028*	30,000	32,082
Encore Capital Group, Inc.
8.50%, 05/15/2030*	20,000	21,079
GGAM Finance, Ltd.
8.00%, 02/15/2027*	10,000	10,450
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	12,000	9,913
4.35%, 06/15/2029	23,000	23,180
Jefferies Financial Group, Inc.
5.15%, 09/15/2025	35,000	35,046
6.20%, 04/14/2034	17,000	18,198
Jefferson Capital Holdings LLC
9.50%, 02/15/2029*	60,000	64,062
LPL Holdings, Inc.
6.75%, 11/17/2028	22,000	23,659
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	5,000	5,204
6.50%, 03/26/2031*	5,000	5,278
Nasdaq, Inc.
5.55%, 02/15/2034	7,000	7,385
Nationstar Mortgage Holdings, Inc.
5.75%, 11/15/2031*	55,000	53,876
7.13%, 02/01/2032*	25,000	26,109
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.88%, 04/15/2045*	17,000	14,841
OneMain Finance Corp.
5.38%, 11/15/2029	50,000	48,049
7.13%, 11/15/2031	10,000	10,120
7.50%, 05/15/2031	20,000	20,587
PHH Mortgage Corp.
7.88%, 03/15/2026*	20,000	20,102
PRA Group, Inc.
8.88%, 01/31/2030*	45,000	46,870
		899,765
Electric — 0.7%
AES Corp.
2.45%, 01/15/2031	40,000	34,642
American Electric Power Co., Inc.
4.30%, 12/01/2028	36,000	35,960
5.63%, 03/01/2033	8,000	8,440
American Transmission Systems, Inc.
2.65%, 01/15/2032*	12,000	10,543
Appalachian Power Co.
5.80%, 10/01/2035	17,000	17,799
Calpine Corp.
5.00%, 02/01/2031*	10,000	9,682
5.25%, 06/01/2026*	10,000	9,961
Commonwealth Edison Co.
5.88%, 02/01/2033	20,000	21,494
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	11,000	9,820
Security Description	Shares or Principal Amount	Value

Electric (continued)
Constellation Energy Generation LLC
5.60%, 03/01/2028	$ 56,000	$ 58,447
5.75%, 03/15/2054	17,000	17,986
6.13%, 01/15/2034	16,000	17,584
6.50%, 10/01/2053	40,000	46,232
DTE Energy Co.
4.95%, 07/01/2027	28,000	28,473
Duke Energy Corp.
4.85%, 01/05/2029	5,000	5,102
5.45%, 06/15/2034	45,000	46,964
5.80%, 06/15/2054	34,000	35,891
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	15,000	14,686
Electricite de France SA
4.75%, 10/13/2035*	45,000	44,217
Eversource Energy
5.13%, 05/15/2033	45,000	45,763
5.45%, 03/01/2028	18,000	18,661
Exelon Corp.
5.15%, 03/15/2029	64,000	66,309
5.45%, 03/15/2034	8,000	8,392
FirstEnergy Transmission LLC
4.55%, 01/15/2030*	10,000	10,088
Georgia Power Co.
4.95%, 05/17/2033	37,000	38,036
5.25%, 03/15/2034	24,000	25,161
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	41,000	39,635
NRG Energy, Inc.
2.00%, 12/02/2025*	37,000	35,699
2.45%, 12/02/2027*	28,000	26,233
10.25%, 03/15/2028*(2)	20,000	22,559
Oncor Electric Delivery Co. LLC
4.95%, 09/15/2052	55,000	53,586
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	11,246
2.95%, 03/01/2026	10,000	9,760
4.95%, 07/01/2050	13,000	11,822
5.55%, 05/15/2029	13,000	13,504
5.90%, 06/15/2032	21,000	22,223
6.10%, 01/15/2029	13,000	13,725
6.75%, 01/15/2053	25,000	28,504
6.95%, 03/15/2034	21,000	23,867
PacifiCorp
2.70%, 09/15/2030	11,000	9,981
6.25%, 10/15/2037	11,000	12,175
PG&E Corp.
5.25%, 07/01/2030	30,000	29,796
7.38%, 03/15/2055	15,000	15,733
Puget Sound Energy, Inc.
5.45%, 06/01/2053	21,000	21,701
Sempra Energy
5.50%, 08/01/2033	21,000	22,022
Southern Co.
5.50%, 03/15/2029	5,000	5,245
5.70%, 03/15/2034	29,000	31,126
Virginia Electric & Power Co.
5.05%, 08/15/2034	33,000	33,876
Vista Operations Co. LLC
3.70%, 01/30/2027*	41,000	40,162
Vistra Corp.
7.00%, 12/15/2026*(2)	10,000	10,208
8.00%, 10/15/2026*(2)	15,000	15,713

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Vistra Operations Co. LLC
4.30%, 07/15/2029*	$ 27,000	$ 26,462
5.00%, 07/31/2027*	10,000	9,951
6.00%, 04/15/2034*	34,000	36,335
6.88%, 04/15/2032*	15,000	15,779
6.95%, 10/15/2033*	16,000	18,038
7.75%, 10/15/2031*	25,000	26,915
		1,379,914
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	10,000	9,470
WESCO Distribution, Inc.
6.38%, 03/15/2029*	5,000	5,166
6.63%, 03/15/2032*	25,000	26,040
		40,676
Electronics — 0.1%
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	15,000	15,737
Flex, Ltd.
5.25%, 01/15/2032	33,000	33,309
Imola Merger Corp.
4.75%, 05/15/2029*	40,000	39,031
Sensata Technologies, Inc.
3.75%, 02/15/2031*	103,000	94,301
TTM Technologies, Inc.
4.00%, 03/01/2029*	35,000	33,164
		215,542
Engineering & Construction — 0.0%
Arcosa, Inc.
6.88%, 08/15/2032*	10,000	10,465
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/2029*	25,000	23,239
MasTec, Inc.
5.90%, 06/15/2029	46,000	48,005
		81,709
Entertainment — 0.2%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	40,000	38,049
6.50%, 02/15/2032*	5,000	5,172
7.00%, 02/15/2030*	35,000	36,564
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030*	20,000	20,022
Cinemark USA, Inc.
5.25%, 07/15/2028*	20,000	19,666
Light & Wonder International, Inc.
7.25%, 11/15/2029*	35,000	36,212
7.50%, 09/01/2031*	5,000	5,244
Live Nation Entertainment, Inc.
6.50%, 05/15/2027*	10,000	10,200
Penn Entertainment, Inc.
5.63%, 01/15/2027*	25,000	24,758
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	25,000	24,811
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	25,000	25,893
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 05/01/2032*	10,000	10,356
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	$ 80,000	$ 77,356
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	30,000	29,640
7.13%, 02/15/2031*	35,000	37,761
		401,704
Environmental Control — 0.1%
Clean Harbors, Inc.
6.38%, 02/01/2031*	10,000	10,244
GFL Environmental, Inc.
4.75%, 06/15/2029*	15,000	14,632
6.75%, 01/15/2031*	5,000	5,244
Madison IAQ LLC
4.13%, 06/30/2028*	10,000	9,650
5.88%, 06/30/2029*	35,000	34,075
Republic Services, Inc.
5.00%, 11/15/2029	64,000	66,288
Waste Connections, Inc.
4.25%, 12/01/2028	46,000	46,166
Wrangler Holdco Corp.
6.63%, 04/01/2032*	10,000	10,394
		196,693
Food — 0.1%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029*	25,000	26,253
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl
3.00%, 02/02/2029	46,000	42,805
6.75%, 03/15/2034*	38,000	42,100
Kroger Co.
4.70%, 08/15/2026	46,000	46,298
Mars, Inc.
4.65%, 04/20/2031*	9,000	9,079
US Foods, Inc.
5.75%, 04/15/2033*	20,000	20,021
7.25%, 01/15/2032*	5,000	5,292
		191,848
Food Service — 0.0%
Aramark Services, Inc.
5.00%, 02/01/2028*	25,000	24,920
Forest Products & Paper — 0.0%
Mercer International, Inc.
5.13%, 02/01/2029	15,000	12,798
12.88%, 10/01/2028*	10,000	10,498
		23,296
Gas — 0.0%
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034	21,000	21,840
NiSource, Inc.
5.20%, 07/01/2029	41,000	42,453
Souther Co. Gas Capital Corp.
4.95%, 09/15/2034	25,000	25,261
		89,554
Healthcare-Products — 0.0%
Bausch & Lomb Corp.
8.38%, 10/01/2028*	15,000	15,862
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	23,000	23,434

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
Medline Borrower LP
3.88%, 04/01/2029*	$ 25,000	$ 23,669
5.25%, 10/01/2029*	15,000	14,718
		77,683
Healthcare-Services — 0.2%
Centene Corp.
3.00%, 10/15/2030	15,000	13,428
4.63%, 12/15/2029	20,000	19,572
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	10,000	9,413
4.00%, 03/15/2031*	10,000	9,219
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	45,000	41,414
5.63%, 03/15/2027*	15,000	14,761
6.88%, 04/01/2028*	10,000	8,405
10.88%, 01/15/2032*	20,000	22,040
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	10,000	10,515
DaVita, Inc.
6.88%, 09/01/2032*	60,000	61,983
HCA, Inc.
3.63%, 03/15/2032	11,000	10,172
4.50%, 02/15/2027	3,000	3,004
5.60%, 04/01/2034	13,000	13,547
6.00%, 04/01/2054	19,000	20,075
Humana, Inc.
5.75%, 03/01/2028	46,000	47,969
Tenet Healthcare Corp.
4.25%, 06/01/2029	15,000	14,463
5.13%, 11/01/2027	70,000	69,735
6.13%, 06/15/2030	25,000	25,408
		415,123
Home Builders — 0.1%
DR Horton, Inc.
5.00%, 10/15/2034	41,000	41,570
LGI Homes, Inc.
8.75%, 12/15/2028*	30,000	32,127
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	20,000	19,871
5.75%, 01/15/2028*	10,000	10,175
5.88%, 06/15/2027*	10,000	10,208
Toll Brothers Finance Corp.
3.80%, 11/01/2029	23,000	22,318
4.35%, 02/15/2028	20,000	19,895
		156,164
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	30,000	30,873
8.50%, 06/15/2029*	30,000	31,325
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	35,000	33,609
7.00%, 01/15/2031*	35,000	35,966
7.38%, 10/01/2032*	10,000	10,139
Athene Global Funding
5.53%, 07/11/2031*	46,000	47,277
Athene Holding, Ltd.
5.88%, 01/15/2034	46,000	48,145
6.25%, 04/01/2054	11,000	11,726
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	$ 12,000	$ 8,434
4.30%, 05/15/2043	25,000	23,746
CNA Financial Corp.
5.13%, 02/15/2034	24,000	24,542
CNO Financial Group, Inc.
5.25%, 05/30/2025	11,000	11,006
5.25%, 05/30/2029	15,000	15,181
6.45%, 06/15/2034	55,000	58,141
CNO Global Funding
4.95%, 09/09/2029*	10,000	10,037
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	28,000	28,839
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/2028	65,000	65,767
Fidelity National Financial, Inc.
3.20%, 09/17/2051	23,000	15,392
HUB International, Ltd.
7.25%, 06/15/2030*	25,000	26,047
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	10,000	10,699
10.50%, 12/15/2030*	25,000	27,187
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	58,000	42,063
MetLife, Inc.
6.40%, 12/15/2066	37,000	39,230
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	16,000	19,099
		674,470
Internet — 0.2%
Match Group Holdings II LLC
4.13%, 08/01/2030*	15,000	14,051
4.63%, 06/01/2028*	15,000	14,584
Meta Platforms, Inc.
4.75%, 08/15/2034	23,000	23,476
5.40%, 08/15/2054	95,000	99,527
5.55%, 08/15/2064	23,000	24,566
5.75%, 05/15/2063	37,000	40,557
Netflix, Inc.
4.90%, 08/15/2034	10,000	10,343
5.38%, 11/15/2029*	59,000	62,076
5.40%, 08/15/2054	10,000	10,586
5.88%, 11/15/2028	10,000	10,657
Wayfair LLC
7.25%, 10/31/2029*	5,000	5,122
		315,545
Investment Companies — 0.1%
Ares Capital Corp.
3.88%, 01/15/2026	82,000	80,806
7.00%, 01/15/2027	5,000	5,205
Blackstone Private Credit Fund
3.25%, 03/15/2027	23,000	21,919
		107,930
Iron/Steel — 0.1%
Allegheny Technologies, Inc.
5.13%, 10/01/2031	5,000	4,857
ArcelorMittal
7.50%, 10/15/2039	37,000	42,010
ATI, Inc.
4.88%, 10/01/2029	5,000	4,833
5.88%, 12/01/2027	30,000	29,961

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel (continued)
7.25%, 08/15/2030	$ 25,000	$ 26,621
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	22,288
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	20,000	20,220
Commercial Metals Co.
4.38%, 03/15/2032	5,000	4,753
TMS International Corp.
6.25%, 04/15/2029*	25,000	23,806
United States Steel Corp.
6.65%, 06/01/2037	10,000	10,266
		189,615
Leisure Time — 0.1%
Brunswick Corp.
5.85%, 03/18/2029	23,000	23,742
Carnival Corp.
5.75%, 03/01/2027*	40,000	40,510
7.00%, 08/15/2029*	5,000	5,313
10.50%, 06/01/2030*	15,000	16,286
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	15,000	16,186
NCL Corp., Ltd.
7.75%, 02/15/2029*	15,000	16,074
8.13%, 01/15/2029*	10,000	10,692
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	5,000	4,944
5.50%, 08/31/2026*	10,000	10,098
5.63%, 09/30/2031*	15,000	15,197
6.00%, 02/01/2033*	40,000	41,007
6.25%, 03/15/2032*	5,000	5,187
Viking Cruises, Ltd.
7.00%, 02/15/2029*	10,000	10,126
9.13%, 07/15/2031*	25,000	27,339
		242,701
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 06/15/2031*	35,000	33,419
Full House Resorts, Inc.
8.25%, 02/15/2028*	35,000	35,052
Station Casinos LLC
4.63%, 12/01/2031*	20,000	18,546
6.63%, 03/15/2032*	15,000	15,334
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*	20,000	19,933
		122,284
Machinery-Construction & Mining — 0.0%
Manitowoc Co., Inc.
9.25%, 10/01/2031*	10,000	10,250
Oshkosh Corp.
3.10%, 03/01/2030	8,000	7,410
4.60%, 05/15/2028	36,000	36,193
Terex Corp.
5.00%, 05/15/2029*	15,000	14,641
6.25%, 10/15/2032*	15,000	15,000
		83,494
Machinery-Diversified — 0.0%
Chart Industries, Inc.
7.50%, 01/01/2030*	25,000	26,348
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
9.50%, 01/01/2031*	$ 10,000	$ 10,899
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	55,000	58,137
		95,384
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	13,226
4.75%, 03/01/2030*	85,000	78,186
4.75%, 02/01/2032*	25,000	22,032
5.38%, 06/01/2029*	50,000	48,185
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	37,000	32,943
Comcast Corp.
4.00%, 11/01/2049	41,000	34,244
Directv Financing LLC
8.88%, 02/01/2030*	10,000	10,059
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027*	25,000	24,546
DISH DBS Corp.
5.25%, 12/01/2026*	10,000	9,241
5.88%, 11/15/2024	10,000	9,942
Gray Television, Inc.
5.38%, 11/15/2031*	25,000	15,636
McGraw-Hill Education, Inc.
5.75%, 08/01/2028*	10,000	9,882
7.38%, 09/01/2031*	25,000	25,939
8.00%, 08/01/2029*	30,000	30,108
News Corp.
3.88%, 05/15/2029*	20,000	18,916
Nexstar Media, Inc.
4.75%, 11/01/2028*	15,000	14,332
Paramount Global
3.70%, 06/01/2028	28,000	26,567
4.20%, 06/01/2029	18,000	17,089
4.38%, 03/15/2043	24,000	17,757
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	25,000	21,782
4.00%, 07/15/2028*	15,000	14,152
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	9,000	10,358
Walt Disney Co.
4.75%, 09/15/2044	20,000	19,265
7.75%, 12/01/2045	3,000	4,002
		528,389
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
6.13%, 04/15/2032*	20,000	20,457
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	7,334
Glencore Funding LLC
2.50%, 09/01/2030*	24,000	21,517
5.63%, 04/04/2034*	40,000	41,745
6.38%, 10/06/2030*	29,000	31,524
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	25,000	25,359
Novelis Corp.
3.88%, 08/15/2031*	15,000	13,712
4.75%, 01/30/2030*	15,000	14,543
		176,191

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	$ 25,000	$ 23,570
Oil & Gas — 0.5%
Aker BP ASA
5.80%, 10/01/2054*	75,000	73,889
Canadian Natural Resources, Ltd.
7.20%, 01/15/2032	37,000	42,033
Cenovus Energy, Inc.
6.75%, 11/15/2039	2,000	2,258
Chesapeake Energy Corp.
6.75%, 04/15/2029*	55,000	56,031
Chord Energy Corp.
6.38%, 06/01/2026*	25,000	25,053
Civitas Resources, Inc.
8.38%, 07/01/2028*	10,000	10,395
8.63%, 11/01/2030*	5,000	5,297
8.75%, 07/01/2031*	25,000	26,463
Comstock Resources, Inc.
5.88%, 01/15/2030*	5,000	4,675
6.75%, 03/01/2029*	15,000	14,645
Devon Energy Corp.
7.95%, 04/15/2032	20,000	23,487
Devon Financing Co. LLC
7.88%, 09/30/2031	10,000	11,652
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	30,000	30,537
Kraken Oil & Gas Partners LLC
7.63%, 08/15/2029*	35,000	34,953
Matador Resources Co.
6.25%, 04/15/2033*	35,000	34,413
6.50%, 04/15/2032*	15,000	14,979
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	20,045
8.88%, 08/15/2031*	30,000	28,538
Occidental Petroleum Corp.
5.20%, 08/01/2029	28,000	28,465
5.55%, 10/01/2034	64,000	64,972
6.20%, 03/15/2040	55,000	57,098
7.50%, 05/01/2031	20,000	22,726
Ovintiv, Inc.
5.65%, 05/15/2028	12,000	12,379
6.25%, 07/15/2033	9,000	9,524
Permian Resources Operating LLC
5.38%, 01/15/2026*	35,000	34,881
Precision Drilling Corp.
6.88%, 01/15/2029*	15,000	14,969
7.13%, 01/15/2026*	13,000	12,983
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/2028*	25,000	26,153
SM Energy Co.
6.50%, 07/15/2028	20,000	19,978
6.63%, 01/15/2027	10,000	10,021
6.75%, 09/15/2026	10,000	9,995
7.00%, 08/01/2032*	40,000	40,155
Southwestern Energy Co.
5.38%, 02/01/2029	45,000	44,848
5.38%, 03/15/2030	15,000	14,954
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	35,000	33,254
Transocean Aquila, Ltd.
8.00%, 09/30/2028*	4,539	4,642
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Transocean Poseidon, Ltd.
6.88%, 02/01/2027*	$ 12,000	$ 11,980
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028*	15,000	15,450
Transocean, Inc.
6.80%, 03/15/2038	20,000	16,322
8.75%, 02/15/2030*	8,500	8,862
Viper Energy Partners LP
7.38%, 11/01/2031*	15,000	15,820
Viper Energy, Inc.
5.38%, 11/01/2027*	20,000	19,918
Vital Energy, Inc.
7.75%, 07/31/2029*	5,000	4,975
7.88%, 04/15/2032*	30,000	29,061
		1,043,728
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/2029*	10,000	10,299
Packaging & Containers — 0.1%
Berry Global, Inc.
1.57%, 01/15/2026	30,000	28,868
1.65%, 01/15/2027	48,000	45,061
5.50%, 04/15/2028	4,000	4,099
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	25,000	26,344
Graham Packaging Co., Inc.
7.13%, 08/15/2028*	10,000	9,901
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	9,396
Intelligent Packaging Holdco Issuer LP
9.00%, 01/15/2026*(3)	20,000	20,000
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co.-Issuer LLC
6.00%, 09/15/2028*	50,000	49,576
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*	20,000	20,664
9.25%, 04/15/2027*	25,000	25,634
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*	30,000	30,820
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028*	15,000	14,368
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,179
8.20%, 01/15/2030	20,000	23,345
		309,255
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.95%, 03/15/2031	40,000	41,592
5.05%, 03/15/2034	12,000	12,534
Bausch Health Cos., Inc.
6.13%, 02/01/2027*	15,000	13,548
CVS Health Corp.
4.78%, 03/25/2038	18,000	16,983
Elanco Animal Health, Inc.
6.65%, 08/28/2028	15,000	15,526
Eli Lilly & Co.
4.88%, 02/27/2053	16,000	16,018
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	15,000	16,073

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	$ 38,000	$ 38,733
5.30%, 05/19/2053	26,000	26,895
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	200,000	198,375
Wyeth LLC
5.95%, 04/01/2037	8,000	8,862
Zoetis, Inc.
2.00%, 05/15/2030	16,000	14,140
		419,279
Pipelines — 0.4%
Cheniere Energy Partners LP
3.25%, 01/31/2032	33,000	29,509
4.50%, 10/01/2029	51,000	50,303
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	21,000	22,240
6.54%, 11/15/2053*	21,000	23,652
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	21,000	25,377
Enbridge, Inc.
4.25%, 12/01/2026	11,000	10,988
Energy Transfer LP
5.25%, 07/01/2029	61,000	62,826
6.63%, 02/15/2028(2)	80,000	78,853
Energy Transfer Operating LP
6.50%, 02/01/2042	2,000	2,186
Hess Midstream Operations LP
5.13%, 06/15/2028*	10,000	9,893
5.50%, 10/15/2030*	10,000	9,979
5.63%, 02/15/2026*	25,000	25,002
6.50%, 06/01/2029*	10,000	10,350
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	6,000	5,802
Kinder Morgan, Inc.
7.75%, 01/15/2032	12,000	14,016
Kinetik Holdings LP
5.88%, 06/15/2030*	25,000	25,170
Oneok, Inc.
4.75%, 10/15/2031	35,000	35,000
ONEOK, Inc.
6.10%, 11/15/2032	40,000	43,059
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	33,000	33,086
5.58%, 10/01/2034*	18,000	18,173
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	37,000	36,728
5.00%, 01/15/2028	41,000	40,996
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	15,000	14,175
6.25%, 01/15/2030*	61,000	63,944
Venture Global LNG, Inc.
8.13%, 06/01/2028*	10,000	10,425
8.38%, 06/01/2031*	30,000	31,678
9.00%, 09/30/2029*(2)	25,000	25,341
9.50%, 02/01/2029*	20,000	22,530
9.88%, 02/01/2032*	20,000	22,224
		803,505
Security Description	Shares or Principal Amount	Value

Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	$ 29,000	$ 28,158
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	16,000	14,863
REITS — 0.3%
American Tower Corp.
2.90%, 01/15/2030	34,000	31,441
3.13%, 01/15/2027	76,000	73,978
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	40,000	35,795
Crown Castle, Inc.
3.80%, 02/15/2028	31,000	30,430
4.75%, 05/15/2047	5,000	4,548
4.90%, 09/01/2029	23,000	23,378
Crown Castle, Inc.
3.65%, 09/01/2027	14,000	13,724
EPR Properties
4.50%, 06/01/2027	11,000	10,839
Equinix, Inc.
3.20%, 11/18/2029	48,000	45,307
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	17,000	15,039
6.75%, 12/01/2033	29,000	31,900
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	20,000	19,509
5.25%, 10/01/2025*	5,000	4,985
7.00%, 07/15/2031*	15,000	15,904
Pebblebrook Hotel LP / PEB Finance Corp.
6.38%, 10/15/2029*	5,000	5,033
Prologis LP
2.25%, 04/15/2030	10,000	9,030
5.00%, 03/15/2034	34,000	34,865
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	30,000	31,003
7.25%, 07/15/2028*	10,000	10,464
VICI Properties LP
4.75%, 02/15/2028	26,000	26,100
5.75%, 04/01/2034	34,000	35,608
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	12,000	11,704
3.88%, 02/15/2029*	28,000	26,816
4.50%, 01/15/2028*	33,000	32,553
Weyerhaeuser Co.
7.38%, 03/15/2032	6,000	6,945
		586,898
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	25,000	23,054
6.13%, 06/15/2029*	10,000	10,288
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	30,000	27,659
3.55%, 07/26/2027*	30,000	29,361
Bath & Body Works, Inc.
6.88%, 11/01/2035	40,000	41,680
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/2027*(3)	15,000	14,841
Beacon Roofing Supply, Inc.
4.13%, 05/15/2029*	10,000	9,421

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Carvana Co.
12.00%, 12/01/2028*(3)	$ 20,000	$ 21,004
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	35,000	32,608
FirstCash, Inc.
6.88%, 03/01/2032*	45,000	46,311
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	30,000	26,418
Home Depot, Inc.
4.75%, 06/25/2029	20,000	20,614
4.95%, 06/25/2034	18,000	18,713
5.30%, 06/25/2054	18,000	18,917
LBM Acquisition LLC
6.25%, 01/15/2029*	20,000	18,912
Target Corp.
4.50%, 09/15/2034	35,000	35,003
White Cap Buyer LLC
6.88%, 10/15/2028*	45,000	45,420
White Cap Parent LLC
8.25%, 03/15/2026*(3)	10,000	10,006
		450,230
Semiconductors — 0.1%
Analog Devices, Inc.
5.05%, 04/01/2034	29,000	30,367
Broadcom, Inc.
3.19%, 11/15/2036*	35,000	29,664
4.93%, 05/15/2037*	85,000	84,926
Marvell Technology, Inc.
5.75%, 02/15/2029	33,000	34,623
5.95%, 09/15/2033	29,000	31,165
		210,745
Software — 0.2%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	28,818
Atlassian Corp.
5.25%, 05/15/2029	13,000	13,436
5.50%, 05/15/2034	8,000	8,372
Cloud Software Group, Inc.
6.50%, 03/31/2029*	50,000	49,748
9.00%, 09/30/2029*	15,000	15,264
MSCI, Inc.
3.63%, 09/01/2030*	55,000	51,677
Oracle Corp.
2.88%, 03/25/2031	13,000	11,827
3.65%, 03/25/2041	59,000	48,778
6.50%, 04/15/2038	11,000	12,514
RingCentral, Inc.
8.50%, 08/15/2030*	25,000	26,746
Rocket Software, Inc.
6.50%, 02/15/2029*	20,000	19,032
Salesforce.com, Inc.
2.90%, 07/15/2051	35,000	24,426
3.05%, 07/15/2061	19,000	12,770
ServiceNow, Inc.
1.40%, 09/01/2030	35,000	30,032
Twilio, Inc.
3.88%, 03/15/2031	30,000	27,715
UKG, Inc.
6.88%, 02/01/2031*	30,000	30,999
Security Description	Shares or Principal Amount	Value

Software (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/2029*	$ 25,000	$ 23,109
		435,263
Telecommunications — 0.2%
AT&T, Inc.
2.55%, 12/01/2033	46,000	38,773
4.75%, 05/15/2046	5,000	4,679
Cisco Systems, Inc.
5.30%, 02/26/2054	27,000	28,647
CommScope Technologies LLC
6.00%, 06/15/2025*	8,000	7,740
CommScope, Inc.
6.00%, 03/01/2026*	10,000	9,725
Frontier Communications Holdings LLC
5.88%, 10/15/2027*	15,000	15,061
8.75%, 05/15/2030*	15,000	15,985
Level 3 Financing, Inc.
10.50%, 05/15/2030*	26,000	27,982
Rogers Communications, Inc.
3.80%, 03/15/2032	24,000	22,268
5.00%, 02/15/2029	46,000	46,943
Sprint Capital Corp.
6.88%, 11/15/2028	42,000	45,856
T-Mobile USA, Inc.
2.88%, 02/15/2031	10,000	9,090
3.38%, 04/15/2029	33,000	31,672
3.75%, 04/15/2027	15,000	14,820
3.88%, 04/15/2030	7,000	6,807
5.05%, 07/15/2033	50,000	51,250
Verizon Communications, Inc.
2.10%, 03/22/2028	12,000	11,196
3.70%, 03/22/2061	33,000	24,974
4.33%, 09/21/2028	85,000	85,461
		498,929
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
3.38%, 04/01/2026*	5,000	4,888
Transportation — 0.0%
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	30,000	31,268
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	10,000	9,802
4.40%, 07/01/2027*	85,000	85,030
		94,832
Total Corporate Bonds & Notes (cost $16,109,166)		16,229,387
CONVERTIBLE BONDS & NOTES — 0.0%
Computers — 0.0%
Parsons Corp.
2.63%, 03/01/2029*	10,000	12,555
Food — 0.0%
Chefs' Warehouse, Inc.
2.38%, 12/15/2028	15,000	17,549
Internet — 0.0%
Uber Technologies, Inc.
0.88%, 12/01/2028*	15,000	18,780

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE BONDS & NOTES (continued)
Oil & Gas — 0.0%
Nabors Industries, Inc.
1.75%, 06/15/2029	$ 10,000	$ 7,780
Real Estate — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp.
0.25%, 06/15/2026	17,000	14,849
Total Convertible Bonds & Notes (cost $69,802)		71,513
LOANS(4)(5)(6) — 0.3%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
8.96%, (TSFR1M+4.00%), 08/23/2028	5,853	5,832
Airlines — 0.0%
Aadvantage Loyalty LP, Ltd. FRS
10.29% , (TSFR3M+4.75%), 04/20/2028	32,917	33,796
United Airlines Holdings, Inc. FRS
8.03% , (TSFR3M+2.75%), 02/22/2031	19,900	19,912
		53,708
Auto Parts & Equipment — 0.0%
Dexko Global, Inc. FRS
8.62%, (TSFR3M+3.75%), 10/04/2028	9,974	9,624
Building - Maintenance & Service — 0.0%
TK Elevator US Newco, Inc. FRS
8.59%, (TSFR6M+3.50%), 04/30/2030	28,006	28,056
Building Materials — 0.0%
CP Atlas Buyer, Inc. FRS
8.70% , (TSFR1M+3.75%), 11/23/2027	20,270	19,975
EMRLD Borrower LP FRS
7.56% , (TSFR1M+2.50%), 08/04/2031	5,000	4,989
		24,964
Casino Hotels — 0.0%
Station Casinos LLC FRS
7.10%, (TSFR1M+2.25%), 03/14/2031	9,950	9,915
Chemicals — 0.1%
Herens US Holdco Corp. FRS
8.63% , (TSFR3M+3.93%), 07/03/2028	9,925	9,265
Hexion Holdings Corp. FRS
12.38% , (TSFR1M+7.44%), 03/15/2030	25,000	22,366
LSF11 A5 HoldCo LLC FRS
8.46% , (TSFR1M+3.50%), 10/15/2028	4,937	4,925
Nouryon USA LLC FRS
8.63% , (TSFR3M+3.50%), 04/03/2028	21,330	21,330
8.82% , (TSFR3M+3.50%), 04/03/2028	9,900	9,896
Vibrantz Technologies, Inc. FRS
9.70% , (TSFR3M+4.25%), 04/23/2029	24,861	24,234
WR Grace Holdings LLC FRS
7.85% , (TSFR1M+3.25%), 09/22/2028	4,962	4,969
		96,985
Commercial Services — 0.0%
Neptune Bidco US, Inc. BTL-B FRS
10.40%, (TSFR3M+5.00%), 04/11/2029	24,762	23,199
Computers — 0.0%
Fortress Intermediate 3, Inc. FRS
8.60%, (TSFR1M+3.75%), 06/27/2031	15,000	14,953
Engineering & Construction — 0.0%
VM Consolidated, Inc. FRS
7.60%, (TSFR1M+2.75%), 03/24/2028	21,414	21,432
Security Description	Shares or Principal Amount	Value

Entertainment — 0.0%
Scientific Games Holdings LP FRS
8.32%, (TSFR3M+3.00%), 04/04/2029	$ 9,975	$ 9,912
Environmental Control — 0.0%
Madison IAQ LLC BTL FRS
7.89% , (TSFR6M+2.75%), 06/21/2028	9,822	9,811
Robertshaw US Holding Corp. BTL-B FRS
13.31% , (TSFR3M+0.00%), 02/27/2027(7)(8)	5,000	50
		9,861
Healthcare-Products — 0.0%
Bausch & Lomb Corp. FRS
8.27% , (TSFR1M+3.25%), 05/10/2027	24,835	24,721
Medline Borrower LP FRS
7.60% , (TSFR1M+2.75%), 10/23/2028	13,560	13,560
		38,281
Home Furnishings — 0.0%
Mattress Firm, Inc. BTL-B FRS
8.76%, (TSFR3M+4.25%), 09/25/2028	14,724	14,711
Insurance — 0.0%
HUB International, Ltd. FRS
8.23%, (TSFR3M+3.00%), 06/20/2030	4,310	4,303
Lodging — 0.0%
Fertitta Entertainment LLC FRS
8.85%, (TSFR1M+3.75%), 01/27/2029	19,873	19,796
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp. FRS
7.20%, (TSFR1M+2.00%), 03/02/2027	28,450	28,486
Media — 0.0%
Directv Financing LLC FRS
10.21%, (TSFR1M+5.25%), 08/02/2029	5,071	4,975
Packaging & Containers — 0.0%
Klockner Pentaplast of America, Inc. BTL-B FRS
9.72%, (TSFR6M+4.73%), 02/12/2026	14,611	13,698
Pharmaceuticals — 0.0%
Endo Luxembourg Finance Co., I SARL FRS
9.78%, (TSFR3M+4.50%), 04/23/2031	30,000	29,956
Retail — 0.1%
Foundation Building Materials, Inc. FRS
8.85% , (TSFR3M+4.00%), 01/29/2031	24,937	24,255
IRB Holding Corp. FRS
7.70% , (TSFR1M+2.75%), 12/15/2027	14,713	14,692
LBM Acquisition LLC FRS
8.97% , (TSFR1M+3.75%), 06/06/2031	9,950	9,745
PetSmart, Inc. BTL-B FRS
8.70% , (TSFR1M+3.75%), 02/11/2028	14,408	14,266
White Cap Buyer LLC FRS
8.10% , (TSFR1M+3.25%), 10/19/2029	14,479	14,356
		77,314
Software — 0.1%
Ascend Learning LLC FRS
10.70% , (TSFR1M+5.75%), 12/10/2029	10,000	9,625
Cloud Software Group, Inc. FRS
8.60% , (TSFR3M+4.00%), 03/30/2029	4,938	4,914
Idera, Inc. FRS
8.75% , (TSFR1M+3.50%), 03/02/2028	19,950	19,539
Rocket Software, Inc. FRS
9.60% , (TSFR1M+4.75%), 11/28/2028	18,904	18,907

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Software (continued)
UKG, Inc. FRS
8.55% , (TSFR3M+3.25%), 02/10/2031	$ 4,987	$ 4,987
		57,972
Special Purpose Entity — 0.0%
Connect Finco SARL FRS
9.35%, (TSFR1M+4.50%), 09/27/2029	14,925	13,983
Total Loans (cost $618,172)		611,916
ASSET BACKED SECURITIES — 0.2%
Auto Loan Receivables — 0.0%
Ford Credit Auto Owner Trust
Series 2024-B, Class A3 5.10%, 04/15/2029	91,000	92,971
Credit Card Receivables — 0.1%
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A 3.49%, 05/15/2027	122,000	121,185
Other Asset Backed Securities — 0.1%
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 6.95%, (SOFR30A+1.60%), 05/25/2054*	56,031	56,424
Ready Capital Mtg. Financing LLC FRS
Series 2022-FL8, Class A 6.91%, (SOFR30A+1.65%), 01/25/2037*	34,499	34,456
Series 2022-FL8, Class AS 7.36%, (SOFR30A+2.10%), 01/25/2037*	38,000	37,859
		128,739
Total Asset Backed Securities (cost $337,583)		342,895
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Commercial and Residential — 1.1%
AREIT Trust FRS
Series 2021-CRE5, Class A 6.28%, (TSFR1M+1.19%), 11/17/2038*	11,237	11,204
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	27,000	23,323
CD Mtg. Trust VRS
Series 2016-CD1, Class XA 1.48%, 08/10/2049(9)(10)	225,498	3,351
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(10)	38,000	36,712
Series 2015-P1, Class B 4.46%, 09/15/2048(10)	66,000	63,947
Series 2014-GC21, Class C 4.78%, 05/10/2047(10)	43,000	38,207
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 6.12%, 05/25/2035(10)	3,834	3,765
Commercial Mtg. Trust
Series 2014-UBS4, Class AM 3.97%, 08/10/2047	55,000	52,042
Commercial Mtg. Trust VRS
Series 2014-UBS6, Class XA 0.81%, 12/10/2047(9)(10)	180,419	3
Series 2014-CR20, Class XA 0.86%, 11/10/2047(9)(10)	310,980	6
Series 2014-UBS4, Class XA 0.98%, 08/10/2047(9)(10)	160,577	4
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2015-CR22, Class AM 3.60%, 03/10/2048(10)	$ 30,000	$ 28,979
Series 2014-CR15, Class B 4.05%, 02/10/2047(10)	36,357	35,070
Series 2015-CR23, Class C 4.41%, 05/10/2048(10)	59,000	54,585
Series 2015-LC21, Class B 4.46%, 07/10/2048(10)	127,000	124,594
Series 2014-UBS6, Class C 4.51%, 12/10/2047(10)	18,000	17,017
Series 2014-CR17, Class C 4.94%, 05/10/2047(10)	68,000	62,074
Connecticut Avenue Securities Trust
Series 2024-R06, Class 1M1 6.39%, 09/25/2044*	10,000	10,005
Series 2024-R06, Class 1A1 6.49%, 09/25/2044*	28,000	28,000
Connecticut Avenue Securities Trust FRS
Series 2021-R02, Class 2M1 6.18%, (SOFR30A+0.90%), 11/25/2041*	1,982	1,979
Series 2022-R01, Class 1M1 6.28%, (SOFR30A+1.00%), 12/25/2041*	3,385	3,379
Series 2022-R01, Class 1M2 7.18%, (SOFR30A+1.90%), 12/25/2041*	26,000	26,311
Series 2022-R05, Class 2M1 7.18%, (SOFR30A+1.90%), 04/25/2042*	6,484	6,523
Series 2022-R04, Class 1M1 7.28%, (SOFR30A+2.00%), 03/25/2042*	32,360	32,826
Series 2022-R03, Class 1M1 7.38%, (SOFR30A+2.10%), 03/25/2042*	53,154	53,886
Series 2019-HRP1, Class M2 7.54%, (SOFR30A+2.26%), 11/25/2039*	2,380	2,396
Series 2018-C05, Class 1M2 7.74%, (SOFR30A+2.46%), 01/25/2031	17,293	17,766
Series 2022-R09, Class 2M1 7.76%, (SOFR30A+2.50%), 09/25/2042*	6,144	6,261
Series 2022-R08, Class 1M1 7.83%, (TSFR1M+2.55%), 07/25/2042*	11,325	11,625
Series 2022-R06, Class 1M1 8.03%, (SOFR30A+2.75%), 05/25/2042*	16,770	17,227
Series 2017-C06, Class 1M2B 8.04%, (SOFR30A+2.76%), 02/25/2030	3,429	3,454
Series 2022-R07, Class 1M1 8.21%, (SOFR30A+2.95%), 06/25/2042*	22,464	23,160
Series 2017-C01, Class 1M2 8.94%, (SOFR30A+3.66%), 07/25/2029	67,523	69,823
Series 2017-C02, Class 2M2C 9.04%, (SOFR30A+3.76%), 09/25/2029	16,000	16,779
Series 2016-C04, Class 1M2 9.64%, (SOFR30A+4.36%), 01/25/2029	61,171	63,542
Series 2016-C07, Class 2M2 9.74%, (SOFR30A+4.46%), 05/25/2029	47,112	49,232
Series 2016-C05, Class 2M2 9.84%, (SOFR30A+4.56%), 01/25/2029	57,581	60,028
Series 2015-C04, Class 1M2 11.09%, (SOFR30A+5.81%), 04/25/2028	11,165	11,633
Series 2016-C03, Class 2M2 11.29%, (SOFR30A+6.01%), 10/25/2028	1,245	1,304
Series 2016-C02, Class 1M2 11.39%, (SOFR30A+6.11%), 09/25/2028	17,999	18,539
Series 2016-C01, Class 1M2 12.14%, (SOFR30A+6.86%), 08/25/2028	5,050	5,302

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2016-C01, Class 2M2 12.34%, (SOFR30A+7.06%), 08/25/2028	$ 8,493	$ 8,917
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 1.07%, 09/15/2039*(9)(10)	58	0
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	82,000	73,345
Series 2016-C6, Class AS 3.35%, 01/15/2049	43,000	40,697
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class XA 0.87%, 04/15/2050(9)(10)	593,061	313
Series 2015-C1, Class AS 3.79%, 04/15/2050(10)	53,000	52,171
Series 2016-C7, Class AS 3.96%, 11/15/2049(10)	64,000	61,635
Series 2015-C1, Class C 4.35%, 04/15/2050(10)	34,000	30,089
CSMC Trust VRS
Series 2016-NXSR, Class AS 4.05%, 12/15/2049(10)	54,000	51,517
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.53%, 08/10/2044*(10)	92,281	83,145
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA6, Class M1A 7.43%, (SOFR30A+2.15%), 09/25/2042*	6,522	6,599
Series 2022-HQA3, Class M1A 7.58%, (SOFR30A+2.30%), 08/25/2042*	23,345	23,894
GS Mtg. Securities Trust
Series 2014-GC26, Class AS 3.96%, 11/10/2047	32,000	30,967
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 4.07%, 07/15/2045(10)	23,252	21,624
Series 2014-C23, Class B 4.71%, 09/15/2047(10)	73,000	72,070
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2013-LC11, Class AS 3.22%, 04/15/2046	16,915	15,452
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2014-C20, Class B 4.40%, 07/15/2047(10)	21,423	20,888
Series 2012-C6, Class D 5.13%, 05/15/2045(10)	29,817	28,548
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C22, Class B 3.88%, 04/15/2048(10)	45,000	42,334
Series 2016-C32, Class AS 3.99%, 12/15/2049(10)	91,000	87,322
Series 2014-C16, Class B 4.44%, 06/15/2047(10)	11,753	11,205
Series 2012-C5, Class E 4.79%, 08/15/2045*(10)	67,000	61,606
Series 2013-C12, Class C 4.96%, 10/15/2046(10)	47,452	43,656
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 4.01%, 11/15/2049(10)	15,000	11,324
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Shelter Growth CRE Issuer, Ltd. FRS
Series 2021-FL3, Class A 6.29%, (TSFR1M+1.19%), 09/15/2036*	$ 27,565	$ 27,479
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	77,080
Series 2017-RC1, Class AS 3.84%, 01/15/2060	28,000	27,032
Series 2017-C39, Class B 4.03%, 09/15/2050	39,000	36,657
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	47,143
Series 2019-C49, Class B 4.55%, 03/15/2052	47,000	45,476
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-LC20, Class C 4.06%, 04/15/2050(10)	59,000	55,313
Series 2020-C57, Class C 4.16%, 08/15/2053(10)	44,000	40,546
WF-RBS Commercial Mtg. Trust VRS
Series 2013-C11, Class B 3.71%, 03/15/2045(10)	28,229	27,014
Series 2012-C10, Class C 4.46%, 12/15/2045(10)	18,000	14,670
Series 2011-C3, Class D 6.05%, 03/15/2044*(10)	8,560	3,080
		2,376,671
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. REMIC FRS
3.49%, (-3.00*SOFR30A+19.52%), 03/15/2035(11)	7,230	7,867
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA1, Class M1A 6.28%, (SOFR30A+1.00%), 01/25/2042*	16,823	16,781
Series 2022-DNA2, Class M1A 6.58%, (SOFR30A+1.30%), 02/25/2042*	41,280	41,362
Series 2021-DNA6, Class M2 6.78%, (SOFR30A+1.50%), 10/25/2041*	13,000	13,071
Series 2021-DNA5, Class M2 6.93%, (TSFR1M+1.65%), 01/25/2034*	8,145	8,185
Series 2021-DNA7, Class M2 7.08%, (SOFR30A+1.80%), 11/25/2041*	51,000	51,530
Series 2022-DNA1, Class M1B 7.13%, (SOFR30A+1.85%), 01/25/2042*	21,000	21,286
Series 2023-HQA3, Class A1 7.13%, (SOFR30A+1.85%), 11/25/2043*	14,325	14,478
Series 2023-HQA3, Class M1 7.13%, (SOFR30A1.85%), 11/25/2043*	8,086	8,149
Series 2022-DNA3, Class M1A 7.28%, (SOFR30A+2.00%), 04/25/2042*	10,253	10,389
Series 2023-HQA2, Class M1A 7.28%, (SOFR30A+2.00%), 06/25/2043*	9,520	9,570
Series 2022-DNA4, Class M1A 7.48%, (SOFR30A+2.20%), 05/25/2042*	29,003	29,473
Series 2022-HQA2, Class M1A 7.93%, (SOFR30A+2.65%), 07/25/2042*	16,820	17,269
Series 2022-DNA5, Class M1A 8.23%, (TSFR1M+2.95%), 06/25/2042*	75,142	77,258

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC VRS
Series 2021-189, Class IO 0.88%, 06/16/2061(9)(10)	$ 753,553	$ 50,884
		377,552
Total Collateralized Mortgage Obligations (cost $2,860,460)		2,754,223
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.4%
U.S. Government — 3.4%
United States Treasury Bonds
1.88%, 02/15/2051	490,000	307,016
2.00%, 08/15/2051	380,000	244,773
2.75%, 08/15/2042(12)(13)	1,790,000	1,474,932
2.88%, 05/15/2052	90,000	70,485
3.00%, 02/15/2049	320,000	259,062
3.63%, 02/15/2053	100,000	90,930
United States Treasury Notes
0.50%, 02/28/2026	650,000	620,852
1.50%, 02/15/2030	730,000	655,489
1.63%, 02/15/2026 to 09/30/2026	2,720,000	2,628,885
3.38%, 05/15/2033	100,000	97,223
3.88%, 08/15/2033	710,000	715,713
		7,165,360
U.S. Government Agency — 4.0%
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2052	949,670	832,295
3.00%, 08/01/2052	966,203	879,163
3.50%, 06/01/2052	968,011	908,741
5.50%, 06/01/2035	982	1,014
7.50%, 10/01/2029	680	698
Federal National Mtg. Assoc.
1.50%, 11/01/2041	552,308	463,498
2.00%, 09/01/2050	960,830	799,540
2.50%, 11/01/2051	1,941,244	1,693,698
3.00%, 09/01/2046 to 10/01/2046	214,065	195,604
5.28%, 12/01/2028	40,000	41,673
6.00%, 06/01/2036	328	340
6.50%, 06/01/2036 to 11/01/2036	24,276	25,353
7.00%, 06/01/2033 to 04/01/2035	2,849	2,976
Government National Mtg. Assoc.
3.00%, 11/20/2051	851,084	771,248
3.50%, 05/20/2052	992,546	922,177
4.00%, 03/20/2053	970,216	937,865
6.00%, 11/20/2053	22,148	22,893
6.50%, 08/20/2037 to 09/20/2037	5,715	6,047
		8,504,823
Total U.S. Government & Agency Obligations (cost $15,589,477)		15,670,183
MUNICIPAL SECURITIES — 0.0%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	29,645
Ohio State University Revenue Bonds
4.91%, 06/01/2040	15,000	14,801
Security Description	Shares or Principal Amount	Value

State of California General Obligation Bonds
7.50%, 04/01/2034	$ 30,000	$ 35,964
Total Municipal Securities (cost $70,132)		80,410
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares Core MSCI Emerging Markets ETF	308	17,682
Xtrackers Harvest CSI 300 China A-Shares ETF	2,059	58,867
Total Unaffiliated Investment Companies (cost $76,566)		76,549
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(1) (cost $4)	20,000	2
PURCHASED OPTIONS† — 0.0%
Purchased Options - Puts — 0.0%
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,500.00; Counterparty: Citibank, N.A.) (cost $290,260)	1,262	16,598
Total Long-Term Investment Securities (cost $156,773,971)		203,292,380
SHORT-TERM INVESTMENTS — 2.3%
Commercial Paper — 1.1%
Charta LLC
4.84%, 10/25/2024*	1,000,000	996,612
Gotham Funding Corp.
5.20%, 11/06/2024*	1,000,000	995,032
Victory Receivables Corp.
5.35%, 10/09/2024*	288,000	287,651
		2,279,295
U.S. Government Agency — 1.2%
Federal Home Loan Bank
4.50%, 10/01/2024	2,674,000	2,673,654
Total Short-Term Investments (cost $4,953,231)		4,952,949
REPURCHASE AGREEMENTS — 2.4%
Agreement with Bank of America Securities LLC, bearing interest at 4.86% dated 09/30/2024, to be repurchased 10/01/2024 in the amount of $5,000,675 and collateralized by $6,145,000 of United States Treasury Bonds, bearing interest at 2.75% due 11/15/2042 and having an approximate value of $5,182,923 (cost $5,000,000)	5,000,000	5,000,000
TOTAL INVESTMENTS (cost $166,727,202)(14)	100.0%	213,245,329
Other assets less liabilities	(0.0)	(13,069)
NET ASSETS	100.0%	$213,232,260
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam Asset Allocation Diversified Growth Portfolio has no right to demand registration of these securities. At September 30, 2024, the aggregate value of these securities was $11,633,911 representing 5.5% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	Security in default of interest.
(8)	Company has filed for bankruptcy protection.
(9)	Interest Only
(10)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(11)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2024.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BTL—Bank Term Loan
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Equity Swaps
Counterparty (OTC)/Centrally Cleared	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America, N.A.	Pay	Alinma Bank AB	1-Month SOFR + 1.000%	Monthly	06/23/2025	$105,937	$—	$(11,861)	$(11,861)
Bank of America, N.A.	Pay	Alrajhi Bank	1-Month SOFR + 1.000	Monthly	06/23/2025	98,796	—	(2,958)	(2,958)
							$—	$(14,819)	$(14,819)
SOFR—Secured Overnight Financing Rate
Written Options on Securities
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premiums	Value	Unrealized Appreciation (Depreciation)
Puts
Citibank, N.A.	Put option on the S&P 500 Index	3,500.00	12/20/2024	(1,262)	$1,262	$92,442	$5,219	$87,223
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
17	Long	MSCI EAFE Index	December 2024	$2,070,940	$2,114,630	$43,690
5	Long	S&P 500 E-Mini Index	December 2024	1,415,746	1,453,563	37,817
1	Long	U.S. Treasury 10 Year Notes	December 2024	114,195	114,281	86
11	Long	U.S. Treasury 2 Year Notes	December 2024	2,285,602	2,290,665	5,063
10	Long	U.S. Treasury 5 Year Notes	December 2024	1,097,945	1,098,828	883
						$87,539
						Unrealized (Depreciation)
20	Long	MSCI Emerging Markets Index	December 2024	$1,196,133	$1,172,700	$(23,433)
3	Long	U.S. Treasury Ultra Bonds	December 2024	402,469	399,281	(3,188)
						$(26,621)
		Net Unrealized Appreciation (Depreciation)				$60,918
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	DKK	852,200	USD	127,694	12/18/2024	$ —	$ (70)
	USD	27,461	AUD	39,700	10/16/2024	—	(8)
	USD	160,067	EUR	143,200	12/18/2024	—	(166)
	USD	60,074	GBP	45,100	12/18/2024	212	—
	USD	202,280	JPY	28,848,700	11/20/2024	—	(241)
	USD	6,859	MXN	123,400	10/16/2024	—	(604)
	USD	9,897	NOK	104,900	12/18/2024	47	—
	USD	15,804	SEK	159,700	12/18/2024	—	(19)
						259	(1,108)
Barclays Bank PLC	CHF	16,400	USD	19,475	12/18/2024	—	(67)
	HKD	662,000	USD	85,150	11/20/2024	—	(68)
	NZD	47,800	USD	30,176	10/16/2024	—	(192)
	USD	119,262	HKD	926,500	11/20/2024	5	—
	USD	14,919	MXN	280,800	10/16/2024	—	(686)
	USD	4,635	NOK	48,800	12/18/2024	—	(9)
	USD	9,558	PLN	36,800	12/18/2024	—	(20)
	USD	127,797	SEK	1,299,100	12/18/2024	606	—
	USD	466,666	TWD	15,032,700	11/20/2024	10,692	—
						11,303	(1,042)
Citibank, N.A.	DKK	279,700	USD	41,826	12/18/2024	—	(107)
	HKD	64,400	USD	8,280	11/20/2024	—	(10)
	USD	57,153	HKD	444,000	11/20/2024	3	—
	USD	5,279	ILS	19,800	10/16/2024	34	—
						37	(117)
Goldman Sachs International	ILS	364,900	USD	97,635	10/16/2024	—	(275)
	USD	876,881	CNH	6,240,500	11/20/2024	16,773	—
	USD	23,382	HKD	181,700	11/20/2024	8	—
	USD	49,573	MXN	928,700	10/16/2024	—	(2,502)
	USD	20,726	PLN	80,600	12/18/2024	165	—
	USD	5,667	ZAR	105,500	10/16/2024	432	—
						17,378	(2,777)
HSBC Bank PLC	DKK	140,300	USD	20,982	12/18/2024	—	(52)
	EUR	68,900	USD	76,700	12/18/2024	—	(235)
	GBP	59,300	USD	78,108	12/18/2024	—	(1,160)
	HKD	65,800	USD	8,466	11/20/2024	—	(5)
	USD	42,399	HKD	329,400	11/20/2024	5	—
	USD	64,754	JPY	9,228,600	11/20/2024	—	(123)
						5	(1,575)
JPMorgan Chase Bank, N.A.	USD	18,908	CHF	15,900	12/18/2024	38	—
	USD	469,586	KRW	641,501,100	11/20/2024	17,882	—
						17,920	—
Morgan Stanley & Co. International PLC	AUD	616,700	USD	407,726	10/16/2024	—	(18,725)
	HKD	1,977,900	USD	254,459	11/20/2024	—	(155)
	JPY	6,700,300	USD	46,751	11/20/2024	—	(174)
	USD	359,210	AUD	522,400	10/16/2024	2,031	—
	USD	30,206	CHF	25,400	12/18/2024	61	—
	USD	7,949	PLN	30,600	12/18/2024	—	(17)
	USD	10,641	SGD	13,600	11/20/2024	—	(33)
	USD	24,571	ZAR	457,500	10/16/2024	1,878	—
	ZAR	113,600	USD	6,375	10/16/2024	—	(192)
						3,970	(19,296)
Natwest Markets PLC	USD	22,391	AUD	33,500	10/16/2024	774	—
	USD	320,322	CHF	269,400	12/18/2024	699	—
	USD	10,159	JPY	1,448,700	11/20/2024	—	(13)
	USD	94,342	SEK	964,000	12/18/2024	939	—
						2,412	(13)

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
State Street Bank & Trust Co.	EUR	298,000	USD	332,256	12/18/2024	$ —	$ (498)
	USD	322,764	AUD	488,200	10/16/2024	14,828	—
	USD	471,791	CHF	396,600	12/18/2024	802	—
	USD	361,005	CNY	2,569,700	11/20/2024	7,198	—
	USD	21,327	DKK	142,100	12/18/2024	—	(23)
	USD	66,586	GBP	49,700	12/18/2024	—	(150)
	USD	100,643	HKD	781,900	11/20/2024	10	—
	USD	89,662	JPY	12,689,400	11/20/2024	—	(794)
	USD	9,138	MXN	177,000	10/16/2024	—	(167)
	USD	613	NOK	6,500	12/18/2024	3	—
	USD	508	NZD	800	10/16/2024	—	—
	USD	13,559	PLN	52,200	12/18/2024	—	(29)
	USD	75,871	SEK	775,400	12/18/2024	769	—
	USD	17,413	SGD	23,000	11/20/2024	527	—
	USD	19,193	ZAR	357,400	10/16/2024	1,469	—
	ZAR	158,100	USD	8,741	10/16/2024	—	(399)
						25,606	(2,060)
Toronto Dominion Bank	EUR	124,100	USD	138,148	12/18/2024	—	(426)
UBS AG	EUR	3,000	USD	3,340	12/18/2024	—	(10)
	ILS	458,000	USD	122,506	10/16/2024	—	(383)
	USD	170,235	AUD	254,700	10/16/2024	5,891	—
	USD	8,344	CHF	7,000	12/18/2024	—	(3)
	USD	12,068	ILS	45,100	10/16/2024	33	—
	USD	16,299	JPY	2,322,600	11/20/2024	—	(33)
	USD	64,371	MXN	1,203,300	10/16/2024	—	(3,382)
	USD	24,826	ZAR	462,300	10/16/2024	1,901	—
						7,825	(3,811)
Unrealized Appreciation (Depreciation)						$86,715	$(32,225)
AUD—Australian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$1,392,142	$—	$166	$1,392,308
Pharmaceuticals	12,463,124	—	854	12,463,978
Other Industries	153,539,542	—	—	153,539,542
Preferred Stocks	22,207	—	—	22,207
Convertible Preferred Stocks	20,669	—	—	20,669
Corporate Bonds & Notes	—	16,229,387	—	16,229,387
Convertible Bonds & Notes	—	71,513	—	71,513
Loans	—	611,916	—	611,916
Asset Backed Securities	—	342,895	—	342,895
Collateralized Mortgage Obligations	—	2,754,223	—	2,754,223
U.S. Government & Agency Obligations	—	15,670,183	—	15,670,183
Municipal Securities	—	80,410	—	80,410
Unaffiliated Investment Companies	76,549	—	—	76,549
Escrows and Litigation Trusts	—	—	2	2
Purchased Options	—	16,598	—	16,598
Short-Term Investments	—	4,952,949	—	4,952,949
Repurchase Agreements	—	5,000,000	—	5,000,000
Total Investments at Value	$167,514,233	$45,730,074	$1,022	$213,245,329
Other Financial Instruments:†
Futures Contracts	$87,539	$—	$—	$87,539
Forward Foreign Currency Contracts	—	86,715	—	86,715
Written Options	—	87,223	—	87,223
Total Other Financial Instruments	$87,539	$173,938	$—	$261,477
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$14,819	$—	$14,819
Futures Contracts	26,621	—	—	26,621
Forward Foreign Currency Contracts	—	32,225	—	32,225
Total Other Financial Instruments	$26,621	$47,044	$—	$73,665
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Aerospace/Defense — 0.3%
Airbus SE	5,079	$ 741,877
Applications Software — 0.1%
Stripe, Inc., Class B†(1)(2)	10,760	279,760
Auto Manufacturers — 2.5%
Ferrari NV	2,148	1,009,796
Rivian Automotive, Inc., Class A†	16,794	188,429
Tesla, Inc.†	16,053	4,199,946
		5,398,171
Beverages — 0.2%
PepsiCo, Inc.	2,684	456,414
Biotechnology — 1.0%
Argenx SE ADR†	3,332	1,806,210
Legend Biotech Corp. ADR†	10,267	500,311
		2,306,521
Chemicals — 0.6%
Linde PLC	2,976	1,419,135
Computer Graphics — 0.1%
Canva, Inc.†(1)(2)	215	238,844
Computers — 13.6%
Apple, Inc.	128,507	29,942,131
Diversified Financial Services — 5.3%
Charles Schwab Corp.	25,717	1,666,719
Mastercard, Inc., Class A	9,499	4,690,606
Visa, Inc., Class A	19,248	5,292,238
		11,649,563
Electronics — 0.5%
Amphenol Corp., Class A	4,110	267,807
Sartorius AG (Preference Shares)	2,765	776,236
		1,044,043
Entertainment Software — 0.5%
Epic Games, Inc.†(1)(2)	1,787	1,105,358
Healthcare-Products — 4.0%
Danaher Corp.	8,566	2,381,519
IDEXX Laboratories, Inc.†	638	322,331
Intuitive Surgical, Inc.†	7,207	3,540,583
Natera, Inc.†	957	121,491
Stryker Corp.	2,515	908,569
Thermo Fisher Scientific, Inc.	2,469	1,527,249
		8,801,742
Healthcare-Services — 1.5%
UnitedHealth Group, Inc.	5,679	3,320,398
Insurance — 0.4%
Chubb, Ltd.	3,180	917,080
Internet — 24.2%
Alphabet, Inc., Class A	69,649	11,551,287
Alphabet, Inc., Class C	6,201	1,036,745
Amazon.com, Inc.†	90,221	16,810,879
Booking Holdings, Inc.	262	1,103,575
Coupang, Inc.†	45,067	1,106,395
Meta Platforms, Inc., Class A	18,960	10,853,462
Netflix, Inc.†	5,175	3,670,472
Pinterest, Inc., Class A†	21,145	684,464
Shopify, Inc., Class A†	32,163	2,577,543
Security Description	Shares or Principal Amount	Value

Internet (continued)
Spotify Technology SA†	3,969	$ 1,462,696
Uber Technologies, Inc.†	33,842	2,543,565
		53,401,083
Machinery-Diversified — 0.4%
Rockwell Automation, Inc.	3,494	937,999
Miscellaneous Manufacturing — 0.9%
Teledyne Technologies, Inc.†	4,381	1,917,388
Pharmaceuticals — 4.3%
Cigna Group	4,105	1,422,136
Eli Lilly & Co.	9,019	7,990,293
		9,412,429
REITS — 0.2%
Lineage, Inc.	6,761	529,927
Retail — 3.3%
Chipotle Mexican Grill, Inc.†	43,050	2,480,541
Dollar General Corp.	13,081	1,106,260
Floor & Decor Holdings, Inc., Class A†	8,472	1,051,968
Lululemon Athletica, Inc.†	2,900	786,915
Starbucks Corp.	18,168	1,771,199
		7,196,883
Semiconductors — 11.9%
Advanced Micro Devices, Inc.†	10,067	1,651,793
ASML Holding NV	2,398	1,998,133
NVIDIA Corp.	185,515	22,528,942
		26,178,868
Software — 21.7%
Adobe, Inc.†	2,935	1,519,682
AppLovin Corp., Class A†	6,500	848,575
Atlassian Corp., Class A†	5,389	855,827
Autodesk, Inc.†	4,887	1,346,271
Duolingo, Inc.†	1,400	394,828
Dynatrace, Inc.†	19,860	1,061,914
Fiserv, Inc.†	8,652	1,554,332
HubSpot, Inc.†	2,098	1,115,297
Intuit, Inc.	4,620	2,869,020
Magic Leap, Inc., Class A†(1)(2)	2,188	1,050
Microsoft Corp.	63,826	27,464,328
MongoDB, Inc.†	915	247,370
Roper Technologies, Inc.	3,424	1,905,251
Salesforce, Inc.	2,544	696,318
ServiceNow, Inc.†	4,288	3,835,144
Snowflake, Inc., Class A†	4,282	491,831
Synopsys, Inc.†	3,049	1,543,983
		47,751,021
Transportation — 0.7%
Old Dominion Freight Line, Inc.	7,915	1,572,236
Total Common Stocks (cost $142,671,666)		216,518,871
CONVERTIBLE PREFERRED STOCKS — 0.9%
Automotive - Cars & Lt. Trucks — 0.3%
GM Cruise Holdings LLC Class F†(1)(2)	33,800	196,378

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Automotive - Cars & Lt. Trucks (continued)
GM Cruise Holdings LLC Series G†(1)(2)	17,766	$ 120,365
Waymo LLC Series A-2†(1)(2)	4,915	346,335
		663,078
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	25	27,772
Canva, Inc. Series A-3†(1)(2)	5	5,555
		33,327
Computer Software — 0.1%
Formagrid, Inc. Series F†(1)(2)	2,702	129,858
E-Commerce/Services — 0.1%
Rappi, Inc., Series E†(1)(2)	9,191	313,965
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	172,719
Industrial Automation/Robotics — 0.1%
Nuro, Inc., Series C†(1)(2)	47,284	193,392
Nuro, Inc., Series D†(1)(2)	10,245	41,902
		235,294
Recycling — 0.2%
Redwood Materials, Inc. Series C†(1)(2)	9,878	508,915
Software — 0.0%
Celonis Series D†(1)(2)	187	33,540
Total Convertible Preferred Stocks (cost $4,346,118)		2,090,696
Total Long-Term Investment Securities (cost $147,017,784)		218,609,567
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%(3)	500,439	500,439
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
T. Rowe Price Government Reserve Fund 4.97%(3)	1,404,407	$ 1,404,408
Total Short-Term Investments (cost $1,904,847)		1,904,847
TOTAL INVESTMENTS (cost $148,922,631)(4)	100.0%	220,514,414
Other assets less liabilities	(0.0)	(21,373)
NET ASSETS	100.0%	$220,493,041
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	12/17/2021	125	$213,020
	12/22/2021	90	153,375
		215	366,395	$238,844	$1,110.90	0.1%
Epic Games, Inc.
	06/18/2020	1,331	766,240
	03/29/2021	456	403,874
		1,787	1,170,114	1,105,358	618.56	0.5
Magic Leap, Inc., Class A
	01/20/2016	1,263	614,197
	10/12/2017	925	450,306
		2,188	1,064,503	1,050	0.48	0.0
Stripe, Inc., Class B	12/17/2019	10,760	168,824	279,760	26.00	0.1
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	25	42,604	27,772	1,110.88	0.0
Canva, Inc. Series A-3	12/17/2021	5	8,521	5,555	1,111.00	0.0
Celonis Series D	10/04/2022	187	69,150	33,540	179.36	0.0
Formagrid, Inc. Series F	12/08/2021	2,702	506,043	129,858	48.06	0.1
GM Cruise Holdings LLC Class F	05/07/2019	33,800	616,850	196,378	5.81	0.1
GM Cruise Holdings LLC Series G	01/21/2021	17,766	468,134	120,365	6.78	0.0
Nuro, Inc., Series C
	10/30/2020	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	193,392	4.09	0.0
Nuro, Inc., Series D	10/29/2021	10,245	213,564	41,902	4.09	0.0

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Rappi, Inc., Series E
	09/08/2020	3,782	$225,960
	09/24/2020	5,409	323,166
		9,191	549,126	$313,965	$34.16	0.2%
Redwood Materials, Inc. Series C	05/28/2021	9,878	468,252	508,915	51.52	0.2
Sila Nanotechnologies, Inc. Series F	01/07/2021	8,833	364,563	172,719	19.55	0.1
Waymo LLC Series A-2	05/08/2020	4,915	422,037	346,335	70.46	0.2
				$3,715,708		1.6%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of September 30, 2024.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$—	$—	$279,760	$279,760
Computer Graphics	—	—	238,844	238,844
Entertainment Software	—	—	1,105,358	1,105,358
Software	47,749,971	—	1,050	47,751,021
Other Industries	167,143,888	—	—	167,143,888
Convertible Preferred Stocks	—	—	2,090,696	2,090,696
Short-Term Investments	1,904,847	—	—	1,904,847
Total Investments at Value	$216,798,706	$—	$3,715,708	$220,514,414
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts
Balance as of March 31, 2024	$1,590,452	$2,101,921	$509,871
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	39,810	(108,174)	—
Change in unrealized depreciation(1)	(5,250)	96,949	(4,348)
Net purchases	—	—	—
Net sales	—	—	(505,523)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of September 30, 2024	$1,625,012	$2,090,696	$—
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2024 includes:
Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts
$34,560	$(11,225)	$—
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2024.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024—(unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at September 30, 2024	Valuation Technique(s)	Unobservable Input (1)	Range
Common Stocks	$279,760	Market Approach	Transaction Price*	$26.00
	$238,844	Market Approach	Transaction Price*	$1,066.66
			Projected Gross Profit Multiple*	16.15x
			Projected Revenue Multiple*	13.20x
			Discount for Lack of Marketability	10.00%
	$1,105,358	Market Approach	Transaction Price*	$600.00000
			CFY Revenue Multiple*	3.97x
			Projected Gross Profit Multiple*	12.55x
			Projected Revenue Multiple*	5.95x
			Discount for Lack of Marketability	10.00%
	$1,050	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Securities	$33,327	Market Approach	Transaction Price*	$1,066.66
			Projected Gross Profit Multiple*	16.15x
			Projected Revenue Multiple*	13.20x
			Discount for Lack of Marketability	10.00%
	$172,719	Market Approach	Series G Capital Raise Price*	$16.41684
			Series F Anti-Dilution Rights*	1.1911 to 1
	$235,294	Market Approach	Transaction Price*	$20.85
			Adjustment to Last Capital Raise	80.0%
	$346,335	Market Approach	Series C-1 and C-2 Capital Raise Price*	$78.2013
			Series A-2 Anti-Dilution Rights*	1.0255 to 1
			Adjustment to Last Capital Raise	10.00%
			Volatility*	70.00%
			Term (years)	4.00
	$316,743	Market Approach	Projected Revenue Multiple*	2.00x
			Projected Sales Multiple*	2.86x
			Volatility*	80.00%
			Term (years)	4.26
			Discount for Lack of Marketability	10.0%
	$508,915	Market Approach	Series G Capital Raise Price*	$47.7400
			Secondary Market Transaction*	$54.0000
			Projected Revenue Multiple*	2.6x
			Projected EBITDA Multiple*	25.0x
	$33,540	Market Approach	Projected Revenue Multiple*	10.6x
			Projected Gross Profit Multiple*	13.15x
			Discount for Lack of Marketability	10.0%
	$129,858	Market Approach	Projected Sales Multiple*	7.55x
			Projected Gross Profit Multiple*	8.85x
			Discount for Lack of Marketability	10.0%
	$313,965	Market Approach	CFY Gross Profit Multiple*	9.00x
			Projected EBITDA Multiple*	18.80x
			Projected Gross Merchandise Volume Multiple*	0.55x
			Projected Gross Profit Multiple*	5.50x
			Discount for Lack of Marketability	10.0%
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2024 (unaudited)

	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA American Century Inflation Protection Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—	$555,974,414
Investments at value (affiliated)*	248,865,555	481,363,752	500,706,780	287,214,345	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	—	—	26
Foreign cash*	—	—	—	—	—
Cash collateral on futures contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	1,838,324
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	16,084	154,822	48,860	12,065	4,188,715
Dividends and interest	—	—	—	—	2,441,317
Investments sold	264,174	698,236	330,912	416,584	1,432,832
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	2,038	3,887	4,065	2,341	27,572
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	5,372
Total assets	249,147,851	482,220,697	501,090,617	287,645,335	565,908,572
LIABILITIES:
Payable for:
Fund shares redeemed	280,257	853,058	379,772	428,649	323,769
Investments purchased	—	—	—	—	2,037,329
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	20,386	38,910	40,630	23,396	273,282
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	50,957	97,040	101,513	58,457	74,722
Transfer agent fees and expenses	105	93	93	93	212
Trustees' fees and expenses	3,111	5,626	6,241	3,613	7,791
Other accrued expenses	57,523	75,141	78,490	60,868	142,878
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	1,738,392
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	59,788
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Total liabilities	412,339	1,069,868	606,739	575,076	4,658,163
Commitments and contingent liabilities (Note 5)
Net assets	$248,735,512	$481,150,829	$500,483,878	$287,070,259	$561,250,409
* Cost
Investments (unaffiliated)	$—	$—	$—	$—	$593,431,230
Investments (affiliated)	$242,152,153	$437,259,449	$461,407,880	$271,311,169	$—
Foreign cash	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2024 (unaudited) — (continued)

	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA American Century Inflation Protection Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$246,585,985	$432,922,698	$455,039,835	$271,515,177	$625,043,348
Total accumulated earnings (loss)	2,149,527	48,228,131	45,444,043	15,555,082	(63,792,939)
Net assets	$248,735,512	$481,150,829	$500,483,878	$287,070,259	$561,250,409
Class 1 (unlimited shares authorized):
Net assets	$41,033	$1,162,157	$306,296	$155,326	$194,675,618
Shares of beneficial interest issued and outstanding	4,205	73,283	28,621	14,818	21,413,544
Net asset value, offering and redemption price per share	$9.76	$15.86	$10.70	$10.48	$9.09
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$248,694,479	$479,988,672	$500,177,582	$286,914,933	$366,574,791
Shares of beneficial interest issued and outstanding	25,497,675	30,523,740	46,968,834	27,510,691	40,849,261
Net asset value, offering and redemption price per share	$9.75	$15.73	$10.65	$10.43	$8.97
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2024 (unaudited) — (continued)

	SA Columbia Focused Value Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed Growth Portfolio	SA Multi- Managed Income Portfolio	SA Multi- Managed Income/ Equity Portfolio
ASSETS:
Investments at value (unaffiliated)*	$287,811,828	$797,947,184	$38,880,821	$29,735,236	$39,279,090
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	8,541,127	23,315,000	95,000	1,105,000	1,380,000
Cash	3	545,212	279,180	85,195	236,156
Foreign cash*	—	7,757	1,754	547	1,283
Cash collateral on futures contracts	—	—	17,000	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	11,357	—	6,517	5,405
Receivable for:
Fund shares sold	—	7,472	26,633	—	—
Dividends and interest	100,597	5,204,336	74,830	160,792	165,787
Investments sold	—	24,527,513	316,742	767,168	766,651
Receipts on swap contracts	—	111,677	6,693	5,535	7,317
Prepaid expenses and other assets	7,234	—	199	—	—
Due from investment adviser for expense reimbursements/fee waivers	77,960	—	16,151	11,844	10,155
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	69
Total assets	296,538,749	851,677,508	39,715,003	31,877,834	41,851,913
LIABILITIES:
Payable for:
Fund shares redeemed	494,385	1,211,148	6,816	12,400	20,690
Investments purchased	—	155,812,765	1,394,567	4,034,731	3,739,438
Payments on swap contracts	—	64,301	2,558	3,168	4,121
Investment advisory and management fees	239,916	369,639	27,522	17,556	25,171
Service fees—Class 2	1,479	1,607	1,806	1,818	2,409
Service fees—Class 3	1,495	1,299	2,982	1,993	2,791
Transfer agent fees and expenses	146	172	53	104	53
Trustees' fees and expenses	4,133	9,364	439	337	455
Other accrued expenses	82,394	261,163	101,201	96,349	97,211
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	8,031	23,152	15,747	19,017
Payable for variation margin on centrally cleared swap contracts	—	—	1,038	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	113,868	1,880	7,706	7,146
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Total liabilities	823,948	157,853,357	1,564,014	4,191,909	3,918,502
Commitments and contingent liabilities (Note 5)
Net assets	$295,714,801	$693,824,151	$38,150,989	$27,685,925	$37,933,411
* Cost
Investments (unaffiliated)	$220,129,638	$828,179,880	$33,791,334	$29,721,863	$37,485,578
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$7,565	$1,698	$509	$1,235
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2024 (unaudited) — (continued)

	SA Columbia Focused Value Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed Growth Portfolio	SA Multi- Managed Income Portfolio	SA Multi- Managed Income/ Equity Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$160,641,934	$768,714,613	$41,154,823	$31,849,854	$43,714,256
Total accumulated earnings (loss)	135,072,867	(74,890,462)	(3,003,834)	(4,163,929)	(5,780,845)
Net assets	$295,714,801	$693,824,151	$38,150,989	$27,685,925	$37,933,411
Class 1 (unlimited shares authorized):
Net assets	$276,100,681	$674,542,082	$8,559,080	$3,292,259	$4,708,518
Shares of beneficial interest issued and outstanding	12,510,482	63,729,355	770,200	356,963	546,847
Net asset value, offering and redemption price per share	$22.07	$10.58	$11.11	$9.22	$8.61
Class 2 (unlimited shares authorized):
Net assets	$12,203,741	$12,978,746	$14,816,272	$14,735,722	$19,595,500
Shares of beneficial interest issued and outstanding	551,372	1,226,944	1,346,356	1,599,633	2,278,575
Net asset value, offering and redemption price per share	$22.13	$10.58	$11.00	$9.21	$8.60
Class 3 (unlimited shares authorized):
Net assets	$7,410,379	$6,303,323	$14,775,637	$9,657,944	$13,629,393
Shares of beneficial interest issued and outstanding	334,627	598,884	1,355,870	1,048,155	1,584,000
Net asset value, offering and redemption price per share	$22.15	$10.53	$10.90	$9.21	$8.60
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2024 (unaudited) — (continued)

	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$295,487,968	$307,857,704	$391,307,243	$158,998,920	$209,526,974
Investments at value (affiliated)*	—	—	297,167	—	—
Repurchase agreements (cost approximates value)	—	181,276	859,138	831,576	180,813
Cash	783,731	2,177,136	2,005,155	3,813	—
Foreign cash*	278,646	1,566	22	1	39,537
Cash collateral on futures contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	1,196	1,177	235	219
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	—	25,779	—	18,200	6
Dividends and interest	2,253,674	29,750	713,950	32,032	274,123
Investments sold	487,250	—	677,008	715,007	356,176
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	229	74	—
Due from investment adviser for expense reimbursements/fee waivers	9,713	17,768	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	1,136	—	—
Total assets	299,300,982	310,292,175	395,862,225	160,599,858	210,377,848
LIABILITIES:
Payable for:
Fund shares redeemed	446,721	405,318	635,704	218,859	340,060
Investments purchased	497,509	—	515,997	452,336	183,581
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	228,721	196,106	252,823	108,925	144,082
Service fees—Class 2	1,676	3,438	2,543	2,456	2,377
Service fees—Class 3	1,922	3,249	1,937	2,408	2,179
Transfer agent fees and expenses	185	159	146	199	199
Trustees' fees and expenses	3,872	4,558	6,852	2,025	2,550
Other accrued expenses	254,089	105,766	139,838	103,054	119,829
Accrued foreign tax on capital gains	22,996	—	—	—	—
Due to custodian	—	—	—	—	9,776
Payable for variation margin on futures contracts	3,617	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	120,000	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	16,286	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Total liabilities	1,461,308	838,594	1,572,126	890,262	804,633
Commitments and contingent liabilities (Note 5)
Net assets	$297,839,674	$309,453,581	$394,290,099	$159,709,596	$209,573,215
* Cost
Investments (unaffiliated)	$225,557,576	$211,326,348	$337,116,585	$131,487,548	$164,752,874
Investments (affiliated)	$—	$—	$206,696	$—	$—
Foreign cash	$276,233	$1,549	$22	$1	$38,318
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2024 (unaudited) — (continued)

	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$211,901,593	$140,115,293	$264,082,943	$124,420,875	$134,225,991
Total accumulated earnings (loss)	85,938,081	169,338,288	130,207,156	35,288,721	75,347,224
Net assets	$297,839,674	$309,453,581	$394,290,099	$159,709,596	$209,573,215
Class 1 (unlimited shares authorized):
Net assets	$274,680,824	$264,426,165	$363,940,217	$127,178,967	$179,234,167
Shares of beneficial interest issued and outstanding	28,511,009	18,914,242	24,895,266	9,182,998	9,683,714
Net asset value, offering and redemption price per share	$9.63	$13.98	$14.62	$13.85	$18.51
Class 2 (unlimited shares authorized):
Net assets	$13,720,923	$28,710,379	$20,845,732	$20,458,964	$19,602,958
Shares of beneficial interest issued and outstanding	1,420,045	2,171,260	1,428,767	1,700,151	1,064,071
Net asset value, offering and redemption price per share	$9.66	$13.22	$14.59	$12.03	$18.42
Class 3 (unlimited shares authorized):
Net assets	$9,437,927	$16,317,037	$9,504,150	$12,071,665	$10,736,090
Shares of beneficial interest issued and outstanding	980,601	1,270,718	651,084	1,096,231	584,246
Net asset value, offering and redemption price per share	$9.62	$12.84	$14.60	$11.01	$18.38
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2024 (unaudited) — (continued)

	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Small Cap Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio	SA T. Rowe Price Growth Stock Portfolio
ASSETS:
Investments at value (unaffiliated)*	$60,965,687	$160,574,906	$208,245,329	$220,514,414
Investments at value (affiliated)*	—	—	—	—
Repurchase agreements (cost approximates value)	400,000	—	5,000,000	—
Cash	632,597	1,433,380	47,192	3
Foreign cash*	625	—	26,838	—
Cash collateral on futures contracts	39,000	139,000	—	—
Receivable for variation margin on futures contracts	—	3,094	—	—
Receivable for variation margin on centrally cleared swap contracts	5,764	—	—	—
Receivable for:
Fund shares sold	36,103	—	39,688	26,523
Dividends and interest	180,165	135,119	562,841	25,649
Investments sold	887,822	924,850	691,478	517,844
Receipts on swap contracts	5,694	—	—	—
Prepaid expenses and other assets	211	1,440	480	—
Due from investment adviser for expense reimbursements/fee waivers	14,566	—	25,877	8,950
Unrealized appreciation on forward foreign currency contracts	—	—	86,715	—
Total assets	63,168,234	163,211,789	214,726,438	221,093,383
LIABILITIES:
Payable for:
Fund shares redeemed	10,020	305,206	375,472	237,173
Investments purchased	3,692,575	719,075	515,665	110,612
Payments on swap contracts	3,264	—	572	—
Investment advisory and management fees	41,075	111,526	146,638	152,147
Service fees—Class 2	3,682	1,499	4,409	3,475
Service fees—Class 3	4,778	1,698	33,559	4,693
Transfer agent fees and expenses	53	146	278	305
Trustees' fees and expenses	728	2,030	2,521	3,455
Other accrued expenses	120,344	119,120	158,543	88,482
Accrued foreign tax on capital gains	—	—	110,453	—
Due to custodian	—	—	—	—
Payable for variation margin on futures contracts	16,719	—	33,805	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	60,000	—
Call and put options written, at value@	—	—	5,219	—
Unrealized depreciation on forward foreign currency contracts	7,040	—	32,225	—
Unrealized depreciation on over-the-counter swap contracts	—	—	14,819	—
Total liabilities	3,900,278	1,260,300	1,494,178	600,342
Commitments and contingent liabilities (Note 5)
Net assets	$59,267,956	$161,951,489	$213,232,260	$220,493,041
* Cost
Investments (unaffiliated)	$54,896,141	$133,293,011	$161,727,202	$148,922,631
Investments (affiliated)	$—	$—	$—	$—
Foreign cash	$934	$—	$26,819	$—
@ Premiums received on options written	$—	$—	$92,442	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2024 (unaudited) — (continued)

	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Small Cap Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio	SA T. Rowe Price Growth Stock Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$64,804,934	$126,065,882	$149,240,240	$68,651,206
Total accumulated earnings (loss)	(5,536,978)	35,885,607	63,992,020	151,841,835
Net assets	$59,267,956	$161,951,489	$213,232,260	$220,493,041
Class 1 (unlimited shares authorized):
Net assets	$5,710,175	$141,213,862	$10,972,625	$167,731,818
Shares of beneficial interest issued and outstanding	591,280	12,025,970	762,134	6,993,349
Net asset value, offering and redemption price per share	$9.66	$11.74	$14.40	$23.98
Class 2 (unlimited shares authorized):
Net assets	$30,091,941	$12,336,429	$36,325,852	$29,119,455
Shares of beneficial interest issued and outstanding	3,131,742	1,104,463	2,522,198	1,318,976
Net asset value, offering and redemption price per share	$9.61	$11.17	$14.40	$22.08
Class 3 (unlimited shares authorized):
Net assets	$23,465,840	$8,401,198	$165,933,783	$23,641,768
Shares of beneficial interest issued and outstanding	2,451,533	777,832	11,604,317	1,130,150
Net asset value, offering and redemption price per share	$9.57	$10.80	$14.30	$20.92
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended September 30, 2024 (unaudited)

	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA American Century Inflation Protection Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$—	$829,988
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	—	—	—	12,684,890
Total investment income*	—	—	—	—	13,514,878
EXPENSES:
Investment advisory and management fees	120,758	230,348	242,941	140,333	1,668,654
Service Fees:
Class 2	—	—	—	—	—
Class 3	301,846	574,476	606,985	350,647	458,381
Transfer agent fees and expenses	531	532	532	532	1,215
Custodian and accounting fees	6,017	6,017	6,017	6,017	37,957
Reports to shareholders	7,615	14,405	15,286	8,792	17,881
Audit and tax fees	17,599	17,599	17,599	17,599	34,002
Legal fees	8,563	11,837	12,324	9,154	13,527
Trustees' fees and expenses	3,557	6,709	7,197	4,120	8,130
Interest expense	—	—	—	—	5,086
Short sale dividend expense	—	—	—	—	—
License fee	—	—	—	—	1,410
Other expenses	10,816	12,227	12,438	11,055	17,562
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	477,302	874,150	921,319	548,249	2,263,805
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(12,076)	(23,035)	(24,294)	(14,033)	(168,361)
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	465,226	851,115	897,025	534,216	2,095,444
Net investment income (loss)	(465,226)	(851,115)	(897,025)	(534,216)	11,419,434
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	—	(4,713,284)
Investments (affiliated)	(2,185,196)	(2,877,767)	(2,432,795)	(1,596,502)	—
Futures contracts	—	—	—	—	1,213,179
Forward contracts	—	—	—	—	118,658
Swap contracts	—	—	—	—	(653)
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(7,816)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(2,185,196)	(2,877,767)	(2,432,795)	(1,596,502)	(3,389,916)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—	19,976,384
Investments (affiliated)	16,878,714	36,122,116	35,235,884	19,800,704	—
Futures contracts	—	—	—	—	(35,338)
Forward contracts	—	—	—	—	(182,573)
Swap contracts	—	—	—	—	(1,488,478)
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	444
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	16,878,714	36,122,116	35,235,884	19,800,704	18,270,439
Net realized and unrealized gain (loss) on investments and foreign currencies	14,693,518	33,244,349	32,803,089	18,204,202	14,880,523
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,228,292	$32,393,234	$31,906,064	$17,669,986	$26,299,957
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended September 30, 2024 (unaudited) — (continued)

	SA Columbia Focused Value Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed Growth Portfolio	SA Multi- Managed Income Portfolio	SA Multi- Managed Income/ Equity Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,957,513	$45,312	$82,398	$8,566	$22,596
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	49,610	14,444,782	236,493	550,089	610,104
Total investment income*	4,007,123	14,490,094	318,891	558,655	632,700
EXPENSES:
Investment advisory and management fees	1,569,282	2,183,779	163,390	105,306	150,369
Service Fees:
Class 2	9,052	9,748	10,800	10,983	14,479
Class 3	9,032	7,886	17,583	11,882	16,620
Transfer agent fees and expenses	836	987	304	317	304
Custodian and accounting fees	15,482	128,061	45,717	41,088	41,482
Reports to shareholders	10,450	20,762	1,183	935	1,243
Audit and tax fees	23,329	36,807	36,098	34,927	34,927
Legal fees	9,785	16,149	6,723	6,583	6,731
Trustees' fees and expenses	4,777	9,898	580	439	580
Interest expense	—	16,690	1,282	737	902
Short sale dividend expense	—	—	—	—	—
License fee	—	1,410	17,585	17,458	17,586
Other expenses	17,640	24,079	22,317	19,539	18,410
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,669,665	2,456,256	323,562	250,194	303,633
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(506,725)	—	(97,471)	(72,051)	(62,094)
Fees paid indirectly (Note 2)	(9,701)	—	(619)	—	—
Net expenses	1,153,239	2,456,256	225,472	178,143	241,539
Net investment income (loss)	2,853,884	12,033,838	93,419	380,512	391,161
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	30,450,769	(1,448,972)	1,254,028	39,304	325,244
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(1,329,459)	11,855	9,603	18,364
Forward contracts	—	209,340	3,940	14,081	13,940
Swap contracts	—	69,833	(438)	(3,927)	(3,498)
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(13,242)	(190)	(795)	(735)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	30,450,769	(2,512,500)	1,269,195	58,266	353,315
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(13,834,548)	26,911,102	(462,138)	817,454	741,030
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	34,551	(13,150)	(14,240)	(19,827)
Forward contracts	—	(243,960)	(2,985)	(16,339)	(14,823)
Swap contracts	—	(469,071)	(13,343)	(30,970)	(34,221)
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	3,214	102	254	224
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(13,834,548)	26,235,836	(491,514)	756,159	672,383
Net realized and unrealized gain (loss) on investments and foreign currencies	16,616,221	23,723,336	777,681	814,425	1,025,698
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,470,105	$35,757,174	$871,100	$1,194,937	$1,416,859
* Net of foreign withholding taxes on interest and dividends of	$40,041	$(489)	$136	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended September 30, 2024 (unaudited) — (continued)

	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,083,916	$902,504	$5,495,964	$432,280	$1,981,998
Dividends (affiliated)	—	—	4,027	—	—
Interest (unaffiliated)	18,570	35,864	60,914	15,735	42,514
Total investment income*	5,102,486	938,368	5,560,905	448,015	2,024,512
EXPENSES:
Investment advisory and management fees	1,392,098	1,292,042	1,775,647	669,848	865,225
Service Fees:
Class 2	10,180	21,069	15,244	14,962	14,386
Class 3	11,642	19,438	11,465	14,616	12,956
Transfer agent fees and expenses	1,063	911	835	1,139	1,139
Custodian and accounting fees	110,464	27,261	42,750	24,441	32,067
Reports to shareholders	10,095	10,581	15,415	5,093	6,571
Audit and tax fees	37,086	27,044	26,750	27,045	27,339
Legal fees	9,402	11,059	12,534	7,294	7,950
Trustees' fees and expenses	4,417	5,236	7,447	2,461	3,067
Interest expense	523	3,558	4,545	—	—
Short sale dividend expense	—	—	—	—	—
License fee	—	—	—	14,916	14,916
Other expenses	35,744	21,837	22,484	20,688	21,956
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,622,714	1,440,036	1,935,116	802,503	1,007,572
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(59,085)	(118,599)	—	—	—
Fees paid indirectly (Note 2)	—	—	(525)	(524)	—
Net expenses	1,563,629	1,321,437	1,934,591	801,979	1,007,572
Net investment income (loss)	3,538,857	(383,069)	3,626,314	(353,964)	1,016,940
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	5,767,196	40,758,151	22,003,640	10,525,005	16,433,584
Investments (affiliated)	—	—	30,651	—	—
Futures contracts	75,448	(2,852)	2,945	3,102	3,102
Forward contracts	—	—	(312,287)	—	—
Swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	25,106	340	(1,379)	—	(1,138)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	(128,176)	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	128,176	—	—	—
Net realized gain (loss) on investments and foreign currencies	5,867,750	40,755,639	21,723,570	10,528,107	16,435,548
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	8,535,002	(13,345,355)	(464,673)	(6,882,589)	(5,655,297)
Investments (affiliated)	—	—	(55,753)	—	—
Futures contracts	11,952	(6,046)	(12,152)	(2,216)	(2,216)
Forward contracts	—	—	(57,543)	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	74,209	44	6,111	—	1,939
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(14,725)	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	8,606,438	(13,351,357)	(584,010)	(6,884,805)	(5,655,574)
Net realized and unrealized gain (loss) on investments and foreign currencies	14,474,188	27,404,282	21,139,560	3,643,302	10,779,974
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,013,045	$27,021,213	$24,765,874	$3,289,338	$11,796,914
* Net of foreign withholding taxes on interest and dividends of	$586,093	$756	$35,378	$588	$7,387
** Net of foreign withholding taxes on capital gains of	$484	$—	$—	$—	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended September 30, 2024 (unaudited) — (continued)

	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Small Cap Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio	SA T. Rowe Price Growth Stock Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$107,685	$1,123,999	$1,442,449	$595,221
Dividends (affiliated)	—	—	—	—
Interest (unaffiliated)	584,700	13,769	1,194,497	13,003
Total investment income*	692,385	1,137,768	2,636,946	608,224
EXPENSES:
Investment advisory and management fees	246,235	678,985	878,113	1,042,586
Service Fees:
Class 2	21,958	9,102	26,823	21,322
Class 3	28,447	10,165	199,998	28,571
Transfer agent fees and expenses	304	835	1,595	1,747
Custodian and accounting fees	56,376	43,139	77,147	18,986
Reports to shareholders	1,875	5,141	6,541	7,938
Audit and tax fees	36,099	27,637	41,325	25,867
Legal fees	7,032	7,299	8,307	8,740
Trustees' fees and expenses	903	2,435	3,076	3,844
Interest expense	758	56	56	—
Short sale dividend expense	—	—	787	—
License fee	17,884	—	23,381	—
Other expenses	22,964	21,557	27,558	18,507
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	440,835	806,351	1,294,707	1,178,108
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(88,386)	—	(154,961)	(61,392)
Fees paid indirectly (Note 2)	(833)	(4,346)	(19)	—
Net expenses	351,616	802,005	1,139,727	1,116,716
Net investment income (loss)	340,769	335,763	1,497,219	(508,492)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	1,665,180	7,017,452	16,152,509	40,164,556
Investments (affiliated)	—	—	—	—
Futures contracts	45,522	(79,996)	185,395	—
Forward contracts	13,600	—	(35,517)	—
Swap contracts	(983)	—	(9,233)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(642)	(1)	(6,282)	(490)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	1,722,677	6,937,455	16,286,872	40,164,066
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(374,173)	(978,357)	226,049	(19,469,208)
Investments (affiliated)	—	—	—	—
Futures contracts	(20,006)	(11,350)	93,488	—
Forward contracts	(14,722)	—	105,736	—
Swap contracts	(32,591)	—	(14,552)	—
Written option contracts	—	—	18,727	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	130	—	7,785	121
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(55,671)	—
Net unrealized gain (loss) on investments and foreign currencies	(441,362)	(989,707)	381,562	(19,469,087)
Net realized and unrealized gain (loss) on investments and foreign currencies	1,281,315	5,947,748	16,668,434	20,694,979
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,622,084	$6,283,511	$18,165,653	$20,186,487
* Net of foreign withholding taxes on interest and dividends of	$190	$3,395	$76,081	$7,395
** Net of foreign withholding taxes on capital gains of	$—	$—	$18,930	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENT OF CHANGES IN NET ASSETS

	SA Allocation Balanced		SA Allocation Growth		SA Allocation Moderate Growth
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(465,226)	$4,316,361	$(851,115)	$5,391,115	$(897,025)	$6,968,536
Net realized gain (loss) on investments and foreign currencies	(2,185,196)	(2,163,931)	(2,877,767)	6,884,457	(2,432,795)	7,497,485
Net unrealized gain (loss) on investments and foreign currencies	16,878,714	21,251,581	36,122,116	60,300,307	35,235,884	54,143,836
Net increase (decrease) in net assets resulting from operations	14,228,292	23,404,011	32,393,234	72,575,879	31,906,064	68,609,857
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(2,783)	—	(116,695)	—	(34,024)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(17,458,225)	—	(44,701,684)	—	(46,795,717)
Total distributions to shareholders	—	(17,461,008)	—	(44,818,379)	—	(46,829,741)
CAPITAL SHARE TRANSACTIONS (Note 7)	(7,939,402)	(1,376,902)	(8,415,518)	33,448,002	(24,141,976)	5,013,240
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,288,890	4,566,101	23,977,716	61,205,502	7,764,088	26,793,356
NET ASSETS:
Beginning of period	242,446,622	237,880,521	457,173,113	395,967,611	492,719,790	465,926,434
End of period	$248,735,512	$242,446,622	$481,150,829	$457,173,113	$500,483,878	$492,719,790
	SA Allocation Moderate		SA American Century Inflation Protection		SA Columbia Focused Value
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(534,216)	$4,414,171	$11,419,434	$19,338,998	$2,853,884	$5,623,376
Net realized gain (loss) on investments and foreign currencies	(1,596,502)	1,889,311	(3,389,916)	(20,663,087)	30,450,769	29,766,300
Net unrealized gain (loss) on investments and foreign currencies	19,800,704	28,916,264	18,270,439	(1,435,382)	(13,834,548)	10,184,654
Net increase (decrease) in net assets resulting from operations	17,669,986	35,219,746	26,299,957	(2,759,471)	19,470,105	45,574,330
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(18,690)	—	(10,747,134)	—	(21,894,659)
Distributable earnings — Class 2	—	—	—	—	—	(868,335)
Distributable earnings — Class 3	—	(24,968,815)	—	(17,474,878)	—	(507,235)
Total distributions to shareholders	—	(24,987,505)	—	(28,222,012)	—	(23,270,229)
CAPITAL SHARE TRANSACTIONS (Note 7)	(12,616,249)	(1,483,253)	(32,135,366)	(39,883,904)	(55,515,352)	(25,704,867)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,053,737	8,748,988	(5,835,409)	(70,865,387)	(36,045,247)	(3,400,766)
NET ASSETS:
Beginning of period	282,016,522	273,267,534	567,085,818	637,951,205	331,760,048	335,160,814
End of period	$287,070,259	$282,016,522	$561,250,409	$567,085,818	$295,714,801	$331,760,048
See Notes to Financial Statements

Seasons Series Trust
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Diversified Fixed Income		SA Multi-Managed Growth		SA Multi-Managed Income
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,033,838	$24,089,373	$93,419	$91,115	$380,512	$686,592
Net realized gain (loss) on investments and foreign currencies	(2,512,500)	(22,455,748)	1,269,195	(1,237,652)	58,266	(631,401)
Net unrealized gain (loss) on investments and foreign currencies	26,235,836	13,621,913	(491,514)	8,210,335	756,159	1,876,910
Net increase (decrease) in net assets resulting from operations	35,757,174	15,255,538	871,100	7,063,798	1,194,937	1,932,101
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(16,691,002)	—	—	—	(62,901)
Distributable earnings — Class 2	—	(297,004)	—	—	—	(286,705)
Distributable earnings — Class 3	—	(145,946)	—	—	—	(172,425)
Total distributions to shareholders	—	(17,133,952)	—	—	—	(522,031)
CAPITAL SHARE TRANSACTIONS (Note 7)	(24,260,888)	(90,828,079)	(1,440,867)	(3,027,158)	(2,139,805)	(1,242,295)
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,496,286	(92,706,493)	(569,767)	4,036,640	(944,868)	167,775
NET ASSETS:
Beginning of period	682,327,865	775,034,358	38,720,756	34,684,116	28,630,793	28,463,018
End of period	$693,824,151	$682,327,865	$38,150,989	$38,720,756	$27,685,925	$28,630,793
	SA Multi-Managed Income/Equity		SA Multi-Managed International Equity		SA Multi-Managed Large Cap Growth
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$391,161	$651,771	$3,538,857	$5,229,999	$(383,069)	$(392,655)
Net realized gain (loss) on investments and foreign currencies	353,315	(1,049,055)	5,867,750	7,824,103	40,755,639	36,619,538
Net unrealized gain (loss) on investments and foreign currencies	672,383	4,393,126	8,606,438	23,356,818	(13,351,357)	66,301,586
Net increase (decrease) in net assets resulting from operations	1,416,859	3,995,842	18,013,045	36,410,920	27,021,213	102,528,469
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(59,351)	—	(6,968,624)	—	(923,460)
Distributable earnings — Class 2	—	(230,143)	—	(317,544)	—	(86,054)
Distributable earnings — Class 3	—	(146,420)	—	(213,457)	—	(49,421)
Total distributions to shareholders	—	(435,914)	—	(7,499,625)	—	(1,058,935)
CAPITAL SHARE TRANSACTIONS (Note 7)	(2,104,475)	(1,286,074)	(22,108,862)	(38,963,024)	(73,270,329)	(113,254,088)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(687,616)	2,273,854	(4,095,817)	(10,051,729)	(46,249,116)	(11,784,554)
NET ASSETS:
Beginning of period	38,621,027	36,347,173	301,935,491	311,987,220	355,702,697	367,487,251
End of period	$37,933,411	$38,621,027	$297,839,674	$301,935,491	$309,453,581	$355,702,697
See Notes to Financial Statements

Seasons Series Trust
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth		SA Multi-Managed Mid Cap Value
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,626,314	$8,028,802	$(353,964)	$(588,211)	$1,016,940	$1,963,240
Net realized gain (loss) on investments and foreign currencies	21,723,570	49,505,237	10,528,107	10,774,887	16,435,548	13,530,212
Net unrealized gain (loss) on investments and foreign currencies	(584,010)	30,542,203	(6,884,805)	23,371,544	(5,655,574)	25,648,958
Net increase (decrease) in net assets resulting from operations	24,765,874	88,076,242	3,289,338	33,558,220	11,796,914	41,142,410
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(73,617,149)	—	—	—	(14,395,630)
Distributable earnings — Class 2	—	(3,020,130)	—	—	—	(1,566,511)
Distributable earnings — Class 3	—	(1,390,248)	—	—	—	(844,671)
Total distributions to shareholders	—	(78,027,527)	—	—	—	(16,806,812)
CAPITAL SHARE TRANSACTIONS (Note 7)	(150,565,190)	(45,661,753)	(11,580,090)	(25,147,544)	(14,103,933)	(11,878,909)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(125,799,316)	(35,613,038)	(8,290,752)	8,410,676	(2,307,019)	12,456,689
NET ASSETS:
Beginning of period	520,089,415	555,702,453	168,000,348	159,589,672	211,880,234	199,423,545
End of period	$394,290,099	$520,089,415	$159,709,596	$168,000,348	$209,573,215	$211,880,234
	SA Multi-Managed Moderate Growth		SA Multi-Managed Small Cap		SA Putnam Asset Allocation Diversified Growth
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$340,769	$518,670	$335,763	$458,258	$1,497,219	$2,471,425
Net realized gain (loss) on investments and foreign currencies	1,722,677	(1,481,670)	6,937,455	3,339,603	16,286,872	4,488,222
Net unrealized gain (loss) on investments and foreign currencies	(441,362)	10,351,740	(989,707)	19,798,320	381,562	34,331,346
Net increase (decrease) in net assets resulting from operations	1,622,084	9,388,740	6,283,511	23,596,181	18,165,653	41,290,993
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(36,854)	—	(4,969,595)	—	(186,360)
Distributable earnings — Class 2	—	(104,995)	—	(433,013)	—	(540,796)
Distributable earnings — Class 3	—	(60,072)	—	(293,350)	—	(2,138,360)
Total distributions to shareholders	—	(201,921)	—	(5,695,958)	—	(2,865,516)
CAPITAL SHARE TRANSACTIONS (Note 7)	(3,489,396)	(6,177,142)	(12,137,952)	(28,472,505)	(11,920,209)	(13,368,278)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,867,312)	3,009,677	(5,854,441)	(10,572,282)	6,245,444	25,057,199
NET ASSETS:
Beginning of period	61,135,268	58,125,591	167,805,930	178,378,212	206,986,816	181,929,617
End of period	$59,267,956	$61,135,268	$161,951,489	$167,805,930	$213,232,260	$206,986,816
See Notes to Financial Statements

Seasons Series Trust
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA T. Rowe Price Growth Stock
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(508,492)	$(1,153,272)
Net realized gain (loss) on investments and foreign currencies	40,164,066	43,634,800
Net unrealized gain (loss) on investments and foreign currencies	(19,469,087)	46,358,698
Net increase (decrease) in net assets resulting from operations	20,186,487	88,840,226
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(8,094,504)
Distributable earnings — Class 2	—	(1,214,220)
Distributable earnings — Class 3	—	(1,013,724)
Total distributions to shareholders	—	(10,322,448)
CAPITAL SHARE TRANSACTIONS (Note 7)	(63,245,485)	(87,606,837)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,058,998)	(9,089,059)
NET ASSETS:
Beginning of period	263,552,039	272,641,098
End of period	$220,493,041	$263,552,039
See Notes to Financial Statements

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited)

Note 1 — Organization
    Seasons Series Trust (the “Trust”), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is currently comprised of 19 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Portfolios of the Trust.  For purposes of the Investment Advisers Act and the Investment Company Act, American International Group, Inc.'s (“AIG”) share ownership of Corebridge, and the rights granted to AIG by Corebridge as part of a separation agreement between AIG and Corebridge, provide AIG with control over Corebridge's corporate and business activities.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the “Seasons Strategies Portfolios,” are available only through the selection of one of four “strategies” described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the “Seasons Select Portfolios,” the “Seasons Focused Portfolio” and the “Seasons Managed Allocation Portfolios,” are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract.
    Each Seasons Manged Allocation Portfolio is structured as a “fund-of-funds” which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust and certain other affiliated mutual funds (collectively, the “Underlying Portfolios”).
    Each Portfolio is diversified with the exception of SA Multi-Managed Large Cap Growth Portfolio and SA T. Rowe Price Growth Stock Portfolio, which are non-diversified as defined by the 1940 Act.
    The investment goal for each Portfolio is as follows:
    Seasons Strategies Portfolios
    The SA Multi-Managed Growth Portfolio seeks long-term growth of capital by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.
    The SA Multi-Managed Income Portfolio seeks capital preservation by allocating its assets among two distinct, actively managed investment components, each with a different investment strategy which include a fixed income component and a growth component.
    The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy, which include a fixed income component and a growth component.
    The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.
    The SA Putnam Asset Allocation Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.
    The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.
    Seasons Select Portfolios
    The SA American Century Inflation Portfolio seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
    The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.
    The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.
    The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.
    The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.
    The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.
    The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.
    Seasons Focused Portfolio
    The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.
    Seasons Managed Allocation Portfolios
    TheSA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios
    The SA Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.
    The SA Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.
    The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.
    Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of September 30, 2024, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
    Loans: Certain Portfolios invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.
    Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
    Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
    As of September 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	26.67%	$4,570,000
SA Multi-Managed Growth Portfolio	0.09	15,000
SA Multi-Managed Income Portfolio	1.25	215,000
SA Multi-Managed Income/Equity Portfolio	1.58	270,000
SA Multi-Managed Large Cap Value Portfolio	0.79	135,000
SA Multi-Managed Mid Cap Growth Portfolio	0.70	120,000
SA Multi-Managed Moderate Growth Portfolio	0.44	75,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated September 30, 2024, bearing interest at a rate of 4.84% per annum, with a principal amount of $17,133,000, a repurchase price of $17,135,303, and a maturity date of October 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.00%	02/28/2030	$17,050,000	$17,484,036
    As of September 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	26.69%	$4,805,000
SA Multi-Managed Growth Portfolio	0.19	35,000
SA Multi-Managed Income Portfolio	1.31	235,000
SA Multi-Managed Income/Equity Portfolio	1.61	290,000
SA Multi-Managed Large Cap Value Portfolio	0.83	150,000
SA Multi-Managed Mid Cap Growth Portfolio	0.72	130,000
SA Multi-Managed Moderate Growth Portfolio	0.53	95,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Barclays Capital, Inc., dated September 30, 2024, bearing interest at a rate of 4.89% per annum, with a principal amount of $18,000,000, a repurchase price of $18,002,445, and a maturity date of October 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	03/31/2030	$18,290,000	$18,357,551
    As of September 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	26.67%	$4,800,000
SA Multi-Managed Growth Portfolio	0.08	15,000
SA Multi-Managed Income Portfolio	1.25	225,000
SA Multi-Managed Income/Equity Portfolio	1.56	280,000
SA Multi-Managed Large Cap Value Portfolio	0.78	140,000
SA Multi-Managed Mid Cap Growth Portfolio	0.69	125,000
SA Multi-Managed Moderate Growth Portfolio	0.44	80,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    BNP Paribas SA, dated September 30, 2024, bearing interest at a rate of 4.86% per annum, with a principal amount of $18,000,000, a repurchase price of $18,002,430, and a maturity date of October 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	11/15/2027	$18,909,600	$18,371,537
    As of September 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	26.67%	$4,570,000
SA Multi-Managed Growth Portfolio	0.09	15,000
SA Multi-Managed Income Portfolio	1.25	215,000
SA Multi-Managed Income/Equity Portfolio	1.58	270,000
SA Multi-Managed Large Cap Value Portfolio	0.79	135,000
SA Multi-Managed Mid Cap Growth Portfolio	0.70	120,000
SA Multi-Managed Moderate Growth Portfolio	0.44	75,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated September 30, 2024, bearing interest at a rate of 4.85% per annum, with a principal amount of $17,133,000, a repurchase price of $17,135,308, and a maturity date of October 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.88%	06/30/2026	$18,339,000	$17,535,672
    As of September 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	26.67%	$4,570,000
SA Multi-Managed Growth Portfolio	0.09	15,000
SA Multi-Managed Income Portfolio	1.25	215,000
SA Multi-Managed Income/Equity Portfolio	1.58	270,000
SA Multi-Managed Large Cap Value Portfolio	0.79	135,000
SA Multi-Managed Mid Cap Growth Portfolio	0.70	120,000
SA Multi-Managed Moderate Growth Portfolio	0.44	75,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    RBS Securities, Inc., dated September 30, 2024, bearing interest at a rate of 4.84% per annum, with a principal amount of $17,134,000 a repurchase price of $17,136,304, and a maturity date of October 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.63%	06/30/2026	$17,000,000	$17,485,574
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
    When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Recent Accounting and Regulatory Developments
    In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement”, which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASU 2022-03. The Rule became effective for fiscal years beginning after December 15, 2023.  Adoption of the Rule had no material impact on the Portfolios.
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Portfolios may enter into credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral on centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of September 30, 2024, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended September 30, 2024. For a detailed presentation of derivatives held as of September 30, 2024, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written Contracts(5)	Foreign Forward Exchange Contracts(6)
Portfolio	Inflation Contracts
SA American Century Inflation Protection	$—	$147,234	$—	$—	$—	$2,561,973	$—	$—
	Interest Rate Contracts
SA American Century Inflation Protection	83,130	—	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income	179,427	236,735	—	—	466,650	220,902	—	—
SA Multi-Managed Growth	—	38,833	—	—	12,653	4,005	—	—
SA Multi-Managed Income	14,185	12,235	—	—	38,651	18,656	—	—
SA Multi-Managed Income/Equity	10,205	15,847	—	—	34,289	18,671	—	—
SA Multi-Managed Moderate Growth	9,268	12,510	—	—	33,222	19,947	—	—
SA Putnam Asset Allocation Diversified Growth	6,032	—	—	—	3,188	—	—	—
	Equity Contracts
SA Multi-Managed International Equity	14,947	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Growth	6,165	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value	6,165	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	8,196	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	8,196	—	—	—	—	—	—	—
SA Multi-Managed Moderate Growth	4,268	—	—	—	—	—	—	—
SA Multi-Managed Small Cap	11,023	—	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	81,507	—	16,598	—	23,433	14,819	5,219	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	—	—	—	—	—	7,724	—	—
SA Multi-Managed Growth	—	—	—	—	—	935	—	—

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written Contracts(5)	Foreign Forward Exchange Contracts(6)
Portfolio	Credit Contracts
SA Multi-Managed Income	$—	$—	$—	$—	$—	$2,271	$—	$—
SA Multi-Managed Income/Equity	—	—	—	—	—	2,470	—	—
SA Multi-Managed Moderate Growth	—	—	—	—	—	2,337	—	—
	Foreign Exchange Contracts
SA American Century Inflation Protection	—	—	—	5,372	—	—	—	59,788
SA Multi-Managed Diversified Fixed Income	—	—	—	—	—	—	—	113,868
SA Multi-Managed Growth	—	—	14,616	—	—	—	—	1,880
SA Multi-Managed Income	—	—	3,335	—	—	—	—	7,706
SA Multi-Managed Income/Equity	—	—	8,776	69	—	—	—	7,146
SA Multi-Managed Large Cap Growth	—	—	75,581	—	—	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	1,136	—	—	—	16,286
SA Multi-Managed Moderate Growth	—	—	17,320	—	—	—	—	7,040
SA Putnam Asset Allocation Diversified Growth	—	—	—	86,715	—	—	—	32,225

(1)	Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.
(2)	For centrally cleared swaps, the amount represents cumulative appreciation/depreciation as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities. For OTC swaps, the amount represents unrealized appreciation/depreciation on OTC swap contracts as disclosed within the Statements of Assets and Liabilities.
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Inflation Contracts
SA American Century Inflation Protection	$—	$(653)	$—	$—	$—
	Interest Rate Contracts
SA American Century Inflation Protection	1,213,179	—	—	—	—
SA Multi-Managed Diversified Fixed Income	(1,329,459)	84,241	—	—	—
SA Multi-Managed Growth	2,030	(3,145)	—	—	—
SA Multi-Managed Income	9,603	(3,474)	—	—	—
SA Multi-Managed Income/Equity	18,364	(3,006)	—	—	—
SA Multi-Managed Moderate Growth	17,269	(518)	—	—	—
SA Putnam Asset Allocation Diversified Growth	58,677	—	—	(223,500)	—
	Equity Contracts
SA Multi-Managed Growth	9,825	—	—	—	—
SA Multi-Managed International Equity	75,448	—	—	—	—
SA Multi-Managed Large Cap Growth	(2,852)	—	—	—	—
SA Multi-Managed Large Cap Value	2,945	—	—	—	—
SA Multi-Managed Mid Cap Growth	3,102	—	—	—	—
SA Multi-Managed Mid Cap Value	3,102	—	—	—	—
SA Multi-Managed Moderate Growth	28,253	—	—	—	—
SA Multi-Managed Small Cap	(79,996)	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	126,718	(9,233)	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	—	(14,408)	—	—	—
SA Multi-Managed Growth	—	2,707	—	—	—
SA Multi-Managed Income	—	(453)	—	—	—
SA Multi-Managed Income/Equity	—	(492)	—	—	—
SA Multi-Managed Moderate Growth	—	(465)	—	—	—
	Foreign Forward Exchange Contracts
SA American Century Inflation Protection	—	—	—	—	118,658

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Foreign Forward Exchange Contracts
SA Multi-Managed Diversified Fixed Income	$—	$—	$—	$—	$209,340
SA Multi-Managed Growth	—	—	—	(38,263)	3,940
SA Multi-Managed Income	—	—	—	(9,693)	14,081
SA Multi-Managed Income/Equity	—	—	—	(24,243)	13,940
SA Multi-Managed Large Cap Growth	—	—	—	(229,825)	—
SA Multi-Managed Large Cap Value	—	—	—	—	(312,287)
SA Multi-Managed Moderate Growth	—	—	—	(48,155)	13,600
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	(35,517)

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Inflation Contracts
SA American Century Inflation Protection	$—	$(1,488,478)	$—	$—	$—
	Interest Rate Contracts
SA American Century Inflation Protection	(35,338)	—	—	—	—
SA Multi-Managed Diversified Fixed Income	34,551	(461,347)	—	—	—
SA Multi-Managed Growth	(11,425)	(12,408)	—	—	—
SA Multi-Managed Income	(14,240)	(28,700)	—	—	—
SA Multi-Managed Income/Equity	(19,827)	(31,751)	—	—	—
SA Multi-Managed Moderate Growth	(17,571)	(30,254)	—	—	—
SA Putnam Asset Allocation Diversified Growth	(3,836)	—	18,727	—	—
	Equity Contracts
SA Multi-Managed Growth	(1,725)	—	—	—	—
SA Multi-Managed International Equity	11,952	—	—	—	—
SA Multi-Managed Large Cap Growth	(6,046)	—	—	—	—
SA Multi-Managed Large Cap Value	(12,152)	—	—	—	—
SA Multi-Managed Mid Cap Growth	(2,216)	—	—	—	—
SA Multi-Managed Mid Cap Value	(2,216)	—	—	—	—
SA Multi-Managed Moderate Growth	(2,435)	—	—	—	—
SA Multi-Managed Small Cap	(11,350)	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	97,324	(14,552)	—	148,526	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	—	(7,724)	—	—	—
SA Multi-Managed Growth	—	(935)	—	—	—
SA Multi-Managed Income	—	(2,270)	—	—	—
SA Multi-Managed Income/Equity	—	(2,470)	—	—	—
SA Multi-Managed Moderate Growth	—	(2,337)	—	—	—
	Foreign Forward Exchange Contracts
SA American Century Inflation Protection	—	—	—	—	(182,573)
SA Multi-Managed Diversified Fixed Income	—	—	—	—	(243,960)
SA Multi-Managed Growth	—	—	—	(6,757)	(2,985)
SA Multi-Managed Income	—	—	—	(783)	(16,339)
SA Multi-Managed Income/Equity	—	—	—	(2,912)	(14,823)
SA Multi-Managed Large Cap Growth	—	—	—	(24,885)	—
SA Multi-Managed Large Cap Value	—	—	—	—	(57,543)
SA Multi-Managed Moderate Growth	—	—	—	(5,655)	(14,722)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Foreign Forward Exchange Contracts
SA Putnam Asset Allocation Diversified Growth	$—	$—	$—	$—	$105,736

(1)	Change in unrealized appreciation (depreciation) on futures contracts
(2)	Change in unrealized appreciation (depreciation) on swap contracts
(3)	Change in unrealized appreciation (depreciation) on written options contracts
(4)	Change in unrealized appreciation (depreciation) on investments
(5)	Change in unrealized appreciation (depreciation) on forward contracts
    The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2024.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Forward Exchange Contracts(1)	Purchased Call Options Contracts(2)	Purchased Put Options Contracts(2)	Inflation Swaps Contracts(1)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Equity Swaps(2)	Written Put Option Contracts(2)
SA American Century Inflation Protection	$70,849,511	$37,042,054	$—	$—	$236,100,000	$—	$—	$—	$—
SA Multi-Managed Diversified Fixed Income	103,045,577	6,268,316	—	—	—	9,350,833	2,013,073	—	—
SA Multi-Managed Growth	2,734,825	110,382	21,195	—	—	290,000	23,333	—	—
SA Multi-Managed Income	7,721,968	717,892	4,518	—	—	623,333	56,667	—	—
SA Multi-Managed Income/Equity	7,195,768	645,067	11,748	—	—	681,667	61,667	—	—
SA Multi-Managed International Equity	2,545,533	—	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Growth	406,677	—	117,873	—	—	—	—	—	—
SA Multi-Managed Large Cap Value	539,044	13,353,488	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	303,233	—	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	303,233	—	—	—	—	—	—	—	—
SA Multi-Managed Moderate Growth	6,928,313	645,220	25,236	—	—	645,000	58,333	—	—
SA Multi-Managed Small Cap	1,484,554	—	—	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	9,628,410	10,666,954	—	43,750	—	—	—	95,923	11,258

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the six months ended September 30, 2024:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA American Century Inflation Protection	1	2	—	3	—	—	—
SA Multi-Managed Diversified Fixed Income . . .	1	2	—	—	1	4, 5	—
SA Multi-Managed Growth	1, 6	2	7	—	1	4, 5	—
SA Multi-Managed Income	1	2	7	—	1	4, 5	—
SA Multi-Managed Income/Equity	1	2	7	—	1	4, 5	—
SA Multi-Managed International Equity	6	—	—	—	—	—	—
SA Multi-Managed Large Cap Growth	6	—	7	—	—	—	—
SA Multi-Managed Large Cap Value	6	2	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	6	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	6	—	—	—	—	—	—
SA Multi-Managed Moderate Growth	1, 6	2	7	—	1	4, 5	—
SA Multi-Managed Small Cap	6	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth . .	1, 6	2	4	—	—	—	4
—

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
(3)	To manage inflation rate risk and the duration of the portfolio.
(4)	To manage against or gain exposure to certain securities and/or sectors.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

(5)	To manage credit risk.
(6)	To manage exposures in certain securities markets.
(7)	To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of September 30, 2024. The repurchase agreements held by the Portfolios as of September 30, 2024, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA American Century Inflation Protection Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$59,423	$—	$—	$59,423	$(59,423)	$—	$(59,423)
Morgan Stanley & Co., Inc.	5,372	—	—	5,372	365	—	—	365	5,007	—	5,007
Total	$5,372	$—	$—	$5,372	$59,788	$—	$—	$59,788	$(54,416)	$—	$(54,416)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$—	$—	$—	$—	$57,339	$—	$—	$57,339	$(57,339)	$—	$(57,339)
Goldman Sachs International	—	—	—	—	56,497	—	—	56,497	(56,497)	—	(56,497)
Natwest Markets PLC	—	—	—	—	32	—	—	32	(32)	—	(32)
Total	$—	$—	$—	$—	$113,868	$—	$—	$113,868	$(113,868)	$—	$(113,868)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$—	$—	$—	$—	$559	$—	$—	$559	$(559)	$—	$(559)
Goldman Sachs International	—	—	595	595	1,320	—	—	1,320	(725)	—	(725)
JPMorgan Chase Bank, N.A.	—	—	14,021	14,021	—	—	—	—	14,021	—	14,021
Natwest Markets PLC	—	—	—	—	1	—	—	1	(1)	—	(1)
Total	$—	$—	$14,616	$14,616	$1,880	$—	$—	$1,880	$12,736	$—	$12,736

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$—	$—	$—	$—	$3,807	$—	$—	$3,807	$(3,807)	$—	$(3,807)
Goldman Sachs International	—	—	140	140	3,897	—	—	3,897	(3,757)	—	(3,757)
JPMorgan Chase Bank, N.A.	—	—	3,195	3,195	—	—	—	—	3,195	—	3,195
Natwest Markets PLC	—	—	—	—	2	—	—	2	(2)	—	(2)
Total	$—	$—	$3,335	$3,335	$7,706	$—	$—	$7,706	$(4,371)	$—	$(4,371)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$60	$—	$—	$60	$—	$—	$—	$—	$60	$—	$60
Credit Agricole SA	9	—	—	9	—	—	—	—	9	—	9
Deutsche Bank AG	—	—	—	—	3,218	—	—	3,218	(3,218)	—	(3,218)
Goldman Sachs International	—	—	360	360	3,924	—	—	3,924	(3,564)	—	(3,564)
JPMorgan Chase Bank, N.A.	—	—	8,416	8,416	—	—	—	—	8,416	—	8,416
Natwest Markets PLC	—	—	—	—	4	—	—	4	(4)	—	(4)
Total	$69	$—	$8,776	$8,845	$7,146	$—	$—	$7,146	$1,699	$—	$1,699

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Large Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$3,535	$3,535	$—	$—	$—	$—	$3,535	$(3,535)	$—
JPMorgan Chase Bank, N.A.	—	—	72,046	72,046	—	—	—	—	72,046	(70,000)	2,046
Total	$—	$—	$75,581	$75,581	$—	$—	$—	$—	$75,581	$(73,535)	$2,046

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$1,020	$—	$—	$1,020	$5,735	$—	$—	$5,735	$(4,715)	$—	$(4,715)
Citibank, N.A.	—	—	—	—	41	—	—	41	(41)	—	(41)
Goldman Sachs and Co. LLC	116	—	—	116	5,190	—	—	5,190	(5,074)	—	(5,074)
JPMorgan Chase Bank, N.A.	—	—	—	—	129	—	—	129	(129)	—	(129)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Morgan Stanley & Co. International PLC	$—	$—	$—	$—	$2,143	$—	$—	$2,143	$(2,143)	$—	$(2,143)
UBS AG	—	—	—	—	3,048	—	—	3,048	(3,048)	—	(3,048)
Total	$1,136	$—	$—	$1,136	$16,286	$—	$—	$16,286	$(15,150)	$—	$(15,150)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$—	$—	$1	$—	$—	$1	$(1)	$—	$(1)
Deutsche Bank AG	—	—	—	—	3,228	—	—	3,228	(3,228)	—	(3,228)
Goldman Sachs International	—	—	712	712	3,807	—	—	3,807	(3,095)	—	(3,095)
JPMorgan Chase Bank, N.A.	—	—	16,608	16,608	—	—	—	—	16,608	—	16,608
Natwest Markets PLC	—	—	—	—	4	—	—	4	(4)	—	(4)
Total	$—	$—	$17,320	$17,320	$7,040	$—	$—	$7,040	$10,280	$—	$10,280

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$259	$—	$—	$259	$1,108	$14,819	$—	$15,927	$(15,668)	$—	$(15,668)
Barclays Bank PLC	11,303	—	—	11,303	1,042	—	—	1,042	10,261	—	10,261
Citibank, N.A.	37	—	16,598	16,635	117	—	5,219	5,336	11,299	(11,299)	—
Goldman Sachs International	17,378	—	—	17,378	2,777	—	—	2,777	14,601	—	14,601
HSBC Bank PLC	5	—	—	5	1,575	—	—	1,575	(1,570)	—	(1,570)
JPMorgan Chase Bank, N.A.	17,920	—	—	17,920	—	—	—	—	17,920	—	17,920
Morgan Stanley & Co. International PLC	3,970	—	—	3,970	19,296	—	—	19,296	(15,326)	—	(15,326)
Natwest Markets PLC	2,412	—	—	2,412	13	—	—	13	2,399	—	2,399
State Street Bank & Trust Co.	25,606	—	—	25,606	2,060	—	—	2,060	23,546	—	23,546
Toronto Dominion Bank	—	—	—	—	426	—	—	426	(426)	—	(426)
UBS AG	7,825	—	—	7,825	3,811	—	—	3,811	4,014	—	4,014
Total	$86,715	$—	$16,598	$103,313	$32,225	$14,819	$5,219	$52,263	$51,050	$(11,299)	$39,751

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2024
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Allocation Balanced	$4,356,197	$(1,293,402)	$(15,141,559)	$5,200,365	$12,260,643
SA Allocation Growth	5,525,237	8,889,785	1,419,875	8,807,433	36,010,946
SA Allocation Moderate Growth	7,080,087	8,130,750	(1,672,854)	10,750,235	36,079,506
SA Allocation Moderate	4,472,154	2,528,532	(9,115,590)	6,204,722	18,782,783
SA American Century Inflation Protection	18,624,560	(49,742,199)	(58,975,253)	28,222,012	—
SA Columbia Focused Value	5,819,664	29,318,247	80,464,848	4,936,234	18,333,995
SA Multi-Managed Diversified Fixed Income	21,944,451	(65,887,030)	(66,186,346)	17,133,952	—
SA Multi-Managed Growth	33,680	(9,043,302)	5,138,218	—	—
SA Multi-Managed Income	624,533	(4,592,527)	(1,387,832)	522,031	—
SA Multi-Managed Income/Equity	577,444	(7,156,436)	(615,749)	435,914	—
SA Multi-Managed International Equity	7,070,682	5,233,043	55,621,314	6,632,404	867,221
SA Multi-Managed Large Cap Growth	1,389,294	35,639,571	105,288,209	—	1,058,935
SA Multi-Managed Large Cap Value	32,561,538	24,032,606	48,847,132	10,747,977	67,279,550
SA Multi-Managed Mid Cap Growth	—	(1,225,211)	33,224,587	—	—
SA Multi-Managed Mid Cap Value	2,872,034	12,305,733	48,372,542	2,300,321	14,506,491
SA Multi-Managed Moderate Growth	426,208	(13,385,355)	5,800,593	201,921	—
SA Multi-Managed Small Cap	1,259,365	2,190,367	26,152,364	668,973	5,026,985
SA Putnam Asset Allocation Diversified Growth	2,618,600	(1,167,860)	44,386,416	2,865,516	—
SA T. Rowe Price Growth Stock	1,912,947	39,648,957	90,093,446	—	10,322,448

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
    As of March 31, 2024, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA Allocation Balanced	$16,514	$1,276,888
SA American Century Inflation Protection	22,756,637	26,985,562
SA Multi-Managed Diversified Fixed Income	29,192,398	36,694,632
SA Multi-Managed Growth	3,364,236	5,679,066
SA Multi-Managed Income	2,222,578	2,369,949
SA Multi-Managed Income/Equity	2,041,552	5,114,884
SA Multi-Managed Mid Cap Growth	1,225,211	—
SA Multi-Managed Moderate Growth	4,080,309	9,305,046
SA Putnam Asset Allocation Diversified Growth	1,167,860	—
    The Portfolios had a change in ownership as defined in the Internal Revenue Code on June 3, 2024. Therefore, certain capital loss carryforward amounts disclosed above may be subject to limitations on their use in future periods pursuant to applicable federal income tax regulations.
    Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2024, the Portfolios elected to defer late year ordinary  losses and post October capital losses as follows:
Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Allocation Balanced	$15,021,721	$(13,284,566)	$1,737,155	$247,128,400
SA Allocation Growth	49,359,341	(11,817,349)	37,541,992	443,821,760

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Allocation Moderate Growth	$49,754,729	$(16,191,699)	$33,563,030	$467,143,750
SA Allocation Moderate	22,996,678	(12,311,564)	10,685,114	276,529,231
SA American Century Inflation Protection	4,423,736	(45,128,659)	(40,704,923)	594,053,914
SA Columbia Focused Value	77,450,029	(10,819,729)	66,630,300	229,722,655
SA Multi-Managed Diversified Fixed Income	10,906,122	(50,859,079)	(39,952,957)	861,093,858
SA Multi-Managed Growth	7,538,840	(2,892,217)	4,646,623	34,349,810
SA Multi-Managed Income	1,760,994	(2,392,863)	(631,869)	31,440,321
SA Multi-Managed Income/Equity	3,833,510	(3,777,037)	56,473	40,571,360
SA Multi-Managed International Equity	83,589,751	(19,383,901)	64,205,850	231,294,070
SA Multi-Managed Large Cap Growth	105,081,135	(13,144,299)	91,936,836	216,096,098
SA Multi-Managed Large Cap Value	63,902,660	(15,643,931)	48,258,729	344,135,124
SA Multi-Managed Mid Cap Growth	33,883,013	(7,543,231)	26,339,782	133,488,498
SA Multi-Managed Mid Cap Value	51,252,190	(8,536,759)	42,715,431	166,990,140
SA Multi-Managed Moderate Growth	9,711,224	(4,351,822)	5,359,402	55,969,654
SA Multi-Managed Small Cap	38,199,545	(13,036,888)	25,162,657	135,400,899
SA Putnam Asset Allocation Diversified Growth	49,782,270	(4,910,448)	44,871,822	168,630,601
SA T. Rowe Price Growth Stock	77,035,732	(6,411,383)	70,624,349	149,890,065
Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Allocation Balanced		0.10%	0.09%
SA Allocation Growth		0.10%	0.09%
SA Allocation Moderate Growth		0.10%	0.09%
SA Allocation Moderate		0.10%	0.09%
SA American Century Inflation Protection	American Century Invesment Management, Inc.	0.60% on the first $500 million 0.55% over $500 million	0.54% on the first $500 million 0.49% over $500 million * * Voluntary Waiver
SA Columbia Focused Value	Columbia Management Investment Advisers, LLC	1.00% on the first $250 million 0.95% on the next $250 million 0.90% over $500 million	0.67%
SA Multi-Managed Diversified Fixed Income	PineBridge Investments LLC Wellington Management Company LLP	0.70% on the first $200 million 0.65% on the next $200 million 0.60% over $400 million	No fee waiver
SA Multi-Managed Growth	J.P. Morgan Investment Management, Inc. Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.89% on the first $250 million 0.84% on the next $250 million 0.79% over $500 million	0.62% on the first $250 million 0.57% on the next $250 million 0.52% over $500 million
SA Multi-Managed Income	Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.77% on the first $250 million 0.72% on the next $250 million 0.67% over $500 million	0.64% on the first $250 million 0.59% on the next $250 million 0.54% over $500 million
SA Multi-Managed Income/Equity	Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.81% on the first $250 million 0.76% on the next $250 million 0.71% over $500 million	0.75% on the first $250 million 0.70% on the next $250 million 0.65% over $500 million
SA Multi-Managed International Equity	Schroder Investment Management North America Inc. T. Rowe Price Associates, Inc.	0.95% on the first $250 million 0.90% on the next $250 million 0.85% over $500 million	0.91% on the first $250 million 0.86% on the next $250 million 0.81% over $500 million

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P. Morgan Stanley Investment Management Inc.	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million	0.73% on the first $250 million 0.67% on the next $250 million 0.58% over $500 million
SA Multi-Managed Large Cap Value	American Century Invesment Management, Inc. Wellington Management Company LLP	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million	No fee waiver
SA Multi-Managed Mid Cap Growth	T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Multi-Managed Mid Cap Value	Massachusetts Financial Services Company T. Rowe Price Associates, Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Multi-Managed Moderate Growth	J.P. Morgan Investment Management, Inc. Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	0.75% on the first $250 million 0.70% on the next $250 million 0.65% over $500 million
SA Multi-Managed Small Cap	J.P. Morgan Investment Management, Inc. Schroder Investment Management North America Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	0.70% on the first $250 million 0.65% on the next $250 million 0.60% over $500 million
SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million
    For the six months ended September 30, 2024, advisory fees waived were as follows:
Portfolio	Amount
SA Allocation Balanced	$12,076
SA Allocation Growth	23,035
SA Allocation Moderate Growth	24,294
SA Allocation Moderate	14,033
SA American Century Inflation Protection	168,361
SA Columbia Focused Value	506,725
SA Multi-Managed Growth	49,568
SA Multi-Managed Income	17,779
SA Multi-Managed Income/Equity	11,139
SA Multi-Managed International Equity	59,085
SA Multi-Managed Large Cap Growth	118,599
SA Multi-Managed Moderate Growth	28,969
SA Putnam Asset Allocation Diversified Growth	154,961
SA T. Rowe Price Growth Stock	61,392
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to July 31, 2026, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. During the period ended September 30, 2024, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 2	Class 3
SA Multi-Managed Growth	1.07%	1.22%	1.32%
SA Multi-Managed Income	1.13%	1.28%	1.38%
SA Multi-Managed Income/Equity	1.13%	1.28%	1.38%
SA Multi-Managed Moderate Growth	1.04%	1.19%	1.29%

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the six months ended September 30, 2024, expenses reimbursed were as follows:
Portfolio	Amount
SA Multi-Managed Growth	$47,903
SA Multi-Managed Income	54,272
SA Multi-Managed Income/Equity	50,955
SA Multi-Managed Moderate Growth	59,417
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
    At September 30, 2024, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Balance Subject to Recoupment
Portfolio	March 31, 2025	March 31, 2026	September 30, 2026
SA Multi-Managed Growth	$43,151	$150,317	$47,903
SA Multi-Managed Income	38,937	136,470	54,272
SA Multi-Managed Income/Equity	43,390	131,775	50,955
SA Multi-Managed Moderate Growth	49,445	166,653	59,417
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the six months ended September 30, 2024, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended September 30, 2024, service fees were paid (see Statement of Operations) based on the aforementioned rates.
    During the period, the SA Multi-Managed Large Cap Growth Portfolio had a trade error due to incorrect weightings for the S&P 500 Growth Index.  The error was corrected resulting in a loss of $128,176 which was reimbursed by the Adviser.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended September 30, 2024 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Allocation Balanced	$21,347,836	$29,760,360	$—	$—
SA Allocation Growth	40,835,277	50,103,225	—	—
SA Allocation Moderate Growth	34,451,556	59,495,722	—	—
SA Allocation Moderate	26,317,730	39,476,548	—	—
SA American Century Inflation Protection	70,389,734	58,234,326	53,076,160	85,448,833
SA Columbia Focused Value	46,441,248	101,716,615	—	—
SA Multi-Managed Diversified Fixed Income	70,788,447	101,603,325	68,628,658	68,020,459
SA Multi-Managed Growth	7,779,530	7,968,968	883,646	851,090
SA Multi-Managed Income	2,576,841	4,439,315	2,027,150	2,243,404
SA Multi-Managed Income/Equity	4,557,831	6,224,771	2,897,923	2,792,122
SA Multi-Managed International Equity	21,460,435	39,608,727	—	—
SA Multi-Managed Large Cap Growth	50,272,625	121,915,928	—	—
SA Multi-Managed Large Cap Value	69,143,864	212,797,517	—	—
SA Multi-Managed Mid Cap Growth	79,903,072	89,986,270	—	—
SA Multi-Managed Mid Cap Value	42,642,906	54,395,566	—	—
SA Multi-Managed Moderate Growth	10,662,437	12,688,318	2,957,091	2,378,503

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Multi-Managed Small Cap	$38,424,497	$48,900,915	$—	$—
SA Putnam Asset Allocation Diversified Growth	65,793,555	84,810,610	9,689,715	1,445,879
SA T. Rowe Price Growth Stock	53,147,068	117,683,063	—	—
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA Allocation Balanced Portfolio				SA Allocation Growth Portfolio
	Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24		Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	9	$87	92	$840	107	$1,594	130,742	$1,783,266
Reinvested dividends	—	—	324	2,783	—	—	8,807	116,695
Shares redeemed	(14)	(135)	(3,920)	(34,818)	(2,078)	(31,004)	(373,845)	(5,337,212)
Total	(5)	$(48)	(3,504)	$(31,195)	(1,971)	$(29,410)	(234,296)	$(3,437,251)
Class 3
Shares sold	1,025,301	$9,648,493	1,307,233	$11,790,940	894,641	$13,337,008	1,563,431	$22,033,342
Reinvested dividends	—	—	2,027,668	17,458,225	—	—	3,396,785	44,701,684
Shares redeemed	(1,888,606)	(17,587,847)	(3,400,352)	(30,594,872)	(1,464,981)	(21,723,116)	(2,115,142)	(29,849,773)
Total	(863,305)	$(7,939,354)	(65,451)	$(1,345,707)	(570,340)	$(8,386,108)	2,845,074	$36,885,253
Net increase (decrease)	(863,310)	$(7,939,402)	(68,955)	$(1,376,902)	(572,311)	$(8,415,518)	2,610,778	$33,448,002
	SA Allocation Moderate Growth Portfolio				SA Allocation Moderate Portfolio
	Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24		Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	36	$366	229	$2,269	25	$250	218	$2,107
Reinvested dividends	—	—	3,731	34,024	—	—	2,065	18,691
Shares redeemed	(363)	(3,674)	(8,177)	(81,234)	(109)	(1,075)	(7,661)	(74,925)
Total	(327)	$(3,308)	(4,217)	$(44,941)	(84)	$(825)	(5,378)	$(54,127)
Class 3
Shares sold	823,564	$8,419,380	1,181,543	$11,399,083	841,589	$8,283,724	982,867	$9,404,531
Reinvested dividends	—	—	5,148,044	46,795,717	—	—	2,768,161	24,968,814
Shares redeemed	(3,234,927)	(32,558,048)	(5,484,087)	(53,136,619)	(2,108,579)	(20,899,148)	(3,757,898)	(35,802,471)
Total	(2,411,363)	$(24,138,668)	845,500	$5,058,181	(1,266,990)	$(12,615,424)	(6,870)	$(1,429,126)
Net increase (decrease)	(2,411,690)	$(24,141,976)	841,283	$5,013,240	(1,267,074)	$(12,616,249)	(12,248)	$(1,483,253)
	SA American Century Inflation Protection Portfolio				SA Columbia Focused Value Portfolio
	Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24		Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,543,373	$13,161,725	359,406	$3,264,327	34,294	$717,596	478,990	$9,260,162
Reinvested dividends	—	—	1,262,883	10,747,134	—	—	1,208,314	21,894,659
Shares redeemed	(1,897,547)	(16,670,817)	(6,726,759)	(59,149,019)	(2,617,802)	(54,952,807)	(2,841,100)	(55,668,627)
Total	(354,174)	$(3,509,092)	(5,104,470)	$(45,137,558)	(2,583,508)	$(54,235,211)	(1,153,796)	$(24,513,806)
Class 2
Shares sold					12,050	$250,758	33,437	$673,370
Reinvested dividends					—	—	47,711	868,335
Shares redeemed					(56,698)	(1,191,545)	(108,897)	(2,131,835)
Total					(44,648)	$(940,787)	(27,749)	$(590,130)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA American Century Inflation Protection Portfolio				SA Columbia Focused Value Portfolio
	Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24		Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	623,790	$5,538,174	5,835,172	$50,650,226	242	$5,000	23,465	$453,450
Reinvested dividends	—	—	2,075,401	17,474,878	—	—	27,839	507,235
Shares redeemed	(3,943,434)	(34,164,448)	(7,218,818)	(62,871,450)	(16,303)	(344,354)	(80,020)	(1,561,616)
Total	(3,319,644)	$(28,626,274)	691,755	$5,253,654	(16,061)	$(339,354)	(28,716)	$(600,931)
Net increase (decrease)	(3,673,818)	$(32,135,366)	(4,412,715)	$(39,883,904)	(2,644,217)	$(55,515,352)	(1,210,261)	$(25,704,867)
	SA Multi-Managed Diversified Fixed Income Portfolio				SA Multi-Managed Growth Portfolio
	Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24		Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,767,824	$38,478,472	3,398,094	$33,937,270	37,987	$387,878	60,189	$584,808
Reinvested dividends	—	—	1,696,240	16,691,002	—	—	—	—
Shares redeemed	(6,021,317)	(61,304,667)	(14,134,695)	(140,006,789)	(79,429)	(829,501)	(85,317)	(840,436)
Total	(2,253,493)	$(22,826,195)	(9,040,361)	$(89,378,517)	(41,442)	$(441,623)	(25,128)	$(255,628)
Class 2
Shares sold	17,492	$175,110	249,330	$2,455,111	70,783	$717,075	105,444	$1,010,919
Reinvested dividends	—	—	30,183	297,004	—	—	—	—
Shares redeemed	(97,867)	(1,001,136)	(364,037)	(3,591,761)	(148,426)	(1,543,288)	(258,423)	(2,467,854)
Total	(80,375)	$(826,026)	(84,524)	$(839,646)	(77,643)	$(826,213)	(152,979)	$(1,456,935)
Class 3
Shares sold	5,145	$52,143	56,618	$561,885	83,970	$850,098	131,119	$1,244,795
Reinvested dividends	—	—	14,892	145,946	—	—	—	—
Shares redeemed	(65,885)	(660,810)	(133,493)	(1,317,747)	(99,896)	(1,023,129)	(272,484)	(2,559,390)
Total	(60,740)	$(608,667)	(61,983)	$(609,916)	(15,926)	$(173,031)	(141,365)	$(1,314,595)
Net increase (decrease)	(2,394,608)	$(24,260,888)	(9,186,868)	$(90,828,079)	(135,011)	$(1,440,867)	(319,472)	$(3,027,158)
	SA Multi-Managed Income Portfolio				SA Multi-Managed Income/Equity Portfolio
	Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24		Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	7,973	$69,680	31,807	$271,093	17,383	$140,284	53,011	$415,454
Reinvested dividends	—	—	7,453	62,901	—	—	7,619	59,351
Shares redeemed	(18,970)	(166,985)	(27,982)	(235,791)	(23,558)	(194,027)	(100,483)	(779,711)
Total	(10,997)	$(97,305)	11,278	$98,203	(6,175)	$(53,743)	(39,853)	$(304,906)
Class 2
Shares sold	35,498	$310,251	169,577	$1,442,772	77,285	$623,380	238,918	$1,868,145
Reinvested dividends	—	—	33,970	286,705	—	—	29,543	230,143
Shares redeemed	(192,866)	(1,679,048)	(367,689)	(3,105,540)	(232,291)	(1,891,546)	(416,000)	(3,198,131)
Total	(157,368)	$(1,368,797)	(164,142)	$(1,376,063)	(155,006)	$(1,268,166)	(147,539)	$(1,099,843)
Class 3
Shares sold	58,401	$513,490	129,777	$1,103,495	53,527	$432,035	185,540	$1,447,273
Reinvested dividends	—	—	20,405	172,425	—	—	18,772	146,420
Shares redeemed	(135,524)	(1,187,193)	(146,727)	(1,240,355)	(148,995)	(1,214,601)	(190,740)	(1,475,018)
Total	(77,123)	$(673,703)	3,455	$35,565	(95,468)	$(782,566)	13,572	$118,675
Net increase (decrease)	(245,488)	$(2,139,805)	(149,409)	$(1,242,295)	(256,649)	$(2,104,475)	(173,820)	$(1,286,074)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA Multi-Managed International Equity Portfolio				SA Multi-Managed Large Cap Growth Portfolio
	Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24		Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	143,102	$1,320,889	434,808	$3,528,272	62,417	$814,084	136,323	$1,471,470
Reinvested dividends	—	—	846,734	6,968,623	—	—	82,673	923,460
Shares redeemed	(2,379,121)	(21,782,219)	(5,500,553)	(46,683,966)	(5,359,665)	(70,702,781)	(9,899,527)	(109,151,273)
Total	(2,236,019)	$(20,461,330)	(4,219,011)	$(36,187,071)	(5,297,248)	$(69,888,697)	(9,680,531)	$(106,756,343)
Class 2
Shares sold	14,581	$134,679	43,791	$379,466	9,915	$125,678	31,159	$336,679
Reinvested dividends	—	—	38,444	317,544	—	—	8,134	86,054
Shares redeemed	(122,577)	(1,125,317)	(309,308)	(2,612,241)	(209,618)	(2,594,374)	(440,366)	(4,618,516)
Total	(107,996)	$(990,638)	(227,073)	$(1,915,231)	(199,703)	$(2,468,696)	(401,073)	$(4,195,783)
Class 3
Shares sold	1,158	$10,575	34,195	$291,486	7,892	$96,252	4,808	$45,404
Reinvested dividends	—	—	25,905	213,458	—	—	4,808	49,421
Shares redeemed	(73,161)	(667,469)	(161,594)	(1,365,666)	(85,513)	(1,009,188)	(234,365)	(2,396,787)
Total	(72,003)	$(656,894)	(101,494)	$(860,722)	(77,621)	$(912,936)	(224,749)	$(2,301,962)
Net increase (decrease)	(2,416,018)	$(22,108,862)	(4,547,578)	$(38,963,024)	(5,574,572)	$(73,270,329)	(10,306,353)	$(113,254,088)
	SA Multi-Managed Large Cap Value Portfolio				SA Multi-Managed Mid Cap Growth Portfolio
	Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24		Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	69,983	$953,247	159,260	$2,184,270	20,508	$270,627	68,470	$829,050
Reinvested dividends	—	—	5,965,733	73,617,149	—	—	—	—
Shares redeemed	(10,837,442)	(149,597,951)	(8,739,317)	(122,029,286)	(783,884)	(10,294,259)	(1,930,146)	(22,424,624)
Total	(10,767,459)	$(148,644,704)	(2,614,324)	$(46,227,867)	(763,376)	$(10,023,632)	(1,861,676)	$(21,595,574)
Class 2
Shares sold	1,268	$17,218	30,500	$403,275	16,202	$184,848	83,734	$839,563
Reinvested dividends	—	—	244,942	3,020,129	—	—	—	—
Shares redeemed	(100,293)	(1,376,808)	(219,387)	(3,021,115)	(108,602)	(1,240,160)	(267,196)	(2,695,918)
Total	(99,025)	$(1,359,590)	56,055	$402,289	(92,400)	$(1,055,312)	(183,462)	$(1,856,355)
Class 3
Shares sold	3,963	$53,027	19,206	$254,608	1,574	$17,087	10,117	$89,312
Reinvested dividends	—	—	112,571	1,390,249	—	—	—	—
Shares redeemed	(45,123)	(613,923)	(108,711)	(1,481,032)	(49,752)	(518,233)	(193,064)	(1,784,927)
Total	(41,160)	$(560,896)	23,066	$163,825	(48,178)	$(501,146)	(182,947)	$(1,695,615)
Net increase (decrease)	(10,907,644)	$(150,565,190)	(2,535,203)	$(45,661,753)	(903,954)	$(11,580,090)	(2,228,085)	$(25,147,544)
	SA Multi-Managed Mid Cap Value Portfolio				SA Multi-Managed Moderate Growth Portfolio
	Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24		Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	23,446	$406,728	128,535	$2,037,476	25,892	$232,252	61,249	$527,139
Reinvested dividends	—	—	959,069	14,395,630	—	—	4,336	36,854
Shares redeemed	(722,994)	(12,522,859)	(1,631,649)	(26,304,224)	(208,119)	(1,855,469)	(104,930)	(907,646)
Total	(699,548)	$(12,116,131)	(544,045)	$(9,871,118)	(182,227)	$(1,623,217)	(39,345)	$(343,653)
Class 2
Shares sold	7,288	$124,212	26,808	$425,943	154,947	$1,382,343	241,491	$2,057,587
Reinvested dividends	—	—	104,713	1,566,511	—	—	12,396	104,995
Shares redeemed	(89,257)	(1,549,932)	(186,462)	(2,983,652)	(253,583)	(2,310,902)	(650,095)	(5,397,865)
Total	(81,969)	$(1,425,720)	(54,941)	$(991,198)	(98,636)	$(928,559)	(396,208)	$(3,235,283)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA Multi-Managed Mid Cap Value Portfolio				SA Multi-Managed Moderate Growth Portfolio
	Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24		Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	7,171	$121,182	9,877	$156,380	102,303	$914,225	224,480	$1,904,339
Reinvested dividends	—	—	56,538	844,671	—	—	7,109	60,072
Shares redeemed	(39,743)	(683,264)	(126,755)	(2,017,644)	(203,862)	(1,851,845)	(545,135)	(4,562,617)
Total	(32,572)	$(562,082)	(60,340)	$(1,016,593)	(101,559)	$(937,620)	(313,546)	$(2,598,206)
Net increase (decrease)	(814,089)	$(14,103,933)	(659,326)	$(11,878,909)	(382,422)	$(3,489,396)	(749,099)	$(6,177,142)
	SA Multi-Managed Small Cap Portfolio				SA Putnam Asset Allocation Diversified Growth Portfolio
	Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24		Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	34,871	$386,348	260,887	$2,705,053	914	$12,789	53,148	$613,564
Reinvested dividends	—	—	502,996	4,969,595	—	—	16,052	186,360
Shares redeemed	(1,015,678)	(11,294,556)	(3,415,335)	(34,777,834)	(120,359)	(1,603,494)	(138,815)	(1,642,496)
Total	(980,807)	$(10,908,208)	(2,651,452)	$(27,103,186)	(119,445)	$(1,590,705)	(69,615)	$(842,572)
Class 2
Shares sold	17,137	$183,756	26,897	$266,468	16,507	$221,706	96,169	$1,120,923
Reinvested dividends	—	—	46,016	433,013	—	—	46,500	540,796
Shares redeemed	(100,136)	(1,060,847)	(153,538)	(1,503,738)	(290,089)	(3,899,884)	(659,953)	(7,704,263)
Total	(82,999)	$(877,091)	(80,625)	$(804,257)	(273,582)	$(3,678,178)	(517,284)	$(6,042,544)
Class 3
Shares sold	11,022	$109,722	21,912	$212,958	320,043	$4,260,461	839,320	$9,874,085
Reinvested dividends	—	—	32,201	293,350	—	—	185,139	2,138,360
Shares redeemed	(45,362)	(462,375)	(113,554)	(1,071,370)	(810,594)	(10,911,787)	(1,585,606)	(18,495,607)
Total	(34,340)	$(352,653)	(59,441)	$(565,062)	(490,551)	$(6,651,326)	(561,147)	$(6,483,162)
Net increase (decrease)	(1,098,146)	$(12,137,952)	(2,791,518)	$(28,472,505)	(883,578)	$(11,920,209)	(1,148,046)	$(13,368,278)
	SA T. Rowe Price Growth Stock Portfolio
	Six Months Ended 9/30/24 (unaudited)		Year Ended 3/31/24
	Shares	Amount	Shares	Amount
Class 1
Shares sold	27,463	$638,028	266,058	$5,731,422
Reinvested dividends	—	—	426,251	8,094,504
Shares redeemed	(2,603,571)	(59,239,948)	(4,700,460)	(87,843,279)
Total	(2,576,108)	$(58,601,920)	(4,008,151)	$(74,017,353)
Class 2
Shares sold	55,219	$1,185,127	21,592	$384,182
Reinvested dividends	—	—	69,384	1,214,220
Shares redeemed	(186,732)	(3,936,520)	(543,405)	(9,664,056)
Total	(131,513)	$(2,751,393)	(452,429)	$(8,065,654)
Class 3
Shares sold	49,999	$1,020,443	42,936	$715,152
Reinvested dividends	—	—	61,068	1,013,724
Shares redeemed	(145,488)	(2,912,615)	(430,419)	(7,252,706)
Total	(95,489)	$(1,892,172)	(326,415)	$(5,523,830)
Net increase (decrease)	(2,803,110)	$(63,245,485)	(4,786,995)	$(87,606,837)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Note 8 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios for the six months ended September 30, 2024 were as follows:
SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$6,703,760	$433,967	$477,930	$(52,531)	$379,487	$6,986,753
SA Columbia Focused Value Portfolio, Class 1	—	—	2,952,240	96,771	789,640	41,378	135,847	2,436,596
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	31,060,192	1,683,695	2,212,351	(237,647)	1,860,832	32,154,721
SA Multi-Managed International Equity Portfolio, Class 1	—	—	5,950,132	189,595	387,289	18,513	350,226	6,121,177
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	4,837,903	99,304	2,171,280	(909,181)	1,192,580	3,049,326
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	5,031,071	101,756	2,498,372	(457,777)	597,025	2,773,703
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,107,629	36,305	73,765	(19,051)	42,654	1,093,772
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,766,939	56,475	114,570	6,281	95,130	1,810,255
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,505,602	48,406	98,882	(35,099)	94,373	1,514,400
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	2,094,316	48,407	798,882	(280,195)	410,878	1,474,524
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	6,068,240	189,595	487,289	78,703	280,027	6,129,276
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,221,132	36,305	73,897	13,926	20,041	1,217,507
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	543,895	28,238	57,681	2,571	65,502	582,525
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	14,599,544	1,340,544	1,104,184	(218,656)	992,866	15,610,114
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	3,948,963	133,118	271,926	35,068	149,723	3,994,946
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	1,643,087	60,509	124,263	(36,381)	268,929	1,811,881
SA Fixed Income Index Portfolio, Class 1	—	—	15,178,788	796,790	1,120,818	(46,395)	779,586	15,587,951
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	6,595,793	217,722	701,297	(48,063)	334,886	6,399,041
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	5,236,998	139,323	1,181,897	220,577	35,017	4,450,018
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,369,360	25,718	756,159	(194,055)	199,667	644,531
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	1,806,812	1,077,216	162,548	46,315	251,199	3,018,994
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	1,017,327	2,049,467	147,216	5,250	240,701	3,165,529
SA International Index Portfolio, Class 1	—	—	1,820,626	1,356,475	115,363	23,646	175,936	3,261,320
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,403,629	38,525	330,145	(257,546)	305,449	1,159,912
SA Janus Focused Growth Portfolio, Class 1	—	—	1,955,549	56,474	215,362	(73,137)	276,190	1,999,714
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	849,443	40,339	82,402	7,544	95,625	910,549
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	5,291,369	143,357	1,240,137	19,865	256,844	4,471,298
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	3,485,124	92,780	589,524	100,338	214,061	3,302,779
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	33,255,112	3,077,631	2,444,791	(227,819)	2,101,088	35,761,221
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,674,763	72,611	147,795	(21,686)	(14,193)	2,563,700
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	2,723,816	71,121	1,037,346	65,936	7,992	1,831,519
SA Large Cap Growth Index Portfolio, Class 1	—	—	6,435,868	209,764	428,489	156,909	687,120	7,061,172
SA Large Cap Index Portfolio, Class 1	—	—	6,405,590	2,879,949	558,062	198,642	641,684	9,567,803
SA Large Cap Value Index Portfolio, Class 1	—	—	6,457,590	789,637	795,413	190,490	204,639	6,846,943
SA MFS Blue Chip Growth, Class 1	—	—	4,574,906	133,119	871,926	(61,348)	527,944	4,302,695
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	3,244,479	80,139	1,167,984	(73,040)	244,586	2,328,180
SA Mid Cap Index Portfolio, Class 1	—	—	1,444,078	44,373	90,642	20,860	20,761	1,439,430
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	3,216,209	104,884	215,535	(9,094)	325,888	3,422,352
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	100,000	1,100,000	600,000	3,919	18,541	622,460
SA PIMCO RAE International Value Portfolio, Class 1	—	—	1,800,528	56,474	114,072	5,011	137,330	1,885,271
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	7,871,674	266,239	543,852	(30,578)	393,044	7,956,527
SA Putnam International Growth and Income Portfolio, Class 1	—	—	3,011,514	80,678	164,804	33,700	196,143	3,157,231
SA Small Cap Index Portfolio, Class 1	—	—	1,069,076	17,651	689,679	23,182	(35,120)	385,110
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	1,664,512	1,078,188	141,288	37,535	101,718	2,740,665
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	19,589,383	668,202	1,363,613	(252,076)	1,218,268	19,860,164
	$—	$—	$242,584,561	$21,347,836	$29,760,360	$(2,185,196)	$16,878,714	$248,865,555

†	Includes reinvestment of distributions paid.
SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$3,979,056	$340,395	$178,441	$(18,772)	$224,729	$4,346,967

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2024
SA Columbia Focused Value Portfolio, Class 1	$—	$—	$10,872,244	$227,286	$2,515,061	$51,698	$531,292	$9,167,459
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	17,323,364	1,516,487	823,940	(155,981)	1,094,639	18,954,569
SA Multi-Managed International Equity Portfolio, Class 1	—	—	25,993,986	551,886	1,089,427	93,285	1,537,129	27,086,859
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	14,389,501	252,713	4,086,963	(1,603,267)	2,757,607	11,709,591
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	21,030,000	284,299	11,895,132	(1,958,197)	2,469,499	9,930,469
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,873,605	66,607	129,737	(63,096)	126,257	2,873,636
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	7,825,062	157,002	305,734	27,429	431,415	8,135,174
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	5,073,612	104,668	206,615	5,486	199,364	5,176,515
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	6,672,363	128,456	1,053,574	(420,207)	999,552	6,326,590
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	20,322,234	385,369	2,360,721	357,292	774,727	19,478,901
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	3,836,342	66,607	129,388	32,833	77,902	3,884,296
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	3,987,195	85,638	169,049	11,116	499,452	4,414,352
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	9,065,973	1,214,094	422,623	(73,618)	599,574	10,383,400
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	17,225,395	375,853	741,937	192,938	626,630	17,678,879
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	4,914,786	104,668	210,107	(5,200)	717,398	5,521,545
SA Fixed Income Index Portfolio, Class 1	—	—	9,630,632	236,611	467,756	(88,906)	560,876	9,871,457
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	3,124,447	77,393	152,090	(10,699)	150,666	3,189,717
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	16,375,516	309,783	1,712,969	299,407	670,134	15,941,871
SA Franklin Small Company Value Portfolio, Class 1	—	—	4,169,796	63,685	1,623,504	(285,571)	376,466	2,700,872
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	4,781,011	1,932,826	258,618	72,756	621,877	7,149,852
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	1,017,327	11,857,273	325,574	13,213	1,017,180	13,579,419
SA International Index Portfolio, Class 1	—	—	7,785,263	3,161,760	319,315	45,863	644,011	11,317,582
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	5,176,652	103,693	353,956	(251,140)	507,266	5,182,515
SA Janus Focused Growth Portfolio, Class 1	—	—	6,856,130	123,700	1,144,182	(201,511)	923,151	6,557,288
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	5,180,399	114,183	225,399	6,231	633,316	5,708,730
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	16,579,062	318,762	1,829,238	46,322	1,014,068	16,128,976
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	14,012,346	261,670	1,516,539	71,726	1,292,406	14,121,609
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	19,359,896	2,577,978	944,904	(126,359)	1,301,819	22,168,430
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	9,601,095	195,063	381,913	(31,648)	(96,261)	9,286,336
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	1,679,455	31,088	809,998	51,322	(7,089)	944,778
SA Large Cap Growth Index Portfolio, Class 1	—	—	21,766,235	466,247	920,378	274,795	2,605,018	24,191,917
SA Large Cap Index Portfolio, Class 1	—	—	27,330,136	3,759,146	1,215,666	556,208	2,429,798	32,859,622
SA Large Cap Value Index Portfolio, Class 1	—	—	18,326,832	2,211,560	776,048	152,554	1,131,535	21,046,433
SA MFS Blue Chip Growth, Class 1	—	—	17,994,063	318,761	3,329,238	(78,080)	1,855,311	16,760,817
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	5,900,001	118,941	234,790	(12,312)	421,343	6,193,183
SA Mid Cap Index Portfolio, Class 1	—	—	4,554,448	85,637	169,049	33,401	101,971	4,606,408
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	14,678,283	309,247	610,455	(30,240)	1,490,586	15,837,421
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	100,000	2,100,000	1,100,000	8,266	34,026	1,142,292
SA PIMCO RAE International Value Portfolio, Class 1	—	—	6,467,615	115,717	231,459	(14,783)	533,456	6,870,546
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,023,530	109,426	216,007	(9,721)	244,610	5,151,838
SA Putnam International Growth and Income Portfolio, Class 1	—	—	13,279,082	255,378	501,086	99,524	919,855	14,052,753
SA Small Cap Index Portfolio, Class 1	—	—	3,278,961	46,548	1,589,304	66,861	(49,609)	1,753,457
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	6,102,998	3,456,444	320,716	82,156	437,852	9,758,734
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	11,871,422	254,729	504,625	(91,141)	689,312	12,219,697
	$—	$—	$457,387,351	$40,835,277	$50,103,225	$(2,877,767)	$36,122,116	$481,363,752

†	Includes reinvestment of distributions paid.
SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$7,790,115	$476,527	$502,277	$(64,667)	$449,887	$8,149,585
SA Columbia Focused Value Portfolio, Class 1	—	—	10,073,633	80,142	2,763,638	76,595	427,177	7,893,909
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	35,098,342	1,549,164	2,297,783	(353,909)	2,170,106	36,165,920
SA Multi-Managed International Equity Portfolio, Class 1	—	—	21,827,588	200,320	1,314,785	179,717	1,154,713	22,047,553
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	14,237,266	85,728	4,975,586	(1,772,711)	2,769,525	10,344,222
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	18,406,084	85,525	9,559,606	(1,069,684)	1,570,231	9,432,550
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,819,513	24,759	161,840	(63,342)	121,562	2,740,652

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2024
SA Multi-Managed Mid Cap Value Portfolio, Class 1	$—	$—	$5,912,643	$51,767	$338,452	$26,925	$305,755	$5,958,638
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	3,760,640	33,761	221,593	(28,290)	172,576	3,717,094
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	5,767,441	45,016	1,445,457	(557,650)	1,015,747	4,825,097
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	17,765,596	155,302	1,519,327	298,856	738,598	17,439,025
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	4,055,856	36,012	235,373	4,451	104,100	3,965,046
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	2,941,751	31,512	206,820	5,547	360,861	3,132,851
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	17,183,873	1,573,309	1,137,510	(153,910)	1,085,278	18,551,040
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	14,834,998	144,050	945,463	72,579	607,526	14,713,690
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	4,794,407	45,017	296,781	47,702	620,435	5,210,780
SA Fixed Income Index Portfolio, Class 1	—	—	17,997,994	943,617	1,240,758	(60,522)	923,998	18,564,329
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	7,261,240	60,721	1,178,575	(80,332)	385,453	6,448,507
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	15,184,182	121,835	2,001,745	(76,585)	923,021	14,150,708
SA Franklin Small Company Value Portfolio, Class 1	—	—	3,776,773	23,584	1,331,311	(132,899)	229,580	2,565,727
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	5,242,697	1,460,186	382,888	107,226	570,318	6,997,539
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	1,017,327	10,191,494	361,445	12,888	861,112	11,721,376
SA International Index Portfolio, Class 1	—	—	6,438,156	3,058,519	384,094	94,028	500,031	9,706,640
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	4,620,269	36,442	749,799	(548,880)	731,824	4,089,856
SA Janus Focused Growth Portfolio, Class 1	—	—	6,909,181	49,518	1,275,003	(22,139)	638,230	6,299,787
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	4,252,637	40,514	265,912	4,200	511,254	4,542,693
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	14,997,985	121,541	2,297,735	(93,898)	986,207	13,714,100
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	13,135,349	101,285	2,964,779	214,864	903,132	11,389,851
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	37,749,874	3,195,640	2,559,196	(215,494)	2,360,216	40,531,040
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	8,505,482	74,276	486,181	19,353	(137,950)	7,974,980
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	3,530,022	25,256	1,203,329	76,142	19,703	2,447,794
SA Large Cap Growth Index Portfolio, Class 1	—	—	19,566,218	180,064	1,181,829	432,123	2,105,275	21,101,851
SA Large Cap Index Portfolio, Class 1	—	—	23,156,796	3,335,785	1,481,587	655,787	1,846,868	27,513,649
SA Large Cap Value Index Portfolio, Class 1	—	—	17,702,828	856,690	1,029,507	252,142	866,730	18,648,883
SA MFS Blue Chip Growth, Class 1	—	—	14,153,264	119,292	1,782,962	(67,766)	1,583,970	14,005,798
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	6,158,835	56,270	369,322	(20,686)	437,292	6,262,389
SA Mid Cap Index Portfolio, Class 1	—	—	3,959,258	33,760	221,592	62,549	48,511	3,882,486
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	12,141,208	112,538	738,643	(3,983)	1,184,073	12,695,193
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	100,000	2,300,000	1,200,000	9,136	37,123	1,246,259
SA PIMCO RAE International Value Portfolio, Class 1	—	—	5,572,564	50,439	329,302	13,452	420,792	5,727,945
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	9,226,029	87,780	576,142	25,308	392,596	9,155,571
SA Putnam International Growth and Income Portfolio, Class 1	—	—	12,520,786	93,610	616,161	189,561	756,867	12,944,663
SA Small Cap Index Portfolio, Class 1	—	—	2,833,067	12,544	1,564,163	266,098	(272,857)	1,274,689
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	5,551,939	2,876,328	388,060	100,678	365,472	8,506,357
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	22,416,151	214,117	1,411,411	(293,355)	1,382,966	22,308,468
	$—	$—	$492,947,857	$34,451,556	$59,495,722	$(2,432,795)	$35,235,884	$500,706,780

†	Includes reinvestment of distributions paid.
SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$5,425,445	$808,571	$448,064	$(55,022)	$350,640	$6,081,570
SA Columbia Focused Value Portfolio, Class 1	—	—	3,984,936	108,116	305,498	11,548	245,221	4,044,323
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	27,415,427	1,420,935	2,043,055	(290,388)	1,733,131	28,236,050
SA Multi-Managed International Equity Portfolio, Class 1	—	—	10,191,643	241,459	1,382,279	(37,014)	597,500	9,611,309
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	7,696,522	153,951	3,103,490	(959,343)	1,445,390	5,233,030
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	9,560,329	176,398	5,526,506	(549,684)	748,137	4,408,674
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,474,315	36,039	101,000	(45,864)	77,118	1,440,608
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	2,501,408	68,473	192,232	10,268	131,481	2,519,398
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	2,502,427	61,266	173,116	(49,178)	146,988	2,488,387
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	2,845,438	61,266	773,116	(238,942)	482,430	2,377,076
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	9,279,847	209,024	1,290,630	190,894	311,794	8,700,929
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,890,933	46,850	131,341	2,760	49,090	1,858,292

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2024
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$959,869	$39,642	$112,016	$3,257	$115,174	$1,005,926
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	12,639,658	1,110,386	1,018,327	(155,237)	831,342	13,407,822
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	6,429,809	172,985	488,797	102,019	198,573	6,414,589
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	2,316,146	61,265	174,574	6,948	321,529	2,531,314
SA Fixed Income Index Portfolio, Class 1	—	—	13,540,180	645,902	1,095,746	(55,640)	712,698	13,747,394
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,107,210	136,659	640,829	(43,468)	265,062	4,824,634
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	7,651,793	183,797	919,347	102,739	357,202	7,376,184
SA Franklin Small Company Value Portfolio, Class 1	—	—	2,012,733	40,697	1,188,474	(267,388)	267,684	865,252
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	2,343,762	1,289,772	241,781	68,606	306,334	3,766,693
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	1,017,327	3,957,691	233,736	8,743	381,370	5,131,395
SA International Index Portfolio, Class 1	—	—	2,867,172	1,672,077	1,903,665	247,925	(143,843)	2,739,666
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	2,305,428	55,903	380,387	(272,305)	367,728	2,076,367
SA Janus Focused Growth Portfolio, Class 1	—	—	3,498,952	72,076	503,665	(163,249)	512,310	3,416,424
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	1,632,925	50,454	142,566	2,999	194,940	1,738,752
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	8,163,258	187,566	1,131,201	141,418	363,452	7,724,493
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	6,093,565	133,343	876,781	73,523	492,735	5,916,385
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	27,441,872	2,367,521	2,259,903	(198,063)	1,757,524	29,108,951
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,249,896	97,305	273,699	(16,481)	(42,339)	4,014,682
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	2,297,014	60,199	733,717	46,264	17,488	1,687,248
SA Large Cap Growth Index Portfolio, Class 1	—	—	9,887,157	2,002,271	712,829	218,013	1,287,173	12,681,785
SA Large Cap Index Portfolio, Class 1	—	—	10,829,382	2,463,475	860,752	343,356	894,831	13,670,292
SA Large Cap Value Index Portfolio, Class 1	—	—	9,367,052	1,966,232	1,110,996	180,675	518,309	10,921,272
SA MFS Blue Chip Growth, Class 1	—	—	7,357,929	172,986	788,797	(111,373)	926,772	7,557,517
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	3,783,428	90,097	454,582	(25,642)	278,664	3,671,965
SA Mid Cap Index Portfolio, Class 1	—	—	2,423,511	54,058	152,749	39,133	30,366	2,394,319
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	5,414,831	136,946	386,964	14,039	515,251	5,694,103
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	100,000	1,300,000	700,000	4,788	21,639	726,427
SA PIMCO RAE International Value Portfolio, Class 1	—	—	2,848,807	57,830	766,213	(70,078)	228,831	2,299,177
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	6,853,805	180,193	509,164	(1,838)	316,625	6,839,621
SA Putnam International Growth and Income Portfolio, Class 1	—	—	4,931,058	115,155	822,584	203,125	117,219	4,543,973
SA Small Cap Index Portfolio, Class 1	—	—	1,505,594	30,765	914,197	143,919	(154,066)	612,015
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	2,800,457	1,576,697	248,240	65,046	172,692	4,366,652
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	16,728,711	443,437	1,258,943	(222,310)	1,050,515	16,741,410
	$—	$—	$282,168,961	$26,317,730	$39,476,548	$(1,596,502)	$19,800,704	$287,214,345

†	Includes reinvestment of distributions paid.
SA Multi-Managed Large Cap Value Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2024
American International Group, Inc.
American International Group, Inc.- Common Stock	$4,027	$—	$482,700	$—	$160,431	$30,651	$(55,753)	$297,167
    The following Portfolios incurred brokerage commissions with affiliated brokers for the six months ended September 30, 2024:
Portfolio	Goldman Sachs & Co.
SA Multi-Managed Large Cap Growth	$401
    At September 30, 2024, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	SST SA Allocation Balanced Portfolio	SST SA Allocation Growth Portfolio	SST Allocation SA Moderate Growth Portfolio	SST SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA Allocation Balanced	91.04%	8.96%	—%	—%	—%	—%	—%	—%
SA Allocation Growth	92.27	7.73	—	—	—	—	—	—

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	SST SA Allocation Balanced Portfolio	SST SA Allocation Growth Portfolio	SST Allocation SA Moderate Growth Portfolio	SST SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA Allocation Moderate Growth	92.14%	7.86%	—%	—%	—%	—%	—%	—%
SA Allocation Moderate	91.58	8.42	—	—	—	—	—	—
SA American Century Inflation Protection	61.49	4.15	1.23	0.77	1.44	1.07	8.84	21.01
SA Columbia Focused Value	6.52	0.10	0.82	3.10	2.67	1.37	37.99	47.43
SA Multi-Managed Diversified Fixed Income	2.96	0.04	4.64	2.73	5.21	4.07	19.95	60.40
SA Multi-Managed Growth	98.34	1.66	—	—	—	—	—	—
SA Multi-Managed Income	99.08	0.92	—	—	—	—	—	—
SA Multi-Managed Income/Equity	99.54	0.46	—	—	—	—	—	—
SA Multi-Managed International Equity	7.85	0.16	2.06	9.10	7.41	3.23	25.30	44.89
SA Multi-Managed Large Cap Growth	16.82	0.10	0.98	3.75	3.31	1.67	29.96	43.41
SA Multi-Managed Large Cap Value	8.49	0.05	0.70	2.52	2.39	1.12	39.66	45.07
SA Multi-Managed Mid Cap Growth	24.11	0.55	0.66	1.73	1.65	0.87	33.75	36.68
SA Multi-Managed Mid Cap Value	15.59	0.13	0.86	3.88	2.84	1.20	22.54	52.96
SA Multi-Managed Moderate Growth	99.42	0.58	—	—	—	—	—	—
SA Multi-Managed Small Cap	14.15	0.22	0.93	3.17	2.28	1.52	46.25	31.48
SA Putnam Asset Allocation Diversified Growth	93.88	6.12	—	—	—	—	—	—
SA T. Rowe Price Growth Stock	29.55	0.30	0.65	2.79	2.13	1.05	12.07	51.46
    The fund-of-funds do not invest in the Portfolios for the purpose of exercising management or control; however, investments by these funds within the set limits across their asset allocations may represent a significant portion of net assets of the Portfolios.
Note 9 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Multi-Managed International Equity Portfolio.
    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi- Managed Diversified Fixed Income Portfolios’ concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    Certain Portfolios may invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Portfolio may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Portfoliopurchases a participation of a senior loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Portfolio is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Portfolios and the borrower.
Note 10 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $100 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended September 30, 2024, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 09/30/24
SA Multi-Managed International Equity	12	$339	$152,083	6.68%	$—
SA Multi-Managed Large Cap Growth	20	3,558	958,750	6.68	—
SA Multi-Managed Large Cap Value	22	4,514	1,105,682	6.68	—
SA Multi-Managed Small Cap	3	56	100,000	6.68	—
SA Putnam Asset Allocation Diversified Growth	3	56	100,000	6.68	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2024, none of the Portfolios participated in this program.

Seasons Series Trust
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Allocation Balanced Portfolio — Class 1(3)
03/31/20	$9.66	$0.17	$(0.22)	$(0.05)	$(0.18)	$(0.20)	$(0.38)	$9.23	(0.78)%	$146	0.15%	0.14%	1.76%	31%
03/31/21	9.23	0.23	1.92	2.15	(0.15)	(0.39)	(0.54)	10.84	23.42	137	0.14	0.13	2.09	31
03/31/22	10.84	0.16	(0.11)	0.05	(0.13)	(0.36)	(0.49)	10.40	0.20	173	0.14	0.13	1.50	14
03/31/23	10.40	0.09	(0.73)	(0.64)	(0.29)	(0.48)	(0.77)	8.99	(5.92)	69	0.15	0.14	0.89	14
03/31/24	8.99	0.15	0.77	0.92	(0.23)	(0.49)	(0.72)	9.19	10.85	39	0.15	0.14	1.66	15
09/30/24@	9.19	(0.01)	0.58	0.57	—	—	—	9.76	6.20	41	0.16(4)	0.15(4)	(0.15)(4)	9
SA Allocation Balanced Portfolio — Class 3(3)
03/31/20	9.66	0.15	(0.22)	(0.07)	(0.16)	(0.20)	(0.36)	9.23	(1.02)	206,134	0.40	0.39	1.52	31
03/31/21	9.23	0.17	1.97	2.14	(0.13)	(0.39)	(0.52)	10.85	23.25	257,105	0.39	0.38	1.61	31
03/31/22	10.85	0.13	(0.12)	0.01	(0.10)	(0.36)	(0.46)	10.40	(0.11)	264,518	0.39	0.38	1.17	14
03/31/23	10.40	0.14	(0.79)	(0.65)	(0.27)	(0.48)	(0.75)	9.00	(6.09)	237,811	0.40	0.39	1.45	14
03/31/24	9.00	0.17	0.73	0.90	(0.21)	(0.49)	(0.70)	9.20	10.56	242,408	0.40	0.39	1.85	15
09/30/24@	9.20	(0.02)	0.57	0.55	—	—	—	9.75	5.98	248,694	0.40(4)	0.39(4)	(0.39)(4)	9
SA Allocation Growth Portfolio — Class 1(3)
03/31/20	13.26	0.18	(1.13)	(0.95)	(0.01)	(0.41)	(0.42)	11.89	(7.61)	136	0.16	0.15	1.29	26
03/31/21	11.89	0.23	5.31	5.54	(0.16)	(0.64)	(0.80)	16.63	46.76	228	0.14	0.13	1.57	29
03/31/22	16.63	0.07	0.63	0.70	(0.26)	(0.75)	(1.01)	16.32	3.85	5,436	0.13	0.12	0.45	10
03/31/23	16.32	0.20	(1.33)	(1.13)	(0.39)	(0.84)	(1.23)	13.96	(6.65)	4,322	0.13	0.12	1.40	15
03/31/24	13.96	0.11	2.32	2.43	(0.34)	(1.28)	(1.62)	14.77	18.74	1,112	0.13	0.12	0.76	13
09/30/24@	14.77	(0.01)	1.10	1.09	—	—	—	15.86	7.38	1,162	0.13(4)	0.12(4)	(0.12)(4)	9
SA Allocation Growth Portfolio — Class 3(3)
03/31/20	13.24	0.15	(1.14)	(0.99)	(0.00)	(0.41)	(0.41)	11.84	(7.90)	192,198	0.41	0.40	1.09	26
03/31/21	11.84	0.19	5.28	5.47	(0.13)	(0.64)	(0.77)	16.54	46.37	319,854	0.39	0.38	1.26	29
03/31/22	16.54	0.16	0.49	0.65	(0.23)	(0.75)	(0.98)	16.21	3.58	394,425	0.38	0.37	0.92	10
03/31/23	16.21	0.17	(1.33)	(1.16)	(0.35)	(0.84)	(1.19)	13.86	(6.87)	391,646	0.38	0.37	1.18	15
03/31/24	13.86	0.18	2.22	2.40	(0.31)	(1.28)	(1.59)	14.67	18.61	456,061	0.38	0.37	1.30	13
09/30/24@	14.67	(0.03)	1.09	1.06	—	—	—	15.73	7.23	479,989	0.38(4)	0.37(4)	(0.37)(4)	9

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Fund bears indirectly. Additionally, recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Annualized
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Allocation Moderate Growth Portfolio — Class 1(3)
03/31/20	$10.07	$0.18	$(0.60)	$(0.42)	$(0.18)	$(0.39)	$(0.57)	$9.08	(4.96)%	$190	0.13%	0.12%	1.67%	22%
03/31/21	9.08	0.18	3.23	3.41	—	(0.47)	(0.47)	12.02	37.59	256	0.13	0.12	1.65	23
03/31/22	12.02	0.16	0.19	0.35	(0.25)	(0.70)	(0.95)	11.42	2.49	257	0.12	0.11	1.30	10
03/31/23	11.42	0.13	(0.88)	(0.75)	(0.33)	(0.71)	(1.04)	9.63	(6.28)	319	0.13	0.12	1.31	12
03/31/24	9.63	0.17	1.26	1.43	(0.26)	(0.79)	(1.05)	10.01	15.90	290	0.13	0.12	1.77	9
09/30/24@	10.01	(0.01)	0.70	0.69	—	—	—	10.70	6.89	306	0.13(4)	0.12(4)	(0.12)(4)	7
SA Allocation Moderate Growth Portfolio — Class 3(3)
03/31/20	10.07	0.13	(0.58)	(0.45)	(0.15)	(0.39)	(0.54)	9.08	(5.19)	403,234	0.38	0.37	1.25	22
03/31/21	9.08	0.15	3.23	3.38	—	(0.47)	(0.47)	11.99	37.26	530,277	0.38	0.37	1.38	23
03/31/22	11.99	0.13	0.18	0.31	(0.22)	(0.70)	(0.92)	11.38	2.18	525,534	0.37	0.36	1.05	10
03/31/23	11.38	0.13	(0.91)	(0.78)	(0.30)	(0.71)	(1.01)	9.59	(6.60)	465,607	0.38	0.37	1.31	12
03/31/24	9.59	0.14	1.26	1.40	(0.23)	(0.79)	(1.02)	9.97	15.67	492,430	0.38	0.37	1.49	9
09/30/24@	9.97	(0.02)	0.70	0.68	—	—	—	10.65	6.82	500,178	0.38(4)	0.37(4)	(0.37)(4)	7
SA Allocation Moderate Portfolio — Class 1(3)
03/31/20	10.20	0.21	(0.49)	(0.28)	(0.18)	(0.34)	(0.52)	9.40	(3.31)	90	0.14	0.13	1.90	26
03/31/21	9.40	0.19	2.79	2.98	—	(0.45)	(0.45)	11.93	31.78	117	0.14	0.13	1.72	24
03/31/22	11.93	0.18	0.06	0.24	(0.27)	(0.64)	(0.91)	11.26	1.57	142	0.13	0.12	1.46	12
03/31/23	11.26	0.18	(0.91)	(0.73)	(0.33)	(0.68)	(1.01)	9.52	(6.19)	193	0.14	0.13	1.90	13
03/31/24	9.52	0.18	1.07	1.25	(0.25)	(0.69)	(0.94)	9.83	14.01	147	0.14	0.13	1.90	12
09/30/24@	9.83	(0.01)	0.66	0.65	—	—	—	10.48	6.61	155	0.14(4)	0.13(4)	(0.13)(4)	9
SA Allocation Moderate Portfolio — Class 3(3)
03/31/20	10.20	0.14	(0.45)	(0.31)	(0.16)	(0.34)	(0.50)	9.39	(3.64)	256,715	0.39	0.38	1.33	26
03/31/21	9.39	0.16	2.79	2.95	—	(0.45)	(0.45)	11.89	31.50	319,388	0.39	0.38	1.46	24
03/31/22	11.89	0.13	0.08	0.21	(0.24)	(0.64)	(0.88)	11.22	1.35	312,112	0.38	0.37	1.09	12
03/31/23	11.22	0.13	(0.88)	(0.75)	(0.30)	(0.68)	(0.98)	9.49	(6.42)	273,074	0.39	0.38	1.36	13
03/31/24	9.49	0.16	1.06	1.22	(0.23)	(0.69)	(0.92)	9.79	13.65	281,870	0.39	0.38	1.62	12
09/30/24@	9.79	(0.02)	0.66	0.64	—	—	—	10.43	6.54	286,915	0.39(4)	0.38(4)	(0.38)(4)	9

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Fund bears indirectly. Additionally, recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Annualized
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA American Century Inflation Protection Portfolio — Class 1
03/31/20	$9.50	$0.21	$0.02	$0.23	$(0.04)	$—	$(0.04)	$9.69	2.40%	$259,205	0.64%	0.59%	2.09%	31%
03/31/21	9.69	0.04	0.71	0.75	(0.29)	(0.08)	(0.37)	10.07	7.71	252,182	0.64	0.59	0.42	43
03/31/22	10.07	0.36	0.08	0.44	—	(0.25)	(0.25)	10.26	4.37	278,308	0.64	0.59	3.51	109
03/31/23	10.26	0.42	(1.16)	(0.74)	(0.25)	(0.14)	(0.39)	9.13	(7.11)	245,407	0.65	0.59	4.48	57
03/31/24	9.13	0.31	(0.32)	(0.01)	(0.45)	—	(0.45)	8.67	0.02	188,687	0.64	0.58	3.47	30
09/30/24@	8.67	0.19	0.23	0.42	—	—	—	9.09	4.84	194,676	0.64(3)	0.58(3)	4.22(3)	22
SA American Century Inflation Protection Portfolio — Class 3
03/31/20	9.44	0.17	0.03	0.20	(0.03)	—	(0.03)	9.61	2.14	335,450	0.89	0.84	1.74	31
03/31/21	9.61	0.02	0.71	0.73	(0.27)	(0.08)	(0.35)	9.99	7.51	407,229	0.89	0.84	0.18	43
03/31/22	9.99	0.33	0.07	0.40	—	(0.25)	(0.25)	10.14	4.00	431,710	0.89	0.84	3.23	109
03/31/23	10.14	0.39	(1.14)	(0.75)	(0.22)	(0.14)	(0.36)	9.03	(7.26)	392,544	0.90	0.84	4.20	57
03/31/24	9.03	0.28	(0.31)	(0.03)	(0.43)	—	(0.43)	8.57	(0.26)	378,399	0.89	0.83	3.16	30
09/30/24@	8.57	0.17	0.23	0.40	—	—	—	8.97	4.67	366,575	0.89(3)	0.83(3)	3.99(3)	22
SA Columbia Focused Value Portfolio — Class 1
03/31/20	17.63	0.32	(3.39)	(3.07)	(0.10)	(0.30)	(0.40)	14.16	(17.99)	188,851	1.05	0.73	1.77	12
03/31/21	14.16	0.59	9.45	10.04	(0.34)	(1.19)	(1.53)	22.67	71.65	334,737	1.04	0.72	3.12	35
03/31/22	22.67	0.38	2.39	2.77	(0.63)	(1.37)	(2.00)	23.44	12.61	339,287	1.02	0.71	1.59	14
03/31/23	23.44	0.33	(1.53)	(1.20)	(0.41)	(2.41)	(2.82)	19.42	(5.40)	315,610	1.04	0.72	1.58	14
03/31/24	19.42	0.35	2.46	2.81	(0.32)	(1.23)	(1.55)	20.68	15.55	312,106	1.04	0.72	1.80	13
09/30/24@	20.68	0.19	1.20	1.39	—	—	—	22.07	6.72	276,101	1.04(3)	0.72(3)	1.81(3)	15
SA Columbia Focused Value Portfolio — Class 2
03/31/20	17.69	0.30	(3.41)	(3.11)	(0.09)	(0.30)	(0.39)	14.19	(18.14)	9,512	1.20	0.88	1.62	12
03/31/21	14.19	0.55	9.48	10.03	(0.31)	(1.19)	(1.50)	22.72	71.40	14,886	1.19	0.87	2.91	35
03/31/22	22.72	0.34	2.41	2.75	(0.60)	(1.37)	(1.97)	23.50	12.48	14,912	1.17	0.86	1.45	14
03/31/23	23.50	0.30	(1.54)	(1.24)	(0.37)	(2.41)	(2.78)	19.48	(5.55)	12,154	1.19	0.87	1.44	14
03/31/24	19.48	0.32	2.46	2.78	(0.28)	(1.23)	(1.51)	20.75	15.35	12,369	1.19	0.87	1.65	13
09/30/24@	20.75	0.17	1.21	1.38	—	—	—	22.13	6.65	12,204	1.19(3)	0.87(3)	1.64(3)	15
SA Columbia Focused Value Portfolio — Class 3
03/31/20	17.71	0.28	(3.41)	(3.13)	(0.08)	(0.30)	(0.38)	14.20	(18.20)	6,713	1.30	0.98	1.52	12
03/31/21	14.20	0.53	9.48	10.01	(0.29)	(1.19)	(1.48)	22.73	71.19	9,951	1.29	0.97	2.81	35
03/31/22	22.73	0.32	2.40	2.72	(0.58)	(1.37)	(1.95)	23.50	12.32	9,288	1.27	0.96	1.35	14
03/31/23	23.50	0.28	(1.53)	(1.25)	(0.34)	(2.41)	(2.75)	19.50	(5.59)	7,398	1.29	0.97	1.34	14
03/31/24	19.50	0.30	2.46	2.76	(0.26)	(1.23)	(1.49)	20.77	15.19	7,285	1.29	0.97	1.55	13
09/30/24@	20.77	0.16	1.22	1.38	—	—	—	22.15	6.64	7,410	1.29(3)	0.97(3)	1.54(3)	15

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Diversified Fixed Income Portfolio — Class 1
03/31/20	$11.63	$0.30	$0.44	$0.74	$(0.38)	$—	$(0.38)	$11.99	6.36%	$866,019	0.69%	0.69%	2.49%	45%
03/31/21	11.99	0.23	0.24	0.47	(0.33)	(0.26)	(0.59)	11.87	3.81	948,017	0.68	0.68	1.88	41
03/31/22	11.87	0.20	(0.72)	(0.52)	(0.21)	(0.28)	(0.49)	10.86	(4.61)	870,018	0.68	0.68	1.68	39
03/31/23	10.86	0.21	(0.78)	(0.57)	(0.24)	—	(0.24)	10.05	(5.25)	753,833	0.70	0.70	2.09	38
03/31/24	10.05	0.33	(0.09)	0.24	(0.25)	—	(0.25)	10.04	2.40	662,603	0.71	0.71	3.34	36
09/30/24@	10.04	0.18	0.36	0.54	—	—	—	10.58	5.38	674,542	0.72(3)	0.72(3)	3.56(3)	18
SA Multi-Managed Diversified Fixed Income Portfolio — Class 2
03/31/20	11.62	0.28	0.45	0.73	(0.36)	—	(0.36)	11.99	6.27	19,442	0.84	0.84	2.34	45
03/31/21	11.99	0.22	0.22	0.44	(0.31)	(0.26)	(0.57)	11.86	3.58	20,138	0.84	0.84	1.73	41
03/31/22	11.86	0.18	(0.72)	(0.54)	(0.19)	(0.28)	(0.47)	10.85	(4.78)	17,263	0.83	0.83	1.53	39
03/31/23	10.85	0.20	(0.78)	(0.58)	(0.22)	—	(0.22)	10.05	(5.35)	13,984	0.85	0.85	1.93	38
03/31/24	10.05	0.32	(0.10)	0.22	(0.23)	—	(0.23)	10.04	2.22	13,130	0.86	0.86	3.20	36
09/30/24@	10.04	0.17	0.37	0.54	—	—	—	10.58	5.38	12,979	0.87(3)	0.87(3)	3.41(3)	18
SA Multi-Managed Diversified Fixed Income Portfolio — Class 3
03/31/20	11.56	0.27	0.44	0.71	(0.34)	—	(0.34)	11.93	6.18	11,770	0.94	0.94	2.24	45
03/31/21	11.93	0.20	0.23	0.43	(0.30)	(0.26)	(0.56)	11.80	3.48	11,089	0.94	0.94	1.64	41
03/31/22	11.80	0.17	(0.72)	(0.55)	(0.17)	(0.28)	(0.45)	10.80	(4.83)	9,188	0.93	0.93	1.43	39
03/31/23	10.80	0.19	(0.79)	(0.60)	(0.20)	—	(0.20)	10.00	(5.53)	7,217	0.95	0.95	1.83	38
03/31/24	10.00	0.31	(0.09)	0.22	(0.22)	—	(0.22)	10.00	2.22	6,595	0.96	0.96	3.09	36
09/30/24@	10.00	0.17	0.36	0.53	—	—	—	10.53	5.30	6,303	0.97(3)	0.97(3)	3.32(3)	18
SA Multi-Managed Growth Portfolio — Class 1
03/31/20	16.37	0.01	(0.63)	(0.62)	(0.11)	(1.69)	(1.80)	13.95	(4.91)	7,783	1.38	1.31	0.06	97
03/31/21	13.95	(0.06)	9.41	9.35	—	(2.86)	(2.86)	20.44	66.89	11,451	1.34	1.27	(0.30)	74
03/31/22	20.44	(0.07)	(2.11)	(2.18)	—	(5.06)	(5.06)	13.20	(15.34)	9,640	1.34	1.27	(0.38)	68
03/31/23	13.20	0.01	(2.44)	(2.43)	—	(1.86)	(1.86)	8.91	(17.37)	7,458	1.54	1.25	0.12	61
03/31/24	8.91	0.04	1.90	1.94	—	—	—	10.85	21.77	8,804	1.78	1.08	0.41	54
09/30/24@	10.85	0.03	0.23	0.26	—	—	—	11.11	2.40	8,559	1.61(3)(4)	1.08(3)(4)	0.66(3)	23
SA Multi-Managed Growth Portfolio — Class 2
03/31/20	16.36	(0.01)	(0.64)	(0.65)	(0.08)	(1.69)	(1.77)	13.94	(5.08)	13,934	1.52	1.45	(0.09)	97
03/31/21	13.94	(0.09)	9.41	9.32	—	(2.86)	(2.86)	20.40	66.72	20,070	1.49	1.42	(0.45)	74
03/31/22	20.40	(0.10)	(2.10)	(2.20)	—	(5.06)	(5.06)	13.14	(15.47)	17,429	1.49	1.42	(0.53)	68
03/31/23	13.14	(0.00)	(2.43)	(2.43)	—	(1.86)	(1.86)	8.85	(17.44)	13,950	1.69	1.40	(0.03)	61
03/31/24	8.85	0.02	1.88	1.90	—	—	—	10.75	21.47	15,307	1.93	1.23	0.26	54
09/30/24@	10.75	0.03	0.22	0.25	—	—	—	11.00	2.33	14,816	1.76(3)(4)	1.23(3)(4)	0.51(3)	23
SA Multi-Managed Growth Portfolio — Class 3
03/31/20	16.33	(0.03)	(0.63)	(0.66)	(0.07)	(1.69)	(1.76)	13.91	(5.19)	17,440	1.63	1.56	(0.19)	97
03/31/21	13.91	(0.11)	9.38	9.27	—	(2.86)	(2.86)	20.32	66.50	23,715	1.59	1.52	(0.55)	74
03/31/22	20.32	(0.12)	(2.08)	(2.20)	—	(5.06)	(5.06)	13.06	(15.56)	17,232	1.59	1.52	(0.63)	68
03/31/23	13.06	(0.01)	(2.42)	(2.43)	—	(1.86)	(1.86)	8.77	(17.56)	13,276	1.79	1.50	(0.13)	61
03/31/24	8.77	0.02	1.86	1.88	—	—	—	10.65	21.44	14,610	2.03	1.33	0.16	54
09/30/24@	10.65	0.02	0.23	0.25	—	—	—	10.90	2.35	14,776	1.86(3)(4)	1.33(3)(4)	0.41(3)	23

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	Includes interest expense of 0.01% relating to derivative activity.
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Income Portfolio — Class 1
03/31/20	$11.06	$0.19	$0.32	$0.51	$(0.31)	$(0.25)	$(0.56)	$11.01	4.50%	$4,271	1.25%	1.22%	1.67%	63%
03/31/21	11.01	0.11	1.78	1.89	(0.23)	(0.85)	(1.08)	11.82	16.94	5,027	1.27	1.24	0.90	48
03/31/22	11.82	0.12	(1.05)	(0.93)	(0.11)	(1.08)	(1.19)	9.70	(8.97)	3,820	1.26	1.23	1.02	41
03/31/23	9.70	0.17	(1.02)	(0.85)	(0.15)	(0.32)	(0.47)	8.38	(8.61)	2,987	1.44	1.25	1.96	48
03/31/24	8.38	0.22	0.39	0.61	(0.18)	—	(0.18)	8.81	7.35	3,242	1.76	1.17	2.64	43
09/30/24@	8.81	0.13	0.28	0.41	—	—	—	9.22	4.65	3,292	1.66(3)(4)	1.14(3)(4)	2.95(4)	15
SA Multi-Managed Income Portfolio — Class 2
03/31/20	11.05	0.17	0.32	0.49	(0.29)	(0.25)	(0.54)	11.00	4.33	21,120	1.40	1.37	1.52	63
03/31/21	11.00	0.09	1.78	1.87	(0.21)	(0.85)	(1.06)	11.81	16.79	25,124	1.42	1.39	0.74	48
03/31/22	11.81	0.10	(1.05)	(0.95)	(0.09)	(1.08)	(1.17)	9.69	(9.12)	21,200	1.41	1.38	0.87	41
03/31/23	9.69	0.16	(1.03)	(0.87)	(0.13)	(0.32)	(0.45)	8.37	(8.82)	16,079	1.59	1.40	1.81	48
03/31/24	8.37	0.21	0.39	0.60	(0.16)	—	(0.16)	8.81	7.29	15,472	1.90	1.32	2.49	43
09/30/24@	8.81	0.12	0.28	0.40	—	—	—	9.21	4.54	14,736	1.81(3)(4)	1.29(3)(4)	2.80(4)	15
SA Multi-Managed Income Portfolio — Class 3
03/31/20	11.05	0.16	0.31	0.47	(0.27)	(0.25)	(0.52)	11.00	4.21	12,143	1.50	1.47	1.41	63
03/31/21	11.00	0.08	1.78	1.86	(0.20)	(0.85)	(1.05)	11.81	16.66	14,519	1.52	1.49	0.65	48
03/31/22	11.81	0.09	(1.05)	(0.96)	(0.08)	(1.08)	(1.16)	9.69	(9.21)	12,027	1.51	1.48	0.77	41
03/31/23	9.69	0.15	(1.02)	(0.87)	(0.12)	(0.32)	(0.44)	8.38	(8.85)	9,397	1.69	1.50	1.71	48
03/31/24	8.38	0.20	0.39	0.59	(0.16)	—	(0.16)	8.81	7.07	9,917	2.01	1.42	2.39	43
09/30/24@	8.81	0.12	0.28	0.40	—	—	—	9.21	4.54	9,658	1.91(3)(4)	1.39(3)(4)	2.70(4)	15
SA Multi-Managed Income/Equity Portfolio — Class 1
03/31/20	11.16	0.14	0.22	0.36	(0.24)	(0.51)	(0.75)	10.77	3.13	6,646	1.19	1.15	1.22	77
03/31/21	10.77	0.07	3.10	3.17	(0.19)	(1.33)	(1.52)	12.42	28.99	7,846	1.19	1.15	0.55	60
03/31/22	12.42	0.08	(1.31)	(1.23)	(0.09)	(1.86)	(1.95)	9.24	(12.13)	6,075	1.19	1.15	0.64	47
03/31/23	9.24	0.12	(1.24)	(1.12)	(0.07)	(0.54)	(0.61)	7.51	(11.79)	4,453	1.35	1.18	1.47	52
03/31/24	7.51	0.15	0.73	0.88	(0.11)	—	(0.11)	8.28	11.77	4,578	1.56	1.14	1.96	46
09/30/24@	8.28	0.09	0.24	0.33	—	—	—	8.61	3.99	4,709	1.47(4)	1.13(4)	2.27(4)	19
SA Multi-Managed Income/Equity Portfolio — Class 2
03/31/20	11.14	0.12	0.22	0.34	(0.22)	(0.51)	(0.73)	10.75	2.96	25,142	1.34	1.30	1.07	77
03/31/21	10.75	0.05	3.10	3.15	(0.17)	(1.33)	(1.50)	12.40	28.85	31,277	1.34	1.30	0.40	60
03/31/22	12.40	0.06	(1.30)	(1.24)	(0.07)	(1.86)	(1.93)	9.23	(12.21)	25,089	1.34	1.30	0.49	47
03/31/23	9.23	0.10	(1.23)	(1.13)	(0.05)	(0.54)	(0.59)	7.51	(11.90)	19,375	1.50	1.33	1.32	52
03/31/24	7.51	0.14	0.71	0.85	(0.09)	—	(0.09)	8.27	11.46	20,134	1.71	1.29	1.81	46
09/30/24@	8.27	0.09	0.24	0.33	—	—	—	8.60	3.99	19,596	1.62(4)	1.28(4)	2.13(4)	19
SA Multi-Managed Income/Equity Portfolio — Class 3
03/31/20	11.15	0.11	0.22	0.33	(0.21)	(0.51)	(0.72)	10.76	2.86	15,171	1.44	1.40	0.97	77
03/31/21	10.76	0.04	3.09	3.13	(0.15)	(1.33)	(1.48)	12.41	28.70	18,292	1.44	1.40	0.30	60
03/31/22	12.41	0.05	(1.31)	(1.26)	(0.06)	(1.86)	(1.92)	9.23	(12.36)	15,867	1.44	1.40	0.39	47
03/31/23	9.23	0.10	(1.23)	(1.13)	(0.04)	(0.54)	(0.58)	7.52	(11.91)	12,519	1.60	1.43	1.22	52
03/31/24	7.52	0.13	0.72	0.85	(0.09)	—	(0.09)	8.28	11.35	13,910	1.81	1.39	1.71	46
09/30/24@	8.28	0.08	0.24	0.32	—	—	—	8.60	3.86	13,629	1.72(4)	1.38(4)	2.02(4)	19

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Includes interest expense of 0.01% relating to derivative activity.
(4)	Annualized
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed International Equity Portfolio — Class 1
03/31/20	$8.98	$0.17	$(1.23)	$(1.06)	$(0.30)	$(0.78)	$(1.08)	$6.84	(14.19)%	$265,249	1.08%	1.04%	1.88%	20%
03/31/21	6.84	0.11	3.29	3.40	(0.16)	(0.14)	(0.30)	9.94	49.70	354,716	1.01	0.97	1.27	22
03/31/22	9.94	0.16	(0.20)	(0.04)	(0.15)	(0.51)	(0.66)	9.24	(0.84)	332,409	1.04	1.00	1.55	18
03/31/23	9.24	0.16	(0.42)	(0.26)	(0.18)	(0.56)	(0.74)	8.24	(2.25)	287,976	1.07	1.03	2.03	13
03/31/24	8.24	0.15	0.90	1.05	(0.20)	(0.03)	(0.23)	9.06	12.91	278,507	1.08	1.04	1.77	15
09/30/24@	9.06	0.11	0.46	0.57	—	—	—	9.63	6.29	274,681	1.08(3)	1.04(3)	2.41(3)	7
SA Multi-Managed International Equity Portfolio — Class 2
03/31/20	9.00	0.14	(1.22)	(1.08)	(0.28)	(0.78)	(1.06)	6.86	(14.30)	13,398	1.23	1.19	1.61	20
03/31/21	6.86	0.10	3.29	3.39	(0.14)	(0.14)	(0.28)	9.97	49.49	19,379	1.16	1.12	1.15	22
03/31/22	9.97	0.14	(0.20)	(0.06)	(0.14)	(0.51)	(0.65)	9.26	(1.08)	16,909	1.19	1.15	1.41	18
03/31/23	9.26	0.15	(0.43)	(0.28)	(0.16)	(0.56)	(0.72)	8.26	(2.46)	14,505	1.22	1.18	1.89	13
03/31/24	8.26	0.14	0.90	1.04	(0.18)	(0.03)	(0.21)	9.09	12.81	13,892	1.23	1.19	1.64	15
09/30/24@	9.09	0.10	0.47	0.57	—	—	—	9.66	6.27	13,721	1.23(3)	1.19(3)	2.27(3)	7
SA Multi-Managed International Equity Portfolio — Class 3
03/31/20	8.97	0.14	(1.22)	(1.08)	(0.27)	(0.78)	(1.05)	6.84	(14.34)	10,100	1.33	1.29	1.53	20
03/31/21	6.84	0.09	3.28	3.37	(0.13)	(0.14)	(0.27)	9.94	49.35	13,369	1.26	1.22	1.04	22
03/31/22	9.94	0.13	(0.20)	(0.07)	(0.13)	(0.51)	(0.64)	9.23	(1.18)	11,304	1.29	1.25	1.31	18
03/31/23	9.23	0.14	(0.42)	(0.28)	(0.15)	(0.56)	(0.71)	8.24	(2.49)	9,506	1.32	1.28	1.78	13
03/31/24	8.24	0.13	0.89	1.02	(0.17)	(0.03)	(0.20)	9.06	12.61	9,537	1.33	1.29	1.51	15
09/30/24@	9.06	0.10	0.46	0.56	—	—	—	9.62	6.18	9,438	1.33(3)	1.29(3)	2.16(3)	7
SA Multi-Managed Large Cap Growth Portfolio — Class 1
03/31/20	14.36	0.03	(0.18)	(0.15)	(0.07)	(1.88)	(1.95)	12.26	(2.43)	388,579	0.83	0.76	0.23	69
03/31/21	12.26	(0.02)	8.73	8.71	(0.04)	(2.47)	(2.51)	18.46	71.02	450,154	0.81	0.73	(0.13)	45
03/31/22	18.46	(0.05)	0.93	0.88	—	(5.08)	(5.08)	14.26	0.39	450,952	0.81	0.73	(0.29)	42
03/31/23	14.26	(0.00)	(2.68)	(2.68)	—	(1.90)	(1.90)	9.68	(17.70)	328,010	0.84	0.77	(0.04)	46
03/31/24	9.68	(0.01)	3.20	3.19	—	(0.03)	(0.03)	12.84	33.05	310,954	0.85	0.78	(0.09)	39
09/30/24@	12.84	(0.01)	1.15	1.14	—	—	—	13.98	8.88(4)	264,426	0.85(3)	0.78(3)	(0.21)(3)	16
SA Multi-Managed Large Cap Growth Portfolio — Class 2
03/31/20	14.03	0.01	(0.18)	(0.17)	(0.05)	(1.88)	(1.93)	11.93	(2.65)	25,851	0.98	0.91	0.08	69
03/31/21	11.93	(0.05)	8.51	8.46	(0.02)	(2.47)	(2.49)	17.90	70.84	38,448	0.96	0.88	(0.28)	45
03/31/22	17.90	(0.08)	0.93	0.85	—	(5.08)	(5.08)	13.67	0.23	33,225	0.96	0.88	(0.44)	42
03/31/23	13.67	(0.02)	(2.57)	(2.59)	—	(1.90)	(1.90)	9.18	(17.81)	25,437	0.99	0.92	(0.19)	46
03/31/24	9.18	(0.03)	3.04	3.01	—	(0.03)	(0.03)	12.16	32.89	28,823	1.00	0.93	(0.24)	39
09/30/24@	12.16	(0.02)	1.08	1.06	—	—	—	13.22	8.72(4)	28,710	1.00(3)	0.93(3)	(0.36)(3)	16
SA Multi-Managed Large Cap Growth Portfolio — Class 3
03/31/20	13.86	(0.00)	(0.18)	(0.18)	(0.03)	(1.88)	(1.91)	11.77	(2.73)	13,717	1.08	1.01	(0.02)	69
03/31/21	11.77	(0.07)	8.39	8.32	—	(2.47)	(2.47)	17.62	70.65	20,395	1.06	0.98	(0.38)	45
03/31/22	17.62	(0.10)	0.93	0.83	—	(5.08)	(5.08)	13.37	0.09	18,008	1.06	0.98	(0.54)	42
03/31/23	13.37	(0.03)	(2.51)	(2.54)	—	(1.90)	(1.90)	8.93	(17.84)	14,040	1.09	1.02	(0.29)	46
03/31/24	8.93	(0.03)	2.94	2.91	—	(0.03)	(0.03)	11.81	32.69	15,926	1.10	1.03	(0.34)	39
09/30/24@	11.81	(0.03)	1.06	1.03	—	—	—	12.84	8.72(4)	16,317	1.10(3)	1.03(3)	(0.46)(3)	16

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	The Portfolio’s performance figure was increased by 0.08% from reimbursement of an investment violation. (See Note 5)
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Large Cap Value Portfolio — Class 1
03/31/20	$14.98	$0.28	$(2.16)	$(1.88)	$(0.40)	$(0.90)	$(1.30)	$11.80	(14.52)%	$556,173	0.80%	0.80%	1.80%	62%
03/31/21	11.80	0.28	5.56	5.84	(0.26)	(0.85)	(1.11)	16.53	50.22	763,236	0.79	0.79	1.94	45
03/31/22	16.53	0.24	1.88	2.12	(0.31)	(0.99)	(1.30)	17.35	13.16	739,720	0.78	0.78	1.36	40
03/31/23	17.35	0.25	(0.71)	(0.46)	(0.32)	(2.82)	(3.14)	13.75	(2.63)	526,295	0.80	0.80	1.60	39
03/31/24	13.75	0.21	2.08	2.29	(0.32)	(1.99)	(2.31)	13.73	18.53	489,636	0.82	0.82	1.55	39
09/30/24@	13.73	0.11	0.78	0.89	—	—	—	14.62	6.48	363,940	0.84(3)	0.84(3)	1.60(3)	15
SA Multi-Managed Large Cap Value Portfolio — Class 2
03/31/20	14.96	0.25	(2.15)	(1.90)	(0.37)	(0.90)	(1.27)	11.79	(14.61)	17,581	0.95	0.95	1.64	62
03/31/21	11.79	0.26	5.55	5.81	(0.24)	(0.85)	(1.09)	16.51	49.95	24,509	0.94	0.94	1.79	45
03/31/22	16.51	0.21	1.89	2.10	(0.29)	(0.99)	(1.28)	17.33	13.02	23,698	0.93	0.93	1.21	40
03/31/23	17.33	0.23	(0.72)	(0.49)	(0.29)	(2.82)	(3.11)	13.73	(2.81)	20,212	0.95	0.95	1.46	39
03/31/24	13.73	0.19	2.08	2.27	(0.30)	(1.99)	(2.29)	13.71	18.35	20,951	0.97	0.97	1.40	39
09/30/24@	13.71	0.10	0.78	0.88	—	—	—	14.59	6.42	20,846	0.99(3)	0.99(3)	1.46(3)	15
SA Multi-Managed Large Cap Value Portfolio — Class 3
03/31/20	14.96	0.24	(2.16)	(1.92)	(0.35)	(0.90)	(1.25)	11.79	(14.71)	9,330	1.05	1.05	1.54	62
03/31/21	11.79	0.24	5.55	5.79	(0.22)	(0.85)	(1.07)	16.51	49.77	11,866	1.04	1.04	1.69	45
03/31/22	16.51	0.19	1.89	2.08	(0.27)	(0.99)	(1.26)	17.33	12.90	11,283	1.03	1.03	1.11	40
03/31/23	17.33	0.21	(0.71)	(0.50)	(0.27)	(2.82)	(3.09)	13.74	(2.88)	9,196	1.05	1.05	1.36	39
03/31/24	13.74	0.18	2.08	2.26	(0.28)	(1.99)	(2.27)	13.73	18.28	9,502	1.07	1.07	1.30	39
09/30/24@	13.73	0.09	0.78	0.87	—	—	—	14.60	6.34	9,504	1.09(3)	1.09(3)	1.36(3)	15
SA Multi-Managed Mid Cap Growth Portfolio — Class 1
03/31/20	18.98	(0.04)	(1.42)	(1.46)	—	(2.07)	(2.07)	15.45	(9.65)	153,668	0.95	0.95	(0.19)	47
03/31/21	15.45	(0.13)	12.47	12.34	—	(2.84)	(2.84)	24.95	79.25	199,683	0.94	0.94	(0.56)	65
03/31/22	24.95	(0.13)	(0.16)	(0.29)	—	(7.65)	(7.65)	17.01	(5.65)	167,780	0.94	0.94	(0.56)	60
03/31/23	17.01	(0.03)	(2.00)	(2.03)	—	(4.04)	(4.04)	10.94	(10.93)	129,176	0.97	0.97	(0.20)	48
03/31/24	10.94	(0.04)	2.63	2.59	—	—	—	13.53	23.67	134,582	0.99	0.99	(0.34)	66
09/30/24@	13.53	(0.03)	0.35	0.32	—	—	—	13.85	2.37	127,179	0.98(3)	0.98(3)	(0.41)(3)	51
SA Multi-Managed Mid Cap Growth Portfolio — Class 2
03/31/20	18.02	(0.06)	(1.32)	(1.38)	—	(2.07)	(2.07)	14.57	(9.72)	17,335	1.10	1.10	(0.34)	47
03/31/21	14.57	(0.15)	11.74	11.59	—	(2.84)	(2.84)	23.32	78.88	26,864	1.09	1.09	(0.71)	65
03/31/22	23.32	(0.15)	(0.07)	(0.22)	—	(7.65)	(7.65)	15.45	(5.76)	22,730	1.09	1.09	(0.71)	60
03/31/23	15.45	(0.04)	(1.84)	(1.88)	—	(4.04)	(4.04)	9.53	(11.07)	18,825	1.12	1.12	(0.35)	48
03/31/24	9.53	(0.05)	2.29	2.24	—	—	—	11.77	23.50	21,090	1.14	1.14	(0.49)	66
09/30/24@	11.77	(0.03)	0.29	0.26	—	—	—	12.03	2.21	20,459	1.13(3)	1.13(3)	(0.56)(3)	51
SA Multi-Managed Mid Cap Growth Portfolio — Class 3
03/31/20	17.49	(0.08)	(1.27)	(1.35)	—	(2.07)	(2.07)	14.07	(9.84)	10,933	1.20	1.20	(0.44)	47
03/31/21	14.07	(0.17)	11.34	11.17	—	(2.84)	(2.84)	22.40	78.69	16,308	1.19	1.19	(0.81)	65
03/31/22	22.40	(0.17)	(0.02)	(0.19)	—	(7.65)	(7.65)	14.56	(5.88)	13,772	1.19	1.19	(0.81)	60
03/31/23	14.56	(0.05)	(1.74)	(1.79)	—	(4.04)	(4.04)	8.73	(11.15)	11,589	1.22	1.22	(0.45)	48
03/31/24	8.73	(0.05)	2.09	2.04	—	—	—	10.77	23.37	12,328	1.24	1.24	(0.59)	66
09/30/24@	10.77	(0.03)	0.27	0.24	—	—	—	11.01	2.23	12,072	1.23(3)	1.23(3)	(0.66)(3)	51

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Mid Cap Value Portfolio — Class 1
03/31/20	$15.70	$0.20	$(3.54)	$(3.34)	$(0.22)	$(0.88)	$(1.10)	$11.26	(23.20)%	$144,314	0.96%	0.96%	1.25%	36%
03/31/21	11.26	0.14	8.04	8.18	(0.19)	(0.57)	(0.76)	18.68	73.16	220,104	0.95	0.95	0.92	29
03/31/22	18.68	0.13	2.10	2.23	(0.19)	(0.92)	(1.11)	19.80	12.04	205,935	0.95	0.95	0.67	29
03/31/23	19.80	0.20	(1.63)	(1.43)	(0.16)	(2.63)	(2.79)	15.58	(7.25)	170,288	0.96	0.96	1.17	31
03/31/24	15.58	0.17	3.19	3.36	(0.21)	(1.27)	(1.48)	17.46	23.09	181,250	0.98	0.98	1.04	28
09/30/24@	17.46	0.09	0.96	1.05	—	—	—	18.51	6.01	179,234	0.96(3)	0.96(3)	1.03(3)	21
SA Multi-Managed Mid Cap Value Portfolio — Class 2
03/31/20	15.65	0.17	(3.53)	(3.36)	(0.19)	(0.88)	(1.07)	11.22	(23.34)	14,917	1.11	1.11	1.09	36
03/31/21	11.22	0.12	8.02	8.14	(0.17)	(0.57)	(0.74)	18.62	73.00	23,122	1.10	1.10	0.77	29
03/31/22	18.62	0.10	2.10	2.20	(0.17)	(0.92)	(1.09)	19.73	11.89	22,040	1.10	1.10	0.51	29
03/31/23	19.73	0.18	(1.63)	(1.45)	(0.12)	(2.63)	(2.75)	15.53	(7.35)	18,646	1.11	1.11	1.02	31
03/31/24	15.53	0.14	3.17	3.31	(0.18)	(1.27)	(1.45)	17.39	22.83	19,927	1.12	1.12	0.89	28
09/30/24@	17.39	0.08	0.95	1.03	—	—	—	18.42	5.92	19,603	1.11(3)	1.11(3)	0.88(3)	21
SA Multi-Managed Mid Cap Value Portfolio — Class 3
03/31/20	15.62	0.16	(3.52)	(3.36)	(0.18)	(0.88)	(1.06)	11.20	(23.41)	9,654	1.21	1.21	0.99	36
03/31/21	11.20	0.10	8.01	8.11	(0.15)	(0.57)	(0.72)	18.59	72.87	14,260	1.20	1.20	0.67	29
03/31/22	18.59	0.08	2.08	2.16	(0.15)	(0.92)	(1.07)	19.68	11.69	13,418	1.20	1.20	0.41	29
03/31/23	19.68	0.16	(1.62)	(1.46)	(0.10)	(2.63)	(2.73)	15.49	(7.45)	10,490	1.21	1.21	0.92	31
03/31/24	15.49	0.12	3.17	3.29	(0.16)	(1.27)	(1.43)	17.35	22.72	10,703	1.23	1.23	0.79	28
09/30/24@	17.35	0.07	0.96	1.03	—	—	—	18.38	5.94	10,736	1.21(3)	1.21(3)	0.78(3)	21
SA Multi-Managed Moderate Growth Portfolio — Class 1
03/31/20	12.61	0.08	(0.32)	(0.24)	(0.17)	(1.03)	(1.20)	11.17	(2.64)	7,539	1.17	1.12	0.66	84
03/31/21	11.17	0.02	5.90	5.92	(0.11)	(1.67)	(1.78)	15.31	52.85	10,509	1.15	1.10	0.16	70
03/31/22	15.31	0.02	(1.48)	(1.46)	(0.03)	(3.08)	(3.11)	10.74	(12.79)	8,781	1.14	1.09	0.16	60
03/31/23	10.74	0.06	(1.63)	(1.57)	—	(1.17)	(1.17)	8.00	(14.01)	6,500	1.27	1.11	0.75	59
03/31/24	8.00	0.09	1.33	1.42	(0.05)	—	(0.05)	9.37	17.75	7,248	1.44	1.04	1.08	51
09/30/24@	9.37	0.06	0.23	0.29	—	—	—	9.66	3.09	5,710	1.35(3)	1.04(3)	1.35(3)	23
SA Multi-Managed Moderate Growth Portfolio — Class 2
03/31/20	12.59	0.06	(0.32)	(0.26)	(0.15)	(1.03)	(1.18)	11.15	(2.81)	33,790	1.32	1.27	0.50	84
03/31/21	11.15	0.00	5.89	5.89	(0.09)	(1.67)	(1.76)	15.28	52.66	46,006	1.30	1.25	0.02	70
03/31/22	15.28	0.00	(1.47)	(1.47)	(0.01)	(3.08)	(3.09)	10.72	(12.88)	39,047	1.29	1.24	0.01	60
03/31/23	10.72	0.05	(1.64)	(1.59)	—	(1.17)	(1.17)	7.96	(14.24)	28,876	1.42	1.26	0.60	59
03/31/24	7.96	0.08	1.32	1.40	(0.03)	—	(0.03)	9.33	17.65	30,143	1.58	1.19	0.93	51
09/30/24@	9.33	0.05	0.23	0.28	—	—	—	9.61	3.00	30,092	1.50(3)	1.19(3)	1.20(3)	23
SA Multi-Managed Moderate Growth Portfolio — Class 3
03/31/20	12.58	0.05	(0.33)	(0.28)	(0.13)	(1.03)	(1.16)	11.14	(2.92)	25,456	1.42	1.37	0.41	84
03/31/21	11.14	(0.01)	5.87	5.86	(0.07)	(1.67)	(1.74)	15.26	52.46	35,270	1.40	1.35	(0.08)	70
03/31/22	15.26	(0.01)	(1.47)	(1.48)	—	(3.08)	(3.08)	10.70	(12.94)	29,444	1.39	1.34	(0.09)	60
03/31/23	10.70	0.04	(1.63)	(1.59)	—	(1.17)	(1.17)	7.94	(14.26)	22,749	1.52	1.36	0.50	59
03/31/24	7.94	0.07	1.31	1.38	(0.02)	—	(0.02)	9.30	17.45	23,744	1.68	1.29	0.82	51
09/30/24@	9.30	0.05	0.22	0.27	—	—	—	9.57	2.90	23,466	1.60(3)	1.29(3)	1.10(3)	23

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Small Cap Portfolio — Class 1
03/31/20	$13.06	$0.03	$(2.95)	$(2.92)	$(0.03)	$(1.11)	$(1.14)	$9.00	(24.88)%	$143,176	0.96%	0.96%	0.24%	65%
03/31/21	9.00	0.03	8.04	8.07	(0.04)	(1.77)	(1.81)	15.26	91.05	230,594	0.95	0.95	0.26	55
03/31/22	15.26	0.02	0.13	0.15	(0.03)	(1.84)	(1.87)	13.54	0.33	205,586	0.94	0.94	0.15	50
03/31/23	13.54	0.05	(1.26)	(1.21)	(0.05)	(2.19)	(2.24)	10.09	(8.84)	158,048	0.96	0.96	0.39	41
03/31/24	10.09	0.03	1.54	1.57	(0.05)	(0.34)	(0.39)	11.27	16.06	146,630	1.01	1.01	0.31	47
09/30/24@	11.27	0.02	0.45	0.47	—	—	—	11.74	4.17	141,214	0.99(3)	0.99(3)	0.44(3)	24
SA Multi-Managed Small Cap Portfolio — Class 2
03/31/20	12.69	0.01	(2.85)	(2.84)	(0.01)	(1.11)	(1.12)	8.73	(24.95)	10,273	1.11	1.11	0.10	65
03/31/21	8.73	0.01	7.79	7.80	(0.02)	(1.77)	(1.79)	14.74	90.75	17,618	1.10	1.10	0.11	55
03/31/22	14.74	0.00	0.12	0.12	(0.01)	(1.84)	(1.85)	13.01	0.14	15,175	1.09	1.09	0.00	50
03/31/23	13.01	0.03	(1.20)	(1.17)	(0.03)	(2.19)	(2.22)	9.62	(8.93)	12,205	1.11	1.11	0.24	41
03/31/24	9.62	0.02	1.46	1.48	(0.03)	(0.34)	(0.37)	10.73	15.92	12,743	1.16	1.16	0.16	47
09/30/24@	10.73	0.02	0.42	0.44	—	—	—	11.17	4.10	12,336	1.14(3)	1.14(3)	0.29(3)	24
SA Multi-Managed Small Cap Portfolio — Class 3
03/31/20	12.47	0.00	(2.80)	(2.80)	—	(1.11)	(1.11)	8.56	(25.05)	6,905	1.21	1.21	(0.01)	65
03/31/21	8.56	0.00	7.62	7.62	(0.00)	(1.77)	(1.77)	14.41	90.49	11,334	1.20	1.20	0.01	55
03/31/22	14.41	(0.01)	0.12	0.11	—	(1.84)	(1.84)	12.68	0.06	9,747	1.19	1.19	(0.10)	50
03/31/23	12.68	0.02	(1.17)	(1.15)	(0.02)	(2.19)	(2.21)	9.32	(9.03)	8,126	1.21	1.21	0.14	41
03/31/24	9.32	0.01	1.41	1.42	(0.02)	(0.34)	(0.36)	10.38	15.77	8,432	1.26	1.26	0.06	47
09/30/24@	10.38	0.01	0.41	0.42	—	—	—	10.80	4.05	8,401	1.24(3)	1.24(3)	0.19(3)	24
SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1
03/31/20	11.72	0.20	(1.39)	(1.19)	(0.17)	(0.41)	(0.58)	9.95	(10.95)	12,257	1.06	0.91	1.68	66
03/31/21	9.95	0.16	4.41	4.57	(0.18)	—	(0.18)	14.34	45.93	16,639	1.01	0.86	1.29	77
03/31/22	14.34	0.15	0.88	1.03	(0.22)	(1.00)	(1.22)	14.15	6.77	13,475	1.00	0.85	1.00	102
03/31/23	14.15	0.18	(1.22)	(1.04)	(0.18)	(2.14)	(2.32)	10.79	(6.73)	10,266	1.05	0.90	1.53	50
03/31/24	10.79	0.18	2.42	2.60	(0.21)	—	(0.21)	13.18	24.31	11,616	1.08	0.93	1.53	60
09/30/24@	13.18	0.11	1.11	1.22	—	—	—	14.40	9.26	10,973	1.03(3)	0.88(3)	1.67(3)	38
SA Putnam Asset Allocation Diversified Growth Portfolio — Class 2
03/31/20	11.72	0.18	(1.39)	(1.21)	(0.15)	(0.41)	(0.56)	9.95	(11.09)	42,497	1.21	1.06	1.54	66
03/31/21	9.95	0.14	4.41	4.55	(0.16)	—	(0.16)	14.34	45.75	56,213	1.16	1.01	1.14	77
03/31/22	14.34	0.13	0.88	1.01	(0.20)	(1.00)	(1.20)	14.15	6.62	46,756	1.15	1.00	0.85	102
03/31/23	14.15	0.16	(1.22)	(1.06)	(0.15)	(2.14)	(2.29)	10.80	(6.87)	35,792	1.20	1.05	1.37	50
03/31/24	10.80	0.16	2.42	2.58	(0.19)	—	(0.19)	13.19	24.08	36,881	1.23	1.08	1.38	60
09/30/24@	13.19	0.10	1.11	1.21	—	—	—	14.40	9.17	36,326	1.18(3)	1.03(3)	1.52(3)	38
SA Putnam Asset Allocation Diversified Growth Portfolio — Class 3
03/31/20	11.69	0.17	(1.39)	(1.22)	(0.14)	(0.41)	(0.55)	9.92	(11.16)	97,057	1.31	1.16	1.42	66
03/31/21	9.92	0.13	4.39	4.52	(0.15)	—	(0.15)	14.29	45.59	139,730	1.26	1.11	1.04	77
03/31/22	14.29	0.11	0.87	0.98	(0.19)	(1.00)	(1.19)	14.08	6.44	151,309	1.25	1.10	0.75	102
03/31/23	14.08	0.15	(1.21)	(1.06)	(0.14)	(2.14)	(2.28)	10.74	(6.88)	135,871	1.30	1.15	1.28	50
03/31/24	10.74	0.15	2.39	2.54	(0.18)	—	(0.18)	13.10	23.85	158,490	1.33	1.18	1.28	60
09/30/24@	13.10	0.10	1.10	1.20	—	—	—	14.30	9.16	165,934	1.28(3)	1.13(3)	1.42(3)	38

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA T. Rowe Price Growth Stock Portfolio — Class 1
03/31/20	$22.70	$(0.04)	$(0.71)	$(0.75)	$—	$(2.04)	$(2.04)	$19.91	(4.34)%	$301,339	0.89%	0.89%	(0.17)%	44%
03/31/21	19.91	(0.13)	12.91	12.78	(0.01)	(2.96)	(2.97)	29.72	64.68	364,073	0.87	0.87	(0.46)	32
03/31/22	29.72	(0.17)	0.87	0.70	—	(6.53)	(6.53)	23.89	(1.67)	348,810	0.87	0.87	(0.58)	30
03/31/23	23.89	(0.07)	(4.61)	(4.68)	—	(2.89)	(2.89)	16.32	(18.44)	221,588	0.90	0.90	(0.40)	26
03/31/24	16.32	(0.08)	6.57	6.49	—	(0.80)	(0.80)	22.01	40.52	210,593	0.92	0.90	(0.40)	25
09/30/24@	22.01	(0.04)	2.01	1.97	—	—	—	23.98	8.95	167,732	0.92(3)	0.87(3)	(0.37)(3)	22
SA T. Rowe Price Growth Stock Portfolio — Class 2
03/31/20	21.84	(0.07)	(0.67)	(0.74)	—	(2.04)	(2.04)	19.06	(4.47)	34,893	1.04	1.04	(0.32)	44
03/31/21	19.06	(0.16)	12.34	12.18	—	(2.96)	(2.96)	28.28	64.42	44,393	1.02	1.02	(0.61)	32
03/31/22	28.28	(0.21)	0.90	0.69	—	(6.53)	(6.53)	22.44	(1.80)	37,603	1.02	1.02	(0.73)	30
03/31/23	22.44	(0.09)	(4.35)	(4.44)	—	(2.89)	(2.89)	15.11	(18.56)	28,749	1.05	1.05	(0.55)	26
03/31/24	15.11	(0.10)	6.06	5.96	—	(0.80)	(0.80)	20.27	40.25	29,405	1.07	1.05	(0.55)	25
09/30/24@	20.27	(0.06)	1.87	1.81	—	—	—	22.08	8.93	29,119	1.07(3)	1.02(3)	(0.52)(3)	22
SA T. Rowe Price Growth Stock Portfolio — Class 3
03/31/20	21.32	(0.09)	(0.64)	(0.73)	—	(2.04)	(2.04)	18.55	(4.53)	27,780	1.14	1.14	(0.42)	44
03/31/21	18.55	(0.18)	11.99	11.81	—	(2.96)	(2.96)	27.40	64.18	35,574	1.12	1.12	(0.71)	32
03/31/22	27.40	(0.23)	0.91	0.68	—	(6.53)	(6.53)	21.55	(1.90)	28,813	1.12	1.12	(0.83)	30
03/31/23	21.55	(0.10)	(4.19)	(4.29)	—	(2.89)	(2.89)	14.37	(18.64)	22,304	1.15	1.15	(0.65)	26
03/31/24	14.37	(0.11)	5.76	5.65	—	(0.80)	(0.80)	19.22	40.17	23,555	1.17	1.15	(0.65)	25
09/30/24@	19.22	(0.06)	1.76	1.70	—	—	—	20.92	8.84	23,642	1.17(3)	1.12(3)	(0.62)(3)	22

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

Seasons Series Trust
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

Seasons Series Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

Seasons Series Trust
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

Seasons Series Trust
APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
    Not applicable.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
 (11/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: December 6, 2024

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: December 6, 2024